UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Brian Hartigan

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders February 29, 2024

BSCO	Invesco BulletShares 2024 Corporate Bond ETF

BSCP	Invesco BulletShares 2025 Corporate Bond ETF

BSCQ	Invesco BulletShares 2026 Corporate Bond ETF

BSCR	Invesco BulletShares 2027 Corporate Bond ETF

BSCS	Invesco BulletShares 2028 Corporate Bond ETF

BSCT	Invesco BulletShares 2029 Corporate Bond ETF

BSCU	Invesco BulletShares 2030 Corporate Bond ETF

BSCV	Invesco BulletShares 2031 Corporate Bond ETF

BSCW	Invesco BulletShares 2032 Corporate Bond ETF

BSCX	Invesco BulletShares 2033 Corporate Bond ETF

BSJO	Invesco BulletShares 2024 High Yield Corporate Bond ETF

BSJP	Invesco BulletShares 2025 High Yield Corporate Bond ETF

BSJQ	Invesco BulletShares 2026 High Yield Corporate Bond ETF

BSJR	Invesco BulletShares 2027 High Yield Corporate Bond ETF

BSJS	Invesco BulletShares 2028 High Yield Corporate Bond ETF

BSJT	Invesco BulletShares 2029 High Yield Corporate Bond ETF

BSJU	Invesco BulletShares 2030 High Yield Corporate Bond ETF

BSJV	Invesco BulletShares 2031 High Yield Corporate Bond ETF

BSMO	Invesco BulletShares 2024 Municipal Bond ETF

BSMP	Invesco BulletShares 2025 Municipal Bond ETF

BSMQ	Invesco BulletShares 2026 Municipal Bond ETF

BSMR	Invesco BulletShares 2027 Municipal Bond ETF

BSMS	Invesco BulletShares 2028 Municipal Bond ETF

BSMT	Invesco BulletShares 2029 Municipal Bond ETF

BSMU	Invesco BulletShares 2030 Municipal Bond ETF

BSMV	Invesco BulletShares 2031 Municipal Bond ETF

BSMW	Invesco BulletShares 2032 Municipal Bond ETF

BSSX	Invesco BulletShares 2033 Municipal Bond ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.99%
Aerospace & Defense-0.18%
General Dynamics Corp., 2.38%, 11/15/2024	$6,640,000	$6,495,087

Air Freight & Logistics-0.18%
United Parcel Service, Inc., 2.80%, 11/15/2024	6,637,000	6,517,770

Automobile Components-0.27%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	9,952,000	9,890,167

Automobiles-4.31%
American Honda Finance Corp.
2.40%, 06/27/2024	6,825,000	6,757,118
0.55%, 07/12/2024	11,947,000	11,732,270
0.75%, 08/09/2024	13,267,000	12,999,273
2.15%, 09/10/2024	9,301,000	9,144,194
Ford Motor Credit Co. LLC, 4.06%, 11/01/2024	19,266,000	19,003,724
PACCAR Financial Corp., 3.15%, 06/13/2024	6,549,000	6,505,449
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	16,003,000	15,957,684
2.36%, 07/02/2024(b)	6,640,000	6,570,455
Toyota Motor Credit Corp.
2.50%, 03/22/2024	14,662,000	14,638,636
2.90%, 04/17/2024	6,554,000	6,532,854
0.50%, 06/18/2024	10,585,000	10,432,630
0.63%, 09/13/2024(b)	13,268,000	12,937,456
4.40%, 09/20/2024	16,591,000	16,505,561
2.00%, 10/07/2024(b)	6,640,000	6,504,740

		156,222,044

Banks-18.39%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	18,272,000	18,202,783
Bank of America Corp.
4.00%, 04/01/2024(b)	28,391,000	28,350,849
4.20%, 08/26/2024	37,037,000	36,763,196
Bank of Montreal (Canada)
2.15%, 03/08/2024	15,271,000	15,265,083
5.20%, 12/12/2024	12,640,000	12,602,702
Series H, 4.25%, 09/14/2024(b)	18,952,000	18,810,263
Bank of Nova Scotia (The) (Canada)
2.44%, 03/11/2024(b)	10,776,000	10,769,151
5.25%, 12/06/2024	13,159,000	13,130,368
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	7,380,000	7,349,343
BNP Paribas S.A. (France), 4.25%, 10/15/2024	12,101,000	11,967,662
BPCE S.A. (France), 4.00%, 04/15/2024 .	18,502,000	18,459,914
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024	8,211,000	7,986,645
Citigroup, Inc.
3.75%, 06/16/2024	7,612,000	7,566,317
4.00%, 08/05/2024(b)	9,479,000	9,402,040
Cooperatieve Rabobank U.A. (Netherlands), 3.88%, 08/22/2024	12,640,000	12,538,749

	Principal Amount	Value
Banks-(continued)
Credit Suisse AG (Switzerland)
4.75%, 08/09/2024	$13,400,000	$13,340,039
3.63%, 09/09/2024	37,306,000	36,939,617
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	24,696,000	24,682,080
HSBC USA, Inc.
3.75%, 05/24/2024(b)	12,220,000	12,170,509
3.50%, 06/23/2024	8,931,000	8,874,123
JPMorgan Chase & Co.
3.63%, 05/13/2024(b)	26,482,000	26,377,012
3.88%, 09/10/2024	37,043,000	36,708,388
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	12,633,000	12,490,153
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	12,591,000	12,456,092
National Bank of Canada (Canada), 0.75%, 08/06/2024	6,620,000	6,479,982
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	6,553,000	6,531,424
PNC Bank N.A.
2.50%, 08/27/2024(b)	7,585,000	7,470,633
3.30%, 10/30/2024(b)	6,315,000	6,224,006
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024(b)	9,162,000	9,130,041
2.20%, 11/01/2024	8,215,000	8,036,296
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	18,064,000	17,951,201
0.65%, 07/29/2024(b)	10,543,000	10,332,646
5.66%, 10/25/2024(b)	14,529,000	14,535,756
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	12,219,000	12,213,913
Sumitomo Mitsui Banking Corp. (Japan), 3.40%, 07/11/2024(b)	6,623,000	6,569,784
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 07/16/2024	24,916,000	24,652,125
2.45%, 09/27/2024	12,634,000	12,412,153
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024	18,147,000	18,139,997
4.29%, 09/13/2024	18,599,000	18,471,167
1.25%, 12/13/2024(b)	6,619,000	6,408,854
Truist Bank, 2.15%, 12/06/2024	15,794,000	15,388,257
Truist Financial Corp., 2.85%, 10/26/2024	12,639,000	12,418,570
U.S. Bancorp, 3.60%, 09/11/2024	12,634,000	12,503,328
Wells Fargo & Co., 3.30%, 09/09/2024	27,775,000	27,454,181

		666,527,392

Beverages-1.57%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	13,274,000	13,042,198
Constellation Brands, Inc.
3.60%, 05/09/2024	7,516,000	7,485,952
5.00%, 02/02/2026(b)	2,510,000	2,495,164
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024	7,960,000	7,793,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	$14,055,000	$14,033,622
PepsiCo, Inc., 3.60%, 03/01/2024	12,050,000	12,050,000

		56,900,631

Biotechnology-2.71%
AbbVie, Inc., 2.60%, 11/21/2024	49,629,000	48,610,637
Amgen, Inc.
3.63%, 05/22/2024	18,000,500	17,917,915
5.51%, 03/02/2026(b)	10,141,000	10,129,913
Gilead Sciences, Inc., 3.70%, 04/01/2024	21,576,000	21,537,442

		98,195,907

Broadline Retail-3.32%
Amazon.com, Inc.
2.73%, 04/13/2024	19,905,000	19,837,932
0.45%, 05/12/2024	33,183,000	32,874,306
2.80%, 08/22/2024	26,539,000	26,223,946
4.70%, 11/29/2024(b)	15,935,000	15,887,681
3.80%, 12/05/2024	15,938,000	15,770,307
eBay, Inc., 3.45%, 08/01/2024	9,864,000	9,770,007

		120,364,179

Capital Markets-8.69%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	7,011,000	6,931,391
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	7,299,000	7,239,817
3.40%, 05/15/2024(b)	6,111,000	6,082,112
3.25%, 09/11/2024(b)	6,621,000	6,543,811
2.10%, 10/24/2024	12,642,000	12,369,462
Series J, 0.85%, 10/25/2024	8,846,000	8,587,037
BlackRock, Inc., 3.50%, 03/18/2024	12,587,000	12,576,294
Charles Schwab Corp. (The), 0.75%, 03/18/2024(b)	18,330,000	18,292,611
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	9,242,000	9,188,320
3.70%, 05/30/2024	9,327,000	9,269,072
FS KKR Capital Corp., 1.65%, 10/12/2024	6,640,000	6,447,696
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	35,919,000	35,919,000
3.00%, 03/15/2024	28,246,000	28,220,019
3.85%, 07/08/2024	29,786,000	29,600,979
5.70%, 11/01/2024	25,224,000	25,241,089
Morgan Stanley
3.70%, 10/23/2024	37,715,000	37,256,007
Series F, 3.88%, 04/29/2024	36,665,000	36,548,049
State Street Corp., 3.30%, 12/16/2024 .	12,639,000	12,443,479
Stifel Financial Corp., 4.25%, 07/18/2024	6,375,000	6,336,437

		315,092,682

Chemicals-1.05%
Celanese US Holdings LLC, 5.90%, 07/05/2024	6,890,000	6,884,329
LyondellBasell Industries N.V., 5.75%, 04/15/2024(b)	10,285,000	10,284,615

	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	$6,640,000	$6,650,025
Sherwin-Williams Co. (The)
3.13%, 06/01/2024(b)	6,632,000	6,587,093
4.05%, 08/08/2024	7,550,000	7,493,681

		37,899,743

Communications Equipment-0.35%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	12,745,000	12,745,000

Construction & Engineering-0.17%
Quanta Services, Inc., 0.95%, 10/01/2024	6,380,000	6,200,746

Construction Materials-0.19%
Vulcan Materials Co., 5.80%, 03/01/2026	6,767,000	6,767,000

Consumer Finance-4.04%
Ally Financial, Inc., 5.13%, 09/30/2024(b)	8,851,000	8,813,229
American Express Co.
3.38%, 05/03/2024	24,596,000	24,492,045
3.00%, 10/30/2024	20,420,000	20,088,465
3.63%, 12/05/2024	7,586,000	7,484,473
Capital One Financial Corp., 3.75%, 04/24/2024	8,982,000	8,954,560
Discover Bank, 2.45%, 09/12/2024	9,475,000	9,313,502
Discover Financial Services, 3.95%, 11/06/2024	6,621,000	6,538,009
General Motors Financial Co., Inc.
1.05%, 03/08/2024	10,232,000	10,226,704
3.95%, 04/13/2024(b)	15,453,000	15,414,347
1.20%, 10/15/2024	10,835,000	10,537,961
3.50%, 11/07/2024	9,957,000	9,807,859
Synchrony Financial, 4.25%, 08/15/2024	14,966,000	14,829,980

		146,501,134

Consumer Staples Distribution & Retail-2.13%
Costco Wholesale Corp., 2.75%, 05/18/2024(b)	13,270,000	13,190,403
Dollar General Corp., 4.25%, 09/20/2024	9,357,000	9,279,223
Target Corp., 3.50%, 07/01/2024	13,198,000	13,109,053
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	15,350,000	15,135,663
Walmart, Inc.
3.30%, 04/22/2024	18,494,000	18,440,475
2.65%, 12/15/2024	8,362,000	8,187,539

		77,342,356

Diversified REITs-0.17%
W.P. Carey, Inc., 4.60%, 04/01/2024	6,110,000	6,100,608

Diversified Telecommunication Services-1.70%
AT&T, Inc., 0.90%, 03/25/2024	27,685,000	27,604,380
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024(b)	7,330,000	7,313,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
0.75%, 03/22/2024	$12,210,000	$12,180,423
3.50%, 11/01/2024(b)	14,810,000	14,592,909

		61,690,926

Electric Utilities-3.17%
Avangrid, Inc., 3.15%, 12/01/2024	7,650,000	7,505,098
Duke Energy Corp., 3.75%, 04/15/2024	13,274,000	13,240,257
Edison International, 3.55%, 11/15/2024	6,632,000	6,529,228
Entergy Louisiana LLC, 0.95%, 10/01/2024	13,273,000	12,925,342
Evergy, Inc., 2.45%, 09/15/2024	9,982,000	9,796,802
Eversource Energy, 4.20%, 06/27/2024	11,940,000	11,883,454
Florida Power & Light Co., 3.25%, 06/01/2024	6,372,000	6,329,455
Interstate Power and Light Co., 3.25%, 12/01/2024(b)	6,636,000	6,523,624
MidAmerican Energy Co., 3.50%, 10/15/2024	6,200,000	6,127,337
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	13,447,000	13,428,880
4.20%, 06/20/2024	11,513,000	11,458,396
Southern California Edison Co., 1.10%, 04/01/2024	9,081,000	9,048,748

		114,796,621

Electronic Equipment, Instruments & Components-1.06%
Arrow Electronics, Inc.
3.25%, 09/08/2024	6,355,000	6,276,002
6.13%, 03/01/2026	6,230,000	6,226,131
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	8,254,000	8,224,451
Keysight Technologies, Inc., 4.55%, 10/30/2024	8,650,000	8,589,624
TD SYNNEX Corp., 1.25%, 08/09/2024	9,290,000	9,105,768

		38,421,976

Entertainment-1.05%
Walt Disney Co. (The), 1.75%, 08/30/2024	19,912,000	19,554,185
Warnermedia Holdings, Inc., 6.41%, 03/15/2026(b)	18,334,000	18,332,546

		37,886,731

Financial Services-3.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.65%, 10/29/2024	29,828,000	29,026,553
Series 3NC1, 1.75%, 10/29/2024	8,550,000	8,321,269
Fidelity National Information Services, Inc., 0.60%, 03/01/2024	9,180,000	9,180,000
Fiserv, Inc., 2.75%, 07/01/2024	25,418,000	25,166,802
Global Payments, Inc., 1.50%, 11/15/2024(b)	6,640,000	6,450,642
Mastercard, Inc., 3.38%, 04/01/2024	12,697,000	12,671,985

	Principal Amount	Value
Financial Services-(continued)
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	$8,922,000	$8,767,045
PayPal Holdings, Inc., 2.40%, 10/01/2024	16,665,000	16,363,055

		115,947,351

Food Products-1.19%
Hormel Foods Corp., 0.65%, 06/03/2024	12,114,000	11,969,801
McCormick & Co., Inc., 3.15%, 08/15/2024	9,101,000	8,999,632
Mondelez International, Inc., 2.13%, 03/17/2024	6,172,000	6,163,548
Tyson Foods, Inc., 3.95%, 08/15/2024	16,067,000	15,938,250

		43,071,231

Gas Utilities-0.55%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024(b)	7,962,000	7,795,346
ONE Gas, Inc., 1.10%, 03/11/2024	5,662,000	5,656,913
Southern California Gas Co., 3.15%, 09/15/2024	6,640,000	6,554,329

		20,006,588

Ground Transportation-1.12%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	6,639,000	6,629,153
3.40%, 09/01/2024	8,728,000	8,632,401
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024	19,126,000	18,532,610
CSX Corp., 3.40%, 08/01/2024(b)	6,820,000	6,756,123

		40,550,287

Health Care Equipment & Supplies-1.96%
Baxter International, Inc., 1.32%, 11/29/2024	19,086,000	18,481,836
Becton, Dickinson and Co.
3.36%, 06/06/2024	13,149,000	13,064,453
3.73%, 12/15/2024	11,656,000	11,494,741
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	9,287,000	9,079,218
Stryker Corp., 3.38%, 05/15/2024	7,960,000	7,928,472
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	11,369,000	11,031,771

		71,080,491

Health Care Providers & Services-4.26%
Aetna, Inc., 3.50%, 11/15/2024	9,954,000	9,804,617
Cardinal Health, Inc., 3.08%, 06/15/2024	9,952,000	9,871,716
Cencora, Inc., 3.40%, 05/15/2024	6,637,000	6,605,377
Cigna Group (The)
0.61%, 03/15/2024(b)	6,310,000	6,299,935
5.69%, 03/15/2026(b)	8,922,000	8,921,836
CommonSpirit Health, 2.76%, 10/01/2024(b)	10,297,000	10,122,822
CVS Health Corp., 3.38%, 08/12/2024	8,629,000	8,535,495
Elevance Health, Inc.
3.50%, 08/15/2024	10,621,000	10,518,352
3.35%, 12/01/2024	11,091,000	10,904,549
HCA, Inc., 5.00%, 03/15/2024	24,692,000	24,685,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
3.85%, 10/01/2024	$7,597,000	$7,516,212
5.70%, 03/13/2026	6,181,000	6,135,878
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024(b)	7,959,000	7,857,917
McKesson Corp., 3.80%, 03/15/2024	7,952,000	7,947,091
UnitedHealth Group, Inc.
0.55%, 05/15/2024(b)	12,655,000	12,530,970
5.00%, 10/15/2024	6,197,000	6,179,697

		154,438,063

Hotels, Restaurants & Leisure-0.42%
Hyatt Hotels Corp., 1.80%, 10/01/2024	9,250,000	9,043,770
McDonald’s Corp., 3.25%, 06/10/2024	6,110,000	6,073,826

		15,117,596

Household Durables-0.34%
D.R. Horton, Inc., 2.50%, 10/15/2024	6,538,000	6,414,431
Lennar Corp., 4.50%, 04/30/2024	5,811,000	5,798,332

		12,212,763

Household Products-0.17%
Colgate-Palmolive Co., 3.25%, 03/15/2024	6,195,000	6,191,035

Insurance-1.64%
Aon Global Ltd., 3.50%, 06/14/2024	7,964,000	7,911,964
Brown & Brown, Inc., 4.20%, 09/15/2024(b)	6,195,000	6,138,097
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	9,287,000	9,245,340
CNA Financial Corp., 3.95%, 05/15/2024	6,819,000	6,795,248
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	7,441,000	7,397,294
MetLife, Inc., 3.60%, 04/10/2024	13,270,000	13,242,806
Willis North America, Inc., 3.60%, 05/15/2024	8,629,000	8,590,812

		59,321,561

Leisure Products-0.18%
Hasbro, Inc., 3.00%, 11/19/2024	6,635,000	6,510,712

Life Sciences Tools & Services-1.14%
Revvity, Inc., 0.85%, 09/15/2024(b)	9,748,000	9,495,266
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	32,834,000	31,975,880

		41,471,146

Machinery-3.96%
Caterpillar Financial Services Corp.
0.45%, 05/17/2024	14,584,000	14,438,674
0.60%, 09/13/2024	9,950,000	9,702,602
2.15%, 11/08/2024	13,276,000	12,991,139
3.25%, 12/01/2024	8,294,000	8,169,695
Caterpillar, Inc., 3.40%, 05/15/2024	12,641,000	12,583,580
Illinois Tool Works, Inc., 3.50%, 03/01/2024	8,400,000	8,400,000

	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
0.45%, 06/07/2024	$7,965,000	$7,862,859
3.35%, 06/12/2024(b)	6,636,000	6,595,419
2.65%, 06/24/2024	7,889,000	7,820,181
0.63%, 09/10/2024	6,537,000	6,378,447
4.55%, 10/11/2024	7,963,000	7,921,361
Parker-Hannifin Corp.
3.65%, 06/15/2024	18,581,000	18,475,744
3.30%, 11/21/2024	6,633,000	6,521,664
Trane Technologies Financing Ltd., 3.55%, 11/01/2024	6,640,000	6,552,635
Wabtec Corp., 4.15%, 03/15/2024	9,030,000	9,025,179

		143,439,179

Media-0.54%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	9,958,000	9,830,278
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024(b)	9,949,000	9,833,000

		19,663,278

Metals & Mining-0.25%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	9,316,000	9,226,892

Multi-Utilities-0.42%
Black Hills Corp., 1.04%, 08/23/2024	7,968,000	7,794,510
WEC Energy Group, Inc., 0.80%, 03/15/2024	7,328,000	7,316,668

		15,111,178

Oil, Gas & Consumable Fuels-7.40%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	7,960,000	7,902,124
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024	6,113,000	6,096,105
Chevron Corp., 2.90%, 03/03/2024	12,040,000	12,040,000
Chevron USA, Inc., 3.90%, 11/15/2024 .	8,300,000	8,221,269
ConocoPhillips Co., 2.13%, 03/08/2024	5,520,000	5,517,712
Continental Resources, Inc., 3.80%, 06/01/2024	11,390,000	11,330,504
Enbridge, Inc. (Canada)
3.50%, 06/10/2024(b)	6,501,000	6,461,054
5.97%, 03/08/2026	8,640,000	8,637,706
Energy Transfer L.P.
4.25%, 04/01/2024	6,464,000	6,456,966
3.90%, 05/15/2024	7,955,000	7,926,527
Equinor ASA (Norway), 3.70%, 03/01/2024	11,656,000	11,656,000
Exxon Mobil Corp.
3.18%, 03/15/2024	12,290,000	12,273,269
2.02%, 08/16/2024	13,270,000	13,071,718
Kinder Morgan Energy Partners L.P.
4.30%, 05/01/2024	7,570,000	7,546,389
4.25%, 09/01/2024	8,199,000	8,138,565
Marathon Petroleum Corp., 3.63%, 09/15/2024	9,950,000	9,839,524
MPLX L.P., 4.88%, 12/01/2024	14,650,000	14,568,567
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	9,950,000	9,819,726

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	$15,939,000	$15,590,567
Spectra Energy Partners L.P., 4.75%, 03/15/2024	12,350,000	12,340,240
TotalEnergies Capital International S.A. (France), 3.75%, 04/10/2024	16,590,000	16,550,304
TransCanada PipeLines Ltd. (Canada)
1.00%, 10/12/2024	18,310,000	17,785,572
6.20%, 03/09/2026(b)	10,619,000	10,619,233
Williams Cos., Inc. (The)
4.30%, 03/04/2024	11,500,000	11,500,000
4.55%, 06/24/2024	16,502,000	16,429,593

		268,319,234

Passenger Airlines-0.30%
Delta Air Lines, Inc., 2.90%, 10/28/2024	11,230,000	11,014,723

Personal Care Products-0.90%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024(b)	6,540,000	6,376,616
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	6,010,000	6,008,803
2.60%, 05/05/2024	13,996,000	13,926,051
0.63%, 08/12/2024	6,640,000	6,499,844

		32,811,314

Pharmaceuticals-1.71%
AstraZeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024	21,236,000	20,995,560
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024(b)	28,530,000	28,420,942
Pfizer, Inc., 3.40%, 05/15/2024	12,620,000	12,565,838

		61,982,340

Professional Services-0.27%
Equifax, Inc., 2.60%, 12/01/2024	9,951,000	9,729,100

Retail REITs-0.66%
Simon Property Group L.P.
2.00%, 09/13/2024	13,049,000	12,779,728
3.38%, 10/01/2024	11,360,000	11,219,233

		23,998,961

Semiconductors & Semiconductor Equipment-1.73%
Intel Corp.
2.88%, 05/11/2024	16,440,000	16,343,950
2.70%, 06/17/2024	590,000	584,831
KLA Corp., 4.65%, 11/01/2024	9,799,700	9,730,254
NVIDIA Corp., 0.58%, 06/14/2024	15,280,000	15,076,462
QUALCOMM, Inc., 2.90%, 05/20/2024	11,610,000	11,540,868
Xilinx, Inc., 2.95%, 06/01/2024(b)	9,560,000	9,494,009

		62,770,374

Software-2.41%
Oracle Corp.
3.40%, 07/08/2024(b)	25,817,500	25,608,454
2.95%, 11/15/2024	26,542,000	26,046,951
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	6,640,000	6,521,662

	Principal Amount	Value
Software-(continued)
Salesforce, Inc., 0.63%, 07/15/2024(b)	$13,270,000	$13,040,630
VMware LLC, 1.00%, 08/15/2024	16,539,000	16,184,683

		87,402,380

Specialized REITs-0.26%
Crown Castle, Inc., 3.20%, 09/01/2024	9,560,000	9,446,969

Specialty Retail-0.36%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	13,098,000	13,010,881

Technology Hardware, Storage & Peripherals-2.69%
Apple, Inc.
3.45%, 05/06/2024	30,547,000	30,437,991
2.85%, 05/11/2024	23,230,000	23,103,753
1.80%, 09/11/2024(b)	9,560,000	9,391,895
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	13,270,000	13,224,017
5.90%, 10/01/2024	21,174,000	21,199,817

		97,357,473

Tobacco-0.98%
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024(b)	12,755,000	12,561,010
Philip Morris International, Inc.
3.25%, 11/10/2024(b)	9,953,000	9,803,058
5.13%, 11/15/2024(b)	13,275,000	13,242,972

		35,607,040

Trading Companies & Distributors-0.40%
Air Lease Corp.
0.80%, 08/18/2024	8,414,000	8,219,083
4.25%, 09/15/2024(b)	6,200,000	6,147,550

		14,366,633

Wireless Telecommunication Services-0.88%
Sprint LLC, 7.13%, 06/15/2024	31,880,000	31,984,408

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,544,563,836)		3,515,719,881

	Shares

Money Market Funds-4.40%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $159,365,458)	159,365,458	159,365,458

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.39% (Cost $3,703,929,294)		3,675,085,339

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.63%
Invesco Private Government Fund, 5.29%(c)(d)(e)	28,984,397	28,984,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(c)(d)(e)	66,540,261	$66,573,531

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $95,566,976)		95,557,928

TOTAL INVESTMENTS IN SECURITIES-104.02% (Cost $3,799,496,270)		3,770,643,267

OTHER ASSETS LESS LIABILITIES-(4.02)%		(145,763,470)

NET ASSETS-100.00%		$3,624,879,797

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$16,589,150	$417,196,741	$(274,420,433)	$-	$-	$159,365,458	$1,321,437

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	48,524,883	168,174,447	(187,714,933)	-	-	28,984,397	1,171,265	*

Invesco Private Prime Fund	124,841,911	321,944,399	(380,291,248)	(12,281)	90,750	66,573,531	3,176,557	*

Total	$189,955,944	$907,315,587	$(842,426,614)	$(12,281)	$90,750	$254,923,386	$5,669,259

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	35.96

Health Care	11.78

Consumer Discretionary	9.20

Information Technology	8.24

Energy	7.40

Consumer Staples	6.94

Industrials	6.58

Communication Services	4.17

Utilities	4.14

Sector Types Each Less Than 3%	2.58

Money Market Funds Plus Other Assets Less Liabilities	3.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.92%
Aerospace & Defense-2.24%
Boeing Co. (The), 4.88%, 05/01/2025	$27,293,000	$27,047,751
General Dynamics Corp.
3.25%, 04/01/2025(b)	5,869,000	5,748,056
3.50%, 05/15/2025(b)	5,870,000	5,759,772
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	4,699,000	4,751,549
L3Harris Technologies, Inc., 3.83%, 04/27/2025	4,677,000	4,592,406
Lockheed Martin Corp., 4.95%, 10/15/2025(b)	3,900,000	3,894,939
Northrop Grumman Corp., 2.93%, 01/15/2025	11,736,000	11,482,369
Precision Castparts Corp., 3.25%, 06/15/2025	6,648,000	6,495,606
RTX Corp., 3.95%, 08/16/2025	11,739,000	11,518,416

		81,290,864

Air Freight & Logistics-0.21%
United Parcel Service, Inc., 3.90%, 04/01/2025	7,795,000	7,690,702

Automobile Components-0.14%
Magna International, Inc. (Canada), 4.15%, 10/01/2025	5,081,000	4,989,257

Automobiles-5.51%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	8,610,000	8,337,862
5.00%, 05/23/2025	5,845,000	5,830,124
1.20%, 07/08/2025(b)	5,840,000	5,541,194
1.00%, 09/10/2025	5,871,000	5,519,626
5.80%, 10/03/2025	7,409,000	7,481,879
Series A, 4.60%, 04/17/2025	6,240,000	6,198,458
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	9,750,000	9,433,413
4.69%, 06/09/2025(b)	4,680,000	4,615,354
5.13%, 06/16/2025	13,650,000	13,515,554
4.13%, 08/04/2025	10,950,000	10,688,905
3.38%, 11/13/2025	16,433,000	15,772,993
General Motors Co.
4.00%, 04/01/2025	3,910,000	3,849,686
6.13%, 10/01/2025	15,650,000	15,782,008
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025(b)	7,821,000	7,600,283
PACCAR Financial Corp., 3.55%, 08/11/2025	4,696,000	4,600,236

	Principal Amount	Value
Automobiles-(continued)
Toyota Motor Credit Corp.
4.80%, 01/10/2025(b)	$9,390,000	$9,357,247
1.45%, 01/13/2025	9,001,000	8,715,624
1.80%, 02/13/2025(b)	10,920,000	10,566,214
3.00%, 04/01/2025	9,780,000	9,558,367
3.40%, 04/14/2025	3,893,000	3,816,639
3.95%, 06/30/2025	10,172,000	10,018,227
3.65%, 08/18/2025(b)	5,864,000	5,748,757
5.60%, 09/11/2025(b)	4,699,000	4,740,819
0.80%, 10/16/2025(b)	7,821,000	7,315,316
5.40%, 11/10/2025(b)	5,090,000	5,121,396

		199,726,181

Banks-19.98%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	9,777,000	9,579,569
2.75%, 05/28/2025(b)	11,740,000	11,332,234
5.15%, 08/18/2025	13,693,000	13,594,846
Bank of America Corp.
4.00%, 01/22/2025	19,555,000	19,275,185
3.88%, 08/01/2025	14,027,000	13,811,688
Series L, 3.95%, 04/21/2025	19,500,000	19,182,479
Bank of America N.A., 5.65%, 08/18/2025	15,644,000	15,761,143
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	10,564,000	10,217,284
3.70%, 06/07/2025	10,138,000	9,935,962
5.92%, 09/25/2025(b)	9,392,000	9,492,306
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	10,563,000	10,208,502
3.45%, 04/11/2025	13,691,000	13,404,105
5.45%, 06/12/2025(b)	12,718,000	12,727,323
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	10,564,000	10,322,577
5.14%, 04/28/2025	9,750,000	9,717,821
3.95%, 08/04/2025	10,527,000	10,323,068
Citibank N.A., 5.86%, 09/29/2025(b)	13,690,000	13,854,816
Citigroup, Inc.
3.88%, 03/26/2025	7,824,000	7,681,844
3.30%, 04/27/2025(b)	11,699,000	11,441,392
4.40%, 06/10/2025	19,563,000	19,278,167
5.50%, 09/13/2025	11,114,000	11,095,924
Citizens Bank N.A., 2.25%, 04/28/2025(b)	5,843,000	5,608,166
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025	7,820,000	7,561,865
5.00%, 01/13/2025(b)	7,820,000	7,795,804
5.50%, 07/18/2025	6,628,000	6,661,471
4.38%, 08/04/2025	11,740,000	11,517,510
Credit Suisse AG (Switzerland)
7.95%, 01/09/2025	9,780,000	9,956,215
3.70%, 02/21/2025	15,067,000	14,780,445
2.95%, 04/09/2025	9,595,000	9,319,042
Fifth Third Bancorp, 2.38%, 01/28/2025 .	5,865,000	5,695,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Fifth Third Bank N.A., 3.95%, 07/28/2025	$5,840,000	$5,717,397
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025(b)	11,740,000	11,491,530
HSBC USA, Inc., 5.63%, 03/17/2025	9,780,000	9,794,118
Huntington Bancshares, Inc., 4.00%, 05/15/2025(b)	3,661,000	3,596,160
JPMorgan Chase & Co.
3.13%, 01/23/2025	19,559,000	19,182,591
3.90%, 07/15/2025(b)	19,562,000	19,234,012
KeyBank N.A.
3.30%, 06/01/2025	5,840,000	5,623,478
4.15%, 08/08/2025(b)	9,750,000	9,445,237
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	10,385,000	10,180,270
Manufacturers & Traders Trust Co., 5.40%, 11/21/2025(b)	3,907,000	3,871,102
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025(b)	20,274,000	19,639,017
3.78%, 03/02/2025(b)	5,845,000	5,749,871
1.41%, 07/17/2025(b)	13,696,000	12,976,472
Morgan Stanley Bank N.A., 5.48%, 07/16/2025(b)	9,390,000	9,431,358
National Bank of Canada (Canada), 5.25%, 01/17/2025	8,220,000	8,201,074
PNC Bank N.A., 3.25%, 06/01/2025	7,788,000	7,581,828
Regions Financial Corp., 2.25%, 05/18/2025	5,837,000	5,591,245
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	7,819,000	7,564,027
3.38%, 04/14/2025(b)	10,918,000	10,697,192
4.95%, 04/25/2025	12,522,000	12,487,391
Santander Holdings USA, Inc.
3.45%, 06/02/2025	7,790,000	7,555,122
4.50%, 07/17/2025	8,562,000	8,397,661
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	3,850,000	3,763,725
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025	9,780,000	9,526,688
1.47%, 07/08/2025	18,386,000	17,479,913
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	6,262,000	6,061,941
3.77%, 06/06/2025(b)	12,911,000	12,682,594
Truist Bank
1.50%, 03/10/2025	9,780,000	9,399,253
3.63%, 09/16/2025(b)	9,784,000	9,498,331
Truist Financial Corp.
4.00%, 05/01/2025(b)	6,652,000	6,534,086
3.70%, 06/05/2025	7,825,000	7,659,612
1.20%, 08/05/2025	5,867,000	5,520,093
U.S. Bancorp, 1.45%, 05/12/2025(b)	11,700,000	11,198,569
U.S. Bank N.A., 2.05%, 01/21/2025(b)	7,820,000	7,596,623
UBS AG (Switzerland), 5.80%, 09/11/2025(b)	7,820,000	7,879,046

	Principal Amount	Value
Banks-(continued)
Wells Fargo & Co.
3.00%, 02/19/2025	$19,562,000	$19,128,183
3.55%, 09/29/2025	19,557,000	19,057,720
Wells Fargo Bank N.A., 5.55%, 08/01/2025	15,650,000	15,718,513

		723,847,151

Beverages-1.21%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025(b)	5,840,000	5,511,934
5.20%, 10/24/2025	3,910,000	3,913,979
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	3,910,000	3,789,673
PepsiCo, Inc.
2.25%, 03/19/2025	11,738,000	11,398,060
2.75%, 04/30/2025	7,820,000	7,617,263
3.50%, 07/17/2025	5,451,000	5,342,680
5.25%, 11/10/2025(b)	6,240,000	6,267,700

		43,841,289

Biotechnology-2.45%
AbbVie, Inc., 3.60%, 05/14/2025	29,344,000	28,765,159
Amgen, Inc.
1.90%, 02/21/2025	3,894,000	3,762,219
5.25%, 03/02/2025	15,650,000	15,614,508
3.13%, 05/01/2025(b)	7,800,000	7,602,995
Baxalta, Inc., 4.00%, 06/23/2025	6,265,000	6,155,600
Biogen, Inc., 4.05%, 09/15/2025(b)	13,644,000	13,376,921
Gilead Sciences, Inc., 3.50%, 02/01/2025(b)	13,648,000	13,412,783

		88,690,185

Broadline Retail-1.20%
Amazon.com, Inc.
3.00%, 04/13/2025	11,700,000	11,434,568
0.80%, 06/03/2025(b)	9,780,000	9,292,000
4.60%, 12/01/2025(b)	9,782,000	9,741,347
5.20%, 12/03/2025(b)	6,821,000	6,853,052
eBay, Inc., 1.90%, 03/11/2025(b)	6,260,000	6,044,484

		43,365,451

Building Products-0.11%
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025	3,911,000	3,837,450

Capital Markets-6.98%
Ameriprise Financial, Inc., 3.00%, 04/02/2025(b)	3,910,000	3,811,470
Ares Capital Corp.
4.25%, 03/01/2025	4,670,000	4,581,053
3.25%, 07/15/2025	9,780,000	9,397,124
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	9,746,000	9,366,353
3.35%, 04/25/2025(b)	3,580,000	3,501,910
Series G, 3.00%, 02/24/2025(b)	5,843,000	5,714,929
Blue Owl Capital Corp., 3.75%, 07/22/2025	3,912,000	3,770,170
Brookfield Corp. (Canada), 4.00%, 01/15/2025	3,900,000	3,848,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
4.20%, 03/24/2025	$4,698,000	$4,641,920
3.85%, 05/21/2025	5,870,000	5,761,257
CME Group, Inc., 3.00%, 03/15/2025(b)	5,870,000	5,737,035
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	11,676,000	11,454,892
4.16%, 05/13/2025	3,890,000	3,831,143
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	19,560,000	19,225,514
3.50%, 04/01/2025	27,300,000	26,741,756
3.75%, 05/22/2025	17,492,000	17,148,767
4.25%, 10/21/2025(b)	15,597,000	15,325,755
Moody’s Corp., 3.75%, 03/24/2025	5,478,000	5,386,388
Morgan Stanley
4.00%, 07/23/2025	23,471,000	23,073,312
5.00%, 11/24/2025	15,602,000	15,516,512
Nasdaq, Inc., 5.65%, 06/28/2025	3,910,000	3,924,196
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	6,228,000	6,169,194
1.85%, 07/16/2025(b)	11,580,000	11,001,123
Northern Trust Corp., 3.95%, 10/30/2025	5,840,000	5,727,769
State Street Corp., 3.55%, 08/18/2025(b)	10,140,000	9,938,367
UBS Group AG (Switzerland), 3.75%, 03/26/2025	18,664,000	18,283,380

		252,879,600

Chemicals-0.92%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	4,303,000	4,069,643
Celanese US Holdings LLC, 6.05%, 03/15/2025	7,824,000	7,845,140
Eastman Chemical Co., 3.80%, 03/15/2025	5,478,000	5,389,952
EIDP, Inc., 1.70%, 07/15/2025	3,911,000	3,717,595
Linde, Inc., 4.70%, 12/05/2025	4,692,000	4,671,699
LYB International Finance III LLC, 1.25%, 10/01/2025	3,832,000	3,582,504
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	3,895,000	3,928,146

		33,204,679

Commercial Services & Supplies-0.30%
Republic Services, Inc., 3.20%, 03/15/2025(b)	3,915,000	3,830,457
Waste Management, Inc.
3.13%, 03/01/2025(b)	3,285,000	3,214,865
0.75%, 11/15/2025	3,910,000	3,632,628

		10,677,950

Communications Equipment-0.11%
Cisco Systems, Inc., 3.50%, 06/15/2025 .	3,894,000	3,822,174

Consumer Finance-4.12%
Ally Financial, Inc.
4.63%, 03/30/2025	3,910,000	3,867,960
5.80%, 05/01/2025(b)	5,850,000	5,842,040
5.75%, 11/20/2025(b)	8,219,000	8,180,923

	Principal Amount	Value
Consumer Finance-(continued)
American Express Co.
2.25%, 03/04/2025(b)	$13,652,000	$13,224,388
3.95%, 08/01/2025	17,607,000	17,303,029
Capital One Financial Corp.
3.20%, 02/05/2025	7,786,000	7,615,017
4.25%, 04/30/2025	5,840,000	5,762,720
4.20%, 10/29/2025	11,701,000	11,442,644
Discover Financial Services, 3.75%, 03/04/2025	3,907,000	3,834,352
General Motors Financial Co., Inc.
4.00%, 01/15/2025	7,820,000	7,709,684
2.90%, 02/26/2025	9,750,000	9,486,446
3.80%, 04/07/2025	8,608,000	8,449,127
4.35%, 04/09/2025	7,823,000	7,723,143
2.75%, 06/20/2025(b)	9,777,000	9,437,607
4.30%, 07/13/2025	6,256,000	6,154,117
6.05%, 10/10/2025	9,744,000	9,820,084
Synchrony Financial
4.88%, 06/13/2025(b)	5,845,000	5,753,695
4.50%, 07/23/2025	7,828,000	7,653,834

		149,260,810

Consumer Staples Distribution & Retail-1.34%
Dollar General Corp., 4.15%, 11/01/2025	3,895,000	3,818,141
Dollar Tree, Inc., 4.00%, 05/15/2025	7,795,000	7,657,574
Sysco Corp., 3.75%, 10/01/2025	5,872,000	5,727,510
Target Corp., 2.25%, 04/15/2025	11,734,000	11,370,893
Walmart, Inc.
3.55%, 06/26/2025(b)	6,810,000	6,692,924
3.90%, 09/09/2025(b)	13,651,000	13,446,386

		48,713,428

Containers & Packaging-0.23%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025(b)	3,895,000	3,821,647
WRKCo, Inc., 3.75%, 03/15/2025	4,699,000	4,613,417

		8,435,064

Distributors-0.10%
Genuine Parts Co., 1.75%, 02/01/2025	3,900,000	3,765,699

Diversified Consumer Services-0.10%
Yale University, Series 2020, 0.87%, 04/15/2025	3,895,000	3,716,370

Diversified REITs-0.10%
VICI Properties L.P., 4.38%, 05/15/2025	3,821,000	3,756,017

Diversified Telecommunication Services-0.56%
Verizon Communications, Inc.
3.38%, 02/15/2025(b)	10,382,299	10,181,051
0.85%, 11/20/2025(b)	10,981,000	10,197,440

		20,378,491

Electric Utilities-2.82%
Avangrid, Inc., 3.20%, 04/15/2025(b)	5,866,000	5,708,050
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	9,744,000	9,607,901
Constellation Energy Generation LLC, 3.25%, 06/01/2025	7,005,000	6,806,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
0.90%, 09/15/2025	$5,081,000	$4,755,474
5.00%, 12/08/2025(b)	3,910,000	3,898,506
Duke Energy Progress LLC, 3.25%, 08/15/2025	3,894,000	3,799,198
Entergy Corp., 0.90%, 09/15/2025(b)	6,227,000	5,823,021
Exelon Corp., 3.95%, 06/15/2025(b)	6,311,000	6,194,971
Florida Power & Light Co.
2.85%, 04/01/2025	8,611,000	8,399,360
3.13%, 12/01/2025	4,696,000	4,559,523
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	3,900,000	3,813,922
1.88%, 02/07/2025	4,675,000	4,526,825
5.45%, 10/30/2025	3,910,000	3,924,124
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025	7,827,000	7,723,596
Pacific Gas and Electric Co., 3.45%, 07/01/2025	6,843,769	6,649,294
Pinnacle West Capital Corp., 1.30%, 06/15/2025	3,903,000	3,706,039
Southern Co. (The), 5.15%, 10/06/2025(b)	3,910,000	3,906,223
Southern Power Co., 4.15%, 12/01/2025	3,897,000	3,832,291
Xcel Energy, Inc., 3.30%, 06/01/2025	4,691,000	4,566,264

		102,200,933

Electrical Equipment-0.11%
Emerson Electric Co., 3.15%, 06/01/2025(b)	3,890,000	3,802,442

Electronic Equipment, Instruments & Components-0.13%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	4,677,000	4,584,653

Energy Equipment & Services-0.18%
Halliburton Co., 3.80%, 11/15/2025	2,736,000	2,673,876
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	3,898,000	3,685,341

		6,359,217

Entertainment-1.19%
Netflix, Inc., 5.88%, 02/15/2025	6,242,000	6,261,733
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	4,680,000	4,585,283
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	5,866,000	5,692,216
Walt Disney Co. (The), 3.35%, 03/24/2025	13,650,000	13,378,337
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	13,625,000	13,340,133

		43,257,702

Financial Services-2.91%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)
3.50%, 01/15/2025	6,264,000	6,144,670
6.50%, 07/15/2025(b)	9,707,000	9,800,647
4.45%, 10/01/2025	4,673,000	4,584,627

	Principal Amount	Value
Financial Services-(continued)
Blackstone Private Credit Fund
4.70%, 03/24/2025(b)	$7,010,000	$6,902,884
7.05%, 09/29/2025(b)	6,215,000	6,298,727
Corebridge Financial, Inc., 3.50%, 04/04/2025	7,798,000	7,618,312
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(b)	5,839,000	5,784,139
Fiserv, Inc., 3.85%, 06/01/2025	7,039,000	6,899,551
Mastercard, Inc., 2.00%, 03/03/2025	5,865,000	5,681,819
PayPal Holdings, Inc., 1.65%, 06/01/2025(b)	7,826,000	7,492,826
Radian Group, Inc., 6.63%, 03/15/2025 .	4,111,000	4,119,519
Visa, Inc., 3.15%, 12/14/2025(b)	31,295,000	30,351,036
Western Union Co. (The), 2.85%, 01/10/2025(b)	3,901,000	3,806,800

		105,485,557

Food Products-1.10%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	4,698,000	4,450,387
Campbell Soup Co., 3.95%, 03/15/2025 .	6,650,000	6,545,281
General Mills, Inc.
4.00%, 04/17/2025(b)	6,258,000	6,159,708
5.24%, 11/18/2025(b)	3,898,000	3,895,386
JM Smucker Co. (The), 3.50%, 03/15/2025(b)	7,784,000	7,626,772
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025(b)	5,864,000	5,757,247
Mondelez International, Inc., 1.50%, 05/04/2025(b)	5,840,000	5,584,621

		40,019,402

Ground Transportation-0.59%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	3,892,000	3,805,126
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	5,480,000	5,350,116
CSX Corp., 3.35%, 11/01/2025	4,696,000	4,560,527
Union Pacific Corp.
3.75%, 07/15/2025	3,890,000	3,818,140
3.25%, 08/15/2025	3,898,000	3,799,189

		21,333,098

Health Care Equipment & Supplies-1.11%
Abbott Laboratories, 2.95%, 03/15/2025(b)	7,820,000	7,651,679
Boston Scientific Corp., 1.90%, 06/01/2025	3,910,000	3,750,356
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025	11,660,000	11,702,683
Stryker Corp.
1.15%, 06/15/2025	5,084,000	4,824,850
3.38%, 11/01/2025	5,864,000	5,695,784
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	6,751,000	6,607,307

		40,232,659

Health Care Providers & Services-3.91%
Cardinal Health, Inc., 3.75%, 09/15/2025	3,910,000	3,815,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Cencora, Inc., 3.25%, 03/01/2025	$3,900,000	$3,816,710
Cigna Group (The)
3.25%, 04/15/2025	5,891,000	5,751,758
4.13%, 11/15/2025	17,120,000	16,835,871
CVS Health Corp.
4.10%, 03/25/2025	7,430,000	7,337,162
3.88%, 07/20/2025	22,129,522	21,684,083
Elevance Health, Inc., 2.38%, 01/15/2025	9,780,000	9,516,413
HCA, Inc.
5.38%, 02/01/2025	20,342,000	20,273,954
5.25%, 04/15/2025(b)	10,951,000	10,901,996
Humana, Inc., 4.50%, 04/01/2025	4,670,000	4,622,597
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	7,802,000	7,648,668
McKesson Corp., 0.90%, 12/03/2025	3,912,000	3,632,631
Quest Diagnostics, Inc., 3.50%, 03/30/2025(b)	4,694,000	4,609,620
UnitedHealth Group, Inc.
3.75%, 07/15/2025	15,602,000	15,313,414
5.15%, 10/15/2025(b)	5,866,000	5,880,324

		141,641,169

Health Care REITs-0.49%
Healthpeak OP LLC, 4.00%, 06/01/2025	3,484,000	3,416,872
Ventas Realty L.P., 3.50%, 02/01/2025	4,674,000	4,580,911
Welltower OP LLC, 4.00%, 06/01/2025(b)	9,782,000	9,607,449

		17,605,232

Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	3,895,000	3,815,242

Hotels, Restaurants & Leisure-1.01%
Booking Holdings, Inc., 3.65%, 03/15/2025(b)	3,910,000	3,844,800
Las Vegas Sands Corp., 2.90%, 06/25/2025	3,890,000	3,722,536
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	4,697,000	4,715,163
McDonald’s Corp.
3.38%, 05/26/2025(b)	5,446,000	5,324,714
3.30%, 07/01/2025(b)	5,870,000	5,734,758
1.45%, 09/01/2025	3,913,000	3,705,816
Starbucks Corp., 3.80%, 08/15/2025(b)	9,776,000	9,575,587

		36,623,374

Household Durables-0.21%
DR Horton, Inc., 2.60%, 10/15/2025	3,894,000	3,727,787
Lennar Corp., 4.75%, 05/30/2025	3,901,000	3,863,392

		7,591,179

Household Products-0.31%
Colgate-Palmolive Co., 3.10%, 08/15/2025	3,909,000	3,812,728
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	7,822,000	7,296,770

		11,109,498

	Principal Amount	Value
Industrial Conglomerates-0.63%
3M Co.
2.00%, 02/14/2025(b)	$5,869,000	$5,671,329
2.65%, 04/15/2025(b)	3,909,000	3,785,416
3.00%, 08/07/2025(b)	4,282,000	4,147,833
Honeywell International, Inc., 1.35%, 06/01/2025(b)	9,750,000	9,321,563

		22,926,141

Insurance-0.87%
Allstate Corp. (The), 0.75%, 12/15/2025(b)	4,692,000	4,331,519
Aon Global Ltd., 3.88%, 12/15/2025	5,867,000	5,723,492
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	6,262,000	6,126,506
CNO Financial Group, Inc., 5.25%, 05/30/2025	3,907,000	3,886,043
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025(b)	3,911,000	3,840,426
MetLife, Inc.
3.00%, 03/01/2025(b)	3,910,000	3,821,369
3.60%, 11/13/2025	3,910,000	3,817,792

		31,547,147

Interactive Media & Services-0.20%
Alphabet, Inc., 0.45%, 08/15/2025(b)	7,820,000	7,359,230

IT Services-0.45%
International Business Machines Corp.
4.00%, 07/27/2025	7,820,000	7,700,167
7.00%, 10/30/2025(b)	4,691,000	4,843,729
VeriSign, Inc., 5.25%, 04/01/2025	3,910,000	3,897,237

		16,441,133

Life Sciences Tools & Services-0.21%
Danaher Corp., 3.35%, 09/15/2025(b)	3,910,000	3,815,212
Illumina, Inc., 5.80%, 12/12/2025	3,910,000	3,911,848

		7,727,060

Machinery-3.14%
Caterpillar Financial Services Corp.
4.90%, 01/17/2025	5,846,000	5,826,141
5.40%, 03/10/2025	4,690,000	4,701,742
3.40%, 05/13/2025	9,784,000	9,580,065
1.45%, 05/15/2025	4,696,000	4,492,155
5.15%, 08/11/2025(b)	6,240,000	6,242,734
3.65%, 08/12/2025	6,261,000	6,137,335
0.80%, 11/13/2025	7,821,000	7,294,122
CNH Industrial Capital LLC, 3.95%, 05/23/2025(b)	3,912,000	3,840,094
Cummins, Inc., 0.75%, 09/01/2025	3,915,000	3,674,129
Deere & Co., 2.75%, 04/15/2025	5,448,000	5,308,701
John Deere Capital Corp.
2.05%, 01/09/2025(b)	4,307,000	4,196,311
1.25%, 01/10/2025(b)	6,256,000	6,050,839
5.15%, 03/03/2025(b)	3,909,000	3,912,264
3.45%, 03/13/2025	7,046,000	6,920,145
3.40%, 06/06/2025(b)	7,825,000	7,663,294
4.95%, 06/06/2025(b)	4,690,000	4,685,234
4.05%, 09/08/2025(b)	5,866,000	5,785,987
Otis Worldwide Corp., 2.06%, 04/05/2025	10,170,000	9,803,698

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Machinery-(continued)
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	$3,900,000	$3,779,840
Wabtec Corp., 3.20%, 06/15/2025	3,916,000	3,799,042

		113,693,872

Media-1.65%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	35,163,000	34,685,868
Comcast Corp.
3.38%, 02/15/2025(b)	3,267,000	3,211,513
3.38%, 08/15/2025	11,736,000	11,465,472
5.25%, 11/07/2025(b)	5,851,000	5,879,238
Fox Corp., 3.05%, 04/07/2025(b)	4,696,000	4,573,633

		59,815,724

Metals & Mining-0.21%
Nucor Corp.
3.95%, 05/23/2025	3,916,000	3,855,825
2.00%, 06/01/2025	3,890,000	3,733,494

		7,589,319

Multi-Utilities-0.95%
Dominion Energy, Inc., 3.90%, 10/01/2025	5,844,000	5,709,322
DTE Energy Co., Series F, 1.05%, 06/01/2025	6,225,000	5,896,677
NiSource, Inc., 0.95%, 08/15/2025	9,749,000	9,149,539
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025(b)	4,302,000	4,029,483
Sempra, 3.30%, 04/01/2025	5,867,000	5,729,965
WEC Energy Group, Inc., 5.00%, 09/27/2025	3,895,000	3,874,939

		34,389,925

Office REITs-0.31%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	4,673,000	4,564,820
Boston Properties L.P., 3.20%, 01/15/2025	6,649,000	6,501,765

		11,066,585

Oil, Gas & Consumable Fuels-7.65%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025(b)	4,681,000	4,605,951
2.05%, 07/15/2025(b)	4,695,000	4,482,125
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	11,664,000	11,665,886
Chevron Corp.
1.55%, 05/11/2025	19,560,000	18,775,174
3.33%, 11/17/2025(b)	5,865,000	5,725,212
Chevron USA, Inc., 0.69%, 08/12/2025	5,865,000	5,517,902
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	7,813,000	7,702,093
DCP Midstream Operating L.P., 5.38%, 07/15/2025	6,451,000	6,442,332
Devon Energy Corp., 5.85%, 12/15/2025	3,793,000	3,816,141
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	3,914,000	3,940,640

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge, Inc. (Canada)
2.50%, 01/15/2025	$3,916,000	$3,817,707
2.50%, 02/14/2025	3,889,000	3,780,945
Energy Transfer L.P.
4.05%, 03/15/2025	7,826,000	7,702,152
5.75%, 04/01/2025	3,910,000	3,906,070
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	8,972,000	8,826,922
EOG Resources, Inc., 3.15%, 04/01/2025	3,896,000	3,810,079
Equinor ASA (Norway), 2.88%, 04/06/2025	9,752,000	9,521,897
Exxon Mobil Corp.
2.71%, 03/06/2025	13,690,000	13,370,688
2.99%, 03/19/2025	21,514,000	21,032,855
Kinder Morgan, Inc., 4.30%, 06/01/2025(b)	11,738,000	11,569,816
Marathon Petroleum Corp., 4.70%, 05/01/2025	9,780,000	9,690,205
MPLX L.P.
4.00%, 02/15/2025	3,902,000	3,839,718
4.88%, 06/01/2025	9,305,000	9,224,086
Occidental Petroleum Corp.
5.88%, 09/01/2025	4,710,000	4,724,271
5.50%, 12/01/2025(b)	3,613,000	3,607,477
ONEOK Partners L.P., 4.90%, 03/15/2025	3,910,000	3,881,072
Ovintiv, Inc., 5.65%, 05/15/2025	4,680,000	4,682,307
Phillips 66, 3.85%, 04/09/2025	5,086,000	5,000,509
Plains All American Pipeline L.P./PAA
Finance Corp., 4.65%, 10/15/2025	7,821,000	7,721,182
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025(b)	15,651,000	15,633,097
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	21,450,000	20,982,356
Spectra Energy Partners L.P., 3.50%, 03/15/2025	3,916,000	3,839,090
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	7,795,000	7,617,704
Western Midstream Operating L.P., 3.10%, 02/01/2025(b)	5,191,000	5,060,743
Williams Cos., Inc. (The)
3.90%, 01/15/2025(b)	5,872,000	5,786,932
4.00%, 09/15/2025(b)	5,869,000	5,756,840

		277,060,176

Passenger Airlines-0.28%
Southwest Airlines Co., 5.25%, 05/04/2025	10,185,000	10,159,271

Personal Care Products-0.11%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	3,914,000	3,819,140

Pharmaceuticals-3.51%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	15,651,000	15,227,116
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	7,820,000	7,277,571
Eli Lilly and Co., 2.75%, 06/01/2025	4,390,000	4,272,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	$7,820,000	$7,685,814
Haleon UK Capital PLC, 3.13%, 03/24/2025	10,940,000	10,671,697
Johnson & Johnson
2.63%, 01/15/2025	5,866,000	5,737,942
0.55%, 09/01/2025(b)	7,826,000	7,344,789
Merck & Co., Inc., 2.75%, 02/10/2025	19,556,000	19,112,010
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	7,826,000	7,578,582
3.00%, 11/20/2025(b)	13,690,000	13,269,894
Pfizer, Inc., 0.80%, 05/28/2025(b)	5,844,000	5,549,335
Royalty Pharma PLC, 1.20%, 09/02/2025(b)	7,821,000	7,325,400
Viatris, Inc., 1.65%, 06/22/2025	5,872,000	5,574,969
Zoetis, Inc.
4.50%, 11/13/2025	5,865,000	5,795,499
5.40%, 11/14/2025	4,697,000	4,707,537

		127,130,339

Professional Services-0.40%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	7,822,000	7,646,076
Verisk Analytics, Inc., 4.00%, 06/15/2025	7,009,000	6,887,490

		14,533,566

Residential REITs-0.21%
AvalonBay Communities, Inc., 3.45%, 06/01/2025	4,089,000	3,999,617
Essex Portfolio L.P., 3.50%, 04/01/2025.	3,840,000	3,754,071

		7,753,688

Retail REITs-0.80%
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	5,454,000	5,351,337
Kimco Realty OP LLC, 3.30%, 02/01/2025	3,890,000	3,806,701
Realty Income Corp.
3.88%, 04/15/2025	3,885,000	3,818,958
4.63%, 11/01/2025(b)	4,256,000	4,206,745
Simon Property Group L.P., 3.50%, 09/01/2025	8,549,000	8,343,650
SITE Centers Corp., 3.63%, 02/01/2025(b)	3,560,000	3,503,187

		29,030,578

Semiconductors & Semiconductor Equipment-1.85%
Applied Materials, Inc., 3.90%, 10/01/2025(b)	5,480,000	5,387,124
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	3,865,000	3,785,364
Intel Corp.
3.40%, 03/25/2025	11,736,000	11,512,134
3.70%, 07/29/2025	17,600,000	17,247,208
Lam Research Corp., 3.80%, 03/15/2025	3,910,000	3,853,270
Microchip Technology, Inc., 4.25%, 09/01/2025	9,388,000	9,215,987

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.45%, 05/20/2025(b)	$10,681,000	$10,468,464
Texas Instruments, Inc., 1.38%, 03/12/2025	5,870,000	5,648,618

		67,118,169

Software-3.29%
Adobe, Inc.
1.90%, 02/01/2025	3,895,000	3,779,433
3.25%, 02/01/2025(b)	7,821,000	7,678,749
Intuit, Inc., 0.95%, 07/15/2025	3,897,000	3,678,605
Microsoft Corp.
2.70%, 02/12/2025(b)	17,551,000	17,161,592
3.13%, 11/03/2025	23,472,000	22,824,283
Oracle Corp.
2.50%, 04/01/2025(b)	27,298,000	26,436,087
2.95%, 05/15/2025	19,501,000	18,922,536
5.80%, 11/10/2025	7,821,000	7,888,876
Roper Technologies, Inc., 1.00%, 09/15/2025(b)	5,474,000	5,130,543
VMware LLC, 4.50%, 05/15/2025	5,872,000	5,810,161

		119,310,865

Specialized REITs-0.84%
American Tower Corp.
2.40%, 03/15/2025	5,865,000	5,671,918
4.00%, 06/01/2025	5,868,000	5,756,277
1.30%, 09/15/2025	3,910,000	3,677,827
Crown Castle, Inc., 1.35%, 07/15/2025(b)	3,911,000	3,702,240
Equinix, Inc., 1.00%, 09/15/2025	5,476,000	5,122,954
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	6,650,000	6,595,615

		30,526,831

Specialty Retail-1.58%
AutoZone, Inc., 3.63%, 04/15/2025	3,899,000	3,828,465
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	7,774,000	7,811,266
Home Depot, Inc. (The)
2.70%, 04/15/2025	3,916,000	3,816,486
3.35%, 09/15/2025(b)	7,825,000	7,643,418
4.00%, 09/15/2025	5,849,000	5,758,581
Leidos, Inc., 3.63%, 05/15/2025	3,910,000	3,820,912
Lowe’s Cos., Inc.
4.00%, 04/15/2025(b)	5,865,000	5,782,391
4.40%, 09/08/2025(b)	7,800,000	7,706,761
3.38%, 09/15/2025	5,865,000	5,709,890
Ross Stores, Inc., 4.60%, 04/15/2025	5,460,000	5,408,248

		57,286,418

Technology Hardware, Storage & Peripherals-2.46%
Apple, Inc.
2.75%, 01/13/2025	11,701,000	11,459,879
2.50%, 02/09/2025	11,700,000	11,404,963
1.13%, 05/11/2025	17,607,000	16,815,742
3.20%, 05/13/2025	15,651,000	15,328,802
0.55%, 08/20/2025(b)	9,751,000	9,170,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$19,448,000	$19,322,320
NetApp, Inc., 1.88%, 06/22/2025	5,869,000	5,605,907

		89,108,046

Textiles, Apparel & Luxury Goods-0.47%
NIKE, Inc., 2.40%, 03/27/2025(b)	7,820,000	7,605,199
Tapestry, Inc., 7.05%, 11/27/2025	3,910,000	3,984,922
VF Corp., 2.40%, 04/23/2025	5,834,927	5,595,000

		17,185,121

Tobacco-1.06%
Altria Group, Inc., 2.35%, 05/06/2025(b)	5,870,000	5,670,385
Philip Morris International, Inc.
1.50%, 05/01/2025(b)	5,870,000	5,628,341
3.38%, 08/11/2025(b)	5,842,000	5,698,731
5.00%, 11/17/2025	5,870,000	5,851,686
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	15,850,000	15,611,246

		38,460,389

Trading Companies & Distributors-0.59%
Air Lease Corp.
2.30%, 02/01/2025	5,837,000	5,654,676
3.25%, 03/01/2025	5,480,000	5,351,852
3.38%, 07/01/2025(b)	6,655,000	6,466,747
WW Grainger, Inc., 1.85%, 02/15/2025	3,890,000	3,761,387

		21,234,662

Water Utilities-0.11%
American Water Capital Corp., 3.40%, 03/01/2025	4,083,000	4,002,967

Wireless Telecommunication Services-1.00%
Rogers Communications, Inc. (Canada)
2.95%, 03/15/2025	7,797,000	7,591,055
3.63%, 12/15/2025	5,478,000	5,311,024

	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Sprint LLC, 7.63%, 02/15/2025	$11,700,000	$11,850,347
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	11,700,000	11,514,605

		36,267,031

Total U.S. Dollar Denominated Bonds & Notes (Cost $3,640,959,187)		3,584,093,562

	Shares

Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $4,686,966)	4,686,966	4,686,966

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.05% (Cost $3,645,646,153)		3,588,780,528

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.05%
Invesco Private Government Fund, 5.29%(c)(d)(e)	71,521,019	71,521,019

Invesco Private Prime Fund, 5.49%(c)(d)(e)	183,819,283	183,911,193

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $255,463,933)		255,432,212

TOTAL INVESTMENTS IN SECURITIES-106.10% (Cost $3,901,110,086)		3,844,212,740

OTHER ASSETS LESS LIABILITIES-(6.10)%		(220,986,075)

NET ASSETS-100.00%		$3,623,226,665

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

Change in
Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 96,692	$ 77,529,216	$ (72,938,942)	$ -	$ -	$ 4,686,966	$ 227,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)–(continued)

February 29, 2024

(Unaudited)

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	August 31, 2023	at Cost	from Sales	(Depreciation)	Gain	February 29, 2024	Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$68,301,916	$241,682,877	$(238,463,774)	$-	$-	$71,521,019	$2,212,655	*

Invesco Private Prime Fund	177,073,153	561,710,118	(554,976,740)	(39,100)	143,762	183,911,193	5,954,174	*

Total	$245,471,761	$880,922,211	$(866,379,456)	$(39,100)	$143,762	$260,119,178	$8,394,054

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	34.86

Health Care	10.89

Consumer Discretionary	10.32

Industrials	8.60

Information Technology	8.29

Energy	7.83

Consumer Staples	5.43

Communication Services	4.60

Utilities	3.88

Sector Types Each Less Than 3%	4.22

Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.94%
Aerospace & Defense-2.31%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$8,257,000	$7,845,076
2.20%, 02/04/2026(b)	32,455,000	30,463,435
General Dynamics Corp.
1.15%, 06/01/2026	2,950,000	2,718,514
2.13%, 08/15/2026	2,950,000	2,761,879
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	5,899,000	5,750,657
RTX Corp.
5.00%, 02/27/2026(b)	2,954,000	2,948,353
2.65%, 11/01/2026(b)	4,249,000	4,002,010
5.75%, 11/08/2026	7,381,000	7,489,025

		63,978,949

Air Freight & Logistics-0.25%
FedEx Corp., 3.25%, 04/01/2026(b)	4,430,000	4,272,636
United Parcel Service, Inc., 2.40%, 11/15/2026	2,949,000	2,780,389

		7,053,025

Automobiles-3.74%
American Honda Finance Corp.
4.95%, 01/09/2026	5,020,000	5,004,726
4.75%, 01/12/2026	2,950,000	2,932,267
5.25%, 07/07/2026(b)	5,603,000	5,647,444
1.30%, 09/09/2026	4,421,000	4,035,096
2.30%, 09/09/2026(b)	2,955,000	2,775,269
Ford Motor Co., 4.35%, 12/08/2026(b)	8,850,000	8,600,223
Ford Motor Credit Co. LLC
4.39%, 01/08/2026(b)	7,080,000	6,887,280
6.95%, 03/06/2026	7,672,000	7,812,874
6.95%, 06/10/2026	5,310,000	5,417,441
2.70%, 08/10/2026(b)	8,850,000	8,218,800
PACCAR Financial Corp.
4.45%, 03/30/2026	2,954,000	2,928,532
5.20%, 11/09/2026(b)	2,911,000	2,936,637
Toyota Motor Corp. (Japan)
1.34%, 03/25/2026(b)	5,902,000	5,480,567
5.28%, 07/13/2026	2,950,000	2,973,059
Toyota Motor Credit Corp.
4.80%, 01/05/2026(b)	5,310,000	5,290,070
0.80%, 01/09/2026(b)	4,130,000	3,832,941
4.45%, 05/18/2026	8,265,000	8,180,507
1.13%, 06/18/2026(b)	5,901,000	5,417,281
5.00%, 08/14/2026	3,834,000	3,834,401
5.40%, 11/20/2026	5,310,000	5,365,533

		103,570,948

Banks-21.65%
Bank of America Corp.
4.45%, 03/03/2026	11,806,000	11,620,860
3.50%, 04/19/2026	14,754,000	14,305,748
4.25%, 10/22/2026(b)	11,801,000	11,549,271
Bank of America N.A., 5.53%, 08/18/2026	11,805,000	11,924,876

	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada)
5.30%, 06/05/2026(b)	$7,967,000	$7,989,498
5.27%, 12/11/2026(b)	6,790,000	6,809,264
Bank of Nova Scotia (The) (Canada)
4.75%, 02/02/2026(b)	7,381,000	7,325,367
1.05%, 03/02/2026	5,608,000	5,173,363
1.35%, 06/24/2026(b)	4,421,000	4,059,624
1.30%, 09/15/2026(b)	5,307,000	4,836,451
5.35%, 12/07/2026(b)	6,790,000	6,816,940
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	12,100,000	11,966,551
BPCE S.A. (France), 3.38%, 12/02/2026	3,500,000	3,353,679
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	5,017,000	5,111,999
Citibank N.A., 5.49%, 12/04/2026	11,800,000	11,901,207
Citigroup, Inc.
3.70%, 01/12/2026	11,801,000	11,492,149
4.60%, 03/09/2026(b)	8,852,000	8,708,764
3.40%, 05/01/2026	11,806,000	11,361,400
3.20%, 10/21/2026(b)	17,702,000	16,815,189
4.30%, 11/20/2026(b)	5,901,000	5,749,292
Cooperatieve Rabobank U.A. (Netherlands)
4.85%, 01/09/2026	5,900,000	5,877,178
3.75%, 07/21/2026(b)	8,600,000	8,245,502
5.50%, 10/05/2026(b)	4,135,000	4,184,966
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	9,625,000	8,729,017
Fifth Third Bank N.A., 3.85%, 03/15/2026(b)	4,335,000	4,176,930
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026(b)	17,708,000	17,359,445
4.38%, 11/23/2026	8,707,000	8,474,787
JPMorgan Chase & Co.
3.30%, 04/01/2026	14,752,000	14,231,140
3.20%, 06/15/2026(b)	10,331,000	9,944,751
2.95%, 10/01/2026(b)	17,702,000	16,832,983
7.63%, 10/15/2026	2,948,000	3,133,245
4.13%, 12/15/2026(b)	11,799,000	11,521,474
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	16,230,000	16,254,898
KeyBank N.A.
4.70%, 01/26/2026(b)	2,950,000	2,868,499
3.40%, 05/20/2026(b)	3,540,000	3,339,456
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	8,758,000	8,593,811
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026(b)	7,670,000	7,472,495
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026(b)	14,015,000	13,669,878
2.76%, 09/13/2026(b)	5,900,000	5,567,727
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026(b)	5,900,000	5,558,442
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	8,856,000	8,801,394
5.88%, 10/30/2026	9,733,000	9,914,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Banks-(continued)
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	$8,850,000	$8,742,416
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	4,202,000	3,817,753
Royal Bank of Canada (Canada)
4.88%, 01/12/2026	5,901,000	5,884,124
1.15%, 07/14/2026(b)	4,421,000	4,043,178
5.20%, 07/20/2026(b)	5,906,000	5,928,435
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026(b)	5,840,000	5,399,754
5.46%, 01/13/2026(b)	10,620,000	10,662,262
3.78%, 03/09/2026(b)	8,849,000	8,613,227
5.88%, 07/13/2026(b)	5,020,000	5,095,171
2.63%, 07/14/2026(b)	13,278,000	12,551,006
1.40%, 09/17/2026	11,800,000	10,756,518
3.01%, 10/19/2026(b)	8,852,000	8,389,143
Toronto-Dominion Bank (The) (Canada)
5.10%, 01/09/2026(b)	4,424,000	4,431,472
5.53%, 07/17/2026	10,619,000	10,715,262
5.26%, 12/11/2026	2,950,000	2,969,704
Truist Bank
3.30%, 05/15/2026(b)	4,430,000	4,226,951
3.80%, 10/30/2026	5,012,000	4,805,328
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	7,968,000	7,470,498
Series W, 3.10%, 04/27/2026(b)	5,897,000	5,634,008
UBS AG (Switzerland), 1.25%, 06/01/2026(b)	5,730,000	5,255,038
Wells Fargo & Co.
3.00%, 04/22/2026(b)	20,650,000	19,705,714
4.10%, 06/03/2026	14,380,000	14,008,278
3.00%, 10/23/2026(b)	20,652,000	19,530,017
Wells Fargo Bank N.A.
4.81%, 01/15/2026	10,620,000	10,569,992
5.45%, 08/07/2026	12,981,000	13,095,068
5.25%, 12/11/2026	13,280,000	13,331,839

		599,255,800

Beverages-1.42%
Constellation Brands, Inc.
5.00%, 02/02/2026	2,910,000	2,892,800
3.70%, 12/06/2026	3,536,000	3,407,260
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	4,720,000	4,760,612
Molson Coors Beverage Co., 3.00%, 07/15/2026	11,798,000	11,241,434
PepsiCo, Inc.
4.55%, 02/13/2026(b)	2,951,000	2,934,802
2.85%, 02/24/2026	4,421,000	4,252,440
2.38%, 10/06/2026(b)	6,001,000	5,656,571
5.13%, 11/10/2026(b)	4,130,000	4,157,332

		39,303,251

Biotechnology-2.65%
AbbVie, Inc.
3.20%, 05/14/2026	11,802,000	11,364,626
2.95%, 11/21/2026	23,547,000	22,333,518
Amgen, Inc., 2.60%, 08/19/2026(b)	7,381,000	6,968,585

	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc., 3.65%, 03/01/2026(b)	$16,232,000	$15,764,625
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	17,703,000	16,868,967

		73,300,321

Broadline Retail-0.69%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	16,227,000	14,941,636
eBay, Inc., 1.40%, 05/10/2026	4,421,000	4,078,910

		19,020,546

Building Products-0.10%
Johnson Controls International PLC, 3.90%, 02/14/2026	2,873,000	2,800,933

Capital Markets-6.99%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	2,951,000	2,801,728
Ares Capital Corp.
3.88%, 01/15/2026(b)	6,790,000	6,516,771
2.15%, 07/15/2026(b)	5,905,000	5,366,543
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	4,132,000	3,814,681
2.80%, 05/04/2026(b)	4,421,000	4,228,425
2.45%, 08/17/2026(b)	4,422,000	4,165,281
1.05%, 10/15/2026	2,950,000	2,668,314
Blackstone Secured Lending Fund
3.63%, 01/15/2026(b)	4,704,000	4,483,688
2.75%, 09/16/2026(b)	4,122,000	3,784,252
Blue Owl Capital Corp.
4.25%, 01/15/2026	2,947,000	2,841,778
3.40%, 07/15/2026	5,900,000	5,496,811
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	2,955,000	2,903,931
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	7,380,000	6,771,257
1.15%, 05/13/2026(b)	5,903,000	5,417,237
5.88%, 08/24/2026	6,000,000	6,094,654
Deutsche Bank AG (Germany), 1.69%, 03/19/2026(b)	4,720,000	4,399,361
FS KKR Capital Corp., 3.40%, 01/15/2026(b)	5,903,000	5,583,108
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	2,950,000	2,812,686
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026(b)	10,331,000	10,073,234
3.50%, 11/16/2026	16,229,000	15,570,101
Morgan Stanley
3.88%, 01/27/2026(b)	17,700,000	17,269,746
3.13%, 07/27/2026	17,702,000	16,890,064
6.25%, 08/09/2026	4,265,000	4,367,026
4.35%, 09/08/2026	13,273,000	12,977,020
Nasdaq, Inc., 3.85%, 06/30/2026(b)	2,950,000	2,865,739
Nomura Holdings, Inc. (Japan)
5.71%, 01/09/2026	3,700,000	3,709,108
1.65%, 07/14/2026(b)	7,500,000	6,867,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
2.65%, 05/19/2026(b)	$4,381,000	$4,165,625
5.27%, 08/03/2026(b)	7,083,000	7,110,357
UBS Group AG (Switzerland), 4.55%, 04/17/2026	11,703,000	11,500,910

		193,516,978

Chemicals-0.92%
Ecolab, Inc., 2.70%, 11/01/2026	4,429,000	4,205,485
EIDP, Inc., 4.50%, 05/15/2026	3,536,000	3,482,527
FMC Corp.
5.15%, 05/18/2026(b)	2,890,000	2,851,178
3.20%, 10/01/2026	2,988,000	2,801,023
Linde, Inc., 3.20%, 01/30/2026(b)	4,276,000	4,146,797
PPG Industries, Inc., 1.20%, 03/15/2026(b)	4,132,000	3,820,413
Westlake Corp., 3.60%, 08/15/2026(b)	4,425,000	4,259,106

		25,566,529

Commercial Services & Supplies-0.10%
Republic Services, Inc., 2.90%, 07/01/2026(b)	2,950,000	2,819,271

Communications Equipment-0.46%
Cisco Systems, Inc.
2.95%, 02/28/2026(b)	4,430,000	4,272,115
2.50%, 09/20/2026(b)	8,856,000	8,359,730

		12,631,845

Consumer Finance-2.39%
American Express Co.
4.90%, 02/13/2026	7,083,000	7,062,963
1.65%, 11/04/2026	6,487,000	5,935,928
Capital One Financial Corp., 3.75%, 07/28/2026	8,854,000	8,506,209
Discover Bank, 3.45%, 07/27/2026	5,900,000	5,596,715
General Motors Financial Co., Inc.
1.25%, 01/08/2026(b)	8,851,000	8,205,427
5.25%, 03/01/2026	7,380,000	7,358,082
5.40%, 04/06/2026	9,738,000	9,745,066
1.50%, 06/10/2026	7,373,000	6,756,369
4.00%, 10/06/2026	4,421,000	4,275,776
Synchrony Financial, 3.70%, 08/04/2026	2,898,000	2,736,336

		66,178,871

Consumer Staples Distribution & Retail-1.36%
Kroger Co. (The)
3.50%, 02/01/2026	2,950,000	2,862,086
2.65%, 10/15/2026	4,371,000	4,110,272
Sysco Corp., 3.30%, 07/15/2026	5,906,000	5,669,950
Target Corp., 2.50%, 04/15/2026(b)	5,899,000	5,635,005
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	8,540,000	8,148,731
Walmart, Inc.
4.00%, 04/15/2026(b)	4,421,000	4,354,996
1.05%, 09/17/2026(b)	7,381,000	6,745,569

		37,526,609

Containers & Packaging-0.30%
Berry Global, Inc., 1.57%, 01/15/2026(b)	8,905,000	8,296,181

	Principal Amount	Value
Diversified Telecommunication Services-1.72%
AT&T, Inc.
5.54%, 02/20/2026(b)	$10,331,000	$10,329,703
1.70%, 03/25/2026	17,706,000	16,470,957
Verizon Communications, Inc.
1.45%, 03/20/2026	11,312,000	10,491,348
2.63%, 08/15/2026	11,034,000	10,406,067

		47,698,075

Electric Utilities-3.34%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	3,123,000	3,001,797
Commonwealth Edison Co., 2.55%, 06/15/2026	2,950,000	2,792,480
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	3,542,000	3,377,372
Duke Energy Corp., 2.65%, 09/01/2026(b)	8,851,000	8,330,333
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	4,354,000	4,176,919
Entergy Arkansas LLC, 3.50%, 04/01/2026	3,536,000	3,431,032
Entergy Corp., 2.95%, 09/01/2026	4,371,000	4,150,490
Exelon Corp., 3.40%, 04/15/2026	4,421,000	4,258,026
Florida Power & Light Co., 4.45%, 05/15/2026	2,955,000	2,929,555
Fortis, Inc. (Canada), 3.06%, 10/04/2026	6,491,000	6,134,279
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	3,537,000	3,493,959
1.00%, 06/15/2026(b)	3,536,000	3,228,609
NextEra Energy Capital Holdings, Inc., 4.95%, 01/29/2026	5,900,000	5,856,347
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	11,518,775	11,016,533
PPL Capital Funding, Inc., 3.10%, 05/15/2026	3,840,000	3,662,230
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	2,955,000	2,803,402
Southern Co. (The), 3.25%, 07/01/2026	10,332,000	9,884,483
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026(b)	2,953,000	2,748,555
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026(b)	4,426,000	4,276,188
Xcel Energy, Inc., 3.35%, 12/01/2026	2,954,000	2,792,435

		92,345,024

Electrical Equipment-0.14%
Emerson Electric Co., 0.88%, 10/15/2026	4,421,000	4,000,464

Electronic Equipment, Instruments & Components-0.75%
Avnet, Inc., 4.63%, 04/15/2026	3,216,000	3,147,739
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026(b)	5,827,000	5,403,144
Jabil, Inc., 1.70%, 04/15/2026(b)	2,950,000	2,731,511
TD SYNNEX Corp., 1.75%, 08/09/2026	4,084,000	3,721,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tyco Electronics Group S.A., 4.50%, 02/13/2026	$2,950,000	$2,918,675
Vontier Corp., 1.80%, 04/01/2026	2,976,000	2,745,877

		20,668,029

Energy Equipment & Services-0.12%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	3,536,000	3,262,910

Entertainment-1.03%
Netflix, Inc., 4.38%, 11/15/2026(b)	5,902,000	5,808,362
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	3,245,000	3,228,064
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026(b)	5,901,000	5,686,627
1.85%, 07/30/2026(b)	5,898,000	5,485,983
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	8,847,000	8,348,207

		28,557,243

Financial Services-3.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	5,906,000	5,490,071
2.45%, 10/29/2026	22,130,000	20,422,917
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	14,755,000	14,259,426
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	7,324,000	6,619,147
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(b)	7,379,000	6,826,112
Fiserv, Inc., 3.20%, 07/01/2026(b)	11,804,000	11,283,180
Global Payments, Inc.
1.20%, 03/01/2026(b)	6,496,000	5,981,566
4.80%, 04/01/2026(b)	4,425,000	4,370,978
Mastercard, Inc., 2.95%, 11/21/2026	4,421,000	4,219,457
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	7,373,000	6,950,935
Voya Financial, Inc., 3.65%, 06/15/2026	2,606,000	2,503,024
Western Union Co. (The), 1.35%, 03/15/2026	3,536,000	3,258,256

		92,185,069

Food Products-1.29%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	5,898,000	5,553,102
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	4,132,000	3,943,457
Conagra Brands, Inc., 5.30%, 10/01/2026(b)	2,950,000	2,951,917
Hershey Co. (The), 2.30%, 08/15/2026(b)	2,951,000	2,786,040
Ingredion, Inc., 3.20%, 10/01/2026	2,955,000	2,820,520
Kellanova, 3.25%, 04/01/2026	4,430,000	4,260,392
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	11,063,000	10,556,450
McCormick & Co., Inc., 0.90%, 02/15/2026	2,950,000	2,714,219

		35,586,097

	Principal Amount	Value
Gas Utilities-0.21%
National Fuel Gas Co., 5.50%, 01/15/2026(b)	$2,950,000	$2,941,480
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	2,950,000	2,795,915

		5,737,395

Ground Transportation-0.80%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	2,950,000	2,831,608
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026	5,906,000	5,418,658
CSX Corp., 2.60%, 11/01/2026(b)	4,130,000	3,899,164
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	3,540,000	3,375,570
Union Pacific Corp.
4.75%, 02/21/2026(b)	2,950,000	2,944,070
2.75%, 03/01/2026(b)	3,835,000	3,674,427

		22,143,497

Health Care Equipment & Supplies-0.71%
Abbott Laboratories, 3.75%, 11/30/2026(b)	10,033,000	9,770,202
Baxter International, Inc., 2.60%, 08/15/2026	4,421,000	4,148,775
Stryker Corp., 3.50%, 03/15/2026	5,905,000	5,725,461

		19,644,438

Health Care Providers & Services-3.23%
Cigna Group (The)
4.50%, 02/25/2026(b)	7,194,000	7,096,174
1.25%, 03/15/2026(b)	4,661,000	4,307,113
CVS Health Corp.
5.00%, 02/20/2026	8,851,000	8,814,895
2.88%, 06/01/2026(b)	10,331,000	9,819,704
Elevance Health, Inc.
4.90%, 02/08/2026(b)	2,955,000	2,935,459
1.50%, 03/15/2026(b)	4,427,000	4,113,858
HCA, Inc.
5.88%, 02/15/2026	8,854,000	8,892,640
5.25%, 06/15/2026	8,856,000	8,803,759
5.38%, 09/01/2026(b)	5,901,000	5,885,841
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	2,950,000	2,721,085
McKesson Corp.
5.25%, 02/15/2026(b)	2,915,000	2,915,044
1.30%, 08/15/2026	2,955,000	2,698,205
Quest Diagnostics, Inc., 3.45%, 06/01/2026	2,955,000	2,844,044
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,953,000	2,760,300
3.10%, 03/15/2026(b)	5,901,000	5,701,386
1.15%, 05/15/2026	5,902,000	5,436,881
Universal Health Services, Inc., 1.65%, 09/01/2026	4,068,000	3,699,719

		89,446,107

Health Care REITs-0.61%
Healthpeak OP LLC, 3.25%, 07/15/2026(b)	3,840,000	3,670,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026(b)	$3,540,000	$3,510,710
Sabra Health Care L.P., 5.13%, 08/15/2026	2,950,000	2,897,672
Ventas Realty L.P., 4.13%, 01/15/2026	2,916,000	2,838,841
Welltower OP LLC, 4.25%, 04/01/2026	4,129,000	4,048,044

		16,965,472

Hotels, Restaurants & Leisure-1.19%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	5,904,000	5,723,230
Expedia Group, Inc., 5.00%, 02/15/2026(b)	4,424,000	4,395,469
Marriott International, Inc., Series R, 3.13%, 06/15/2026(b)	4,421,000	4,222,677
McDonald’s Corp., 3.70%, 01/30/2026	10,331,000	10,095,933
Starbucks Corp.
4.75%, 02/15/2026	5,901,000	5,864,466
2.45%, 06/15/2026	2,955,000	2,791,345

		33,093,120

Household Durables-0.21%
DR Horton, Inc., 1.30%, 10/15/2026	3,536,000	3,200,779
PulteGroup, Inc., 5.50%, 03/01/2026	2,684,000	2,690,508

		5,891,287

Household Products-0.74%
Colgate-Palmolive Co., 4.80%, 03/02/2026(b)	2,950,000	2,957,759
Procter & Gamble Co. (The)
4.10%, 01/26/2026(b)	3,834,000	3,791,348
2.70%, 02/02/2026(b)	3,536,000	3,406,596
1.00%, 04/23/2026(b)	5,900,000	5,463,053
2.45%, 11/03/2026	5,161,000	4,880,944

		20,499,700

Independent Power and Renewable Electricity Producers-0.16%
AES Corp. (The), 1.38%, 01/15/2026	4,708,000	4,351,551

Industrial Conglomerates-0.43%
3M Co., 2.25%, 09/19/2026	3,786,000	3,529,048
Honeywell International, Inc., 2.50%, 11/01/2026	8,851,000	8,345,268

		11,874,316

Insurance-1.39%
Allstate Corp. (The), 3.28%, 12/15/2026(b)	3,243,000	3,092,992
Arch Capital Finance LLC, 4.01%, 12/15/2026	2,900,000	2,799,084
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	8,851,000	8,537,798
CNA Financial Corp., 4.50%, 03/01/2026(b)	2,950,000	2,903,958
Loews Corp., 3.75%, 04/01/2026(b)	2,907,000	2,829,982
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	5,901,000	5,787,197
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	3,506,000	3,420,249
Old Republic International Corp., 3.88%, 08/26/2026	3,183,000	3,075,729

	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 1.50%, 03/10/2026(b)	$2,950,000	$2,750,689
Trinity Acquisition PLC, 4.40%, 03/15/2026	3,248,000	3,184,248

		38,381,926

Interactive Media & Services-0.40%
Alphabet, Inc., 2.00%, 08/15/2026(b)	11,802,000	11,092,689

IT Services-0.84%
CGI, Inc. (Canada), 1.45%, 09/14/2026	3,504,000	3,178,492
DXC Technology Co., 1.80%, 09/15/2026	4,082,000	3,707,656
International Business Machines Corp.
4.50%, 02/06/2026(b)	5,020,000	4,977,339
3.45%, 02/19/2026(b)	7,970,000	7,734,711
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	3,920,000	3,580,782

		23,178,980

Leisure Products-0.14%
Hasbro, Inc., 3.55%, 11/19/2026(b)	3,981,000	3,781,028

Life Sciences Tools & Services-0.34%
Thermo Fisher Scientific, Inc.
4.95%, 08/10/2026	3,536,000	3,539,598
5.00%, 12/05/2026	5,900,000	5,915,851

		9,455,449

Machinery-2.56%
Caterpillar Financial Services Corp.
4.80%, 01/06/2026(b)	5,315,000	5,301,887
0.90%, 03/02/2026	4,425,000	4,087,982
4.35%, 05/15/2026	7,381,000	7,296,602
1.15%, 09/14/2026(b)	2,950,000	2,690,312
CNH Industrial Capital LLC
1.88%, 01/15/2026	2,950,000	2,766,139
1.45%, 07/15/2026	3,545,000	3,243,919
Fortive Corp., 3.15%, 06/15/2026	5,309,000	5,070,678
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	5,901,000	5,610,784
John Deere Capital Corp.
4.80%, 01/09/2026	7,083,000	7,067,687
0.70%, 01/15/2026	5,316,000	4,923,125
5.05%, 03/03/2026(b)	3,248,000	3,257,077
4.75%, 06/08/2026	3,541,000	3,531,156
2.65%, 06/10/2026(b)	2,952,000	2,813,335
1.05%, 06/17/2026(b)	3,248,000	2,979,001
5.15%, 09/08/2026(b)	3,242,000	3,264,558
Wabtec Corp., 3.45%, 11/15/2026	4,421,000	4,205,453
Xylem, Inc., 3.25%, 11/01/2026(b)	2,950,000	2,818,437

		70,928,132

Media-1.12%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026(b)	6,487,000	6,545,542
Comcast Corp., 3.15%, 03/01/2026(b)	12,978,000	12,528,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 4.90%, 03/11/2026(b)	$4,134,000	$4,071,846
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	8,257,000	8,002,470

		31,148,112

Multi-Utilities-0.92%
Ameren Corp., 5.70%, 12/01/2026	3,545,000	3,586,985
CenterPoint Energy, Inc., 1.45%, 06/01/2026	2,950,000	2,718,981
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	3,288,000	3,038,599
DTE Energy Co., 2.85%, 10/01/2026	3,536,000	3,331,932
Sempra, 5.40%, 08/01/2026	3,250,000	3,259,393
WEC Energy Group, Inc.
4.75%, 01/09/2026(b)	5,906,000	5,851,150
5.60%, 09/12/2026	3,536,000	3,571,901

		25,358,941

Office REITs-0.40%
Boston Properties L.P.
3.65%, 02/01/2026	5,827,000	5,605,734
2.75%, 10/01/2026	5,897,000	5,461,239

		11,066,973

Oil, Gas & Consumable Fuels-6.69%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	3,243,000	3,269,505
Chevron Corp., 2.95%, 05/16/2026	13,282,000	12,763,170
Diamondback Energy, Inc., 3.25%, 12/01/2026(b)	4,430,000	4,236,502
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	2,950,000	2,698,857
5.90%, 11/15/2026	4,421,000	4,505,282
4.25%, 12/01/2026	4,423,000	4,329,709
Energy Transfer L.P.
4.75%, 01/15/2026	5,901,000	5,835,331
3.90%, 07/15/2026	3,243,000	3,140,286
6.05%, 12/01/2026(b)	5,817,000	5,924,661
Enterprise Products Operating LLC
5.05%, 01/10/2026	4,421,000	4,419,706
3.70%, 02/15/2026(b)	5,161,000	5,035,605
EOG Resources, Inc., 4.15%, 01/15/2026(b)	4,422,000	4,356,312
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	4,430,000	4,173,531
Exxon Mobil Corp.
3.04%, 03/01/2026	14,750,000	14,235,475
2.28%, 08/16/2026(b)	5,831,000	5,512,722
HF Sinclair Corp., 5.88%, 04/01/2026(b) .	4,698,000	4,714,394
Kinder Morgan, Inc., 1.75%, 11/15/2026(b)	2,946,000	2,691,915
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	3,793,000	3,766,153
MPLX L.P., 1.75%, 03/01/2026	8,847,000	8,256,161
Occidental Petroleum Corp., 5.55%, 03/15/2026(b)	5,026,000	5,036,013
ONEOK, Inc.
5.85%, 01/15/2026(b)	3,536,000	3,569,089
5.55%, 11/01/2026	4,426,000	4,460,797

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Ovintiv, Inc., 5.38%, 01/01/2026	$2,708,000	$2,696,058
Phillips 66, 1.30%, 02/15/2026(b)	2,954,000	2,735,285
Pioneer Natural Resources Co.
1.13%, 01/15/2026	4,422,000	4,106,697
5.10%, 03/29/2026	6,487,000	6,481,924
Plains All American Pipeline L.P./PAA
Finance Corp., 4.50%, 12/15/2026	4,421,000	4,337,926
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	8,851,000	8,925,545
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026(b)	10,331,000	9,890,513
2.50%, 09/12/2026(b)	5,906,000	5,579,497
Spectra Energy Partners L.P., 3.38%, 10/15/2026	3,536,000	3,381,368
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	5,012,000	4,974,474
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	5,906,000	6,138,392
Valero Energy Corp., 3.40%, 09/15/2026(b)	2,515,000	2,404,869
Williams Cos., Inc. (The), 5.40%, 03/02/2026(b)	6,490,000	6,507,127

		185,090,851

Passenger Airlines-0.18%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	4,805,000	4,960,322

Personal Care Products-0.30%
Kenvue, Inc., 5.35%, 03/22/2026(b)	4,384,000	4,414,240
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	4,133,000	3,872,333

		8,286,573

Pharmaceuticals-2.32%
AstraZeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026(b)	7,381,000	6,790,664
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	7,080,000	6,480,266
Eli Lilly and Co., 5.00%, 02/27/2026(b)	4,430,000	4,429,657
Johnson & Johnson, 2.45%, 03/01/2026(b)	11,800,000	11,294,315
Merck & Co., Inc., 0.75%, 02/24/2026	5,899,000	5,456,509
Pfizer, Inc.
2.75%, 06/03/2026(b)	7,375,000	7,060,740
3.00%, 12/15/2026(b)	10,331,000	9,856,945
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	13,262,000	12,803,524

		64,172,620

Professional Services-0.38%
Broadridge Financial Solutions, Inc.,
3.40%, 06/27/2026	2,907,000	2,779,864
Concentrix Corp., 6.65%, 08/02/2026	4,719,000	4,788,469
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	2,948,000	2,831,679

		10,400,012

Real Estate Management & Development-0.13%
CBRE Services, Inc., 4.88%, 03/01/2026	3,541,000	3,502,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Residential REITs-0.21%
Camden Property Trust, 5.85%, 11/03/2026	$2,990,000	$3,054,622
ERP Operating L.P., 2.85%, 11/01/2026	2,920,000	2,757,142

		5,811,764

Retail REITs-0.90%
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	3,508,000	3,381,552
Kimco Realty OP LLC, 2.80%, 10/01/2026	2,950,000	2,766,851
Realty Income Corp.
5.05%, 01/13/2026(b)	2,950,000	2,938,460
4.88%, 06/01/2026	3,520,000	3,493,949
4.13%, 10/15/2026	3,835,000	3,734,905
Simon Property Group L.P.
3.30%, 01/15/2026	4,659,000	4,498,671
3.25%, 11/30/2026	4,423,000	4,218,884

		25,033,272

Semiconductors & Semiconductor Equipment-1.21%
Analog Devices, Inc., 3.50%, 12/05/2026(b)	5,315,000	5,135,095
Intel Corp.
4.88%, 02/10/2026(b)	8,851,000	8,823,271
2.60%, 05/19/2026(b)	5,897,000	5,611,002
Marvell Technology, Inc., 1.65%, 04/15/2026	2,948,000	2,736,432
NVIDIA Corp., 3.20%, 09/16/2026(b)	5,904,000	5,693,179
Skyworks Solutions, Inc., 1.80%, 06/01/2026(b)	2,924,000	2,696,797
Texas Instruments, Inc., 1.13%, 09/15/2026	2,950,000	2,691,593

		33,387,369

Software-2.65%
Fortinet, Inc., 1.00%, 03/15/2026	2,950,000	2,707,734
Intuit, Inc., 5.25%, 09/15/2026(b)	4,421,000	4,459,495
Microsoft Corp., 2.40%, 08/08/2026	23,603,000	22,359,334
Oracle Corp.
1.65%, 03/25/2026	16,231,000	15,079,843
2.65%, 07/15/2026(b)	17,702,000	16,680,001
Roper Technologies, Inc., 3.80%, 12/15/2026	4,132,000	3,997,557
VMware LLC, 1.40%, 08/15/2026	8,851,000	8,048,653

		73,332,617

Specialized REITs-1.94%
American Tower Corp.
4.40%, 02/15/2026(b)	2,950,000	2,902,397
1.60%, 04/15/2026(b)	4,133,000	3,829,113
1.45%, 09/15/2026	3,536,000	3,215,751
3.38%, 10/15/2026(b)	5,899,000	5,629,330
Crown Castle, Inc.
4.45%, 02/15/2026(b)	5,312,000	5,214,599
3.70%, 06/15/2026	4,426,000	4,263,685
1.05%, 07/15/2026(b)	5,901,000	5,337,576
Equinix, Inc., 1.45%, 05/15/2026(b)	4,132,000	3,803,793
Extra Space Storage L.P., 3.50%, 07/01/2026	3,440,000	3,295,300

	Principal Amount	Value
Specialized REITs-(continued)
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	$5,758,000	$5,700,516
Public Storage Operating Co.
0.88%, 02/15/2026	2,953,000	2,727,342
1.50%, 11/09/2026	3,833,000	3,501,276
Weyerhaeuser Co., 4.75%, 05/15/2026(b)	4,430,000	4,387,118

		53,807,796

Specialty Retail-2.79%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	20,545,000	20,776,350
4.90%, 10/01/2026	10,168,000	10,077,965
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	7,671,000	7,390,562
2.13%, 09/15/2026(b)	5,903,000	5,520,873
4.95%, 09/30/2026(b)	4,424,500	4,428,095
Lowe’s Cos., Inc.
4.80%, 04/01/2026	5,897,000	5,862,638
2.50%, 04/15/2026	7,963,000	7,561,509
O’Reilly Automotive, Inc.
3.55%, 03/15/2026(b)	2,920,000	2,826,697
5.75%, 11/20/2026(b)	4,428,000	4,492,400
Ross Stores, Inc., 0.88%, 04/15/2026	2,925,000	2,676,168
TJX Cos., Inc. (The), 2.25%, 09/15/2026(b)	5,901,000	5,546,912

		77,160,169

Technology Hardware, Storage & Peripherals-2.61%
Apple, Inc.
0.70%, 02/08/2026(b)	14,752,000	13,643,009
3.25%, 02/23/2026	19,177,000	18,614,776
4.42%, 05/08/2026	5,901,000	5,877,305
2.45%, 08/04/2026(b)	13,282,000	12,574,219
2.05%, 09/11/2026(b)	11,801,000	11,041,613
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	4,421,000	4,109,129
HP, Inc., 1.45%, 06/17/2026	3,057,000	2,809,978
IBM International Capital Pte. Ltd., 4.70%, 02/05/2026	3,540,000	3,512,123

		72,182,152

Textiles, Apparel & Luxury Goods-0.36%
NIKE, Inc., 2.38%, 11/01/2026(b)	5,898,000	5,551,537
Tapestry, Inc., 7.00%, 11/27/2026(b)	4,430,000	4,552,041

		10,103,578

Tobacco-1.26%
Altria Group, Inc., 2.63%, 09/16/2026(b)	2,920,000	2,743,764
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	5,920,000	5,616,146
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	8,851,000	8,203,011
Philip Morris International, Inc.
4.88%, 02/13/2026(b)	10,028,000	9,984,373
2.75%, 02/25/2026(b)	4,371,000	4,176,043
0.88%, 05/01/2026	4,421,000	4,041,622

		34,764,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.88%, 01/15/2026(b)	$8,553,000	$8,160,520
1.88%, 08/15/2026	7,083,000	6,506,628

		14,667,148

Wireless Telecommunication Services-1.03%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	2,955,000	2,782,486
Sprint LLC, 7.63%, 03/01/2026	8,856,000	9,156,147
T-Mobile USA, Inc.
2.25%, 02/15/2026	10,625,000	10,018,837
2.63%, 04/15/2026(b)	7,013,000	6,643,000

		28,600,470

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,802,451,659)		2,738,426,577

	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $4,870,552)	4,870,552	4,870,552

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $2,807,322,211)		2,743,297,129

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.21%
Invesco Private Government Fund, 5.29%(c)(d)(e)	101,750,797	$101,750,797
Invesco Private Prime Fund, 5.49%(c)(d)(e)	263,628,076	263,759,890

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $365,542,672)		365,510,687

TOTAL INVESTMENTS IN SECURITIES-112.32% (Cost $3,172,864,883)		3,108,807,816
OTHER ASSETS LESS LIABILITIES-(12.32)%		(341,056,249)

NET ASSETS-100.00%		$2,767,751,567

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$391,146	$68,631,862	$(64,152,456)	$-	$-	$4,870,552	$145,490

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	59,624,954	193,621,235	(151,495,392)	-	-	101,750,797	1,763,585	*

Invesco Private Prime Fund	154,066,675	453,578,723	(343,956,769)	(32,903)	104,164	263,759,890	4,753,726	*

Total	$214,082,775	$715,831,820	$(559,604,617)	$(32,903)	$104,164	$370,381,239	$6,662,801

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)–(continued)

February 29, 2024

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	35.75

Health Care	9.25

Consumer Discretionary	9.12

Information Technology	8.52

Industrials	7.78

Energy	6.81

Consumer Staples	6.37

Communication Services	5.30

Utilities	4.63

Real Estate	4.19

Materials	1.22

Money Market Funds Plus Other Assets Less Liabilities	1.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.00%
Aerospace & Defense-2.10%
Boeing Co. (The), 5.04%, 05/01/2027(b)	$8,797,000	$8,717,305
General Dynamics Corp.
3.50%, 04/01/2027(b)	3,280,000	3,157,172
2.63%, 11/15/2027(b)	2,191,000	2,027,615
Howmet Aerospace, Inc., 5.90%, 02/01/2027	2,731,000	2,759,260
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	2,627,000	2,463,098
L3Harris Technologies, Inc., 5.40%, 01/15/2027	5,470,000	5,506,731
Lockheed Martin Corp., 5.10%, 11/15/2027	3,280,000	3,317,469
Northrop Grumman Corp., 3.20%, 02/01/2027(b)	3,268,000	3,115,005
RTX Corp., 3.13%, 05/04/2027(b)	4,810,000	4,541,148

		35,604,803

Air Freight & Logistics-0.24%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	4,370,000	4,111,454

Automobile Components-0.58%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	4,809,000	4,442,973
Lear Corp., 3.80%, 09/15/2027	2,411,000	2,309,229
United Rentals (North America), Inc., 3.88%, 11/15/2027(b)	3,285,000	3,096,725

		9,848,927

Automobiles-3.97%
American Honda Finance Corp., 2.35%, 01/08/2027	2,176,000	2,031,004
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	3,941,000	3,776,772
5.80%, 03/05/2027(b)	6,600,000	6,589,736
4.95%, 05/28/2027	6,550,000	6,370,233
4.13%, 08/17/2027	5,456,000	5,165,633
3.82%, 11/02/2027(b)	3,280,000	3,060,184
7.35%, 11/04/2027	6,600,000	6,900,538
General Motors Co.
4.20%, 10/01/2027(b)	3,282,000	3,167,917
6.80%, 10/01/2027(b)	4,372,000	4,567,230
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027(b)	4,367,000	4,080,028
Toyota Motor Credit Corp.
3.20%, 01/11/2027(b)	3,282,000	3,137,259
1.90%, 01/13/2027	3,282,000	3,027,087
3.05%, 03/22/2027(b)	6,112,000	5,800,489
1.15%, 08/13/2027	2,615,000	2,318,669
4.55%, 09/20/2027(b)	4,372,000	4,335,514
5.45%, 11/10/2027	3,062,000	3,124,092

		67,452,385

Banks-12.51%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027(b)	4,370,000	4,215,323
5.29%, 08/18/2027	7,660,000	7,611,858

	Principal Amount	Value
Banks-(continued)
Bank of America Corp.
3.25%, 10/21/2027(b)	$10,871,000	$10,278,992
Series L, 4.18%, 11/25/2027	8,737,000	8,450,107
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	5,457,000	5,097,588
Series H, 4.70%, 09/14/2027	4,376,000	4,334,306
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	3,282,000	3,014,512
2.95%, 03/11/2027(b)	3,062,000	2,883,119
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027(b)	4,368,000	4,166,408
Citigroup, Inc., 4.45%, 09/29/2027	16,841,000	16,318,958
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	5,210,000	5,163,133
Fifth Third Bancorp, 2.55%, 05/05/2027	3,266,000	3,000,398
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	2,628,000	2,412,137
JPMorgan Chase & Co.
8.00%, 04/29/2027(b)	2,188,000	2,377,987
4.25%, 10/01/2027(b)	6,557,000	6,426,449
3.63%, 12/01/2027(b)	4,803,000	4,575,633
KeyBank N.A., 5.85%, 11/15/2027(b)	4,380,000	4,327,304
KeyCorp, 2.25%, 04/06/2027	3,497,000	3,125,038
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	5,460,000	5,241,148
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	2,185,000	1,996,586
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	4,373,000	4,215,473
3.29%, 07/25/2027(b)	4,367,000	4,133,233
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027(b)	2,180,000	2,086,066
3.17%, 09/11/2027(b)	4,810,000	4,507,383
PNC Bank N.A., 3.10%, 10/25/2027(b)	4,374,000	4,067,925
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	3,286,000	3,096,365
Royal Bank of Canada (Canada)
4.88%, 01/19/2027(b)	5,470,000	5,446,514
2.05%, 01/21/2027	2,191,000	2,024,514
3.63%, 05/04/2027(b)	5,245,000	5,030,556
4.24%, 08/03/2027(b)	5,458,000	5,321,408
6.00%, 11/01/2027	5,903,000	6,080,441
Santander Holdings USA, Inc., 4.40%, 07/13/2027	4,584,000	4,396,580
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	5,457,000	5,228,642
2.17%, 01/14/2027(b)	2,200,000	2,033,292
3.36%, 07/12/2027(b)	7,644,000	7,261,395
3.35%, 10/18/2027(b)	3,277,000	3,096,010
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	3,279,000	3,018,944
2.80%, 03/10/2027(b)	4,808,000	4,511,770
4.11%, 06/08/2027	6,549,000	6,365,836
4.69%, 09/15/2027	6,559,000	6,487,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Banks-(continued)
Truist Financial Corp., 1.13%, 08/03/2027(b)	$3,284,000	$2,861,660
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	5,679,000	5,363,424
Wells Fargo & Co., 4.30%, 07/22/2027(b)	10,937,000	10,620,086

		212,271,789

Beverages-1.68%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	4,376,000	4,222,322
2.90%, 05/25/2027	2,186,000	2,076,531
1.45%, 06/01/2027(b)	6,557,000	5,937,467
Constellation Brands, Inc.
3.50%, 05/09/2027	2,191,000	2,084,083
4.35%, 05/09/2027	2,615,000	2,558,655
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	3,284,000	3,325,020
PepsiCo, Inc.
2.63%, 03/19/2027(b)	2,191,000	2,060,871
3.00%, 10/15/2027	6,550,000	6,178,034

		28,442,983

Biotechnology-1.13%
Amgen, Inc.
2.20%, 02/21/2027	7,533,000	6,949,283
3.20%, 11/02/2027(b)	4,374,000	4,114,983
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	5,460,000	5,160,075
1.20%, 10/01/2027	3,302,000	2,906,948

		19,131,289

Broadline Retail-2.37%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	8,740,000	8,382,094
1.20%, 06/03/2027	5,463,000	4,889,857
3.15%, 08/22/2027	15,313,000	14,543,819
4.55%, 12/01/2027(b)	8,797,000	8,773,102
eBay, Inc., 3.60%, 06/05/2027(b)	3,723,000	3,561,163

		40,150,035

Building Products-0.15%
Carlisle Cos., Inc., 3.75%, 12/01/2027	2,629,000	2,500,526

Capital Markets-5.76%
Ares Capital Corp.
7.00%, 01/15/2027	3,935,000	4,014,953
2.88%, 06/15/2027(b)	2,187,000	1,987,845
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	3,710,000	3,429,157
3.25%, 05/16/2027(b)	3,272,000	3,112,288
BlackRock, Inc., 3.20%, 03/15/2027(b)	3,065,000	2,933,428
Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	2,707,000	2,430,665
Blue Owl Capital Corp., 2.63%, 01/15/2027	2,184,000	1,980,873
Cboe Global Markets, Inc., 3.65%, 01/12/2027	2,832,000	2,743,272
Charles Schwab Corp. (The)
3.20%, 03/02/2027	2,845,000	2,701,343
2.45%, 03/03/2027(b)	6,550,000	6,074,373
3.30%, 04/01/2027	3,260,000	3,098,175

	Principal Amount	Value
Capital Markets-(continued)
FactSet Research Systems, Inc., 2.90%, 03/01/2027(b)	$2,188,000	$2,040,035
FS KKR Capital Corp., 3.25%, 07/15/2027(b)	2,175,000	1,975,693
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	3,540,000	3,615,174
3.85%, 01/26/2027(b)	13,101,000	12,655,485
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	3,284,000	3,262,762
Morgan Stanley
3.63%, 01/20/2027(b)	13,127,000	12,660,375
3.95%, 04/23/2027	8,736,000	8,411,683
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027(b)	5,460,000	5,011,262
5.39%, 07/06/2027(b)	2,190,000	2,186,988
Northern Trust Corp., 4.00%, 05/10/2027(b)	4,367,000	4,243,991
S&P Global, Inc.
2.95%, 01/22/2027	2,186,000	2,075,214
2.45%, 03/01/2027	5,400,000	5,036,003

		97,681,037

Chemicals-1.89%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	2,835,000	2,593,255
Albemarle Corp., 4.65%, 06/01/2027(b)	2,837,000	2,787,560
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	8,737,000	8,873,033
Ecolab, Inc.
1.65%, 02/01/2027	2,188,000	2,000,485
3.25%, 12/01/2027	2,180,000	2,066,155
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	2,588,000	2,467,336
Mosaic Co. (The), 4.05%, 11/15/2027	3,062,000	2,943,141
Olin Corp., 5.13%, 09/15/2027(b)	2,175,000	2,111,794
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	6,550,000	6,240,998

		32,083,757

Commercial Services & Supplies-0.59%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	4,370,000	4,238,999
Republic Services, Inc., 3.38%, 11/15/2027(b)	2,847,000	2,703,654
Waste Management, Inc., 3.15%, 11/15/2027(b)	3,284,000	3,092,480

		10,035,133

Communications Equipment-0.12%
Nokia OYJ (Finland), 4.38%, 06/12/2027	2,176,000	2,087,534

Construction Materials-0.12%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027(b)	2,157,000	2,046,504

Consumer Finance-4.06%
Ally Financial, Inc.
4.75%, 06/09/2027(b)	3,279,000	3,186,283
7.10%, 11/15/2027(b)	3,286,000	3,422,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Consumer Finance-(continued)
American Express Co.
2.55%, 03/04/2027	$7,648,000	$7,100,667
3.30%, 05/03/2027(b)	7,220,000	6,846,500
5.85%, 11/05/2027(b)	6,564,000	6,741,076
Capital One Financial Corp.
3.75%, 03/09/2027	5,897,000	5,631,391
3.65%, 05/11/2027(b)	4,367,000	4,160,639
Discover Financial Services, 4.10%, 02/09/2027	4,376,000	4,198,449
General Motors Financial Co., Inc.
4.35%, 01/17/2027(b)	5,463,000	5,318,914
2.35%, 02/26/2027(b)	4,368,000	4,005,997
5.00%, 04/09/2027(b)	5,469,000	5,418,139
5.40%, 05/08/2027	5,240,000	5,244,065
2.70%, 08/20/2027	3,933,000	3,610,104
Synchrony Financial, 3.95%, 12/01/2027	4,368,000	4,048,297

		68,933,370

Consumer Staples Distribution & Retail-1.64%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	4,367,000	4,168,172
1.38%, 06/20/2027	5,463,000	4,916,438
Dollar General Corp.
3.88%, 04/15/2027(b)	2,615,000	2,516,907
4.63%, 11/01/2027	2,403,000	2,358,303
Kroger Co. (The), 3.70%, 08/01/2027(b) .	2,620,000	2,517,124
Sysco Corp., 3.25%, 07/15/2027(b)	3,266,000	3,083,788
Target Corp., 1.95%, 01/15/2027(b)	4,370,000	4,042,899
Walmart, Inc., 3.95%, 09/09/2027(b)	4,369,000	4,284,068

		27,887,699

Containers & Packaging-0.12%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	2,186,000	2,066,737

Diversified REITs-0.25%
Digital Realty Trust L.P., 3.70%, 08/15/2027	4,371,000	4,172,203

Diversified Telecommunication Services-2.54%
AT&T, Inc.
4.25%, 03/01/2027	6,596,000	6,432,350
2.30%, 06/01/2027	10,918,000	10,000,800
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027(b)	5,460,000	5,289,802
TELUS Corp. (Canada)
2.80%, 02/16/2027	2,612,000	2,447,552
3.70%, 09/15/2027	2,181,000	2,071,817
Verizon Communications, Inc.
4.13%, 03/16/2027	14,220,000	13,830,622
3.00%, 03/22/2027	3,278,000	3,086,714

		43,159,657

Electric Utilities-4.35%
Alabama Power Co., 3.75%, 09/01/2027	2,395,000	2,302,879
American Electric Power Co., Inc.
5.75%, 11/01/2027	2,185,000	2,231,086
3.20%, 11/13/2027(b)	2,173,000	2,034,465

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
4.85%, 01/05/2027	$2,630,000	$2,611,546
3.15%, 08/15/2027(b)	3,272,000	3,069,487
5.00%, 12/08/2027	2,185,000	2,171,403
Duke Energy Florida LLC, 3.20%, 01/15/2027(b)	2,833,000	2,706,078
Edison International, 5.75%, 06/15/2027	2,629,000	2,654,778
Eversource Energy
2.90%, 03/01/2027	2,831,000	2,648,874
4.60%, 07/01/2027	2,697,000	2,636,222
Exelon Corp., 2.75%, 03/15/2027	2,810,000	2,615,515
FirstEnergy Corp., Series B, 4.15%, 07/15/2027(b)	6,554,000	6,231,632
ITC Holdings Corp., 3.35%, 11/15/2027(b)	2,178,000	2,044,318
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027(b)	2,620,000	2,607,504
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	4,371,000	3,990,349
3.55%, 05/01/2027	6,509,000	6,197,729
4.63%, 07/15/2027	5,464,000	5,378,419
Pacific Gas and Electric Co., 2.10%, 08/01/2027(b)	4,371,000	3,916,871
Southern California Edison Co.
4.88%, 02/01/2027(b)	2,200,000	2,188,731
5.85%, 11/01/2027	3,285,000	3,365,727
Series D, 4.70%, 06/01/2027	2,628,000	2,600,399
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	3,281,000	3,142,915
Series B, 3.75%, 05/15/2027	2,611,000	2,512,115
Xcel Energy, Inc., 1.75%, 03/15/2027	2,179,000	1,960,346

		73,819,388

Electrical Equipment-0.12%
Emerson Electric Co., 1.80%, 10/15/2027	2,178,000	1,962,973

Electronic Equipment, Instruments & Components-0.47%
Eaton Corp., 3.10%, 09/15/2027	3,051,000	2,889,100
Jabil, Inc., 4.25%, 05/15/2027	2,180,000	2,105,551
Keysight Technologies, Inc., 4.60%, 04/06/2027(b)	3,062,000	3,015,526

		8,010,177

Energy Equipment & Services-0.33%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027(b)	5,889,000	5,555,376

Entertainment-1.49%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	2,614,000	2,500,393
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	4,369,000	4,145,366
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	2,176,000	2,108,971
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	17,500,000	16,564,085

		25,318,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Financial Services-3.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10%, 01/15/2027	$3,940,000	$3,991,409
3.65%, 07/21/2027	4,370,000	4,113,826
4.63%, 10/15/2027	2,627,000	2,546,473
Blackstone Private Credit Fund, 3.25%, 03/15/2027	4,350,000	3,980,572
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	2,629,000	2,690,522
Corebridge Financial, Inc., 3.65%, 04/05/2027	5,421,000	5,147,537
Fidelity National Information Services, Inc., 4.70%, 07/15/2027	2,185,000	2,169,696
Fiserv, Inc., 2.25%, 06/01/2027(b)	4,405,000	4,031,747
Global Payments, Inc.
2.15%, 01/15/2027(b)	3,282,000	3,013,609
4.95%, 08/15/2027	2,178,000	2,159,059
Mastercard, Inc., 3.30%, 03/26/2027(b)	4,371,000	4,194,766
ORIX Corp. (Japan)
3.70%, 07/18/2027	2,190,000	2,096,530
5.00%, 09/13/2027	2,186,000	2,184,732
PayPal Holdings, Inc., 3.90%, 06/01/2027	2,180,000	2,108,216
Visa, Inc.
1.90%, 04/15/2027(b)	6,557,000	6,043,639
0.75%, 08/15/2027	2,176,000	1,912,187
2.75%, 09/15/2027(b)	3,282,000	3,076,531

		55,461,051

Food Products-2.22%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027(b)	2,615,000	2,504,009
Conagra Brands, Inc., 1.38%, 11/01/2027	4,367,000	3,799,438
General Mills, Inc.
4.70%, 01/30/2027	2,200,000	2,179,859
3.20%, 02/10/2027(b)	3,280,000	3,119,252
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 2.50%, 01/15/2027(b)	4,403,000	4,042,382
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	2,181,000	2,057,975
Kellanova, 3.40%, 11/15/2027	2,620,000	2,471,828
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	5,899,000	5,700,016
McCormick & Co., Inc., 3.40%, 08/15/2027(b)	3,267,000	3,096,502
Mondelez International, Inc., 2.63%, 03/17/2027(b)	3,268,000	3,050,169
Tyson Foods, Inc., 3.55%, 06/02/2027	5,895,000	5,589,612

		37,611,042

Gas Utilities-0.29%
Atmos Energy Corp., 3.00%, 06/15/2027	2,180,000	2,051,397
Southern California Gas Co., 2.95%, 04/15/2027(b)	3,050,000	2,869,582

		4,920,979

	Principal Amount	Value
Ground Transportation-0.57%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	$2,175,000	$2,076,310
CSX Corp., 3.25%, 06/01/2027	3,721,000	3,534,026
Union Pacific Corp.
2.15%, 02/05/2027	2,174,000	2,018,592
3.00%, 04/15/2027(b)	2,174,000	2,061,816

		9,690,744

Health Care Equipment & Supplies-1.22%
Baxter International, Inc., 1.92%, 02/01/2027	6,288,000	5,721,591
Becton, Dickinson and Co., 3.70%, 06/06/2027	7,534,000	7,225,127
GE HealthCare Technologies, Inc., 5.65%, 11/15/2027(b)	7,701,000	7,825,114

		20,771,832

Health Care Providers & Services-4.72%
Cardinal Health, Inc., 3.41%, 06/15/2027	5,338,000	5,063,111
Cencora, Inc., 3.45%, 12/15/2027	3,268,000	3,097,184
Centene Corp., 4.25%, 12/15/2027	10,515,000	10,013,454
Cigna Group (The)
3.40%, 03/01/2027	5,798,000	5,521,832
3.05%, 10/15/2027(b)	2,386,000	2,231,651
CommonSpirit Health, 6.07%, 11/01/2027	2,224,000	2,281,179
CVS Health Corp.
3.63%, 04/01/2027(b)	3,286,000	3,154,436
1.30%, 08/21/2027	9,848,000	8,661,713
Elevance Health, Inc., 3.65%, 12/01/2027(b)	6,993,000	6,686,970
HCA, Inc.
4.50%, 02/15/2027	5,243,000	5,132,720
3.13%, 03/15/2027	4,369,000	4,106,726
Humana, Inc.
1.35%, 02/03/2027(b)	3,013,000	2,702,682
3.95%, 03/15/2027(b)	2,356,000	2,276,370
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	2,519,000	2,395,671
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	2,612,000	2,484,759
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	2,176,000	2,094,674
UnitedHealth Group, Inc.
3.45%, 01/15/2027(b)	3,302,000	3,187,156
3.38%, 04/15/2027(b)	2,726,000	2,621,201
3.70%, 05/15/2027(b)	2,615,000	2,532,905
2.95%, 10/15/2027	4,152,000	3,900,839

		80,147,233

Health Care REITs-0.41%
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027	2,178,000	2,045,011
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	3,055,000	2,939,177
Welltower OP LLC, 2.70%, 02/15/2027(b)	2,173,000	2,032,046

		7,016,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-1.56%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	$2,204,000	$2,117,369
Expedia Group, Inc., 4.63%, 08/01/2027	3,275,000	3,206,664
Hyatt Hotels Corp., 5.75%, 01/30/2027	2,621,000	2,655,254
Marriott International, Inc., 5.00%, 10/15/2027	4,377,000	4,360,943
McDonald’s Corp.
3.50%, 03/01/2027(b)	3,717,000	3,582,133
3.50%, 07/01/2027	4,369,000	4,185,713
Starbucks Corp.
4.85%, 02/08/2027	4,370,000	4,348,126
2.00%, 03/12/2027(b)	2,186,000	2,005,870

		26,462,072

Household Durables-0.55%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	2,185,000	1,927,496
Leggett & Platt, Inc., 3.50%, 11/15/2027	2,192,000	2,047,932
Lennar Corp., 4.75%, 11/29/2027	3,502,000	3,448,282
PulteGroup, Inc., 5.00%, 01/15/2027(b)	1,940,000	1,932,211

		9,355,921

Household Products-0.80%
Colgate-Palmolive Co., 3.10%, 08/15/2027(b)	2,186,000	2,088,716
Kimberly-Clark Corp., 1.05%, 09/15/2027	2,611,000	2,298,875
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	4,367,000	4,047,603
2.80%, 03/25/2027	2,179,000	2,063,928
2.85%, 08/11/2027	3,282,000	3,102,117

		13,601,239

Independent Power and Renewable Electricity Producers-0.17%
NSTAR Electric Co., 3.20%, 05/15/2027	3,067,000	2,924,797

Industrial Conglomerates-0.43%
3M Co., 2.88%, 10/15/2027	3,717,000	3,442,885
Honeywell International, Inc., 1.10%, 03/01/2027(b)	4,365,000	3,922,610

		7,365,495

Insurance-1.45%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	2,196,000	2,114,583
Aon Corp., 8.21%, 01/01/2027	2,280,000	2,451,754
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	2,608,000	2,431,306
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	3,280,000	3,075,218
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	3,300,000	3,113,294
CNA Financial Corp., 3.45%, 08/15/2027	2,197,000	2,082,456
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	2,176,000	2,020,187

	Principal Amount	Value
Insurance-(continued)
Progressive Corp. (The)
2.45%, 01/15/2027(b)	$2,177,000	$2,031,256
2.50%, 03/15/2027	2,204,000	2,053,098
Willis North America, Inc., 4.65%, 06/15/2027(b)	3,278,000	3,219,581

		24,592,733

Interactive Media & Services-0.88%
Alphabet, Inc., 0.80%, 08/15/2027(b)	4,367,000	3,860,055
Meta Platforms, Inc., 3.50%, 08/15/2027(b)	11,608,000	11,128,786

		14,988,841

IT Services-0.90%
International Business Machines Corp.
3.30%, 01/27/2027(b)	2,180,000	2,084,779
2.20%, 02/09/2027	2,830,000	2,618,444
1.70%, 05/15/2027(b)	5,460,000	4,931,873
4.15%, 07/27/2027	3,284,000	3,203,153
VeriSign, Inc., 4.75%, 07/15/2027	2,409,000	2,363,594

		15,201,843

Leisure Products-0.12%
Hasbro, Inc., 3.50%, 09/15/2027	2,176,000	2,043,579

Life Sciences Tools & Services-0.28%
Illumina, Inc., 5.75%, 12/13/2027	2,171,000	2,190,503
Thermo Fisher Scientific, Inc., 4.80%, 11/21/2027(b)	2,629,000	2,631,511

		4,822,014

Machinery-2.21%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	2,186,000	2,012,334
4.50%, 01/08/2027(b)	2,180,000	2,166,236
3.60%, 08/12/2027	3,066,000	2,953,604
1.10%, 09/14/2027	3,280,000	2,893,018
CNH Industrial N.V., 3.85%, 11/15/2027.	2,191,000	2,103,384
John Deere Capital Corp.
4.50%, 01/08/2027(b)	3,280,000	3,255,968
1.70%, 01/11/2027(b)	2,177,000	1,995,098
2.35%, 03/08/2027(b)	2,189,000	2,042,783
1.75%, 03/09/2027	2,174,000	1,990,424
2.80%, 09/08/2027	2,175,000	2,037,670
4.15%, 09/15/2027	3,937,000	3,862,148
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	2,175,000	2,013,433
Parker-Hannifin Corp.
3.25%, 03/01/2027(b)	3,062,000	2,913,060
4.25%, 09/15/2027(b)	5,297,000	5,186,226

		37,425,386

Media-1.17%
Comcast Corp.
2.35%, 01/15/2027(b)	6,112,000	5,700,158
3.30%, 02/01/2027	5,459,000	5,231,842
3.30%, 04/01/2027(b)	3,497,000	3,336,405
5.35%, 11/15/2027(b)	3,281,000	3,333,111
Paramount Global, 2.90%, 01/15/2027	2,552,000	2,300,274

		19,901,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Metals & Mining-0.45%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(b)	$5,255,000	$5,474,977
Nucor Corp., 4.30%, 05/23/2027	2,186,000	2,138,161

		7,613,138

Multi-Utilities-0.85%
Ameren Corp., 1.95%, 03/15/2027(b)	2,238,000	2,046,873
NiSource, Inc., 3.49%, 05/15/2027	4,370,000	4,154,986
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	3,062,000	3,139,339
Sempra, 3.25%, 06/15/2027(b)	3,280,000	3,088,135
WEC Energy Group, Inc., 1.38%, 10/15/2027(b)	2,180,000	1,919,022

		14,348,355

Office REITs-0.20%
Boston Properties L.P., 6.75%, 12/01/2027(b)	3,274,000	3,382,958

Oil, Gas & Consumable Fuels-6.32%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	2,189,000	2,134,413
BP Capital Markets America, Inc., 3.54%, 04/06/2027	2,187,000	2,100,502
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	6,550,000	6,203,875
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	5,465,000	5,240,010
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	5,260,000	5,238,349
Chevron Corp., 2.00%, 05/11/2027	4,367,000	4,019,229
Chevron USA, Inc., 1.02%, 08/12/2027(b)	3,283,000	2,904,448
Coterra Energy, Inc., 3.90%, 05/15/2027	3,010,000	2,896,095
DCP Midstream Operating L.P., 5.63%, 07/15/2027	2,191,000	2,200,437
Enbridge, Inc. (Canada), 3.70%, 07/15/2027(b)	3,046,000	2,912,745
Energy Transfer L.P.
4.40%, 03/15/2027	3,063,000	2,986,667
4.20%, 04/15/2027	2,618,000	2,540,731
4.00%, 10/01/2027	3,280,000	3,140,903
Enterprise Products Operating LLC
4.60%, 01/11/2027(b)	4,370,000	4,339,812
3.95%, 02/15/2027(b)	2,519,000	2,458,899
EQT Corp., 3.90%, 10/01/2027(b)	5,105,000	4,834,615
Equinor ASA (Norway), 3.00%, 04/06/2027	2,180,000	2,063,236
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	4,369,000	4,210,576
Hess Corp., 4.30%, 04/01/2027(b)	4,367,000	4,262,139
Marathon Oil Corp., 4.40%, 07/15/2027(b)	4,367,000	4,244,283
MPLX L.P., 4.13%, 03/01/2027	5,459,000	5,295,444
Occidental Petroleum Corp., 8.50%, 07/15/2027(b)	2,145,000	2,328,558
ONEOK, Inc., 4.00%, 07/13/2027	2,177,000	2,099,882
Phillips 66 Co., 4.95%, 12/01/2027(b)	3,283,000	3,273,518

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	$6,563,000	$6,516,801
Targa Resources Corp., 5.20%, 07/01/2027	3,274,000	3,259,367
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027(b)	3,085,000	3,118,957
TC PipeLines L.P., 3.90%, 05/25/2027	2,191,000	2,090,881
Valero Energy Corp., 2.15%, 09/15/2027	2,459,000	2,229,741
Williams Cos., Inc. (The), 3.75%, 06/15/2027	6,335,000	6,065,266

		107,210,379

Passenger Airlines-0.44%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	7,559,000	7,531,623

Personal Care Products-0.37%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027(b)	2,175,000	2,074,265
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	4,375,000	4,139,665

		6,213,930

Pharmaceuticals-3.44%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	3,268,000	3,106,540
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	2,238,000	2,149,507
1.13%, 11/13/2027(b)	4,367,000	3,830,239
Eli Lilly and Co.
4.50%, 02/09/2027(b)	4,370,000	4,353,869
3.10%, 05/15/2027(b)	1,743,000	1,658,559
Haleon US Capital LLC, 3.38%, 03/24/2027	8,600,000	8,172,669
Johnson & Johnson
2.95%, 03/03/2027(b)	4,370,000	4,181,287
0.95%, 09/01/2027(b)	6,554,000	5,801,137
Merck & Co., Inc., 1.70%, 06/10/2027	6,599,000	5,980,124
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	5,463,000	5,065,129
3.10%, 05/17/2027	4,367,000	4,159,361
Royalty Pharma PLC, 1.75%, 09/02/2027(b)	4,374,000	3,896,706
Viatris, Inc., 2.30%, 06/22/2027(b)	3,270,000	2,959,154
Zoetis, Inc., 3.00%, 09/12/2027(b)	3,302,000	3,089,238

		58,403,519

Professional Services-0.19%
Equifax, Inc., 5.10%, 12/15/2027(b)	3,302,000	3,292,813

Residential REITs-0.15%
Mid-America Apartments L.P., 3.60%, 06/01/2027	2,616,000	2,500,856

Retail REITs-0.92%
Realty Income Corp.
3.00%, 01/15/2027(b)	2,627,000	2,478,324
3.95%, 08/15/2027	2,589,000	2,501,945
Regency Centers L.P., 3.60%, 02/01/2027	2,301,000	2,199,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Retail REITs-(continued)
Simon Property Group L.P.
1.38%, 01/15/2027(b)	$2,393,000	$2,171,448
3.38%, 06/15/2027	3,268,000	3,102,637
3.38%, 12/01/2027	3,285,000	3,100,385

		15,553,776

Semiconductors & Semiconductor Equipment-2.83%
Applied Materials, Inc., 3.30%, 04/01/2027(b)	5,246,000	5,022,889
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	12,778,000	12,351,649
Intel Corp.
3.75%, 03/25/2027	4,368,000	4,229,388
3.15%, 05/11/2027(b)	4,368,000	4,142,425
3.75%, 08/05/2027(b)	5,463,000	5,268,432
Micron Technology, Inc., 4.19%, 02/15/2027	3,917,000	3,809,192
QUALCOMM, Inc., 3.25%, 05/20/2027(b) .	8,755,000	8,350,950
Texas Instruments, Inc.
4.60%, 02/08/2027	2,840,000	2,831,003
2.90%, 11/03/2027(b)	2,191,000	2,058,915

		48,064,843

Software-3.48%
Adobe, Inc., 2.15%, 02/01/2027(b)	3,717,000	3,461,330
Autodesk, Inc., 3.50%, 06/15/2027	2,174,000	2,081,465
Intuit, Inc., 1.35%, 07/15/2027(b)	2,184,000	1,949,934
Microsoft Corp., 3.30%, 02/06/2027	17,505,000	16,914,887
Oracle Corp.
2.80%, 04/01/2027	9,904,000	9,241,892
3.25%, 11/15/2027	12,009,000	11,269,129
Roper Technologies, Inc., 1.40%, 09/15/2027	3,063,000	2,710,053
VMware LLC
4.65%, 05/15/2027	2,174,000	2,128,853
3.90%, 08/21/2027	5,459,000	5,205,646
Workday, Inc., 3.50%, 04/01/2027	4,376,000	4,171,332

		59,134,521

Specialized REITs-1.19%
American Tower Corp.
2.75%, 01/15/2027(b)	3,279,000	3,053,967
3.65%, 03/15/2027(b)	2,844,000	2,719,490
3.55%, 07/15/2027	3,281,000	3,111,183
Crown Castle, Inc.
4.00%, 03/01/2027	2,192,000	2,112,417
2.90%, 03/15/2027	3,282,000	3,057,352
3.65%, 09/01/2027	4,370,000	4,128,450
Public Storage Operating Co., 3.09%, 09/15/2027	2,179,000	2,052,326

		20,235,185

Specialty Retail-1.49%
AutoZone, Inc., 3.75%, 06/01/2027(b)	2,608,000	2,506,304
Home Depot, Inc. (The)
2.50%, 04/15/2027	3,278,000	3,056,167
2.88%, 04/15/2027	3,281,000	3,101,613
2.80%, 09/14/2027	4,367,000	4,097,639

	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	$3,297,000	$3,143,921
3.10%, 05/03/2027(b)	6,549,000	6,194,268
O’Reilly Automotive, Inc., 3.60%, 09/01/2027(b)	3,280,000	3,126,091

		25,226,003

Technology Hardware, Storage & Peripherals-2.41%
Apple, Inc.
3.35%, 02/09/2027	9,830,000	9,460,572
3.20%, 05/11/2027	8,734,000	8,340,849
3.00%, 06/20/2027(b)	4,371,000	4,148,768
2.90%, 09/12/2027(b)	8,803,000	8,310,353
3.00%, 11/13/2027(b)	6,555,000	6,203,260
IBM International Capital Pte. Ltd., 4.60%, 02/05/2027	2,280,000	2,252,204
NetApp, Inc., 2.38%, 06/22/2027	2,392,000	2,194,023

		40,910,029

Textiles, Apparel & Luxury Goods-0.36%
NIKE, Inc., 2.75%, 03/27/2027(b)	4,372,000	4,124,508
VF Corp., 2.80%, 04/23/2027	2,176,000	1,976,663

		6,101,171

Tobacco-0.93%
B.A.T Capital Corp. (United Kingdom), 4.70%, 04/02/2027	3,932,000	3,849,812
Philip Morris International, Inc.
4.75%, 02/12/2027	3,280,000	3,240,102
3.13%, 08/17/2027(b)	2,178,000	2,052,613
5.13%, 11/17/2027(b)	6,599,000	6,612,964

		15,755,491

Trading Companies & Distributors-0.60%
Air Lease Corp.
2.20%, 01/15/2027(b)	3,267,000	2,996,719
3.63%, 04/01/2027	2,186,000	2,055,042
3.63%, 12/01/2027(b)	2,180,000	2,049,401
5.85%, 12/15/2027(b)	3,060,000	3,099,597

		10,200,759

Water Utilities-0.14%
American Water Capital Corp., 2.95%, 09/01/2027(b)	2,630,000	2,453,346

Wireless Telecommunication Services-0.44%
Rogers Communications, Inc. (Canada), 3.20%, 03/15/2027(b)	5,630,000	5,303,250
T-Mobile USA, Inc., 5.38%, 04/15/2027	2,185,000	2,182,412

		7,485,662

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,715,536,671)		1,680,257,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $373,925)	373,925	$373,925

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.02% (Cost $1,715,910,596)		1,680,631,658

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-19.07%
Invesco Private Government Fund, 5.29%(c)(d)(e)	91,051,376	91,051,376

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(c)(d)(e)	232,439,660	$232,555,880

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $323,641,637)		323,607,256

TOTAL INVESTMENTS IN SECURITIES-118.09% (Cost $2,039,552,233)		2,004,238,914
OTHER ASSETS LESS LIABILITIES-(18.09)%		(307,039,673)

NET ASSETS-100.00%		$1,697,199,241

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$53,994	$25,160,327	$(24,840,396)	$-	$-	$373,925	$49,992

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	58,041,712	188,268,534	(155,258,870)	-	-	91,051,376	1,781,203	*

Invesco Private Prime Fund	149,226,869	480,089,493	(396,820,736)	(37,686)	97,940	232,555,880	4,782,325	*

Total	$207,322,575	$693,518,354	$(576,920,002)	$(37,686)	$97,940	$323,981,181	$6,613,520

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	27.05

Consumer Discretionary	11.00

Health Care	10.79

Information Technology	10.21

Industrials	7.64

Consumer Staples	7.64

Energy	6.65

Communication Services	6.52

Utilities	5.80

Real Estate	3.12

Materials	2.58

Money Market Funds Plus Other Assets Less Liabilities	1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.73%
Aerospace & Defense-2.78%
Boeing Co. (The), 3.25%, 02/01/2028(b)	$4,878,000	$4,528,300
General Dynamics Corp., 3.75%, 05/15/2028(b)	4,430,000	4,269,615
HEICO Corp., 5.25%, 08/01/2028	2,670,000	2,692,900
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	2,656,000	2,310,447
L3Harris Technologies, Inc., 4.40%, 06/15/2028	3,768,000	3,665,108
Lockheed Martin Corp., 4.45%, 05/15/2028	2,220,000	2,189,347
Northrop Grumman Corp., 3.25%, 01/15/2028(b)	8,867,000	8,320,057
RTX Corp., 4.13%, 11/16/2028(b)	13,304,000	12,774,934

		40,750,708

Air Freight & Logistics-0.32%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	2,665,000	2,572,724
FedEx Corp., 3.40%, 02/15/2028(b)	2,217,000	2,093,925

		4,666,649

Automobiles-3.53%
American Honda Finance Corp.
4.70%, 01/12/2028(b)	2,180,000	2,171,450
3.50%, 02/15/2028(b)	2,220,000	2,110,436
2.00%, 03/24/2028(b)	3,327,000	2,984,034
5.13%, 07/07/2028(b)	3,550,000	3,581,126
5.65%, 11/15/2028(b)	3,550,000	3,653,868
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	3,330,000	2,985,554
6.80%, 05/12/2028(b)	6,652,000	6,867,416
6.80%, 11/07/2028	6,650,000	6,895,810
General Motors Co., 5.00%, 10/01/2028	3,326,000	3,307,419
Toyota Motor Corp. (Japan)
5.12%, 07/13/2028	2,190,000	2,233,888
3.67%, 07/20/2028(b)	2,180,000	2,115,740
Toyota Motor Credit Corp.
3.05%, 01/11/2028(b)	2,219,000	2,090,296
4.63%, 01/12/2028(b)	4,430,000	4,404,363
1.90%, 04/06/2028	3,330,000	2,976,541
5.25%, 09/11/2028	3,324,000	3,375,671

		51,753,612

Banks-12.95%
Banco Santander S.A. (Spain)
4.38%, 04/12/2028	5,540,000	5,327,413
5.59%, 08/08/2028(b)	6,580,000	6,641,324
6.61%, 11/07/2028(b)	5,480,000	5,760,580
Bank of Montreal (Canada)
5.20%, 02/01/2028(b)	5,324,000	5,346,567
5.72%, 09/25/2028(b)	4,430,000	4,543,847
Bank of Nova Scotia (The) (Canada), 5.25%, 06/12/2028(b)	3,321,000	3,338,628
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	8,865,000	8,545,634

	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada)
5.00%, 04/28/2028	$4,430,000	$4,416,096
5.99%, 10/03/2028(b)	3,100,000	3,209,552
Citibank N.A., 5.80%, 09/29/2028(b)	11,060,000	11,398,712
Citigroup, Inc., 4.13%, 07/25/2028	9,316,000	8,865,340
Credit Suisse AG (Switzerland), 7.50%, 02/15/2028	11,083,000	11,932,159
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	2,845,000	2,707,366
KeyCorp, 4.10%, 04/30/2028	3,324,000	3,114,280
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	6,655,000	6,426,825
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	5,325,000	5,124,326
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	5,768,000	5,558,083
4.05%, 09/11/2028	4,384,000	4,251,823
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	5,760,000	5,544,988
National Bank of Canada (Canada), 5.60%, 12/18/2028	4,430,000	4,477,554
PNC Bank N.A.
3.25%, 01/22/2028	3,104,000	2,889,177
4.05%, 07/26/2028(b)	5,539,000	5,240,843
Regions Financial Corp., 1.80%, 08/12/2028(b)	2,837,000	2,415,096
Royal Bank of Canada (Canada)
4.90%, 01/12/2028(b)	3,330,000	3,323,646
5.20%, 08/01/2028(b)	4,430,000	4,460,771
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 01/13/2028(b)	8,425,000	8,564,489
3.54%, 01/17/2028(b)	3,275,000	3,103,475
5.80%, 07/13/2028	3,330,000	3,425,770
3.94%, 07/19/2028	3,294,000	3,158,705
5.72%, 09/14/2028(b)	4,880,000	4,991,017
1.90%, 09/17/2028	8,870,000	7,726,364
Synovus Bank, 5.63%, 02/15/2028	2,218,000	2,143,502
Toronto-Dominion Bank (The) (Canada)
5.16%, 01/10/2028	5,546,000	5,567,059
5.52%, 07/17/2028(b)	5,543,000	5,638,900
U.S. Bancorp, 3.90%, 04/26/2028(b)	3,770,000	3,612,356
UBS AG (Switzerland), 5.65%, 09/11/2028(b)	6,648,000	6,776,793

		189,569,060

Beverages-2.04%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028(b)	11,086,000	10,755,784
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	3,330,000	2,963,763
1.00%, 03/15/2028(b)	5,763,000	5,028,429
Constellation Brands, Inc., 3.60%, 02/15/2028(b)	3,105,000	2,937,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Beverages-(continued)
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	$2,214,000	$2,145,966
PepsiCo, Inc.
3.60%, 02/18/2028(b)	3,321,000	3,196,216
4.45%, 05/15/2028(b)	2,852,000	2,847,716

		29,875,049

Biotechnology-1.45%
Amgen, Inc.
5.15%, 03/02/2028	16,450,000	16,488,760
1.65%, 08/15/2028(b)	5,469,000	4,766,954

		21,255,714

Broadline Retail-0.60%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	9,963,000	8,846,542

Building Products-0.31%
Lennox International, Inc., 5.50%, 09/15/2028	2,220,000	2,241,778
Masco Corp., 1.50%, 02/15/2028	2,656,000	2,309,749

		4,551,527

Capital Markets-4.45%
Ameriprise Financial, Inc., 5.70%, 12/15/2028	2,660,000	2,737,263
Ares Capital Corp., 2.88%, 06/15/2028(b)	5,483,000	4,805,098
Ares Management Corp., 6.38%, 11/10/2028	2,220,000	2,314,805
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028(b)	3,321,000	3,148,423
3.85%, 04/28/2028(b)	3,994,000	3,858,251
1.65%, 07/14/2028(b)	2,184,000	1,912,201
3.00%, 10/30/2028(b)	2,219,000	2,036,345
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	2,839,000	2,472,756
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028(b)	4,642,000	4,455,043
Charles Schwab Corp. (The)
3.20%, 01/25/2028	3,103,000	2,907,630
2.00%, 03/20/2028(b)	5,541,000	4,917,937
CME Group, Inc., 3.75%, 06/15/2028(b)	2,214,000	2,138,937
FS KKR Capital Corp., 3.13%, 10/12/2028(b)	3,325,000	2,874,412
Jefferies Financial Group, Inc., 5.88%, 07/21/2028(b)	4,437,000	4,526,639
Nasdaq, Inc., 5.35%, 06/28/2028(b)	4,434,000	4,481,265
Nomura Holdings, Inc. (Japan)
5.84%, 01/18/2028	2,400,000	2,431,439
6.07%, 07/12/2028	3,990,000	4,089,312
2.17%, 07/14/2028	4,435,000	3,866,233
Northern Trust Corp., 3.65%, 08/03/2028(b)	2,221,000	2,125,953
S&P Global, Inc., 4.75%, 08/01/2028(b)	3,100,000	3,091,939

		65,191,881

Chemicals-0.92%
Celanese US Holdings LLC, 6.35%, 11/15/2028(b)	4,430,000	4,558,542
Ecolab, Inc., 5.25%, 01/15/2028(b)	2,180,000	2,213,573

	Principal Amount	Value
Chemicals-(continued)
Nutrien Ltd. (Canada), 4.90%, 03/27/2028(b)	$3,330,000	$3,304,862
PPG Industries, Inc., 3.75%, 03/15/2028(b)	3,543,000	3,396,619

		13,473,596

Commercial Services & Supplies-0.36%
Republic Services, Inc., 3.95%, 05/15/2028	3,543,000	3,413,888
Waste Management, Inc., 1.15%, 03/15/2028	2,221,000	1,927,371

		5,341,259

Communications Equipment-0.21%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	3,103,000	3,048,192

Consumer Finance-2.11%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	3,322,000	2,827,210
Capital One Financial Corp., 3.80%, 01/31/2028	6,210,000	5,875,364
Discover Bank, 4.65%, 09/13/2028(b)	3,990,000	3,812,053
General Motors Financial Co., Inc.
6.00%, 01/09/2028(b)	4,390,000	4,484,015
2.40%, 04/10/2028(b)	4,430,000	3,951,176
5.80%, 06/23/2028	5,990,000	6,086,295
2.40%, 10/15/2028(b)	4,430,000	3,897,799

		30,933,912

Consumer Staples Distribution & Retail-1.68%
CVS Pass-Through Trust, 6.04%, 12/10/2028	438,593	441,345
Dollar General Corp.
4.13%, 05/01/2028(b)	2,175,000	2,100,374
5.20%, 07/05/2028(b)	2,220,000	2,219,464
Dollar Tree, Inc., 4.20%, 05/15/2028(b)	5,544,000	5,349,973
Walmart, Inc.
3.90%, 04/15/2028(b)	3,330,000	3,250,513
3.70%, 06/26/2028(b)	6,560,000	6,348,504
1.50%, 09/22/2028(b)	5,540,000	4,867,442

		24,577,615

Containers & Packaging-0.17%
WRKCo, Inc., 4.00%, 03/15/2028(b)	2,567,000	2,451,929

Distributors-0.24%
LKQ Corp., 5.75%, 06/15/2028	3,540,000	3,579,142

Diversified REITs-0.98%
CubeSmart L.P., 2.25%, 12/15/2028	2,439,000	2,123,836
Digital Realty Trust L.P.
5.55%, 01/15/2028(b)	3,989,000	4,031,572
4.45%, 07/15/2028	2,848,000	2,757,165
VICI Properties L.P., 4.75%, 02/15/2028	5,542,000	5,372,348

		14,284,921

Diversified Telecommunication Services-1.36%
AT&T, Inc., 1.65%, 02/01/2028(b)	9,980,000	8,785,318
Verizon Communications, Inc., 2.10%, 03/22/2028(b)	12,514,000	11,147,959

		19,933,277

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-6.42%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	$2,662,000	$2,494,843
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	2,217,000	2,237,529
Commonwealth Edison Co., 3.70%, 08/15/2028(b)	2,437,000	2,322,925
Constellation Energy Generation LLC, 5.60%, 03/01/2028(b)	3,330,000	3,376,238
Duke Energy Corp., 4.30%, 03/15/2028(b)	3,995,000	3,883,689
Duke Energy Florida LLC, 3.80%, 07/15/2028(b)	2,657,000	2,552,190
Duke Energy Progress LLC, 3.70%, 09/01/2028	2,216,000	2,115,307
Edison International
4.13%, 03/15/2028	2,440,000	2,333,112
5.25%, 11/15/2028	2,660,000	2,646,719
Entergy Corp., 1.90%, 06/15/2028(b)	2,884,000	2,536,353
Eversource Energy, 5.45%, 03/01/2028(b)	5,762,000	5,794,790
Exelon Corp., 5.15%, 03/15/2028(b)	4,430,000	4,420,848
Florida Power & Light Co.
5.05%, 04/01/2028(b)	4,430,000	4,465,080
4.40%, 05/15/2028	3,330,000	3,271,007
Georgia Power Co., 4.65%, 05/16/2028(b)	3,330,000	3,283,496
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	3,107,000	2,940,324
4.80%, 03/15/2028(b)	2,663,000	2,651,820
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028(b)	5,538,000	5,493,677
1.90%, 06/15/2028	6,650,000	5,824,225
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028(b)	2,660,000	2,591,170
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	3,543,000	3,219,450
3.75%, 07/01/2028	3,878,000	3,612,320
San Diego Gas & Electric Co., 4.95%, 08/15/2028	2,659,000	2,659,704
Southern California Edison Co.
5.30%, 03/01/2028(b)	3,323,000	3,356,390
5.65%, 10/01/2028	2,440,000	2,499,955
Southern Co. (The), 4.85%, 06/15/2028	3,330,000	3,301,678
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	2,545,000	2,440,844
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	3,106,000	2,980,068
Xcel Energy, Inc., 4.00%, 06/15/2028(b)	2,797,000	2,671,304

		93,977,055

Electrical Equipment-0.27%
Emerson Electric Co., 2.00%, 12/21/2028(b)	4,435,000	3,914,315

Electronic Equipment, Instruments & Components-1.41%
Arrow Electronics, Inc., 3.88%, 01/12/2028	2,221,000	2,099,295
Avnet, Inc., 6.25%, 03/15/2028(b)	2,220,000	2,258,862

	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	$2,179,000	$1,953,375
Eaton Corp., 4.35%, 05/18/2028(b)	2,220,000	2,187,350
Jabil, Inc., 3.95%, 01/12/2028(b)	2,191,000	2,072,314
TD SYNNEX Corp., 2.38%, 08/09/2028(b)	2,600,000	2,263,622
Teledyne Technologies, Inc., 2.25%, 04/01/2028(b)	3,104,000	2,783,115
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	2,436,000	2,324,924
Trimble, Inc., 4.90%, 06/15/2028(b)	2,659,000	2,639,574

		20,582,431

Energy Equipment & Services-0.29%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	2,141,000	2,005,869
Schlumberger Investment S.A., 4.50%, 05/15/2028(b)	2,214,000	2,194,428

		4,200,297

Entertainment-1.11%
Netflix, Inc., 5.88%, 11/15/2028(b)	8,430,000	8,727,659
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028(b)	3,552,000	3,525,214
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	4,432,000	4,042,861

		16,295,734

Financial Services-3.11%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)
3.88%, 01/23/2028	2,441,000	2,300,387
5.75%, 06/06/2028(b)	4,430,000	4,464,732
3.00%, 10/29/2028(b)	16,630,000	14,956,667
Block Financial LLC, 2.50%, 07/15/2028 .	2,218,000	1,954,659
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	3,293,000	2,903,632
Fiserv, Inc.
5.45%, 03/02/2028	3,990,000	4,027,617
5.38%, 08/21/2028	3,104,000	3,130,774
LPL Holdings, Inc., 6.75%, 11/17/2028	3,330,000	3,477,684
Mastercard, Inc.
3.50%, 02/26/2028(b)	2,222,000	2,139,399
4.88%, 03/09/2028(b)	3,329,000	3,367,474
MGIC Investment Corp., 5.25%, 08/15/2028	2,840,000	2,746,921

		45,469,946

Food Products-1.87%
Campbell Soup Co., 4.15%, 03/15/2028(b)	4,432,000	4,278,634
General Mills, Inc.
4.20%, 04/17/2028(b)	6,205,000	6,028,596
5.50%, 10/17/2028	2,216,000	2,253,696
Hormel Foods Corp., 1.70%, 06/03/2028(b)	3,321,000	2,933,567
J. M. Smucker Co. (The), 5.90%, 11/15/2028(b)	3,325,000	3,424,135

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	$3,896,000	$3,819,939
Kellanova, 4.30%, 05/15/2028(b)	2,663,000	2,590,030
Mondelez International, Inc., 4.13%, 05/07/2028	2,049,000	2,009,933

		27,338,530

Gas Utilities-0.27%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028(b)	3,990,000	4,019,599

Ground Transportation-1.04%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	2,214,000	2,133,429
CSX Corp., 3.80%, 03/01/2028	3,549,000	3,416,993
Ryder System, Inc.
5.65%, 03/01/2028(b)	2,220,000	2,257,952
5.25%, 06/01/2028	2,885,000	2,892,274
Union Pacific Corp., 3.95%, 09/10/2028(b)	4,678,000	4,539,712

		15,240,360

Health Care Equipment & Supplies-1.72%
Abbott Laboratories, 1.15%, 01/30/2028(b)	2,880,000	2,527,705
Baxter International, Inc., 2.27%, 12/01/2028(b)	5,540,000	4,858,099
Becton, Dickinson and Co., 4.69%, 02/13/2028	3,605,000	3,553,355
Edwards Lifesciences Corp., 4.30%, 06/15/2028(b)	2,636,000	2,561,223
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028(b)	4,430,000	4,334,522
Stryker Corp.
3.65%, 03/07/2028	2,620,000	2,499,545
4.85%, 12/08/2028(b)	2,663,000	2,655,919
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/2028	2,220,000	2,245,932

		25,236,300

Health Care Providers & Services-5.28%
Centene Corp., 2.45%, 07/15/2028	10,197,000	8,996,088
Cigna Group (The), 4.38%, 10/15/2028	16,840,000	16,353,537
CVS Health Corp., 4.30%, 03/25/2028	22,171,000	21,526,014
Elevance Health, Inc., 4.10%, 03/01/2028(b)	5,483,000	5,305,784
HCA, Inc.
5.20%, 06/01/2028(b)	4,430,000	4,415,436
5.63%, 09/01/2028	6,650,000	6,703,563
Humana, Inc.
5.75%, 03/01/2028(b)	2,222,000	2,266,445
5.75%, 12/01/2028	2,220,000	2,268,330
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	4,430,000	4,505,613
3.85%, 06/15/2028(b)	5,102,000	4,914,784

		77,255,594

Health Care REITs-0.70%
Healthpeak OP LLC, 2.13%, 12/01/2028(b)	2,180,000	1,897,589

	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	$2,439,000	$2,341,188
Ventas Realty L.P., 4.00%, 03/01/2028 .	2,880,000	2,742,329
Welltower OP LLC, 4.25%, 04/15/2028(b)	3,321,000	3,214,786

		10,195,892

Hotels, Restaurants & Leisure-1.53%
Booking Holdings, Inc., 3.55%, 03/15/2028	2,220,000	2,114,595
Expedia Group, Inc., 3.80%, 02/15/2028	4,439,000	4,200,344
Marriott International, Inc., 5.55%, 10/15/2028(b)	3,100,000	3,156,323
McDonald’s Corp.
3.80%, 04/01/2028(b)	4,653,000	4,474,631
4.80%, 08/14/2028(b)	2,657,000	2,650,942
Starbucks Corp.
3.50%, 03/01/2028(b)	2,659,000	2,523,525
4.00%, 11/15/2028(b)	3,323,000	3,215,085

		22,335,445

Household Durables-0.19%
Mohawk Industries, Inc., 5.85%, 09/18/2028(b)	2,660,000	2,718,753

Household Products-0.48%
Clorox Co. (The), 3.90%, 05/15/2028(b) .	2,214,000	2,133,532
Colgate-Palmolive Co., 4.60%, 03/01/2028(b)	2,222,000	2,239,768
Procter & Gamble Co. (The), 3.95%, 01/26/2028(b)	2,662,000	2,617,650

		6,990,950

Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The), 5.45%, 06/01/2028(b)	3,989,000	3,979,107

Industrial Conglomerates-0.32%
3M Co., 3.63%, 09/14/2028(b)	2,656,000	2,507,358
Honeywell International, Inc., 4.95%, 02/15/2028(b)	2,215,000	2,238,308

		4,745,666

Industrial REITs-0.23%
Prologis L.P., 4.88%, 06/15/2028(b)	3,330,000	3,327,506

Insurance-0.32%
Lincoln National Corp., 3.80%, 03/01/2028(b)	2,220,000	2,113,469
Willis North America, Inc., 4.50%, 09/15/2028	2,664,000	2,574,003

		4,687,472

Interactive Media & Services-0.45%
Meta Platforms, Inc., 4.60%, 05/15/2028(b)	6,580,000	6,553,311

IT Services-0.47%
DXC Technology Co., 2.38%, 09/15/2028(b)	2,883,000	2,488,387
International Business Machines Corp., 4.50%, 02/06/2028(b)	4,430,000	4,369,944

		6,858,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Life Sciences Tools & Services-0.32%
Revvity, Inc., 1.90%, 09/15/2028	$2,197,000	$1,898,033
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028(b)	3,104,000	2,727,732

		4,625,765

Machinery-2.19%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	2,660,000	2,605,969
Ingersoll Rand, Inc., 5.40%, 08/14/2028 .	2,215,000	2,234,469
John Deere Capital Corp.
4.75%, 01/20/2028	4,875,000	4,871,377
4.90%, 03/03/2028	2,880,000	2,897,369
1.50%, 03/06/2028	2,221,000	1,960,247
4.95%, 07/14/2028	6,650,000	6,689,874
Otis Worldwide Corp., 5.25%, 08/16/2028(b)	3,330,000	3,357,675
Wabtec Corp., 4.70%, 09/15/2028	5,540,000	5,406,995
Xylem, Inc., 1.95%, 01/30/2028	2,214,000	1,980,973

		32,004,948

Marine Transportation-0.14%
Kirby Corp., 4.20%, 03/01/2028	2,222,000	2,124,787

Media-2.01%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	4,436,000	4,089,409
4.20%, 03/15/2028	5,544,000	5,198,645
Comcast Corp.
3.15%, 02/15/2028	7,319,000	6,866,453
3.55%, 05/01/2028	4,433,000	4,209,819
Discovery Communications LLC, 3.95%, 03/20/2028(b)	7,540,000	7,061,927
Paramount Global, 3.38%, 02/15/2028	2,217,000	1,954,902

		29,381,155

Metals & Mining-0.41%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	2,118,000	2,011,973
4.38%, 08/01/2028	1,881,000	1,791,467
Nucor Corp., 3.95%, 05/01/2028(b)	2,220,000	2,148,499

		5,951,939

Multi-Utilities-1.53%
DTE Electric Co., Series A, 1.90%, 04/01/2028	2,549,000	2,272,324
DTE Energy Co., 4.88%, 06/01/2028	3,543,000	3,495,165
National Grid PLC (United Kingdom), 5.60%, 06/12/2028(b)	3,104,000	3,144,742
NiSource, Inc., 5.25%, 03/30/2028	4,660,000	4,683,313
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	2,660,000	2,732,363
Sempra, 3.40%, 02/01/2028	4,434,000	4,172,046
WEC Energy Group, Inc., 2.20%, 12/15/2028(b)	2,222,000	1,953,938

		22,453,891

Oil, Gas & Consumable Fuels-5.58%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028(b)	3,547,000	3,370,548

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Chevron USA, Inc., 3.85%, 01/15/2028	$2,657,000	$2,586,597
Continental Resources, Inc., 4.38%, 01/15/2028(b)	4,431,000	4,262,009
Enbridge, Inc. (Canada), 6.00%, 11/15/2028(b)	3,292,000	3,411,660
Energy Transfer L.P.
5.55%, 02/15/2028(b)	4,435,000	4,473,518
4.95%, 05/15/2028	3,550,000	3,505,613
4.95%, 06/15/2028	4,435,000	4,371,090
6.10%, 12/01/2028(b)	2,215,000	2,291,145
EQT Corp., 5.70%, 04/01/2028(b)	2,218,000	2,235,914
Equinor ASA (Norway), 3.63%, 09/10/2028	4,430,000	4,242,127
Kinder Morgan, Inc., 4.30%, 03/01/2028	5,543,000	5,379,368
MPLX L.P., 4.00%, 03/15/2028	5,539,000	5,313,743
Occidental Petroleum Corp., 6.38%, 09/01/2028	2,536,000	2,629,351
ONEOK, Inc.
4.55%, 07/15/2028	3,509,000	3,430,307
5.65%, 11/01/2028	3,330,000	3,390,075
Ovintiv, Inc., 5.65%, 05/15/2028(b)	3,103,000	3,132,402
Phillips 66, 3.90%, 03/15/2028(b)	3,544,000	3,415,494
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	5,987,000	5,778,485
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028(b)	6,209,000	5,984,475
Valero Energy Corp., 4.35%, 06/01/2028(b)	2,621,000	2,552,505
Valero Energy Partners L.P., 4.50%, 03/15/2028	2,022,000	1,967,758
Williams Cos., Inc. (The), 5.30%, 08/15/2028(b)	3,990,000	4,021,735

		81,745,919

Passenger Airlines-0.12%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	1,804,000	1,731,515

Personal Care Products-1.10%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028(b)	3,100,000	3,049,579
Kenvue, Inc., 5.05%, 03/22/2028	4,390,000	4,420,068
Unilever Capital Corp. (United Kingdom)
3.50%, 03/22/2028	5,760,000	5,512,141
4.88%, 09/08/2028(b)	3,100,000	3,124,461

		16,106,249

Pharmaceuticals-3.70%
AstraZeneca Finance LLC (United Kingdom)
4.88%, 03/03/2028	4,829,000	4,826,000
1.75%, 05/28/2028	5,542,000	4,901,898
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	6,432,000	6,211,935
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	7,760,000	7,507,804
Johnson & Johnson, 2.90%, 01/15/2028(b)	6,650,000	6,294,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc.
4.05%, 05/17/2028(b)	$2,215,000	$2,171,887
1.90%, 12/10/2028(b)	4,430,000	3,912,205
Pfizer, Inc., 3.60%, 09/15/2028(b)	4,438,000	4,242,492
Sanofi S.A., 3.63%, 06/19/2028	4,398,000	4,248,938
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028(b)	7,655,000	7,646,282
Zoetis, Inc., 3.90%, 08/20/2028	2,220,000	2,134,796

		54,098,745

Professional Services-0.91%
Automatic Data Processing, Inc., 1.70%, 05/15/2028(b)	4,439,000	3,960,257
Concentrix Corp., 6.60%, 08/02/2028(b)	3,550,000	3,572,233
Equifax, Inc., 5.10%, 06/01/2028	3,105,000	3,088,325
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	2,660,000	2,747,225

		13,368,040

Real Estate Management & Development-0.19%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	2,660,000	2,812,037

Residential REITs-0.45%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	2,221,000	2,134,957
ERP Operating L.P., 3.50%, 03/01/2028	2,218,000	2,095,241
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028(b)	2,631,000	2,303,364

		6,533,562

Retail REITs-0.54%
Realty Income Corp.
3.40%, 01/15/2028	2,616,000	2,454,397
3.65%, 01/15/2028	2,437,000	2,312,977
Simon Property Group L.P., 1.75%, 02/01/2028	3,551,000	3,145,473

		7,912,847

Semiconductors & Semiconductor Equipment-2.14%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	3,330,000	2,909,749
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028(b)	3,442,000	3,244,511
Intel Corp.
4.88%, 02/10/2028(b)	7,760,000	7,744,993
1.60%, 08/12/2028	4,432,000	3,856,157
Marvell Technology, Inc., 2.45%, 04/15/2028	3,330,000	2,991,755
Micron Technology, Inc., 5.38%, 04/15/2028	2,658,000	2,673,616
NVIDIA Corp., 1.55%, 06/15/2028(b)	5,542,000	4,910,071
Texas Instruments, Inc., 4.60%, 02/15/2028(b)	3,070,000	3,065,090

		31,395,942

Software-2.13%
Intuit, Inc., 5.13%, 09/15/2028(b)	3,330,000	3,373,987
Oracle Corp.
2.30%, 03/25/2028	8,867,000	7,950,843
4.50%, 05/06/2028(b)	3,328,000	3,265,103

	Principal Amount	Value
Software-(continued)
Roper Technologies, Inc., 4.20%, 09/15/2028	$3,551,000	$3,435,226
Salesforce, Inc.
3.70%, 04/11/2028	6,649,000	6,413,286
1.50%, 07/15/2028(b)	4,438,000	3,883,566
VMware LLC, 1.80%, 08/15/2028	3,324,000	2,883,719

		31,205,730

Specialized REITs-2.56%
American Tower Corp.
3.60%, 01/15/2028	3,100,000	2,923,712
1.50%, 01/31/2028	2,886,000	2,508,017
5.50%, 03/15/2028	3,108,000	3,123,100
5.25%, 07/15/2028(b)	2,848,000	2,840,061
5.80%, 11/15/2028(b)	3,324,000	3,390,024
Crown Castle, Inc.
5.00%, 01/11/2028	4,430,000	4,365,579
3.80%, 02/15/2028	4,430,000	4,174,531
4.80%, 09/01/2028	2,660,000	2,598,241
Equinix, Inc., 1.55%, 03/15/2028(b)	2,878,000	2,506,239
Extra Space Storage L.P., 5.70%, 04/01/2028	2,218,000	2,250,416
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	2,191,000	2,175,575
Public Storage Operating Co.
1.85%, 05/01/2028	2,887,000	2,552,638
1.95%, 11/09/2028(b)	2,440,000	2,143,596

		37,551,729

Specialty Retail-1.66%
AutoZone, Inc., 6.25%, 11/01/2028	2,220,000	2,310,054
Dell International LLC/EMC Corp., 5.25%, 02/01/2028(b)	4,382,000	4,416,891
Home Depot, Inc. (The)
0.90%, 03/15/2028	2,213,000	1,910,830
1.50%, 09/15/2028	4,433,000	3,864,886
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	4,436,000	3,849,763
1.70%, 09/15/2028	4,431,000	3,852,157
O’Reilly Automotive, Inc., 4.35%, 06/01/2028(b)	2,221,000	2,166,990
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	2,222,000	1,916,744

		24,288,315

Technology Hardware, Storage & Peripherals-2.16%
Apple, Inc.
1.20%, 02/08/2028(b)	11,084,000	9,742,762
4.00%, 05/10/2028(b)	6,650,000	6,508,638
1.40%, 08/05/2028(b)	10,196,000	8,916,762
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028(b)	2,440,000	2,444,481
HP, Inc., 4.75%, 01/15/2028(b)	3,988,000	3,950,347

		31,562,990

Textiles, Apparel & Luxury Goods-0.35%
Tapestry, Inc., 7.35%, 11/27/2028(b)	4,900,000	5,129,157

Tobacco-1.73%
Altria Group, Inc., 6.20%, 11/01/2028(b) .	2,220,000	2,308,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Tobacco-(continued)
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028(b)	$7,762,000	$6,873,194
B.A.T. International Finance PLC (United Kingdom), 4.45%, 03/16/2028	4,433,000	4,277,332
Philip Morris International, Inc.
4.88%, 02/15/2028	6,869,000	6,834,097
3.13%, 03/02/2028	2,214,000	2,062,217
5.25%, 09/07/2028	2,883,000	2,906,550

		25,262,035

Trading Companies & Distributors-0.34%
Air Lease Corp.
5.30%, 02/01/2028(b)	3,106,000	3,092,974
2.10%, 09/01/2028	2,215,000	1,923,269

		5,016,243

Water Utilities-0.18%
American Water Capital Corp., 3.75%, 09/01/2028(b)	2,770,000	2,630,601

Wireless Telecommunication Services-2.08%
Sprint Capital Corp., 6.88%, 11/15/2028	10,972,000	11,677,906
T-Mobile USA, Inc.
4.75%, 02/01/2028(b)	6,651,000	6,539,972
4.95%, 03/15/2028	4,434,000	4,410,060
4.80%, 07/15/2028(b)	3,990,000	3,940,782
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	3,994,000	3,927,133

		30,495,853

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,468,079,058)		1,445,397,173

	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $1,667,749)	1,667,749	$1,667,749

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $1,469,746,807)		1,447,064,922

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.69%
Invesco Private Government Fund, 5.29%(c)(d)(e)	87,833,257	87,833,257
Invesco Private Prime Fund, 5.49%(c)(d)(e)	244,222,260	244,344,371

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $332,218,346)		332,177,628

TOTAL INVESTMENTS IN SECURITIES-121.53% (Cost $1,801,965,153)		1,779,242,550
OTHER ASSETS LESS LIABILITIES-(21.53)%		(315,226,049)

NET ASSETS-100.00%		$1,464,016,501

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$70,749	$23,107,203	$ (21,510,203)	$-	$-	$1,667,749	$58,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$44,945,202	$201,185,074	$(158,297,019)	$-	$-	$87,833,257	$1,744,076	*

Invesco Private Prime Fund	116,108,652	453,850,252	(325,678,329)	(44,130)	107,926	244,344,371	4,696,744	*

Total	$161,124,603	$678,142,529	$(505,485,551)	$(44,130)	$107,926	$333,845,377	$6,499,214

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	22.94

Health Care	12.47

Industrials	9.10

Consumer Staples	8.90

Utilities	8.67

Information Technology	8.52

Consumer Discretionary	8.10

Communication Services	7.01

Energy	5.87

Real Estate	5.65

Materials	1.50

Money Market Funds Plus Other Assets Less Liabilities	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.91%
Aerospace & Defense-1.48%
Boeing Co. (The), 3.20%, 03/01/2029(b)	$3,400,000	$3,078,142
Howmet Aerospace, Inc., 3.00%, 01/15/2029	2,380,000	2,136,871
Lockheed Martin Corp., 4.50%, 02/15/2029	2,210,000	2,173,008
Northrop Grumman Corp., 4.60%, 02/01/2029	1,700,000	1,666,096
RTX Corp.
5.75%, 01/15/2029	1,680,000	1,731,037
7.50%, 09/15/2029(b)	1,390,000	1,542,898

		12,328,052

Air Freight & Logistics-0.29%
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	2,565,000	2,425,594

Automobiles-2.76%
American Honda Finance Corp., 2.25%, 01/12/2029	2,189,000	1,943,720
Ford Motor Credit Co. LLC
2.90%, 02/10/2029(b)	2,552,000	2,225,134
5.11%, 05/03/2029	5,065,000	4,883,526
General Motors Co., 5.40%, 10/15/2029 .	3,401,000	3,394,928
PACCAR Financial Corp., 4.60%, 01/31/2029	2,050,000	2,029,374
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029(b)	1,677,000	1,545,974
Toyota Motor Credit Corp.
4.65%, 01/05/2029(b)	2,730,000	2,702,598
3.65%, 01/08/2029	1,675,000	1,587,336
4.45%, 06/29/2029	2,721,000	2,675,364

		22,987,954

Banks-5.57%
Cooperatieve Rabobank U.A. (Netherlands), 4.80%, 01/09/2029	1,700,000	1,684,864
KeyCorp, 2.55%, 10/01/2029	2,526,000	2,114,055
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029(b)	5,055,000	4,777,720
3.20%, 07/18/2029(b)	5,948,000	5,413,565
PNC Bank N.A., 2.70%, 10/22/2029	2,564,000	2,212,480
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(b)	5,106,000	4,717,223
Royal Bank of Canada (Canada), 4.95%, 02/01/2029(b)	3,400,000	3,377,452
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029(b)	1,705,000	1,516,339
3.04%, 07/16/2029	8,491,000	7,644,162
2.72%, 09/27/2029	1,670,000	1,470,182
Truist Financial Corp., 3.88%, 03/19/2029(b)	2,190,000	2,015,498
Wells Fargo & Co., 4.15%, 01/24/2029(b)	8,495,000	8,136,639
Zions Bancorporation N.A., 3.25%, 10/29/2029	1,670,000	1,363,012

		46,443,191

	Principal Amount	Value
Beverages-3.06%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	$14,421,000	$14,309,920
Coca-Cola Co. (The), 2.13%, 09/06/2029(b)	3,402,000	2,995,286
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029(b)	3,409,000	2,996,743
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029(b)	3,423,000	3,263,046
PepsiCo, Inc., 7.00%, 03/01/2029	1,719,000	1,898,911

		25,463,906

Biotechnology-2.79%
AbbVie, Inc., 3.20%, 11/21/2029(b)	18,428,000	16,866,638
Amgen, Inc.
3.00%, 02/22/2029(b)	2,567,000	2,355,897
4.05%, 08/18/2029(b)	4,254,000	4,069,205

		23,291,740

Broadline Retail-1.19%
Amazon.com, Inc.
3.45%, 04/13/2029(b)	5,107,000	4,841,894
4.65%, 12/01/2029(b)	5,105,000	5,110,128

		9,952,022

Building Products-0.26%
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029(b)	2,360,000	2,136,817

Capital Markets-4.18%
Ares Capital Corp., 5.88%, 03/01/2029	3,500,000	3,422,515
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	2,520,000	2,313,481
BlackRock, Inc., 3.25%, 04/30/2029(b)	3,355,000	3,145,268
Blue Owl Capital Corp., 5.95%, 03/15/2029	2,020,000	1,974,703
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	3,370,000	3,324,811
Charles Schwab Corp. (The)
4.00%, 02/01/2029(b)	2,040,000	1,960,463
3.25%, 05/22/2029	2,011,000	1,855,474
Golub Capital BDC, Inc., 6.00%, 07/15/2029	2,020,000	1,961,958
Lazard Group LLC, 4.38%, 03/11/2029	1,670,000	1,591,041
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	1,670,000	1,473,929
5.61%, 07/06/2029(b)	2,020,000	2,032,537
Northern Trust Corp., 3.15%, 05/03/2029	1,686,000	1,562,873
S&P Global, Inc.
2.70%, 03/01/2029(b)	4,132,000	3,742,490
4.25%, 05/01/2029(b)	3,090,000	2,997,381
2.50%, 12/01/2029(b)	1,685,000	1,485,708

		34,844,632

Chemicals-2.56%
Air Products and Chemicals, Inc., 4.60%, 02/08/2029	2,600,000	2,570,232
Celanese US Holdings LLC, 6.33%, 07/15/2029(b)	2,530,000	2,599,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Chemicals-(continued)
Dow Chemical Co. (The), 7.38%, 11/01/2029(b)	$2,620,000	$2,908,238
FMC Corp., 3.45%, 10/01/2029	1,675,000	1,490,075
Huntsman International LLC, 4.50%, 05/01/2029	2,551,000	2,425,047
Nutrien Ltd. (Canada), 4.20%, 04/01/2029(b)	2,520,000	2,424,214
Olin Corp., 5.63%, 08/01/2029(b)	2,293,000	2,245,615
Rohm & Haas Co., 7.85%, 07/15/2029(b)	2,007,000	2,228,518
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	2,680,000	2,410,041

		21,301,805

Commercial Services & Supplies-0.50%
Waste Connections, Inc., 3.50%, 05/01/2029(b)	1,682,000	1,578,037
Waste Management, Inc., 4.88%, 02/15/2029	2,550,000	2,554,059

		4,132,096

Communications Equipment-0.50%
Juniper Networks, Inc., 3.75%, 08/15/2029(b)	1,679,000	1,558,899
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	2,680,000	2,605,515

		4,164,414

Consumer Finance-1.90%
American Express Co., 4.05%, 05/03/2029(b)	3,400,000	3,291,696
General Motors Financial Co., Inc.
5.80%, 01/07/2029	5,100,000	5,165,372
5.65%, 01/17/2029	1,705,000	1,721,221
4.30%, 04/06/2029(b)	3,740,000	3,550,532
Synchrony Financial, 5.15%, 03/19/2029(b)	2,191,000	2,091,300

		15,820,121

Consumer Staples Distribution & Retail-1.32%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029(b)	1,683,000	1,827,696
Kroger Co. (The), 4.50%, 01/15/2029(b)	2,022,000	1,978,768
Sysco Corp., 5.75%, 01/17/2029(b)	1,680,000	1,720,197
Target Corp., 3.38%, 04/15/2029(b)	3,400,000	3,195,609
Walmart, Inc., 3.25%, 07/08/2029(b)	2,463,000	2,315,793

		11,038,063

Containers & Packaging-0.48%
Packaging Corp. of America, 3.00%, 12/15/2029	1,686,000	1,513,823
WRKCo, Inc., 4.90%, 03/15/2029	2,524,000	2,502,726

		4,016,549

Diversified Consumer Services-0.36%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	3,174,000	3,033,343

	Principal Amount	Value
Diversified REITs-0.51%
Digital Realty Trust L.P., 3.60%, 07/01/2029	$3,029,000	$2,792,888
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	1,708,000	1,424,664

		4,217,552

Diversified Telecommunication Services-3.10%
AT&T, Inc., 4.35%, 03/01/2029(b)	10,167,000	9,816,606
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	3,411,000	3,240,491
4.02%, 12/03/2029	13,440,000	12,741,817

		25,798,914

Electric Utilities-5.90%
American Electric Power Co., Inc., 5.20%, 01/15/2029(b)	3,370,000	3,368,532
Avangrid, Inc., 3.80%, 06/01/2029	2,524,000	2,356,667
Duke Energy Corp.
4.85%, 01/05/2029(b)	2,215,000	2,179,102
3.40%, 06/15/2029	2,022,000	1,863,478
Duke Energy Florida LLC, 2.50%, 12/01/2029	2,381,000	2,094,831
Duke Energy Progress LLC, 3.45%, 03/15/2029	2,021,000	1,891,582
Edison International, 6.95%, 11/15/2029	1,856,000	1,979,842
Evergy, Inc., 2.90%, 09/15/2029	2,685,000	2,381,153
Eversource Energy
5.95%, 02/01/2029(b)	2,720,000	2,787,441
Series O, 4.25%, 04/01/2029	1,677,000	1,600,208
MidAmerican Energy Co., 3.65%, 04/15/2029	2,858,000	2,698,012
National Rural Utilities Cooperative Finance Corp., 4.85%, 02/07/2029	1,800,000	1,784,351
Nevada Power Co., Series CC, 3.70%, 05/01/2029	1,677,000	1,584,820
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	3,070,000	3,033,872
3.50%, 04/01/2029(b)	1,672,000	1,548,553
2.75%, 11/01/2029	3,362,000	2,964,787
Pacific Gas and Electric Co., 6.10%, 01/15/2029(b)	2,890,000	2,960,767
PacifiCorp, 5.10%, 02/15/2029	1,680,000	1,675,658
Southern California Edison Co., Series A, 4.20%, 03/01/2029	1,676,000	1,615,473
Southern Co. (The), 5.50%, 03/15/2029	2,020,000	2,050,588
Tampa Electric Co., 4.90%, 03/01/2029	1,800,000	1,791,576
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029(b)	1,679,000	1,520,592
Xcel Energy, Inc., 2.60%, 12/01/2029	1,689,000	1,471,603

		49,203,488

Electronic Equipment, Instruments & Components-0.63%
Amphenol Corp., 4.35%, 06/01/2029	1,670,000	1,624,119
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029(b)	2,379,000	2,123,329
Keysight Technologies, Inc., 3.00%, 10/30/2029	1,688,000	1,502,895

		5,250,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Energy Equipment & Services-0.38%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029(b)	$1,756,000	$1,604,267
NOV, Inc., 3.60%, 12/01/2029(b)	1,674,000	1,529,682

		3,133,949

Entertainment-1.61%
Netflix, Inc., 6.38%, 05/15/2029(b)	2,691,000	2,858,190
Walt Disney Co. (The), 2.00%, 09/01/2029	6,809,000	5,876,946
Warnermedia Holdings, Inc., 4.05%, 03/15/2029	5,080,000	4,707,465

		13,442,601

Financial Services-3.41%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029(b)	2,720,000	2,675,928
Blackstone Private Credit Fund, 4.00%, 01/15/2029(b)	2,160,000	1,966,225
Corebridge Financial, Inc., 3.85%, 04/05/2029	3,358,000	3,116,145
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	2,032,000	1,934,729
Fiserv, Inc., 3.50%, 07/01/2029	10,203,000	9,380,428
Global Payments, Inc., 5.30%, 08/15/2029	1,687,000	1,665,417
Mastercard, Inc., 2.95%, 06/01/2029	3,412,000	3,133,500
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	5,107,000	4,553,944

		28,426,316

Food Products-0.61%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 02/02/2029(b)	2,020,000	1,771,996
Tyson Foods, Inc., 4.35%, 03/01/2029	3,410,000	3,283,182

		5,055,178

Gas Utilities-0.22%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(b)	2,025,000	1,866,510

Ground Transportation-0.68%
CSX Corp., 4.25%, 03/15/2029	3,199,000	3,118,559
Union Pacific Corp., 3.70%, 03/01/2029	2,631,000	2,510,916

		5,629,475

Health Care Equipment & Supplies-0.53%
Becton, Dickinson and Co., 4.87%, 02/08/2029	2,100,000	2,074,575
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	2,681,000	2,384,727

		4,459,302

Health Care Providers & Services-5.59%
Centene Corp., 4.63%, 12/15/2029(b)	11,116,000	10,530,242
Cigna Group (The), 5.00%, 05/15/2029(b)	3,410,000	3,387,986
CommonSpirit Health, 3.35%, 10/01/2029(b)	3,086,000	2,807,507
CVS Health Corp., 5.00%, 01/30/2029	3,409,000	3,399,774

	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc., 2.88%, 09/15/2029	$2,787,000	$2,504,138
HCA, Inc.
5.88%, 02/01/2029	3,400,000	3,461,810
3.38%, 03/15/2029	1,677,000	1,530,240
4.13%, 06/15/2029	6,801,000	6,406,887
Humana, Inc., 3.70%, 03/23/2029(b)	2,004,000	1,875,175
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	2,192,000	1,954,972
Quest Diagnostics, Inc., 4.20%, 06/30/2029(b)	1,696,000	1,631,138
UnitedHealth Group, Inc.
4.25%, 01/15/2029(b)	4,260,000	4,152,600
4.00%, 05/15/2029(b)	3,064,000	2,948,486

		46,590,955

Health Care REITs-1.10%
Healthpeak OP LLC, 3.50%, 07/15/2029.	2,190,000	2,001,622
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	1,706,000	1,499,722
Ventas Realty L.P., 4.40%, 01/15/2029	2,526,000	2,421,924
Welltower OP LLC
2.05%, 01/15/2029	1,670,000	1,447,952
4.13%, 03/15/2029(b)	1,856,000	1,766,966

		9,138,186

Hotels, Restaurants & Leisure-0.71%
Marriott International, Inc., 4.90%, 04/15/2029	2,720,000	2,688,822
Starbucks Corp., 3.55%, 08/15/2029(b)	3,411,000	3,201,227

		5,890,049

Household Durables-0.47%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	1,676,000	1,588,521
Whirlpool Corp., 4.75%, 02/26/2029(b)	2,383,000	2,328,593

		3,917,114

Household Products-0.70%
Clorox Co. (The), 4.40%, 05/01/2029(b)	1,676,000	1,634,817
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	2,344,000	2,179,139
Procter & Gamble Co. (The), 4.35%, 01/29/2029	2,046,000	2,029,039

		5,842,995

Industrial Conglomerates-0.95%
3M Co.
3.38%, 03/01/2029(b)	2,699,000	2,493,648
2.38%, 08/26/2029	3,370,000	2,928,514
Honeywell International, Inc., 4.25%, 01/15/2029(b)	2,550,000	2,495,099

		7,917,261

Insurance-2.32%
Aon Corp., 3.75%, 05/02/2029(b)	2,529,000	2,374,808
CNA Financial Corp., 3.90%, 05/01/2029	1,653,000	1,552,421
CNO Financial Group, Inc., 5.25%, 05/30/2029	1,707,000	1,658,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Insurance-(continued)
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029(b)	$2,019,000	$1,806,175
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029(b)	5,101,000	4,986,625
PartnerRe Finance B LLC, 3.70%, 07/02/2029(b)	1,671,000	1,570,465
Principal Financial Group, Inc., 3.70%, 05/15/2029	1,670,000	1,559,146
Progressive Corp. (The), 4.00%, 03/01/2029	1,855,000	1,785,967
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	2,204,000	2,081,126

		19,375,630

IT Services-1.24%
International Business Machines Corp., 3.50%, 05/15/2029(b)	11,045,000	10,326,971

Leisure Products-0.55%
Hasbro, Inc., 3.90%, 11/19/2029(b)	3,075,000	2,819,866
Polaris, Inc., 6.95%, 03/15/2029	1,680,000	1,771,491

		4,591,357

Life Sciences Tools & Services-1.04%
Revvity, Inc., 3.30%, 09/15/2029	2,856,000	2,572,696
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029(b)	3,342,000	3,363,231
2.60%, 10/01/2029	3,020,000	2,694,790

		8,630,717

Machinery-2.50%
Caterpillar, Inc., 2.60%, 09/19/2029(b)	1,672,000	1,507,110
CNH Industrial Capital LLC, 5.50%, 01/12/2029(b)	1,680,000	1,704,114
Deere & Co., 5.38%, 10/16/2029(b)	1,682,000	1,738,403
John Deere Capital Corp.
4.50%, 01/16/2029	3,350,000	3,301,196
3.45%, 03/07/2029(b)	2,013,000	1,902,148
3.35%, 04/18/2029	2,010,000	1,889,284
Parker-Hannifin Corp.
3.25%, 06/14/2029	3,360,000	3,091,638
4.50%, 09/15/2029(b)	3,355,000	3,283,581
Trane Technologies Financing Ltd., 3.80%, 03/21/2029	2,518,000	2,382,155

		20,799,629

Media-1.79%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
2.25%, 01/15/2029(b)	4,260,000	3,596,663
5.05%, 03/30/2029	4,270,000	4,087,118
Comcast Corp., 4.55%, 01/15/2029(b)	3,410,000	3,356,642
Discovery Communications LLC, 4.13%, 05/15/2029	2,552,000	2,365,102
Paramount Global, 4.20%, 06/01/2029(b)	1,688,000	1,486,592

		14,892,117

	Principal Amount	Value
Metals & Mining-0.19%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	$1,673,000	$1,587,088

Multi-Utilities-1.57%
Ameren Corp., 5.00%, 01/15/2029	2,360,000	2,341,927
Consumers Energy Co.
4.90%, 02/15/2029	1,684,000	1,680,604
4.60%, 05/30/2029	2,020,000	1,986,774
DTE Energy Co.
5.10%, 03/01/2029(b)	4,100,000	4,067,114
Series C, 3.40%, 06/15/2029(b)	1,617,000	1,481,483
Sempra, 3.70%, 04/01/2029	1,670,000	1,555,219

		13,113,121

Office REITs-0.31%
Boston Properties L.P., 3.40%, 06/21/2029	2,902,000	2,563,464

Oil, Gas & Consumable Fuels-8.56%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	1,696,000	1,651,429
BP Capital Markets America, Inc., 4.70%, 04/10/2029(b)	4,270,000	4,220,497
Cheniere Energy Partners L.P., 4.50%, 10/01/2029(b)	5,101,000	4,782,823
Chevron USA, Inc., 3.25%, 10/15/2029	1,675,000	1,561,292
ConocoPhillips Co., 6.95%, 04/15/2029	4,073,000	4,465,651
DCP Midstream Operating L.P., 5.13%, 05/15/2029	2,019,000	1,995,796
Diamondback Energy, Inc., 3.50%, 12/01/2029(b)	3,068,000	2,818,439
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	3,372,000	3,045,649
Energy Transfer L.P.
5.25%, 04/15/2029	5,119,000	5,102,334
4.15%, 09/15/2029	1,834,000	1,732,550
Enterprise Products Operating LLC, 3.13%, 07/31/2029(b)	4,269,000	3,907,772
Exxon Mobil Corp., 2.44%, 08/16/2029	4,214,000	3,765,906
Kinder Morgan, Inc., 5.00%, 02/01/2029	4,266,000	4,232,584
MPLX L.P., 4.80%, 02/15/2029	2,524,000	2,474,009
ONEOK, Inc., 4.35%, 03/15/2029	2,351,000	2,264,590
Phillips 66 Co., 3.15%, 12/15/2029	1,910,000	1,728,126
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029(b)	5,101,000	4,494,673
Targa Resources Corp., 6.15%, 03/01/2029	3,400,000	3,506,595
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	2,312,000	2,383,510
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	4,243,000	3,987,169
Valero Energy Corp., 4.00%, 04/01/2029(b)	1,483,000	1,416,207
Western Midstream Operating L.P., 6.35%, 01/15/2029(b)	2,040,000	2,107,451
Williams Cos., Inc. (The), 4.90%, 03/15/2029	3,740,000	3,692,404

		71,337,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Paper & Forest Products-0.23%
Georgia-Pacific LLC, 7.75%, 11/15/2029	$1,686,000	$1,916,676

Passenger Airlines-0.17%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	1,593,000	1,449,749

Personal Care Products-0.53%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029(b)	2,191,000	1,917,591
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029(b)	2,895,000	2,523,237

		4,440,828

Pharmaceuticals-3.26%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	3,409,000	3,294,857
Eli Lilly and Co.
4.50%, 02/09/2029(b)	3,410,000	3,391,773
3.38%, 03/15/2029	3,138,000	2,958,544
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029(b)	3,362,000	3,160,706
Haleon US Capital LLC, 3.38%, 03/24/2029(b)	3,400,000	3,143,860
Merck & Co., Inc., 3.40%, 03/07/2029(b) .	5,948,000	5,587,309
Pfizer, Inc., 3.45%, 03/15/2029(b)	5,965,000	5,610,592

		27,147,641

Professional Services-0.27%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	2,519,000	2,224,687

Residential REITs-0.83%
Camden Property Trust, 3.15%, 07/01/2029	2,019,000	1,838,358
ERP Operating L.P., 3.00%, 07/01/2029 .	2,023,000	1,835,086
Essex Portfolio L.P., 4.00%, 03/01/2029.	1,670,000	1,580,353
Sun Communities Operating L.P., 5.50%, 01/15/2029	1,670,000	1,654,857

		6,908,654

Retail REITs-0.85%
Realty Income Corp.
3.25%, 06/15/2029(b)	1,688,000	1,545,448
3.10%, 12/15/2029	1,995,000	1,795,572
Simon Property Group L.P., 2.45%, 09/13/2029	4,270,000	3,726,660

		7,067,680

Semiconductors & Semiconductor Equipment-3.64%
Intel Corp.
4.00%, 08/05/2029(b)	2,901,000	2,775,628
2.45%, 11/15/2029(b)	6,811,000	5,971,658
KLA Corp., 4.10%, 03/15/2029(b)	2,686,000	2,609,224
Lam Research Corp., 4.00%, 03/15/2029(b)	3,360,000	3,245,187
Marvell Technology, Inc., 5.75%, 02/15/2029	1,700,000	1,733,157
Micron Technology, Inc.
5.33%, 02/06/2029(b)	2,353,000	2,357,581
6.75%, 11/01/2029(b)	4,243,000	4,505,443
Qorvo, Inc., 4.38%, 10/15/2029(b)	2,901,000	2,701,275

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.
4.60%, 02/08/2029	$2,200,000	$2,188,640
2.25%, 09/04/2029(b)	2,520,000	2,225,597

		30,313,390

Software-1.07%
Oracle Corp., 6.15%, 11/09/2029(b)	4,245,000	4,440,249
Roper Technologies, Inc., 2.95%, 09/15/2029	2,343,000	2,099,216
Workday, Inc., 3.70%, 04/01/2029	2,514,000	2,352,009

		8,891,474

Specialized REITs-2.36%
American Tower Corp.
3.95%, 03/15/2029	2,040,000	1,916,119
3.80%, 08/15/2029	5,613,000	5,199,019
Crown Castle, Inc.
4.30%, 02/15/2029(b)	2,010,000	1,910,462
5.60%, 06/01/2029(b)	2,530,000	2,546,476
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	2,517,000	2,444,172
Public Storage Operating Co.
5.13%, 01/15/2029(b)	1,707,000	1,724,856
3.39%, 05/01/2029	1,670,000	1,557,980
Weyerhaeuser Co., 4.00%, 11/15/2029(b)	2,524,000	2,371,676

		19,670,760

Specialty Retail-2.44%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	5,945,000	5,961,947
Home Depot, Inc. (The)
4.90%, 04/15/2029	2,550,000	2,561,067
2.95%, 06/15/2029(b)	5,960,000	5,444,182
Lowe’s Cos., Inc., 3.65%, 04/05/2029(b) .	5,055,000	4,767,365
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	1,674,000	1,590,094

		20,324,655

Technology Hardware, Storage & Peripherals-1.78%
Apple, Inc.
3.25%, 08/08/2029(b)	3,412,000	3,191,675
2.20%, 09/11/2029(b)	5,961,000	5,272,208
HP, Inc., 4.00%, 04/15/2029(b)	3,424,000	3,263,795
IBM International Capital Pte. Ltd., 4.60%, 02/05/2029	1,700,000	1,667,683
Western Digital Corp., 2.85%, 02/01/2029	1,705,000	1,437,984

		14,833,345

Tobacco-2.17%
Altria Group, Inc., 4.80%, 02/14/2029(b)	6,495,000	6,381,051
B.A.T Capital Corp. (United Kingdom), 3.46%, 09/06/2029	1,673,000	1,514,695
B.A.T. International Finance PLC (United Kingdom), 5.93%, 02/02/2029(b)	3,400,000	3,474,363
Philip Morris International, Inc.
3.38%, 08/15/2029(b)	2,567,000	2,358,748
5.63%, 11/17/2029(b)	4,243,000	4,346,689

		18,075,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Trading Companies & Distributors-0.41%
Air Lease Corp., 5.10%, 03/01/2029(b)	$1,800,000	$1,773,083
GATX Corp., 4.70%, 04/01/2029	1,696,000	1,659,274

		3,432,357

Water Utilities-0.21%
American Water Capital Corp., 3.45%, 06/01/2029	1,850,000	1,721,341

Wireless Telecommunication Services-2.32%
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029	4,270,000	4,233,609
T-Mobile USA, Inc.
4.85%, 01/15/2029(b)	3,410,000	3,367,893
2.63%, 02/15/2029	3,359,000	2,980,942
2.40%, 03/15/2029	1,686,000	1,485,887
3.38%, 04/15/2029	7,917,000	7,266,320

		19,334,651

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.91% (Cost $841,502,310)		824,131,471

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.45%
Invesco Private Government Fund, 5.29%(c)(d)(e)	54,887,171	$54,887,171
Invesco Private Prime Fund, 5.49%(c)(d)(e)	140,408,286	140,478,490

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,381,612)		195,365,661

TOTAL INVESTMENTS IN SECURITIES-122.36% (Cost $1,036,883,922)		1,019,497,132
OTHER ASSETS LESS LIABILITIES-(22.36)%		(186,309,762)

NET ASSETS-100.00%		$833,187,370

Investment Abbreviations:

BDC -Business Development Company

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$133,085	$10,983,223	$(11,116,308)	$-	$-	$-	$26,362

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	15,281,535	88,829,824	(49,224,188)	-	-	54,887,171	740,125	*

Invesco Private Prime Fund	39,295,374	215,397,501	(114,232,665)	(17,079)	35,359	140,478,490	1,975,642	*

Total	$54,709,994	$315,210,548	$(174,573,161)	$(17,079)	$35,359	$195,365,661	$2,742,129

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	17.38

Health Care	13.21

Energy	8.94

Information Technology	8.86

Communication Services	8.82

Consumer Discretionary	8.48

Consumer Staples	8.39

Utilities	7.90

Industrials	7.51

Real Estate	5.96

Materials	3.46

Money Market Funds Plus Other Assets Less Liabilities	1.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-2.75%
Boeing Co. (The), 5.15%, 05/01/2030	$13,169,000	$12,959,656
RTX Corp., 2.25%, 07/01/2030	2,926,000	2,478,029
Textron, Inc., 3.00%, 06/01/2030	1,909,000	1,675,629

		17,113,314

Automobile Components-0.30%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	2,191,000	1,886,569

Automobiles-3.11%
American Honda Finance Corp.
4.60%, 04/17/2030(b)	2,045,000	2,004,485
5.85%, 10/04/2030(b)	1,460,000	1,519,518
Ford Motor Credit Co. LLC
7.35%, 03/06/2030	3,370,000	3,574,553
7.20%, 06/10/2030	2,490,000	2,624,487
4.00%, 11/13/2030	4,830,000	4,273,175
Toyota Motor Credit Corp.
4.55%, 05/17/2030(b)	2,050,000	2,012,089
5.55%, 11/20/2030(b)	3,220,000	3,326,532

		19,334,839

Banks-6.30%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	2,910,000	2,611,806
Bank of Nova Scotia (The) (Canada), 4.85%, 02/01/2030(b)	3,635,000	3,588,582
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	2,158,000	1,868,484
Huntington National Bank (The), 5.65%, 01/10/2030(b)	2,634,000	2,626,700
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030(b)	3,364,000	2,915,163
2.05%, 07/17/2030(b)	3,659,000	3,039,300
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 01/13/2030(b)	3,885,000	3,986,682
2.75%, 01/15/2030	3,657,000	3,200,569
2.13%, 07/08/2030(b)	4,390,000	3,657,184
5.85%, 07/13/2030(b)	1,900,000	1,958,339
2.14%, 09/23/2030	2,490,000	2,048,012
Truist Bank, 2.25%, 03/11/2030	3,655,000	3,005,887
Truist Financial Corp., 1.95%, 06/05/2030(b)	2,188,000	1,792,102
U.S. Bancorp, 1.38%, 07/22/2030(b)	3,658,000	2,898,217

		39,197,027

Beverages-1.95%
Coca-Cola Co. (The), 1.65%, 06/01/2030	4,393,000	3,675,637
Constellation Brands, Inc., 2.88%, 05/01/2030	1,760,000	1,546,615
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030(b)	2,930,000	2,472,100
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	2,190,000	1,979,816
PepsiCo, Inc., 1.63%, 05/01/2030	2,930,000	2,438,808

		12,112,976

	Principal Amount	Value
Biotechnology-3.27%
Amgen, Inc.
2.45%, 02/21/2030	$3,655,000	$3,177,887
5.25%, 03/02/2030	8,050,000	8,113,795
Biogen, Inc., 2.25%, 05/01/2030	4,394,000	3,678,819
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	2,930,000	2,393,414
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030(b)	3,661,000	2,962,417

		20,326,332

Broadline Retail-1.17%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	5,855,000	4,844,091
eBay, Inc., 2.70%, 03/11/2030(b)	2,775,000	2,426,184

		7,270,275

Building Products-0.24%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	1,832,000	1,497,923

Capital Markets-2.22%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	2,190,000	2,077,301
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	1,480,000	1,201,503
CI Financial Corp. (Canada), 3.20%, 12/17/2030	2,709,000	2,161,179
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	2,490,000	2,011,871
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	2,930,000	2,479,008
Northern Trust Corp., 1.95%, 05/01/2030(b)	2,926,000	2,475,691
S&P Global, Inc., 1.25%, 08/15/2030(b)	1,741,000	1,390,876

		13,797,429

Chemicals-2.25%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030(b)	2,638,000	2,245,604
Celanese US Holdings LLC, 6.55%, 11/15/2030(b)	2,926,000	3,044,152
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	2,419,000	2,021,191
EIDP, Inc., 2.30%, 07/15/2030(b)	1,460,000	1,249,727
Linde, Inc., 1.10%, 08/10/2030(b)	2,050,000	1,642,712
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	1,460,000	1,216,668
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	1,467,000	1,299,945
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	1,460,000	1,240,368

		13,960,367

Commercial Services & Supplies-0.59%
Republic Services, Inc., 2.30%, 03/01/2030	1,730,000	1,487,279
Waste Management, Inc., 4.63%, 02/15/2030	2,193,000	2,158,408

		3,645,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Communications Equipment-0.35%
Motorola Solutions, Inc., 2.30%, 11/15/2030	$2,630,000	$2,168,914

Construction & Engineering-0.41%
Quanta Services, Inc., 2.90%, 10/01/2030	2,910,000	2,523,786

Construction Materials-0.52%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	1,400,000	1,214,543
Vulcan Materials Co., 3.50%, 06/01/2030(b)	2,216,000	2,019,646

		3,234,189

Consumer Finance-0.94%
General Motors Financial Co., Inc.
5.85%, 04/06/2030(b)	2,930,000	2,970,819
3.60%, 06/21/2030(b)	3,223,000	2,884,637

		5,855,456

Consumer Staples Distribution & Retail-1.32%
Costco Wholesale Corp., 1.60%, 04/20/2030	5,118,000	4,265,792
Kroger Co. (The), 2.20%, 05/01/2030(b)	1,467,000	1,236,623
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030(b)	1,462,000	1,263,345
Walmart, Inc., 4.00%, 04/15/2030	1,480,000	1,435,399

		8,201,159

Containers & Packaging-0.65%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	1,480,000	1,263,679
Avery Dennison Corp., 2.65%, 04/30/2030	1,384,000	1,202,480
Sonoco Products Co., 3.13%, 05/01/2030	1,755,000	1,560,518

		4,026,677

Distributors-0.19%
Genuine Parts Co., 1.88%, 11/01/2030	1,466,000	1,181,163

Diversified Consumer Services-0.52%
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	2,200,000	1,965,905
Yale University, Series 2020, 1.48%, 04/15/2030(b)	1,495,000	1,253,493

		3,219,398

Diversified REITs-0.45%
VICI Properties L.P., 4.95%, 02/15/2030(b)	2,930,000	2,791,695

Diversified Telecommunication Services-0.81%
Verizon Communications, Inc.
1.50%, 09/18/2030(b)	2,933,000	2,355,739
1.68%, 10/30/2030	3,353,000	2,703,994

		5,059,733

Electric Utilities-5.55%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	1,760,000	1,458,053
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	1,756,000	1,413,153
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	3,220,000	2,975,990
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	1,460,000	1,277,652
Duke Energy Corp., 2.45%, 06/01/2030(b)	2,486,000	2,127,559

	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Florida LLC, 1.75%, 06/15/2030	$1,465,000	$1,209,963
Entergy Corp., 2.80%, 06/15/2030	1,760,000	1,523,667
Eversource Energy, Series R, 1.65%, 08/15/2030	1,753,000	1,396,863
FirstEnergy Corp., 2.65%, 03/01/2030(b)	1,754,000	1,501,203
Florida Power & Light Co., 4.63%, 05/15/2030	1,457,000	1,435,462
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/2030	1,754,000	1,741,083
2.25%, 06/01/2030	5,857,000	4,928,427
Pacific Gas and Electric Co., 4.55%, 07/01/2030	9,075,000	8,525,598
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030(b)	1,173,173	1,118,268
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	2,337,000	1,904,238

		34,537,179

Electrical Equipment-0.39%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	1,465,000	1,201,480
Emerson Electric Co., 1.95%, 10/15/2030	1,460,000	1,225,847

		2,427,327

Electronic Equipment, Instruments & Components-0.40%
Jabil, Inc., 3.60%, 01/15/2030(b)	1,464,000	1,319,588
Teledyne FLIR LLC, 2.50%, 08/01/2030	1,393,000	1,176,479

		2,496,067

Energy Equipment & Services-1.15%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	1,468,000	1,427,856
Halliburton Co., 2.92%, 03/01/2030(b)	2,910,000	2,586,399
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	3,603,000	3,168,425

		7,182,680

Financial Services-1.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030(b)	2,500,000	2,584,605
Block Financial LLC, 3.88%, 08/15/2030(b)	1,904,000	1,717,707
Fiserv, Inc., 2.65%, 06/01/2030	2,930,000	2,525,890
Global Payments, Inc., 2.90%, 05/15/2030(b)	2,930,000	2,526,780
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	2,930,000	2,495,127

		11,850,109

Food Products-2.64%
Campbell Soup Co., 2.38%, 04/24/2030	1,482,000	1,258,411
Hormel Foods Corp., 1.80%, 06/11/2030(b)	2,930,000	2,431,247
Ingredion, Inc., 2.90%, 06/01/2030	1,656,000	1,453,895
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030	3,643,000	3,552,897
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	1,460,000	1,253,771
Kellanova, 2.10%, 06/01/2030	1,462,000	1,232,879
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	2,164,000	2,020,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Food Products-(continued)
McCormick & Co., Inc., 2.50%, 04/15/2030(b)	$1,467,000	$1,257,780
Mondelez International, Inc., 2.75%, 04/13/2030	2,198,000	1,943,813

		16,405,598

Gas Utilities-0.46%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	1,467,000	1,192,861
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	1,905,000	1,655,501

		2,848,362

Ground Transportation-0.48%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	1,452,000	1,225,132
Norfolk Southern Corp., 5.05%, 08/01/2030	1,760,000	1,759,520

		2,984,652

Health Care Equipment & Supplies-2.75%
Abbott Laboratories, 1.40%, 06/30/2030(b)	1,910,000	1,576,321
Becton, Dickinson and Co., 2.82%, 05/20/2030(b)	2,189,000	1,923,284
Boston Scientific Corp., 2.65%, 06/01/2030.	3,498,000	3,059,032
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	2,172,000	1,891,530
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030(b)	3,645,000	3,770,024
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030(b)	2,927,000	2,398,102
Stryker Corp., 1.95%, 06/15/2030(b)	2,930,000	2,452,899

		17,071,192

Health Care Providers & Services-6.03%
Cencora, Inc., 2.80%, 05/15/2030	1,465,000	1,286,819
Centene Corp.
3.38%, 02/15/2030	5,796,000	5,117,998
3.00%, 10/15/2030	6,440,000	5,507,198
Cigna Group (The), 2.40%, 03/15/2030	4,320,000	3,706,210
CommonSpirit Health, 2.78%, 10/01/2030	1,613,000	1,381,914
CVS Health Corp.
5.13%, 02/21/2030(b)	4,390,000	4,365,192
1.75%, 08/21/2030	3,663,000	2,976,831
Elevance Health, Inc., 2.25%, 05/15/2030	3,218,000	2,733,492
Sutter Health, Series 20-A, 2.29%, 08/15/2030	2,015,000	1,720,995
UnitedHealth Group, Inc.
5.30%, 02/15/2030(b)	3,660,000	3,731,806
2.00%, 05/15/2030	3,660,000	3,080,299
Universal Health Services, Inc., 2.65%, 10/15/2030	2,250,000	1,879,583

		37,488,337

Hotel & Resort REITs-0.31%
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	2,200,000	1,941,629

Hotels, Restaurants & Leisure-2.26%
Booking Holdings, Inc., 4.63%, 04/13/2030(b)	4,390,000	4,315,248

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	$2,928,000	$2,837,831
McDonald’s Corp., 2.13%, 03/01/2030(b)	2,195,000	1,879,371
Starbucks Corp.
2.25%, 03/12/2030	2,172,000	1,858,304
2.55%, 11/15/2030	3,663,000	3,148,211

		14,038,965

Household Durables-0.59%
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	1,460,000	1,332,028
NVR, Inc., 3.00%, 05/15/2030	2,630,000	2,318,292

		3,650,320

Household Products-0.67%
Clorox Co. (The), 1.80%, 05/15/2030(b)	1,457,000	1,203,816
Procter & Gamble Co. (The), 1.20%, 10/29/2030	3,657,000	2,945,721

		4,149,537

Industrial Conglomerates-0.40%
Honeywell International, Inc., 1.95%, 06/01/2030	2,924,000	2,473,559

Industrial REITs-0.28%
Prologis L.P., 1.25%, 10/15/2030	2,194,000	1,742,960

Insurance-3.72%
Alleghany Corp., 3.63%, 05/15/2030	1,490,000	1,387,011
Allstate Corp. (The), 1.45%, 12/15/2030	1,759,000	1,390,176
Aon Corp., 2.80%, 05/15/2030	2,930,000	2,549,136
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	1,468,000	1,249,424
1.45%, 10/15/2030(b)	2,190,000	1,787,828
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	1,800,000	1,792,856
CNA Financial Corp., 2.05%, 08/15/2030	1,465,000	1,212,600
Fidelity National Financial, Inc., 3.40%, 06/15/2030	1,904,000	1,681,744
Loews Corp., 3.20%, 05/15/2030	1,487,000	1,343,809
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030(b)	2,190,000	1,850,426
Principal Financial Group, Inc., 2.13%, 06/15/2030	1,756,000	1,461,777
Prudential Financial, Inc., 2.10%, 03/10/2030	1,502,000	1,286,266
Prudential Funding (Asia) PLC (Hong Kong), 3.13%, 04/14/2030(b)	2,925,000	2,609,167
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	1,752,000	1,547,898

		23,150,118

Interactive Media & Services-1.33%
Alphabet, Inc., 1.10%, 08/15/2030(b)	6,600,000	5,345,877
Meta Platforms, Inc., 4.80%, 05/15/2030	2,930,000	2,930,115

		8,275,992

IT Services-0.53%
International Business Machines Corp., 1.95%, 05/15/2030	3,950,000	3,308,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Life Sciences Tools & Services-0.55%
Agilent Technologies, Inc., 2.10%, 06/04/2030	$1,462,000	$1,226,161
Thermo Fisher Scientific, Inc., 4.98%, 08/10/2030	2,191,000	2,193,149

		3,419,310

Machinery-2.05%
Cummins, Inc., 1.50%, 09/01/2030(b)	2,523,000	2,040,280
Flowserve Corp., 3.50%, 10/01/2030(b)	1,465,000	1,288,722
IDEX Corp., 3.00%, 05/01/2030	1,480,000	1,292,453
John Deere Capital Corp.
2.45%, 01/09/2030	1,606,000	1,410,692
4.70%, 06/10/2030(b)	2,930,000	2,908,207
Otis Worldwide Corp., 2.57%, 02/15/2030	4,350,000	3,797,023

		12,737,377

Media-0.64%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	2,930,000	2,576,580
Omnicom Group, Inc., 2.45%, 04/30/2030	1,660,000	1,418,634

		3,995,214

Metals & Mining-1.48%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	1,318,000	1,232,861
4.63%, 08/01/2030	1,705,000	1,626,723
Newmont Corp., 2.25%, 10/01/2030(b)	2,926,000	2,448,727
Nucor Corp., 2.70%, 06/01/2030(b)	1,466,000	1,294,077
Reliance, Inc., 2.15%, 08/15/2030	1,464,000	1,215,845
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	1,493,000	1,362,066

		9,180,299

Multi-Utilities-0.64%
NiSource, Inc., 3.60%, 05/01/2030	2,930,000	2,683,286
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030(b)	1,611,000	1,295,958

		3,979,244

Oil, Gas & Consumable Fuels-9.71%
BP Capital Markets America, Inc., 1.75%, 08/10/2030(b)	2,923,000	2,410,019
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030(b)	1,440,000	1,251,801
Chevron Corp., 2.24%, 05/11/2030(b)	4,400,000	3,807,927
Devon Energy Corp., 4.50%, 01/15/2030	1,667,000	1,592,153
Enbridge, Inc. (Canada), 6.20%, 11/15/2030	2,173,000	2,279,553
Energy Transfer L.P., 6.40%, 12/01/2030	2,910,000	3,055,779
Enterprise Products Operating LLC, 2.80%, 01/31/2030	3,654,000	3,246,262
EOG Resources, Inc., 4.38%, 04/15/2030(b)	2,173,000	2,110,230
Equinor ASA (Norway), 2.38%, 05/22/2030	2,190,000	1,902,848
Exxon Mobil Corp., 2.61%, 10/15/2030	5,905,000	5,181,749
MPLX L.P., 2.65%, 08/15/2030	4,341,000	3,697,428
Occidental Petroleum Corp.
8.88%, 07/15/2030	2,890,000	3,336,162
6.63%, 09/01/2030(b)	4,400,000	4,634,168

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ONEOK, Inc.
3.10%, 03/15/2030	$2,275,000	$2,019,594
3.25%, 06/01/2030	1,460,000	1,308,293
5.80%, 11/01/2030	1,460,000	1,494,673
Phillips 66, 2.15%, 12/15/2030	2,487,000	2,067,058
Pioneer Natural Resources Co., 1.90%, 08/15/2030	3,400,000	2,833,746
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	2,147,000	1,957,625
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030(b)	2,749,000	2,725,070
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030(b)	2,045,000	1,840,645
Western Midstream Operating L.P., 4.05%, 02/01/2030(b)	3,195,000	2,956,620
Williams Cos., Inc. (The), 3.50%, 11/15/2030	2,930,000	2,645,554

		60,354,957

Personal Care Products-0.94%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030(b)	2,045,000	1,789,418
Kenvue, Inc., 5.00%, 03/22/2030(b)	2,850,000	2,859,651
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	1,468,000	1,186,873

		5,835,942

Pharmaceuticals-5.41%
AstraZeneca Finance LLC (United Kingdom), 4.90%, 03/03/2030(b)	1,900,000	1,904,322
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	3,800,000	3,080,348
Bristol-Myers Squibb Co., 1.45%, 11/13/2030(b)	3,655,000	2,933,507
Johnson & Johnson, 1.30%, 09/01/2030(b)	5,122,000	4,194,892
Merck & Co., Inc.
4.30%, 05/17/2030	2,190,000	2,132,866
1.45%, 06/24/2030	3,663,000	2,995,835
Pfizer, Inc., 1.70%, 05/28/2030(b)	2,928,000	2,440,207
Royalty Pharma PLC, 2.20%, 09/02/2030(b)	2,915,000	2,400,720
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	7,315,000	6,158,903
Viatris, Inc., 2.70%, 06/22/2030	4,240,000	3,572,581
Zoetis, Inc., 2.00%, 05/15/2030	2,198,000	1,845,511

		33,659,692

Professional Services-0.64%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	2,930,000	2,377,449
Equifax, Inc., 3.10%, 05/15/2030	1,801,000	1,589,684

		3,967,133

Residential REITs-0.31%
Camden Property Trust, 2.80%, 05/15/2030	2,200,000	1,935,310

Retail REITs-1.39%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,339,000	2,153,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Retail REITs-(continued)
Kimco Realty OP LLC, 2.70%, 10/01/2030(b)	$1,436,000	$1,222,244
Realty Income Corp., 4.85%, 03/15/2030	1,800,000	1,765,377
Regency Centers L.P., 3.70%, 06/15/2030	1,760,000	1,605,522
Simon Property Group L.P., 2.65%, 07/15/2030	2,189,000	1,900,928

		8,647,630

Semiconductors & Semiconductor Equipment-2.28%
Applied Materials, Inc., 1.75%, 06/01/2030 .	2,200,000	1,835,855
Intel Corp., 5.13%, 02/10/2030(b)	3,705,000	3,736,555
Lam Research Corp., 1.90%, 06/15/2030	2,196,000	1,842,969
QUALCOMM, Inc., 2.15%, 05/20/2030(b)	3,508,000	3,005,945
Texas Instruments, Inc., 1.75%, 05/04/2030	2,190,000	1,834,381
Xilinx, Inc., 2.38%, 06/01/2030	2,193,000	1,899,912

		14,155,617

Software-1.31%
Autodesk, Inc., 2.85%, 01/15/2030	1,460,000	1,297,400
Intuit, Inc., 1.65%, 07/15/2030	1,459,000	1,197,348
Oracle Corp., 4.65%, 05/06/2030(b)	2,200,000	2,145,440
ServiceNow, Inc., 1.40%, 09/01/2030	4,390,000	3,522,996

		8,163,184

Specialized REITs-0.91%
American Tower Corp.
2.90%, 01/15/2030	2,185,000	1,916,278
2.10%, 06/15/2030	2,242,000	1,846,195
1.88%, 10/15/2030	2,342,000	1,883,241

		5,645,714

Specialty Retail-1.90%
AutoNation, Inc., 4.75%, 06/01/2030	1,468,000	1,397,251
Best Buy Co., Inc., 1.95%, 10/01/2030	1,871,000	1,539,216
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,199,000	2,302,743
Leidos, Inc., 4.38%, 05/15/2030	2,200,000	2,071,715
Lowe’s Cos., Inc., 1.70%, 10/15/2030(b)	3,663,000	2,975,879
Tractor Supply Co., 1.75%, 11/01/2030	1,904,000	1,532,391

		11,819,195

Technology Hardware, Storage & Peripherals-1.68%
Apple, Inc.
4.15%, 05/10/2030(b)	1,466,000	1,440,023
1.65%, 05/11/2030	5,120,000	4,285,514
1.25%, 08/20/2030(b)	3,655,000	2,961,353
NetApp, Inc., 2.70%, 06/22/2030	2,060,000	1,769,473

		10,456,363

Textiles, Apparel & Luxury Goods-1.10%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	2,191,000	1,950,028
Tapestry, Inc., 7.70%, 11/27/2030(b)	2,930,000	3,109,488
VF Corp., 2.95%, 04/23/2030(b)	2,195,000	1,810,880

		6,870,396

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Tobacco-2.75%
Altria Group, Inc., 3.40%, 05/06/2030	$2,197,000	$1,978,555
B.A.T Capital Corp. (United Kingdom), 6.34%, 08/02/2030	2,928,000	3,025,398
Philip Morris International, Inc.
5.13%, 02/15/2030	6,440,000	6,412,273
2.10%, 05/01/2030	2,197,000	1,854,712
5.50%, 09/07/2030	2,046,000	2,066,397
1.75%, 11/01/2030	2,194,000	1,774,063

		17,111,398

Trading Companies & Distributors-0.79%
Air Lease Corp.
3.00%, 02/01/2030	1,900,000	1,655,768
3.13%, 12/01/2030	2,190,000	1,888,650
GATX Corp., 4.00%, 06/30/2030	1,460,000	1,353,120

		4,897,538

Water Utilities-0.41%
American Water Capital Corp., 2.80%, 05/01/2030	1,465,000	1,286,557
Essential Utilities, Inc., 2.70%, 04/15/2030	1,500,000	1,291,850

		2,578,407

Total U.S. Dollar Denominated Bonds & Notes (Cost $626,554,428)		615,837,564

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $169,285)	169,285	169,285

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $626,723,713)		616,006,849

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-16.61%
Invesco Private Government Fund, 5.29%(c)(d)(e)	28,704,127	28,704,127
Invesco Private Prime Fund, 5.49%(c)(d)(e)	74,503,891	74,541,143

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $103,256,996)		103,245,270

TOTAL INVESTMENTS IN SECURITIES-115.69% (Cost $729,980,709)		719,252,119
OTHER ASSETS LESS LIABILITIES-(15.69)%		(97,520,107)

NET ASSETS-100.00%		$621,732,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$42,585	$8,561,806	$(8,435,106)	$-	$-	$169,285	$23,156

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	12,326,202	70,397,898	(54,019,973)	-	-	28,704,127	485,596	*

Invesco Private Prime Fund	31,695,872	150,539,650	(107,708,621)	(12,387)	26,629	74,541,143	1,290,879	*

Total	$44,064,659	$229,499,354	$(170,163,700)	$(12,387)	$26,629	$103,414,555	$1,799,631

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Health Care	18.01

Financials	15.10

Consumer Discretionary	11.14

Energy	10.86

Consumer Staples	10.26

Industrials	8.73

Utilities	7.07

Information Technology	6.55

Materials	4.89

Real Estate	3.65

Communication Services	2.79

Money Market Funds Plus Other Assets Less Liabilities	0.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.23%
Boeing Co. (The), 3.63%, 02/01/2031	$2,805,000	$2,513,189
General Dynamics Corp., 2.25%, 06/01/2031	980,000	823,935
L3Harris Technologies, Inc., 1.80%, 01/15/2031	1,281,000	1,031,530
RTX Corp.
6.00%, 03/15/2031	2,010,000	2,094,348
1.90%, 09/01/2031	1,980,000	1,579,877
Textron, Inc., 2.45%, 03/15/2031	981,000	819,750

		8,862,629

Air Freight & Logistics-0.43%
FedEx Corp., 2.40%, 05/15/2031(b)	2,031,000	1,697,327

Automobiles-3.30%
American Honda Finance Corp., 1.80%, 01/13/2031	1,110,000	911,765
Ford Motor Co., 7.45%, 07/16/2031	2,145,000	2,313,807
Ford Motor Credit Co. LLC
6.05%, 03/05/2031	2,000,000	1,992,220
3.63%, 06/17/2031	2,010,000	1,714,516
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	3,000,000	3,648,056
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	983,000	848,794
Toyota Motor Credit Corp.
1.65%, 01/10/2031	1,083,000	879,214
1.90%, 09/12/2031	990,000	804,934

		13,113,306

Banks-1.62%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	1,960,000	1,593,280
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	3,012,000	2,467,109
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	985,000	782,850
2.22%, 09/17/2031	1,960,000	1,592,032

		6,435,271

Beverages-2.66%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031(b)	1,499,000	1,507,859
Coca-Cola Co. (The)
2.00%, 03/05/2031(b)	1,510,000	1,263,762
1.38%, 03/15/2031	2,605,000	2,086,768
Constellation Brands, Inc., 2.25%, 08/01/2031	2,003,000	1,635,377
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	980,000	814,930
PepsiCo, Inc.
1.40%, 02/25/2031	1,510,000	1,207,748
1.95%, 10/21/2031	2,515,000	2,062,921

		10,579,365

Biotechnology-0.53%
Amgen, Inc., 2.30%, 02/25/2031	2,505,000	2,096,993

Broadline Retail-1.79%
Amazon.com, Inc., 2.10%, 05/12/2031	6,021,000	5,060,650

	Principal Amount	Value
Broadline Retail-(continued)
eBay, Inc., 2.60%, 05/10/2031(b)	$1,480,000	$1,255,818
Kohl’s Corp., 4.63%, 05/01/2031	1,010,000	796,577

		7,113,045

Building Products-0.77%
Carrier Global Corp., 2.70%, 02/15/2031	1,510,000	1,289,731
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	988,000	793,374
Masco Corp., 2.00%, 02/15/2031	1,187,000	964,674

		3,047,779

Capital Markets-4.01%
Ares Capital Corp., 3.20%, 11/15/2031	1,385,000	1,128,313
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	990,000	797,549
1.80%, 07/28/2031	975,000	786,273
BlackRock, Inc., 1.90%, 01/28/2031	2,505,000	2,072,957
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	976,000	820,845
Charles Schwab Corp. (The)
1.65%, 03/11/2031	1,500,000	1,190,595
2.30%, 05/13/2031	1,480,000	1,226,867
1.95%, 12/01/2031	1,670,000	1,327,174
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	1,971,000	1,613,323
Moody’s Corp., 2.00%, 08/19/2031(b)	1,190,000	961,860
Nasdaq, Inc., 1.65%, 01/15/2031	1,270,000	1,011,834
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	1,980,000	1,629,353
State Street Corp., 2.20%, 03/03/2031	1,685,000	1,395,625

		15,962,568

Chemicals-0.54%
Air Products and Chemicals, Inc., 4.75%, 02/08/2031	1,200,000	1,185,427
Ecolab, Inc., 1.30%, 01/30/2031	1,190,000	944,411

		2,129,838

Commercial Services & Supplies-0.67%
Republic Services, Inc., 1.45%, 02/15/2031	1,330,000	1,050,565
Waste Management, Inc., 1.50%, 03/15/2031	2,010,000	1,599,550

		2,650,115

Communications Equipment-0.36%
Motorola Solutions, Inc., 2.75%, 05/24/2031	1,706,000	1,425,039

Construction Materials-0.68%
Eagle Materials, Inc., 2.50%, 07/01/2031	1,480,000	1,230,965
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	1,775,000	1,477,859

		2,708,824

Consumer Finance-3.00%
Ally Financial, Inc.
8.00%, 11/01/2031	4,005,000	4,399,068
8.00%, 11/01/2031	976,000	1,063,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
2.35%, 01/08/2031	$2,010,000	$1,640,173
5.75%, 02/08/2031	2,000,000	1,995,108
2.70%, 06/10/2031	2,010,000	1,657,914
Synchrony Financial, 2.88%, 10/28/2031(b)	1,485,000	1,166,776

		11,922,251

Consumer Staples Distribution & Retail-1.36%
Dollar Tree, Inc., 2.65%, 12/01/2031	1,585,000	1,320,151
Kroger Co. (The), 1.70%, 01/15/2031	980,000	782,137
Walmart, Inc., 1.80%, 09/22/2031	4,030,000	3,306,363

		5,408,651

Containers & Packaging-0.34%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	1,580,000	1,335,539

Diversified REITs-0.85%
American Assets Trust L.P., 3.38%, 02/01/2031	988,000	797,204
COPT Defense Properties L.P., 2.75%, 04/15/2031	1,190,000	961,274
Physicians Realty L.P., 2.63%, 11/01/2031	968,000	788,706
W.P. Carey, Inc., 2.40%, 02/01/2031	990,000	815,793

		3,362,977

Diversified Telecommunication Services-5.27%
AT&T, Inc., 2.75%, 06/01/2031	6,015,000	5,128,013
Orange S.A. (France), 9.00%, 03/01/2031	4,930,000	5,961,592
Verizon Communications, Inc.
1.75%, 01/20/2031	4,508,000	3,616,665
2.55%, 03/21/2031	7,401,000	6,240,124

		20,946,394

Electric Utilities-5.56%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	990,000	837,370
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	1,205,000	1,004,547
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	990,000	784,493
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	1,771,000	1,492,031
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,080,000	925,923
Duke Energy Corp., 2.55%, 06/15/2031	2,031,000	1,694,228
Duke Energy Florida LLC, 2.40%, 12/15/2031	1,250,000	1,033,578
Duke Energy Progress LLC, 2.00%, 08/15/2031	1,286,000	1,040,375
Entergy Corp., 2.40%, 06/15/2031	1,270,000	1,046,849
Entergy Texas, Inc., 1.75%, 03/15/2031	1,176,000	942,958
FirstEnergy Corp., Series C, 7.38%, 11/15/2031	945,000	1,097,854
Pacific Gas and Electric Co., 2.50%, 02/01/2031	4,030,000	3,305,413
PacifiCorp, 5.30%, 02/15/2031	1,400,000	1,385,901
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	1,067,186	1,026,480
Progress Energy, Inc., 7.75%, 03/01/2031	1,305,000	1,476,714

	Principal Amount	Value
Electric Utilities-(continued)
Public Service Co. of Colorado, 1.88%, 06/15/2031	$1,510,000	$1,216,268
Virginia Electric & Power Co., 2.30%, 11/15/2031(b)	980,000	808,431
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	1,000,000	998,399

		22,117,812

Electrical Equipment-0.41%
Emerson Electric Co., 2.20%, 12/21/2031	1,972,000	1,637,104

Electronic Equipment, Instruments & Components-1.67%
Amphenol Corp., 2.20%, 09/15/2031	1,480,000	1,215,092
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	1,970,000	1,711,595
Jabil, Inc., 3.00%, 01/15/2031	1,190,000	1,017,013
Teledyne Technologies, Inc., 2.75%, 04/01/2031	2,022,000	1,717,088
Vontier Corp., 2.95%, 04/01/2031	1,207,000	994,137

		6,654,925

Energy Equipment & Services-0.23%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	1,080,000	898,754

Entertainment-1.40%
Electronic Arts, Inc., 1.85%, 02/15/2031	1,470,000	1,197,066
Walt Disney Co. (The), 2.65%, 01/13/2031	5,005,000	4,355,193

		5,552,259

Financial Services-2.02%
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	2,515,000	2,107,424
Global Payments, Inc., 2.90%, 11/15/2031	1,480,000	1,236,233
Mastercard, Inc.
1.90%, 03/15/2031	1,200,000	996,877
2.00%, 11/18/2031	1,525,000	1,253,695
ORIX Corp. (Japan), 2.25%, 03/09/2031(b)	980,000	822,379
Visa, Inc., 1.10%, 02/15/2031	2,024,000	1,599,893

		8,016,501

Food Products-2.05%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,980,000	1,684,915
Flowers Foods, Inc., 2.40%, 03/15/2031	1,005,000	840,797
General Mills, Inc., 2.25%, 10/14/2031(b)	1,010,000	829,090
Kellanova, Series B, 7.45%, 04/01/2031	1,262,000	1,413,526
McCormick & Co., Inc., 1.85%, 02/15/2031	989,000	795,378
Mondelez International, Inc., 1.50%, 02/04/2031	1,008,000	802,576
Pilgrim’s Pride Corp., 4.25%, 04/15/2031	1,980,000	1,771,360

		8,137,642

Gas Utilities-0.64%
Atmos Energy Corp., 1.50%, 01/15/2031	1,190,000	948,511
National Fuel Gas Co., 2.95%, 03/01/2031	978,000	817,745
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	979,000	784,682

		2,550,938

Ground Transportation-1.25%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	2,782,000	2,475,493

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Ground Transportation-(continued)
Norfolk Southern Corp., 2.30%, 05/15/2031	$980,000	$818,550
Union Pacific Corp., 2.38%, 05/20/2031	2,000,000	1,691,109

		4,985,152

Health Care Equipment & Supplies-1.26%
Baxter International, Inc., 1.73%, 04/01/2031	1,270,000	1,003,594
Becton, Dickinson and Co., 1.96%, 02/11/2031	1,980,000	1,611,987
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	1,335,000	1,134,275
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	1,480,000	1,241,772

		4,991,628

Health Care Providers & Services-6.04%
Cencora, Inc., 2.70%, 03/15/2031(b)	2,010,000	1,718,080
Centene Corp.
2.50%, 03/01/2031	4,410,000	3,616,004
2.63%, 08/01/2031	2,625,000	2,149,599
Cigna Group (The)
2.38%, 03/15/2031	3,040,000	2,538,961
5.13%, 05/15/2031	1,500,000	1,483,847
CVS Health Corp.
5.25%, 01/30/2031	1,500,000	1,498,877
1.88%, 02/28/2031	2,485,000	1,999,175
2.13%, 09/15/2031	2,010,000	1,622,573
Elevance Health, Inc., 2.55%, 03/15/2031	2,010,000	1,704,904
HCA, Inc., 2.38%, 07/15/2031	1,730,000	1,408,678
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	980,000	838,863
Quest Diagnostics, Inc., 2.80%, 06/30/2031	1,075,000	919,690
UnitedHealth Group, Inc., 2.30%, 05/15/2031	3,000,000	2,516,046

		24,015,297

Health Care REITs-1.96%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	1,581,000	1,240,251
Healthpeak OP LLC, 2.88%, 01/15/2031	1,170,000	996,637
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	1,385,000	1,167,245
Sabra Health Care L.P., 3.20%, 12/01/2031	1,610,000	1,306,512
Ventas Realty L.P., 2.50%, 09/01/2031	991,000	806,456
Welltower OP LLC
2.75%, 01/15/2031	1,190,000	1,016,475
2.80%, 06/01/2031	1,500,000	1,274,513

		7,808,089

Hotels, Restaurants & Leisure-0.95%
Expedia Group, Inc., 2.95%, 03/15/2031	1,010,000	865,371
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	2,220,000	1,896,080
Starbucks Corp., 4.90%, 02/15/2031(b)	1,010,000	998,278

		3,759,729

	Principal Amount	Value
Household Products-0.67%
Kimberly-Clark Corp., 2.00%, 11/02/2031(b)	$1,190,000	$980,756
Procter & Gamble Co. (The), 1.95%, 04/23/2031	1,980,000	1,667,312

		2,648,068

Independent Power and Renewable Electricity Producers-0.41%
AES Corp. (The), 2.45%, 01/15/2031	2,020,000	1,649,260

Industrial Conglomerates-0.61%
Honeywell International, Inc., 1.75%, 09/01/2031	3,040,000	2,445,921

Insurance-1.67%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	990,000	823,616
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	1,000,000	875,342
Brown & Brown, Inc., 2.38%, 03/15/2031	1,385,000	1,134,854
Fidelity National Financial, Inc., 2.45%, 03/15/2031	1,190,000	967,856
First American Financial Corp., 2.40%, 08/15/2031	1,280,000	1,004,684
Lincoln National Corp., 3.40%, 01/15/2031	980,000	858,171
Primerica, Inc., 2.80%, 11/19/2031	1,190,000	988,868

		6,653,391

IT Services-0.59%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	1,328,000	1,095,877
VeriSign, Inc., 2.70%, 06/15/2031	1,481,000	1,231,890

		2,327,767

Leisure Products-0.22%
Brunswick Corp., 2.40%, 08/18/2031	1,100,000	866,637

Life Sciences Tools & Services-1.26%
Agilent Technologies, Inc., 2.30%, 03/12/2031	1,731,000	1,445,971
Illumina, Inc., 2.55%, 03/23/2031	980,000	805,479
Revvity, Inc., 2.25%, 09/15/2031	970,000	789,508
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	2,425,000	1,982,167

		5,023,125

Machinery-1.11%
Caterpillar, Inc., 1.90%, 03/12/2031(b)	980,000	823,233
IDEX Corp., 2.63%, 06/15/2031	987,000	832,689
John Deere Capital Corp.
1.45%, 01/15/2031	1,169,000	944,942
2.00%, 06/17/2031	1,172,000	971,289
Xylem, Inc., 2.25%, 01/30/2031	998,000	838,874

		4,411,027

Media-3.08%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	3,210,000	2,595,519
Comcast Corp.
1.95%, 01/15/2031	3,012,000	2,475,667
1.50%, 02/15/2031	3,535,000	2,820,643
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	986,000	822,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Media-(continued)
Omnicom Group, Inc., 2.60%, 08/01/2031	$1,580,000	$1,326,307
Paramount Global, 4.95%, 01/15/2031	2,515,000	2,209,461

		12,250,385

Metals & Mining-0.22%
Steel Dynamics, Inc., 3.25%, 01/15/2031	990,000	878,374

Multi-Utilities-1.77%
Ameren Corp., 3.50%, 01/15/2031	1,585,000	1,427,906
CenterPoint Energy, Inc., 2.65%, 06/01/2031	990,000	830,668
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	1,735,000	1,405,682
DTE Electric Co., Series C, 2.63%, 03/01/2031	1,173,000	1,008,439
NiSource, Inc., 1.70%, 02/15/2031	1,480,000	1,176,588
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,484,000	1,208,890

		7,058,173

Office REITs-0.86%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	1,480,000	1,303,711
Boston Properties L.P., 3.25%, 01/30/2031	2,490,000	2,100,012

		3,403,723

Oil, Gas & Consumable Fuels-6.86%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	970,000	856,968
Burlington Resources LLC, 7.20%, 08/15/2031	860,000	970,999
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	3,010,000	2,686,826
Conoco Funding Co., 7.25%, 10/15/2031	796,000	904,491
Devon Energy Corp., 7.88%, 09/30/2031	1,330,000	1,511,494
Diamondback Energy, Inc., 3.13%, 03/24/2031	1,545,000	1,355,301
Hess Corp., 7.30%, 08/15/2031	1,275,000	1,434,926
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,510,000	1,225,662
7.80%, 08/01/2031	1,050,000	1,177,142
Occidental Petroleum Corp.
6.13%, 01/01/2031	2,315,000	2,376,243
7.50%, 05/01/2031	1,747,000	1,930,379
ONEOK, Inc., 6.35%, 01/15/2031	1,190,000	1,247,440
Ovintiv, Inc., 7.38%, 11/01/2031	979,000	1,067,477
Pioneer Natural Resources Co., 2.15%, 01/15/2031	1,969,000	1,648,229
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	2,001,000	1,897,690
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	2,010,000	1,648,322
Valero Energy Corp., 2.80%, 12/01/2031	910,000	769,157
Williams Cos., Inc. (The), 2.60%, 03/15/2031	3,039,000	2,563,441

		27,272,187

	Principal Amount	Value
Personal Care Products-0.59%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	$1,190,000	$976,733
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	1,680,000	1,353,922

		2,330,655

Pharmaceuticals-2.33%
AstraZeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	1,510,000	1,267,303
Bristol-Myers Squibb Co., 5.75%, 02/01/2031	2,010,000	2,096,125
Merck & Co., Inc., 2.15%, 12/10/2031	4,030,000	3,339,860
Pfizer, Inc., 1.75%, 08/18/2031	2,010,000	1,623,233
Royalty Pharma PLC, 2.15%, 09/02/2031(b)	1,180,000	942,272

		9,268,793

Professional Services-0.82%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	1,980,000	1,659,858
Equifax, Inc., 2.35%, 09/15/2031	1,965,000	1,604,845

		3,264,703

Real Estate Management & Development-0.20%
CBRE Services, Inc., 2.50%, 04/01/2031	990,000	815,276

Residential REITs-1.02%
AvalonBay Communities, Inc., 2.45%, 01/15/2031	1,205,000	1,029,319
ERP Operating L.P., 1.85%, 08/01/2031	991,000	797,340
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	1,300,000	1,016,117
Sun Communities Operating L.P., 2.70%, 07/15/2031	1,486,000	1,212,843

		4,055,619

Retail REITs-1.12%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	990,000	806,705
Kimco Realty OP LLC, 2.25%, 12/01/2031	1,013,000	806,879
Realty Income Corp., 3.25%, 01/15/2031	1,925,000	1,706,772
Simon Property Group L.P., 2.20%, 02/01/2031	1,388,000	1,139,577

		4,459,933

Semiconductors & Semiconductor Equipment-2.69%
Analog Devices, Inc., 2.10%, 10/01/2031	1,980,000	1,636,514
Intel Corp., 2.00%, 08/12/2031	2,536,000	2,060,531
Marvell Technology, Inc., 2.95%, 04/15/2031	1,520,000	1,303,468
Micron Technology, Inc., 5.30%, 01/15/2031	2,000,000	1,980,414
NVIDIA Corp., 2.00%, 06/15/2031	2,515,000	2,101,438
Skyworks Solutions, Inc., 3.00%, 06/01/2031	965,000	810,104
Texas Instruments, Inc., 1.90%, 09/15/2031	980,000	809,550

		10,702,019

Software-3.68%
Autodesk, Inc., 2.40%, 12/15/2031	2,002,000	1,663,515
Fortinet, Inc., 2.20%, 03/15/2031	990,000	819,885
Oracle Corp., 2.88%, 03/25/2031	6,510,000	5,616,602
Roper Technologies, Inc., 1.75%, 02/15/2031	1,980,000	1,584,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Software-(continued)
Salesforce, Inc., 1.95%, 07/15/2031	$3,040,000	$2,490,649
VMware LLC, 2.20%, 08/15/2031	3,040,000	2,453,339

		14,628,344

Specialized REITs-3.54%
American Tower Corp.
2.70%, 04/15/2031	1,387,000	1,164,818
2.30%, 09/15/2031	1,385,000	1,119,133
Crown Castle, Inc.
2.25%, 01/15/2031	2,220,000	1,815,394
2.10%, 04/01/2031	1,980,000	1,590,495
2.50%, 07/15/2031	1,510,000	1,237,789
Equinix, Inc., 2.50%, 05/15/2031	2,031,000	1,694,337
Extra Space Storage L.P.
5.90%, 01/15/2031	1,220,000	1,250,066
2.40%, 10/15/2031	1,190,000	961,891
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	1,420,000	1,253,944
Public Storage Operating Co.
2.30%, 05/01/2031	1,280,000	1,077,269
2.25%, 11/09/2031	1,080,000	890,941

		14,056,077

Specialty Retail-2.82%
AutoZone, Inc., 1.65%, 01/15/2031	1,190,000	947,552
Home Depot, Inc. (The)
1.38%, 03/15/2031	2,515,000	1,991,102
1.88%, 09/15/2031	2,010,000	1,629,052
Leidos, Inc., 2.30%, 02/15/2031	2,030,000	1,665,041
Lowe’s Cos., Inc., 2.63%, 04/01/2031	3,040,000	2,590,735
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	980,000	785,963
Ross Stores, Inc., 1.88%, 04/15/2031	985,000	800,783
TJX Cos., Inc. (The), 1.60%, 05/15/2031	980,000	791,311

		11,201,539

Technology Hardware, Storage & Peripherals-2.23%
Apple, Inc.
1.65%, 02/08/2031	5,500,000	4,527,887
1.70%, 08/05/2031	2,023,000	1,648,582
HP, Inc., 2.65%, 06/17/2031	2,025,000	1,694,495
IBM International Capital Pte. Ltd., 4.75%, 02/05/2031	1,010,000	983,876

		8,854,840

	Principal Amount	Value
Tobacco-1.13%
B.A.T Capital Corp. (United Kingdom), 2.73%, 03/25/2031	$2,485,000	$2,049,973
Philip Morris International, Inc., 5.13%, 02/13/2031	2,500,000	2,463,229

		4,513,202

Water Utilities-0.22%
American Water Capital Corp., 2.30%, 06/01/2031	1,076,000	892,366

Wireless Telecommunication Services-1.54%
T-Mobile USA, Inc.
2.88%, 02/15/2031	2,010,000	1,730,855
3.50%, 04/15/2031	4,931,000	4,405,004

		6,135,859

Total U.S. Dollar Denominated Bonds & Notes (Cost $397,354,151)		393,991,004

	Shares
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $111,706)	111,706	111,706

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.14% (Cost $397,465,857)		394,102,710

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.37%
Invesco Private Government Fund, 5.29%(c)(d)(e)	2,643,109	2,643,109
Invesco Private Prime Fund, 5.49%(c)(d)(e)	6,793,170	6,796,567

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,440,361)		9,439,676

TOTAL INVESTMENTS IN SECURITIES-101.51% (Cost $406,906,218)		403,542,386
OTHER ASSETS LESS LIABILITIES-(1.51)%		(6,017,965)

NET ASSETS-100.00%.		$397,524,421

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$42,663	$5,961,164	$(5,892,121)	$-	$-	$111,706	$11,702

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	932,243	13,770,098	(12,059,232)	-	-	2,643,109	53,155	*

Invesco Private Prime Fund	2,397,193	25,829,471	(21,433,035)	(737)	3,675	6,796,567	142,114	*

Total	$3,372,099	$45,560,733	$(39,384,388)	$(737)	$3,675	$9,551,382	$206,971

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	12.32

Health Care	11.42

Communication Services	11.29

Information Technology	11.22

Real Estate	9.55

Consumer Discretionary	9.07

Utilities	8.62

Consumer Staples	8.46

Industrials	8.30

Energy	7.09

Materials	1.77

Money Market Funds Plus Other Assets Less Liabilities	0.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.73%
Aerospace & Defense-0.80%
Lockheed Martin Corp., 3.90%, 06/15/2032	$1,510,000	$1,402,415
RTX Corp., 2.38%, 03/15/2032	1,890,000	1,540,114

		2,942,529

Automobiles-2.92%
Ford Motor Co.
3.25%, 02/12/2032	4,730,000	3,881,694
6.10%, 08/19/2032(b)	3,310,000	3,306,455
General Motors Co., 5.60%, 10/15/2032(b)	2,370,000	2,366,118
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	1,420,000	1,248,292

		10,802,559

Banks-4.32%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	1,610,000	1,322,382
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032(b)	1,890,000	1,690,162
Citigroup, Inc., 6.63%, 06/15/2032	1,890,000	2,013,091
Citizens Financial Group, Inc., 2.64%, 09/30/2032	1,180,000	897,327
KeyBank N.A., 4.90%, 08/08/2032	1,425,000	1,250,981
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	1,890,000	1,726,407
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	1,180,000	979,715
3.20%, 03/10/2032	2,840,000	2,478,074
4.46%, 06/08/2032	3,790,000	3,615,770

		15,973,909

Beverages-1.66%
Constellation Brands, Inc., 4.75%, 05/09/2032	1,330,000	1,287,088
Diageo Capital PLC (United Kingdom), 2.13%, 04/29/2032	1,420,000	1,150,042
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032(b)	1,610,000	1,496,123
PepsiCo, Inc., 3.90%, 07/18/2032	2,370,000	2,224,790

		6,158,043

Biotechnology-0.86%
Amgen, Inc.
2.00%, 01/15/2032	1,900,000	1,523,166
3.35%, 02/22/2032	1,890,000	1,673,100

		3,196,266

Broadline Retail-2.32%
Amazon.com, Inc.
3.60%, 04/13/2032	4,730,000	4,363,975
4.70%, 12/01/2032	4,260,000	4,239,598

		8,603,573

Building Products-0.22%
Carlisle Cos., Inc., 2.20%, 03/01/2032	1,040,000	823,963

Capital Markets-4.86%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	950,000	913,577
BlackRock, Inc., 2.10%, 02/25/2032	1,890,000	1,540,015

	Principal Amount	Value

Capital Markets-(continued)
Brookfield Finance I (UK) PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	$1,138,000	$913,820
Charles Schwab Corp. (The), 2.90%, 03/03/2032	1,890,000	1,603,996
CME Group, Inc., 2.65%, 03/15/2032	1,420,000	1,218,719
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	1,410,000	1,574,181
FactSet Research Systems, Inc., 3.45%, 03/01/2032	950,000	826,529
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	950,000	767,363
Moody’s Corp., 4.25%, 08/08/2032	950,000	898,266
Morgan Stanley, 7.25%, 04/01/2032	1,860,000	2,121,699
Nomura Holdings, Inc. (Japan), 3.00%, 01/22/2032	1,420,000	1,182,341
Northern Trust Corp., 6.13%, 11/02/2032	1,890,000	1,990,563
S&P Global, Inc., 2.90%, 03/01/2032	2,820,000	2,432,104

		17,983,173

Chemicals-1.30%
Albemarle Corp., 5.05%, 06/01/2032(b)	1,140,000	1,083,197
Celanese US Holdings LLC, 6.38%, 07/15/2032	1,890,000	1,937,521
Ecolab, Inc., 2.13%, 02/01/2032	1,230,000	1,011,372
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	950,000	770,455

		4,802,545

Commercial Services & Supplies-1.66%
Cintas Corp. No. 2, 4.00%, 05/01/2032	1,510,000	1,417,718
Republic Services, Inc., 1.75%, 02/15/2032	1,420,000	1,115,163
Waste Connections, Inc.
2.20%, 01/15/2032	1,230,000	998,288
3.20%, 06/01/2032	945,000	824,179
Waste Management, Inc., 4.15%, 04/15/2032	1,891,000	1,782,495

		6,137,843

Communications Equipment-0.31%
Motorola Solutions, Inc., 5.60%, 06/01/2032	1,140,000	1,143,351

Construction & Engineering-0.21%
Quanta Services, Inc., 2.35%, 01/15/2032	950,000	761,485

Consumer Finance-0.94%
Discover Financial Services, 6.70%, 11/29/2032	1,425,000	1,492,169
General Motors Financial Co., Inc., 3.10%, 01/12/2032	2,370,000	1,980,910

		3,473,079

Consumer Staples Distribution & Retail-1.87%
Costco Wholesale Corp., 1.75%, 04/20/2032	1,890,000	1,512,310
Dollar General Corp., 5.00%, 11/01/2032(b)	1,330,000	1,293,533
Target Corp., 4.50%, 09/15/2032	1,890,000	1,830,516
Walmart, Inc., 4.15%, 09/09/2032	2,370,000	2,287,323

		6,923,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Containers & Packaging-0.67%
Avery Dennison Corp., 2.25%, 02/15/2032	$950,000	$771,615
Sonoco Products Co., 2.85%, 02/01/2032	950,000	802,500
WRKCo, Inc., 4.20%, 06/01/2032	945,000	888,334

		2,462,449

Distributors-0.21%
Genuine Parts Co., 2.75%, 02/01/2032	951,000	784,533

Diversified Consumer Services-0.25%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	950,000	933,343

Diversified REITs-0.93%
CubeSmart L.P., 2.50%, 02/15/2032	950,000	768,277
VICI Properties L.P., 5.13%, 05/15/2032	2,839,000	2,666,866

		3,435,143

Diversified Telecommunication Services-3.92%
AT&T, Inc., 2.25%, 02/01/2032	4,730,000	3,795,014
Bell Canada (Canada), Series US-5, 2.15%, 02/15/2032	1,140,000	913,375
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	950,000	1,199,489
TELUS Corp. (Canada), 3.40%, 05/13/2032	1,700,000	1,476,197
Verizon Communications, Inc., 2.36%, 03/15/2032	8,760,000	7,105,577

		14,489,652

Electric Utilities-8.75%
AEP Texas, Inc., 4.70%, 05/15/2032	950,000	909,072
Alabama Power Co., 3.05%, 03/15/2032	1,329,000	1,151,620
American Electric Power Co., Inc., 5.95%, 11/01/2032	950,000	983,642
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	950,000	889,505
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/2032	950,000	905,594
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	950,000	807,833
Duke Energy Corp., 4.50%, 08/15/2032	2,180,000	2,047,480
Duke Energy Progress LLC, 3.40%, 04/01/2032	950,000	841,624
Entergy Louisiana LLC, 2.35%, 06/15/2032	1,000,000	810,839
Eversource Energy, 3.38%, 03/01/2032	1,270,000	1,091,687
Exelon Corp., 3.35%, 03/15/2032	1,230,000	1,073,060
Florida Power & Light Co., 2.45%, 02/03/2032	2,840,000	2,370,756
Georgia Power Co., 4.70%, 05/15/2032	1,330,000	1,286,230
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	950,000	798,762
4.02%, 11/01/2032	760,000	699,521
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	1,890,000	1,536,297
5.00%, 07/15/2032	1,890,000	1,841,609
Oncor Electric Delivery Co. LLC, 4.55%, 09/15/2032	1,320,000	1,269,200
Pacific Gas and Electric Co., 5.90%, 06/15/2032	1,140,000	1,147,213
Public Service Electric and Gas Co., 3.10%, 03/15/2032	1,000,000	873,103

	Principal Amount	Value
Electric Utilities-(continued)
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/2032	$950,000	$822,341
Southern California Edison Co.
2.75%, 02/01/2032	950,000	799,904
5.95%, 11/01/2032	1,420,000	1,481,486
Southern Co. (The), 5.70%, 10/15/2032	950,000	973,128
Union Electric Co., 2.15%, 03/15/2032	980,000	789,115
Virginia Electric & Power Co., 2.40%, 03/30/2032	1,140,000	941,739
Wisconsin Electric Power Co., 4.75%, 09/30/2032	950,000	932,092
Wisconsin Power and Light Co., 3.95%, 09/01/2032	1,140,000	1,053,869
Xcel Energy, Inc., 4.60%, 06/01/2032	1,327,000	1,238,218

		32,366,539

Electronic Equipment, Instruments & Components-1.11%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	1,126,000	1,125,881
Arrow Electronics, Inc., 2.95%, 02/15/2032	920,000	769,405
Eaton Corp., 4.00%, 11/02/2032	1,330,000	1,249,641
Tyco Electronics Group S.A., 2.50%, 02/04/2032	1,140,000	965,725

		4,110,652

Entertainment-2.78%
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	950,000	873,842
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	950,000	1,074,025
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	9,460,000	8,349,613

		10,297,480

Financial Services-4.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	7,570,000	6,406,283
Corebridge Financial, Inc., 3.90%, 04/05/2032	2,840,000	2,501,818
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	1,390,000	1,390,611
Global Payments, Inc., 5.40%, 08/15/2032	1,420,000	1,401,969
ORIX Corp. (Japan)
4.00%, 04/13/2032	910,000	847,071
5.20%, 09/13/2032	874,000	884,542
PayPal Holdings, Inc., 4.40%, 06/01/2032	1,890,000	1,813,979

		15,246,273

Food Products-1.48%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	1,420,000	1,211,534
J. M. Smucker Co. (The), 2.13%, 03/15/2032	900,000	717,978
Mondelez International, Inc.
3.00%, 03/17/2032	1,420,000	1,224,757
1.88%, 10/15/2032	1,180,000	929,242
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	1,684,000	1,408,422

		5,491,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Gas Utilities-0.77%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	$936,000	$886,700
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	942,000	935,691
Southwest Gas Corp., 4.05%, 03/15/2032	1,140,000	1,043,044

		2,865,435

Ground Transportation-1.65%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032(b)	1,510,000	1,389,641
CSX Corp., 4.10%, 11/15/2032	1,800,000	1,682,684
Norfolk Southern Corp., 3.00%, 03/15/2032	1,140,000	981,153
Union Pacific Corp., 2.80%, 02/14/2032	2,370,000	2,035,343

		6,088,821

Health Care Equipment & Supplies-1.81%
Baxter International, Inc., 2.54%, 02/01/2032(b)	2,920,000	2,394,934
Becton, Dickinson and Co., 4.30%, 08/22/2032	950,000	890,841
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	3,300,000	3,431,047

		6,716,822

Health Care Providers & Services-2.55%
Elevance Health, Inc.
4.10%, 05/15/2032	1,140,000	1,050,854
5.50%, 10/15/2032	1,230,000	1,253,202
HCA, Inc., 3.63%, 03/15/2032	3,790,000	3,312,065
Humana, Inc., 2.15%, 02/03/2032	1,420,000	1,126,335
UnitedHealth Group, Inc., 4.20%, 05/15/2032	2,840,000	2,677,422

		9,419,878

Health Care REITs-0.47%
Welltower OP LLC
2.75%, 01/15/2032	950,000	790,857
3.85%, 06/15/2032	1,040,000	934,287

		1,725,144

Hotels, Restaurants & Leisure-1.26%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	1,890,000	1,651,309
McDonald’s Corp., 4.60%, 09/09/2032	1,420,000	1,387,354
Starbucks Corp., 3.00%, 02/14/2032(b)	1,890,000	1,642,381

		4,681,044

Household Products-1.17%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	950,000	986,101
Clorox Co. (The), 4.60%, 05/01/2032	1,140,000	1,106,750
Colgate-Palmolive Co., 3.25%, 08/15/2032	950,000	853,244
Procter & Gamble Co. (The), 2.30%, 02/01/2032	1,610,000	1,376,192

		4,322,287

Industrial Conglomerates-0.98%
GE Capital Funding LLC, 4.55%, 05/15/2032	890,000	855,713
General Electric Co., 6.75%, 03/15/2032	2,510,000	2,788,075

		3,643,788

	Principal Amount	Value
Industrial REITs-0.20%
Prologis L.P., 2.25%, 01/15/2032	$910,000	$743,664

Insurance-2.54%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	1,005,000	982,315
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	1,890,000	1,652,670
Brown & Brown, Inc., 4.20%, 03/17/2032(b)	1,135,000	1,031,171
Fairfax Financial Holdings Ltd. (Canada), 5.63%, 08/16/2032	1,400,000	1,378,300
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	1,350,000	1,230,640
Marsh & McLennan Cos., Inc., 5.75%, 11/01/2032	950,000	988,124
MetLife, Inc., 6.50%, 12/15/2032	1,190,000	1,303,643
Progressive Corp. (The), 3.00%, 03/15/2032	950,000	823,340

		9,390,203

Interactive Media & Services-1.41%
Meta Platforms, Inc., 3.85%, 08/15/2032	5,640,000	5,226,090

IT Services-0.92%
International Business Machines Corp.
2.72%, 02/09/2032(b)	950,000	823,603
4.40%, 07/27/2032	1,420,000	1,356,877
5.88%, 11/29/2032	1,140,000	1,208,796

		3,389,276

Life Sciences Tools & Services-0.67%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	1,510,000	1,345,589
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	1,140,000	1,136,029

		2,481,618

Machinery-0.96%
Flowserve Corp., 2.80%, 01/15/2032	950,000	777,811
John Deere Capital Corp.
3.90%, 06/07/2032	950,000	885,411
4.35%, 09/15/2032	1,140,000	1,104,984
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	943,000	797,358

		3,565,564

Media-1.34%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 2.30%, 02/01/2032(b)	1,895,000	1,440,680
Comcast Corp., 5.50%, 11/15/2032	1,890,000	1,939,149
Paramount Global, 4.20%, 05/19/2032	1,920,000	1,566,249

		4,946,078

Metals & Mining-1.21%
ArcelorMittal S.A. (Luxembourg), 6.80%, 11/29/2032	1,890,000	1,999,067
Newmont Corp., 2.60%, 07/15/2032(b)	1,890,000	1,556,375
Nucor Corp., 3.13%, 04/01/2032	1,040,000	910,016

		4,465,458

Multi-Utilities-0.89%
Ameren Illinois Co., 3.85%, 09/01/2032	950,000	866,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc., 5.38%, 11/15/2032(b)	$1,610,000	$1,601,918
DTE Electric Co., Series A, 3.00%, 03/01/2032	950,000	821,041

		3,289,863

Office REITs-0.69%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	1,700,000	1,315,422
Boston Properties L.P., 2.55%, 04/01/2032	1,610,000	1,252,848

		2,568,270

Oil, Gas & Consumable Fuels-5.52%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	950,000	826,363
BP Capital Markets America, Inc., 2.72%, 01/12/2032	3,790,000	3,217,111
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	950,000	777,055
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	2,260,000	1,890,745
ConocoPhillips, 5.90%, 10/15/2032	960,000	1,026,708
Kinder Morgan, Inc., 7.75%, 01/15/2032	1,930,000	2,174,156
Marathon Oil Corp., 6.80%, 03/15/2032	1,030,000	1,100,241
MPLX L.P., 4.95%, 09/01/2032	1,890,000	1,811,085
ONEOK, Inc., 6.10%, 11/15/2032	1,420,000	1,472,955
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	925,000	1,013,368
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	1,890,000	1,688,091
Valero Energy Corp., 7.50%, 04/15/2032	1,430,000	1,627,927
Williams Cos., Inc. (The), 4.65%, 08/15/2032	1,890,000	1,798,711

		20,424,516

Personal Care Products-0.54%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	1,890,000	2,015,576

Pharmaceuticals-2.07%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	3,260,000	2,818,247
Haleon US Capital LLC, 3.63%, 03/24/2032	3,785,000	3,392,134
Zoetis, Inc., 5.60%, 11/16/2032	1,420,000	1,467,798

		7,678,179

Residential REITs-1.38%
American Homes 4 Rent L.P., 3.63%, 04/15/2032	1,140,000	995,319
AvalonBay Communities, Inc., 2.05%, 01/15/2032(b)	1,330,000	1,086,046
Essex Portfolio L.P., 2.65%, 03/15/2032	1,230,000	1,001,601
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	1,140,000	1,029,009
Sun Communities Operating L.P., 4.20%, 04/15/2032	1,140,000	1,013,608

		5,125,583

Retail REITs-1.53%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,141,000	970,275

	Principal Amount	Value
Retail REITs-(continued)
Realty Income Corp.
5.63%, 10/13/2032	$1,420,000	$1,438,152
2.85%, 12/15/2032	1,320,000	1,088,530
Simon Property Group L.P.
2.25%, 01/15/2032	1,330,000	1,071,338
2.65%, 02/01/2032	1,330,000	1,106,813

		5,675,108

Semiconductors & Semiconductor Equipment-3.80%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032(b)	950,000	888,666
Broadcom, Inc., 4.30%, 11/15/2032 .	3,790,000	3,511,292
Intel Corp
4.15%, 08/05/2032	2,370,000	2,226,327
4.00%, 12/15/2032	1,422,000	1,313,279
KLA Corp., 4.65%, 07/15/2032(b)	1,890,000	1,843,381
Micron Technology, Inc., 2.70%, 04/15/2032	1,890,000	1,552,267
QUALCOMM, Inc.
1.65%, 05/20/2032	2,340,000	1,827,494
4.25%, 05/20/2032	950,000	908,110

		14,070,816

Software-1.80%
Oracle Corp., 6.25%, 11/09/2032	4,260,000	4,501,411
Workday, Inc., 3.80%, 04/01/2032	2,370,000	2,142,953

		6,644,364

Specialized REITs-1.82%
American Tower Corp., 4.05%, 03/15/2032	1,230,000	1,119,446
Equinix, Inc., 3.90%, 04/15/2032	2,270,000	2,060,646
Extra Space Storage L.P., 2.35%, 03/15/2032	1,140,000	905,059
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	1,510,000	1,254,128
Weyerhaeuser Co., 7.38%, 03/15/2032	1,250,000	1,412,495

		6,751,774

Specialty Retail-3.32%
AutoNation, Inc., 3.85%, 03/01/2032	1,326,000	1,158,509
AutoZone, Inc., 4.75%, 08/01/2032	1,420,000	1,364,395
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	1,419,000	1,189,936
Home Depot, Inc. (The)
3.25%, 04/15/2032	2,370,000	2,106,069
4.50%, 09/15/2032(b)	2,370,000	2,319,447
Lowe’s Cos., Inc., 3.75%, 04/01/2032	2,840,000	2,581,499
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	1,610,000	1,558,424

		12,278,279

Technology Hardware, Storage & Peripherals-1.23%
Apple, Inc., 3.35%, 08/08/2032	2,840,000	2,579,857
HP, Inc., 4.20%, 04/15/2032(b)	1,320,000	1,218,981
Western Digital Corp., 3.10%, 02/01/2032	950,000	744,720

		4,543,558

Textiles, Apparel & Luxury Goods-0.21%
Tapestry, Inc., 3.05%, 03/15/2032	950,000	770,340

Tobacco-2.29%
Altria Group, Inc., 2.45%, 02/04/2032	3,310,000	2,652,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Tobacco-(continued)
B.A.T Capital Corp. (United Kingdom)
4.74%, 03/16/2032	$1,700,000	$1,600,239
7.75%, 10/19/2032	1,190,000	1,330,802
Philip Morris International, Inc., 5.75%, 11/17/2032	2,840,000	2,898,083

		8,481,469

Trading Companies & Distributors-0.32%
Air Lease Corp., 2.88%, 01/15/2032	1,420,000	1,179,731

Water Utilities-0.39%
American Water Capital Corp., 4.45%, 06/01/2032(b)	1,510,000	1,445,413

Wireless Telecommunication Services-2.55%
Rogers Communications, Inc. (Canada), 3.80%, 03/15/2032	3,690,000	3,280,514
Sprint Capital Corp., 8.75%, 03/15/2032	3,780,000	4,568,236
T-Mobile USA, Inc., 2.70%, 03/15/2032	1,890,000	1,573,646

		9,422,396

Total U.S. Dollar Denominated Bonds & Notes (Cost $363,975,425)		365,380,402

	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $73,943)	73,943	73,943

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.75% (Cost $364,049,368)		365,454,345

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.84%
Invesco Private Government Fund, 5.29%(c)(d)(e)	4,642,632	$4,642,632
Invesco Private Prime Fund, 5.49%(c)(d)(e)	9,555,001	9,559,779

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,202,900)		14,202,411

TOTAL INVESTMENTS IN SECURITIES-102.59% (Cost $378,252,268)		379,656,756
OTHER ASSETS LESS LIABILITIES-(2.59)%		(9,583,769)

NET ASSETS-100.00%.		$370,072,987

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 67,027	$ 5,878,789	$ (5,871,873)	$ -	$ -	$ 73,943	$ 14,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,137,562	$10,696,231	$(7,191,161)	$-	$-	$4,642,632	$54,773	*

Invesco Private Prime Fund	2,925,157	13,734,199	(7,101,105)	(477)	2,005	9,559,779	143,363	*

Total	$4,129,746	$30,309,219	$(20,164,139)	$(477)	$2,005	$14,276,354	$212,808

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Financials	16.77

Communication Services	11.99

Utilities	10.80

Consumer Discretionary	10.50

Information Technology	9.16

Consumer Staples	9.02

Health Care	7.97

Real Estate	7.03

Industrials	6.80

Energy	5.52

Materials	3.17

Money Market Funds Plus Other Assets Less Liabilities	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.38%
Aerospace & Defense-2.50%
HEICO Corp., 5.35%, 08/01/2033	$515,000	$512,750
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,291,000	1,292,541
Lockheed Martin Corp., 5.25%, 01/15/2033	860,000	878,304
Northrop Grumman Corp., 4.70%, 03/15/2033	856,000	826,642
RTX Corp., 5.15%, 02/27/2033	1,075,000	1,064,898

		4,575,135

Air Freight & Logistics-0.42%
United Parcel Service, Inc., 4.88%, 03/03/2033	770,000	763,788

Automobile Components-0.24%
Magna International, Inc. (Canada), 5.50%, 03/21/2033	425,000	436,057

Automobiles-1.11%
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	1,075,000	1,146,604
Toyota Motor Corp. (Japan), 5.12%, 07/13/2033	430,000	451,825
Toyota Motor Credit Corp., 4.70%, 01/12/2033	430,000	424,425

		2,022,854

Banks-5.83%
Banco Santander S.A. (Spain)
6.92%, 08/08/2033	1,720,000	1,787,551
6.94%, 11/07/2033	1,290,000	1,407,680
Canadian Imperial Bank of Commerce (Canada), 6.09%, 10/03/2033	950,000	986,801
Citigroup, Inc., 6.00%, 10/31/2033	560,000	579,096
KeyBank N.A., 5.00%, 01/26/2033	862,000	787,365
Royal Bank of Canada (Canada)
5.00%, 02/01/2033	1,447,000	1,423,566
5.00%, 05/02/2033	775,000	763,125
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.77%, 01/13/2033	1,505,000	1,555,070
5.78%, 07/13/2033	550,000	570,097
5.81%, 09/14/2033	770,000	798,464

		10,658,815

Beverages-1.90%
Brown-Forman Corp., 4.75%, 04/15/2033	560,000	552,678
Constellation Brands, Inc., 4.90%, 05/01/2033	640,000	620,987
Diageo Capital PLC (United Kingdom)
5.50%, 01/24/2033	640,000	658,162
5.63%, 10/05/2033	770,000	801,203
PepsiCo, Inc., 4.45%, 02/15/2033	850,000	843,158

		3,476,188

	Principal Amount	Value
Biotechnology-2.79%
Amgen, Inc.
4.20%, 03/01/2033	$640,000	$592,331
5.25%, 03/02/2033	3,652,000	3,643,278
Gilead Sciences, Inc., 5.25%, 10/15/2033	860,000	870,472

		5,106,081

Building Products-0.29%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	515,000	523,259

Capital Markets-2.11%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	640,000	640,355
BlackRock, Inc., 4.75%, 05/25/2033	1,070,000	1,051,191
Goldman Sachs Group, Inc. (The), 6.13%, 02/15/2033	890,000	955,049
Nomura Holdings, Inc. (Japan)
6.18%, 01/18/2033	640,000	671,566
6.09%, 07/12/2033	515,000	537,970

		3,856,131

Chemicals-2.30%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	510,000	503,008
Celanese US Holdings LLC, 6.70%, 11/15/2033	860,000	904,146
Dow Chemical Co. (The), 6.30%, 03/15/2033	515,000	551,901
Eastman Chemical Co., 5.75%, 03/08/2033	425,000	428,083
EIDP, Inc., 4.80%, 05/15/2033	515,000	504,100
FMC Corp., 5.65%, 05/18/2033	430,000	416,735
LYB International Finance III LLC, 5.63%, 05/15/2033	460,000	467,382
Mosaic Co. (The), 5.45%, 11/15/2033	430,000	425,455

		4,200,810

Commercial Services & Supplies-1.12%
Republic Services, Inc.
2.38%, 03/15/2033	596,000	477,903
5.00%, 12/15/2033	560,000	551,287
Waste Connections, Inc., 4.20%, 01/15/2033	640,000	598,621
Waste Management, Inc., 4.63%, 02/15/2033	430,000	415,634

		2,043,445

Consumer Finance-0.72%
Ally Financial, Inc., 6.70%, 02/14/2033	430,000	424,011
General Motors Financial Co., Inc., 6.40%, 01/09/2033	860,000	894,569

		1,318,580

Consumer Staples Distribution & Retail-1.36%
Dollar General Corp., 5.45%, 07/05/2033	863,000	857,654
Target Corp., 4.40%, 01/15/2033	430,000	415,536
Walmart, Inc., 4.10%, 04/15/2033	1,275,000	1,215,493

		2,488,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Containers & Packaging-0.46%
Amcor Finance (USA), Inc., 5.63%, 05/26/2033	$410,000	$417,146
WRKCo, Inc., 3.00%, 06/15/2033	510,000	430,601

		847,747

Distributors-0.29%
LKQ Corp., 6.25%, 06/15/2033	520,000	534,729

Diversified Telecommunication Services-3.19%
AT&T, Inc., 2.55%, 12/01/2033	3,216,000	2,537,626
Bell Canada (Canada), 5.10%, 05/11/2033	729,000	720,047
Verizon Communications, Inc.
5.05%, 05/09/2033	860,000	851,950
4.50%, 08/10/2033	1,825,000	1,722,910

		5,832,533

Electric Utilities-9.01%
American Electric Power Co., Inc., 5.63%, 03/01/2033	730,000	735,661
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/2033	520,000	512,723
Consolidated Edison Co. of New York, Inc., 5.20%, 03/01/2033	430,000	433,768
Constellation Energy Generation LLC, 5.80%, 03/01/2033	515,000	526,741
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	1,074,000	1,059,085
Duke Energy Corp., 5.75%, 09/15/2033	515,000	524,989
Duke Energy Florida LLC, 5.88%, 11/15/2033	520,000	544,727
Duke Energy Progress LLC, 5.25%, 03/15/2033	460,000	459,518
Entergy Louisiana LLC, 4.00%, 03/15/2033	645,000	587,731
Eversource Energy, 5.13%, 05/15/2033	685,000	662,006
Exelon Corp., 5.30%, 03/15/2033	733,000	726,279
Florida Power & Light Co.
5.10%, 04/01/2033	640,000	637,703
4.80%, 05/15/2033	640,000	625,716
Georgia Power Co., 4.95%, 05/17/2033	855,000	837,491
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	560,000	579,561
NextEra Energy Capital Holdings, Inc., 5.05%, 02/28/2033	855,000	834,537
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	690,000	713,279
Pacific Gas and Electric Co.
6.15%, 01/15/2033	645,000	660,357
6.40%, 06/15/2033	990,000	1,030,085
PECO Energy Co., 4.90%, 06/15/2033	495,000	491,112
PPL Electric Utilities Corp., 5.00%, 05/15/2033	515,000	512,137
Public Service Electric and Gas Co.
4.65%, 03/15/2033	425,000	411,661
5.20%, 08/01/2033	430,000	434,817
Southern Co. (The), 5.20%, 06/15/2033	640,000	630,604
Virginia Electric & Power Co., 5.00%, 04/01/2033	640,000	627,573
Xcel Energy, Inc., 5.45%, 08/15/2033	685,000	678,644

		16,478,505

	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.97%
Eaton Corp., 4.15%, 03/15/2033	$1,110,000	$1,045,210
Trimble, Inc., 6.10%, 03/15/2033	690,000	721,438

		1,766,648

Energy Equipment & Services-0.23%
Schlumberger Investment S.A., 4.85%, 05/15/2033	430,000	425,488

Financial Services-2.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.40%, 10/29/2033	1,280,000	1,064,352
Apollo Global Management, Inc., 6.38%, 11/15/2033	430,000	462,085
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	475,000	491,688
Equitable Holdings, Inc., 5.59%, 01/11/2033	430,000	433,715
Fiserv, Inc.
5.60%, 03/02/2033	770,000	777,328
5.63%, 08/21/2033	1,120,000	1,132,179
Mastercard, Inc., 4.85%, 03/09/2033	640,000	639,534

		5,000,881

Food Products-2.83%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	430,000	411,673
General Mills, Inc., 4.95%, 03/29/2033	863,000	847,604
J.M. Smucker Co. (The), 6.20%, 11/15/2033 .	860,000	909,609
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/2033	1,765,000	1,712,832
McCormick & Co., Inc., 4.95%, 04/15/2033	425,000	415,070
Pilgrim’s Pride Corp., 6.25%, 07/01/2033	860,000	870,281

		5,167,069

Gas Utilities-0.76%
CenterPoint Energy Resources Corp., 5.40%, 03/01/2033	515,000	519,797
Southern California Gas Co., 5.20%, 06/01/2033	430,000	426,997
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	430,000	440,824

		1,387,618

Ground Transportation-1.21%
CSX Corp., 5.20%, 11/15/2033	490,000	493,692
Norfolk Southern Corp., 4.45%, 03/01/2033 .	430,000	410,042
Ryder System, Inc., 6.60%, 12/01/2033	520,000	557,089
Union Pacific Corp., 4.50%, 01/20/2033	770,000	747,171

		2,207,994

Health Care Equipment & Supplies-0.45%
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	850,000	818,527

Health Care Providers & Services-5.95%
Cigna Group (The), 5.40%, 03/15/2033	690,000	695,520
CVS Health Corp.
5.25%, 02/21/2033	1,495,000	1,480,314
5.30%, 06/01/2033	1,075,000	1,067,698
Elevance Health, Inc., 4.75%, 02/15/2033	850,000	821,962
HCA, Inc., 5.50%, 06/01/2033	1,075,000	1,069,013
Humana, Inc., 5.88%, 03/01/2033	641,000	659,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
McKesson Corp., 5.10%, 07/15/2033	$515,000	$513,608
Providence St. Joseph Health Obligated Group, 5.40%, 10/01/2033	482,000	480,580
Quest Diagnostics, Inc., 6.40%, 11/30/2033	640,000	684,002
UnitedHealth Group, Inc.
5.35%, 02/15/2033	1,709,000	1,744,291
4.50%, 04/15/2033	1,275,000	1,224,058
UPMC, 5.04%, 05/15/2033	434,000	428,726

		10,868,882

Health Care REITs-0.26%
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	594,000	473,270

Hotels, Restaurants & Leisure-1.02%
Darden Restaurants, Inc., 6.30%, 10/10/2033	430,000	449,489
Marriott International, Inc., Series II, 2.75%, 10/15/2033	598,000	481,974
McDonald’s Corp., 4.95%, 08/14/2033	515,000	511,153
Starbucks Corp., 4.80%, 02/15/2033	425,000	419,318

		1,861,934

Household Products-0.62%
Colgate-Palmolive Co., 4.60%, 03/01/2033	430,000	426,739
Procter & Gamble Co. (The), 4.05%, 01/26/2033	725,000	698,667

		1,125,406

Industrial Conglomerates-0.52%
Honeywell International, Inc., 5.00%, 02/15/2033	945,000	947,025

Industrial REITs-0.63%
Prologis L.P.
4.63%, 01/15/2033	554,000	533,499
4.75%, 06/15/2033	640,000	620,981

		1,154,480

Insurance-2.64%
Allstate Corp. (The), 5.25%, 03/30/2033	640,000	638,009
American International Group, Inc., 5.13%, 03/27/2033	640,000	631,692
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	640,000	638,680
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	515,000	524,526
MetLife, Inc., 5.38%, 07/15/2033	860,000	864,292
Progressive Corp. (The), 4.95%, 06/15/2033	430,000	427,370
Travelers Property Casualty Corp., 6.38%, 03/15/2033	429,000	476,372
Willis North America, Inc., 5.35%, 05/15/2033	640,000	629,764

		4,830,705

Interactive Media & Services-0.82%
Meta Platforms, Inc., 4.95%, 05/15/2033	1,504,000	1,505,880

IT Services-0.34%
International Business Machines Corp., 4.75%, 02/06/2033	635,000	620,217

	Principal Amount	Value
Life Sciences Tools & Services-0.47%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	$860,000	$865,338

Machinery-1.76%
Ingersoll Rand, Inc., 5.70%, 08/14/2033	860,000	875,220
John Deere Capital Corp., Series I, 5.15%, 09/08/2033	860,000	875,099
Nordson Corp., 5.80%, 09/15/2033	430,000	444,196
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	425,000	425,301
Trane Technologies Financing Ltd., 5.25%, 03/03/2033	602,000	607,524

		3,227,340

Media-3.60%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.40%, 04/01/2033	850,000	743,556
Comcast Corp.
4.25%, 01/15/2033	1,465,000	1,372,452
4.65%, 02/15/2033	855,000	830,820
7.05%, 03/15/2033	640,000	719,282
4.80%, 05/15/2033	850,000	830,858
Fox Corp., 6.50%, 10/13/2033	1,075,000	1,129,665
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	860,000	955,007

		6,581,640

Metals & Mining-0.37%
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	640,000	680,994

Multi-Utilities-2.01%
Ameren Illinois Co., 4.95%, 06/01/2033	430,000	423,617
Arizona Public Service Co., 5.55%, 08/01/2033	430,000	431,746
Consumers Energy Co., 4.63%, 05/15/2033	595,000	575,279
Dominion Energy, Inc., Series F, 5.25%, 08/01/2033	430,000	423,107
DTE Electric Co., 5.20%, 04/01/2033	513,000	516,582
National Grid PLC (United Kingdom), 5.81%, 06/12/2033	692,000	699,757
Sempra, 5.50%, 08/01/2033	605,000	601,609

		3,671,697

Office REITs-0.65%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	860,000	644,044
Boston Properties L.P., 2.45%, 10/01/2033	730,000	538,772

		1,182,816

Oil, Gas & Consumable Fuels-11.18%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	1,935,000	1,888,435
4.89%, 09/11/2033	1,290,000	1,265,629
ConocoPhillips Co., 5.05%, 09/15/2033	855,000	852,776
Diamondback Energy, Inc., 6.25%, 03/15/2033	947,000	995,946
Enbridge, Inc. (Canada)
5.70%, 03/08/2033	1,977,000	2,000,091
2.50%, 08/01/2033	850,000	672,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Energy Transfer L.P.
5.75%, 02/15/2033	$1,280,000	$1,289,627
6.55%, 12/01/2033	1,285,000	1,363,803
Enterprise Products Operating LLC
5.35%, 01/31/2033	864,000	875,958
Series D, 6.88%, 03/01/2033	410,000	457,191
Hess Corp., 7.13%, 03/15/2033	460,000	516,164
Kinder Morgan Energy Partners L.P., 7.30%, 08/15/2033	460,000	511,174
Kinder Morgan, Inc.
4.80%, 02/01/2033	640,000	604,348
5.20%, 06/01/2033	1,294,000	1,260,283
MPLX L.P., 5.00%, 03/01/2033	940,000	899,493
ONEOK, Inc., 6.05%, 09/01/2033	1,285,000	1,324,822
Ovintiv, Inc., 6.25%, 07/15/2033	515,000	529,815
Phillips 66 Co., 5.30%, 06/30/2033	460,000	456,372
Targa Resources Corp.
4.20%, 02/01/2033	635,000	571,881
6.13%, 03/15/2033	770,000	793,252
Western Midstream Operating L.P., 6.15%, 04/01/2033	645,000	655,868
Williams Cos., Inc. (The), 5.65%, 03/15/2033	640,000	651,087

		20,436,364

Personal Care Products-1.27%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	605,000	587,197
Kenvue, Inc., 4.90%, 03/22/2033	1,050,000	1,038,608
Unilever Capital Corp. (United Kingdom), 5.00%, 12/08/2033	690,000	691,475

		2,317,280

Pharmaceuticals-2.85%
AstraZeneca Finance LLC (United Kingdom), 4.88%, 03/03/2033	430,000	429,173
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	860,000	910,506
Eli Lilly and Co., 4.70%, 02/27/2033	850,000	843,292
Johnson & Johnson
4.95%, 05/15/2033	425,000	441,252
4.38%, 12/05/2033	725,000	716,482
Merck & Co., Inc.
4.50%, 05/17/2033	1,275,000	1,240,356
6.50%, 12/01/2033	560,000	631,659

		5,212,720

Professional Services-0.72%
Concentrix Corp., 6.85%, 08/02/2033	475,000	464,848
Jacobs Engineering Group, Inc., 5.90%, 03/01/2033	430,000	430,196
Verisk Analytics, Inc., 5.75%, 04/01/2033	405,000	418,491

		1,313,535

Retail REITs-1.10%
Kimco Realty OP LLC, 4.60%, 02/01/2033	550,000	515,918
NNN REIT, Inc., 5.60%, 10/15/2033	430,000	429,123
Realty Income Corp., 4.90%, 07/15/2033	515,000	491,655
Simon Property Group L.P., 5.50%, 03/08/2033	563,000	568,062

		2,004,758

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.87%
Intel Corp., 5.20%, 02/10/2033	$1,915,000	$1,917,812
Marvell Technology, Inc., 5.95%, 09/15/2033	430,000	444,389
Micron Technology, Inc.
5.88%, 02/09/2033	649,000	663,338
5.88%, 09/15/2033	770,000	785,357
QUALCOMM, Inc., 5.40%, 05/20/2033	605,000	628,184
Texas Instruments, Inc., 4.90%, 03/14/2033	815,000	816,406

		5,255,486

Software-1.27%
Intuit, Inc., 5.20%, 09/15/2033	1,075,000	1,086,526
Oracle Corp., 4.90%, 02/06/2033	1,275,000	1,233,302

		2,319,828

Specialized REITs-1.81%
American Tower Corp.
5.65%, 03/15/2033	690,000	694,947
5.55%, 07/15/2033	726,000	725,849
5.90%, 11/15/2033	640,000	656,836
Crown Castle, Inc., 5.10%, 05/01/2033	640,000	618,988
Public Storage Operating Co., 5.10%, 08/01/2033	605,000	604,846

		3,301,466

Specialty Retail-3.05%
AutoZone, Inc.
4.75%, 02/01/2033	472,000	452,456
6.55%, 11/01/2033	430,000	464,779
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	550,000	564,859
Dell International LLC/EMC Corp., 5.75%, 02/01/2033	862,000	887,711
Leidos, Inc., 5.75%, 03/15/2033	640,000	650,891
Lowe’s Cos., Inc.
5.00%, 04/15/2033	1,075,000	1,060,923
5.15%, 07/01/2033	861,000	857,625
Tractor Supply Co., 5.25%, 05/15/2033	640,000	636,895

		5,576,139

Technology Hardware, Storage & Peripherals-0.98%
Apple, Inc., 4.30%, 05/10/2033	860,000	851,143
HP, Inc., 5.50%, 01/15/2033	945,000	948,241

		1,799,384

Textiles, Apparel & Luxury Goods-0.63%
Tapestry, Inc., 7.85%, 11/27/2033	1,070,000	1,158,211

Tobacco-2.38%
Altria Group, Inc., 6.88%, 11/01/2033	430,000	464,942
B.A.T Capital Corp. (United Kingdom), 6.42%, 08/02/2033	1,075,000	1,106,555
Philip Morris International, Inc.
5.38%, 02/15/2033	1,922,000	1,913,629
5.63%, 09/07/2033	855,000	864,613

		4,349,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Wireless Telecommunication Services-1.78%
T-Mobile USA, Inc.
5.20%, 01/15/2033	$1,070,000	$1,064,022
5.05%, 07/15/2033	2,238,000	2,189,693

		3,253,715

Total U.S. Dollar Denominated Bonds & Notes (Cost $181,504,336)		179,833,814

	Shares
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(c) (Cost $669,642)	669,642	669,642

TOTAL INVESTMENTS IN SECURITIES-98.74% (Cost $182,173,978)		180,503,456
OTHER ASSETS LESS LIABILITIES-1.26%		2,294,733

NET ASSETS-100.00%.		$182,798,189

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,299,630	$(2,629,988)	$-	$-	$669,642	$6,491

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Prime Fund	-	2,979,857	(2,980,084)	-	227	-	1,886	*

Total	$-	$6,279,487	$(5,610,072)	$-	$227	$669,642	$8,377

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	14.04

Health Care	12.51

Utilities	11.78

Energy	11.41

Consumer Staples	10.35

Communication Services	9.40

Industrials	8.54

Information Technology	6.43

Consumer Discretionary	6.34

Real Estate	4.44

Materials	3.14

Money Market Funds Plus Other Assets Less Liabilities	1.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-76.09%
Aerospace & Defense-2.75%
TransDigm, Inc., 7.50%, 03/15/2027	$20,530,000	$20,527,906

Automobile Components-4.06%
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(b)	29,981,000	30,308,842

Broadline Retail-2.07%
QVC, Inc., 4.85%, 04/01/2024(b)	15,500,000	15,475,278

Capital Markets-1.73%
StoneX Group, Inc., 8.63%, 06/15/2025(c)	12,800,000	12,890,746

Chemicals-0.19%
TPC Group, Inc., 13.00%, 12/16/2027(c)	1,410,000	1,443,860

Consumer Finance-2.49%
Navient Corp., 5.88%, 10/25/2024	18,660,000	18,628,877

Consumer Staples Distribution & Retail-1.37%
Performance Food Group, Inc., 6.88%, 05/01/2025(b)(c)	10,200,000	10,239,474

Containers & Packaging-2.57%
Graphic Packaging International LLC, 4.13%, 08/15/2024	11,148,000	11,014,417
Sealed Air Corp., 5.13%, 12/01/2024(c)	8,200,000	8,165,314

		19,179,731

Diversified Consumer Services-2.42%
Grand Canyon University, 4.13%, 10/01/2024(b)	18,600,000	18,071,760

Electrical Equipment-4.94%
WESCO Distribution, Inc.
7.13%, 06/15/2025(b)(c)	19,310,000	19,441,984
7.25%, 06/15/2028(b)(c)	17,060,000	17,449,757

		36,891,741

Energy Equipment & Services-1.14%
Talos Energy Ventures GOM LLC/Talos Finance Corp., 11.75%, 04/15/2026(c)	8,241,000	8,540,107

Entertainment-3.62%
Cinemark USA, Inc., 8.75%, 05/01/2025(c)	5,620,000	5,640,843
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)(c)	21,551,000	21,388,505

		27,029,348

Health Care Providers & Services-0.84%
Owens & Minor, Inc., 4.38%, 12/15/2024	6,400,000	6,305,149

Hotels, Restaurants & Leisure-4.01%
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)(c)	7,300,000	7,334,773
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(c)	13,600,000	13,641,859
Travel + Leisure Co., 5.65%, 04/01/2024	8,964,000	8,973,683

		29,950,315

Household Durables-2.26%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	16,902,000	16,907,155

	Principal Amount	Value
Independent Power and Renewable Electricity Producers-3.46%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(c)	$26,122,000	$25,814,476

Industrial Conglomerates-4.89%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	36,760,000	36,562,393

Media-8.02%
DISH DBS Corp., 5.88%, 11/15/2024(b)	39,697,000	37,552,171
Videotron Ltd. (Canada), 5.38%, 06/15/2024(c)	22,395,000	22,338,733

		59,890,904

Metals & Mining-0.00%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(c)(d)	1,200,000	0

Mortgage REITs-1.96%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)(c)	14,900,000	14,615,729

Oil, Gas & Consumable Fuels-7.16%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)(c)	22,390,000	22,603,869
Calumet Specialty Products Partners L.P./Calumet Finance Corp.
9.25%, 07/15/2024(c)	4,549,000	4,563,275
11.00%, 04/15/2025(c)	15,260,000	15,387,269
EQM Midstream Partners L.P., 4.00%, 08/01/2024	11,000,000	10,927,402

		53,481,815

Pharmaceuticals-3.44%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(b)	26,130,000	25,704,854

Specialty Retail-2.58%
Bath & Body Works, Inc., 7.50%, 06/15/2029(b)	18,670,000	19,292,831

Technology Hardware, Storage & Peripherals-4.85%
Vericast Corp., 11.00%, 09/15/2026(c)	34,400,000	36,213,568

Textiles, Apparel & Luxury Goods-1.20%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(c)	8,900,000	8,980,732

Trading Companies & Distributors-2.07%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(c)	14,930,000	15,489,726

Total U.S. Dollar Denominated Bonds & Notes (Cost $570,546,163)		568,437,317

U.S. Treasury Securities-15.28%
U.S. Treasury Bills-15.28%(e)
5.29%, 05/16/2024	35,000,000	34,613,414
5.28%–5.29%, 03/21/2024	27,000,000	26,920,725
5.23%–5.27%, 04/18/2024	53,000,000	52,627,940

Total U.S. Treasury Securities (Cost $114,165,965)		114,162,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-8.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $59,794,271)	59,794,271	$59,794,271

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.37% (Cost $744,506,399)		742,393,667

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.08%
Invesco Private Government Fund, 5.29%(f)(g)(h)	18,989,460	18,989,460

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(f)(g)(h)	48,805,638	$48,830,041

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,826,753)		67,819,501

TOTAL INVESTMENTS IN SECURITIES-108.45% (Cost $812,333,152)		810,213,168
OTHER ASSETS LESS LIABILITIES-(8.45)%		(63,152,254)

NET ASSETS-100.00%.		$747,060,914

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $292,184,599, which represented 39.11% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$23,700,787	$274,210,986	$(238,117,502)	$-	$-	$59,794,271	$1,199,568

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	11,964,297	105,361,045	(98,335,882)	-	-	18,989,460	411,445	*

Invesco Private Prime Fund	30,765,338	211,309,386	(193,261,879)	(7,204)	24,400	48,830,041	1,151,106	*

Total	$66,430,422	$590,881,417	$(529,715,263)	$(7,204)	$24,400	$127,613,772	$2,762,119

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	18.60

U.S. Treasury Securities	15.28

Industrials	14.65

Communication Services	11.64

Energy	8.30

Financials	6.18

Information Technology	4.85

Health Care	4.28

Utilities	3.46

Sector Types Each Less Than 3%	4.13

Money Market Funds Plus Other Assets Less Liabilities	8.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-92.30%
Aerospace & Defense-2.43%
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	$12,840,000	$13,900,635
Triumph Group, Inc., 7.75%, 08/15/2025	5,025,000	5,017,587

		18,918,222

Automobile Components-1.19%
Clarios Global L.P., 6.75%, 05/15/2025(b)	6,420,000	6,421,096
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	2,820,000	2,809,397

		9,230,493

Automobiles-1.30%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)(c)	9,970,000	10,065,499

Banks-1.40%
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	10,002,000	10,849,029

Broadline Retail-1.04%
QVC, Inc., 4.45%, 02/15/2025(c)	8,352,000	8,116,671

Chemicals-1.19%
Avient Corp., 5.75%, 05/15/2025(b)(c)	9,280,000	9,234,642

Commercial Services & Supplies-4.68%
Aptim Corp., 7.75%, 06/15/2025(b)	6,350,000	6,101,130
Brink’s Co. (The), 5.50%, 07/15/2025(b)	5,706,000	5,679,621
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	7,130,000	7,010,928
3.75%, 08/01/2025(b)	10,697,000	10,395,851
Matthews International Corp., 5.25%, 12/01/2025(b)	4,280,000	4,210,857
OPENLANE, Inc., 5.13%, 06/01/2025(b)(c)	2,997,000	2,960,437

		36,358,824

Communications Equipment-2.37%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	10,700,000	8,730,986
Viasat, Inc., 5.63%, 09/15/2025(b)(c)	9,983,000	9,698,834

		18,429,820

Construction & Engineering-0.79%
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	6,180,000	6,116,531

Construction Materials-0.95%
Williams Scotsman, Inc., 6.13%, 06/15/2025(b)(c)	7,426,000	7,419,279

Consumer Finance-5.12%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	4,316,000	3,432,234
Navient Corp., 6.75%, 06/25/2025(c)	7,131,000	7,179,555
OneMain Finance Corp., 6.88%, 03/15/2025(c)	17,811,000	18,003,537
PRA Group, Inc., 7.38%, 09/01/2025(b)	4,205,000	4,201,174
SLM Corp., 4.20%, 10/29/2025(c)	7,138,000	6,928,571

		39,745,071

	Principal Amount	Value
Consumer Staples Distribution & Retail-1.01%
Aramark Services, Inc., 5.00%, 04/01/2025(b)(c)	$7,872,000	$7,828,468

Containers & Packaging-3.08%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)(c)	9,985,000	9,888,482
Ball Corp., 5.25%, 07/01/2025(c)	1,220,000	1,220,574
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/2025(b)(c)	4,278,000	4,327,668
Pactiv LLC, 7.95%, 12/15/2025	2,703,000	2,776,611
Sealed Air Corp., 5.50%, 09/15/2025(b)	5,710,000	5,704,575

		23,917,910

Electric Utilities-2.28%
DPL, Inc., 4.13%, 07/01/2025(c)	5,832,000	5,677,359
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	11,090,000	12,048,326

		17,725,685

Electrical Equipment-1.12%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	8,740,000	8,666,237

Electronic Equipment, Instruments & Components-1.26%
Likewize Corp., 9.75%, 10/15/2025(b)	5,988,000	6,097,611
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	3,700,000	3,667,604

		9,765,215

Energy Equipment & Services-0.56%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	4,320,000	4,327,603

Financial Services-2.87%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)(c)	8,120,000	7,998,674
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	3,248,000	3,048,044
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)(c)	11,410,000	11,225,512

		22,272,230

Food Products-0.49%
B&G Foods, Inc., 5.25%, 04/01/2025	3,787,000	3,777,394

Gas Utilities-1.26%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	9,987,000	9,812,723

Health Care Equipment & Supplies-1.00%
Radiology Partners, Inc., 3.50% PIK Rate, 5.00% Cash Rate, 01/31/2029(d)	8,033,674	7,772,580

Health Care Providers & Services-4.10%
Encompass Health Corp., 5.75%, 09/15/2025(c)	4,980,000	4,966,191
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	7,400,000	6,502,121
ModivCare, Inc., 5.88%, 11/15/2025(b)(c)	7,132,000	6,969,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Health Care Providers & Services-(continued)
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	$10,935,000	$10,919,308
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	2,527,000	2,515,970

		31,872,980

Health Care REITs-0.91%
Diversified Healthcare Trust, 9.75%, 06/15/2025	7,136,000	7,111,443

Hotel & Resort REITs-1.95%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	9,277,000	9,314,155
XHR L.P., 6.38%, 08/15/2025(b)	5,811,000	5,822,796

		15,136,951

Hotels, Restaurants & Leisure-13.56%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	6,241,000	6,223,395
Carnival Corp., 10.50%, 06/01/2030(b)(c)	14,267,000	15,577,242
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	12,485,000	12,453,631
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)(c)	6,280,000	6,300,541
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)(c)	7,131,000	7,114,467
IRB Holding Corp., 7.00%, 06/15/2025(b)	10,702,000	10,724,902
MGM Resorts International
6.75%, 05/01/2025	10,701,000	10,722,744
5.75%, 06/15/2025(c)	9,630,000	9,622,541
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)(c)	4,990,000	5,004,646
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	3,301,000	3,269,801
Travel + Leisure Co., 6.60%, 10/01/2025(c)	4,993,000	5,052,941
Vail Resorts, Inc., 6.25%, 05/15/2025(b)(c)	7,396,000	7,427,322
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	5,875,000	5,877,012

		105,371,185

Household Durables-2.36%
American Greetings Corp., 8.75%, 04/15/2025(b)(c)	1,997,000	2,000,744
Beazer Homes USA, Inc., 6.75%, 03/15/2025	2,645,000	2,641,039
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)(c)	6,774,000	6,702,598
Newell Brands, Inc., 4.88%, 06/01/2025(c)	7,130,000	6,986,886

		18,331,267

Independent Power and Renewable Electricity Producers-0.75%
TransAlta Corp. (Canada), 7.75%, 11/15/2029	5,636,000	5,865,329

Industrial Conglomerates-1.36%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	10,668,000	10,582,811

	Principal Amount	Value
Interactive Media & Services-0.91%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)(c)	$7,045,000	$7,057,787

Machinery-1.28%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)(c)	9,988,000	9,955,789

Media-1.96%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	11,052,000	10,550,284
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)(c)	4,683,000	4,687,168

		15,237,452

Mortgage REITs-2.49%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	4,678,000	4,612,562
Rithm Capital Corp., 6.25%, 10/15/2025(b)(c)	7,847,000	7,752,679
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	7,050,000	6,963,038

		19,328,279

Oil, Gas & Consumable Fuels-10.02%
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	12,800,000	12,782,162
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	10,850,000	10,806,275
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	3,135,000	3,137,195
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	5,708,000	5,704,687
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)(c)	15,620,000	15,553,840
NuStar Logistics L.P., 5.75%, 10/01/2025	7,502,000	7,440,011
Range Resources Corp., 4.88%, 05/15/2025(c)	8,444,000	8,333,909
SM Energy Co., 5.63%, 06/01/2025	4,367,000	4,337,894
Southwestern Energy Co., 5.70%, 01/23/2025(c)	5,552,000	5,525,405
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	4,278,000	4,261,893

		77,883,271

Passenger Airlines-0.87%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)	6,950,000	6,795,926

Pharmaceuticals-3.09%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	20,918,000	19,486,267
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	5,600,000	4,518,001

		24,004,268

Software-4.92%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	8,560,000	8,574,381

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Software-(continued)
PTC, Inc., 3.63%, 02/15/2025(b)(c)	$7,137,000	$6,972,817
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)(c)	24,664,000	22,646,948

		38,194,146

Specialty Retail-2.37%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)(c)	2,850,000	2,781,134
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	7,850,000	7,623,112
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	8,000,000	8,003,461

		18,407,707

Technology Hardware, Storage & Peripherals-1.36%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	10,702,000	10,535,611

Textiles, Apparel & Luxury Goods-0.65%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	5,004,000	5,046,509

Total U.S. Dollar Denominated Bonds & Notes (Cost $716,549,985)		717,068,837

	Shares
Money Market Funds-10.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $84,391,775)	84,391,775	84,391,775

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.17% (Cost $800,941,760)		801,460,612

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.64%
Invesco Private Government Fund, 5.29%(e)(f)(g)	29,676,706	$29,676,706
Invesco Private Prime Fund, 5.49%(e)(f)(g)	76,273,396	76,311,533

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,000,044)		105,988,239

TOTAL INVESTMENTS IN SECURITIES-116.81% (Cost $906,941,804)		907,448,851
OTHER ASSETS LESS LIABILITIES-(16.81)%		(130,569,953)

NET ASSETS-100.00%		$776,878,898

Investment Abbreviations:

PIK   -Pay-in-Kind

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $515,319,441, which represented 66.33% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$34,363,349	$300,736,043	$(250,707,617)	$-	$-	$84,391,775	$991,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$25,736,260	$107,414,297	$(103,473,851)	$-	$-	$29,676,706	$769,491	*

Invesco Private Prime Fund	66,178,954	233,431,824	(223,332,330)	(12,139)	45,224	76,311,533	2,074,470	*

Total	$126,278,563	$641,582,164	$(577,513,798)	$(12,139)	$45,224	$190,380,014	$3,835,461

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	22.47

Industrials	12.53

Financials	11.88

Energy	10.58

Information Technology	9.91

Health Care	8.19

Materials	5.22

Utilities	4.29

Sector Types Each Less Than 3%	7.23

Money Market Funds Plus Other Assets Less Liabilities	7.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.85%
Aerospace & Defense-0.96%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)(c)	$4,360,000	$4,399,476

Automobile Components-1.78%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	1,960,000	1,925,700
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)(c)	2,370,000	2,363,784
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	3,920,000	3,821,434

		8,110,918

Automobiles-0.50%
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	2,600,000	2,278,682

Banks-0.48%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	2,184,000	2,169,475

Chemicals-1.49%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	925,000	842,832
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	2,020,000	1,805,183
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	3,170,000	3,075,961
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026(c)	1,090,000	1,061,491

		6,785,467

Commercial Services & Supplies-5.20%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	8,236,000	8,217,768
Cimpress PLC (Ireland), 7.00%, 06/15/2026	2,280,000	2,271,530
CoreCivic, Inc., 8.25%, 04/15/2026(c)	2,589,000	2,647,848
CPI CG, Inc., 8.63%, 03/15/2026(b)	1,170,000	1,149,238
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026(c)	1,670,000	1,604,514
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	2,180,000	2,134,566
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	3,490,000	3,673,225
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	2,051,000	2,012,185

		23,710,874

Communications Equipment-1.06%
Hughes Satellite Systems Corp.
5.25%, 08/01/2026(c)	3,270,000	2,797,011
6.63%, 08/01/2026	3,126,000	2,063,160

		4,860,171

Construction & Engineering-0.34%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	1,585,000	1,565,453

Consumer Finance-3.64%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	1,744,000	1,738,856

	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	$1,397,000	$1,337,692
LFS Topco LLC, 5.88%, 10/15/2026(b)	1,250,000	1,156,686
Navient Corp., 6.75%, 06/15/2026(c)	2,180,000	2,190,935
OneMain Finance Corp., 7.13%, 03/15/2026(c)	6,970,000	7,088,609
SLM Corp., 3.13%, 11/02/2026(c)	2,177,000	2,002,243
World Acceptance Corp., 7.00%, 11/01/2026(b)(c)	1,180,000	1,092,987

		16,608,008

Consumer Staples Distribution & Retail-1.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	3,270,000	3,110,033
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	2,120,000	2,027,517

		5,137,550

Containers & Packaging-4.07%
Berry Global, Inc., 4.50%, 02/15/2026(b)	1,270,000	1,232,267
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)(c)	860,000	838,332
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026(c)	1,460,000	1,538,519
LABL, Inc., 6.75%, 07/15/2026(b)(c)	2,924,000	2,838,216
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)(c)	11,980,000	12,147,025

		18,594,359

Diversified Consumer Services-0.37%
Graham Holdings Co., 5.75%, 06/01/2026(b)	1,685,000	1,669,127

Diversified Telecommunication Services-3.73%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	9,045,000	8,881,353
Iliad Holding S.A.S.U. (France), 6.50%, 10/15/2026(b)	5,230,000	5,174,539
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)	3,756,000	2,961,767

		17,017,659

Electric Utilities-2.44%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	5,230,000	5,522,574
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	1,355,000	1,336,342
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	4,360,000	4,297,634

		11,156,550

Energy Equipment & Services-1.82%
Permian Resources Operating LLC
5.38%, 01/15/2026(b)	1,263,000	1,243,397
7.75%, 02/15/2026(b)	1,310,000	1,326,717
9.88%, 07/15/2031(b)(c)	2,180,000	2,416,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

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(Unaudited)

	Principal Amount	Value
Energy Equipment & Services-(continued)
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	$1,142,000	$1,142,267
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	886,000	883,064
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)(c)	1,277,000	1,301,959

		8,313,836

Entertainment-0.64%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	1,690,000	1,666,136
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	1,283,000	1,267,890

		2,934,026

Financial Services-4.91%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)(c)	2,460,000	2,435,277
Block, Inc., 2.75%, 06/01/2026(c)	4,360,000	4,071,957
GGAM Finance Ltd. (Ireland), 7.75%, 05/15/2026(b)(c)	1,675,000	1,703,291
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)(c)	1,310,000	1,258,863
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026(b)	2,180,000	2,120,403
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,501,000	1,387,474
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	5,014,000	4,618,521
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	4,790,000	4,802,238

		22,398,024

Gas Utilities-1.24%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,940,000	2,851,739
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	2,830,000	2,803,866

		5,655,605

Ground Transportation-0.41%
Hertz Corp. (The), 4.63%, 12/01/2026(b)(c)	2,090,000	1,852,263

Health Care Providers & Services-2.79%
Heartland Dental LLC/Heartland Dental Finance Corp., 8.50%, 05/01/2026(b)	1,350,000	1,332,288
Tenet Healthcare Corp., 4.88%, 01/01/2026	8,670,000	8,666,456
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)(c)	3,027,000	2,743,520

		12,742,264

Health Care REITs-0.41%
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(c)	2,090,000	1,863,707

Hotel & Resort REITs-0.45%
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	2,180,000	2,057,157

	Principal Amount	Value
Hotels, Restaurants & Leisure-6.47%
Carnival Corp., 7.63%, 03/01/2026(b)(c)	$5,890,000	$5,970,930
CCM Merger, Inc., 6.38%, 05/01/2026(b)	1,155,000	1,140,229
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	2,830,000	2,804,169
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	1,250,000	1,151,020
Life Time, Inc.
5.75%, 01/15/2026(b)	4,032,000	4,002,153
8.00%, 04/15/2026(b)(c)	2,071,000	2,091,772
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	1,670,000	1,651,886
MGM Resorts International, 4.63%, 09/01/2026(c)	1,740,000	1,688,407
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	5,118,000	4,830,138
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/2026(b)	1,496,000	1,441,244
Travel + Leisure Co., 6.63%, 07/31/2026(b)(c)	2,710,000	2,741,016

		29,512,964

Household Durables-2.63%
Newell Brands, Inc., 5.20%, 04/01/2026	8,648,000	8,406,732
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	3,700,000	3,592,071

		11,998,803

Household Products-0.44%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	2,070,000	1,991,495

Independent Power and Renewable Electricity Producers-1.18%
Calpine Corp., 5.25%, 06/01/2026(b)(c)	1,835,000	1,809,434
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)(c)	2,390,000	2,234,418
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	1,670,000	1,359,255

		5,403,107

Industrial Conglomerates-1.16%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	5,440,000	5,306,047

Insurance-2.88%
HUB International Ltd., 7.25%, 06/15/2030(b)	12,855,000	13,121,973

Interactive Media & Services-0.43%
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	3,280,000	1,960,554

IT Services-0.83%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)(c)	2,100,000	1,992,307
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)(c)	1,880,000	1,805,668

		3,797,975

Life Sciences Tools & Services-0.98%
IQVIA, Inc., 5.00%, 10/15/2026(b)	4,580,000	4,481,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Machinery-1.14%
Chart Industries, Inc., 9.50%, 01/01/2031(b)(c)	$2,220,000	$2,386,855
Titan Acquisition Ltd./Titan Co- Borrower LLC (Canada), 7.75%, 04/15/2026(b)	2,830,000	2,832,264

		5,219,119

Marine Transportation-1.51%
NCL Corp. Ltd., 8.13%, 01/15/2029(b)(c)	3,440,000	3,621,931
Viking Cruises Ltd., 9.13%, 07/15/2031(b)(c)	3,010,000	3,260,639

		6,882,570

Media-5.72%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	3,272,000	3,217,652
DISH DBS Corp., 5.25%, 12/01/2026(b)	11,140,000	8,918,962
Gannett Holdings LLC, 6.00%, 11/01/2026(b)(c)	1,224,000	1,107,249
Gray Television, Inc., 5.88%, 07/15/2026(b)(c)	2,920,000	2,774,000
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	4,362,000	4,071,600
Summer (BC) Bidco B LLC, 5.50%, 10/31/2026(b)	1,850,000	1,787,387
TEGNA, Inc., 4.75%, 03/15/2026(b)(c)	2,295,000	2,219,930
Townsquare Media, Inc., 6.88%, 02/01/2026(b)(c)	2,100,000	2,027,675

		26,124,455

Metals & Mining-2.79%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	2,402,000	2,153,087
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	3,608,000	3,639,116
Constellium SE, 5.88%, 02/15/2026(b)	1,085,000	1,077,286
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	1,143,000	1,164,614
Novelis Corp., 3.25%, 11/15/2026(b)	3,270,000	3,036,490
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	1,670,000	1,646,189

		12,716,782

Mortgage REITs-0.36%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)(c)	1,745,000	1,629,315

Oil, Gas & Consumable Fuels-13.55%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)(c)	3,128,000	3,143,792
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	2,395,000	2,447,882
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	655,000	690,986
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	1,739,000	1,705,057
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	1,310,000	1,300,974

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Buckeye Partners L.P., 3.95%, 12/01/2026	$2,612,000	$2,472,519
California Resources Corp., 7.13%, 02/01/2026(b)	2,380,000	2,394,578
Callon Petroleum Co., 6.38%, 07/01/2026(c)	1,397,000	1,400,217
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	2,179,000	2,161,835
Chord Energy Corp., 6.38%, 06/01/2026(b)	1,745,000	1,748,560
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	2,760,000	2,779,521
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	1,742,000	1,689,401
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)(c)	3,049,000	3,040,463
EQM Midstream Partners L.P., 4.13%, 12/01/2026	2,179,000	2,090,716
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	1,475,000	1,462,666
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)(c)	2,090,000	2,039,474
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	3,469,000	3,423,122
Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)	2,610,000	2,631,180
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	1,740,000	1,707,836
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	2,604,000	2,590,915
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(c)	6,540,000	6,321,650
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	2,192,000	2,150,900
SM Energy Co., 6.75%, 09/15/2026(c)	1,755,000	1,746,687
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)(c)	2,182,000	2,170,315
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00%, 10/15/2026(b)(c)(d)	3,280,000	3,248,370
12.00%, 10/15/2026(b)	910,000	903,175
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	1,250,000	1,160,098
W&T Offshore, Inc., 11.75%, 02/01/2026(b)(c)	1,150,000	1,184,153

		61,807,042

Paper & Forest Products-0.27%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	1,257,000	1,214,421

Passenger Airlines-2.88%
Air Canada (Canada), 3.88%, 08/15/2026(b)	5,230,000	4,959,240
United AirLines, Inc., 4.38%, 04/15/2026(b)	8,495,000	8,185,311

		13,144,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

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(Unaudited)

	Principal Amount	Value
Personal Care Products-0.94%
Coty, Inc.
5.00%, 04/15/2026(b)(c)	$2,830,000	$2,776,074
6.50%, 04/15/2026(b)	1,530,000	1,529,742

		4,305,816

Pharmaceuticals-0.65%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	3,050,000	2,946,816

Real Estate Management & Development-0.35%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	1,671,000	1,589,472

Retail REITs-1.02%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)	4,739,000	4,652,506

Software-1.30%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	1,744,000	1,713,653
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,465,000	1,464,817
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)(c)	1,160,000	1,102,534
Fair Isaac Corp., 5.25%, 05/15/2026(b)(c)	1,670,000	1,653,801

		5,934,805

Specialty Retail-1.80%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	2,300,000	2,015,870
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	3,246,000	3,218,497
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	3,030,000	2,966,222

		8,200,589

Technology Hardware, Storage & Peripherals-3.18%
Seagate HDD Cayman
8.25%, 12/15/2029(b)(c)	2,178,000	2,335,572
8.50%, 07/15/2031(b)(c)	2,180,000	2,358,874
Western Digital Corp., 4.75%, 02/15/2026(c)	10,020,000	9,802,410

		14,496,856

Textiles, Apparel & Luxury Goods-1.37%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	3,923,000	3,790,258
Under Armour, Inc., 3.25%, 06/15/2026(c)	2,600,000	2,450,590

		6,240,848

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Tobacco-0.23%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	$1,090,000	$1,069,650

Trading Companies & Distributors-0.55%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)(c)	1,310,000	1,270,476
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	1,305,000	1,259,756

		2,530,232

Water Utilities-0.38%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	1,744,000	1,744,540

Total U.S. Dollar Denominated Bonds & Notes (Cost $445,417,135)		441,905,928

	Shares
Money Market Funds-2.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $9,950,190)	9,950,190	9,950,190

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $455,367,325)		451,856,118

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.19%
Invesco Private Government Fund, 5.29%(e)(f)(g)	30,627,316	30,627,316
Invesco Private Prime Fund, 5.49%(e)(f)(g)	88,820,530	88,864,940

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,502,845)		119,492,256

TOTAL INVESTMENTS IN SECURITIES-125.22% (Cost $574,870,170)		571,348,374
OTHER ASSETS LESS LIABILITIES-(25.22)%		(115,060,224)

NET ASSETS-100.00%		$456,288,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $351,477,593, which represented 77.03% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$4,437,939	$47,939,560	$(42,427,309)	$-	$-	$9,950,190	$126,619

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	18,066,546	68,201,216	(55,640,446)	-	-	30,627,316	611,633	*

Invesco Private Prime Fund	46,453,822	149,062,881	(106,669,703)	(12,027)	29,967	88,864,940	1,647,957	*

Total	$68,958,307	$265,203,657	$(204,737,458)	$(12,027)	$29,967	$129,442,446	$2,386,209

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Energy	15.37

Consumer Discretionary	14.92

Industrials	14.15

Financials	12.27

Communication Services	10.52

Materials	8.62

Information Technology	6.37

Utilities	5.24

Health Care	4.42

Sector Types Each Less Than 3%	4.97

Money Market Funds Plus Other Assets Less Liabilities	3.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.37%
Aerospace & Defense-1.24%
Moog, Inc., 4.25%, 12/15/2027(b)	$748,000	$700,795
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	1,515,000	1,509,055

		2,209,850

Automobile Components-2.36%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	757,000	748,326
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)	605,000	577,076
5.75%, 07/15/2027(b)	530,000	504,035
Dana, Inc., 5.38%, 11/15/2027(c)	595,000	574,957
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	1,040,000	999,150
United Rentals (North America), Inc., 5.50%, 05/15/2027	787,000	782,597

		4,186,141

Automobiles-0.67%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	605,000	580,688
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	655,000	617,089

		1,197,777

Banks-0.44%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	813,000	775,713

Broadline Retail-1.99%
QVC, Inc., 4.75%, 02/15/2027(c)	850,000	766,926
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	2,600,000	2,768,812

		3,535,738

Building Products-0.30%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	550,000	531,943

Capital Markets-0.51%
APX Group, Inc., 6.75%, 02/15/2027(b)(c)	898,000	900,074

Chemicals-2.86%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	785,000	758,761
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2026(b)(d)	730,000	751,912
Chemours Co. (The), 5.38%, 05/15/2027(c)	740,000	676,811
HB Fuller Co., 4.00%, 02/15/2027(c)	474,000	452,585
Methanex Corp. (Canada), 5.13%, 10/15/2027	1,060,000	1,019,975
Olympus Water US Holding Corp., 7.13%, 10/01/2027(b)(c)	492,000	490,121

	Principal Amount	Value
Chemicals-(continued)
SNF Group SACA (France), 3.13%, 03/15/2027(b)	$460,000	$427,091
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	510,000	502,888

		5,080,144

Commercial Services & Supplies-3.99%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	1,599,000	1,595,181
Brink’s Co. (The), 4.63%, 10/15/2027(b)	938,000	887,345
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	856,000	826,811
CoreCivic, Inc., 4.75%, 10/15/2027	370,000	349,162
Enviri Corp., 5.75%, 07/31/2027(b)	704,000	658,493
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)(c)	869,000	830,924
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)(c)	569,000	511,281
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)(c)	1,564,000	1,433,493

		7,092,690

Construction & Engineering-1.17%
AECOM, 5.13%, 03/15/2027	1,509,000	1,479,826
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	605,000	603,240

		2,083,066

Construction Materials-0.44%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)(c)	780,000	779,067

Consumer Finance-1.64%
Navient Corp.
5.00%, 03/15/2027(c)	1,060,000	1,006,171
11.50%, 03/15/2031	760,000	832,289
OneMain Finance Corp., 3.50%, 01/15/2027(c)	1,175,000	1,083,049

		2,921,509

Consumer Staples Distribution & Retail-2.00%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	2,053,000	1,981,283
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	1,612,000	1,580,497

		3,561,780

Containers & Packaging-4.12%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)(c)	910,000	894,485
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)(c)	1,520,000	1,104,199
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	437,000	423,202
LABL, Inc., 10.50%, 07/15/2027(b)	1,076,000	1,045,869
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	2,102,000	2,046,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Containers & Packaging-(continued)
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(b)(c)	$934,000	$932,648
Pactiv LLC, 8.38%, 04/15/2027	250,000	260,312
Sealed Air Corp., 4.00%, 12/01/2027(b)(c)	648,000	603,388

		7,310,638

Distributors-0.54%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	1,007,000	965,960

Diversified Consumer Services-1.06%
Service Corp. International, 4.63%, 12/15/2027	832,000	798,919
Sotheby’s, 7.38%, 10/15/2027(b)(c)	1,125,000	1,082,069

		1,880,988

Diversified Telecommunication Services-3.38%
Altice France S.A. (France), 8.13%, 02/01/2027(b)(c)	2,661,000	2,448,026
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	1,751,000	1,693,745
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	2,241,000	1,868,254

		6,010,025

Electric Utilities-1.40%
NRG Energy, Inc., 6.63%, 01/15/2027	582,000	582,668
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	1,978,000	1,898,148

		2,480,816

Electrical Equipment-0.24%
EnerSys, 4.38%, 12/15/2027(b)	454,000	427,793

Energy Equipment & Services-3.28%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	740,000	660,942
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	931,000	938,177
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	1,050,000	1,047,134
Permian Resources Operating LLC, 8.00%, 04/15/2027(b)	862,000	889,741
Transocean, Inc., 11.50%, 01/30/2027(b)	1,073,000	1,116,730
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,175,000	1,170,032

		5,822,756

Entertainment-1.87%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	1,876,000	1,893,676
4.75%, 10/15/2027(b)(c)	1,488,000	1,425,935

		3,319,611

Financial Services-3.34%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)(c)	670,000	673,294
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	642,000	609,917
GGAM Finance Ltd. (Ireland), 8.00%, 02/15/2027(b)(c)	1,040,000	1,066,620
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)(c)	908,000	893,549

	Principal Amount	Value
Financial Services-(continued)
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	$585,000	$550,708
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)(c)	1,514,000	1,411,941
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	757,000	735,149

		5,941,178

Food Products-0.39%
Post Holdings, Inc., 5.75%, 03/01/2027(b)	683,000	689,543

Gas Utilities-0.43%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	800,000	757,077

Ground Transportation-0.50%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	907,000	882,626

Health Care Equipment & Supplies-0.91%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	520,000	551,792
Teleflex, Inc., 4.63%, 11/15/2027	727,000	694,969
Varex Imaging Corp., 7.88%, 10/15/2027(b)	369,000	373,426

		1,620,187

Health Care Providers & Services-5.49%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)(c)	755,000	744,069
Community Health Systems, Inc.
5.63%, 03/15/2027(b)(c)	2,886,000	2,643,882
8.00%, 12/15/2027(b)	1,049,000	1,004,491
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)(c)	908,000	843,300
Tenet Healthcare Corp.
6.25%, 02/01/2027(c)	2,280,000	2,276,481
5.13%, 11/01/2027	2,280,000	2,234,619

		9,746,842

Health Care REITs-0.98%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(c)	2,129,000	1,744,594

Hotel & Resort REITs-0.93%
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,059,000	1,012,293
Service Properties Trust, 5.50%, 12/15/2027(c)	681,000	641,886

		1,654,179

Hotels, Restaurants & Leisure-10.44%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	585,000	579,632
Affinity Interactive, 6.88%, 12/15/2027(b)(c)	816,000	753,429
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	1,523,000	1,465,841
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	2,516,000	2,585,067
Carnival Corp., 5.75%, 03/01/2027(b)(c)	4,640,000	4,585,708
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	787,000	779,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	$938,000	$916,012
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	1,135,000	1,107,132
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)(c)	543,000	545,623
PENN Entertainment, Inc., 5.63%, 01/15/2027(b)(c)	605,000	578,909
Sabre GLBL, Inc.
8.63%, 06/01/2027(b)(c)	1,291,000	1,137,959
11.25%, 12/15/2027(b)(c)	839,000	789,184
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	757,000	741,515
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	605,000	603,301
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	1,413,000	1,384,184

		18,552,696

Household Durables-1.38%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	529,000	514,675
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	787,000	759,647
Newell Brands, Inc., 6.38%, 09/15/2027(c)	757,000	735,676
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	444,000	433,391

		2,443,389

Household Products-0.69%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	454,000	450,513
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	800,000	772,652

		1,223,165

Independent Power and Renewable Electricity Producers-0.44%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	832,000	777,147

Industrial Conglomerates-1.17%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	2,258,000	2,077,089

Insurance-1.70%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)	1,115,000	1,030,406
6.75%, 10/15/2027(b)	2,040,000	1,983,757

		3,014,163

Interactive Media & Services-1.81%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	701,000	669,211
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	2,681,000	2,543,624

		3,212,835

	Principal Amount	Value
IT Services-1.08%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)(c)	$680,000	$617,106
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	681,000	680,632
Unisys Corp., 6.88%, 11/01/2027(b)(c)	697,000	627,077

		1,924,815

Machinery-1.57%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	478,000	437,826
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)(c)	2,440,000	2,347,283

		2,785,109

Media-11.83%
Belo Corp.
7.75%, 06/01/2027	300,000	305,917
7.25%, 09/15/2027	335,000	338,202
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	5,081,000	4,808,506
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	1,952,000	1,827,347
CMG Media Corp., 8.88%, 12/15/2027(b)	1,336,000	894,268
CSC Holdings LLC, 5.50%, 04/15/2027(b)	2,040,000	1,832,324
DISH Network Corp., 11.75%, 11/15/2027(b)	5,268,000	5,498,756
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	630,000	644,007
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)(c)	629,000	511,192
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	410,000	377,405
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)(c)	2,280,000	2,174,726
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)(c)	898,000	880,702
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)(c)	950,000	929,026

		21,022,378

Metals & Mining-0.75%
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)(c)	747,000	729,386
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	605,000	599,776

		1,329,162

Mortgage REITs-1.14%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	541,000	474,311
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	914,000	842,125
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)(c)	757,000	710,656

		2,027,092

Oil, Gas & Consumable Fuels-6.39%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	527,000	669,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	$618,000	$641,577
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	507,000	502,358
EnQuest PLC (United Kingdom), 11.63%, 11/01/2027(b)(c)	400,000	392,080
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	787,000	805,764
6.50%, 07/01/2027(b)	1,412,000	1,427,230
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	828,000	858,751
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	1,539,000	1,551,132
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	450,000	457,341
Murphy Oil Corp., 5.88%, 12/01/2027(c)	724,000	719,532
Murphy Oil USA, Inc., 5.63%, 05/01/2027	444,000	437,769
NuStar Logistics L.P., 5.63%, 04/28/2027	862,000	853,919
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	747,000	733,795
SM Energy Co., 6.63%, 01/15/2027(c)	648,000	645,936
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	655,000	647,035

		11,343,251

Passenger Airlines-0.44%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	812,000	791,410

Pharmaceuticals-0.54%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	1,510,000	968,287

Professional Services-0.68%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)(c)	757,000	713,279
Korn Ferry, 4.63%, 12/15/2027(b)	525,000	496,623

		1,209,902

Retail REITs-0.55%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	1,105,000	972,689

Software-0.77%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	1,362,000	1,370,238

Specialized REITs-2.03%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	1,514,000	1,453,695
SBA Communications Corp., 3.88%, 02/15/2027(c)	2,275,000	2,148,812

		3,602,507

	Principal Amount	Value
Specialty Retail-0.61%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	$525,000	$500,044
Lithia Motors, Inc., 4.63%, 12/15/2027(b)(c)	605,000	576,965

		1,077,009

Technology Hardware, Storage & Peripherals-1.59%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	820,000	788,819
Seagate HDD Cayman
4.88%, 06/01/2027(c)	765,000	741,575
9.63%, 12/01/2032	1,140,000	1,289,340

		2,819,734

Trading Companies & Distributors-1.01%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	1,826,000	1,789,218

Wireless Telecommunication Services-0.29%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)(c)	530,000	509,179

Total U.S. Dollar Denominated Bonds & Notes (Cost $172,799,403)		172,952,769

	Shares
Money Market Funds-0.87%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $1,537,942)	1,537,942	1,537,942

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.24% (Cost $174,337,345)		174,490,711

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-30.55%
Invesco Private Government Fund, 5.29%(e)(f)(g)	15,501,866	15,501,866
Invesco Private Prime Fund, 5.49%(e)(f)(g)	38,743,454	38,762,826

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,269,566)		54,264,692

TOTAL INVESTMENTS IN SECURITIES-128.79% (Cost $228,606,911)		228,755,403
OTHER ASSETS LESS LIABILITIES-(28.79)%		(51,133,350)

NET ASSETS-100.00%		$177,622,053

Investment Abbreviations:

REIT -Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $132,509,062, which represented 74.60% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$775,448	$7,606,755	$(6,844,261)	$-	$-	$1,537,942	$32,040

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	7,741,004	33,507,855	(25,746,993)	-	-	15,501,866	252,038	*

Invesco Private Prime Fund	19,905,247	71,130,425	(52,282,314)	(4,874)	14,342	38,762,826	677,348	*

Total	$28,421,699	$112,245,035	$(84,873,568)	$(4,874)	$14,342	$55,802,634	$961,426

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Communication Services	19.18

Consumer Discretionary	19.05

Industrials	12.32

Energy	9.67

Financials	8.77

Materials	8.16

Health Care	6.95

Real Estate	4.49

Information Technology	3.44

Consumer Staples	3.08

Utilities	2.26

Money Market Funds Plus Other Assets Less Liabilities	2.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.49%
Aerospace & Defense-2.70%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)(c)	$650,000	$631,644
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	326,000	303,545
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	580,000	509,768
TransDigm, Inc., 6.75%, 08/15/2028(b)	1,830,000	1,854,167
Triumph Group, Inc., 9.00%, 03/15/2028(b)	1,000,000	1,046,584

		4,345,708

Automobile Components-4.17%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	320,000	309,507
ANGI Group LLC, 3.88%, 08/15/2028(b)(c)	420,000	361,331
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)(c)	440,000	399,122
Benteler International AG (Austria), 10.50%, 05/15/2028(b)(c)	435,000	467,553
Clarios Global L.P./Clarios US Finance Co., 6.75%, 05/15/2028(b)(c)	650,000	658,424
Dana, Inc., 5.63%, 06/15/2028(c)	350,000	339,223
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	410,000	408,351
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(b)(c)	400,000	318,100
Tenneco, Inc., 8.00%, 11/17/2028(b)	1,660,000	1,514,277
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	1,460,000	1,410,813
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	520,000	531,327

		6,718,028

Automobiles-0.77%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)(c)	485,000	478,014
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	500,000	505,516
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	260,000	256,741

		1,240,271

Biotechnology-0.31%
Grifols S.A. (Spain), 4.75%, 10/15/2028(b)	600,000	500,340

Broadline Retail-0.23%
QVC, Inc., 4.38%, 09/01/2028(c)	440,000	361,368

Building Products-1.06%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	220,000	225,247
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028(b)(c)	460,000	482,425
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028(b)	487,000	464,504
9.75%, 07/15/2028(b)	190,000	192,562
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	360,000	343,760

		1,708,498

	Principal Amount	Value
Capital Markets-1.88%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	$868,000	$734,268
NFP Corp.
4.88%, 08/15/2028(b)(c)	460,000	459,273
6.88%, 08/15/2028(b)	1,810,000	1,839,755

		3,033,296

Chemicals-5.77%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	671,000	426,431
Calderys Financing LLC (France), 11.25%, 06/01/2028(b)	480,000	514,489
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	680,000	597,127
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	420,000	341,332
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)(c)	460,000	435,360
Element Solutions, Inc., 3.88%, 09/01/2028(b)	700,000	635,156
HB Fuller Co., 4.25%, 10/15/2028	261,000	241,992
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)(c)	301,000	263,199
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	400,000	394,010
Ingevity Corp., 3.88%, 11/01/2028(b)(c)	480,000	424,198
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	230,000	192,321
Iris Holding, Inc., 10.00%, 12/15/2028(b)	320,000	278,152
LSB Industries, Inc., 6.25%, 10/15/2028(b)(c)	500,000	474,618
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	320,000	303,901
NOVA Chemicals Corp. (Canada), 8.50%, 11/15/2028(b)	350,000	369,987
Olympus Water US Holding Corp.
4.25%, 10/01/2028(b)	690,000	618,751
9.75%, 11/15/2028(b)	1,480,000	1,574,420
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	960,000	878,414
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	353,000	328,872

		9,292,730

Commercial Services & Supplies-4.63%
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	680,000	603,145
4.63%, 06/01/2028(b)	1,070,000	952,686
Garda World Security Corp. (Canada), 7.75%, 02/15/2028(b)	350,000	355,792
GEO Group, Inc. (The), 10.50%, 06/30/2028(c)	250,000	255,733
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	650,000	596,536
3.50%, 09/01/2028(b)(c)	650,000	589,920
Interface, Inc., 5.50%, 12/01/2028(b)	240,000	225,365
Madison IAQ LLC, 4.13%, 06/30/2028(b)(c)	580,000	528,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Commercial Services & Supplies-(continued)
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	$920,000	$803,721
5.75%, 11/01/2028(b)	853,000	681,389
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)(c)	1,130,000	1,115,754
R.R. Donnelley & Sons Co., 9.75%, 07/31/2028(b)	250,000	255,872
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	480,000	491,856

		7,456,699

Communications Equipment-0.16%
Viasat, Inc., 6.50%, 07/15/2028(b)(c)	342,000	253,730

Construction & Engineering-1.16%
Fluor Corp., 4.25%, 09/15/2028(c)	520,000	492,089
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(b)	480,000	506,282
Pike Corp., 5.50%, 09/01/2028(b)	631,000	599,280
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	267,000	265,558

		1,863,209

Construction Materials-0.64%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	622,000	638,859
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	420,000	394,823

		1,033,682

Consumer Finance-1.87%
Credit Acceptance Corp., 9.25%, 12/15/2028(b)	520,000	550,732
Enova International, Inc., 11.25%, 12/15/2028(b)	348,000	364,759
FirstCash, Inc., 4.63%, 09/01/2028(b)	440,000	407,524
goeasy Ltd. (Canada), 9.25%, 12/01/2028(b)(c)	480,000	509,760
Navient Corp., 4.88%, 03/15/2028(c)	440,000	402,198
OneMain Finance Corp., 3.88%, 09/15/2028	520,000	454,947
PRA Group, Inc., 8.38%, 02/01/2028(b)	330,000	322,781

		3,012,701

Consumer Staples Distribution & Retail-2.01%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.50%, 02/15/2028(b)(c)	650,000	654,514
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	1,000,000	959,354
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	351,000	278,471
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	335,000	272,681
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	270,000	276,589
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	421,000	351,061
US Foods, Inc., 6.88%, 09/15/2028(b)(c)	440,000	448,250

		3,240,920

	Principal Amount	Value
Containers & Packaging-3.41%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)(c)	$520,000	$451,344
Ball Corp., 6.88%, 03/15/2028	650,000	666,355
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)(c)	380,000	367,769
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	432,000	383,303
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	380,000	347,912
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)(c)	597,000	556,565
LABL, Inc.
5.88%, 11/01/2028(b)	440,000	394,943
9.50%, 11/01/2028(b)	250,000	250,372
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)(c)	420,000	389,629
Sealed Air Corp., 6.13%, 02/01/2028(b)	672,000	670,494
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	460,000	429,934
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(b)	540,000	576,649

		5,485,269

Distributors-0.27%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)(c)	416,000	439,252

Diversified Consumer Services-1.01%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	345,000	328,759
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	930,000	983,010
Grand Canyon University, 5.13%, 10/01/2028(c)	340,000	306,697

		1,618,466

Diversified REITs-1.73%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/2028(b)	2,270,000	2,352,021
4.75%, 04/15/2028(b)	500,000	435,021

		2,787,042

Diversified Telecommunication Services-3.29%
Altice France S.A. (France), 5.50%, 01/15/2028(b)	960,000	784,350
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)(c)	320,000	264,581
6.50%, 10/01/2028(b)(c)	650,000	559,000
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)(c)	1,300,000	1,204,462
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)(c)	745,000	737,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	$1,201,000	$1,122,572
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	828,000	630,175

		5,302,862

Electric Utilities-0.84%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	560,000	514,290
PG&E Corp., 5.00%, 07/01/2028(c)	870,000	830,628

		1,344,918

Electrical Equipment-0.41%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	720,000	664,991

Energy Equipment & Services-1.38%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	660,000	644,080
Bristow Group, Inc., 6.88%, 03/01/2028(b)	320,000	313,626
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	700,000	706,309
Nine Energy Service, Inc., 13.00%, 02/01/2028	130,000	108,463
Oceaneering International, Inc., 6.00%, 02/01/2028	170,000	167,314
Transocean Aquila Ltd., 8.00%, 09/30/2028(b)	280,000	285,477

		2,225,269

Entertainment-0.64%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)(c)	670,000	626,628
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)(c)	440,000	406,076

		1,032,704

Financial Services-2.87%
AG Issuer LLC, 6.25%, 03/01/2028(b)	440,000	426,161
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(b)	335,000	322,115
GGAM Finance Ltd. (Ireland), 8.00%, 06/15/2028(b)	520,000	538,378
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	870,000	783,619
LD Holdings Group LLC, 6.13%, 04/01/2028(b)	500,000	408,707
Macquarie Airfinance Holdings Ltd. (United Kingdom), 8.38%, 05/01/2028(b)	440,000	461,252
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	870,000	798,234
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	740,000	699,573
Werner FinCo L.P./Werner FinCo, Inc., 11.50%, 06/15/2028(b)	170,000	182,594

		4,620,633

Food Products-1.73%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	480,000	500,308
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	363,000	336,065

	Principal Amount	Value
Food Products-(continued)
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	$440,000	$426,566
Post Holdings, Inc., 5.63%, 01/15/2028(b)(c)	820,000	805,733
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	370,000	346,746
TreeHouse Foods, Inc., 4.00%, 09/01/2028	420,000	371,091

		2,786,509

Gas Utilities-0.28%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	440,000	446,948

Ground Transportation-0.27%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)	440,000	440,964

Health Care Equipment & Supplies-1.25%
Bausch & Lomb Corp., 8.38%, 10/01/2028(b)	1,220,000	1,276,425
Hologic, Inc., 4.63%, 02/01/2028(b)	340,000	326,107
Teleflex, Inc., 4.25%, 06/01/2028(b)	440,000	411,247

		2,013,779

Health Care Providers & Services-3.47%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	380,000	367,722
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	1,349,000	1,274,924
Cano Health LLC, 6.25%, 10/01/2028(b)	100,000	1,500
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)	610,000	641,263
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	700,000	652,747
Tenet Healthcare Corp.
4.63%, 06/15/2028(c)	520,000	495,458
6.13%, 10/01/2028(c)	2,182,000	2,159,122

		5,592,736

Health Care REITs-0.39%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	320,000	289,720
Diversified Healthcare Trust, 4.75%, 02/15/2028	420,000	334,735

		624,455

Hotel & Resort REITs-0.60%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)(c)	630,000	612,933
RHP Hotel Properties L.P./RHP Finance Corp., 7.25%, 07/15/2028(b)	340,000	348,525

		961,458

Hotels, Restaurants & Leisure-4.46%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	650,000	610,720
Acushnet Co., 7.38%, 10/15/2028(b)	302,000	311,667
Carnival Corp., 4.00%, 08/01/2028(b)	2,100,000	1,938,708
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028	260,000	260,631
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	610,000	577,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	$362,000	$339,760
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	440,000	439,152
Light & Wonder International, Inc., 7.00%, 05/15/2028(b)	610,000	613,265
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(b)	240,000	253,420
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	303,000	281,868
MGM Resorts International, 4.75%, 10/15/2028(c)	657,000	617,246
Station Casinos LLC, 4.50%, 02/15/2028(b)	580,000	541,234
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	422,000	392,721

		7,177,917

Household Durables-1.15%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	444,000	397,344
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	240,000	249,609
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	240,000	236,114
LGI Homes, Inc., 8.75%, 12/15/2028(b)	350,000	367,063
M/I Homes, Inc., 4.95%, 02/01/2028	340,000	324,029
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	286,000	281,524

		1,855,683

Household Products-0.63%
Central Garden & Pet Co., 5.13%, 02/01/2028	240,000	232,274
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	492,000	450,366
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	340,000	328,950

		1,011,590

Independent Power and Renewable Electricity Producers-2.46%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	340,000	310,953
Calpine Corp.
4.50%, 02/15/2028(b)	1,060,000	999,497
5.13%, 03/15/2028(b)(c)	1,180,000	1,123,262
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	740,000	692,757
Sunnova Energy Corp., 11.75%, 10/01/2028(b)(c)	300,000	252,766
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	610,000	577,083

		3,956,318

Insurance-0.67%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	1,090,000	1,083,520

Interactive Media & Services-0.94%
Cars.com, Inc., 6.38%, 11/01/2028(b)	330,000	318,072

	Principal Amount	Value
Interactive Media & Services-(continued)
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(c)	$440,000	$414,055
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	871,000	774,420

		1,506,547

IT Services-2.22%
Acuris Finance US, Inc./Acuris Finance S.a.r.l., 5.00%, 05/01/2028(b)	285,000	255,467
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	338,000	301,804
Arches Buyer, Inc., 4.25%, 06/01/2028(b)(c) .	830,000	709,988
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	350,000	291,613
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)(c)	910,000	933,637
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	360,000	323,438
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028(b)	450,000	489,157
Virtusa Corp., 7.13%, 12/15/2028(b)	300,000	266,346

		3,571,450

Machinery-1.43%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	310,000	283,211
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	420,000	276,647
Maxim Crane Works Holdings Capital, LLC, 11.50%, 09/01/2028(b)	420,000	437,147
Titan International, Inc., 7.00%, 04/30/2028	350,000	347,789
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	335,000	328,042
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	320,000	329,945
Wabash National Corp., 4.50%, 10/15/2028(b)	320,000	293,200

		2,295,981

Media-8.60%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	645,000	600,898
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	2,178,000	2,011,909
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(b)	870,000	753,084
9.00%, 09/15/2028(b)(c)	650,000	678,402
CSC Holdings LLC
5.38%, 02/01/2028(b)	870,000	759,219
11.25%, 05/15/2028(b)	870,000	898,501
DISH DBS Corp., 5.75%, 12/01/2028(b)	2,010,000	1,395,694
GCI LLC, 4.75%, 10/15/2028(b)(c)	502,000	450,856
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)(c)	412,000	297,064
Lamar Media Corp., 3.75%, 02/15/2028	501,000	465,123
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	690,000	641,683
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	1,740,000	1,569,368
Sunrise HoldCo IV B.V. (Netherlands), 5.50%, 01/15/2028(b)	380,000	367,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Media-(continued)
TEGNA, Inc., 4.63%, 03/15/2028(c)	$870,000	$784,349
Univision Communications, Inc., 8.00%, 08/15/2028(b)(c)	1,260,000	1,267,812
Urban One, Inc., 7.38%, 02/01/2028(b)(c)	580,000	498,127
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	440,000	406,296

		13,846,328

Metals & Mining-0.61%
Century Aluminum Co., 7.50%, 04/01/2028(b)	200,000	192,454
Constellium SE, 5.63%, 06/15/2028(b)	255,000	246,177
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	440,000	406,363
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	140,000	141,309

		986,303

Oil, Gas & Consumable Fuels-8.15%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)(c)	450,000	457,286
Callon Petroleum Co., 8.00%, 08/01/2028(b)	568,000	593,653
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 07/15/2028(b)	260,000	257,858
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	1,174,000	1,229,969
Conuma Resources Ltd. (Canada), 13.13%, 05/01/2028(b)	149,000	147,696
Crescent Energy Finance LLC, 9.25%, 02/15/2028(b)	870,000	911,297
CVR Energy, Inc., 5.75%, 02/15/2028(b)	340,000	315,872
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	350,000	335,431
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)(c)	615,000	614,631
EQM Midstream Partners L.P., 5.50%, 07/15/2028	740,000	726,457
Global Marine, Inc., 7.00%, 06/01/2028	227,000	199,157
Greenfire Resources Ltd. (Canada), 12.00%, 10/01/2028(b)	260,000	272,873
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	480,000	461,578
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	700,000	709,120
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	320,000	336,339
Matador Resources Co., 6.88%, 04/15/2028(b)(c)	440,000	447,221
Murphy Oil Corp., 6.38%, 07/15/2028	323,000	323,707
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	619,000	627,338
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	510,000	521,763
SM Energy Co., 6.50%, 07/15/2028(c)	350,000	350,721
Southwestern Energy Co., 8.38%, 09/15/2028	260,000	270,604

	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco L.P. and Sunoco Finance Corp., 7.00%, 09/15/2028(b)(c)	$440,000	$451,099
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	1,900,000	1,931,752
Vital Energy, Inc., 10.13%, 01/15/2028	606,000	634,727

		13,128,149

Paper & Forest Products-0.72%
Ahlstrom Holding 3 Oy (Finland), 4.88%, 02/04/2028(b)	280,000	256,161
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	220,000	203,804
Domtar Corp., 6.75%, 10/01/2028(b)	560,000	518,105
Mercer International, Inc. (Germany), 12.88%, 10/01/2028(b)	170,000	182,519

		1,160,589

Passenger Airlines-0.68%
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	650,000	656,001
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)(c)	490,000	433,979

		1,089,980

Personal Care Products-0.40%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)	650,000	635,173

Pharmaceuticals-2.94%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	286,000	261,749
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	1,287,000	734,798
11.00%, 09/30/2028(b)	1,500,000	1,012,500
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	420,000	395,361
Elanco Animal Health, Inc., 6.65%, 08/28/2028	640,000	646,371
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)(c)	1,830,000	1,676,454

		4,727,233

Professional Services-1.41%
ASGN, Inc., 4.63%, 05/15/2028(b)(c)	480,000	448,125
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	800,000	731,109
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	656,000	581,672
KBR, Inc., 4.75%, 09/30/2028(b)	206,000	189,953
Science Applications International Corp., 4.88%, 04/01/2028(b)	340,000	322,284

		2,273,143

Real Estate Management & Development-0.87%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)(c)	562,000	554,101
Forestar Group, Inc., 5.00%, 03/01/2028(b)	240,000	227,157
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)(c)	650,000	613,941

		1,395,199

Residential REITs-0.13%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	215,000	213,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-0.55%
Entegris, Inc., 4.38%, 04/15/2028(b)	$341,000	$318,967
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	612,000	560,219

		879,186

Software-1.87%
Alteryx, Inc., 8.75%, 03/15/2028(b)	370,000	375,510
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)(c)	370,000	329,503
Fair Isaac Corp., 4.00%, 06/15/2028(b)	789,000	733,715
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l., 4.63%, 05/01/2028(b)	280,000	249,990
MicroStrategy, Inc., 6.13%, 06/15/2028(b)	401,000	387,096
NCR Voyix Corp., 5.00%, 10/01/2028(b)(c)	570,000	530,416
PTC, Inc., 4.00%, 02/15/2028(b)	440,000	410,951

		3,017,181

Specialized REITs-0.69%
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	720,000	694,700
5.00%, 07/15/2028(b)(c)	440,000	416,967

		1,111,667

Specialty Retail-2.64%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	350,000	326,720
Bath & Body Works, Inc., 5.25%, 02/01/2028	400,000	388,741
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	650,000	593,923
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	340,000	313,200
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	740,000	575,467
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,050,000	985,472
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	570,000	532,289
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	545,000	531,868

		4,247,680

Technology Hardware, Storage & Peripherals-0.66%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	480,000	473,688
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	650,000	588,585

		1,062,273

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Principal Amount	Value
Trading Companies & Distributors-1.13%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	$870,000	$834,209
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	1,090,000	984,611

		1,818,820

Wireless Telecommunication Services-0.28%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
6.00%, 02/15/2028(b)	240,000	230,631
10.75%, 06/01/2028(b)	220,000	226,385

		457,016

Total U.S. Dollar Denominated Bonds & Notes (Cost $156,936,736)		156,958,263

	Shares
Money Market Funds-0.70%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $1,119,839)	1,119,839	1,119,839

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.19% (Cost $158,056,575)		158,078,102

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-22.80%
Invesco Private Government Fund, 5.29%(d)(e)(f)	10,278,466	10,278,466
Invesco Private Prime Fund, 5.49%(d)(e)(f)	26,417,128	26,430,337

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,712,162)		36,708,803

TOTAL INVESTMENTS IN SECURITIES-120.99% (Cost $194,768,737)		194,786,905
OTHER ASSETS LESS LIABILITIES-(20.99)%		(33,792,603)

NET ASSETS-100.00%.		$160,994,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $138,505,030, which represented 86.03% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$648,228	$7,209,591	$(6,737,980)	$-	$-	$1,119,839	$22,575

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,187,584	28,628,555	(21,537,673)	-	-	10,278,466	138,866	*

Invesco Private Prime Fund	8,736,644	53,957,745	(36,267,538)	(3,309)	6,795	26,430,337	374,763	*

Total	$12,572,456	$89,795,891	$(64,543,191)	$(3,309)	$6,795	$37,828,642	$536,204

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	14.88

Consumer Discretionary	14.69

Communication Services	13.75

Materials	11.15

Energy	9.54

Health Care	7.97

Financials	7.30

Information Technology	5.46

Consumer Staples	4.77

Real Estate	4.41

Utilities	3.57

Money Market Funds Plus Other Assets Less Liabilities	2.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.81%
Aerospace & Defense-1.42%
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	$150,000	$152,267
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	70,000	65,027
TransDigm, Inc.
4.63%, 01/15/2029	220,000	201,934
4.88%, 05/01/2029	160,000	147,130

		566,358

Automobile Components-1.66%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	110,000	95,485
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)	120,000	109,387
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029	160,000	147,450
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	170,000	158,799
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	60,000	54,979
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	110,000	95,805

		661,905

Automobiles-0.93%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	90,000	88,731
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	120,000	107,863
Jaguar Land Rover Automotive PLC (United Kingdom), 5.50%, 07/15/2029(b)	90,000	86,611
Thor Industries, Inc., 4.00%, 10/15/2029(b)	100,000	88,625

		371,830

Beverages-0.65%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	160,000	145,289
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	130,000	113,606

		258,895

Building Products-1.32%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	70,000	63,160
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	60,000	55,981
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	50,000	42,115
6.75%, 08/01/2029(b)	60,000	51,439
PGT Innovations, Inc., 4.38%, 10/01/2029(b)	130,000	130,994
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029.	60,000	56,417
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)	130,000	125,971

		526,077

Capital Markets-0.66%
APX Group, Inc., 5.75%, 07/15/2029(b)	140,000	133,283
Aretec Group, Inc., 7.50%, 04/01/2029(b)	80,000	73,575
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	60,000	56,561

		263,419

	Principal Amount	Value
Chemicals-3.37%
Axalta Coating Systems LLC, 3.38%, 02/15/2029(b)	$150,000	$133,448
Chemours Co. (The), 4.63%, 11/15/2029(b)	110,000	90,590
INEOS Quattro Finance 2 PLC (United Kingdom), 9.63%, 03/15/2029(b)	70,000	73,724
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029(b)	69,000	60,017
Methanex Corp. (Canada), 5.25%, 12/15/2029	130,000	123,728
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)	101,000	83,670
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	70,000	62,160
Rain Carbon, Inc., 12.25%, 09/01/2029(b)	80,000	80,110
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	130,000	118,355
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	70,000	62,196
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/2029(b)	120,000	102,005
Tronox, Inc., 4.63%, 03/15/2029(b)	190,000	168,430
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	210,000	184,388

		1,342,821

Commercial Services & Supplies-5.12%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	110,000	97,646
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	180,000	162,850
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	201,000	166,641
APi Group DE, Inc.
4.13%, 07/15/2029(b)	60,000	54,048
4.75%, 10/15/2029(b)	70,000	65,104
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	50,000	48,246
Covanta Holding Corp., 4.88%, 12/01/2029(b)	140,000	122,489
Deluxe Corp., 8.00%, 06/01/2029(b)	85,000	74,277
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	110,000	95,852
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	90,000	78,859
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	160,000	149,950
4.38%, 08/15/2029(b)	100,000	91,187
Madison IAQ LLC, 5.88%, 06/30/2029(b)	190,000	169,817
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	520,000	489,877
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	60,000	52,021
Signal Parent, Inc., 6.13%, 04/01/2029(b)	50,000	39,063
Stericycle, Inc., 3.88%, 01/15/2029(b)	90,000	81,087

		2,039,014

Communications Equipment-0.18%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	80,000	69,652

Construction & Engineering-0.69%
Arcosa, Inc., 4.38%, 04/15/2029(b)	70,000	64,675
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	90,000	82,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Principal Amount	Value
Construction & Engineering-(continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	$60,000	$52,483
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	78,000	73,606

		273,685

Construction Materials-0.37%
ACProducts Holdings, Inc., 6.38%, 05/15/2029(b)	110,000	84,295
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	70,000	63,407

		147,702

Consumer Finance-2.17%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	190,000	194,587
Navient Corp., 5.50%, 03/15/2029	140,000	126,875
OneMain Finance Corp.
9.00%, 01/15/2029	190,000	199,732
5.38%, 11/15/2029	140,000	130,083
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	60,000	53,788
PRA Group, Inc., 5.00%, 10/01/2029(b)	60,000	50,314
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	120,000	110,419

		865,798

Consumer Staples Distribution & Retail-2.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	280,000	249,743
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	80,000	71,518
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	210,000	190,790
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	180,000	157,917
US Foods, Inc., 4.75%, 02/15/2029(b)	190,000	178,548

		848,516

Containers & Packaging-1.82%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	190,000	154,528
Ball Corp., 6.00%, 06/15/2029	200,000	201,219
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	110,000	109,462
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	60,000	53,557
LABL, Inc., 8.25%, 11/01/2029(b)	80,000	67,750
Sealed Air Corp., 5.00%, 04/15/2029(b)	80,000	75,858
TriMas Corp., 4.13%, 04/15/2029(b)	70,000	63,875

		726,249

Distributors-0.11%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	50,000	44,317

Diversified Consumer Services-0.62%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	80,000	69,632

	Principal Amount	Value
Diversified Consumer Services-(continued)
Service Corp. International, 5.13%, 06/01/2029	$140,000	$136,962
WW International, Inc., 4.50%, 04/15/2029(b)	90,000	41,794

		248,388

Diversified REITs-0.45%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	235,000	181,175

Diversified Telecommunication Services-3.23%
Altice France S.A. (France)
5.13%, 01/15/2029(b)	100,000	75,692
5.13%, 07/15/2029(b)	450,000	340,364
5.50%, 10/15/2029(b)	400,000	303,362
CommScope, Inc., 4.75%, 09/01/2029(b)	220,000	150,925
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	182,000	163,615
5.88%, 11/01/2029	140,000	120,058
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	150,000	133,693

		1,287,709

Electric Utilities-1.74%
DPL, Inc., 4.35%, 04/15/2029	80,000	72,600
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	70,000	60,359
NextEra Energy Operating Partners L.P., 7.25%, 01/15/2029(b)	130,000	132,253
NRG Energy, Inc.
3.38%, 02/15/2029(b)	100,000	87,375
5.25%, 06/15/2029(b)	130,000	123,336
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)(c)	240,000	219,182

		695,105

Electrical Equipment-0.41%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	180,000	163,415

Electronic Equipment, Instruments & Components-1.57%
Coherent Corp., 5.00%, 12/15/2029(b)	180,000	168,020
Imola Merger Corp., 4.75%, 05/15/2029(b)	396,000	367,308
TTM Technologies, Inc., 4.00%, 03/01/2029(b)	100,000	89,139

		624,467

Energy Equipment & Services-0.89%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	73,000	72,012
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(b)	80,000	84,616
Permian Resources Operating LLC, 5.88%, 07/01/2029(b)	130,000	127,148
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	70,000	69,203

		352,979

Entertainment-1.44%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	170,000	117,688
Banijay Entertainment (France), 8.13%, 05/01/2029(b)	80,000	82,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

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(Unaudited)

	Principal Amount	Value
Entertainment-(continued)
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	$90,000	$85,881
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	137,000	103,686
Playtika Holding Corp., 4.25%, 03/15/2029(b)	110,000	93,951
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	100,000	88,641

		572,660

Financial Services-3.41%
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	40,000	32,872
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	182,000	171,219
Hightower Holding LLC, 6.75%, 04/15/2029(b)	50,000	47,013
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	110,000	101,327
Macquarie Airfinance Holdings Ltd. (United Kingdom), 8.13%, 03/30/2029(b)	90,000	93,658
NCR Atleos Corp., 9.50%, 04/01/2029(b)	280,000	296,450
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(b)	120,000	108,329
7.88%, 12/15/2029(b)	150,000	153,673
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	150,000	133,198
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	110,000	99,673
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	130,000	121,512

		1,358,924

Food Products-0.85%
Post Holdings, Inc., 5.50%, 12/15/2029(b)(c)	240,000	229,824
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	120,000	109,067

		338,891

Gas Utilities-0.36%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	150,000	142,546

Ground Transportation-1.16%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	50,000	43,312
Hertz Corp. (The), 5.00%, 12/01/2029(b)	180,000	138,099
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	300,000	281,461

		462,872

Health Care Equipment & Supplies-3.55%
Hologic, Inc., 3.25%, 02/15/2029(b)	200,000	178,520
Medline Borrower L.P.
3.88%, 04/01/2029(b)	870,000	780,823
5.25%, 10/01/2029(b)(c)	490,000	453,706

		1,413,049

Health Care Providers & Services-2.91%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	90,000	85,134
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	50,000	45,220
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	170,000	152,551
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	100,000	96,661

	Principal Amount	Value
Health Care Providers & Services-(continued)
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	$130,000	$111,935
HealthEquity, Inc., 4.50%, 10/01/2029(b)	110,000	101,240
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	101,000	80,650
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	100,000	73,860
Option Care Health, Inc., 4.38%, 10/31/2029(b)	90,000	82,255
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	90,000	80,522
Tenet Healthcare Corp., 4.25%, 06/01/2029(c)	270,000	248,560

		1,158,588

Hotel & Resort REITs-0.98%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	138,000	126,919
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	110,000	102,344
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	90,000	78,641
XHR L.P., 4.88%, 06/01/2029(b)	90,000	83,201

		391,105

Hotels, Restaurants & Leisure-6.61%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	150,000	135,375
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	50,000	46,311
Boyne USA, Inc., 4.75%, 05/15/2029(b)	130,000	119,621
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	220,000	200,997
Carnival Corp.
6.00%, 05/01/2029(b)(c)	400,000	391,135
7.00%, 08/15/2029(b)	100,000	103,803
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	60,000	61,278
Cedar Fair L.P., 5.25%, 07/15/2029	90,000	85,068
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	70,000	69,452
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	180,000	163,528
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	140,000	127,271
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	160,000	148,382
Light & Wonder International, Inc., 7.25%, 11/15/2029(b)	107,000	109,592
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	90,000	77,715
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	100,000	90,796
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	150,000	137,675
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	80,000	70,972
PENN Entertainment, Inc., 4.13%, 07/01/2029(b)	80,000	67,266
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	130,000	93,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

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(Unaudited)

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Raising Cane’s Restaurants, L.L.C., 9.38%, 05/01/2029(b)	$90,000	$95,982
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	135,000	125,997
Travel + Leisure Co., 4.50%, 12/01/2029(b)	120,000	109,989

		2,631,940

Household Durables-0.85%
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	40,000	35,836
Century Communities, Inc., 3.88%, 08/15/2029(b)	100,000	88,349
LGI Homes, Inc., 4.00%, 07/15/2029(b)	50,000	42,943
Newell Brands, Inc., 6.63%, 09/15/2029	100,000	95,909
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	110,000	77,505

		340,542

Household Products-0.33%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	150,000	133,056

Independent Power and Renewable Electricity Producers-0.28%
Calpine Corp., 4.63%, 02/01/2029(b)	120,000	110,564

Industrial Conglomerates-0.69%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
9.75%, 01/15/2029(b)	140,000	146,475
4.38%, 02/01/2029	150,000	126,749

		273,224

Insurance-1.82%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	130,000	115,445
6.00%, 08/01/2029(b)	90,000	81,100
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	90,000	82,457
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	150,000	138,518
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	100,000	92,091
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	130,000	120,686
HUB International Ltd., 5.63%, 12/01/2029(b)	100,000	92,930

		723,227

Interactive Media & Services-0.32%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	60,000	57,662
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	90,000	71,280

		128,942

IT Services-0.84%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	100,000	91,862
Newfold Digital Holdings Group, Inc., 6.00%, 02/15/2029(b)	70,000	54,877
Twilio, Inc., 3.63%, 03/15/2029	90,000	80,211
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	120,000	107,612

		334,562

	Principal Amount	Value
Leisure Products-0.25%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	$100,000	$98,843

Machinery-0.78%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	80,000	72,824
OT Merger Corp., 7.88%, 10/15/2029(b)	50,000	32,555
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	100,000	91,228
Terex Corp., 5.00%, 05/15/2029(b)	120,000	112,168

		308,775

Media-7.40%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	400,000	344,938
AMC Networks, Inc., 4.25%, 02/15/2029	180,000	116,681
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	302,000	273,420
6.38%, 09/01/2029(b)	300,000	282,068
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	190,000	157,426
CSC Holdings LLC, 6.50%, 02/01/2029(b)	400,000	349,084
Lamar Media Corp., 4.88%, 01/15/2029	70,000	66,384
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(b)	70,000	58,893
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	110,000	100,476
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	90,000	80,917
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)(c)	250,000	236,657
Stagwell Global LLC, 5.63%, 08/15/2029(b)	200,000	178,760
TEGNA, Inc., 5.00%, 09/15/2029	200,000	176,204
Univision Communications, Inc., 4.50%, 05/01/2029(b)	190,000	166,781
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	88,000	79,124
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	300,000	281,421

		2,949,234

Metals & Mining-1.83%
ATI, Inc., 4.88%, 10/01/2029	70,000	64,560
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	140,000	140,983
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)	61,000	56,072
Coeur Mining, Inc., 5.13%, 02/15/2029(b)(c)	50,000	46,098
Constellium SE, 3.75%, 04/15/2029(b)	100,000	89,187
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	110,000	108,053
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	89,899
TMS International Corp., 6.25%, 04/15/2029(b)	50,000	43,557
United States Steel Corp., 6.88%, 03/01/2029	90,000	91,138

		729,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Mortgage REITs-0.44%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	$90,000	$74,554
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	110,000	98,858

		173,412

Oil, Gas & Consumable Fuels-9.62%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	139,000	132,342
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	80,000	74,439
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	88,000	87,125
6.75%, 04/15/2029(b)	201,000	201,955
CITGO Petroleum Corp., 8.38%, 01/15/2029(b)	200,000	210,205
CNX Resources Corp., 6.00%, 01/15/2029(b)	91,000	87,543
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	256,000	236,484
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	70,000	68,927
CVR Energy, Inc., 8.50%, 01/15/2029(b)	130,000	130,917
DT Midstream, Inc., 4.13%, 06/15/2029(b)	200,000	182,938
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	150,000	140,738
Genesis Energy L.P./Genesis Energy Finance Corp., 8.25%, 01/15/2029	130,000	132,273
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	120,000	116,151
ITT Holdings LLC, 6.50%, 08/01/2029(b)	220,000	195,484
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	109,000	106,362
Murphy Oil USA, Inc., 4.75%, 09/15/2029	100,000	93,336
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	160,000	146,353
Range Resources Corp., 8.25%, 01/15/2029	106,000	110,671
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b) .	130,000	119,882
Southwestern Energy Co., 5.38%, 02/01/2029	126,000	121,872
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	150,000	138,699
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	70,000	66,500
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	260,000	233,614
Venture Global LNG, Inc., 9.50%, 02/01/2029(b)	600,000	640,103
Vital Energy, Inc., 7.75%, 07/31/2029(b)	60,000	59,729

		3,834,642

Paper & Forest Products-0.53%
Glatfelter Corp., 4.75%, 11/15/2029(b)	85,000	71,613
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	160,000	138,064

		209,677

Passenger Airlines-1.39%
American Airlines, Inc., 8.50%, 05/15/2029(b)	190,000	199,858
United AirLines, Inc., 4.63%, 04/15/2029(b)	385,000	355,503

		555,361

	Principal Amount	Value
Personal Care Products-0.37%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	$90,000	$84,347
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	70,000	63,854

		148,201

Pharmaceuticals-1.37%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	90,000	75,012
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	110,000	78,796
Jazz Securities DAC, 4.38%, 01/15/2029(b)	290,000	267,452
Kedrion S.p.A. (Italy), 6.50%, 09/01/2029(b)	140,000	126,165

		547,425

Professional Services-0.93%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	70,000	61,504
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	170,000	154,381
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	80,000	73,676
TriNet Group, Inc., 3.50%, 03/01/2029(b)	90,000	79,782

		369,343

Real Estate Management & Development-0.96%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	130,000	115,572
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	111,000	101,701
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	110,000	89,214
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	103,000	76,735

		383,222

Residential REITs-0.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	60,000	54,557

Semiconductors & Semiconductor Equipment-0.31%
Entegris, Inc., 3.63%, 05/01/2029(b)	70,000	62,014
Synaptics, Inc., 4.00%, 06/15/2029(b)	70,000	62,773

		124,787

Software-6.08%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/2029(b)	140,000	143,620
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	150,000	151,164
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	790,000	736,188
9.00%, 09/30/2029(b)(c)	760,000	710,219
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	140,000	123,668
Elastic N.V., 4.13%, 07/15/2029(b)	100,000	89,904
NCR Voyix Corp., 5.13%, 04/15/2029(b)	260,000	241,394
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	160,000	141,560
Rocket Software, Inc., 6.50%, 02/15/2029(b)	100,000	84,750

		2,422,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Specialized REITs-1.62%
Iron Mountain, Inc.
7.00%, 02/15/2029(b)	$210,000	$213,374
4.88%, 09/15/2029(b)	180,000	167,559
SBA Communications Corp., 3.13%, 02/01/2029(c)	300,000	265,705

		646,638

Specialty Retail-4.40%
Arko Corp., 5.13%, 11/15/2029(b)	80,000	69,442
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	150,000	136,764
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	6,000
Foot Locker, Inc., 4.00%, 10/01/2029(b)	72,000	61,011
Gap, Inc. (The), 3.63%, 10/01/2029(b)	150,000	126,879
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	140,000	126,276
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	180,000	161,821
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	150,000	134,013
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	210,000	135,869
Penske Automotive Group, Inc., 3.75%, 06/15/2029	100,000	88,667
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	210,000	207,684
Sonic Automotive, Inc., 4.63%, 11/15/2029(b) .	120,000	106,027
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	80,000	74,669
6.00%, 12/01/2029(b)	150,000	139,781
Upbound Group, Inc., 6.38%, 02/15/2029(b)	90,000	86,211
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	110,000	92,919

		1,754,033

Technology Hardware, Storage & Peripherals-0.27%
Seagate HDD Cayman
4.09%, 06/01/2029	90,000	82,214
3.13%, 07/15/2029	30,000	24,851

		107,065

Textiles, Apparel & Luxury Goods-0.47%
Crocs, Inc., 4.25%, 03/15/2029(b)	60,000	53,908
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	70,000	62,667
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	90,000	72,196

		188,771

Investment Abbreviations:
REIT -Real Estate Investment Trust

	Principal Amount	Value
Tobacco-0.37%
Vector Group Ltd., 5.75%, 02/01/2029(b)	$160,000	$146,748

Trading Companies & Distributors-0.37%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	60,000	54,013
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	50,000	47,749
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	50,000	43,683

		145,445

Total U.S. Dollar Denominated Bonds & Notes (Cost $39,315,895)		38,972,361

	Shares
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $236,579)	236,579	236,579

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.40% (Cost $39,552,474)		39,208,940

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.69%
Invesco Private Government Fund, 5.29%(d)(e)(f)	746,085	746,085
Invesco Private Prime Fund, 5.49%(d)(e)(f)	1,917,546	1,918,505

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,664,712)		2,664,590

TOTAL INVESTMENTS IN SECURITIES-105.09% (Cost $42,217,186)		41,873,530
OTHER ASSETS LESS LIABILITIES-(5.09)%		(2,027,394)

NET ASSETS-100.00%		$39,846,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $34,517,782, which represented 86.63% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$137,190	$1,722,748	$(1,623,359)	$-	$-	$236,579	$5,929

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	23,345	3,135,482	(2,412,742)	-	-	746,085	3,758	*

Invesco Private Prime Fund	60,032	4,981,162	(3,122,534)	(116)	(39)	1,918,505	10,424	*

Total	$220,567	$9,839,392	$(7,158,635)	$(116)	$(39)	$2,901,169	$20,111

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Consumer Discretionary	15.91

Industrials	14.26

Communication Services	12.40

Energy	10.51

Information Technology	9.24

Financials	8.50

Materials	7.92

Health Care	7.83

Consumer Staples	4.70

Real Estate	4.16

Utilities	2.38

Money Market Funds Plus Other Assets Less Liabilities	2.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Aerospace & Defense-3.29%
Bombardier, Inc. (Canada), 8.75%, 11/15/2030(b)	$300,000	$314,628
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	480,000	514,851
TransDigm, Inc., 6.88%, 12/15/2030(b)	580,000	587,488

		1,416,967

Air Freight & Logistics-0.70%
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	310,000	301,497

Automobile Components-0.92%
Dana, Inc., 4.25%, 09/01/2030	165,000	142,476
ZF North America Capital, Inc. (Germany), 7.13%, 04/14/2030(b)	245,000	255,455

		397,931

Banks-1.19%
Freedom Mortgage Corp., 12.25%, 10/01/2030(b)	200,000	220,302
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	280,000	292,950

		513,252

Building Products-1.65%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	200,000	200,199
Masonite International Corp., 3.50%, 02/15/2030(b)	142,000	125,478
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	190,000	173,638
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	215,000	209,333

		708,648

Capital Markets-0.97%
Aretec Group, Inc., 10.00%, 08/15/2030(b)	260,000	283,400
NFP Corp., 7.50%, 10/01/2030(b)	129,000	135,864

		419,264

Chemicals-0.96%
Avient Corp., 7.13%, 08/01/2030(b)	295,000	301,826
SNF Group SACA (France), 3.38%, 03/15/2030(b)	130,000	112,264

		414,090

Commercial Services & Supplies-0.79%
Covanta Holding Corp., 5.00%, 09/01/2030	165,000	143,496
VT Topco, Inc., 8.50%, 08/15/2030(b)	190,000	198,358

		341,854

Communications Equipment-0.34%
Ciena Corp., 4.00%, 01/31/2030(b)	165,000	147,825

Construction & Engineering-1.31%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	530,000	564,279

Consumer Finance-2.31%
FirstCash, Inc., 5.63%, 01/01/2030(b)	225,000	213,415
Navient Corp., 9.38%, 07/25/2030	200,000	209,239

	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
7.88%, 03/15/2030	$280,000	$284,996
4.00%, 09/15/2030	340,000	286,869

		994,519

Consumer Staples Distribution & Retail-0.41%
US Foods, Inc., 4.63%, 06/01/2030(b)	190,000	174,274

Containers & Packaging-3.07%
Ball Corp., 2.88%, 08/15/2030	520,000	440,733
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	440,000	419,269
Crown Americas LLC, 5.25%, 04/01/2030	190,000	183,194
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	165,000	147,009
OI European Group B.V., 4.75%, 02/15/2030(b)	145,000	133,625

		1,323,830

Distributors-0.77%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	320,000	331,495

Diversified Consumer Services-0.68%
Service Corp. International, 3.38%, 08/15/2030	340,000	292,148

Diversified REITs-0.44%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	260,000	190,102

Diversified Telecommunication Services-4.85%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	370,000	316,770
8.75%, 05/15/2030(b)	485,000	495,183
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	1,203,000	1,122,257
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	150,000	154,500

		2,088,710

Electric Utilities-0.87%
PG&E Corp., 5.25%, 07/01/2030	400,000	376,437

Electrical Equipment-0.43%
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	190,000	185,222

Electronic Equipment, Instruments & Components-2.12%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	910,000	914,323

Energy Equipment & Services-3.73%
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	260,000	266,698
Noble Finance II LLC, 8.00%, 04/15/2030(b)	240,000	246,936
Transocean, Inc., 8.75%, 02/15/2030(b)	468,000	480,899
Weatherford International Ltd., 8.63%, 04/30/2030(b)	590,000	612,157

		1,606,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Entertainment-1.16%
Roblox Corp., 3.88%, 05/01/2030(b)	$370,000	$324,329
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	200,000	176,657

		500,986

Financial Services-2.17%
Burford Capital Global Finance LLC, 6.88%, 04/15/2030(b)	130,000	124,846
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	150,000	127,246
Mobius Merger Sub, Inc., 9.00%, 06/01/2030(b)	190,000	186,350
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	240,000	214,525
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	300,000	281,445

		934,412

Food Products-1.74%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)(c)	400,000	394,440
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	390,000	353,735

		748,175

Health Care Equipment & Supplies-0.50%
Embecta Corp.
5.00%, 02/15/2030(b)	187,000	149,262
6.75%, 02/15/2030(b)	75,000	65,147

		214,409

Health Care Providers & Services-11.18%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	260,000	250,631
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	610,000	487,300
DaVita, Inc., 4.63%, 06/01/2030(b)	1,105,000	973,049
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	325,000	337,590
11.00%, 10/15/2030(b)	440,000	465,983
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	260,000	228,309
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	200,000	193,456
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	145,000	130,498
Star Parent, Inc., 9.00%, 10/01/2030(b)(c)	400,000	422,648
Tenet Healthcare Corp.
4.38%, 01/15/2030	580,000	531,770
6.13%, 06/15/2030	800,000	793,288

		4,814,522

Health Care Technology-1.96%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	940,000	842,486

Hotels, Restaurants & Leisure-6.73%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	1,160,000	1,019,911
Brinker International, Inc., 8.25%, 07/15/2030(b)	140,000	146,848
Caesars Entertainment, Inc., 7.00%, 02/15/2030(b)	800,000	820,199

	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Churchill Downs, Inc., 5.75%, 04/01/2030(b)	$485,000	$466,318
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	505,000	446,518

		2,899,794

Household Durables-1.49%
KB Home, 7.25%, 07/15/2030	140,000	144,015
M/I Homes, Inc., 3.95%, 02/15/2030	110,000	98,275
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	245,000	220,172
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	190,000	179,529

		641,991

Household Products-0.55%
Central Garden & Pet Co., 4.13%, 10/15/2030	190,000	168,965
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	70,000	68,558

		237,523

Industrial REITs-0.36%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	150,000	155,771

Insurance-1.25%
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 03/15/2030(b)	265,000	275,887
10.50%, 12/15/2030(b)	120,000	125,486
Ryan Specialty LLC, 4.38%, 02/01/2030(b)	145,000	134,856

		536,229

Interactive Media & Services-0.77%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	170,000	152,602
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)(c)	205,000	180,714

		333,316

Life Sciences Tools & Services-1.02%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	230,000	235,463
IQVIA, Inc., 6.50%, 05/15/2030(b)	200,000	203,022

		438,485

Machinery-1.86%
Chart Industries, Inc., 7.50%, 01/01/2030(b)	580,000	599,002
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	205,000	201,148

		800,150

Media-5.37%
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	240,000	181,560
Gray Television, Inc., 4.75%, 10/15/2030(b)(c)	320,000	206,526
Lamar Media Corp., 4.00%, 02/15/2030	225,000	200,989
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	295,000	215,829
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	600,000	516,794
Univision Communications, Inc., 7.38%, 06/30/2030(b)(c)	360,000	348,047
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)(c)	370,000	319,804
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	370,000	323,750

		2,313,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Metals & Mining-2.85%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(b)	$260,000	$272,675
ATI, Inc., 7.25%, 08/15/2030	170,000	174,921
Carpenter Technology Corp., 7.63%, 03/15/2030	120,000	124,067
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	300,000	298,180
Commercial Metals Co., 4.13%, 01/15/2030	110,000	100,923
Vibrantz Technologies, Inc., 9.00%, 02/15/2030(b)	280,000	258,005

		1,228,771

Oil, Gas & Consumable Fuels-12.91%
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	300,000	312,187
Callon Petroleum Co., 7.50%, 06/15/2030(b)	245,000	258,296
Civitas Resources, Inc., 8.63%, 11/01/2030(b)	400,000	428,356
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	145,000	127,033
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	385,000	337,118
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	200,000	212,785
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	200,000	207,556
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	300,000	273,448
5.50%, 10/15/2030(b)	150,000	144,289
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	190,000	184,647
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)(c)	400,000	390,056
NuStar Logistics L.P., 6.38%, 10/01/2030	245,000	245,919
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	325,000	297,185
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	200,000	205,095
Range Resources Corp., 4.75%, 02/15/2030(b)	190,000	176,700
Southwestern Energy Co., 5.38%, 03/15/2030	480,000	459,235
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	300,000	273,246
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	295,000	274,613
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	400,000	399,663
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	146,000	140,855
Vital Energy, Inc., 9.75%, 10/15/2030	200,000	214,400

		5,562,682

Personal Care Products-1.44%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	335,000	342,189
Coty, Inc./HFC Prestige Products, Inc./HFC
Prestige International US LLC, 6.63%, 07/15/2030(b)	275,000	279,674

		621,863

Pharmaceuticals-1.11%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	245,000	205,125
Perrigo Finance Unlimited Co., 4.65%, 06/15/2030	305,000	273,335

		478,460

	Principal Amount	Value
Real Estate Management & Development-1.19%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	$240,000	$217,795
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	220,000	174,301
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	170,000	119,272

		511,368

Residential REITs-0.31%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	146,000	131,435

Semiconductors & Semiconductor Equipment-0.76%
Entegris, Inc., 5.95%, 06/15/2030(b)	335,000	328,730

Software-3.22%
Capstone Borrower, Inc., 8.00%, 06/15/2030(b)	160,000	165,522
Gen Digital, Inc., 7.13%, 09/30/2030(b)(c)	240,000	245,402
McAfee Corp., 7.38%, 02/15/2030(b)	745,000	658,392
NCR Voyix Corp., 5.25%, 10/01/2030(b)	170,000	153,761
RingCentral, Inc., 8.50%, 08/15/2030(b)	160,000	165,548

		1,388,625

Specialized REITs-1.13%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	520,000	487,079

Specialty Retail-1.24%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	165,000	150,332
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	380,000	382,495

		532,827

Trading Companies & Distributors-1.33%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)	240,000	241,493
Boise Cascade Co., 4.88%, 07/01/2030(b)	145,000	133,945
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030(b)	190,000	199,377

		574,815

Wireless Telecommunication Services-0.37%
Ontario Gaming GTA L.P. (Canada), 8.00%, 08/01/2030(b)	156,000	159,225

Total U.S. Dollar Denominated Bonds & Notes (Cost $41,263,529)		42,120,785

	Shares
Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $275,165)	275,165	275,165

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $41,538,694)		42,395,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.03%
Invesco Private Government Fund, 5.29%(d)(e)(f)	727,775	$727,775
Invesco Private Prime Fund, 5.49%(d)(e)(f)	1,870,484	1,871,419

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,599,300)		2,599,194

TOTAL INVESTMENTS IN SECURITIES-104.44% (Cost $44,137,994)		44,995,144
OTHER ASSETS LESS LIABILITIES-(4.44)%		(1,914,782)

NET ASSETS-100.00%		$43,080,362

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $35,425,660, which represented 82.23% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$56,115	$2,388,008	$(2,168,958)	$-	$-	$275,165	$3,977

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	4,720,373	(3,992,598)	-	-	727,775	4,089	*

Invesco Private Prime Fund	-	5,993,413	(4,121,824)	(106)	(64)	1,871,419	12,165	*

Total	$56,115	$13,101,794	$(10,283,380)	$(106)	$(64)	$2,874,359	$20,231

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Energy	16.64

Health Care	15.76

Communication Services	12.52

Industrials	11.96

Consumer Discretionary	11.83

Financials	7.89

Information Technology	6.45

Materials	6.29

Consumer Staples	4.14

Real Estate	3.42

Utilities	0.87

Money Market Funds Plus Other Assets Less Liabilities	2.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.05%
Aerospace & Defense-1.24%
TransDigm, Inc., 7.13%, 12/01/2031(b)	$250,000	$256,767

Air Freight & Logistics-0.88%
GN Bondco LLC, 9.50%, 10/15/2031(b)(c)	185,000	183,458

Automobile Components-2.97%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	130,000	125,655
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031	120,000	108,807
5.25%, 07/15/2031	150,000	135,518
United Rentals (North America), Inc., 3.88%, 02/15/2031	279,000	246,821

		616,801

Automobiles-1.04%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	250,000	216,234

Building Products-1.00%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/2031(b)	200,000	207,718

Capital Markets-1.20%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	190,000	148,938
NFP Corp., 8.50%, 10/01/2031(b)	90,000	99,429

		248,367

Chemicals-2.68%
Ashland, Inc., 3.38%, 09/01/2031(b)	120,000	100,656
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)	130,000	135,031
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031	90,000	76,429
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 06/01/2031(b)	170,000	152,879
W. R. Grace Holdings LLC, 7.38%, 03/01/2031(b)	90,000	91,351

		556,346

Commercial Services & Supplies-1.86%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	130,000	129,330
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)	250,000	256,028

		385,358

Communications Equipment-0.64%
Viasat, Inc., 7.50%, 05/30/2031(b)(c)	190,000	133,713

Construction & Engineering-0.56%
Pike Corp., 8.63%, 01/31/2031(b)	110,000	116,303

Construction Materials-2.43%
Knife River Corp., 7.75%, 05/01/2031(b)	110,000	114,016
Smyrna Ready Mix Concrete, LLC, 8.88%, 11/15/2031(b)	240,000	254,585
Williams Scotsman, Inc., 7.38%, 10/01/2031(b)	130,000	134,937

		503,538

Consumer Staples Distribution & Retail-0.78%
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	100,000	86,751
Safeway, Inc., 7.25%, 02/01/2031	70,000	74,336

		161,087

	Principal Amount	Value
Containers & Packaging-2.27%
Ball Corp., 3.13%, 09/15/2031	$220,000	$185,557
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	170,000	172,506
Sealed Air Corp., 7.25%, 02/15/2031(b)	110,000	113,700

		471,763

Diversified Consumer Services-0.85%
Service Corp. International, 4.00%, 05/15/2031	200,000	175,921

Diversified Telecommunication Services-0.93%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	190,000	192,678

Electric Utilities-2.90%
NRG Energy, Inc., 3.63%, 02/15/2031(b)	260,000	218,904
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	370,000	383,045

		601,949

Electrical Equipment-0.42%
Atkore, Inc., 4.25%, 06/01/2031(b)	100,000	87,944

Electronic Equipment, Instruments & Components-0.80%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(c)	195,000	166,932

Entertainment-2.16%
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	140,000	145,958
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	200,000	167,194
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/2031(b)	130,000	134,330

		447,482

Financial Services-4.01%
Block, Inc., 3.50%, 06/01/2031	250,000	213,503
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(b)	100,000	105,125
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031(b)	130,000	119,215
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)	130,000	119,648
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer, Inc., 3.88%, 03/01/2031(b)	320,000	274,992

		832,483

Food Products-1.12%
Post Holdings, Inc., 4.50%, 09/15/2031(b)	260,000	231,658

Ground Transportation-0.59%
XPO, Inc., 7.13%, 06/01/2031(b)	120,000	122,688

Health Care Providers & Services-4.94%
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	270,000	205,706
DaVita, Inc., 3.75%, 02/15/2031(b)(c)	380,000	312,276
Encompass Health Corp., 4.63%, 04/01/2031	100,000	90,579
Tenet Healthcare Corp.
6.75%, 05/15/2031(b)	340,000	343,400
6.88%, 11/15/2031	70,000	71,706

		1,023,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

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(Unaudited)

	Principal Amount	Value
Health Care REITs-1.62%
Diversified Healthcare Trust, 4.38%, 03/01/2031	$150,000	$114,159
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	330,000	221,243

		335,402

Hotel & Resort REITs-1.27%
Service Properties Trust, 8.63%, 11/15/2031(b)(c)	250,000	264,252

Hotels, Restaurants & Leisure-6.81%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	230,000	209,149
Churchill Downs, Inc., 6.75%, 05/01/2031(b)	150,000	150,277
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/2031(b)	280,000	249,036
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, 07/01/2031(b)	130,000	114,834
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)	190,000	134,813
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	200,000	201,424
Station Casinos LLC, 4.63%, 12/01/2031(b)	130,000	115,695
Yum! Brands, Inc., 3.63%, 03/15/2031	270,000	237,669

		1,412,897

Household Durables-1.01%
KB Home, 4.00%, 06/15/2031	50,000	43,467
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	200,000	166,559

		210,026

Household Products-1.39%
Central Garden & Pet Co., 4.13%, 04/30/2031(b)	100,000	87,585
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	110,000	95,128
Spectrum Brands, Inc., 3.88%, 03/15/2031(b)	110,000	104,569

		287,282

Independent Power and Renewable Electricity Producers-2.83%
Calpine Corp.
5.00%, 02/01/2031(b)	210,000	187,962
3.75%, 03/01/2031(b)	230,000	197,389
Clearway Energy Operating LLC, 3.75%, 02/15/2031(b)	240,000	202,645

		587,996

Insurance-1.78%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	370,000	368,814

Interactive Media & Services-0.80%
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)	130,000	109,637
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	100,000	57,120

		166,757

IT Services-0.55%
Twilio, Inc., 3.88%, 03/15/2031	130,000	113,230

	Principal Amount	Value
Machinery-1.11%
Hillenbrand, Inc., 3.75%, 03/01/2031	$90,000	$76,821
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031(b)	150,000	153,854

		230,675

Media-11.53%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	760,000	611,980
7.38%, 03/01/2031(b)	270,000	261,779
CSC Holdings LLC
3.38%, 02/15/2031(b)	250,000	176,679
4.50%, 11/15/2031(b)	380,000	282,505
Gray Television, Inc., 5.38%, 11/15/2031(b)	330,000	213,840
Lamar Media Corp., 3.63%, 01/15/2031	140,000	120,994
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	120,000	125,320
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	380,000	314,483
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	320,000	283,546

		2,391,126

Metals & Mining-2.44%
ATI, Inc., 5.13%, 10/01/2031	90,000	82,479
Cleveland-Cliffs, Inc., 4.88%, 03/01/2031(b)	80,000	72,118
Commercial Metals Co., 3.88%, 02/15/2031	80,000	70,174
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	140,000	119,792
Novelis Corp., 3.88%, 08/15/2031(b)	190,000	161,020

		505,583

Oil, Gas & Consumable Fuels-12.40%
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	340,000	362,005
CNX Resources Corp., 7.38%, 01/15/2031(b)	130,000	131,188
CQP Holdco L.P./ BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(b)	350,000	326,407
DT Midstream, Inc., 4.38%, 06/15/2031(b)	250,000	225,270
EQM Midstream Partners L.P., 4.75%, 01/15/2031(b)	280,000	260,628
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	80,000	77,446
Murphy Oil USA, Inc., 3.75%, 02/15/2031(b)	110,000	93,970
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	130,000	136,012
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 09/01/2031(b)	120,000	110,021
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/2031(b)	310,000	272,315
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	570,000	576,969

		2,572,231

Pharmaceuticals-2.07%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)	500,000	428,905

Professional Services-0.49%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	100,000	101,964

Real Estate Management & Development-1.75%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	90,000	93,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Real Estate Management & Development-(continued)
Howard Hughes Corp. (The), 4.38%, 02/01/2031(b)	$170,000	$145,055
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	160,000	124,556

		363,389

Software-0.70%
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	170,000	145,658

Specialized REITs-1.20%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	280,000	248,035

Specialty Retail-3.45%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	190,000	153,487
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	220,000	224,727
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	140,000	124,331
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	110,000	94,635
Valvoline, Inc., 3.63%, 06/15/2031(b)	140,000	118,454

		715,634

Technology Hardware, Storage & Peripherals-0.17%
Seagate HDD Cayman, 4.13%, 01/15/2031	40,000	35,171

Textiles, Apparel & Luxury Goods-1.56%
Crocs, Inc., 4.13%, 08/15/2031(b)	90,000	76,670
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	150,000	150,488
Levi Strauss & Co., 3.50%, 03/01/2031(b)	110,000	95,421

		322,579

Wireless Telecommunication Services-2.85%
VMED O2 UK Financing I PLC (United Kingdom)
4.25%, 01/31/2031(b)	340,000	288,685
4.75%, 07/15/2031(b)	350,000	303,028

		591,713

Total U.S. Dollar Denominated Bonds & Notes (Cost $20,281,388)		20,340,174

	Shares	Value
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $88,526)	88,526	$88,526

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.48% (Cost $20,369,914)		20,428,700

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.25%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,879	4,879
Invesco Private Prime Fund, 5.49%(d)(e)(f)	669,070	669,405

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $674,292)		674,284

TOTAL INVESTMENTS IN SECURITIES-101.73% (Cost $21,044,206)		21,102,984
OTHER ASSETS LESS LIABILITIES-(1.73)%		(359,337)

NET ASSETS-100.00%		$20,743,647

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $17,721,034, which represented 85.43% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,136,587	$(1,048,061)	$-	$-	$88,526	$1,910

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$-	$392,686	$(387,808)	$-	$-	$4,879	$95	*

Invesco Private Prime Fund	-	2,981,549	(2,312,132)	(8)	(4)	669,405	1,267	*

Total	$-	$4,510,822	$(3,748,001)	$(8)	$(4)	$762,810	$3,272

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Communication Services	18.27

Consumer Discretionary	17.69

Energy	12.40

Materials	9.82

Industrials	8.16

Health Care	7.00

Financials	6.99

Real Estate	5.84

Utilities	5.73

Consumer Staples	3.28

Information Technology	2.87

Money Market Funds Plus Other Assets Less Liabilities	1.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.00%
Alabama-0.92%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2015, RB(a)(b)	3.00%	09/01/2024	$400	$399,064
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	450	454,021
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	908,041
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	100,561
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	30,145
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	100,114

				1,991,946

Alaska-0.47%
North Slope (Borough of), AK, Series 2020 A, GO Bonds.	5.00%	06/30/2024	1,000	1,005,500

Arizona-1.77%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB(a)(b)	5.00%	07/01/2024	255	256,290
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	504,836
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2018, RB	5.00%	07/01/2024	1,000	1,005,744
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	150,906
Chandler (City of), AZ, Series 2014, Ref. GO Bonds(a)(b)	5.00%	07/01/2024	1,000	1,005,548
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	19,929
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	245	245,147
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	502,562
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	40,205
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	100,552

				3,831,719

Arkansas-0.28%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	100,008
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	505,628

				605,636

California-18.58%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	175	175,498
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	59,947
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	50,068
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	50,541
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	99,818
California (State of), Series 2014, GO Bonds	5.00%	05/01/2024	2,560	2,567,244
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	101,105
California (State of), Series 2014, GO Bonds	5.00%	05/01/2032	1,000	1,002,797
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,606,165
California (State of), Series 2014, GO Bonds	5.00%	05/01/2044	100	100,137
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	40	40,054
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	354,118
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	85,895
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	1,260	1,272,480
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2034	15	15,142
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	126,172
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	280	280,000
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	75,703
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	580	585,437
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	85,652
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	40,510
California (State of), Series 2018, GO Bonds	3.00%	10/01/2032	170	168,708
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	101,105
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	125,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, GO Bonds	5.00%	10/01/2033	$125	$125,154
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	35,046
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	1,760	1,762,318
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	735	735,912
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	1,500	1,501,620
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2037	500	500,490
California (State of), Series 2020, GO Bonds	5.00%	11/01/2024	900	911,473
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	25,000
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	616,740
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	136,957
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2024	545	550,109
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	282,147
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	1,100	1,112,279
California (State of) Department of Water Resources (Central Valley), Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	197,913
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	101,494
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2024	35	35,536
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,029,878
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	40,598
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	121,719
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,148
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	86,029
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2024	100	101,128
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	70,458
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2024	250	253,606
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2024	5	5,057
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2024	70	70,769
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	100,801
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2029	400	403,144
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2031	1,000	1,007,519
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	100,723
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	115,814
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	100,369
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	100,557
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	344,611
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	100,268
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	253,203
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	30,384
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	60,769
California State University, Series 2014, Ref. RB(a)(b)	5.00%	11/01/2024	2,000	2,025,626
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	50,670
Contra Costa (County of), CA Transportation Authority, Series 2015 A, Ref. RB	5.00%	03/01/2024	25	25,000
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	182,195
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	375	376,848
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	136,068
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	100,183
Kern Community College District, Series 2022 D, GO Bonds	5.00%	08/01/2024	15	15,122
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2039	180	180,729
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	235,723
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	600	602,957
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	125	125,490
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	200,589
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,024
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	40,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	$200	$201,898
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,092
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,166
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	50,385
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	40,308
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	125,964
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	191,465
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	625	629,818
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	201,542
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	60	60,463
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,042
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2026	90	90,391
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	100	100,480
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2029	10	10,050
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	251,200
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	25,153
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2026	450	451,954
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	250	251,534
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2024	450	454,637
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.25%	07/01/2024	1,000	994,798
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	150	150,956
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	175	176,102
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds	4.00%	08/01/2040	100	99,912
Ohlone Community College District, Series 2014 B, GO Bonds(a)(b)	4.00%	08/01/2024	20	20,074
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2030	1,500	1,512,858
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2035	1,000	1,007,143
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	4.00%	10/15/2024	500	502,906
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB(a)	5.00%	10/15/2024	500	505,921
Pomona Unified School District, Series 2015 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2039	100	100,560
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,052
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	180	182,678
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,082
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	50,064
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2024	250	251,370
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	25,072
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	115	116,549
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2024	35	35,224
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2024	5	5,028
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	60,035
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,158
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	191,480
Santa Clara (County of), CA (Election of 2008), Series 2013 B, GO Bonds	3.00%	08/01/2031	70	69,811
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2024	500	500,704
Santa Clara Valley Water District, Series 2023, COP	4.00%	12/01/2024	65	65,367
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RN	0.25%	03/01/2024	90	90,000
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2032	10	10,047
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	200,557
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB(a)	5.00%	04/01/2024	255	255,328
University of California, Series 2014 AM, RB(a)(b)	4.00%	05/15/2024	1,100	1,101,881
University of California, Series 2014 AM, RB(a)(b)	5.00%	05/15/2024	35	35,128
University of California, Series 2014 AM, RB(a)(b)	5.25%	05/15/2024	195	195,807
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	250,811
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	501,622
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2024	25	25,205

				40,149,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-2.27%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	$35	$35,515
Colorado (State of), Series 2013 I, COP(a)(b)	5.00%	03/15/2024	470	470,238
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	40,591
Colorado Springs (City of), CO, Series 2010 C, VRD RB(d)	3.20%	11/01/2040	2,000	2,000,000
Colorado Springs (City of), CO, Series 2014 A-2, RB	5.00%	11/15/2044	2,000	2,012,772
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	35	35,443
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	45,639
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2026	15	15,200
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	25,318
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2024	125	126,775
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	30	30,427
University of Colorado, Series 2017 A-2, Ref. RB	3.00%	06/01/2033	40	37,314
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	32,038

				4,907,270

Connecticut-1.95%
Connecticut (State of), Series 2014 A, GO Bonds(a)(b)	4.00%	04/09/2024	5	5,003
Connecticut (State of), Series 2014 A, GO Bonds(a)(b)	5.00%	04/09/2024	100	100,152
Connecticut (State of), Series 2014 A, GO Bonds(a)(b)	5.00%	04/09/2024	500	500,761
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2024	150	151,252
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2033	45	45,260
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2024	325	326,096
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	90,172
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	479,678
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2024	30	30,291
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2024	270	270,517
Connecticut (State of), Series 2020, RB	5.00%	05/01/2024	595	596,483
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	101,172
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, RB	5.00%	09/01/2026	75	75,624
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2024	10	10,053
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	501,156
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	200,934
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	733,577

				4,218,181

Delaware-0.01%
Delaware (State of) Transportation Authority, Series 2022, Ref. RB	5.00%	07/01/2024	15	15,081

District of Columbia-0.91%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	35,489
District of Columbia, Series 2014 C, GO Bonds(a)	5.00%	06/01/2031	20	20,079
District of Columbia, Series 2014 C, GO Bonds(a)	5.00%	06/01/2032	35	35,137
District of Columbia, Series 2014 D, Ref. GO Bonds(a)	5.00%	06/01/2032	400	401,571
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	225	225,944
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	116,305
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	55	55,586
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	1,015	1,016,189
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2024	50	50,313

				1,956,613

Florida-3.85%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	145	137,091
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,004,529
Brevard (County of), FL Health Facilities Authority (Health First, Inc.), Series 2014, Ref. RB(a)(b)	5.00%	04/01/2024	1,000	1,000,713
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	105,535
Citizens Property Insurance, Inc., Series 2015 A-1, RB(a)(b)	5.00%	12/01/2024	155	156,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	$100	$100,601
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,004,220
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	165,825
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	65,354
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	501,733
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,010,820
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	147,834
JEA Electric System, Series 2017 III-B, Ref. RB	3.38%	10/01/2034	175	173,901
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2045	65	65,409
Miami (City of) & Dade (County of), FL School Board, Series 2012 A, COP	4.00%	08/01/2029	55	55,049
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,275
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	30,314
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	100,220
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,051
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	1,270	1,278,290
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	110,736
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,006
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	25,001
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	500,162
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	121,243
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	186,885
Volusia County School Board, Series 2019, COP	5.00%	08/01/2024	125	125,811

				8,324,467

Georgia-0.70%
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	273,403
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	50,721
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	115	116,421
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,186
Fulton (County of), GA, Series 2013, Ref. RB	4.00%	01/01/2035	70	70,002
Georgia (State of), Series 2014 A-2, GO Bonds	4.00%	02/01/2026	10	10,007
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,030
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	07/01/2024	130	130,759
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2024	15	15,212
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2024	320	321,869
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,075
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2024	15	15,088
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2024	90	90,238
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2024	240	241,402
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	127,195

				1,512,608

Hawaii-0.65%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	800	805,617
Hawaii (State of), Series 2015 EY, Ref. GO Bonds	5.00%	10/01/2024	50	50,538
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	240	242,583
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	75,807
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	50,538
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2024	75	75,807
Honolulu (City & County of), HI, Series 2019, GO Bonds	5.00%	09/01/2024	95	95,854

				1,396,744

Idaho-0.08%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	150,018
Idaho (State of) Housing & Finance Association, Series 2015, Ref. RB	5.00%	07/15/2024	15	15,102

				165,120

Illinois-4.82%
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,004,572

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2024	$1,000	$1,012,137
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	30,333
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	146,568
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	547,159
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	285	286,655
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	1,545	1,548,115
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	50,106
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,024
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,024
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	210,426
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	100,128
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2039	100	100,038
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2039	1,020	1,020,802
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	20,005
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	150,086
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	50	50,000
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2024	500	502,330
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,162
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	30,195
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,054
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	121,250
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	35,297
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,511,692
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	40,273
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	231,231
Illinois (State of) Toll Highway Authority, Series 2014 B, RB(a)(b)	5.00%	04/02/2024	1,000	1,001,176
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	90	90,000
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	500,005
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,012

				10,420,855

Indiana-0.33%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,138
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	25,282
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	550	546,963
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2024	135	135,998

				718,381

Iowa-0.03%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	55,209
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2014, Ref. RB	4.00%	12/01/2044	5	4,928

				60,137

Kansas-0.31%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	335	337,715
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	24,916
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	55,478
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2024	235	236,094
Wyandotte (County of), KS Unified Government, Series 2014 A, Ref. RB	5.00%	09/01/2044	20	20,047

				674,250

Kentucky-0.12%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2024	50	50,480
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 B, Ref. RB	4.00%	05/15/2037	25	25,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	$25	$24,527
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	150,524

				250,540

Louisiana-1.24%
Louisiana (State of), Series 2014 B, Ref. RB(a)(b)	4.00%	05/01/2024	1,000	1,001,127
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,009,677
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	125	126,210
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,019
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	291,103
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	150,589
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,191
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,382
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	54,321

				2,683,619

Maine-0.57%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	210,426
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,005,222
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,159

				1,235,807

Maryland-3.31%
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	120,041
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	300,146
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,013
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,330	1,339,928
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	20,010
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,075
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,642,167
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	65,485
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	35,018
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	50,373
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2024	1,500	1,511,197
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	526,190
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	100,307
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	45,415
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	100,486
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	40,497
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	182,236
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	101,242
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,125
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2024	400	403,002
Prince George’s (County of), MD, Series 2014 A, GO Bonds	4.00%	09/01/2024	530	531,964

				7,160,917

Massachusetts-2.71%
Massachusetts (Commonwealth of), Series 2004 C, Ref. GO Bonds, (INS - AMBAC)(c)	5.50%	12/01/2024	5	5,090
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	201,509
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds(a)(b)	4.00%	04/19/2024	30	30,022
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	45,266
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	177,196
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	323,096
Massachusetts (Commonwealth of), Series 2020 B, Ref. GO Bonds	5.00%	07/01/2024	1,000	1,005,907
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	506,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	$985	$986,908
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	1,050	1,056,203
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	5.00%	07/01/2024	15	15,089
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	100,755
Massachusetts (Commonwealth of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	285,742
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	501,132
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	20,205
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	527,535
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,190
University of Massachusetts Building Authority, Series 2014 1, RB(a)(b)	5.00%	11/01/2024	50	50,608

				5,863,728

Michigan-2.42%
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2024	1,000	1,012,592
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	135,070
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	225,365
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	85,534
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	35,220
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	115,723
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	301,885
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	151,580
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fouth Lien and UTGO Refunding), Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	160,169
Michigan (State of) Finance Authority (Detroit regional Convention facility Authority), Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	501,631
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2027	1,000	1,005,679
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,123
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,090
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-2, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	830	833,929
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2030	50	50,243
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,126
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,197
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2024	170	171,976
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2024	100	101,162
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	70,000
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	85,106
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,443

				5,233,843

Minnesota-0.94%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2024	1,000	1,014,201
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,007,102

				2,021,303

Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,171

Missouri-1.47%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,178
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	30,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2027	$75	$75,706
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2030	10	10,093
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2031	100	100,927
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2024	1,000	1,010,763
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2034	50	50,615
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	324,262
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	400	401,996
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	190,318
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,041
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,101
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	590	591,660
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	25,162
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	311,568

				3,173,756

Montana-0.11%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	250	244,169

Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2014 CC, Ref. RB	4.00%	02/01/2035	45	45,004
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	60,448
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	9,773

				115,225

Nevada-1.24%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2024	105	106,208
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	120,658
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	100,509
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	500	501,961
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2033	75	75,291
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	30,141
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	75,351
Las Vegas Valley Water District, Series 2015 B, Ref. GO Bonds	5.00%	12/01/2024	175	177,420
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	30,393
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	95,909
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	60	60,257
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	1,290	1,308,319

				2,682,417

New Jersey-3.93%
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	99,901
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	125	125,476
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	360	361,370
New Jersey (State of) Economic Development Authority, Series 2012 II, Ref. RB	3.00%	03/01/2024	60	60,000
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	185,689
New Jersey (State of) Economic Development Authority, Series 2014 RR, Ref. RB	4.00%	06/15/2034	40	40,067
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB(a)	5.00%	06/15/2026	75	75,269
New Jersey (State of) Economic Development Authority, Series 2014, RB(a)	5.00%	06/15/2040	150	150,538
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2024	5	5,021
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB	5.00%	07/01/2044	400	400,750
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014, RB	5.00%	06/15/2026	1,000	1,004,828
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	502,595
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	95,474
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	235,242
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB.	5.00%	06/15/2032	1,130	1,139,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	$25	$25,318
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	100,300
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	801,485
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	149,996
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	1,000	1,001,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,317
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2024	1,000	1,004,293
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	100,555
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	100,466
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	125,609
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	35,148
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	445	446,734
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	100,364

				8,499,119

New Mexico-0.37%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2024	600	600,000
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	115	115,000
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,057
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	25,143
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	50,126

				805,326

New York-16.42%
Dobbs Ferry Local Development Corp. (Mercy College), Series 2014, RB	5.00%	07/01/2044	105	105,166
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	200,534
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	100,267
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	455	457,139
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	200	202,806
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	3.00%	11/15/2028	760	760,044
Metropolitan Transportation Authority, Series 2014 B, RB	5.25%	11/15/2044	1,355	1,356,978
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	101,232
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,612
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,203
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	50,062
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	55,579
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2028	25	25,173
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2033	100	100,616
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	825	829,640
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2024	130	130,359
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	153,519
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	126,449
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,133
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	125,144
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	50,068
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2024	15	15,116
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	40,243
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	351,928
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	50	50,265
New York (City of), NY, Series 2014 J, Ref. GO Bonds	5.00%	08/01/2030	1,400	1,407,315
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,194
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	146,124
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	25	25,194
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,007,750
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2024	55	55,426
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,078
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	$20	$20,155
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2024	95	95,736
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	235	236,821
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,007,750
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	60	60,465
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	200,239
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,005
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC-1, RB	5.00%	06/15/2047	500	500,782
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, RB	5.00%	06/15/2035	500	501,921
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,017
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	200,887
New York (City of), NY Municipal Water Finance Authority, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	65,235
New York (City of), NY Municipal Water Finance Authority, Series 2014 EE, Ref. RB	5.00%	06/15/2036	100	100,362
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2028	500	502,217
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2045	10	10,017
New York (City of), NY Municipal Water Finance Authority, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	190,982
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-2, RB	5.00%	06/15/2026	1,200	1,215,784
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	4.00%	06/15/2024	160	160,385
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2026	75	75,986
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2026	25	25,329
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,051,523
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2025	30	30,085
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	714,605
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,095
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	171,075
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	206,171
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	75,343
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB(a)(b)	5.00%	04/02/2024	1,000	1,001,144
New York (City of), NY Transitional Finance Authority, Series 2014 D-1, RB(a)(b)	5.00%	04/02/2024	15	15,017
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	65,812
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	80,999
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	08/01/2024	340	342,552
New York (City of), NY Transitional Finance Authority, Series 2018, RB(a)	5.00%	08/01/2024	20	20,135
New York (City of), NY Transitional Finance Authority, Series 2018, RB	5.00%	08/01/2024	30	30,225
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	35,097
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2024	300	303,746
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	200,530
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	1,370	1,373,238
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2031	1,080	1,082,518
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	50,115
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	105,788
New York (State of) Dormitory Authority, Series 2014 A, RB(a)	5.00%	03/15/2024	25	25,013
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	125	125,150
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2029	350	350,440
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2030	400	400,475
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2031	310	310,344
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	460	460,476
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	100,100
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2034	325	325,314
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2035	95	95,086
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2029	1,000	1,001,256
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	50,062
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2031	500	500,613
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,018
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	225,272
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2039	2,000	2,001,426
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2024	25	25,263
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2024	10	10,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	$20	$20,117
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	55,579
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	495,021
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2024	965	965,537
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2024	150	150,080
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,061
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	100,610
New York (State of) Thruway Authority, Series 2014 J, RB(a)(b)	5.00%	05/14/2024	300	300,938
New York (State of) Thruway Authority, Series 2014 J, RB(a)(b)	5.00%	05/14/2024	1,440	1,444,504
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2024	25	25,131
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2030	505	507,154
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2014, Ref. RB	5.00%	06/15/2031	400	401,672
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2024	100	100,525
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2024	50	50,263
New York State Urban Development Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	03/15/2024	200	200,096
New York State Urban Development Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	03/15/2024	200	200,096
New York State Urban Development Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	03/15/2024	150	150,072
New York State Urban Development Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	03/15/2024	95	95,047
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	275,144
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2024	100	100,052
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	9,994
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,113
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	333,848
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	440	445,130
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	150	151,749
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	285	288,323
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	101,166
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	1,000	1,011,659
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	55,727
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2014 A, RB	5.00%	11/15/2044	1,000	1,001,341

				35,466,383

North Carolina-1.79%
Buncombe County Metropolitan Sewerage District, Series 2008 A, VRD Ref. RB(d)	3.30%	07/01/2031	2,000	2,000,000
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2024	25	25,000
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	106,530
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2024	75	75,320
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,027
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2024	100	100,429
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	25,069
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,043
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	100,429
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	110	110,001
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	46,197
University of North Carolina at Greensboro, Series 2014, RB(a)(b)	4.00%	04/01/2024	60	60,012
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	135	135,000
Wake (County of), NC, Series 2014, GO Bonds	5.00%	09/01/2024	1,000	1,009,375
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2024	60	60,000

				3,873,432

Ohio-1.78%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	50	50,294
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2027	125	126,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	$100	$100,129
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2024	35	35,290
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	50	50,284
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	197,338
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	101,273
Northeast Ohio Regional Sewer District, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	115	116,400
Ohio (State of), Series 2014 R, GO Bonds(a)(b)	5.00%	05/01/2024	335	335,872
Ohio (State of), Series 2014 R, GO Bonds	5.00%	05/01/2029	1,200	1,202,894
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,092
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	81,201
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2024	65	65,181
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	03/15/2024	205	205,097
Ohio (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	03/15/2024	40	40,019
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,007,546
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,199
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,073
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	45	45,639
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,043
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	40,568

				3,847,133

Oklahoma-0.97%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,045
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	100,363
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	1,000	1,001,835
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	780	782,779
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,032
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2024	175	175,687

				2,085,741

Oregon-1.34%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,047
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	1,015	1,019,783
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	430	432,162
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	25,322
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	25,313
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,126
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	35,460
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	30,394
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	235	238,089
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	15	15,197
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2024	1,000	1,012,869
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	35,165

				2,899,927

Pennsylvania-4.23%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	60,212
Delaware Valley Regional Finance Authority, Series 2020 B, Ref. RB	5.00%	11/01/2024	5	5,056
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	126,591
Pennsylvania (Commonwealth of), First Series 2013-1, GO Bonds(a)(b)	4.00%	03/19/2024	35	35,008
Pennsylvania (Commonwealth of), First Series 2014, GO Bonds	4.00%	06/15/2032	15	15,030
Pennsylvania (Commonwealth of), First Series 2014, Ref. GO Bonds	5.00%	07/01/2024	15	15,084
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	150,074
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	2,000	2,015,762
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	290	292,747
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds(a)(b)	5.00%	03/19/2024	90	90,055
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	176,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	$1,000	$996,230
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	65,452
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	328,477
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB(a)	5.00%	12/01/2039	1,275	1,288,858
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	201,044
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	2,000	2,010,444
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	151,511
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	100,669
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2014 A, RB(a)(b)	4.00%	07/01/2024	1,000	1,002,188
West View Municipal Authority, Series 2014, RB(a)(b)	4.00%	11/15/2024	10	10,050

				9,137,200

Rhode Island-0.12%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	100	100,751
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2027	40	40,310
Rhode Island Commerce Corp., Series 2016, Ref. RB	5.00%	06/15/2024	115	115,523

				256,584

South Carolina-0.50%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	50,000
South Carolina (State of) Public Service Authority, Series 2014 A, RB	5.50%	12/01/2054	300	300,391
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	50,438
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	130,636
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,161
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	100,561
South Carolina (State of) Public Service Authority, Series 2015 B, Ref. RB(a)	5.00%	12/01/2024	400	405,238
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2024	10	10,107

				1,077,532

South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	4,920
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	5.00%	11/01/2034	10	10,083
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	53,791

				68,794

Tennessee-0.16%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,019
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	80	80,193
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	80,000
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	80	80,946
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	70	70,828

				336,986

Texas-8.75%
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	251,670
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	35,314
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,060
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2024	1,000	1,007,260
Bexar (County of), TX, Series 2014, Ctfs. of Obligation(a)(b)	5.00%	06/15/2024	1,000	1,004,571
Bexar (County of), TX (Flood Control Tax), Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	85,389
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,203,536
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,081
Board of Regents of the University of Texas System, Series 2016 D, RB.	5.00%	08/15/2024	25	25,204

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	$35	$35,285
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	150	151,222
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	35,285
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	64,995
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	192,805
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	505,882
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	5.00%	11/01/2024	425	430,000
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	540	540,535
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	125,098
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	30,404
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	45,606
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	65,875
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	121,527
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	4.00%	08/15/2024	35	35,111
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	40,303
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	40,317
Denton Independent School District, Series 2014 A, GO Bonds(a)(b)	5.00%	08/15/2024	100	100,735
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,008,574
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	166,308
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	970,003
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2024	265	268,100
Houston (City of), TX, Series 2012 B, Ref. RB, (SIFMA Municipal Swap Index + 0.01%)(d)(e)	3.57%	03/12/2024	2,000	2,000,000
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	55	55,190
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	35,416
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	55,685
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	170	172,023
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2024	165	165,000
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	40,476
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2024	1,010	1,010,000
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	1,000,078
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,000
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	150,353
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,088
San Antonio (City of), TX, Series 2014, RB	5.00%	02/01/2044	430	430,155
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	201,558
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2032	215	215,132
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	373,792
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,111,273
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,000	1,010,248
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	285,345
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	100,121
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	65,079
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	20,002
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	90,039
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	90,105
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	110,129
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	30	30,036
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,107
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2024	30	30,223
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	100,563
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	435	435,560
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2024	150	150,159
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	75,811
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	$35	$35,072
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	225	227,609
Texas A&M University, Series 2016 C, Ref. RB	5.00%	05/15/2024	170	170,556
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	50,367
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	45,301
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	110,735

				18,906,657

Utah-0.26%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	500,834
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,085
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	40,192

				556,111

Virginia-1.19%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,113
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2024	1,200	1,206,817
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	100,058
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	340	339,335
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	500	503,712
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2024	200	201,485
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2024	20	20,152
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	140	140,481
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	35,018
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,098

				2,567,269

Washington-2.38%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2024	10	10,122
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2024	205	206,218
Energy Northwest (Columbia Generating Station), Series 2014 A, Ref. RB	5.00%	07/01/2024	400	402,376
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2026	1,000	1,004,505
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	150,661
King & Snohomish Counties School District No. 417 Northshore, Series 2014, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	25	25,039
King County Rural Library District, Series 2012, Ref. GO Bonds	4.00%	12/01/2024	20	20,109
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	70	70,968
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	150,410
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	501,631
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	202,796
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2024	30	30,179
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	45,088
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2024	175	176,335
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2037	350	351,887
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,119
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	191,449
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2024	1,400	1,410,679
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	154,451
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	24,642

				5,149,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-0.12%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	$10	$10,085
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	252,491

				262,576

Wisconsin-1.54%
Wisconsin (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2024	1,000	1,002,605
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	25,312
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,030
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2024	50	50,624
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,012,485
Wisconsin (State of), Series 2023-1, Ref. GO Bonds	5.00%	05/01/2024	900	902,489
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	70,409
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	237,090

				3,321,044

TOTAL INVESTMENTS IN SECURITIES(f)-98.00% (Cost $212,403,387)				211,751,512
OTHER ASSETS LESS LIABILITIES-2.00%				4,316,839

NET ASSETS-100.00%				$216,068,351

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
SIFMA	-Securities Industry and Financial Markets Association
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2024.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2024.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Ad Valorem Property Tax	34.13

Miscellaneous Revenue	9.02

Water Revenue	7.55

Sales Tax Revenue	7.12

General Fund	6.31

Health, Hospital, Nursing Home Revenue	6.20

Income Tax Revenue	4.76

College & University Revenue	4.17

Electric Power Revenue	3.05

Revenue Types Each Less Than 3%	15.69

Other Assets Less Liabilities	2.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

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February 29, 2024

(Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.57%
Alabama-0.37%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2025	$285	$287,116
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	300	310,406
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	205,714

				803,236

Alaska-0.15%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	105	107,793
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2034	20	20,519
Alaska (State of) International Airports System, Series 2016 B, Ref. RB	5.00%	10/01/2035	80	81,992
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	102,188

				312,492

Arizona-1.41%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	103,194
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	40	40,478
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	102,232
Arizona (State of) Transportation Board (Maricopa County Regional Area Road Fund), Series 2016, Ref. RB	5.00%	07/01/2025	200	205,277
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	25,513
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	126,787
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2040	15	15,155
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	75,905
Phoenix (City of), AZ, Series 2014, GO Bonds	4.00%	07/01/2025	15	15,037
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2025	40	41,076
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2035	35	35,823
Phoenix Civic Improvement Corp., Series 2015 B, Ref. RB	5.00%	07/01/2034	110	112,418
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	130	133,106
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2025	140	143,565
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2025	80	82,037
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2025	50	51,346
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2025	10	10,249
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	205	209,689
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2034	625	638,988
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2035	165	168,632
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	605	618,279
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2025	55	55,877
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2025	25	25,399

				3,036,062

Arkansas-0.01%
Arkansas (State of), Series 2015, Ref. GO Bonds	4.00%	06/01/2025	25	25,058

California-17.45%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	30,782
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	51,199
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	127,312
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2025	1,000	1,022,751
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	104,946
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,012,498
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,554
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	865	890,190
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	65,102
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2030	80	81,419
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	61,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	$100	$101,767
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	77,116
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	50,119
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2034	175	179,724
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	102,089
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	325	329,343
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	815	830,331
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	360	367,521
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	150	154,494
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	203,850
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	225,210
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	102,716
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	56,420
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	1,750	1,794,686
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,150	1,178,456
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	51,554
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	159,512
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	650	671,473
California (State of), Series 2020, GO Bonds	5.00%	11/01/2025	1,250	1,293,770
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	29,578
California (State of), Series 2021, GO Bonds	4.00%	10/01/2025	2,000	2,035,484
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2025	725	748,950
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	410	425,183
California (State of), Series 2022, GO Bonds	5.00%	09/01/2025	1,090	1,123,880
California (State of) (Bid Group B), Series 2020, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,035,016
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2025	20	20,287
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2025	50	51,964
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	103,491
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	517,598
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	506,847
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	102,890
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	40,314
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	20,743
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	238,548
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	518,582
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2025	120	123,625
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2025	200	203,009
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	200	203,367
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	61,010
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	153,395
California (State of) Public Works Board (Vaious Capital), Series 2023 B, Ref. RB	5.00%	12/01/2025	300	311,162
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2025	5	5,171
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2025	120	123,983
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	103,569
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	155,149
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	1,000	1,031,339
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	677,360
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	51,196
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	203,311
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	80	82,222
East Bay Municipal Utility District, Series 2015 A, Ref. RB	5.00%	06/01/2029	50	51,342
Long Beach (City of), CA, Series 2020, Ref. RB	5.00%	05/15/2025	30	30,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	$75	$76,617
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	66,232
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	45,861
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	40,636
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,028,361
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	215	220,620
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	204,850
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	413,921
Los Angeles Community College District (Election of 2016), Series 2022 C-1, GO Bonds	5.00%	08/01/2025	90	92,847
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	1,020	1,025,775
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	41,119
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	87,377
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2025	250	257,829
Los Rios Community College District, Series 2021 E, GO Bonds	3.00%	08/01/2025	1,050	1,051,076
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	514,378
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	257,156
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	103,502
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	40,808
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	50,421
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	20,021
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	107,405
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	5.25%	11/01/2025	80	83,282
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	103,205
Sacramento (County of), CA Water Financing Authority, Series 2022 A, RB	4.00%	11/01/2025	165	167,984
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2025	20	20,673
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	10	10,314
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	102,795
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2025	10	10,314
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	123,467
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2027	25	25,737
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	66,966
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	76,519
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2025	10	10,279
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	5.00%	04/01/2029	25	25,961
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	115	115,065
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2032	20	19,986
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	256,730
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	102,902
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	118,008
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	66,885
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	150,969
San Francisco Unified School District, Series 2020, Ref. GO Bonds	4.00%	06/15/2025	1,185	1,202,121
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,118,366
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,000	1,010,810
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	102,981
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2021 B, RB(a)	5.00%	08/01/2025	115	118,316
San Mateo County Community College District, Series 2015 A, GO Bonds(a)(b)	5.00%	09/01/2025	55	56,775
San Mateo County Transit District, Series 2015 A, Ref. RB	5.00%	06/01/2029	1,000	1,028,566
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	241,619
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2025	500	511,536
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,157
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2027	35	35,915
University of California, Series 2015 AO, Ref. RB	5.00%	05/15/2031	40	41,018
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2028	1,025	1,051,277
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2025	20	20,507
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	312,732
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2025	10	10,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	$30	$30,760
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2029	40	41,014
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	120	123,066
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2032	60	61,507
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	115	117,096
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	180	180,251
Vista Joint Powers Financing Authority, Series 2015, Ref. RB	5.25%	05/01/2037	45	46,140
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	20	20,605
Yosemite Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2025	40	41,209

				37,474,432

Colorado-0.88%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,234
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	34,654
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	45	46,694
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	105	108,533
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	25,896
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	346,380
Boulder Larimer & Weld Counties St. Vrain Valley School District RE-1J, Series 2016 A, Ref. GO Bonds	4.00%	12/15/2032	25	25,393
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2025	35	36,299
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	80	82,968
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	200	202,780
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2025	95	98,217
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	168,409
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	152,074
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2025	30	31,103
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	250	250,946
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	194,521
University of Northern Colorado, Series 2015 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	06/01/2040	75	75,153

				1,890,254

Connecticut-2.18%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	203,990
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	214,152
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	51,264
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	139,522
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,464
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,016,351
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	105,829
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2025	1,000	1,031,892
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	102,912
Connecticut (State of) (Transportation Infrastructure), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	504,655
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2028	300	308,134
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2029	80	82,125
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2033	95	97,271
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2034	250	255,585
Connecticut (State of) (Transportation Infrastructure), Series 2015 A, RB	5.00%	08/01/2035	40	40,810
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2025	75	76,092
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	256,991

				4,688,039

Delaware-0.24%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	203,255
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	304,882

				508,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
District of Columbia-0.88%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2028	$10	$10,245
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2029	10	10,255
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	102,478
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2032	1,000	1,024,783
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	51,122
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2036	150	153,146
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	101,645
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,119
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	281,544
District of Columbia, Series 2019 A, RB	5.00%	03/01/2025	35	35,675
District of Columbia Water & Sewer Authority, Series 2014 C, Ref. RB	5.00%	10/01/2025	50	50,478
District of Columbia Water & Sewer Authority (Green Bonds), Series 2015 A, RB	5.00%	10/01/2045	60	60,694

				1,887,184

Florida-3.08%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2025	70	71,663
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	168,195
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2031	90	91,579
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	25,624
Florida (State of), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	136,071
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	46,217
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	505	518,657
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	502,978
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	66,664
Florida (State of) Department of Transportation, Series 2015 A, Ref. GO Bonds	5.00%	07/01/2025	100	102,691
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2025	85	87,131
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	56,543
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	975	986,122
Florida Keys Aqueduct Authority, Series 2021 B, RB	5.00%	09/01/2025	100	102,975
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	50,020
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,296
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	41,228
Hillsborough (County of), FL, Series 2015, RB.	3.75%	10/01/2045	200	191,383
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	134,167
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	76,973
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	30,766
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	100,091
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	101,395
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	46,058
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2025	45	45,862
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	203,478
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	127,131
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	260,158
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	211,012
Miami-Dade (County of), FL, Series 2014 B, Ref. RB	5.00%	10/01/2025	665	671,753
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	410	419,646
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	10	10,220
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2030	55	56,311
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,100
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	185,705
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	40	41,097
Orange (County of), FL School Board, Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	35	35,960
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2025	85	87,635
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	101,921
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	55	56,403
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida-(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	$35	$34,970
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	66,975
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,307

				6,617,131

Georgia-2.77%
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	25,565
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	350	357,911
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	35,781
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2028	700	716,192
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2030	110	112,502
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	20,453
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	755	766,432
DeKalb (County of), GA, Series 2006 B, Ref. RB	5.25%	10/01/2025	100	103,560
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	61,847
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	102,034
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	102,266
Georgia (State of), Series 2015 A, GO Bonds	4.00%	02/01/2033	5	5,032
Georgia (State of), Series 2015 A, GO Bonds	3.50%	02/01/2035	100	100,266
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	4.00%	07/01/2025	140	141,944
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2025	440	456,066
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,177
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	51,339
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	608,331
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2027	370	376,497
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	49,391
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	175,310
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	100,721
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	51,208
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2015, Ref. RAC	5.00%	08/01/2034	75	75,952
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	507,636
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2025	100	101,774
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	56,477
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	480	492,474
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	175,183

				5,940,321

Hawaii-0.89%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	154,674
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	134,233
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2025	20	20,651
Hawaii (State of) Department of Budget & Finance (Queens Health System), Series 2015 A, Ref. RB	5.00%	07/01/2035	100	102,073
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	50,945
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	257,433
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	195	200,676
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2029	110	113,082
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2030	75	77,090
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	15	15,384
Honolulu (City & County of), HI, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	5	5,128
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2027	400	411,892
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	5.00%	10/01/2029	30	30,841
Honolulu (City & County of), HI, Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	50	50,539
Honolulu (City & County of), HI, Series 2015, Ref. RB	3.50%	07/01/2033	75	75,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	$200	$203,837
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2025	5	5,097

				1,908,651

Illinois-5.34%
Bolingbrook (Village of), IL, Series 2014, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2038	105	105,115
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	307,704
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,571
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,348
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,353
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	725	735,240
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	238,301
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	136,887
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2025	25	25,378
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,052,495
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	51,446
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2025	25	25,723
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2025	105	106,738
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	76,966
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,623
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	46,122
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,507,722
Illinois (State of) Finance Authority, Series 2015, RB(a)(b)	5.00%	05/01/2025	450	458,365
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	483,435
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2025	50	50,332
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2025	10	10,242
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2035	750	761,200
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	40,026
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	90	91,064
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2025	15	15,290
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,374
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	234,074
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	15,325
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	800	809,621
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2015 A, RB	5.00%	10/01/2034	250	255,804
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	250	251,779
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2029	20	20,445
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	5.00%	02/01/2030	80	81,669
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2033	230	230,463
Illinois (State of) Municipal Electric Agency, Series 2015 A, Ref. RB	4.00%	02/01/2034	45	45,053
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2036	1,000	1,013,338
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,096
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2036	1,000	1,021,274
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,283
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2040	270	273,355
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,257
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	45,578
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	120	120,013
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,251
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	190	192,361
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,249
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	4.00%	03/01/2040	170	167,643
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	80	80,483

				11,472,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Indiana-1.68%
Indiana (State of) Finance Authority, Series 2015 B, Ref. RB	5.00%	02/01/2025	$135	$137,395
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2025	10	10,358
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2025	1,500	1,544,402
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2015 A, Ref. RB(a)(b)	4.00%	03/01/2025	80	80,556
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	305	310,410
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	559,331
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2025	80	82,329
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2030	160	161,936
Indiana (State of) Municipal Power Agency, Series 2014 A, Ref. RB	5.00%	01/01/2032	90	91,075
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	489,336
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	46,346
Richmond (City of), VA Hospital Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	85	85,490

				3,598,964

Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2025	25	25,564
Iowa (State of) Finance Authority, Series 2017, Ref. RB	5.00%	08/01/2025	40	41,159
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2025	20	20,579

				87,302

Kansas-0.86%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2025	25	25,688
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	5.00%	09/01/2025	50	51,488
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2025	85	87,466
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	56,579
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	149,057
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2032	1,000	1,026,948
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	305	313,039
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2034	25	25,633
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,321
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,625
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	45	45,625

				1,852,469

Kentucky-0.49%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2014 A, Ref. RN	5.00%	09/01/2025	100	100,796
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RN	5.00%	11/01/2025	400	411,577
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	125	125,111
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	224,389
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	102,747
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	85,822

				1,050,442

Louisiana-1.27%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	335	340,912
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	1,010	1,019,696
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	1,160	1,177,677
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	153,132
New Orleans (City of), LA, Series 2015, RB(a)(b)	5.00%	06/01/2025	25	25,579

				2,716,996

Maine-0.02%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2025	45	46,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland-1.66%
Maryland (State of), First series 2016, GO Bonds	4.00%	06/01/2025	$400	$400,513
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	496,011
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	380	387,718
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	102,869
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2025	300	308,608
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	515,814
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	75,003
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,837
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	427,676
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2025	470	478,369
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	102,691
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	151,985
Prince George’s (County of), MD, Series 2023 A, Ref. GO Bonds	5.00%	08/01/2025	15	15,432

				3,563,526

Massachusetts-4.37%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	80	82,318
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	35,982
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,129
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	86,234
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	175	179,482
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	111,890
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2037	25	25,082
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	09/01/2029	5	5,061
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	45	46,217
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	51,352
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	145,899
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	248,336
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	216,826
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	2,340	2,416,935
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	50,801
Massachusetts (Commonwealth of), Series 2019 E, Ref. GO Bonds	3.00%	12/01/2025	50	49,978
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	258,713
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	861,271
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	500	507,490
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	41,050
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2025	500	513,456
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB(a)	4.00%	05/01/2025	230	232,208
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021, RB	4.00%	05/01/2025	20	20,240
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	710	710,249
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2015, Ref. RB	5.00%	01/01/2035	275	277,496
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	101,369
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	72,023
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2025	500	515,807
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2027	230	237,290
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	3.05%	08/15/2028	125	123,913
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	206,129
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	4.00%	08/15/2032	65	65,317
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	600	613,108
Massachusetts (Commonwealth of) School Building Authority, Series 2015 D, Ref. RB	5.00%	08/15/2037	25	25,546
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	200	203,477

				9,379,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan-1.79%
Ann Arbor School District, Series 2023, GO Bonds	4.00%	05/01/2025	$10	$10,120
Mattawan Consolidated School District, Series 2015 I, GO Bonds(a)(b)	5.00%	05/01/2025	1,000	1,023,522
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	510,155
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	144,277
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2029	25	25,759
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2033	575	592,244
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,309
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	386,365
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2034	15	15,449
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	30,685
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	304,851
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	101,446
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	60,301
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 C, RB	5.00%	07/01/2034	25	25,330
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	50,780
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	55	56,153
Michigan (State of) Finance Authority (Sparrow Obligated Group), Series 2015, Ref. RB(a)(b)	5.00%	05/15/2025	45	45,944
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	35,768
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	359,285
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	51,128

				3,839,871

Minnesota-1.04%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	181,390
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2025	80	81,262
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2027	25	25,703
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	231,330
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2025	110	113,156
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,141
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2025	465	478,342
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2025	65	66,865
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2025	30	30,861
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	305,728
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2032	40	40,644
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	5.00%	07/01/2033	180	182,876
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015, Ref. RB	4.00%	07/01/2035	500	500,424

				2,243,722

Mississippi-0.24%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	314,925
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	103,241
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	100	103,386

				521,552

Missouri-0.95%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	60	59,774
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	80	81,796
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,508
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	250,801
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,017,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	$100	$101,659
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	512,672

				2,048,537

Nebraska-0.68%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,465
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	101,324
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	100,211
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,008,325
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	75,951
University of Nebraska, Series 2015, RB(a)(b)	4.00%	07/01/2025	100	101,206

				1,452,482

Nevada-0.63%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	286,414
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	213,191
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2028	415	429,038
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	174,146
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2025	65	66,587
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	117,672
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2025	70	72,568

				1,359,616

New Jersey-3.51%
Essex (County of), NJ, Series 2017, Ref. GO Bonds	5.00%	08/01/2025	15	15,445
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	300	306,769
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	30	30,677
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	1,720	1,760,503
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	90	93,202
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	10	10,252
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	400	410,065
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	50	51,258
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.00%	06/15/2025	55	56,384
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB(a)(b)	5.25%	06/15/2025	5	5,141
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.25%	06/15/2028	100	102,428
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	1,025	1,047,802
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.38%	06/15/2027	35	35,475
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2025	200	204,673
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	204,831
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	271,082
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	102,405
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	135	136,794
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	260	262,458
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2025	35	36,150
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	71,116
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2032	1,000	1,015,315
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	1,285	1,300,207
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,080

				7,535,512

New Mexico-0.14%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2025	55	56,393
New Mexico (State of) (Capital), Series 2015, GO Bonds(a)	5.00%	03/01/2025	75	76,395
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2015, RB(a)(b)	5.00%	08/01/2025	110	112,788
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2025	50	51,280

				296,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-17.28%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	$100	$102,249
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	228,907
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	359,452
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB, (INS - BAM)(c)	5.00%	11/15/2033	105	107,620
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2032	60	61,550
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	5.00%	11/15/2036	55	56,248
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	11/15/2025	20	20,712
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	206,515
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2027	15	15,453
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	290	297,832
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2034	170	174,280
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	206,515
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2025	200	206,515
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2027	75	76,658
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2030	70	71,443
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	60	60,717
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	180,376
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	102,992
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2032	245	252,175
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2035	365	375,282
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,018,472
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	101,896
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	701,180
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	426,729
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	125	126,958
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2032	1,000	1,015,482
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,035
New York (City of), NY, Series 2015 F-1, GO Bonds	5.00%	06/01/2036	650	662,793
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	75,047
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	179,679
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,337
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	205,348
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2025	50	51,337
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	112,941
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	500	513,369
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2025	70	71,872
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2025	95	97,540
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	20,516
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	92,188
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	468,566
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	174,068
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	101,636
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,365
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	3.50%	06/15/2032	70	70,383
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	5.00%	06/15/2046	315	318,655
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-2, RB	5.00%	06/15/2027	425	440,350
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	176,140
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2025	410	420,884
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2027	15	15,542
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2027	2,025	2,098,140
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	307,270
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	86,812
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2033	200	205,724
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	204,131
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	206,182
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	187,748
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	405,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	$330	$333,748
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	307,825
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	35,795
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,338
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	1,200	1,218,102
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	202,831
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2028	610	619,504
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	355	358,200
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	511,088
New York (City of), NY Transitional Finance Authority, Series 2015, RB	5.00%	08/01/2028	200	205,097
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB(a)	5.00%	07/15/2025	50	51,358
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	103,452
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB(a)	5.00%	11/01/2025	5	5,158
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	45	46,553
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	46,297
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2029	75	77,269
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	185,181
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	154,170
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	76,865
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	204,290
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	450	459,653
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	101,765
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	86,465
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2032	1,000	1,023,150
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2033	1,000	1,017,138
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	107,051
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	40,781
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2030	245	251,317
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	205,096
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2032	1,000	1,015,780
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	615,108
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2033	650	660,196
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	179,354
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2034	435	441,783
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	40,612
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	1,575	1,589,868
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	152,381
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	03/15/2045	200	202,616
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	152,753
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,027,443
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	101,953
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	103,116
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	206,701
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB(a)	5.00%	03/15/2025	100	101,940
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	51,675
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	202,778
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	130	131,274
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,394
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	332,609
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	107,307
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	111,754
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	203,025
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	885	897,300
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	364,335
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	83,053
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	3.00%	12/15/2032	145	145,364

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	$485	$501,970
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2034	100	103,481
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	325	336,143
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,417
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2037	75	77,400
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2032	5	5,104
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	96,971
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	265	268,728
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	203,559
New York State Environmental Facilities Corp., Series 2015 A, Ref. RB	5.00%	06/15/2040	275	279,588
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2025	90	92,424
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2025	100	102,041
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	20,619
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	15,428
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2030	70	71,763
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	153,191
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2025	1,000	1,020,412
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2025	65	66,327
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	102,637
Suffolk (County of), NY Water Authority, Series 2015, Ref. RB	4.00%	06/01/2031	155	157,869
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	417,358
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	500	504,172
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	516,685

				37,094,007

North Carolina-1.43%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	112,960
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	136,860
Guilford (County of), NC, Series 2017, Ref. GO Bonds	5.00%	03/01/2025	100	101,908
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2025	65	67,385
North Carolina (State of), Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	20	20,496
North Carolina (State of), Series 2014 A, Ref. GO Bonds	5.00%	06/01/2025	1,000	1,024,780
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	145	148,575
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2025	40	40,913
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	120	122,740
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2025	25	25,620
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	270	274,961
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2030	130	132,292
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	152,853
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	308,880
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	5.00%	06/01/2025	65	66,459
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2034	90	90,601
Raleigh (City of), NC Combined Enterprise System, Series 2015 A, Ref. RB	4.00%	12/01/2035	135	136,330
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	101,938

				3,066,551

Ohio-1.38%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	101,481
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	207,627
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	25,348
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	154,037
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	506,678
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	102,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	$200	$200,597
Ohio (State of), Series 2015 C, GO Bonds(a)(b)	5.00%	05/01/2025	25	25,576
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	153,218
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	275,545
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	183,594
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2025	135	139,218
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2025	15	15,215
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2025	180	186,615
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	100	103,675
Ohio (State of) Higher Educational Facility Commission, Series 2015, Ref. RB	5.00%	07/01/2041	440	446,236
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	144,894

				2,971,690

Oklahoma-0.18%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	75,642
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	66,410
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	133,072
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	102,318

				377,442

Oregon-0.48%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,135
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	517,307
Oregon (State of) Facilities Authority, Series 2015 A, Ref. RB	5.00%	04/01/2045	100	101,008
Oregon (State of) Lottery, Series 2014 C, Ref. RB	5.00%	04/01/2025	300	300,432
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	101,987

				1,030,869

Pennsylvania-3.22%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	5.00%	11/01/2025	100	103,271
Allegheny (County of), PA Sanitary Authority, Series 2015, Ref. RB	5.00%	12/01/2040	410	415,640
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	86,786
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	600	610,396
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	289,348
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	130	130,499
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	106,658
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	95	96,852
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	508,977
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	198,024
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	101,551
Pennsylvania (Commonwealth of), First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,350	1,371,214
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	123,640
Pennsylvania (Commonwealth of), First series 2021, GO Bonds	5.00%	05/15/2025	65	66,493
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	5.00%	08/15/2032	20	20,435
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	46,365
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	4.00%	08/15/2035	15	15,113
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,168
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	100,758
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	101,799
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,113
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2026	25	25,540
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	51,076
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	65,879
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	95,253
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	1,250	1,261,313

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2025	$50	$51,165
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2025	75	76,748
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	206,088
Philadelphia (City of), PA, Series 2015 B, GO Bonds	4.00%	08/01/2035	25	25,176
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	51,534
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	186,814
Philadelphia (City of), PA Redevelopment Authority, Series 2015 A, Ref. RB	5.00%	04/15/2031	75	76,547
Reading School District, Series 2015 A, Ref. GO Bonds, (INS - AGM)(c)	4.13%	02/01/2036	85	85,365
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	112,237

				6,904,835

South Carolina-0.89%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	203,107
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2023, Ref. RB	5.00%	12/01/2025	90	93,115
Greenville County School District, Series 2023, Ref. RB	5.00%	12/01/2025	100	103,530
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	25,076
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	101,843
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	211,071
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	350	352,896
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2028	5	5,040
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	4.00%	10/01/2031	150	151,085
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2025	600	619,352
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,691

				1,910,806

South Dakota-0.02%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2035	45	46,243

Tennessee-0.88%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	133,398
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	410,401
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	41,050
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	172,711
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,134
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,339
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,033,864
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	87,892

				1,894,789

Texas-10.84%
Alamo Regional Mobility Authority, Series 2016, RB(a)(b)	5.00%	06/15/2025	1,000	1,023,259
Austin (City of), TX, Series 1998, Ref. RB, (INS - NATL)(c)	5.25%	05/15/2025	490	495,596
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	180,010
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	153,118
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	253,017
Board of Regents of the University of Texas System, Series 2016 C, RB	5.00%	08/15/2025	10	10,286
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	512,470
Clear Creek Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,316
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	70	71,823
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	101,717
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	295	295,832
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	75,101
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,011,750
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	155	160,419

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	$1,500	$1,552,437
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	181,118
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	10	10,350
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	25	25,874
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	175	181,118
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	206,992
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	20,363
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds(a)(b)	4.00%	02/15/2025	65	65,418
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	205	208,717
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	95	96,838
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2025	25	25,446
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	71,963
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	159,299
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	390,866
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2025	215	220,994
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	134,253
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	96,032
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2014 A, RB	5.00%	12/01/2025	25	25,306
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	255,907
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	206,452
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2025	1,300	1,322,893
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.50%	02/15/2025	85	86,911
Kerrville Health Facilities Development Corp., Series 2015, Ref. RB	5.00%	08/15/2035	25	25,348
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	117,649
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	106,855
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	100	101,569
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	242,515
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	1,080	1,095,041
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	15	15,414
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	310	318,160
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	204,978
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2031	10	10,237
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2032	145	148,354
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2035	135	137,767
North Texas Tollway Authority, Series 2008 I, Ref. RB(a)(b)	6.20%	01/01/2025	100	102,374
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	250,743
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	227,912
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	260	263,240
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	355	359,279
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	220	222,539
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	60,846
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2034	215	217,729
North Texas Tollway Authority, Series 2015 B, Ref. RB	4.00%	01/01/2035	100	100,405
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	155,192
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2025	50	50,707
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	66,141
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	145,963
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2025	1,000	1,017,007
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2025	1,000	1,018,134
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	450	457,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	$150	$152,493
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	177,990
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	101,750
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	275,316
San Antonio (City of), TX Water System, Series 2015 B, Ref. RB	5.00%	05/15/2036	275	279,864
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	152,510
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	50,780
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	175	180,344
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	133,990
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	205	209,924
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2029	75	77,290
Texas (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2034	50	51,294
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2025	25	25,529
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2025	115	117,432
Texas (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2025	90	92,917
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2025	105	108,403
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	405	410,623
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	581,018
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2025	40	41,309
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,032,722
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	314,334
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2033	500	504,212
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	117,370
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	101,747
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2025	400	411,309
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	127,856
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	137,466
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	155	159,458

				23,277,087

Utah-0.41%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	320	328,317
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	30	30,381
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	40	40,508
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	4.00%	06/15/2025	45	45,571
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	61,510
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	82,013
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	130	133,271
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	25,568
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	15	15,378
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	115	117,894

				880,411

Vermont-0.02%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,204
University of Vermont and State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2040	15	15,210

				35,414

Virginia-1.35%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	76,307
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2025	150	152,466
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	150,154
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	512,799
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	40,673
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	218,852
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2025	40	39,898
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	365	371,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (Public Higher Education Financing), Series 2015 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2025	$45	$46,399
Virginia (Commonwealth of) Public Building Authority, Series 2015 A, RB	4.00%	08/01/2033	1,000	1,007,954
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	66,874
Virginia (Commonwealth of) Public School Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	08/01/2025	90	90,325
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	122,856

				2,897,097

Washington-4.28%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	4.00%	11/01/2025	1,000	1,016,979
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	85	87,809
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	77,478
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	77,478
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	154,956
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	20	20,661
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	200	205,435
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	102,498
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	76,815
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	174,091
Energy Northwest (Columbia Generating Station), Series 2015 C, Ref. RB	5.00%	07/01/2031	500	512,230
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	513,588
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	116,787
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	100	101,554
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	40,621
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	55,855
King (County of), WA, Series 2015, Ref. RB.	4.00%	07/01/2045	75	73,830
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2025	90	92,245
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	50	51,230
Pierce County School District No 10 Tacoma, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	35	36,181
Pierce County School District No. 10 Tacoma, Series 2015, Ref. GO Bonds(a)(b)	5.00%	12/01/2025	50	51,791
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	305,321
Seattle (Port of), WA, Series 2022 A, Ref. RB	5.00%	08/01/2025	65	66,693
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,238
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,341
Washington (State of), Series 2014 D, Ref. GO Bonds	5.00%	07/01/2032	345	350,219
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	45,725
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,159
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	126,952
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	205,348
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,023,401
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,228
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	878,794
Washington (State of), Series 2015 R, Ref. GO Bonds	4.00%	07/01/2031	400	403,580
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	142,187
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	203,025
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	202,927
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	257,243
Washington (State of), Series R-2015-C, Ref. GO Bonds	5.00%	07/01/2030	700	710,703
Washington (State of), Series R-2015-C, Ref. GO Bonds	5.00%	07/01/2032	295	299,487
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	4.00%	07/01/2036	110	110,008
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	$35	$35,641
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,354

				9,179,029

Wisconsin-0.89%
Waushara (County of), WI, Series 2022 A, RB	4.50%	06/01/2027	500	508,873
Wisconsin (State of), Series 2015, Ref. GO Bonds	3.00%	05/01/2025	50	50,023
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2025	60	61,391
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	175	178,808
Wisconsin (State of), Series 2015-4, Ref. GO Bonds	5.00%	05/01/2025	295	298,619
Wisconsin (State of), Series 2016-1, Ref. GO Bonds	5.00%	11/01/2025	30	30,680
Wisconsin (State of), Series 2017 A, GO Bonds(a)(b)	5.00%	05/01/2025	115	117,679
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	330	337,181
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2025	45	46,017
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	35,937
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	51,339
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	200,085

				1,916,632

TOTAL INVESTMENTS IN SECURITIES(d)-98.57% (Cost $213,094,409)				211,640,113
OTHER ASSETS LESS LIABILITIES-1.43%				3,066,354

NET ASSETS-100.00%				$214,706,467

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)–(continued)

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(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Ad Valorem Property Tax	37.26

Sales Tax Revenue	7.36

Water Revenue	5.90

Highway Tolls Revenue	5.60

Miscellaneous Revenue	5.42

Electric Power Revenue	4.99

College & University Revenue	4.89

Appropriations	4.36

Income Tax Revenue	4.26

Lease Revenue	4.25

Health, Hospital, Nursing Home Revenue	3.60

General Fund	3.26

Revenue Types Each Less Than 3%	7.42

Other Assets Less Liabilities	1.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

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(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.64%
Alabama-0.67%
Alabama (State of) Economic Settlement Authority, Series 2016 A, RB	4.00%	09/15/2033	$200	$201,242
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	120	126,372
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	200	210,620
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	21,087
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	52,944
Auburn University, Series 2016 A, Ref. RB	5.00%	06/01/2038	40	41,295
Birmingham (City of), AL Special Care Facilities Financing Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	5.00%	11/15/2046	150	152,910
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	63,059
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2034	50	51,843
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2035	85	87,936
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,908
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	127,183

				1,155,399

Alaska-0.09%
North Slope (Borough of), AK, Series 2021 C, GO Bonds	4.00%	06/30/2026	150	153,981

Arizona-1.16%
Allegheny (County of), PA Sanitary Authority, Series 2016, Ref. RB	5.00%	07/01/2033	500	521,463
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	103,975
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	136,419
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	205,098
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2042	20	20,103
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2026	30	31,069
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2026	30	31,433
Mesa (City of), AZ, Series 2016, Ref. RB	4.00%	07/01/2031	120	122,499
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2026	5	5,139
Phoenix (City of), AZ, Series 2016, Ref. GO Bonds	5.00%	07/01/2026	80	84,024
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	65,231
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	20,878
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2026	25	26,223
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	50	52,403
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2030	50	52,311
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2032	10	10,460
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	100	104,461
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	26,075
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2037	100	103,889
Phoenix Civic Improvement Corp., Series 2021 B, Ref. RB	5.00%	07/01/2026	70	73,586
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2026	5	5,250
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2026	70	72,710
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2026	110	114,259

				1,988,958

California-18.61%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,351
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,547
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2026	20	20,973
California (State of), Series 2015, GO Bonds	5.00%	03/01/2026	95	97,010
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	26,400
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	4,154
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2029	700	739,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2031	$400	$408,745
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2032	100	99,623
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	441,977
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	189,419
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	105,160
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	748,385
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	507,773
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2026	250	263,405
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	235	249,148
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	150	157,489
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2034	500	524,000
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	104,465
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	210	222,180
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	2,015	2,109,783
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	360,694
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	150	157,038
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	79,350
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,112
California (State of), Series 2021, GO Bonds	5.00%	12/01/2032	20	20,943
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2026	400	424,975
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	20,903
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	105,509
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	26,300
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	220,485
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	52,681
California (State of) Department of Water Resources, Series 2017 AX, Ref. RB	5.00%	12/01/2026	45	48,106
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2026	50	53,451
California (State of) Department of Water Resources, Series 2021, RB	5.00%	12/01/2026	40	42,761
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2028	90	96,215
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2029	10	10,669
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2034	10	10,278
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	4.00%	12/01/2035	35	35,833
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2026	175	187,077
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	20,965
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	55,122
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	45	46,648
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 A, RB	5.00%	08/15/2033	95	99,773
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2032	95	99,874
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2035	70	71,110
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	285	298,793
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2036	210	213,101
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	170	170,581
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	153,128
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2035	105	105,664
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	100	100,069
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	23,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2026	$25	$26,592
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	42,378
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,400
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(a)	5.00%	07/01/2026	10	10,570
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2027	110	115,793
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2028	160	168,411
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2029	50	52,551
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2030	95	99,701
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2016, RB	5.00%	10/01/2031	25	26,197
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2026	55	58,529
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	204,661
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	200,426
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	35,793
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2026	1,265	1,332,831
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	26,505
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2029	70	73,957
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	225,562
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2033	55	57,973
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	70	73,771
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2031	60	61,644
California (State of) Public Works Board (Various Capital), Series 2016 D, Ref. RB	4.00%	04/01/2032	55	56,356
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)	5.00%	10/01/2026	5	5,302
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2026	25	26,450
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	4.13%	03/01/2034	225	227,267
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	4.00%	02/15/2026	20	20,456
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2015, Ref. RB(a)(b)	5.00%	02/15/2026	25	26,040
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2026	65	68,420
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2027	100	105,475
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	42,146
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2029	75	79,014
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2031	35	36,771
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2032	30	31,489
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2033	5	5,247
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2034	10	10,162
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2036	45	47,045
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	103,905
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	413,826
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds.	4.00%	08/01/2034	220	223,713
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2046	175	179,294
East Side Union High School District, Series 2003 B, Ref. GO Bonds, (INS - NATL)(c)	5.25%	02/01/2026	100	102,499
Eastern Municipal Water District, Series 2016 A, Ref. RB.	5.00%	07/01/2042	125	129,932
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	10	10,543
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2034	15	15,351
Eastern Municipal Water District Financing Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	50	51,109
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	102,428
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	44,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	$250	$261,200
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	26,050
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	225	233,758
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	31,274
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	160	159,745
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2026	120	126,441
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	51,566
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,130,252
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2027	15	15,623
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	25	26,139
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,423
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2030	40	41,675
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2031	25	26,044
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	227,259
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	263,701
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2026	570	602,501
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2030	200	210,304
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2031	90	94,481
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	60	62,885
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2033	1,000	1,046,380
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2034	35	36,626
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2035	10	10,460
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2026	25	26,350
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2026	50	52,816
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2026	50	52,816
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2026	35	36,906
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	55	57,849
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2038	5	5,231
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2034	310	317,484
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2035	220	224,894
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2036	20	20,389
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	260	268,200
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	105	110,917
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	396,121
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2026	680	718,299
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2026	500	528,615
Madera Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(c)	4.00%	08/01/2042	200	200,001
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	158,483
Metropolitan Water District of Southern California, Series 2021 B, Ref. RB	5.00%	10/01/2026	150	159,819
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	103,659
Mountain View Whisman School District (Election of 2012), Series 2016 B, GO Bonds(a)(b)	4.00%	09/01/2026	105	108,835
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	4.00%	11/01/2036	25	25,297
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2029	250	264,989
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	206,538
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	101,495
Oakland Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2029	45	47,454
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,150
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	201,714
Palomar Health, Series 2016, Ref. RB	5.00%	11/01/2039	110	110,801
Pasadena Unified School District (Election of 2008), Series 2016, GO Bonds	4.00%	08/01/2035	20	20,347
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2032	40	42,176
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	26,354
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2034	15	15,792
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2038	140	140,881
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	165	170,544
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	105	105,177
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2026	20	21,191
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	130	133,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB.	5.00%	10/01/2043	$150	$155,828
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2026	125	132,828
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB(a)(b)	5.00%	11/15/2025	75	77,724
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	121,546
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2029	5	5,280
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2032	145	153,048
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2035	100	105,328
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2036	100	104,992
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2037	5	5,232
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2028	880	933,700
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	63,004
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	129,454
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	118,856
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	5.00%	08/01/2026	10	10,567
San Diego Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	105,992
San Diego Unified School District, Series 2005 C-2, Ref. GO Bonds, (INS - AGM)(c)	5.50%	07/01/2026	35	37,364
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	130	137,607
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2032	50	50,982
San Diego Unified School District, Series 2016 SR-1, Ref. GO Bonds	4.00%	07/01/2033	35	35,591
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2026	5	5,249
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	102,689
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	40	41,983
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2026	20	21,300
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2029	10	10,671
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2030	5	5,151
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2033	625	664,891
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2036	15	15,247
San Francisco (City & County of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2026	40	42,599
San Francisco (City & County of), CA Redevelopment Agency Successor Agency (Mission Bay South Redevelopment), Series 2016 C, Ref. RB, (INS - NATL)(c)	5.00%	08/01/2041	150	155,594
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2028	170	181,354
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	153,688
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2026	30	31,616
San Jose Unified School District (Election of 2012), Series 2019 N, GO Bonds	4.00%	08/01/2030	10	10,285
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 B, COP	5.00%	12/01/2026	65	69,243
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	165	163,318
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	105,401
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2026	500	524,738
Santa Clara Valley Water District, Series 2023, COP.	4.00%	06/01/2026	20	20,592
Silicon Valley Clean Water (WIFIA WWTP), Series 2021 B, RN	0.50%	03/01/2026	500	462,603
Sonoma (County of), CA Junior College District, Series 2016 A, GO Bonds	5.00%	08/01/2041	5	5,226
Stockton Unified School District, Series 2016, Ref. GO Bonds	5.00%	08/01/2031	20	20,795
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	73,364
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2031	130	136,449
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	25,817
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	210,339
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	120	125,376
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2036	55	55,856
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	308,336
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	19,687
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	125	109,093

				32,037,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-3.20%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	$125	$132,009
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2028	100	105,701
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	158,099
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,243
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	110	115,846
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2026	1,540	1,635,234
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	98,421
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	5.00%	01/15/2035	190	195,806
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	31,727
Colorado (State of) Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	160	163,384
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	31,789
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	57,673
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2031	125	131,613
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,513
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	25	25,777
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	222,133
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	90	91,371
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2028	10	10,585
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2030	105	110,945
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	1,555	1,640,512
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2037	5	5,212
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	93,597
Eagle County School District No. Re50J, Series 2017, GO Bonds	5.00%	12/01/2035	100	104,772
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	42,474
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield), Series 2016 C, GO Bonds	5.00%	12/15/2032	105	110,957
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2026	55	57,578
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	100	104,379

				5,509,350

Connecticut-1.84%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2026	10	10,201
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	845	874,236
Connecticut (State of), Series 2016 A, GO Bonds	4.00%	03/15/2036	5	5,030
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2026	130	137,471
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	210,551
Connecticut (State of), Series 2016 F, GO Bonds	5.00%	10/15/2030	200	210,575
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	58,105
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	104,896
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	175	184,685
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	35	36,570
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	166,202
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2026	500	527,670
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2026	85	90,070
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2026	150	158,150
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2029	25	26,258
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	100	105,054
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	4.00%	09/01/2035	55	55,462
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	195	198,883

				3,160,069

Delaware-0.01%
Delaware (State of) Transportation Authority, Series 2016, Ref. RB	5.00%	07/01/2026	25	26,269

District of Columbia-1.39%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	135	141,131
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	31,342
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	182,598
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	500	514,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2033	$10	$10,512
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	288,917
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	635	664,237
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,515
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	89,646
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,590
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,581
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2032	55	57,107
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	258,149
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	105,340

				2,389,919

Florida-3.67%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	125	127,812
Broward (County of), FL School Board, Series 2017, Ref. COP	5.00%	07/01/2026	500	524,457
Central Florida Expressway Authority, Series 2016 A, Ref. RB	4.00%	07/01/2031	10	10,191
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2028	20	20,820
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2030	15	15,312
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2031	65	66,241
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	290	298,477
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	101,259
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2038	20	20,071
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2039	140	139,809
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	375	392,911
Florida (State of), Series 2015 E, Ref. GO Bonds	5.00%	06/01/2026	50	51,208
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2026	20	21,015
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2026	160	167,937
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2026	195	204,573
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	104,730
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	147,837
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2026	80	84,048
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	78,596
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	41,827
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2031	35	36,475
Halifax Hospital Medical Center, Series 2016, Ref. RB	5.00%	06/01/2036	500	509,567
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2026	15	15,276
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	30	31,100
Miami (City of) & Dade (County of), FL School Board, Series 2015, Ref. COP	5.00%	02/01/2029	130	134,719
Miami (City of) & Dade (County of), FL School Board, Series 2015, Ref. COP	5.00%	02/01/2031	25	25,874
Miami (City of) & Dade (County of), FL School Board, Series 2016, Ref. COP	5.00%	02/01/2032	75	77,539
Miami-Dade (County of), FL, Series 2015 B, Ref. RB	5.00%	10/01/2026	25	25,552
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	102,724
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	31,343
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2030	40	41,745
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	75	78,168
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	10	10,413
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2033	35	36,414
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	200	204,516
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2030	35	36,339
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	315	327,802
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	129,303
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,218
Miami-Dade (County of), FL Transit System, Series 2017, Ref. RB	4.00%	07/01/2038	15	15,106
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2026	190	200,049
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	235	244,346
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2036	50	51,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2039	$10	$10,289
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,391
Orange (County of), FL School Board, Series 2016 C, Ref. COP	3.38%	08/01/2034	10	9,998
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	10,377
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	52,430
Palm Beach County School District, Series 2017, Ref. COP	5.00%	08/01/2026	45	47,295
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	20,897
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	600	609,433
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2033	5	5,063
Reedy Creek Improvement District, Series 2016, GO Bonds	5.00%	06/01/2035	200	206,344
South Broward Hospital District, Series 2016, Ref. RB	4.00%	05/01/2033	50	50,683
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,408
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	50	52,099
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	26,055
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	20,750
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	103,382
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2036	25	25,785
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	52,708

				6,319,931

Georgia-1.63%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2026	30	32,308
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	120	126,819
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,712
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	74,371
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2026	45	47,315
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	195	202,917
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2026	50	52,681
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2026	200	210,291
Georgia (State of) (Bidding Group 1), Series 2022 A, GO Bonds	5.00%	07/01/2026	20	21,029
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2026	30	30,865
Georgia (State of) (Tranche 1), Series 2015 A, GO Bonds	5.00%	02/01/2026	100	101,813
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2030	30	31,342
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2026	30	31,544
Georgia (State of) Municipal Electric Authority (No. 1), Series 2016 A, Ref. RB	5.00%	01/01/2028	25	25,960
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	73,281
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2026	30	31,644
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	50	51,334
Henry County School District, Series 2016, GO Bonds(a)(b)	4.00%	08/01/2026	10	10,267
Henry County School District, Series 2016, GO Bonds	5.00%	08/01/2026	115	121,029
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2028	15	15,334
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	175,615
Metropolitan Atlanta Rapid Transit Authority, Series 2015 B, RB	5.00%	07/01/2045	600	616,984
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2026	75	78,842
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	25	26,236
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	75	78,780
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	36,775
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	52,413
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	35	36,674
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	50	51,293
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,381
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	103,603
Richmond County Board of Education, Series 2023, GO Bonds.	5.00%	10/01/2026	25	26,418
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	65	67,985

				2,805,855

Hawaii-0.80%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2026	65	66,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2026	$40	$40,915
Hawaii (State of), Series 2016 FB, GO Bonds	4.00%	04/01/2028	75	76,516
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2032	50	49,893
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	78,779
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2030	25	26,259
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	180	189,023
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	89,691
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	430	439,566
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	105,519
Honolulu (City & County of), HI, Series 2016 B, Ref. RB	5.00%	07/01/2035	5	5,212
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2026	90	94,890
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	46,903
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2026	60	62,538
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2023, Ref. GO Bonds	5.00%	03/01/2026	5	5,211

				1,377,888

Illinois-5.17%
Chicago (City of), IL, Series 1999, RB	5.00%	11/01/2030	175	182,438
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,371
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	300	305,869
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2026	20	20,738
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2028	80	82,719
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,332
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2030	60	61,915
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	226,902
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	51,417
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	260	266,802
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	102,409
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	75	79,336
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	190	199,423
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	252,939
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	25	25,571
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	135	142,008
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2028	40	41,833
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	100	104,556
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	20	20,948
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2031	500	523,442
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2026	145	149,652
Illinois (State of), Series 2016 C, Ref. RB, (INS - BAM)(c)	4.00%	06/15/2028	15	15,275
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	85,764
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	205	208,271
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2032	100	103,794
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	570	584,683
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2033	95	95,591
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2033	25	25,900
Illinois (State of), Series 2016, GO Bonds	5.00%	11/01/2034	485	501,554
Illinois (State of), Series 2016, GO Bonds	4.25%	01/01/2036	175	176,332
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2026	80	82,430
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	417,752
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2026	75	78,196
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2026	5	5,229
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2026	45	46,724
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	155,193
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	222,742
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB	5.00%	02/15/2045	360	365,839
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	120	122,481
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	55	57,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	$55	$56,777
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	1,120	1,144,748
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	60	60,963
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	170	176,120
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	285	295,036
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	275	281,985
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2026	160	165,992
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2026	105	108,932
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	76,505
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	144,153
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	35	36,115
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2026	30	30,956
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2026	15	15,233

				8,896,588

Indiana-1.17%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	259,840
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB.	5.00%	02/01/2026	500	520,205
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	628,705
Indiana University, Series 2016 A, Ref. RB.	5.00%	06/01/2028	25	26,163
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	574,937

				2,009,850

Iowa-0.08%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	47,348
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	93,520

				140,868

Kansas-0.26%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	152,592
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2016 B, Ref. GO Bonds	4.00%	09/01/2031	70	71,538
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	210	223,662

				447,792

Kentucky-0.55%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	248,093
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,226
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	20,928
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2029	35	36,336
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2030	210	217,993
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2031	85	88,132
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2032	95	98,432
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	10/01/2033	65	67,284
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	4.00%	10/01/2034	75	75,594
University of Kentucky, Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	35	35,402

				940,420

Louisiana-0.47%
Louisiana (State of), Series 2016 A, GO Bonds	5.00%	09/01/2036	90	94,014
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	209,912
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2026	250	262,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	$75	$76,168
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	156,332
Shreveport (City of), LA, Series 2016 B, RB, (INS - BAM)(c)	4.00%	12/01/2037	5	5,026

				804,295

Maine-0.03%
Maine (State of) Municipal Bond Bank (Transcap), Series 2021 A, Ref. RB	5.00%	09/01/2026	50	52,618

Maryland-2.11%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	46,872
Maryland (State of), Second Series 2018 B, GO Bonds.	5.00%	08/01/2026	25	26,340
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	180,123
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	42,145
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	68,485
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	104,364
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	110,630
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds.	5.00%	08/01/2026	150	158,043
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2026	35	35,834
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2029	10	10,579
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2026	1,500	1,585,846
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	174,443
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	264,239
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	500	522,962
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2026	35	36,744
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	105,800
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	60	63,612
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2026	70	73,673
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,049

				3,630,783

Massachusetts-5.21%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	165	173,414
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	10	10,492
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	40	41,948
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2032	50	52,424
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2026	5	5,251
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	85	89,334
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	4.00%	07/01/2033	35	35,733
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	62,869
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	104,431
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2038	110	114,303
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	04/01/2026	150	156,708
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2032	10	10,238
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2034	40	40,825
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2035	290	295,204
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2026	105	111,499
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2029	5	5,290
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2034	15	15,835
Massachusetts (Commonwealth of), Series 2016 I, GO Bonds	5.00%	12/01/2035	25	26,342
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	5.00%	12/01/2037	75	78,550
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	50	52,874
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	26,275
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	240	254,322
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	21,020
Massachusetts (Commonwealth of), Series 2018 C, Ref. GO Bonds	5.00%	09/01/2026	125	131,916
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2026	115	119,474
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	209,356
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2026	75	78,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	$30	$31,029
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	105,238
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2026	20	21,092
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	179,904
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music), Series 2016, Ref. RB	5.00%	10/01/2046	250	254,403
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	220	225,002
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2028	10	10,380
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,533,898
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2030	1,000	1,052,743
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2031	30	31,575
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	745	782,894
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	4.00%	07/15/2036	150	152,408
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	318,021
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	260,965
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	205,261
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	50	50,836
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2035	50	52,421
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2036	10	10,454
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	41,083
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	5.00%	11/15/2034	400	420,132
Massachusetts (Commonwealth of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	204,551
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	260,644
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	65	67,576
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	72,698
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	20	21,082
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	5	5,270
Massachusetts (Commonwealth of) Water Resources Authority, Series 2016 C, Ref. RB	5.00%	08/01/2028	20	21,135
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	160	168,656
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	90	91,255

				8,977,042

Michigan-2.35%
Great Lakes Water Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	400	417,555
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	193,119
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.25%	07/01/2033	150	157,018
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2036	200	206,871
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	520,532
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	30	31,106
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	78,307
Livonia Public Schools, Series 2016, GO Bonds, (INS - AGM)(c)	5.00%	05/01/2045	45	46,101
Michigan (State of), Series 2017 A, Ref. GO Bonds.	5.00%	05/01/2026	50	52,221
Michigan (State of), Series 2018, GO Bonds	4.00%	05/01/2029	10	10,240
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	119,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2031	$40	$42,025
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	115	120,802
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	42,002
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	135	141,585
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	154,240
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2026	500	527,593
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	516,107
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	154,556
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	15	15,296
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,985
Oakland University Board of Trustees, Series 2016, RB	5.00%	03/01/2047	150	152,178
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	19,682
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	130,590
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	75	78,354
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	78,184

				4,052,013

Minnesota-0.52%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	25,923
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2026	500	528,871
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	89,908
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	104,150
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	88,759
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	51,186

				888,797

Mississippi-0.35%
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	80	84,756
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	45	47,675
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	25	26,486
Mississippi (State of), Series 2016 B, GO Bonds(a)(b)	5.00%	12/01/2026	5	5,297
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	125	132,327
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	100,635
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	200	202,820

				599,996

Missouri-0.55%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	35,064
Kansas City (City of), MO, Series 2022 A, Ref. GO Bonds	5.00%	02/01/2026	80	83,172
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2026	40	41,803
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2026	55	57,993
Missouri (State of) Environmental Improvement & Energy Resources Authority, Series 2015 B, Ref. RB	5.00%	07/01/2026	15	15,384
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2028	25	26,016
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	75	78,020
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2030	15	15,585
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2031	55	57,088
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2033	15	15,088
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2026	190	199,133
Missouri (State of) Highway & Transportation Commission, Series 2019 B, RB	5.00%	11/01/2026	20	21,188
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2032	25	25,424
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	50	50,715
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	$95	$96,035
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	80	81,666
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds(a)	5.00%	02/01/2026	15	15,555
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	20	20,793

				940,885

Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2028	60	62,358
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	235,351

				297,709

Nevada-0.72%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	150	158,793
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	4.00%	11/01/2032	20	20,401
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	45	47,201
Clark (County of), NV Water Reclamation District, Series 2016, Ref. GO Bonds	4.00%	07/01/2035	250	254,193
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	25,890
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	99,437
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2037	75	77,657
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	206,605
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	90	92,561
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	75	76,712
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2026	25	25,523
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	90	94,307
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	50	52,348
Truckee Meadows Water Authority, Series 2016, Ref. RB	5.00%	07/01/2032	5	5,207

				1,236,835

New Jersey-3.76%
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	141,448
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	156,964
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	4.25%	06/15/2026	25	25,286
New Jersey (State of) Economic Development Authority, Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	85	90,122
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	4.75%	12/15/2026	15	15,804
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	445	477,730
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	335	352,300
New Jersey (State of) Economic Development Authority, Series 2023 RRR, Ref. RB	5.00%	03/01/2026	555	575,650
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	151,094
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2032	5	5,068
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	5.00%	07/01/2033	10	10,481
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	100	102,967
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	65	68,156
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	170	178,320
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	45	47,191
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	286,457
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2035	310	312,912
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RB	5.00%	06/15/2029	50	52,159
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2028	230	240,244
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	4.10%	06/15/2031	210	214,292
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	312,721
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2031	200	208,196

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	$590	$622,099
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2026	165	172,148
New Jersey (State of) Turnpike Authority, Series 2005 D-3, RB, (INS - AGM)(c)	5.25%	01/01/2026	250	259,788
New Jersey (State of) Turnpike Authority, Series 2005 D-4, RB, (INS - AGM)(c)	5.25%	01/01/2026	1,020	1,059,748
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2033	30	31,007
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	247,931
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2035	15	15,478
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	35	36,357

				6,470,118

New Mexico-0.14%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	250,056

New York-15.51%
Albany (County of), NY, Series 2018, GO Bonds	4.00%	04/01/2029	5	5,113
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	100,138
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	177,688
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,312
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	21,014
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2026	85	88,634
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	167,194
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	500	514,847
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	371,486
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	4.00%	11/15/2026	60	62,027
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2029	65	69,071
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2034	15	15,827
Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.25%	11/15/2035	30	31,593
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2034	15	15,671
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2035	20	20,868
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	750	778,623
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2029	5	5,237
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	78,473
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	4.00%	11/15/2033	145	146,273
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	168,558
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2026	300	316,059
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2036	1,000	1,044,321
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	200	205,003
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2051	100	102,356
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2026	65	66,474
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	25	25,604
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	100	102,893
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	47,123
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	46,173
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	47,475
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	195	202,277
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	389,668
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	100	103,817
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	67,420
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	56,996
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	25,874
New York (City of), NY, Series 2016 C, Ref. GO Bonds	4.00%	08/01/2035	10	10,101
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	136,134
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	26,213
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	52,367
New York (City of), NY, Series 2016 E, Ref. GO Bonds	4.00%	08/01/2033	35	35,652
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	2,000	2,094,362
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2026	80	83,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	$80	$83,775
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2026	150	155,989
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,472
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	555	568,261
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	20,923
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	47,055
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2032	80	81,619
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2034	125	127,035
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,316
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2038	500	518,707
New York (City of), NY Municipal Water Finance Authority, Series 2016, Ref. RB	5.25%	06/15/2046	1,000	1,038,266
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	405	419,732
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, RB	5.00%	06/15/2028	175	185,507
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2026	215	226,161
New York (City of), NY Municipal Water Finance Authority, Series 2021, RB	5.00%	06/15/2028	105	111,304
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	435,028
New York (City of), NY Municipal Water Finance Authority, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	120	125,368
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2033	75	77,316
New York (City of), NY Municipal Water Finance Authority, Subseries 2016, Ref. RB	4.00%	06/15/2037	30	30,254
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2026	245	252,653
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	36,107
New York (City of), NY Transitional Finance Authority, Series 2016 B-1, RB	5.00%	08/01/2034	10	10,458
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,353
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	40	41,302
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	103,053
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2036	105	106,194
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	200	203,600
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	25	25,543
New York (City of), NY Transitional Finance Authority, Series 2016, RB	5.00%	05/01/2035	100	103,966
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	31,766
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2026	465	492,380
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	435	460,613
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	31,161
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2029	250	262,157
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	655	686,071
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	209,202
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	253,882
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	362,557
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2035	185	191,359
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	195	201,044
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2038	40	41,165
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	257,048
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	139,894
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	4.00%	02/01/2033	5	5,085
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2016 A, Ref. RB	5.00%	12/01/2026	30	31,588
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2029	30	31,071
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2031	235	243,057
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2026	5	5,262
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	52,460
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2029	25	26,176
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2032	100	104,890
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2032	90	94,173
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	41,698
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2033	395	413,823
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2034	20	20,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	07/01/2034	$50	$52,295
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2036	10	10,379
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2039	15	15,462
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	215,673
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2026	35	36,443
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	50	52,845
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2026	100	104,374
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,496
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	36,429
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	15	15,656
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	140	145,297
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	63,235
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2030	155	163,006
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2033	45	46,988
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2034	35	36,537
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2035	10	10,429
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	36,607
New York (State of) Dormitory Authority, Series 2018, RB	5.00%	10/01/2031	35	36,763
New York (State of) Dormitory Authority, Series 2018, RB	5.00%	10/01/2033	95	99,545
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	131,739
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	15,655
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,223
New York (State of) Dormitory Authority (Bidding Group B), Series 2016 A, RB	5.00%	03/15/2031	455	477,816
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	320	339,627
New York (State of) Dormitory Authority (General Purpose), Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	70	73,983
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB(a)(b)	5.00%	09/15/2026	265	280,214
New York (State of) Dormitory Authority (Group B), Series 2016 A, RB	5.00%	03/15/2028	225	237,127
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2031	40	41,864
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	366,147
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2036	150	156,439
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2039	55	55,242
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	140	144,989
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	21,029
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2035	15	15,455
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2041	5	5,104
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,265	1,285,829
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	202,765
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	250	255,647
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	26,130
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	156,645
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	156,645
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	152,753
New York State Environmental Facilities Corp., Series 2016 A, Ref. RB	4.00%	06/15/2036	100	101,755
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2028	35	36,732
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2029	55	57,660
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2030	30	31,417
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2032	225	235,120
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	580	604,292
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	95	99,151
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2029	30	31,170
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2033	135	139,966
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	222,823
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,637
New York State Urban Development Corp., Series 2016, Ref. RB(a)	5.00%	03/15/2026	10	10,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2016, Ref. RB	5.00%	03/15/2026	$40	$41,713
New York State Urban Development Corp., Series 2017 C-1, Ref. RB	5.00%	03/15/2026	20	20,857
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2026	75	78,213
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2031	500	520,436
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	511,549
Westchester (County of), NY, Series 2018 A, GO Bonds	4.00%	12/01/2029	100	104,221

				26,689,285

North Carolina-0.86%
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2026	50	53,122
North Carolina (State of), Series 2013 C, Ref. GO Bonds	5.00%	05/01/2026	45	47,115
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	31,466
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	90	94,418
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2026	70	73,275
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	325	340,956
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	30	31,404
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2026	45	47,105
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	67,659
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	15,866
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	56,463
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	26,277
North Carolina (State of) Medical Care Commission (Deerfield Episcopal Retirement Community), Series 2016, Ref. RB	5.00%	11/01/2037	150	153,541
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	36,215
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2028	100	104,390
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2029	50	52,145
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	250	252,798

				1,484,215

Ohio-2.22%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	151,360
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	101,949
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2026	25	26,684
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2029	100	104,425
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	26,084
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2032	1,015	1,058,563
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	141,759
Columbus (City of), OH, Series 2022 A, GO Bonds	5.00%	04/01/2026	505	527,169
Columbus City School District (Construction and Improvement), Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	104,314
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	5.00%	12/01/2026	25	26,418
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	37,033
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	95	100,276
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	45,975
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	51,073
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	72,940
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2026	15	15,849
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,267
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	100	103,798
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	125	129,677
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2033	15	15,591
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2034	30	31,117
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	50	51,949
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2026	5	5,184
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	45	47,031
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2026	10	10,465
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2027	65	67,978
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	340,950
Ohio (State of) Water Development Authority, Series 2016 A, RB	5.00%	12/01/2032	200	208,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2026	$5	$5,304
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	06/01/2026	45	47,159
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 A, RB	5.00%	12/01/2026	25	26,520
University of Cincinnati, Series 2016 C, RB	5.00%	06/01/2046	125	128,258

				3,817,113

Oklahoma-0.66%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	52,347
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,442
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	15,776
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	45	46,979
Grand River Dam Authority, Series 2016 A, Ref. RB	4.00%	06/01/2033	600	613,700
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	195,214
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	170	172,764
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	25,692

				1,132,914

Oregon-0.99%
Clackamas County School District No. 12 North Clackamas, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2032	25	25,483
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	80	83,827
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2026	40	41,958
Oregon (State of), Series 2016 C, GO Bonds	5.00%	08/01/2041	100	103,250
Oregon (State of) (Seismic), Series 2016 F, Ref. GO Bonds	5.00%	05/01/2029	30	31,297
Oregon (State of) Facilities Authority, Series 2016 A, Ref. RB	5.00%	10/01/2035	15	15,429
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	101,448
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2017 A, RB(a)(b)	5.00%	09/01/2026	1,000	1,054,335
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	160	165,158
Portland Community College District, Series 2018, GO Bonds	5.00%	06/15/2029	25	26,207
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	61,075

				1,709,467

Pennsylvania-3.83%
Allegheny (County of), PA, Series 2016 C-75, Ref. GO Bonds	4.00%	11/01/2032	105	106,810
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2026	100	103,757
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	45	46,389
Erie (City & County of), PA Water Authority, Series 2016, Ref. RB(a)(b)	5.00%	12/01/2026	65	68,864
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	140	143,653
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2026	50	52,429
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2016 A, Ref. RB	4.00%	07/01/2035	600	602,087
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	92,576
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	67,203
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,139
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	35,646
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	310,998
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	203,045
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2033	20	20,290
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	02/01/2034	15	15,259
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	85	89,683
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2026	130	134,822
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	31,371
Pennsylvania (Commonwealth of), Second Series 2015 D, GO Bonds	3.25%	08/15/2026	515	515,288
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	314,072
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	66,386
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2031	25	25,513
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2032	90	91,761
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2034	260	265,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2026	$100	$105,621
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2016, Ref. RB	4.00%	03/15/2033	25	25,187
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	511,307
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	145	153,540
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	36,753
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2030	155	163,187
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	230	240,894
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	4.00%	12/01/2034	35	35,751
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2035	5	5,229
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2034	60	62,115
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	235	243,122
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	46,447
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	25	25,747
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,171
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	165	168,112
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2035	100	103,337
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2039	150	153,834
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	41,177
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	12/01/2030	100	105,174
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	385	389,402
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	300	309,883
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	151,738
Pittsburgh (City of), PA Water & Sewer Authority, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2026	45	47,290

				6,599,390

Rhode Island-0.15%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	20,580
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	40,900
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	52,380
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2030	110	114,470
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,653

				253,983

South Carolina-0.46%
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	85	86,539
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	232,766
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	154,920
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2032	145	149,729
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	20	20,731
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	18,058
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,536
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2026	65	68,570

				786,849

Tennessee-1.03%
Clarksville (City of), TN, Series 2016, Ref. RB(a)(b)	5.00%	02/01/2026	45	46,750
Memphis (City of), TN, Series 2015 A, Ref. GO Bonds	5.00%	04/01/2026	445	454,543
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	5.00%	07/01/2026	100	102,627
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	51,936
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	105,007
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.75%	07/01/2026	20	20,867
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2026	150	157,545
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2029	35	36,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2031	$25	$25,960
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2035	65	66,721
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	200	202,886
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	226,818
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2028	30	31,538
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	104,890
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	37,033
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,738
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	76,367

				1,778,724

Texas-9.33%
Aledo Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	500	502,367
Allen (County of), OH, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	20	20,526
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	154,500
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	40	41,139
Austin (City of), TX, Series 2021, Ref. RB	5.00%	11/15/2026	15	15,879
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	62,792
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	230,236
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2028	500	523,278
Board of Regents of the University of Texas System, Series 2014 B, Ref. RB	5.00%	08/15/2026	115	121,089
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	142,148
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2026	405	426,444
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	131,164
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	36,853
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	104,082
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	175	182,516
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	5,204
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2026	40	42,218
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	164,413
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	25	24,442
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	519,542
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	5.00%	12/01/2032	45	47,268
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	100,436
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2026	25	26,534
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	30,965
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	171,316
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	101,744
El Paso (City of), TX, Series 2016, Ref. GO Bonds	4.00%	08/15/2032	160	161,358
El Paso Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	150	155,632
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	77,989
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2026	15	15,776
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2030	30	31,346
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	62,677
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2034	55	57,335
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2035	15	15,615
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	98,647
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2028	40	42,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2029	$30	$31,597
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	131,497
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2026	10	10,594
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	300	305,881
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2032	80	83,838
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2033	45	47,067
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2035	45	46,898
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2036	190	197,271
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	208,340
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	90	95,344
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	62,824
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2026	15	15,626
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	20,820
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	145	151,031
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	190	197,829
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,230	1,279,733
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	55,778
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	110	114,490
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,192
Lone Star College System, Series 2016, Ref. GO Bonds	4.00%	02/15/2032	45	45,543
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	25,905
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2026	150	156,739
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 09/23/2019; Cost $103,857)(d)(e)	5.00%	07/01/2046	100	68,500
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB, (Acquired 09/23/2019; Cost $207,026)(d)(e)	5.00%	07/01/2051	200	137,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	31,260
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	155,680
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	103,596
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	1,105	1,144,471
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2032	10	10,354
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2036	625	645,868
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	20	20,550
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2029	20	20,741
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2031	115	119,108
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	15,505
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	45	46,521
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	120	123,944
North Texas Tollway Authority, Series 2022 B, Ref. RB	5.00%	01/01/2026	45	46,588
Pearland (City of), TX, Series 2021 B, Ctfs. of Obligations	5.00%	03/01/2030	630	651,710
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	36,924
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	85	88,142
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2033	55	55,229
San Antonio (City of), TX, Series 2015, RB	4.00%	02/01/2035	50	50,111
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2026	70	72,815
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	210	218,446
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	30,283
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2029	30	31,408
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	20,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

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(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2032	$125	$125,795
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2032	50	52,278
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	30	31,207
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	130	132,831
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	15,644
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	20,843
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2034	20	21,000
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2036	200	209,305
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	15	14,739
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	140,290
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2035	125	126,092
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2028	35	36,347
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	4.00%	11/15/2034	95	96,037
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	256,745
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	5.00%	02/15/2034	40	41,744
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	270	281,908
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	258,357
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2029	20	20,820
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2030	260	270,549
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2031	140	145,537
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2033	20	20,754
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	31,033
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2026	10	10,567
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	85	89,799
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2030	40	40,945
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2032	20	20,399
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	404,840
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2026	10	10,463
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2026	40	42,309
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2026	50	52,621
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	102,278
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	30,657
Trinity River Authority, Series 2016, Ref. RB	5.00%	08/01/2026	500	525,973
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	77,615
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	406,735

				16,068,189

Utah-0.44%
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2026	225	236,265
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	76,174
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	160	168,011
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2027	145	145,234
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	130	130,029

				755,713

Vermont-0.10%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2034	5	5,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont-(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2035	$75	$77,204
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016 A, Ref. RB	5.00%	12/01/2036	80	82,058

				164,421

Virginia-1.56%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	257,210
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGM)(c)	5.00%	07/01/2041	75	77,105
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	104,390
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds	4.00%	10/01/2027	95	97,323
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	125,229
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2031	20	20,863
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2021 A, RB(a)	5.00%	07/01/2026	770	805,008
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	100	104,980
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	25	26,245
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	10	10,498
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	40	41,992
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	20,779
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	20	20,787
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	40	41,574
Richmond (City of), VA, Series 2016, Ref. RB(a)(b)	5.00%	01/15/2026	135	140,312
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	152,020
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	25,613
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	89,145
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2029	65	68,074
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2026	70	72,882
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	36,441
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2026	30	31,558
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	83,803
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	225	234,774

				2,688,605

Washington-2.83%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	152,225
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2026	10	10,586
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	21,001
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	52,410
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	345	362,273
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	295	309,770
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2035	600	603,296
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	104,682
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2030	50	51,212
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	125	127,567
King County School District No. 401 Highline, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	40	41,398
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	25	26,421
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	25	25,798
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	75	79,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King County School District No. 401 Highline, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.13%	12/01/2032	$20	$19,976
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	15,869
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	100	105,791
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	109,944
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2031	65	66,312
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2032	5	5,094
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	31,502
North Thurston Public Schools, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2026	45	47,675
Seattle (City of), WA, Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	20	20,469
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	70	72,749
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	36,165
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	207,366
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	167,590
Washington (State of), Series 2016 A, Ref. GO Bonds	5.00%	08/01/2033	45	47,113
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	250	259,002
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	41,448
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2029	10	10,474
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	270	279,820
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	41,907
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	56,990
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	100	103,601
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	75	78,540
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2033	5	5,179
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	75	77,701
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2034	40	41,850
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	5	5,212
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	93,688
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2028	395	413,362
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2030	25	26,192
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2032	280	293,216
Washington (State of), Series R-2017A, Ref. GO Bonds	5.00%	08/01/2034	50	52,313
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	71,029

				4,872,816

Wisconsin-1.99%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2026	40	41,687
Wisconsin (State of), Series 2016-2, Ref. GO Bonds	5.00%	11/01/2029	1,500	1,565,180
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	209,730
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2026	60	62,755
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	130,767
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	71,728
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	21,015
Wisconsin (State of) Department of Transportation, Series 2017, Ref. RB	5.00%	07/01/2026	85	89,295
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,001
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2033	25	25,301
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2035	240	242,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	$100	$101,019
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	358,522
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2032	35	35,456
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	325	324,670
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	25	25,810
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	66,118
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	30	30,367

				3,426,518

TOTAL INVESTMENTS IN SECURITIES(f)-98.64% (Cost $170,634,847)				169,789,893
OTHER ASSETS LESS LIABILITIES-1.36%				2,337,689

NET ASSETS-100.00%				$172,127,582

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2024 was $205,500, which represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at February 29, 2024 was $205,500, which represented less than 1% of the Fund’s Net Assets.
(f)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Ad Valorem Property Tax	36.98

Health, Hospital, Nursing Home Revenue	7.74

General Fund	6.92

Highway Tolls Revenue	6.45

Water Revenue	6.42

Sales Tax Revenue	4.92

Miscellaneous Revenue	4.87

College & University Revenue	4.72

Lease Revenue	3.70

Income Tax Revenue	3.29

Revenue Types Each Less Than 3%	12.63

Other Assets Less Liabilities	1.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.67%
Alabama-0.76%
Alabama (State of), Series 2016 C, Ref. GO Bonds	5.00%	08/01/2027	$25	$26,359
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	4.00%	09/01/2027	70	73,260
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	80,981
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2027	25	26,994
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)(b)	5.00%	09/01/2027	75	80,981
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	60	64,987
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	75	79,621
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	69,005
Jefferson (County of), AL, Series 2017, Ref. Revenue Wts.	5.00%	09/15/2030	150	159,597
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	269,369

				931,154

Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2017 A, RB	5.50%	10/01/2042	10	10,516

Arizona-1.24%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	108,179
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	105,598
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	84,250
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	110,292
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	225	236,064
Phoenix (City of), AZ, Series 2022, Ref. GO Bonds	5.00%	07/01/2027	10	10,756
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2032	210	224,498
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2027	40	41,996
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	5	5,344
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2036	25	26,578
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	315	335,293
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2034	90	95,151
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	147,584

				1,531,583

Arkansas-0.04%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	50	52,029

California-19.48%
Adelanto Public Utility Authority (Utility System), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2039	130	137,973
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2022, Ref. RB	5.00%	10/01/2034	1,155	1,248,530
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	210,775
Anaheim Union High School District, Series 2018, GO Bonds	4.00%	08/01/2042	100	100,450
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB(a)(b)	5.00%	04/01/2027	35	37,637
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,796
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	26,914
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2029	125	129,813
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2030	10	10,385
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2031	145	150,385
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	185	191,651
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2033	65	67,165
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2034	75	77,298
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	290	298,005
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	30	30,355
California (State of), Series 2017, GO Bonds	5.00%	11/01/2027	20	21,728
California (State of), Series 2017, GO Bonds	5.00%	08/01/2031	425	458,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, GO Bonds	4.00%	11/01/2032	$25	$25,990
California (State of), Series 2017, GO Bonds	5.00%	11/01/2035	30	32,215
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	160	169,182
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	15,834
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	800	869,120
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2029	80	86,620
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	305	332,072
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	605	655,083
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	60	65,311
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2032	25	25,990
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	69,705
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2034	200	207,302
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	385	411,861
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2035	5	5,369
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2036	50	51,415
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2036	20	21,430
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2037	150	153,289
California (State of), Series 2017, Ref. GO Bonds	4.00%	11/01/2037	15	15,337
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2037	50	53,506
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	444,739
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	195,171
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	371,918
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	81,480
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	270,544
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	1,000	1,088,534
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	26,792
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	100	106,062
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	47,501
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	16,429
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2030	150	164,252
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	50	54,679
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2042	250	257,439
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	600	608,129
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	435	474,974
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	54,353
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2033	50	54,226
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	43,027
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,956
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2032	25	26,969
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2033	70	75,360
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2034	100	107,399
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	263,698
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	206,877
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2033	15	16,149
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2035	60	64,131
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2036	30	31,926
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2027	30	32,431
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2017, RB	5.00%	10/01/2029	10	10,791
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	200	203,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	$150	$153,019
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure
Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	45	47,007
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2027	5	5,407
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2027	40	42,351
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(a)(b)	5.00%	10/01/2027	15	16,307
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2029	235	252,718
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2027	10	10,879
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	43,163
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	15	16,152
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	150	161,321
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2035	65	69,606
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	75	79,736
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	55	58,331
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	185	194,855
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	280,274
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds(a)(b)	5.00%	08/01/2027	15	16,293
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2029	65	70,175
Desert Community College District, Series 2017, Ref. GO Bonds	5.00%	08/01/2033	60	65,018
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	125	123,802
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,160
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	48,801
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2034	150	162,261
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2035	65	70,211
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	100	104,970
El Monte Union High School District, Series 2021 B, GO Bonds	4.00%	06/01/2046	110	110,086
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	187,750
Fairfield (City of), CA, Series 2017, Ref. RB	5.00%	04/01/2042	85	89,298
Fontana Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	10/01/2032	70	75,631
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	107,394
Hartnell Community College District (Election of 2002), Series 2009 D, GO Bonds	7.00%	08/01/2034	60	69,021
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	150	148,883
Hayward Unified School District, Series 2022, COP.	5.25%	08/01/2052	150	156,347
Jurupa Unified School District, Series 2017 B, GO Bonds.	4.00%	08/01/2041	55	55,376
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	107,421
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,472
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	350	366,375
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	200	207,884
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	313,497
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	157,751
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2028	35	37,522
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2031	75	80,102
Los Angeles (City of), CA Department of Water & Power, Series 2017 B, Ref. RB	5.00%	07/01/2034	25	26,674
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2027	100	108,692
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	60	63,009
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	224,235
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	211,717
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	175	189,518
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	10,852
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	38,012
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,426
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	297,724
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	173,693
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	59,707
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2027	15	16,284
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2027	55	59,707
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	44,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	$10	$10,846
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	158,515
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(c)	4.00%	10/01/2040	15	15,107
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,414
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	27,381
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2031	35	38,323
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	81,932
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2033	50	54,525
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	214,410
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	250	251,125
Roseville (City of), CA, Series 2017 A, Ref. RB	4.00%	02/01/2037	75	76,455
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2045	50	49,971
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	48,957
Sacramento (City of), CA Municipal Utility District, Series 2018 D, Ref. RB	5.00%	08/15/2027	10	10,879
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2027	50	54,802
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	26,290
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	47,497
San Diego Unified School District, Series 2017 I, GO Bonds	4.00%	07/01/2035	25	25,742
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2034	85	87,611
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	340	340,669
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	500	520,244
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	155	155,174
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	47,992
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2027	10	10,941
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2030	40	43,497
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2030	200	199,605
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,860
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	4.00%	07/01/2036	250	257,948
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	94,210
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,451
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	86,264
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2035	200	215,206
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	101,165
Santa Ana College Improvement District #1 Rancho Santiago Community College District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2041	50	50,342
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2031	285	308,376
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2027	500	538,751
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	20,070
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2027	40	42,848
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	135,722
University of California, Series 2017 AV, RB	5.00%	05/15/2036	15	16,047
University of California, Series 2017 AV, RB	5.00%	05/15/2042	350	372,368
University of California, Series 2017 AV, RB	5.25%	05/15/2042	30	32,145
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	91,546
University of California, Series 2017 AY, Ref. RB	4.00%	05/15/2033	55	56,922
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	32,272
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,364
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	375	398,493
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	130	129,425
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	350	369,205
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	100	105,051

				23,976,638

Colorado-0.91%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	225,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	$85	$93,810
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	104,086
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	48,826
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2027	45	48,826
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2040	25	25,999
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	43,354
Colorado (State of) Regional Transportation District (Fastracks), Series 2017 B, Ref. RB	5.00%	11/01/2034	145	154,916
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	105,031
Denver (City & County of), CO, Series 2017 B, Ref. RB	5.00%	11/15/2033	10	10,792
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2027	35	37,904
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2022, Ref. GO Bonds	5.00%	12/15/2027	30	32,663
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2042	105	109,417
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	31,082
Regional Transportation District, Series 2017 B, Ref. RB	4.00%	11/01/2036	15	15,383
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	32,149

				1,119,890

Connecticut-1.33%
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	70	73,149
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	95	100,142
Connecticut (State of), Series 2017 A, GO Bonds	3.50%	04/15/2031	30	30,222
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2032	15	15,932
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2027	130	140,586
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2027	250	270,089
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,424
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2027	40	43,339
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2027	20	20,650
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	108,036
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2027	15	16,267
Connecticut (State of), Series 2022 F, Ref. GO Bonds	5.00%	11/15/2027	155	168,090
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	30	32,114
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2033	45	48,074
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	26,673
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	181,640
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2027	25	26,286
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1997 S, RB	5.00%	07/01/2027	140	151,002
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	52,710
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	105,214

				1,631,639

Delaware-0.04%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2040	10	10,004
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2027	40	43,064

				53,068

District of Columbia-2.31%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	532,702
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2033	80	85,191
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2034	150	159,651
District of Columbia, Series 2017 A, Ref. GO Bonds	4.00%	06/01/2036	5	5,124
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	180	189,995
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2033	20	20,664
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2034	65	67,088
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	305,683
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,549
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	496,049
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2029	15	16,056
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2030	20	21,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2030	$110	$117,451
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	635,857
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	175	182,345

				2,845,796

Florida-3.52%
Brevard County School District, Series 2017 A, Ref. COP	5.00%	07/01/2032	60	63,939
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,431
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2037	530	560,340
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2038	15	15,797
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2039	165	173,306
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	10	10,720
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	295,347
Escambia (County of), FL, Series 2017, RB	5.00%	10/01/2043	100	104,928
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	42,024
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	47,080
Florida (State of), Series 2017 C, Ref. GO Bonds	4.00%	06/01/2033	200	206,516
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2027	250	268,793
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	53,714
Florida (State of) Higher Educational Facilities Financial Authority, Series 2017, RB	5.00%	03/01/2047	110	110,272
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	80,286
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2032	45	48,333
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	53,570
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2034	150	159,926
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2035	70	74,278
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	110	117,605
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2032	40	42,735
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	20,926
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	150	155,673
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	33,103
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	48,457
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	4.00%	10/01/2034	20	20,747
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2027	50	53,735
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	323,792
Orlando (City of), FL Utilities Commission, Series 2020 A, Ref. RB	5.00%	10/01/2027	20	21,614
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	26,043
Reedy Creek Improvement District, Series 2017 A, GO Bonds	5.00%	06/01/2037	200	208,829
South Broward Hospital District, Series 2017, Ref. RB	4.00%	05/01/2032	50	51,090
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	80	84,980
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	31,704
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2033	15	15,313
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2037	20	20,809
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	255	244,679
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	314,664
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	113,283

				4,329,381

Georgia-1.69%
Atlanta (City of), GA, Series 2001 A, RB, (INS - NATL)(c)	5.50%	11/01/2027	65	68,850
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(c)	5.75%	11/01/2027	45	49,877
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2032	90	96,602
Atlanta (City of), GA, Series 2017 A, Ref. RB	5.00%	11/01/2038	10	10,558
Atlanta (City of), GA, Series 2018 C, Ref. RB.	5.00%	11/01/2027	40	43,223
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	90	97,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2031	$10	$10,751
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2032	40	42,934
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	55	58,995
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2034	10	10,699
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2035	15	16,011
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	57,718
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2027	30	32,219
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	200	204,201
Development Authority of Gwinnett County, Series 2017, Ref. RB	5.00%	07/01/2040	20	20,838
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	10	10,259
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	390	414,862
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	574,941
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,658
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	133,336
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	5.00%	02/01/2027	30	31,301
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	37,518
Gwinnett County School District, Series 2022 B, GO Bonds	5.00%	08/01/2027	40	43,283

				2,076,836

Hawaii-0.66%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	244,868
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	37,449
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2031	190	195,176
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2033	60	63,682
Hawaii (State of), Series 2017 FK, GO Bonds	4.00%	05/01/2036	15	15,261
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	54,001
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2031	20	21,435
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2027	60	64,965
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	110	117,329

				814,166

Idaho-0.09%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RAC	5.00%	07/15/2027	70	75,009
Idaho State Building Authority, Series 2017 A, RB(a)(b)	4.00%	09/01/2027	30	31,346

				106,355

Illinois-6.57%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	209,645
Chicago (City of), IL, Series 2017, Ref. RB	5.00%	11/01/2029	5	5,282
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	640,498
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	159,376
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2027	125	130,366
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2027	15	15,507
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	90	94,453
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,243
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	310	324,404
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2038	125	129,992
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	10	10,372
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	245	253,083
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,759
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	326,647
Chicago (City of), IL Board of Education, Series 2017, RB	5.75%	04/01/2033	100	106,742
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2042	205	208,371
Chicago (City of), IL Board of Education, Series 2017, RB	5.00%	04/01/2046	210	212,235
Chicago (City of), IL Board of Education, Series 2018 A, Ref. GO Bonds, (INS - AGM)(c)	5.00%	12/01/2027	100	104,943
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2027	50	52,534
Chicago (City of), IL Park District, Series 2023 C, Ref. GO Bonds	5.00%	01/01/2027	55	57,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2027	$35	$36,894
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	106,236
Cook (County of), IL, Series 2018, Ref. RB	5.00%	11/15/2033	85	90,301
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	25	26,855
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2027	150	156,282
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,852
Illinois (State of), Series 2016, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2031	250	254,635
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	53,199
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	388,386
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	499,971
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2027	45	47,258
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	125,718
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,339
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	4.00%	02/15/2033	545	555,268
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	3.75%	02/15/2034	220	220,769
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2036	150	155,506
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	140	148,666
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2030	20	21,066
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	100,063
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2031	30	31,582
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2033	25	26,298
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2034	225	236,617
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2036	75	78,623
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	4.00%	01/01/2027	45	46,557
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2027	85	90,237
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	600	606,971
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	25,737
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2027	200	212,043
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	143,129
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	47,871
Macon County School District No. 61 Decatur, Series 2020 C, Ref. GO Bonds, (INS - AGM)(c)	4.00%	01/01/2040	200	200,300
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2027	35	37,039
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Series 2018 A, Ref. GO Bonds	4.00%	01/01/2027	10	10,280

				8,081,685

Indiana-0.44%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	165	173,984
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 B, RB	5.00%	11/01/2029	120	128,591
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	5.00%	11/01/2032	15	16,021
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2033	15	15,356
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2017 C, Ref. RB	4.00%	11/01/2034	55	56,246
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB.	5.00%	02/01/2027	80	84,043
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2027	25	26,646
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	42,005

				542,892

Iowa-0.13%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	73,082
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	80	86,257

				159,339

Kansas-0.33%
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	5	5,399
Butler (County of), KS Unified School District No. 385 (Andover), Series 2017, Ref. GO Bonds(a)(b)	5.00%	09/01/2027	50	53,987
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Kansas (State of) Department of Transportation, Series 2017 A, RB	5.00%	09/01/2035	$75	$79,683
University of Kansas Hospital Authority, Series 2017 A, Ref. RB	5.00%	03/01/2047	250	255,638

				404,982

Kentucky-0.60%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2037	150	153,389
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	20	20,406
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	135	135,688
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	50	50,255
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2027	240	252,942
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2037	15	15,772
Kentucky (Commonwealth of) Property & Building Commission (No. 115), Series 2017, RB	5.00%	04/01/2038	30	31,446
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2016 A, Ref. RB	5.00%	07/01/2027	70	73,165

				733,063

Louisiana-1.05%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	51,987
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	26,700
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	105,091
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	129,209
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	145,007
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	20,999
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	100	107,801
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	150	153,118
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2037	5	5,044
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	70	71,634
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2030	75	79,368
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2031	120	126,913
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2034	70	73,587
Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Insurance Guaranty Association Project), Series 2022, RB	5.00%	08/15/2037	40	41,658
Shreveport (City of), LA, Series 2017 A, RB, (INS - AGM)(c)	5.00%	12/01/2041	150	156,293

				1,294,409

Maryland-2.48%
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2027	10	10,681
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2027	20	21,594
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,054
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	26,993
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	155,284
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,195
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	112,339
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	96,324
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	620	669,415
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	135,098
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	21,534
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	40	41,207
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	157,014
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	74,068
Maryland (State of) Health & Higher Educational Facilities Authority (Goucher College), Series 2017 A, Ref. RB	5.00%	07/01/2044	135	135,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	$110	$111,861
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	3.75%	07/01/2036	85	85,958
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017 B, Ref. RB	4.00%	07/01/2039	15	15,118
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2027	25	27,151
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2027	200	209,051
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	110	109,495
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2027	640	690,290
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2030	15	14,931
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2031	100	99,423

				3,052,615

Massachusetts-2.95%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	53,798
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,772
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	10	10,512
Massachusetts (Commonwealth of), Series 2016 A, Ref. RB	5.00%	06/01/2027	20	21,035
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	323,178
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2032	190	202,361
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2037	5	5,277
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	150	156,495
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	200	207,192
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	94,639
Massachusetts (Commonwealth of), Series 2017 B, GO Bonds	5.00%	04/01/2037	60	63,326
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	40	43,343
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2027	45	48,477
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	75,384
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	4.00%	11/01/2032	10	10,396
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	43,427
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	210,587
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,419
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	41,824
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	205	220,838
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	74,510
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2027	150	160,965
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2027	30	32,444
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	78,529
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2027	800	842,644
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	482,933
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	32,634
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(c)	5.25%	08/01/2027	25	27,229
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2032	20	21,488

				3,627,656

Michigan-1.13%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2027	25	26,139
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	170,130
Macomb (County of), MI Interceptor Drain Drainage District, Series 2017 A, Ref. RB	5.00%	05/01/2042	180	187,812
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2027	30	32,523
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	133,369
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2034	245	259,539
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	131,016
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2035	145	153,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2036	$65	$65,992
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	90,473
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	30	32,104
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2017 A, RB	5.00%	12/01/2047	100	102,982

				1,385,192

Minnesota-0.50%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	31,781
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2031	20	21,189
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2032	20	21,184
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	70	75,900
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	54,214
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,201
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	295	318,612
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	10,822
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	21,643
Minnesota (State of) Higher Education Facilities Authority (Gustavus Adolphus College), Series 2017, Ref. RB	5.00%	10/01/2047	20	20,458
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	16,092
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	10,725

				618,821

Mississippi-1.19%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	10,818
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	160	173,087
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	20	21,636
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	85	91,952
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	50	54,090
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2029	25	26,911
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2030	1,010	1,084,933

				1,463,427

Missouri-0.26%
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	20	20,741
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2027	25	26,973
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	212,660
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	65,186

				325,560

Nebraska-0.24%
Douglas (County of), NE (Creighton University), Series 2017, Ref. RB	5.00%	07/01/2047	70	71,889
Omaha (City of), NE (Omaha Convention Center), Series 2004, Ref. GO Bonds	5.25%	04/01/2027	75	80,534
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	25,987
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2037	110	117,063

				295,473

Nevada-1.30%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,317
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2027	50	52,810
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2030	990	1,051,820
Clark (County of), NV, Series 2017, Ref. GO Bonds	4.00%	06/01/2032	50	51,280
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2027	25	26,808
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,796
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	60	64,414
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	197,809

				1,597,054

New Hampshire-0.05%
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	55	56,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.19%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	$100	$103,431
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2027	700	749,913
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	232,053
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	263,301
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	275	284,845
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	107,382
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	5.00%	07/01/2033	100	103,642
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB	4.00%	07/01/2034	50	50,752
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	21,082
New Jersey (State of) Economic Development Authority, Series 2017 DDD, RB(a)(b)	5.00%	06/15/2027	60	64,543
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	200	206,250
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	107,741
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2031	75	80,662
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	16,113
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	123,325
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	48,483
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	26,902
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,484
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2034	10	10,724
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	20	21,433
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,697
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017, Ref. RB	4.00%	07/01/2038	100	102,465
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	25,000
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,100
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	221,389
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,939
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2052	185	189,315
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	102,975
New Jersey (State of) Transportation Trust Fund Authority, Series 2016 A-1, RN	5.00%	06/15/2027	145	151,694
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2027	60	64,593
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2029	35	37,147
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	52,981
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,570
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2032	65	68,638
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	52,768
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	15,814
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	26,582
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	101,453

				3,932,181

New Mexico-0.67%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2027	25	26,688
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,490
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2035	20	20,413
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2036	135	137,249
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2027	500	537,306
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2027	80	85,969

				829,115

New York-18.46%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	47,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	$150	$154,157
Build NYC Resource Corp. (Manhattan College), Series 2017, Ref. RB	5.00%	08/01/2047	235	236,893
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	103,200
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2031	205	217,513
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2034	120	127,223
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2035	100	105,920
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2036	25	25,655
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2037	5	5,265
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	855	895,174
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	468,462
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	250	259,641
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	103,334
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	219,955
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2034	125	134,009
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2035	105	112,377
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	260	272,500
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2033	95	102,123
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	53,648
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	10	10,836
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	300	313,240
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	104,864
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	75,383
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	135	141,568
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2031	80	86,507
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2032	50	54,033
New York & New Jersey (States of) Port Authority, Two Hundrend Fifth Series 2017, Ref. RB	5.00%	11/15/2033	85	91,669
New York (City of), NY, Series 2008 J-9, GO Bonds	5.00%	08/01/2027	35	36,740
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	149,975
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	130	140,559
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	129,545
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	42,932
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	10/01/2037	250	265,059
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	1,001,755
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	250	265,301
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2027	300	321,374
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	477,848
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	420	436,307
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2036	70	74,463
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	15	15,906
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	4.00%	06/15/2039	115	115,896
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2029	100	107,311
New York (City of), NY Municipal Water Finance Authority, Series 2017, Ref. RB	5.00%	06/15/2037	140	148,458
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD, Ref. RB	5.00%	06/15/2032	25	27,053
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	151,417
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	212,723
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2027	265	285,701
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	26,513
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	150	157,990
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	262,691
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	262,138
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2038	5	5,236
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	1,015	1,060,359
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2030	140	150,260
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2032	40	42,800
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2034	280	299,317
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2035	85	87,249
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	37,440
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	133,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	$35	$37,307
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	4.00%	11/01/2034	20	20,549
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	21,231
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	44,372
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	200	207,513
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	223,810
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	105,951
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2037	325	329,495
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2032	100	106,286
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2027	25	27,087
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	5.00%	07/15/2031	15	15,952
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, Ref. RB	4.00%	07/15/2036	55	56,191
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	120	130,018
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2027	75	81,261
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2027	25	27,087
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	36,177
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	42,668
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2030	15	15,993
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	31,641
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,350
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,484
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	124,855
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	700	727,154
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)(b)	5.00%	02/15/2027	30	32,124
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	132,669
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	310	328,112
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	133,013
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2030	45	48,230
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	96,260
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	137,966
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	37,153
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2027	1,000	1,054,197
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2030	15	16,028
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	234,681
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	208,466
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	54,054
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	42,843
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	157,214
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	290	303,511
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	4.00%	08/01/2043	350	348,440
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	43,024
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	35,853
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,501
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	95	99,932
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	600	624,515
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	32,318
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	260	277,744
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2041	1,000	1,064,811
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2027	35	37,768
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2031	175	188,350
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2033	15	16,135
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2034	95	102,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2035	$80	$86,033
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	5	5,282
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2027	25	26,977
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	211,264
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	184,665
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	225	237,304
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2034	5	5,319
New York State Urban Development Corp., Series 2017 C, Ref. RB	5.00%	03/15/2040	150	157,671
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	230	244,390
New York State Urban Development Corp., Series 2017 C-3, Ref. RB	5.00%	03/15/2041	180	188,854
New York State Urban Development Corp., Series 2017, Ref. RB	5.00%	03/15/2029	35	37,021
Suffolk (County of), NY, Series 2017 D, Ref. GO Bonds, (INS - BAM)(c)	4.00%	10/15/2027	90	94,109
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,675
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,370
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2029	55	58,697
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	79,928
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	215	228,997
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	215	228,869
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	186,234
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2034	60	63,836
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	90	95,143
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	175	184,446
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-1, Ref. RB	5.00%	11/15/2027	105	113,369
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	10	10,529
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017, Ref. RB	5.00%	11/15/2027	20	21,711
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2027	5	5,428
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023, Ref. RB	5.00%	11/15/2027	15	16,289

				22,717,167

North Carolina-0.91%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2027	70	74,286
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	41,402
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2027	80	84,121
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	53,624
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	530	567,483
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	85	91,390
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2027	70	75,073
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2027	25	26,812
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	45	48,261
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2027	20	20,694
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	15,659
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,350

				1,120,155

Ohio-2.56%
Chillicothe (City of), OH, Series 2017, Ref. RB	5.00%	12/01/2047	100	101,230
Columbus (City of), OH, Series 2017 A, GO Bonds	4.00%	04/01/2033	10	10,318
Columbus (City of), OH, Series 2017, Ref. GO Bonds	4.00%	04/01/2027	30	31,205
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2029	15	16,159
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2027	80	85,659
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	495,512
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	125	126,689
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	214,918
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	141,239
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,607
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	35	37,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	$110	$118,655
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,725
Ohio (State of), Series 2019 A, GO Bonds(a)(b)	5.00%	05/01/2027	70	75,007
Ohio (State of), Series 2019 A, GO Bonds	5.00%	05/01/2031	45	48,000
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2027	125	135,863
Ohio (State of) Turnpike & Infrastructure Commission, Series 2010 A, Ref. RB	5.25%	02/15/2027	25	26,849
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2027	40	42,942
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	65	70,585
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2027	30	32,232
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB .	5.00%	06/01/2029	10	10,712
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	21,430
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	26,755
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	620	662,133
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 A, Ref. RB	5.00%	12/01/2027	5	5,430
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	247,701
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2027	35	37,955
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	289,480

				3,144,852

Oklahoma-0.53%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	25,713
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	31,609
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	20	20,613
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	21,221
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	70	72,009
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2039	325	328,110
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2027	50	53,053
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	102,017

				654,345

Oregon-1.02%
Clackamas County School District No. 12 North Clackamas, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	130	137,096
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	20	21,425
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	70	74,517
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	15	15,939
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	55	58,425
Hillsboro School District No. 1J, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	55	58,161
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	75,016
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	106,906
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	40	42,894
Oregon (State of) Facilities Authority (Reed College), Series 2017 A, Ref. RB(a)(b)	4.00%	07/01/2027	50	51,955
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	42,619
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	138,235
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	103,911
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	103,371
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	26,719
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2027	30	32,216
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2017 D, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2036	155	163,957

				1,253,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.57%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2027	$100	$107,834
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, RB	5.00%	08/01/2029	15	16,144
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2027	15	15,735
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2027	100	106,100
Chester (County of), PA, Series 2017, Ref. GO Bonds	5.00%	11/15/2030	25	27,228
Chester (County of), PA, Series 2017, Ref. GO Bonds	4.00%	11/15/2032	60	62,594
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	70	72,486
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2034	160	170,130
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2035	10	10,616
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2036	70	73,978
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2047	35	36,197
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	281,544
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	21,019
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	95,104
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	4.00%	11/01/2034	80	81,481
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2034	55	58,574
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	41,976
Pennsylvania (Commonwealth of), First series 2017, Ref. GO Bonds	4.00%	01/01/2030	100	102,651
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	270,998
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	104,940
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	90	96,861
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2027	30	32,443
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	3.38%	11/15/2033	45	45,180
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2034	55	56,118
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	08/15/2033	10	10,593
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	100	102,910
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	193,516
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	26,738
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2033	40	42,582
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB	6.00%	12/01/2030	85	94,707
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	15,740
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,616
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	208,473
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	163,018
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	172,979
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2033	300	317,887
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	35	37,518
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	280	299,981
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,695
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	4.00%	12/01/2036	300	305,344
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	144,191
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	215	223,701
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	95	98,122
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	88,089
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	52,290
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2032	160	170,009
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2033	25	26,465
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2034	50	52,901
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	105,285
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2031	125	133,168
Philadelphia (City of), PA, Series 2017, Ref. GO Bonds	5.00%	08/01/2041	30	31,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	$50	$50,960
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	213,278
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2037	30	30,343
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	102,019
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,822
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	26,014
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2036	15	15,826

				5,621,165

Rhode Island-0.16%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	104,784
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	5.00%	09/01/2029	60	64,669
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,520

				194,973

South Carolina-0.43%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2030	35	35,912
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,268
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	374,115
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	52,708
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	52,648
South Carolina (State of) Transportation Infrastructure Bank, Series 2017, Ref. RB	5.00%	10/01/2037	5	5,287

				530,938

South Dakota-0.20%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	29,088
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	221,851

				250,939

Tennessee-0.72%
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	160	162,848
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2027	90	94,179
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	460	478,252
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2030	50	51,598
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2027	30	32,258
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	25	27,069
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	45	45,651

				891,855

Texas-7.37%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2027	150	159,820
Aldine Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	120	126,323
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2029	15	16,211
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	60	62,998
Bexar (County of), TX, Series 2018, Ctfs. of Obligation	5.00%	06/15/2042	100	104,078
Bexar (County of), TX Hospital District, Series 2018, Ctfs. of Obligation	5.00%	02/15/2048	75	77,037
Board of Regents of the University of Texas System, Series 2016 E, RB	5.00%	08/15/2027	100	107,830
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2027	270	285,149
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	37,740
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	77,186
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	100	104,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	$150	$156,812
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	200	215,248
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	109,552
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	48,013
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	133,095
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	269,402
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	184,315
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2019, Ref. RB	5.00%	12/01/2027	100	107,335
Harris County Cultural Education Facilities Finance Corp. (Teco), Series 2017, Ref. RB	5.00%	11/15/2031	65	68,888
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	65,036
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	119,256
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	68,412
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	122,212
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	54,168
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	1,000	1,051,386
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2027	85	88,404
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	65	68,856
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	75	77,484
Liberty Hill Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	100	103,142
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	20	20,812
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2029	110	117,666
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2037	100	100,326
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	86,834
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2033	150	152,985
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	31,694
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	185,001
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	405	412,635
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2035	100	101,725
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2036	40	40,568
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	32,269
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	319,049
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	144,888
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	259,037
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	159,443
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	314,656
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	69,485
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	112,099
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2034	80	85,255
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	186,832
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2031	5	5,352
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	15	16,035
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	26,363
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	26,769
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,522
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,826
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	100	100,337
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	200,345
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	820	856,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2017, RB	5.00%	10/15/2031	$100	$107,440
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	280	301,746
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	26,788
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	133,081
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2030	25	26,803

				9,072,232

Utah-0.31%
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2027	80	86,213
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	79,793
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2027	150	161,341
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(c)	5.25%	06/15/2027	50	53,180

				380,527

Virginia-1.84%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	31,945
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	99,305
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	46,796
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	4.00%	07/15/2029	100	104,697
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	360	379,365
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	51,937
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	115,256
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	105	112,126
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2027	250	266,968
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 C, RB	4.00%	02/01/2033	195	199,129
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2027	75	80,090
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2030	15	15,868
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	5.00%	02/01/2031	20	21,132
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, Ref. RB	5.00%	02/01/2027	15	16,018
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2027	60	64,072
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	64,662
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	4.00%	08/01/2031	90	93,124
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	48,495
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	30	32,213
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	27,089
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2031	70	75,567
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2034	25	25,863
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	154,366
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	130	139,056

				2,265,139

Washington-3.13%
Auburn School District No. 408 of King & Pierce Counties, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	540	577,841
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	37,935
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2033	150	160,064
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	101,748
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	95	102,340
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	37,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	$30	$32,290
Franklin County School District No. 1 Pasco, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	60	64,668
King (County of), WA, Series 2017, Ref. GO Bonds	4.00%	07/01/2030	40	41,514
King (County of), WA, Series 2017, Ref. RB	5.00%	07/01/2049	100	103,873
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	105,791
King County School District No. 411 Issaquah, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	80	85,870
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	73,151
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	106,476
Seattle (City of), WA, Series 2017 C, Ref. RB(a)(b)	5.00%	09/01/2027	50	53,814
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2035	150	154,111
Seattle (City of), WA (Green Bonds), Series 2020 A, RB	5.00%	07/01/2027	55	59,067
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2027	60	62,098
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	195	204,204
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	40	42,761
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2035	50	53,234
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2036	50	52,984
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2040	10	10,494
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	156,826
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	21,553
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	235	251,775
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2034	210	224,004
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	63,639
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2030	10	10,618
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	26,487
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	83,372
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	166,251
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	10,777
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	74,856
Washington (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2035	30	31,940
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	106,526
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	26,942
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	26,632
Washington (State of), Series R-2017 A, Ref. GO Bonds	5.00%	08/01/2027	35	36,652
Washington (State of), Series R-2018D, Ref. GO Bonds	5.00%	08/01/2030	30	32,152
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2031	25	25,853
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	154,627

				3,855,514

West Virginia-0.04%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2027	45	48,448

Wisconsin-1.26%
Fond Du Lac (County of), WI, Series 2019 A, GO Bonds	3.00%	03/01/2029	130	129,794
Middleton-Cross Plains Area School District, Series 2019 A, GO Bonds	3.25%	03/01/2036	100	99,822
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,435
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	75,028
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2029	260	278,621
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	42,781
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	251,859
Wisconsin (State of), Series 2017-3, Ref. GO Bonds	4.00%	11/01/2034	35	36,072
Wisconsin (State of), Series 2019 A, Ref. RB(a)	5.00%	05/01/2027	215	230,379

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB(a)(b)	5.00%	05/01/2027	$150	$160,729
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	75,025
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.20%	12/01/2037	150	153,300

				1,554,845

TOTAL INVESTMENTS IN SECURITIES(d)-98.67% (Cost $121,924,600)				121,435,342
OTHER ASSETS LESS LIABILITIES-1.33%				1,642,424

NET ASSETS-100.00%				$123,077,766

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Ad Valorem Property Tax	21.14

Appropriations	13.63

Health, Hospital, Nursing Home Revenue	8.79

Water Revenue	7.96

Miscellaneous Revenue	7.83

College & University Revenue	5.97

Income Tax Revenue	5.92

General Fund	5.23

Highway Tolls Revenue	4.79

Sales Tax Revenue	4.63

Electric Power Revenue	3.69

Revenue Types Each Less Than 3%	9.09

Other Assets Less Liabilities	1.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.60%
Alabama-0.59%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$110,691
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	30	31,884
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	45	47,395
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority), Series 2018 B, RB	5.00%	07/01/2043	300	304,567
Jefferson County Board of Education, Series 2018, Revenue Wts	5.00%	02/01/2046	100	103,876

				598,413

Alaska-0.02%
North Slope (Borough of), AK, Series 2022 A, GO Bonds	5.00%	06/30/2028	20	21,917

Arizona-1.71%
Arizona (State of) Industrial Development Authority, Series 2019, RB	5.00%	11/01/2044	10	10,452
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	50	50,115
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	260,076
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	54,690
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2028	150	164,068
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2030	50	54,388
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2031	55	59,692
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018, GO Bonds	5.00%	07/01/2034	460	495,472
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2028	20	21,201
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2030	25	27,141
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2033	100	108,446
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	27,103
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2036	175	188,988
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	188,176
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2038	15	16,064

				1,726,072

Arkansas-0.16%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,349
Little Rock (City of), AR, Series 2022 A, GO Bonds	3.88%	02/01/2043	125	125,132

				157,481

California-15.67%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2028	15	16,554
Brentwood Union School District (Election of 2016), Series 2018, GO Bonds	4.00%	08/01/2048	190	189,270
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	79,035
California (State of), Series 2003, GO Bonds, (INS - AMBAC)(a)	5.00%	02/01/2028	5	5,458
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	113,547
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2028	100	108,756
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	121,893
California (State of), Series 2018, GO Bonds	5.00%	10/01/2030	45	49,929
California (State of), Series 2019, GO Bonds	5.00%	11/01/2031	55	61,026
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	260	288,019
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	49,313
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	500	547,923
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	83,109
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2034	225	248,862
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	82,248
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	218,242

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	$60	$65,198
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	260,888
California (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	150	166,218
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2028	90	99,547
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	55,611
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	215	235,607
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,563
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	33,102
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	250	267,415
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	67,563
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2028	30	33,781
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	20	20,790
California (State of) Health Facilities Financing Authority (Clean Water Revolving Fund), Series 2018, RB	5.00%	10/01/2031	80	88,393
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2028	10	10,924
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	10	10,995
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges), Series 2003 A, RB(b)(c)	5.00%	01/01/2028	130	142,936
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	33,242
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2035	115	126,297
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2017, Ref. RB	5.00%	01/01/2028	200	216,086
California (State of) Infrastructure & Economic Development Bank (The Broad) (Sustainability Bonds), Series 2021, Ref. RB	5.00%	06/01/2028	20	22,262
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	250	268,375
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	125	132,860
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	240	254,129
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	45	47,973
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	25	25,063
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB(b)(c)	5.00%	10/01/2027	5	5,436
California (State of) Public Works Board (Various Capital), Series 2017 B, Ref. RB	5.00%	10/01/2028	90	97,088
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2028	25	27,871
California (State of) Public Works Board (Various Capital), Series 2023, Ref. RB	5.00%	09/01/2028	5	5,553
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	148,549
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	250	253,064
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	55,869
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	210,831
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	160,604
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	150	159,317
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	75	75,285
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,567
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	59,954
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	20	21,706
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	63,910
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	250	249,220
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	150	150,028
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2028	65	72,185
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB	5.00%	05/15/2028	55	60,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	$20	$21,615
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	290	309,470
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2028	30	33,306
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	37,218
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2028	25	27,498
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2037	35	37,900
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	170	183,486
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2037	265	290,120
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	420	453,001
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2033	30	33,096
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2037	10	10,931
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	149,719
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	106,628
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2028	20	21,724
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2037	60	65,593
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2038	50	54,455
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2032	15	16,636
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 B, RB	5.00%	07/01/2034	25	27,668
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2028	20	22,211
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2030	15	16,674
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	61,071
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2039	55	59,774
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	225	241,668
Los Angeles Community College District (Election of 2016), Series 2023 D, GO Bonds	5.00%	08/01/2028	10	11,142
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	160,987
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2028	40	44,442
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2028	45	49,998
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	135	149,993
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,666
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2028	75	83,329
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2028	1,035	1,138,507
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2029	35	38,369
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	10,941
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2033	25	27,289
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	10	10,748
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	242,341
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2028	20	22,221
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	150	150,192
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2043	100	106,146
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	130	130,764
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	75	79,923
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program), Series 2019, RB, (INS - AGM)(a)	5.00%	09/01/2047	25	26,437
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(a)	5.13%	09/01/2028	45	50,194
Redwood City School District (Election of 2015), Series 2018, GO Bonds	5.25%	08/01/2044	200	218,089
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	150	156,365
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2028	130	144,865
Sacramento (City of), CA Municipal Utility District, Series 2018 F, Ref. RB	5.00%	08/15/2028	25	27,859
Sacramento (City of), CA Municipal Utility District, Series 2021 I, Ref. RB	5.00%	08/15/2028	25	27,859
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2028	55	61,933
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	130	139,972
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	05/01/2028	280	310,068
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(a)	5.25%	07/01/2028	40	44,957
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	38,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	$70	$77,593
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	21,176
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	55,122
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	200,369
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	92,660
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	26,083
San Lorenzo Unified School District, Series 2021, GO Bonds	4.00%	08/01/2047	80	80,034
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	150	161,408
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	198,889
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	61,591
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	20	21,568
Sierra Joint Community College District (Election of 2018), Series 2019, GO Bonds	4.00%	08/01/2049	20	20,055
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	104,897
Tuolumne (City of), CA Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	80,583
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2030	45	47,738
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2031	10	10,570
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2032	15	16,593
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2034	185	204,456
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2035	30	33,097
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2036	35	38,473
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	49,230
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,686
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	180	193,604
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	133,337
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	65	69,572
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2035	5	5,508
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2036	40	43,902
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2039	50	54,258
University of California, Series 2018 O, Ref. RB	4.00%	05/15/2048	85	84,219
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2037	70	76,463
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	135,983
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	275	295,335
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	186,389
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,938

				15,836,235

Colorado-2.36%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	60	67,952
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	32,850
Board of Governors of Colorado State University System, Series 2017 F, Ref. RB	4.00%	03/01/2045	250	245,625
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	164,661
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2032	65	71,168
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	86,543
Colorado (State of), Series 2018 N, COP	5.00%	03/15/2038	205	218,661
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	180	186,256
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,895
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	26,811
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	10,724
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	10,842
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	33,249
Colorado Springs (City of), CO, Series 2018 A-4, RB	5.00%	11/15/2048	90	95,042
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	120	132,534
Denver City & County School District No. 1, Series 2018 A, GO Bonds	5.50%	12/01/2028	30	33,068
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2028	30	33,482
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2030	110	121,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2031	$55	$60,790
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,572
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	82,829
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2031	5	5,512
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	100	110,004
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	100	104,953
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	65	68,786
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	4.00%	06/01/2028	50	52,913
University of Colorado, Series 2017 A-2, Ref. RB(b)(c)	5.00%	06/01/2028	45	49,420
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	234,161

				2,380,932

Connecticut-2.33%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,944
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	44,197
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2030	30	32,943
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2032	595	647,385
Connecticut (State of), Series 2018 E, GO Bonds	4.00%	09/15/2036	350	360,105
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	21,879
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	108,994
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2028	15	16,318
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	240,508
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2028	10	10,950
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	120	132,829
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2028	95	99,340
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	126,485
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2032	35	37,797
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2036	60	64,457
Connecticut (State of) (Transportation Infrastructure), Series 2018 A, RB	5.00%	01/01/2038	155	165,243
Connecticut (State of) (Transportation Infrastructure), Series 2018 B, RB	5.00%	10/01/2033	25	27,320
Connecticut (State of) (Transportation Infrastructure), Series 2018, RB	5.00%	01/01/2030	65	70,395
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	106,373

				2,356,462

Delaware-0.16%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	40	43,658
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	10,914
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	110,152

				164,724

District of Columbia-1.21%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	50	54,800
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2031	10	10,948
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2032	55	60,148
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,336
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2028	340	376,605
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2028	25	27,282
District of Columbia (KIPP DC), Series 2017 B, Ref. RB	5.00%	07/01/2048	10	10,130
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	84,381
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	209,321
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	130,826
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	135	145,047
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2028	75	82,588

				1,219,412

Florida-2.49%
Broward (County of), FL School Board, Series 2019 A, Ref. COP	5.00%	07/01/2028	55	60,253
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	85	89,042
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2028	145	158,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2028	$30	$32,878
Florida (State of), Series 2022 C, Ref. GO Bonds	5.00%	06/01/2028	100	109,990
Florida (State of) Department of Management Services, Series 2018, Ref. COP	5.00%	11/01/2028	30	33,110
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2028	40	43,940
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	200	204,349
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	10	10,045
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	91,596
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	10	10,622
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	37,276
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	81,147
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	107,295
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	26,984
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,190
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	42,864
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	115	121,484
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	820	867,842
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	32,910
Pasco (County of), FL School Board, Series 2018 A, COP, (INS - BAM)(a)	5.00%	08/01/2043	20	21,314
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,905
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,345
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	156,403
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	106,542

				2,519,173

Georgia-2.26%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	32,474
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,658
Georgia (State of), Series 2017 C, Ref. GO Bonds	5.00%	07/01/2028	790	851,625
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	33,084
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2030	55	60,573
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2031	25	27,525
Georgia (State of), Series 2018 A, GO Bonds	4.00%	07/01/2034	25	26,185
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	196,715
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	55,141
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	171,258
Georgia (State of) (Bidding Group 1), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	33,084
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2028	30	33,084
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(a)	4.75%	06/01/2028	40	41,249
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019 A, RB	5.00%	01/01/2034	400	422,818
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	202,663
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	54,805
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,456

				2,279,397

Hawaii-0.80%
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2028	25	26,682
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	96,903
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	180	194,871
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2031	10	10,814
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,803
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	10,047
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2035	120	129,403
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	65,167
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019, GO Bonds	5.00%	09/01/2028	85	93,751
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	160	174,567

				813,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.02%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.00%	03/01/2037	$15	$15,620

Illinois-3.18%
Champaign County Community Unit School District No. 4 Champaign, Series 2020 A, GO Bonds	5.00%	01/01/2033	55	59,085
Chicago (City of), IL (O’Hare International Airport), Series 2022 D, Ref. RB	5.00%	01/01/2028	30	32,424
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds),
Series 2021, Ref. RB	5.00%	06/01/2028	20	21,456
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	54,789
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	145	152,027
Cook Kane Lake & McHenry Counties Community College District No. 512, Series 2020, GO Bonds	4.00%	12/15/2030	70	73,045
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	132,989
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2031	15	16,128
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2032	10	10,742
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2033	20	21,357
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2034	70	74,431
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	92,654
Illinois (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	55	59,423
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	50	54,123
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2031	70	75,730
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	128,738
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2028	540	583,422
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2028	30	32,293
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2028	110	116,077
Illinois (State of) Finance Authority (Edward-Elmhurst Healthcare), Series 2018, Ref. RB(b)(c)	4.25%	01/01/2028	245	259,911
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	75	81,103
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	5.00%	05/15/2032	10	10,664
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	100	109,903
Illinois (State of) Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	165	177,064
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	265,153
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	136,868
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	151,790
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,263
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2037	85	89,696
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,274
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	15	15,641
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,438
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2028	30	32,356
University of Illinois, Series 2018 A, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2043	35	34,633

				3,213,690

Indiana-0.66%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	76,845
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	189,132
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	161,763
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2030	195	213,863
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2032	20	21,879

				663,482

Iowa-0.06%
Iowa (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2032	20	21,992
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	43,208

				65,200

Kansas-0.02%
Lawrence (City of), KS ( (Lawrence Memorial Hospital), Series 2018 A, Ref. RB	5.00%	07/01/2043	20	20,687

Kentucky-0.62%
Kentucky (Commonwealth of), Series 2018, COP	5.00%	04/15/2038	120	126,929
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB	5.00%	05/01/2036	200	214,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 119), Series 2018, RB, (INS - BAM)(a)	5.00%	05/01/2034	$180	$193,652
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	91,243

				625,882

Louisiana-0.17%
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2028	50	55,103
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2030	75	81,907
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,976
New Orleans (Port of), LA Board of Commissioners, Series 2018 A, RB, (INS - AGM)(a)	5.00%	04/01/2048	5	5,151

				167,137

Maine-0.06%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	62,175

Maryland-2.64%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2028	50	54,674
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	4.00%	02/15/2032	20	20,848
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2030	10	11,005
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	195	214,534
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	209,376
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2033	5	5,232
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	340	375,663
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2028	25	26,773
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2028	80	86,403
Maryland (State of), Series 2022 D, Ref. GO Bonds	4.00%	08/01/2028	250	265,521
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	65,735
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	55,245
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2028	85	91,799
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	75,736
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2028	15	16,581
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2028	35	38,688
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	100	105,272
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	150	156,504
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2028	5	5,499
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2028	10	11,111
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2028	60	66,665
Montgomery (County of), MD, Series 2020 A, GO Bonds	4.00%	08/01/2028	85	90,168
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2028	120	127,754
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	110,379
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	109,966
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,557
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2028	65	71,746
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2030	140	154,183
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2028	25	27,699

				2,667,316

Massachusetts-4.20%
Lincoln (Town of), MA, Series 2019, GO Bonds	4.00%	03/01/2049	150	149,091
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2028	55	60,631
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2028	70	76,206
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2033	15	16,289
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2035	80	86,748
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2031	40	43,510
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2032	10	10,862
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2028	75	82,679
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2037	35	38,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.00%	09/01/2038	$225	$243,371
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	60,406
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	230,640
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	222,125
Massachusetts (Commonwealth of), Series 2021, RB	5.00%	06/01/2041	745	793,006
Massachusetts (Commonwealth of), Series 2022 D, GO Bonds	5.00%	11/01/2028	170	188,806
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,189
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,295
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	273,854
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	220	230,008
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018, Ref. RB	5.00%	01/01/2028	20	21,837
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	259,692
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2030	50	54,039
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	75,453
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2034	20	21,531
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2036	40	40,512
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	500	491,505
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	99,438
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	199,309
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	21,223
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	106,152

				4,245,415

Michigan-1.16%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	95	103,464
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2028	85	92,790
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	138,539
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	500	530,119
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	150	155,557
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,316
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	30	32,047
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2018, RB	5.00%	12/01/2038	100	107,710

				1,170,542

Minnesota-1.65%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	240	246,570
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	300	293,356
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	166,903
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	42,487
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,545
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	157,995
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	27,644
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	190	209,587
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	175	192,917
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	27,179
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	110,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	$125	$138,221
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2028	35	38,776

				1,662,757

Mississippi-0.53%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2028	35	37,756
Mississippi (State of), Series 2019 A, RB	5.00%	10/15/2036	85	88,918
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	151,668
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2040	5	5,033
Mississippi (State of) Development Bank (Hinds County), Series 2018, RB	5.00%	03/01/2048	155	160,408
West Rankin Utility Authority, Series 2018, RB(b)(c)	5.00%	01/01/2028	80	87,041

				530,824

Missouri-0.35%
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	4.00%	10/01/2028	85	89,894
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	45	48,778
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2031	125	135,311
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	19,028
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	55	57,560

				350,571

Nebraska-0.28%
Boys Town (Village of), NE (Boys Town), Series 2017, Ref. RB	3.00%	09/01/2028	250	251,055
Lincoln (City of), NE, Series 2020 A, RB	5.00%	09/01/2028	20	21,970
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2028	10	10,928

				283,953

Nevada-1.49%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	40	43,837
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	133,404
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2034	60	64,900
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,593
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2036	10	10,758
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2037	100	107,268
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2030	10	10,956
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2032	60	65,513
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	100	109,153
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	125	136,259
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2035	15	16,300
Clark (County of), NV, Series 2018 B, GO Bonds	4.00%	12/01/2039	5	5,079
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	109,808
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	250	261,233
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2037	10	10,223
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	06/15/2038	75	76,337
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	120	126,767
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	50	54,911
Truckee Meadows Water Authority, Series 2017, Ref. RB	5.00%	07/01/2028	85	91,290
Washoe County School District, Series 2018, GO Bonds, (INS - BAM)(a)	4.13%	10/01/2048	45	45,066

				1,500,655

New Hampshire-0.07%
New Hampshire (State of) Health and Education Facilities Authority (Dartmouth College), Series 2017, Ref. RB	5.00%	06/01/2028	35	38,172
New Hampshire (State of) Health and Education Facilities Authority (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2041	35	36,763

				74,935

New Jersey-6.14%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	295	323,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2028	$275	$290,829
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB(b)(c)	5.00%	12/15/2028	350	389,913
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	15	15,715
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2035	15	16,277
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	1,025	1,104,805
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	21,557
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	107,081
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2032	35	38,096
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2034	265	287,652
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	120,835
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2030	25	27,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	4.00%	12/15/2031	60	62,448
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	60	65,295
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2033	500	543,329
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	145	157,191
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	123,740
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2030	35	38,260
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2035	240	259,764
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2036	105	108,133
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	225	234,977
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2050	10	10,324
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2031	30	32,747
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2032	25	27,211
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	219,130
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	211,251
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,626
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2028	15	16,320
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2030	20	21,675
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	91,985
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2032	25	27,036
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	254,136
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2034	70	72,417
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	86,428
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	4.00%	01/01/2035	105	108,176
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	90,170
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	180	195,076
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2032	25	27,036
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2033	10	10,814
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2034	30	31,036
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2035	25	25,756
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	135	145,282
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2037	10	10,715
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	118,156

				6,201,814

New Mexico-0.33%
New Mexico (State of), Series 2021, GO Bonds	5.00%	03/01/2028	25	27,306
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2028	120	131,796
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	120	131,769
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,452
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2028	15	16,471

				334,794

New York-21.19%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	55	60,109
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	50	54,539
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2035	75	81,540
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2037	35	37,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2038	$15	$16,094
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	205	224,877
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2031	750	821,783
Long Island (City of), NY Power Authority, Series 2019 A, RB	4.00%	09/01/2034	5	5,257
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2029	25	26,989
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2034	75	76,420
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	5.00%	11/15/2034	60	64,186
Metropolitan Transportation Authority, Series 2017 C-1, Ref. RB	4.00%	11/15/2037	15	15,089
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	180	193,719
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	214,646
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2033	50	53,597
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	74,610
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2032	115	117,459
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	355	360,570
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2038	115	115,498
Monroe County Industrial Development Corp. (Rochester Schools Modernization)), Series 2018, RB	5.00%	05/01/2032	60	65,466
New York & New Jersey (States of) Port Authority, Two Hundered Ninth Series 2018, Ref. RB	5.00%	07/15/2038	5	5,372
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2035	25	27,241
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2036	50	54,256
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	85	89,636
New York & New Jersey (States of) Port Authority, Two Hundred Forty Three Series 2023, Ref. RB	5.00%	12/01/2028	5	5,554
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2028	30	33,048
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	175	191,534
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2032	15	16,396
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2033	30	32,787
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2034	200	218,098
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2035	105	114,121
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	165	178,709
New York (City of), NY, Series 2005 1, GO Bonds	5.00%	09/01/2028	175	192,392
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	59,011
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2032	15	16,252
New York (City of), NY, Series 2018 E-1, GO Bonds	3.25%	03/01/2033	10	10,080
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,521
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	192,051
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	386,123
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2028	95	104,256
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2028	10	10,994
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2033	500	548,205
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2034	5	5,473
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,836
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2038	80	86,058
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	250	268,697
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	70	74,994
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,884
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	42,425
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	220	238,462
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2034	300	324,899
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	25	26,550
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	105,430
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	252,200
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	21,874
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2034	15	16,348
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	75,055
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	165	176,385
New York (City of), NY Municipal Water Finance Authority, Series 2018, Ref. RB	5.00%	06/15/2038	30	32,212
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2037	25	25,596
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	289,687
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	180	190,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2023 AA-2, RB	5.00%	06/15/2030	$5	$5,531
New York (City of), NY Transitional Finance Authority, Series 1998 A-1, RB	5.00%	11/01/2028	15	16,625
New York (City of), NY Transitional Finance Authority, Series 2017 S-1, Ref. RB	5.00%	07/15/2028	10	10,670
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2034	30	32,497
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2035	65	70,241
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	95	102,298
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2038	40	42,694
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2039	30	31,921
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	240	237,854
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2032	5	5,472
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2036	20	21,645
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	165	174,851
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	205	216,299
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2030	10	10,984
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2033	10	10,929
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	385	418,608
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	4.00%	07/15/2038	110	111,188
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2034	165	179,931
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2036	25	27,331
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2037	55	59,259
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	85	90,075
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2035	25	27,182
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2034	30	32,715
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	430,973
New York (City of), NY Transitional Finance Authority, Series 2018, RB	4.00%	08/01/2039	25	25,260
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	193,953
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	83,123
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2028	175	193,953
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	110,422
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	11,023
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	90	98,041
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2035	10	10,843
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2036	25	26,995
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	58,556
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	500	529,868
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2035	145	157,217
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	180	194,361
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	59,648
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	190	209,802
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	235	258,118
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2031	100	109,673
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	125,684
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	110	119,045
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	134,679
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	5.00%	08/01/2034	95	103,319
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	54,258
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2032	15	16,233
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2033	30	32,829
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2034	200	216,043
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	07/01/2035	75	77,361
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	75,990
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2039	120	127,654
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	129,031
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2048	150	158,235
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2031	80	87,768
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2037	20	21,883
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.25%	03/15/2039	100	108,639
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	106,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2031	$35	$37,961
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2032	15	16,239
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2033	10	10,815
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2034	50	54,012
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2039	5	5,319
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	328,416
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2035	230	250,110
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	400	420,742
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,339
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2032	50	54,743
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2033	10	10,937
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2034	100	109,194
New York (State of) Dormitory Authority, Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2035	25	27,214
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	315	339,682
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	53,763
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2030	255	276,633
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	325	351,345
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2036	200	216,799
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2037	70	75,517
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2039	425	455,302
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	240	256,320
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,552
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,903
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	159,996
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	163,879
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	95	100,141
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	105,148
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	266,757
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	5	5,286
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	253,193
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	54,459
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,019
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2028	15	16,716
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	32,629
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2030	95	103,251
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2031	10	10,853
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2035	60	64,728
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	29,947
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	21,871
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	65,302
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2028	10	11,056
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2028	50	53,929
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 A, Ref. RB	5.00%	06/15/2030	40	43,872
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	150	158,165
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2021, RB	5.00%	06/15/2028	5	5,528
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	195	213,002
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	48,725
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	110	118,512
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	85	91,305
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	135	144,513
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	105	111,412
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,993
New York State Urban Development Corp., Series 2019, RB	5.00%	03/15/2036	140	152,378
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2028	155	169,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	$70	$77,746
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	238,791
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-1, Ref. RB	5.00%	11/15/2028	190	211,024
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	5	5,281
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	325	342,580
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	10	10,508
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	150	146,047
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2034	10	10,930
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	160	174,212
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2036	25	27,096
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2028	10	10,980

				21,414,502

North Carolina-1.04%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	215	237,012
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2031	20	22,020
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2032	40	44,023
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2034	20	21,987
Charlotte (City of), NC, Series 2023 B, Ref. GO Bonds	5.00%	07/01/2028	5	5,514
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2028	25	27,674
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2028	25	26,802
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2030	30	33,036
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2031	250	274,794
North Carolina (State of), Series 2018 A, GO Bonds	3.00%	06/01/2034	20	19,783
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	87,959
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	219,325
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2034	15	15,607
North Carolina (State of) Turnpike Authority, Series 2018 A, Ref. RB	4.00%	01/01/2035	15	15,590

				1,051,126

Ohio-2.14%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	64,516
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2038	10	10,089
Allen (County of), OH (Mercy Health), Series 2017 A, Ref. RB	5.00%	08/01/2042	45	46,796
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2028	25	27,870
Cleveland (City of), OH, Series 2018, GO Bonds	5.00%	12/01/2043	125	131,937
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,017
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	124,048
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	27,650
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2031	40	44,227
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	30	33,089
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2033	10	11,026
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,550
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2028	60	66,192
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	157,863
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	32,616
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	27,574
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	20	20,157
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	71,866
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	27,641
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2028	80	88,826
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	54,074
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	50	54,033
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	48,511
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	345	352,518
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	5.00%	01/01/2028	30	32,538
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2028	15	15,995
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2028	25	27,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2030	$165	$178,987
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2031	30	32,490
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2033	85	91,794
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	165	180,016
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2028	35	38,467

				2,164,192

Oregon-0.46%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2028	10	10,992
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	5	5,263
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2028	10	10,922
Portland Community College District, Series 2023, GO Bonds	5.00%	06/15/2028	50	54,851
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	136,480
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	27,241
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	25	27,215
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	06/15/2035	25	26,142
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	55	59,249
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	109,119

				467,474

Pennsylvania-4.14%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	142,184
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	31,788
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	20,090
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	51,868
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	150	153,472
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	5.00%	04/01/2033	150	158,714
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018, Ref. RB	4.00%	04/01/2038	150	146,540
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	20	21,739
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	21,671
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2045	100	105,229
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	132,905
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(a)	5.50%	08/01/2028	25	27,515
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	27,143
Erie Sewer Authority, Series 2018 B, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	30	30,185
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,657
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2018, Ref. RB	4.00%	11/01/2038	100	101,189
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2028	250	264,735
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds	4.00%	03/01/2037	15	15,386
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2033	10	10,425
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	4.00%	03/01/2034	20	20,827
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - AGM)(a)	3.75%	03/01/2039	415	416,634
Pennsylvania (Commonwealth of), First Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	03/01/2035	20	20,792
Pennsylvania (Commonwealth of), First Series 2018-1, GO Bonds	5.00%	03/01/2032	25	27,096
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	219,159
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	400	423,909
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2028	25	27,646
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	60	62,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	$200	$199,129
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB	5.00%	06/01/2028	10	10,609
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	300	315,200
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	157,600
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	365	383,065
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	68,344
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	163,035
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	195,446

				4,178,582

South Carolina-0.77%
Columbia (City of), SC, Series 2018, RB(b)(c)	5.00%	02/01/2028	20	21,802
Florence (County of), SC, Series 2021, GO Bonds	5.00%	06/01/2028	30	32,934
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2035	35	36,697
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	256,366
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2032	110	115,663
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	5.00%	05/01/2033	100	105,113
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2028	100	110,084
Spartanburg Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	100	103,298

				781,957

Tennessee-0.59%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	160	168,714
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	4.00%	07/01/2040	80	78,911
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2028	35	36,951
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2030	115	126,355
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2032	75	82,157
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2033	10	10,378
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	4.00%	07/01/2036	50	51,519
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2028	35	38,067

				593,052

Texas-9.12%
Alamo Community College District, Series 2022, GO Bonds.	5.00%	02/15/2028	55	59,839
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	14,303
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2043	15	15,680
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2033	90	93,816
Austin Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2035	100	103,829
Bexar (County of), TX, Series 2019, Ref. GO Bonds	4.00%	06/15/2037	5	5,134
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	100	104,255
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	154,199
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,028
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	27,219
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 A, RB	5.00%	12/01/2048	145	152,604
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2031	35	36,380
Corpus Christi Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2032	15	15,564
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2028	20	22,362
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2028	45	49,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	$20	$21,822
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	189,526
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,395
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2037	5	5,090
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2038	200	202,648
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	42,713
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	67,812
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2033	60	64,945
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2038	300	319,663
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	205	216,101
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	40	41,773
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2028	500	550,496
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2031	10	10,879
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	15	16,307
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,593
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	115,846
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	54,711
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	40	43,675
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2033	10	10,891
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2035	190	206,343
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2038	25	26,806
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	220	232,946
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	58,513
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	160,763
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,796
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	60	62,993
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	180	187,504
Nacogdoches Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	100	104,331
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	110,116
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2038	140	148,112
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,368
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	15	15,714
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	93,685
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2035	55	58,736
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,598
North Texas Tollway Authority, Series 2018, Ref. RB	4.00%	01/01/2037	300	305,207
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,645
Pecos Barstow Toyah Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	600	643,672
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2028	30	33,299
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2028	30	32,994
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	73,124
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	175,939
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	197,176
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	30	32,804
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	150	164,208
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	81,919
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	10/15/2034	55	57,120
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	476,428
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	25	24,360
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	240	265,412
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2032	105	115,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2034	$80	$83,433
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2036	1,050	1,084,972
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	85	91,733
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	225	236,882
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2028	75	82,570
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	261,272
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2028	35	37,301
Trinity River Authority, Series 2017, Ref. RB	5.00%	08/01/2028	15	16,117
Trinity River Authority, Series 2018, Ref. RB	5.00%	08/01/2036	15	16,287

				9,212,673

Utah-0.37%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2028	20	22,005
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,993
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	79,175
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	100	99,996
Utah (State of) Transit Authority, Series 2018, RB	4.00%	12/15/2034	145	149,945

				372,114

Virginia-1.19%
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB(b)(c)	5.50%	01/01/2028	150	166,148
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	280	292,288
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2028	15	16,395
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2028	60	65,548
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2031	25	27,221
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	81,934
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2028	105	114,708
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	159,827
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	70	77,158
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	205,252

				1,206,479

Washington-3.11%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	135	149,621
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	54,721
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2034	85	92,887
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	43,835
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2032	55	60,193
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2033	40	43,773
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2034	60	65,439
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	130	139,406
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	40	43,975
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	145	159,408
Energy Northwest (No. 3), Series 2017 A, Ref. RB	5.00%	07/01/2028	75	80,426
Franklin County School District No 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2028	75	79,597
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	100	108,137
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	70	77,375
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,287
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	221,404
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	48,303

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	$170	$182,479
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	27,402
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	240	262,265
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2035	45	49,064
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2036	30	32,548
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	150	161,022
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	92,351
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2036	55	59,300
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2038	60	64,161
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2039	20	21,315
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	190	201,313
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	70	77,158
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,023
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	130	138,150
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2032	20	21,215
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018, Ref. RB	5.00%	10/01/2033	140	148,263
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	114,290

				3,147,106

West Virginia-0.81%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2032	90	98,311
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2034	25	27,229
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	12/01/2034	75	81,585
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	155	166,776
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	58,815
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2040	150	159,829
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	35	37,171
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2028	40	43,046
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	105 107,871
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	40	42,205

				822,838

Wisconsin-0.28%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	26,046
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	55	60,269
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	160	171,453
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25 27,545

				285,313

TOTAL INVESTMENTS IN SECURITIES(d)-98.60% (Cost $99,853,105)				99,628,083
OTHER ASSETS LESS LIABILITIES-1.40%				1,413,810

NET ASSETS-100.00%				$101,041,893

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)–(continued)

February 29, 2024

(Unaudited)

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

College & University Revenue	21.05

Ad Valorem Property Tax	14.77

Electric Power Revenue	9.53

Sales Tax Revenue	8.61

Water Revenue	6.31

General Fund	5.24

Appropriations	5.11

Highway Tolls Revenue	5.03

Miscellaneous Revenue	4.74

Income Tax Revenue	4.64

Health, Hospital, Nursing Home Revenue	4.59

Revenue Types Each Less Than 3%	8.98

Other Assets Less Liabilities	1.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.75%
Alabama-0.31%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$113,011
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	76,298
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,881
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2035	25	25,942

				262,132

Arizona-1.04%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	30	33,897
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	51,945
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	33,069
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2029	35	38,974
Maricopa (County of), AZ Special Health Care District (Maricopa Integrated Health), Series 2018 C, GO Bonds	5.00%	07/01/2029	160 174,425
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	350	366,957
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	19,285
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	125	133,613
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2029	20	21,729
Salt River Project Agricultural Improvement & Power District, Series 2021 A, Ref. RB	5.00%	01/01/2029	20	22,295

				896,189

Arkansas-0.18%
El Dorado Special School District No. 15, Series 2023 A, Ref. GO Bonds	5.00%	02/01/2050	150	156,234

California-16.10%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	79,836
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-H, Ref. RB(a)(c)	5.00%	04/01/2029	30	33,871
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	245,977
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2029	1,000	1,120,887
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	84,951
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	825	931,584
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	30	33,542
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	56,435
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	150	167,344
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2034	295	313,994
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2035	355	395,464
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	300	312,584
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	40	44,223
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	145,462
California (State of), Series 2021, GO Bonds	5.00%	10/01/2029	500	566,340
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2029	15	16,990
California (State of), Series 2023 A, Ref. GO Bonds	5.00%	09/01/2029	10	11,307
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2029	250	282,683
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2029	5	5,663
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	397,121
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	35,521
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2031	50	56,810
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2034	165	186,945
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	84,348
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2029	20	22,751
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2030	25	28,417
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2032	10	11,352
California (State of) Department of Water Resources (Central Valley), Series 2019 BA, RB	5.00%	12/01/2033	35	39,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2029	$90	$103,752
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	50	56,817
California (State of) Health Facilities Financing Authority (Marshall Medical Center), Series 2020, Ref. RB, (INS - Cal-Mortgage)(b)	4.00%	11/01/2040	45	45,657
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2020 B, Ref. RB	5.00%	11/01/2029	350	397,198
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	138,931
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2029	80	90,952
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	16,931
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	56,409
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2034	220	247,373
California State University, Series 2019 A, RB	5.00%	11/01/2039	200	222,016
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	110,531
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	107,879
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	215,776
Etiwanda School District (Election of 2016), Series 2020 A, GO Bonds	4.00%	08/01/2049	100	100,642
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	35	35,090
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	75	81,604
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	331,792
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	57,188
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2036	100	113,284
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2031	10	11,486
Los Angeles (City of), CA Department of Airports, Series 2020, Ref. RB	5.00%	05/15/2037	30	33,739
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2032	30	34,356
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2039	75	83,744
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	240	266,564
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	40	44,497
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2039	65	71,217
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	107,866
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	107,112
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	129,859
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2030	35	39,441
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	215	241,577
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2032	70	79,535
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2037	15	16,752
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	265	288,487
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2029	25	28,491
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	108,233
Los Angeles (City of), CA Department of Water & Power, Series 2022 E, Ref. RB	5.00%	07/01/2029	15	17,095
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2029	35	39,848
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2029	45	51,162
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	81,056
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,901
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	95	107,958
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	70	79,484
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	4.00%	07/01/2033	20	21,326
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	30	34,092
Martinez Unified School District (Election of 2016), Series 2021, GO Bonds, (INS - AGM)(b)	4.00%	08/01/2051	25	25,122
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	90	102,470
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2030	10	11,253
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	44,171
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	175	192,409
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	175,663
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	15	16,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	$150	$151,856
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	115	125,313
Norwalk-La Mirada Unified School District, Series 2019 D, GO Bonds	4.00%	08/01/2048	100	100,071
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2032	15	16,962
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2036	55	61,731
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	150	165,804
Pasadena Unified School District (Election of 2020), Series 2023 C, GO Bonds	5.00%	08/01/2029	10	11,396
Pleasant Valley School District, Series 2021 B, GO Bonds	4.00%	08/01/2046	100	100,623
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	39,934
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	61,368
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	110,975
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	56,116
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	100	111,165
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2029	50	57,816
Sacramento Transportation Authority, Series 2023 A, Ref. RB	5.00%	10/01/2029	5	5,728
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2049	15	15,083
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	115	126,458
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	185	199,609
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2037	75	83,194
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	140	149,371
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	90	96,147
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2029	20	22,934
San Francisco Bay Area Rapid Transit District, Series 2019, GO Bonds	4.00%	08/01/2044	250	252,573
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	73,992
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	100	100,899
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	40	45,082
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	247,823
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2031	15	16,891
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2029	10	10,639
University of California, Series 2023 BQ, RB	5.00%	05/15/2029	190	215,798
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	42,491

				13,852,169

Colorado-2.87%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	50	56,629
Arapahoe County School District No. 5 Cherry Creek, Series 2020, Ref. GO Bonds	5.00%	12/15/2029	25	28,294
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	33,030
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2029	50	56,301
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2029	30	33,780
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	5.00%	11/15/2037	45	49,169
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2038	30	30,376
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	54,426
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2031	65	70,702
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2035	55	59,325
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2035	15	16,179
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2036	60	64,320
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2036	25	26,800
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2038	15	15,914
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2031	100	108,772
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2033	10	10,845
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	5.00%	08/01/2034	50	54,103
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2032	55	59,729
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2033	30	32,534
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2039	50	52,949
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	320	333,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2031	$25	$27,329
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2032	110	120,096
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2033	150	163,524
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2034	60	65,311
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	195	215,694
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	215,043
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	16,991
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	67,563
Denver (City & County of), CO, Series 2023 A, Ref. RB	5.00%	11/15/2029	5	5,624
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	27,316
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	275	296,259

				2,468,869

Connecticut-2.02%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	38,455
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	167,505
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2032	750	833,844
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2035	150	166,055
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2036	45	49,564
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	135,515
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,565
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2029	50	55,545
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	61,473
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2029	25	26,593
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2029	20	21,177
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2029	20	21,177
Connecticut (State of) Health & Educational Facilities Authority, Series 1997, RB	5.00%	07/01/2029	75	84,628
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	67,702

				1,734,798

Delaware-0.35%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,162
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2029	60	67,464
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	125	131,626
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	90,014

				300,266

District of Columbia-2.96%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	27,958
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	452,478
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	111,679
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2032	20	22,296
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2033	50	55,706
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2034	15	16,677
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2037	30	32,808
District of Columbia, Series 2019 A, GO Bonds	4.00%	10/15/2040	150	152,705
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	50	53,465
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	33,523
District of Columbia, Series 2019 A, RB	5.00%	03/01/2032	40	44,934
District of Columbia, Series 2019 A, RB	5.00%	03/01/2033	10	11,207
District of Columbia, Series 2019 A, RB	5.00%	03/01/2034	260	290,813
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	224,246
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,323
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2031	100	112,609
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2032	25	28,099
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	145	162,181
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	150	167,616
District of Columbia, Series 2020, RB	5.00%	12/01/2029	10	11,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2020, RB	5.00%	12/01/2032	$20	$22,385
District of Columbia, Series 2020, RB	5.00%	12/01/2034	60	66,888
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	35	39,721
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2029	50	55,666
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019, Ref. RB	4.00%	10/01/2037	135	136,256
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	185,363

				2,548,843

Florida-2.90%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	5	3,778
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	108,758
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	70	71,185
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	100	111,829
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	40	42,312
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	75,454
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(b)	5.00%	07/01/2029	60	67,129
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2029	135	152,042
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2029	40	44,971
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,914
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	145,859
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	79,558
Florida (State of) Municipal Power Agency, Series 2018 A, Ref. RB	3.00%	10/01/2029	25	24,853
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	105,892
Gainesville (City of), FL (Utilities System), Series 2019 A, RB	5.00%	10/01/2044	105	111,919
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	154,821
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2029	35	38,494
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2033	5	5,414
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2036	65	69,779
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	156,123
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	195	195,855
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	111,556
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	164,426
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	111,757
Tampa Bay (City of), FL Water, Series 2001 A, Ref. RB, (INS - NATL)(b)	6.00%	10/01/2029	165	194,650
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	125	130,865

				2,491,193

Georgia-2.13%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(b)	5.75%	11/01/2029	10	11,654
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2035	70	77,933
Atlanta (City of), GA, Series 2019 C, RB	5.00%	07/01/2036	5	5,540
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2029	40	45,303
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	120	134,258
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	50	39,524
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2029	30	33,814
Fulton (County of), GA Development Authority (Georgia Institute of Technology), Series 2019, RB	5.00%	06/15/2044	150	158,133
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	110,333
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	160	180,686
Georgia (State of) (Tranche 2), Series 2019 A, GO Bonds	5.00%	07/01/2032	50	56,117
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	20	22,461
Gwinnett (County of), GA Water & Sewerage Authority, Series 2019, Ref. RB	5.00%	08/01/2029	60	67,725
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	211,225
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	25	26,776
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	100	102,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Private Colleges & Universities Authority (Emory University), Series 2019 A, Ref. RB	5.00%	09/01/2037	$30	$32,932
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	225,270
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	250	264,976
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2039	25	25,100

				1,832,346

Hawaii-0.72%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	27,749
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2033	10	11,076
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	66,429
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2035	55	60,807
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	195,704
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,823
Honolulu (City & County of), HI, Series 2019 B, Ref. RB	5.00%	07/01/2036	25	27,546
Honolulu (City & County of), HI, Series 2022 A, Ref. GO Bonds	5.00%	11/01/2029	155	175,168
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2019 A, GO Bonds	5.00%	09/01/2029	25	27,481

				618,783

Idaho-0.20%
Idaho (State of) Housing & Finance Association, Series 2019, Ref. RB	5.00%	07/15/2035	40	44,078
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	128,154

				172,232

Illinois-5.25%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	108,095
Chicago (City of), IL, Series 2021 B, Ref. GO Bonds	4.00%	01/01/2029	267	272,329
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,922
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	340	336,458
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	365	384,377
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	140	146,549
Chicago (City of), IL Midway International Airport, Series 2023 B, Ref. RB, (INS - BAM)(b)	5.00%	01/01/2029	5	5,535
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	200	217,561
Cook (County of), IL, Series 2022 A, Ref. GO Bonds	5.00%	11/15/2029	15	16,754
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	53,731
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2029	65	71,652
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	5.00%	11/01/2031	175	192,416
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2035	50	50,712
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2036	75	75,679
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2033	50	55,671
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2034	95	105,679
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2019, RB	5.00%	07/01/2036	65	71,855
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	220	241,716
Illinois (State of) Finance Authority (State Clean Water) (Green Bonds), Series 2019, RB	4.00%	07/01/2038	145	148,055
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,502
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	40	41,135
Illinois (State of) Regional Transportation Authority, Series 2004 A, RB, (INS - AGM)(b)	5.75%	06/01/2029	75	84,685
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	650	693,053
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	55,330
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	145	157,191
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	118,293
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	85	89,315
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	365	387,515
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	82,602
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	130	125,137

				4,518,504

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-1.24%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	$50	$56,031
Indiana (State of) Finance Authority (Citizens Wastewater of Westfield), Series 2019, Ref. RB	5.00%	10/01/2048	150	157,424
Indiana (State of) Finance Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	02/01/2029	35	37,970
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	93,997
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	54,408
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	48,787
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	5.00%	02/01/2036	330	360,227
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	150	157,398
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	104,398

				1,070,640

Iowa-0.77%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	70	78,188
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	22,263
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2033	105	116,711
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2034	25	27,757
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018 B, Ref. RB	5.00%	02/15/2048	400	413,189

				658,108

Kansas-0.12%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	103,743

Kentucky-0.18%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2020 A, RB	5.00%	10/01/2038	150	158,051

Louisiana-0.42%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(b)	4.00%	12/01/2037	30	30,762
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	190	208,623
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2039	10	10,823
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	100	109,526

				359,734

Maryland-2.35%
Anne Arundel (County of), MD, Series 2019, GO Bonds	5.00%	10/01/2048	100	107,406
Baltimore (City of), MD, Series 2019 A, RB	4.00%	07/01/2044	120	120,070
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,534
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	89,410
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	510	569,738
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	16,428
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	141,093
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	33,596
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	112,875
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2031	95	106,939
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2029	95	107,340
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	55	62,144
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2019 A, Ref. RB	5.00%	10/01/2049	140	147,108
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	67,383
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	110,983
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,587
Montgomery (County of), MD, Series 2021 A, Ref. GO Bonds	5.00%	08/01/2029	45	50,794
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	88,236
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2031	5	5,304
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	21,157
Prince George’s (County of), MD, Series 2020 A, GO Bonds	5.00%	07/15/2029	10	11,029
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,633

				2,023,787

Massachusetts-3.96%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	43,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	$245	$275,929
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	77,719
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	66,078
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2038	10	10,901
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2039	5	5,417
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	377,332
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	160	171,027
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	25	26,602
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	16,835
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	140	158,226
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	16,777
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	141,758
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,262
Massachusetts (Commonwealth of), Series 2022 A, Ref. GO Bonds	5.00%	10/01/2029	30	33,964
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	400	422,815
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	22,589
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	28,857
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	119,024
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	30	32,377
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance), Series 2018 A, Ref. RB	5.00%	01/01/2029	40	44,687
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	107,335
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2029	35	39,853
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,773
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	595	635,856
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	127,189
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	105	115,534
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	40	43,859
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 C, Ref. RB	5.00%	01/01/2035	15	16,518
Massachusetts (Commonwealth of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,602
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	55	61,853
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	95	101,539

				3,408,617

Michigan-1.73%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	89,392
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	95	105,838
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	153,481
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	90,525
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	350	385,835
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2035	80	82,413
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2036	30	30,680
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, Ref. RB	4.00%	12/01/2038	140	141,301
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	385	408,807

				1,488,272

Minnesota-0.88%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2029	25	27,644
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	25	28,190
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	95,758
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	73,068
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	38,417
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2029	250	283,095
Rochester (City of), MN (Mayo Clinic), Series 2016 B, Ref. RB	5.00%	11/15/2029	55	62,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	$50	$52,330
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	96,001

				756,521

Mississippi-0.03%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,650

Missouri-0.35%
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2031	50	52,832
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2029	50	54,213
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	15	16,454
Springfield School District No R-12, Series 2019, GO Bonds	5.00%	03/01/2036	110	120,943
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,378

				296,820

Nebraska-0.26%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,361
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2031	15	16,660
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2032	115	127,447
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	60	66,380

				226,848

Nevada-0.68%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	145,172
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	33,565
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2031	105	116,955
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	38,786
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	50	55,825
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,257
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2034	5	5,546
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	110,653
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2029	50	55,979

				584,738

New Jersey-2.97%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,760
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	235	262,489
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2029	250	230,420
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2033	250	277,603
New Jersey (State of) Economic Development Authority, Series 2019 MMM, Ref. RB	5.00%	06/15/2034	10	11,074
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	263,816
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2031	5	5,563
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2033	5	5,535
New Jersey (State of) Economic Development Authority, Series 2020, RB	5.00%	11/01/2034	20	22,082
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	236,937
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	164,020
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2033	100	111,167
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2039	200	216,038
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	134,664
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	555	588,164

				2,556,332

New Mexico-0.89%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	200	224,302
New Mexico (State of) Hospital Equipment Loan Council), Series 2019 A, RB	5.00%	08/01/2044	310	325,216
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	213,078

				762,596

New York-18.74%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	110,360
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	140	140,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2003 C, RB, (INS - AGC)(b)	5.25%	09/01/2029	$40	$44,932
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2029	10	10,990
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2043	10	10,606
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	105,827
Nassau Health Care Corp., Series 2009, Ref. RB	5.00%	08/01/2029	15	16,738
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	150	148,233
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2029	40	43,758
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2036	175	194,785
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	4.00%	11/01/2039	20	20,371
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	238,244
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	55	61,920
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	84,278
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2032	10	11,248
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2037	25	25,805
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	150	152,769
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2031	1,000	1,118,698
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2034	125	139,400
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	30	32,219
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	33,379
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2030	65	72,198
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2031	10	11,055
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,588
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	33,103
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	216,257
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	250	277,059
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2038	100	102,519
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	235	255,206
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	21,562
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	335	359,109
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	200	213,530
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC, Ref. RB	5.00%	06/15/2029	50	56,392
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2040	500	506,894
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	105	113,248
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2032	35	39,402
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	135	147,287
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2029	370	417,300
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	292,625
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2034	285	316,958
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2035	5	5,542
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	54,531
New York (City of), NY Transitional Finance Authority, Series 2002 1, Ref. RB	5.00%	11/01/2029	130	147,061
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2029	15	16,494
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	640	712,120
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2037	105	108,492
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,552
New York (City of), NY Transitional Finance Authority, Series 2020 A-3, RB	4.00%	05/01/2044	325	323,867
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	08/01/2029	45	50,648
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	400	452,497
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2029	150	169,686
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2029	115	130,093
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	104,459
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2035	470	519,670
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2036	40	44,038
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	311,970
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	108,578
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2040	500	541,009
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	07/01/2036	20	22,203
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2032	95	105,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	$145	$160,626
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	38,382
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	109,062
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	370	399,357
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	53,834
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	30	32,094
New York (State of) Dormitory Authority, Series 2019, RB	4.00%	07/01/2032	30	31,516
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2036	20	22,109
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	350	381,410
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(b)	5.00%	10/01/2029	25	27,502
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(b)	5.00%	10/01/2031	50	55,634
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	225	251,514
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2029	15	16,760
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	215	239,537
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	351,842
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	55	59,047
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	321,636
New York (State of) Dormitory Authority (Bidding Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2034	25	27,753
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	500	486,537
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2019, RB	5.00%	07/01/2035	35	38,942
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	28,143
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2032	5	5,606
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2034	15	16,781
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2038	15	16,483
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	190	200,625
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 A, Ref. RB	5.00%	07/01/2035	65	72,230
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,096
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2029	5	5,538
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2029	95	106,147
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	100,073
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center), Series 2021 A, Ref. RB	1.45%	11/15/2029	220	192,673
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2035	5	5,587
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2019 B, Ref. RB	5.00%	06/15/2044	70	75,275
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2035	75	84,115
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2036	230	256,468
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2038	125	137,496
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	359,384
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	15	16,267
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	134,141
New York State Urban Development Corp. (Bidding Group 1), Series 2023 A, RB	5.00%	03/15/2029	25	28,034
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	250	246,331
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2029	40	44,714
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2039	5	5,483
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	98,237
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	101,947
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,374
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	105,178
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.00%	05/15/2029	280	314,071

				16,120,427

North Carolina-1.87%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	75	82,685
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	230	232,224
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	195	218,251
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	40	44,753
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	110	115,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2019 B, GO Bonds	4.00%	06/01/2031	$25	$26,705
North Carolina (State of), Series 2020 B, RB	5.00%	05/01/2029	50	55,962
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2029	15	16,788
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	105,578
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2032	45	49,922
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2034	20	22,090
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2032	500	546,354
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	54,194
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	33,493

				1,604,853

Ohio-2.91%
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	5.00%	12/01/2029	210	233,917
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,457
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	55,253
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,421
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2035	55	61,215
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2036	200	221,293
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	105	115,453
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	150	163,822
Ohio (State of), Series 2019, RB	4.00%	01/01/2040	130	130,438
Ohio (State of), Series 2019-1, RB	5.00%	12/15/2029	85	96,101
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018 A, RB	5.00%	02/15/2029	115	124,816
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2029	220	245,575
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2039	100	109,876
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	12/01/2037	5	5,525
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	280	313,934
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	93,929
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2039	125	137,345
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	43,325
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	56,629
Sycamore Community City School District, Series 2020, GO Bonds	4.00%	12/01/2045	250	248,958

				2,507,282

Oklahoma-0.03%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	3.00%	09/01/2029	25	24,629

Oregon-1.29%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	213,387
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2032	115	128,536
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	66,876
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2029	60	67,216
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	167,020
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	250	271,565
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	112,176
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2019 A, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2040	75	81,665

				1,108,441

Pennsylvania-5.47%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	55	60,022
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2035	35	36,151
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	175	179,868
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	250	252,656
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2033	70	76,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	$35	$38,631
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2034	95	104,552
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	82,354
Delaware (State of) River Port Authority, Series 2018 A, RB	5.00%	01/01/2036	35	38,269
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	200	207,531
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	20	20,901
Lehigh (County of), PA Industrial Development Authority (PPL Electric Utilities Corp.), Series 2016 A, Ref. RB	3.00%	09/01/2029	50	48,627
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,570
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2033	100	108,133
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	150	167,963
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	35	39,222
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	5.00%	09/01/2029	175	197,303
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2029	15	16,912
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	101,203
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2032	40	44,087
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	200	210,536
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2034	165	183,779
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2035	140	155,276
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2038	40	43,633
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2039	50	54,206
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2044	360	386,088
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2044	200	212,521
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB.	5.00%	12/01/2049	30	31,670
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	38,656
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,611
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2033	25	27,502
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	120,891
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2035	500	547,312
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	108,279
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2039	20	21,460
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	117,916
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	185	201,632
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	130	134,479
Upper Merion Area School District, Series 2021 A, GO Bonds	4.00%	01/15/2046	45	44,454
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	150,114

				4,709,456

Rhode Island-0.41%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	315	355,835

South Carolina-0.50%
Columbia (City of), SC, Series 2019 A, RB	4.00%	02/01/2044	15	15,055
South Carolina (State of) Transportation Infrastructure Bank, Series 2016 A, Ref. RB	3.00%	10/01/2029	75	73,185
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2029	185	207,597
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	137,489

				433,326

Tennessee-0.25%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	104,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2018, GO Bonds	5.00%	07/01/2029	$5	$5,495
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	100	102,053

				211,905

Texas-8.14%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2029	20	22,180
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	107,476
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	235	248,500
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	100	106,203
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	44,642
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	111,525
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	43,556
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,535
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	168,881
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	111,439
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2033	55	61,074
Collin County Community College District, Series 2020 A, GO Bonds	4.00%	08/15/2034	5	5,248
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,343
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	22,169
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	22,169
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	66,391
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	15	16,584
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2029	50	56,197
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,540
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2034	200	224,764
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	26,183
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	30	31,323
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	81,291
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	20	19,926
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	82,294
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	150	158,694
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2029	20	22,463
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	250	250,350
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	55	60,233
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2029	110	122,100
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2032	20	22,197
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	30	31,992
Houston Community College System, Series 2020, Ref. GO Bonds	5.00%	02/15/2035	15	16,529
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	200	201,830
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	75	78,170
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2029	50	55,568
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	22,150
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	250	273,426
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2034	30	33,098
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, Ref. RB	5.00%	05/15/2035	500	549,707
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2029	15	16,671
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	10	11,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(b)	5.00%	05/15/2029	$10	$11,139
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2029	50	55,951
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2029	20	22,451
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2036	50	51,713
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	140	151,952
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2035	100	103,895
North Texas Tollway Authority, Series 2020 A, Ref. RB	4.00%	01/01/2037	210	216,106
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2029	90	100,979
Pflugerville Independent School District, Series 2023 A, GO Bonds.	5.00%	02/15/2048	200	211,069
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	115	121,365
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2048	35	36,702
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	123,090
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2032	15	16,754
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2029	25	26,287
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	113,777
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	300	309,625
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	93,399
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2031	130	146,636
Texas (State of) Water Development Board, Series 2019 A, RB	5.00%	04/15/2032	135	152,052
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2036	125	130,839
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	190	185,929
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2029	100	112,389
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2029	45	50,575
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2029	15	16,928
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2032	40	43,923
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	98,624
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2038	250	250,131
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019, Ref. RB	5.00%	12/31/2035	5	5,429
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	110,641
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	50	56,141
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,784
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	151,983

				7,005,008

Utah-0.57%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	108,734
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2029	50	56,073
Salt Lake City (City of), UT, Series 2020, RB	4.00%	02/01/2047	250	245,725
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	83,630

				494,162

Vermont-0.12%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	100	105,510

Virginia-0.92%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	28,444
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2029	30	34,031
Loudoun (County of), VA Economic Development Authority, Series 2020, Ref. RB	4.00%	12/01/2033	15	15,907
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2021, RB	5.00%	02/01/2029	$25	$27,946
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	200	218,141
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	33,535
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	45,042
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2029	180	202,689
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	20	20,299
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2036	100	103,025
Virginia (Commonwealth of) Small Business Financing Authority (Sentara Healthcare), Series 2020, Ref. RB	4.00%	11/01/2037	50	51,102

				791,335

Washington-3.01%
Central Puget Sound Regional Transit Authority, Series 2021 S-1, Ref. RB	5.00%	11/01/2029	60	67,908
Energy Northwest, Series 2019, Ref. RB.	5.00%	07/01/2036	55	60,629
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	80	88,592
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2037	100	109,544
King County School District No. 210 Federal Way, Series 2019, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2029	100	107,222
Pierce County School District No. 403 Bethel, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	75	82,474
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	39,520
Spokane County School District No. 81, Series 2019, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,571
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2029	230	250,676
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	39,412
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	56,164
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	38,955
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	33,225
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	229,625
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	335	361,709
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	325	349,199
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	66,309
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2037	10	10,951
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2038	20	21,915
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	145	163,277
Washington (State of) (Bid Group 2), Series 2023 A, Ref. GO Bonds	5.00%	08/01/2029	225	253,361
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	156,535

				2,592,773

West Virginia-0.44%
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	125	135,399
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2041	25	27,035
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	85	91,531
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	06/01/2044	25	26,865
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group),
Series 2018, Ref. RB	5.00%	01/01/2043	100	97,773

				378,603

Wisconsin-0.22%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	90	100,778
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	33,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2023 1, Ref. RB	5.00%	07/01/2029	$20	$22,514
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2029	25	28,091

				184,976

TOTAL INVESTMENTS IN SECURITIES(d)-98.75% (Cost $85,182,960)				84,961,536
OTHER ASSETS LESS LIABILITIES-1.25%				1,075,124

NET ASSETS-100.00%				$86,036,660

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central University
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

General Fund	21.97

Sales Tax Revenue	14.39

Ad Valorem Property Tax	10.92

Electric Power Revenue	8.25

Highway Tolls Revenue	5.72

Water Revenue	5.70

Income Tax Revenue	5.28

College & University Revenue	4.53

Lease Revenue	4.37

Port, Airport & Marina Revenue	4.07

Miscellaneous Revenue	3.89

Health, Hospital, Nursing Home Revenue	3.87

Revenue Types Each Less Than 3%	5.79

Other Assets Less Liabilities	1.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.71%
Alabama-1.36%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2033	$100	$114,504
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2034	195	222,680
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	100	113,739
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	155	163,107
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	224,457
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2039	250	278,007

				1,116,494

Arizona-1.11%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	110,941
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2030	15	17,162
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2030	20	22,618
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2040	50	55,140
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	165	179,383
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2035	250	281,461
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	227,857
Scottsdale Municipal Property Corp., Series 2006, Ref. RB	5.00%	07/01/2030	10	11,079

				905,641

California-16.66%
Antelope Valley Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	45	45,482
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2030	10	11,559
California (State of), Series 2019, GO Bonds	5.00%	10/01/2030	200	225,934
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	102,986
California (State of), Series 2020 B, GO Bonds	5.00%	11/01/2034	335	386,308
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,637
California (State of), Series 2020, GO Bonds	5.00%	03/01/2032	20	22,830
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	228,071
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	285,088
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	108,006
California (State of), Series 2020, GO Bonds	5.00%	03/01/2036	150	170,052
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	43,673
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	155	179,303
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	57,075
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2033	45	51,345
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2035	400	454,343
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	510	543,896
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2037	60	63,484
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	155	164,170
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	183,845
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	30	31,247
California (State of), Series 2021, GO Bonds	5.00%	10/01/2030	250	288,758
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	91,768
California (State of), Series 2021, GO Bonds	5.00%	12/01/2036	80	91,406
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	66,630
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	46,131
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2030	500	579,279
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2030	30	35,328
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2032	80	94,110
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2035	15	17,466
California (State of) Department of Water Resources, Series 2022 BF, Ref. RB	5.00%	12/01/2030	10	11,776
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2033	245	287,707
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2030	55	64,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2032	$30	$33,204
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	5.00%	04/01/2033	60	66,447
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	400	395,027
California (State of) Infrastructure & Economic Development Bank (Academy of Motion), Series 2020, RB	5.00%	11/01/2030	215	249,858
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	5.00%	10/01/2030	25	29,240
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2030	60	69,165
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	67,920
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	195	210,090
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	5.00%	07/01/2036	5	5,749
Eastern Municipal Water District Financing Authority, Series 2020 A, Ref. RB	4.00%	07/01/2038	55	57,389
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	50	49,078
Inglewood Unified School District, Series 2021 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2051	100	99,369
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	55,091
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2034	200	231,104
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	4.00%	05/15/2036	120	127,474
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	5.00%	05/15/2044	215	237,776
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	30	30,286
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020, Ref. RB	5.00%	05/15/2030	10	11,462
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	260	291,674
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	10	11,152
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	245	267,321
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	82,222
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	15	16,888
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	80	89,549
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	25	27,218
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2034	85	98,449
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	20	22,852
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	133,830
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2035	25	27,059
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	90	96,222
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	275	315,693
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	155	176,638
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,993
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	155	179,422
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	150	165,520
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2030	65	73,820
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	210	243,290
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2030	40	46,445
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2032	40	43,891
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2037	35	36,835
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2032	120	139,023
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	150,421
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2035	365	420,524
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5	5,299
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2038	15	15,669
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	5	5,165
Los Angeles Unified School District, Series 2023 A, COP	5.00%	10/01/2030	75	86,529
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	115	130,046
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	90	101,185
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2050	5	5,334
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	250	249,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Financing Authority (Westlake and Regency Park), Series 2006, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2030	$90	$103,564
Sacramento (City of), CA Municipal Utility District, Series 2020 H, RB	5.00%	08/15/2035	35	40,529
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	70	79,962
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	28,400
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	120	130,616
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	300	330,324
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	20	21,991
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, Ref. RB	4.00%	04/01/2048	30	30,310
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	5.00%	05/01/2030	50	58,331
San Diego Unified School District, Series 2020, GO Bonds	4.00%	07/01/2036	25	26,582
San Diego Unified School District, Series 2022 F-2, GO Bonds	5.00%	07/01/2030	40	46,624
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	120	120,365
San Francisco (City & County of), CA Public Utilities Commission, Series 2020 A, RB	5.00%	11/01/2045	10	11,106
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	280	306,886
San Francisco Unified School District (Election of 2016), Series 2022 C, GO Bonds	5.00%	06/15/2039	15	16,887
San Rafael City High School District, Series 2022 A, GO Bonds	5.25%	08/01/2052	100	109,361
Santa Rosa (City of), CA, Series 2020 A, RB	5.00%	09/01/2034	100	116,206
Southern California Public Power Authority (Mangolia Power), Series 2020 A-1, Ref. RB	5.00%	07/01/2036	10	11,529
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	46,290
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	276,177
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	310	350,102
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	195	219,211
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	110,538
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	195	195,105

				13,659,197

Colorado-1.94%
Arapahoe County School District No 5 Cherry Creek, Series 2021, GO Bonds	5.00%	12/15/2038	50	56,016
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2030	40	45,703
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	28,671
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2030	165	188,527
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2030	30	32,662
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	76,846
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2036	45	46,422
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	20	20,510
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2038	205	209,179
Colorado Springs (City of), CO, Series 2020 C, RB	5.00%	11/15/2050	250	268,912
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	45,761
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	206,688
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2034	210	240,912
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	25	27,837
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	22,250
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2034	15	16,962
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2036	5	5,587
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2032	20	21,553
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2036	5	5,240
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2037	10	10,426
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	10	9,973

				1,586,637

Connecticut-2.09%
Connecticut (State of), Series 2020 A, GO Bonds	4.00%	01/15/2038	35	36,228
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2034	100	113,441
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	271,140
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2032	30	32,192
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2033	25	26,769
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2035	5	5,317
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	261,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2038	$270	$279,481
Connecticut (State of), Series 2020, RB	5.00%	05/01/2030	250	284,679
Connecticut (State of), Series 2020, RB	4.00%	05/01/2036	10	10,559
Connecticut (State of), Series 2020, RB	5.00%	05/01/2037	120	133,577
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2030	15	16,074
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2030	20	21,517
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	180	206,332
Connecticut (State of), Series 2022 E, GO Bonds	5.00%	11/15/2030	10	11,496

				1,709,961

Delaware-0.81%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2030	250	284,785
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	106,737
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	269,578

				661,100

District of Columbia-1.64%
District of Columbia, Series 2019 A, RB	5.00%	03/01/2030	10	11,259
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2030	10	11,271
District of Columbia, Series 2020 A, RB	5.00%	03/01/2032	200	227,702
District of Columbia, Series 2020 A, RB	5.00%	03/01/2035	50	56,674
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	195	219,568
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	189,743
District of Columbia, Series 2020 A, RB	5.00%	03/01/2039	60	66,077
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2030	50	57,620
District of Columbia, Series 2020 C, RB	5.00%	05/01/2036	15	16,918
District of Columbia, Series 2020 C, RB	4.00%	05/01/2038	25	25,783
District of Columbia, Series 2020, RB	5.00%	12/01/2030	5	5,625
District of Columbia, Series 2023 B, Ref. GO Bonds	5.00%	06/01/2030	5	5,727
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2035	100	112,943
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2039	105	115,617
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	220,678

				1,343,205

Florida-2.77%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2032	10	11,358
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	20	22,701
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2034	95	107,441
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2030	35	39,886
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2030	25	28,506
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2032	60	67,888
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2034	90	101,396
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2030	215	246,390
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	20	22,981
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2030	30	34,380
Florida (State of), Series 2022 B, Ref. GO Bonds	5.00%	06/01/2030	50	57,300
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	49,688
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2034	50	55,785
JEA Electric System, Series 2020 3-A, Ref. RB	5.00%	10/01/2035	115	127,324
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2036	305	313,652
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	4.00%	10/01/2037	115	117,111
Miami-Dade (County of), FL, Series 2020 C, RB	4.00%	04/01/2036	145	151,353
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,992
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	5.00%	07/01/2043	20	21,665
North Miami Beach (City of), FL, Series 2020 A, RB	5.00%	08/01/2049	250	266,176
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	113,463
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	56,616
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	215,905

				2,268,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

245

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.42%
Atlanta (City of), GA, Series 2004, RB, (INS - AGM)(a)	5.75%	11/01/2030	$105	$125,492
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2030	10	11,485
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	5.00%	02/15/2032	100	109,929
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2030	65	74,769
Georgia (State of), Series 2023 C, Ref. GO Bonds	4.00%	01/01/2030	30	32,401
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	90	103,479
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	30	34,563
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,510
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	21,463
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2030	10	11,503
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2030	85	97,775
Georgia (State of) (Tranche 1), Series 2019 A, GO Bonds	5.00%	07/01/2030	55	61,778
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2030	10	11,453
Georgia (State of) Road & Tollway Authority, Series 2020, RB	5.00%	06/01/2032	15	17,026
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2030	35	39,849
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2030	10	10,801
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	55	62,888
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	285,301
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	36,977
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2039	5	5,166

				1,165,608

Guam-0.05%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	41,273

Hawaii-1.16%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2030	15	16,636
Hawaii (State of), Series 2020 C, RB	5.00%	07/01/2050	125	133,452
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	45,461
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	187,527
State of Hawaii Airports System Revenue, Series 2020 D, Ref. RB	5.00%	07/01/2030	500	568,549

				951,625

Illinois-4.99%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	157,433
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	120	134,343
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	5.00%	01/01/2034	135	150,827
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2035	135	140,003
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2036	80	82,415
Chicago (City of), IL (O’Hare International Airport), Series 2020 A, Ref. RB	4.00%	01/01/2037	340	347,170
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2030	10	11,478
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	223,532
Illinois (State of), Series 2020 B, GO Bonds	4.00%	10/01/2032	50	51,758
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2030	450	501,986
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2030	200	223,533
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2030	35	38,704
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	200	208,796
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2030	25	28,353
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2033	5	5,617
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2020, Ref. RB	5.00%	08/15/2034	80	89,631
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2038	5	5,060
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, Ref. RB	4.00%	08/15/2040	440	441,371
Illinois (State of) Regional Transportation Authority, Series 2000, RB, (INS - NATL)(a)	6.50%	07/01/2030	30	34,928
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	60	67,722
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	197,523
Rosemont (Village of), IL, Series 2020 A, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2042	100	109,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	$550	$616,995
University of Illinois, Series 2023 A, Ref. RB	5.00%	04/01/2030	195	219,615

				4,088,085

Indiana-0.28%
Indiana (State of) Finance Authority, Series 2021, Ref. RB	5.00%	10/01/2030	15	17,071
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	90,912
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	110	123,399

				231,382

Iowa-0.08%
Iowa (State of) Finance Authority, Series 2020 A, RB	5.00%	08/01/2044	60	65,386

Kentucky-0.06%
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	50	52,538

Louisiana-0.53%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2030	65	72,291
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2021, Ref. RB	2.00%	06/01/2030	180	158,526
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	75	80,270
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	121,564

				432,651

Maryland-2.53%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	106,646
Baltimore (County of), MD, Series 2020, GO Bonds	4.00%	03/01/2036	115	121,666
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2032	105	120,519
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2033	125	143,241
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2030	35	40,301
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	50	57,167
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	50,821
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	142,277
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2034	250	286,148
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	228,197
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2030	150	172,763
Maryland (State of) Department of Transportation, Series 2020, RB	5.00%	10/01/2033	15	17,210
Maryland (State of) Department of Transportation, Series 2021 A, RB	4.00%	10/01/2030	150	160,559
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2030	45	51,508
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2032	15	17,087
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2034	15	17,033
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2030	75	85,847
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	109,246
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	146,686

				2,074,922

Massachusetts-5.29%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2030	25	28,918
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,874
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2041	70	76,464
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	225	240,242
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2032	85	97,384
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	410	443,304
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	380	405,046
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2030	500	573,570
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2036	190	214,062
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2040	225	247,354
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	610	657,337
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2034	25	26,906
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2035	195	208,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

247

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2037	$10	$10,511
Massachusetts (Commonwealth of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	5	5,147
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2021 B, RB	5.00%	06/01/2043	105	114,580
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,293
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2004 B, Ref. RB	5.25%	07/01/2030	200	233,486
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	29,186
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	176,270
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	271,088
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	122,845
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	100	107,228

				4,337,495

Michigan-1.53%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	234,330
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2032	15	17,256
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	625	718,302
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2038	50	51,985
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	80,311
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	47,140
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	95	100,878

				1,250,202

Minnesota-0.97%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2035	50	56,986
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	155,373
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2030	275	317,506
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2030	30	34,060
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2030	200	230,550

				794,475

Mississippi-0.11%
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2034	30	31,652
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2035	30	31,568
Mississippi (State of), Series 2021 A, GO Bonds	4.00%	06/01/2036	25	26,094

				89,314

Missouri-0.70%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	150	172,524
Jackson County Reorganized School District No. 7, Series 2020, Ref. GO Bonds	4.00%	03/01/2030	50	52,991
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2030	50	55,737
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2030	25	28,422
St. Louis Municipal Finance Corp., Series 2020, RB, (INS - AGM)(a)	5.00%	10/01/2049	250	261,657

				571,331

Montana-0.17%
Montana (State of) Facility Finance Authority (SCL Health System), Series 2019 A, Ref. RB	4.00%	01/01/2037	135	138,441

Nebraska-1.04%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	650	701,413
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	150,951

				852,364

Nevada-0.21%
Clark (County of), NV, Series 2019, Ref. RB	5.00%	07/01/2030	10	11,169
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	79,379
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2030	75	83,767

				174,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-2.34%
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	$250	$250,438
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2030	130	140,019
New Jersey (State of), Series 2021, GO Bonds	2.00%	06/01/2030	600	541,895
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds), Series 2020 A, RB	5.00%	11/01/2030	20	22,285
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2035	150	156,970
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2036	10	10,410
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	50	53,312
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	405	426,531
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2030	170	191,932
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(a)	5.25%	01/01/2030	5	5,737
New Jersey (State of) Turnpike Authority, Series 2022 C, Ref. RB	5.00%	01/01/2030	105	118,756

				1,918,285

New Mexico-0.20%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	57,122
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2030	10	11,434
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2030	80	91,469

				160,025

New York-26.55%
Battery Park (City of), NY Authority, Series 2023 B, Ref. RB	5.00%	11/01/2030	5	5,824
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	174,788
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2047	70	73,635
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,964
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	115	118,414
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	500	523,361
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	530	561,537
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2032	210	234,776
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	5.00%	11/15/2033	10	11,154
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	139,316
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2030	35	38,113
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	130	146,486
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2033	140	159,861
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2034	55	62,664
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	5.00%	07/15/2035	140	158,853
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Second Series 2020, Ref. RB	4.00%	07/15/2037	15	15,592
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	227,621
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	4.00%	08/01/2034	5	5,328
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2032	250	285,766
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2032	365	415,470
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	150	168,697
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2036	15	15,742
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2038	200	221,872
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	165	167,362
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,671
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	95	108,120
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2033	500	568,843
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2036	500	524,774
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	107,562
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2030	40	45,265
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	85,358
New York (City of), NY, Series 2022 C, Ref. GO Bonds	5.00%	08/01/2030	10	11,381
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2030	55	61,291
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2030	5	5,571
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	210	218,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

249

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2021, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2030	$5	$5,544
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	10	10,096
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	5.00%	06/15/2030	115	132,463
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2030	150	172,778
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	150	151,863
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	60	65,969
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG, RB	5.00%	06/15/2030	75	86,389
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	150	160,964
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	250	267,086
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	5	5,497
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	190	203,895
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, Ref. RB	5.00%	06/15/2030	115	132,463
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-2, Ref. RB	5.00%	06/15/2032	100	116,320
New York (City of), NY Municipal Water Finance Authority, Series 2022 E, Ref. RB	5.00%	06/15/2030	235	270,685
New York (City of), NY Transitional Finance Authority, Series 2010 F-5, RB	5.00%	02/01/2030	330	374,819
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.00%	05/01/2030	20	22,823
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	50	51,012
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	245	282,076
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	215	246,897
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	40	45,934
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2037	60	67,480
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	435	478,695
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	500	499,672
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	81,907
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2030	70	80,604
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2032	15	17,275
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2033	60	69,059
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2035	75	79,452
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2036	35	39,571
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2030	5	5,757
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	5.00%	05/01/2032	50	57,595
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	4.00%	05/01/2035	55	58,429
New York (City of), NY Transitional Finance Authority, Series 2021 C-1, RB	4.00%	05/01/2036	10	10,534
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2034	10	11,472
New York (City of), NY Transitional Finance Authority, Series 2021 D-1, RB	5.00%	11/01/2036	65	73,489
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2030	100	114,635
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2030	15	17,272
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2030	65	74,824
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2030	20	23,030
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2030	60	69,089
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2030	205	235,984
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	112,753
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	4.00%	12/01/2033	10	10,593
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2030	85	96,923
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	03/15/2032	175	200,676
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2034	85	90,642
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2035	10	10,609
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2032	15	17,019
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	300,386
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	780	883,660
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2035	120	135,705
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2036	130	136,577
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2038	100	102,905
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2039	20	20,436
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	370	403,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	$400	$392,445
New York (State of) Dormitory Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	10/01/2030	125	139,896
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2030	75	86,283
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2033	10	11,441
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2034	255	290,999
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2036	15	16,928
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	365	399,331
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2030	505	576,776
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,971
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	550	541,727
New York (State of) Thruway Authority, Series 2019 B, RB	5.00%	01/01/2036	25	27,733
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2037	350	363,062
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	35	34,970
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2035	40	45,007
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2036	15	16,802
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2037	5	5,566
New York (State of) Thruway Authority, Series 2020 N, RB	5.00%	01/01/2039	5	5,477
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2030	25	28,508
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	5.00%	03/15/2030	185	210,960
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2030	45	51,890
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	165	188,452
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2035	5	5,689
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	550	621,650
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2037	25	28,054
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	180	197,332
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	20	21,833
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2037	240	251,353
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	374,713
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2033	15	17,055
New York State Urban Development Corp., Series 2020 E, Ref. RB	4.00%	03/15/2035	60	63,707
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2030	30	34,264
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2032	40	45,973
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2033	20	22,950
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2034	165	176,866
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2035	140	159,297
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	55	59,758
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	220	238,222
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2030	5	5,711
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	09/15/2030	160	184,446
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	102,792
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	5.00%	03/15/2030	200	228,426
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	500	493,377
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2033	70	76,197
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2034	25	27,168
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 C, Ref. RB	5.00%	12/01/2036	50	53,739
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	213,664
Triborough Bridge & Tunnel Authority, Series 2018 D, RB	5.00%	11/15/2033	95	109,606
Triborough Bridge & Tunnel Authority, Series 2023, RB	5.00%	11/15/2030	140	161,128
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	536,113
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	100	94,341
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	325	346,173
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 B, RB	5.00%	05/15/2030	90	102,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

251

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020 A, Ref. RB	5.00%	09/01/2037	$20	$21,712
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	5.00%	09/01/2033	30	33,207

				21,765,420

North Carolina-1.40%
Charlotte (City of), NC, Series 2020, Ref. RB	5.00%	07/01/2030	10	11,497
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	28,089
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	573,935
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	250	261,723
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	115,609
North Carolina State University at Raleigh, Series 2020 A, Ref. RB	5.00%	10/01/2030	10	11,373
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2030	20	22,790
Western Carolina University, Series 2020 B, RB	4.00%	04/01/2050	125	121,858

				1,146,874

Ohio-1.52%
Allen (County of), OH (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	5.00%	12/01/2030	5	5,588
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	5.00%	02/15/2030	10	11,180
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	5.00%	02/15/2033	50	55,716
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2030	20	22,825
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2032	90	103,284
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2033	40	45,882
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2034	10	11,462
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2035	15	17,155
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	105	106,543
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	50	49,982
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	125	143,611
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	06/01/2032	20	22,833
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2032	5	5,706
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2039	250	276,791
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	220,338
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	145,288

				1,244,184

Oklahoma-0.03%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2030	5	5,285
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2030	15	16,862

				22,147

Oregon-1.22%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2036	50	54,532
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	250	262,237
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2030	15	17,145
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	65	73,265
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	100,779
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	140	156,025
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	5.00%	10/01/2040	50	52,396
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	56,349
Salem-Keizer School District No. 24J, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2034	200	227,157

				999,885

Pennsylvania-1.79%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	50	56,761
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	5.00%	07/15/2030	35	38,484
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2035	40	43,647
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	105	109,125
Monroeville Finance Authority, Series 2022 B, Ref. RB	5.00%	02/15/2030	50	55,927
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	3.00%	03/15/2030	185	183,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2030	$55	$62,663
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2032	20	21,411
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	4.00%	05/01/2034	25	26,651
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2030	40	45,605
Pennsylvania (Commonwealth of), First Series 2023, Ref. GO Bonds	5.00%	09/01/2030	35	40,116
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2030	15	17,218
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2020 A, Ref. RB, (INS - AGM)(a)	5.00%	05/01/2046	40	42,567
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	248,735
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	75	74,472
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	328,663
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	35	37,381
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2030	30	33,982

				1,467,058

Rhode Island-0.10%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2034	65	73,219
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2035	5	5,612
Rhode Island Commerce Corp. (Garvee), Series 2020, RB	5.00%	05/15/2032	5	5,652

				84,483

South Carolina-0.43%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	90	100,660
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	160	169,498
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2040	5	4,994
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	79,984

				355,136

Tennessee-0.59%
Knox (County of), TN Health, Educational & Housing Facility Board (University Health System), Series 2020 A, RB	5.00%	09/01/2030	50	53,068
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	15	16,379
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	70	73,919
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	104,936
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	119,049
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	5.00%	01/01/2030	40	45,403
Tennessee (State of), Series 2023 A, GO Bonds	5.00%	05/01/2030	65	74,216

				486,970

Texas-7.14%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2030	35	39,476
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	325	345,819
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,421
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	85	97,782
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	45	47,326
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	170	192,538
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	27,755
Cypress-Fairbanks Independent School District, Series 2023 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	28,373
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2032	10	11,372
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2034	400	421,025
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	4.00%	11/01/2035	180	188,692
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	4.00%	11/01/2034	20	21,051
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	5.00%	11/01/2034	5	5,674
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	130	128,092
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	85	83,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

253

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2030	$5	$5,715
Dallas (City of) TX, Series 2020 C, Ref. RB	4.00%	10/01/2037	20	20,837
Dallas (City of) TX, Series 2020 C, Ref. RB	4.00%	10/01/2039	50	51,554
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2038	55	61,143
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	180	195,497
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	10	9,866
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	250	271,651
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2030	50	56,599
Harris (County of), TX, Series 2021, Ref. RB	5.00%	08/15/2030	40	45,707
Harris (County of), TX, Series 2021, Ref. RB	4.00%	08/15/2040	15	15,157
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2030	25	28,599
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	165,264
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	20	19,798
Houston (City of), TX, Series 2019 A, Ref. GO Bonds	5.00%	03/01/2030	30	33,350
Houston (City of), TX, Series 2019 A, Ref. RB	5.00%	11/15/2032	140	159,487
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,984
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	136,149
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	25	25,259
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	130	139,242
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2039	100	109,436
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	15	16,027
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	75	79,440
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	35	34,413
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	127,146
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2030	10	10,761
North Texas Tollway Authority, Series 2021 B, RB	5.00%	01/01/2030	75	84,179
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2030	250	289,313
Plainview Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	25	26,709
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2030	115	130,246
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	233,959
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	62,928
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2035	35	38,929
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	105	116,053
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	95	100,794
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	300	319,330
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2030	5	5,729
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	218,178
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	200	229,143
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2034	40	42,741
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2035	25	26,621
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2036	25	26,411
Texas (State of) Water Development Board, Series 2020, RB	4.00%	08/01/2038	140	145,932
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2030	15	17,186
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2030	55	63,246
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2030	10	10,996
Trinity River Authority, Series 2019, Ref. RB	5.00%	08/01/2030	45	50,495
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2030	100	113,316

				5,855,748

Utah-0.40%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2030	170	194,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2030	$20	$22,965
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	107,396

				324,733

Virginia-1.41%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	74,540
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	114,442
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2040	150	153,319
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2050	150	159,904
Virginia (Commonwealth of) College Building Authority, Series 2022 A, RB	5.00%	02/01/2030	100	113,817
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2020, RB	5.00%	02/01/2034	50	56,640
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 C, Ref. RB	5.00%	02/01/2030	75	83,534
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2030	200	227,634
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	172,240

				1,156,070

Washington-3.67%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	115,347
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	139,650
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	4.00%	07/01/2039	250	254,773
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	110,741
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	84,956
King County School District No. 411 Issaquah, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2033	35	37,094
North Thurston Public Schools, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2034	50	53,045
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	16,856
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2030	155	172,551
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	82,468
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	205	223,876
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	56,489
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	167,371
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	125,603
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	260	282,357
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	88,798
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	33,039
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2037	95	106,357
Washington (State of), Series R-2023B, Ref. GO Bonds	5.00%	07/01/2030	100	114,651
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2030	100	114,827
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	79,838
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	110	125,424
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	104,804
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	40	41,698
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015 B, Ref. RB	5.00%	10/01/2038	250	274,829

				3,007,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

255

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.42%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	$230	$262,186
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2030	75	85,495

				347,681

TOTAL INVESTMENTS IN SECURITIES(b)-98.71% (Cost $80,606,672)				80,904,740
OTHER ASSETS LESS LIABILITIES-1.29%				1,059,785

NET ASSETS-100.00%				$81,964,525

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Water Revenue	29.22

Ad Valorem Property Tax	13.80

Income Tax Revenue	8.83

Sales Tax Revenue	7.33

General Fund	5.66

Miscellaneous Revenue	5.53

Electric Power Revenue	4.17

Health, Hospital, Nursing Home Revenue	4.01

College & University Revenue	3.79

Highway Tolls Revenue	3.39

Lease Revenue	3.37

Revenue Types Each Less Than 3%	9.61

Other Assets Less Liabilities	1.29

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.67%
Alabama-0.12%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$60	$68,777

Arizona-0.96%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2031	15	17,463
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	4.00%	07/01/2035	20	21,085
Maricopa (County of), AZ Special Health Care District, Series 2021, GO Bonds	5.00%	07/01/2034	115	129,826
Mesa (City of), AZ, Series 2021, Ref. RB	4.00%	07/01/2035	65	68,658
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	120	131,779
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	163,412

				532,223

Arkansas-0.22%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	119,982

California-19.21%
Bay Area Toll Authority, Series 2023 F-1, RB	5.00%	04/01/2031	5	5,892
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	95	110,731
California (State of), Series 2020, GO Bonds	5.00%	03/01/2031	5	5,819
California (State of), Series 2020, GO Bonds	5.00%	11/01/2031	145	167,649
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	20	22,842
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	75	86,715
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	360	392,832
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	260	283,272
California (State of), Series 2021, GO Bonds	4.00%	10/01/2035	25	27,128
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	155	163,367
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	100	117,419
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2032	30	34,938
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2037	10	11,512
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	280	315,799
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	51,980
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	150	168,219
California (State of), Series 2022, GO Bonds	5.00%	04/01/2031	5	5,828
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2031	105	123,644
California (State of), Series 2023, GO Bonds	5.00%	10/01/2031	300	352,763
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	50	58,794
California (State of) Department of Water Resources, Series 2021, RB	5.00%	12/01/2032	10	11,885
California (State of) Department of Water Resources, Series 2021, RB	4.00%	12/01/2034	10	10,929
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,770
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	170	202,148
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,931
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2048	300	297,208
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2051	165	179,981
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds), Series 2021 B, RB	4.00%	05/01/2046	100	99,008
California (State of) Public Works Board, Series 2021 A, Ref. RB	5.00%	02/01/2031	255	296,688
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2031	100	117,394
California (State of) Public Works Board, Series 2022 A, Ref. RB	5.00%	08/01/2036	5	5,774
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2031	70	82,176
California (State of) Public Works Board, Series 2022 C, Ref. RB	5.00%	08/01/2033	20	23,437
California (State of) Public Works Board (Green Bonds), Series 2021 C, RB	4.00%	11/01/2039	100	105,304
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2033	15	17,653
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	162,446
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	50	55,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

257

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (Sacramento Region New Natural Resources Headquarters) (Green Bonds), Series 2021, RB	5.00%	11/01/2034	$60	$70,444
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	45	52,421
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	29,009
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2036	20	21,494
California (State of) Public Works Board (Various Capital), Series 2023 C, Ref. RB	5.00%	09/01/2031	5	5,878
California (State of) Statewide Communities Development Authority (Montage Health), Series 2021 A, Ref. RB	4.00%	06/01/2046	200	200,461
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2033	50	55,171
Contra Costa (County of), CA Transportation Authority, Series 2021 A, Ref. RB	4.00%	03/01/2034	65	71,455
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	55,086
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2031	15	17,809
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	27,385
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2031	100	118,285
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2031	100	116,081
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2033	125	147,201
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2036	40	46,593
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2037	25	28,897
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2041	15	16,953
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	20	22,317
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	85	93,587
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	285	328,590
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	105	116,231
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	50	54,947
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	55	61,357
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	125	137,445
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2039	50	57,192
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2041	65	73,370
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2031	100	118,919
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2031	75	88,934
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2031	205	243,842
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	130,531
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2038	5	5,309
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	116,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,556
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,761
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	160	178,153
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,615
Los Angeles (County of), CA Public Works Financing Authority, Series 2022 G, Ref. RB	5.00%	12/01/2040	10	11,397
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,721
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	4.00%	07/01/2032	220	243,060
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	60	66,869
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2031	5	5,950
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	150	164,401
Orange (County of), CA Sanitation District, Series 2022 A, Ref. COP	5.00%	02/01/2031	25	29,488
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	150	163,128
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	2.50%	05/15/2031	25	23,731
Rialto Public Financing Authority (Police Station), Series 2023 A, RB	5.25%	06/01/2053	200	219,390
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2037	65	66,999
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	200	201,014
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	271,350
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	125	120,705
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	120	133,575
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2031	35	41,419
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2036	55	60,088
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	4.00%	05/01/2037	25	26,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	05/01/2031	$20	$23,809
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	05/01/2031	45	53,570
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2035	90	99,101
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,618
San Diego Unified School District, Series 2021 E-2, GO Bonds	5.00%	07/01/2031	30	35,631
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2033	185	203,177
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2031	45	53,467
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2035	5	5,827
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 B, Ref. RB	5.00%	05/01/2034	10	11,714
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 B, Ref. RB	5.00%	10/01/2031	5	5,990
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2031	10	12,000
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	145	163,503
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	55	61,652
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2046	15	15,027
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	14,953
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2031	5	5,810
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2035	15	17,532
University of California, Series 2021 Q, Ref. RB	4.00%	05/15/2038	110	115,675
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2031	40	47,449
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	25	29,476
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2036	25	26,709
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	365	404,205
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	100	98,305
West County Facilities Financing Authority (Green Bonds), Series 2021, RB	4.00%	06/01/2051	150	148,404

				10,669,436

Colorado-2.03%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,595
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	15	17,343
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2035	200	211,624
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2036	5	5,250
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2039	35	38,885
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021, Ref. RB	5.00%	11/15/2040	195	215,078
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2031	100	115,596
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	5,211
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	10,305
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	66,430
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.00%	11/15/2031	10	11,654
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	160	184,544
Jefferson County School District R-1, Series 2020, GO Bonds	4.00%	12/15/2031	100	108,219
Northern Colorado Water Conservancy District, Series 2022, COP	5.25%	07/01/2052	80	87,253
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2031	5	5,869
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	35	34,704

				1,129,560

Connecticut-2.85%
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2031	5	5,691
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2031	160	173,201
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2031	150	173,814
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2033	25	28,916
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	23,088
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	130	138,292
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	105	110,411
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	5	5,200
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	425	471,367
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2031	25	27,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

259

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 B, GO Bonds	4.00%	06/01/2034	$20	$21,522
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2035	30	34,687
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2037	55	57,791
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	165	184,196
Connecticut (State of), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2031	70	81,393
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2031	30	32,475
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2031	10	11,660

				1,580,864

Delaware-0.33%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	135	153,625
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2031	25	28,640

				182,265

District of Columbia-1.60%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	30	34,173
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	70,371
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	65	74,992
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2037	30	31,472
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	175	190,800
District of Columbia, Series 2021 E, Ref. GO Bonds	5.00%	02/01/2034	80	92,535
District of Columbia, Series 2021, GO Bonds	5.00%	02/01/2041	45	49,747
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	90	102,830
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,628
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2033	15	17,406
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,906
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	175	194,173

				886,033

Florida-2.90%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2031	170	193,258
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	17,225
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2034	90	95,001
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	55	57,874
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2039	200	205,468
Duval County (County of), FL School Board, Series 2022 A, COP, (INS - AGM)(a)	5.00%	07/01/2031	25	28,358
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	170	198,365
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	35,100
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	3.00%	10/01/2031	75	73,730
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	21,066
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2035	25	26,122
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	5.00%	10/01/2047	35	38,102
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2031	100	98,849
Miami-Dade (County of), FL, Series 2020 A, Ref. RB	5.00%	10/01/2031	30	34,029
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2032	45	51,902
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2033	40	43,048
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2034	5	5,347
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,605
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2037	30	31,210
North Sumter (County of), FL Utility Dependent District (Sumter Water Conservation Authority), Series 2021, RB, (INS - AGM)(a)	5.00%	10/01/2046	130	138,253
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2031	15	17,060
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,225
South Florida Water Management District, Series 2016, Ref. COP	3.00%	10/01/2031	185	180,552

				1,611,749

Georgia-1.26%
Georgia (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2033	75	87,759
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	115	132,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) (Bid Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	$185	$196,777
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2031	100	117,147
Georgia (State of) Municipal Electric Authority (Project One), Series 2020, Ref. RB	5.00%	01/01/2045	10	10,545
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2031	45	51,103
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2031	90	103,047

				698,811

Hawaii-0.29%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	90	100,013
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	55	62,030

				162,043

Illinois-5.92%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	150	163,767
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2031	225	259,515
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 C, Ref. GO Bonds	5.00%	12/01/2031	35	40,817
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	220	236,520
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	287,241
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,977
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2031	150	167,134
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2031	10	11,216
Illinois (State of), Series 2021 A, GO Bonds	5.00%	12/01/2031	215	243,363
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2036	70	77,303
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	180	189,951
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2031	20	22,432
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	50	56,080
Illinois (State of), Series 2023 B, GO Bonds	5.00%	12/01/2031	30	33,978
Illinois (State of), Series 2023, Ref. GO Bonds	5.00%	07/01/2031	95	107,084
Illinois (State of) Finance Authority, Series 2020, RB	5.00%	07/01/2034	85	97,180
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	40	40,651
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,400
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	259,295
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2031	15	17,424
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2042	20	19,943
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2031	200	225,526
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	390	420,941
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2023, RB, (INS - BAM)(a)	5.50%	12/01/2040	260	294,097

				3,287,835

Indiana-1.37%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	40	45,407
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2033	40	45,425
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	130	143,326
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	34,737
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,775
Indiana (State of) Finance Authority (CWA Authority), Series 2021, Ref. RB	5.00%	10/01/2033	195	226,739
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	5.00%	10/01/2034	20	23,191
Indiana (State of) Finance Authority (CWA Authority), Series 2021-1, Ref. RB	4.00%	10/01/2035	20	21,199
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2031	30	34,147
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB	5.00%	06/01/2034	100	112,790
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	52,747

				762,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

261

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.19%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	$100	$107,474

Louisiana-0.36%
Louisiana (State of), Series 2021 A, GO Bonds	5.00%	03/01/2039	180	201,435

Maryland-2.29%
Maryland (State of), Second Series 2021 A A, GO Bonds	4.00%	08/01/2035	15	16,210
Maryland (State of), Second Series 2021 A, GO Bonds	5.00%	08/01/2034	75	87,439
Maryland (State of), Series 2020, GO Bonds	5.00%	08/01/2031	35	40,238
Maryland (State of), Series 2021 A, GO Bonds	5.00%	03/01/2034	10	11,584
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2033	25	29,222
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2031	10	11,417
Maryland (State of) (Bidding Group 1), Series 2021 A, GO Bonds	5.00%	03/01/2031	125	145,310
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	400	462,362
Maryland (State of) Department of Transportation, Series 2016, RB	3.00%	11/01/2031	40	39,215
Maryland (State of) Department of Transportation, Series 2017, RB	3.00%	09/01/2031	100	98,089
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,333
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2031	15	17,096
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2033	25	24,224
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	160	174,844
Prince George’s (County of), MD, Series 2021 A, GO Bonds	5.00%	07/01/2031	50	58,464

				1,269,047

Massachusetts-3.28%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2041	155	173,153
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	388,709
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	5.00%	09/01/2031	15	17,568
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2048	300	323,591
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2049	200	214,997
Massachusetts (Commonwealth of), Series 2021, GO Bonds	5.00%	09/01/2051	235	251,818
Massachusetts (Commonwealth of), Series 2022 A, GO Bonds	5.00%	02/01/2031	245	284,039
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2031	5	5,822
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2022, RB	5.00%	06/01/2050	130	139,900
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,171
University of Massachusetts Building Authority, Series 2021-1, Ref. RB	5.00%	11/01/2031	5	5,814

				1,821,582

Michigan-1.91%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	155	178,436
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2035	50	58,095
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2036	300	320,407
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	230	269,330
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	63,496
Michigan (State of), Series 2023, RB	5.00%	11/15/2031	5	5,865
Muskegon Public Schools, Series 2021 II, GO Bonds	5.00%	05/01/2051	50	53,491
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	100	109,100

				1,058,220

Minnesota-0.90%
Minneapolis (City of), MN (Allina Health System), Series 2021, RB	4.00%	11/15/2036	30	30,895
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	305	350,567
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2031	25	29,373
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2036	45	47,713
Rochester (City of), MN, Series 2016 B, Ref. RB	5.00%	11/15/2031	35	40,788

				499,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-0.54%
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	5.00%	06/01/2031	$120	$135,270
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	150	164,513

				299,783

Nevada-0.38%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,520
Clark (County of), NV Department of Aviation, Series 2021, RB	5.00%	07/01/2035	125	143,361
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2031	50	58,019

				212,900

New Jersey-3.08%
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment), Series 2022, RB	4.00%	12/15/2031	110	118,176
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	277,205
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(a)	3.13%	07/01/2031	75	74,038
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2034	90	102,554
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2031	150	171,996
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	4.00%	06/15/2035	10	10,495
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2031	50	57,332
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2033	50	57,565
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2034	20	22,961
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2035	80	91,439
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	135	153,416
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2031	90	103,214
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	475	472,217

				1,712,608

New Mexico-0.42%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	200	232,690

New York-23.78%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	29,073
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	5.00%	09/01/2031	25	29,299
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2033	35	37,831
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2032	25	27,605
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2032	160	188,123
Nassau (County of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	328,593
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2031	20	19,324
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	40,675
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	21,423
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	60	62,778
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	75	77,568
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	92,121
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2034	20	21,564
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2033	10	11,510
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2034	35	40,253
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2031	85	96,857
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	257,468
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2031	185	210,806
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2031	165	188,016
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2036	130	147,789
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	250	252,687
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	123,604
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	25	28,338
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	179,895
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	280	302,839
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	9,852
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	40	42,627
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2031	70	80,463
New York (City of), NY, Series 2021-1, GO Bonds	5.00%	04/01/2034	10	11,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

263

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	$50	$56,176
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	5.00%	06/15/2031	170	199,364
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	315	341,440
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	235	259,876
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	55	59,213
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	5.00%	06/15/2031	270	316,638
New York (City of), NY Municipal Water Finance Authority, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,628
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-2, RB	5.00%	06/15/2035	25	29,375
New York (City of), NY Transitional Finance Authority, Series 2010 G-5, RB	5.00%	05/01/2031	40	46,102
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2031	35	40,339
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2031	140	161,311
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2031	15	17,549
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2033	45	52,686
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2034	75	87,486
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2035	5	5,337
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2036	270	285,116
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	75	78,270
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2034	10	11,622
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2035	30	34,685
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2039	200	204,427
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	335	384,898
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	145	165,483
New York (City of), NY Transitional Finance Authority, Series 2021 F-1, Ref. RB	5.00%	11/01/2033	10	11,606
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	215	249,973
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	170	196,618
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2031	15	17,476
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2031	100	116,995
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,715
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2034	245	262,135
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2035	80	85,038
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	4.00%	07/15/2036	40	42,128
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,588
New York (State of) Dormitory Authority, Series 2019 D, Ref. RB	5.00%	02/15/2031	155	176,047
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2031	155	180,090
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	190	219,710
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2034	30	34,668
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	145	167,377
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	145	165,895
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2037	90	94,202
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	105	106,720
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	110	117,874
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.00%	10/01/2036	70	80,225
New York (State of) Dormitory Authority (Bidding Group 2), Series 2020 A, Ref. RB	5.00%	03/15/2031	55	63,141
New York (State of) Dormitory Authority (Bidding Group 5), Series 2021 E, Ref. RB	5.00%	03/15/2031	435	505,413
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	79,882
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	123,968
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2034	35	41,028
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2031	75	86,983
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2035	5	5,754
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	5.00%	01/01/2035	5	5,772
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2036	60	62,997
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	699,028
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2036	40	42,274
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2037	15	15,700
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	375	371,977
New York State Environmental Facilities Corp., Series 2021, RB	5.00%	06/15/2031	25	29,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2031	$100	$117,419
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2031	5	5,700
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2031	10	11,506
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2036	20	23,141
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2037	20	20,992
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2038	45	46,797
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2031	20	23,265
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	250	248,652
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	750	736,549
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2031	50	54,800
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	100	97,974
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	225	241,210
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2038	20	22,808
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,319
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	11,220
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2041	40	44,569
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	100	97,974
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2034	40	43,454
Triborough Bridge & Tunnel Authority, Series 2021 C-2, Ref. RB	4.00%	05/15/2035	50	53,992
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	85	82,205
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2031	200	232,617
Triborough Bridge & Tunnel Authority, Series 2023, Ref. RB	5.00%	11/15/2031	80	93,839
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	530	569,018
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	15	16,145

				13,208,020

North Carolina-0.76%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2031	5	5,741
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2031	100	117,494
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2031	20	22,911
North Carolina (State of), Series 2021 A, Ref. RB	5.00%	05/01/2031	30	34,848
North Carolina (State of), Series 2021, RB	5.00%	03/01/2031	5	5,767
North Carolina (State of), Series 2021, RB	4.00%	03/01/2035	10	10,632
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	90	102,665
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	16,230
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	104,466

				420,754

Ohio-2.66%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	104,419
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2041	10	9,897
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	9,073
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	36,385
Ohio (State of), Series 2021 A, GO Bonds	5.00%	05/01/2040	10	11,184
Ohio (State of), Series 2021 A, GO Bonds	5.00%	06/15/2041	240	266,937
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	90	105,209
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	250	270,578
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	50	53,605
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2037	25	28,311
Ohio (State of) Water Development Authority, Series 2021 A, RB	5.00%	12/01/2038	55	61,949
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	170	187,611
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	4.00%	12/01/2039	5	5,196
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2040	30	33,786
Ohio State University (The), Series 2021, RB	5.00%	12/01/2034	100	116,847
Ohio State University (The), Series 2021, RB	5.00%	12/01/2036	150	172,886

				1,473,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.53%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	$100	$106,334
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2031	165	188,333

				294,667

Oregon-0.21%
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2031	100	116,373

Pennsylvania-2.22%
Allegheny (County of), PA Airport Authority, Series 2021 B, RB, (INS - AGM)(a)	4.00%	01/01/2046	15	15,026
Chester (County of), PA Industrial Development Authority (Sustainability Bonds), Series 2021, RB	4.00%	12/01/2046	150	147,408
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2031	35	39,832
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	30	34,785
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2033	250	269,666
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2031	5	5,834
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-1, RB	5.00%	05/15/2031	10	11,338
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	54,202
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	55	60,014
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	95	102,255
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	95	102,397
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	125	135,751
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	145	158,015
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	97,548

				1,234,071

Rhode Island-0.02%
Rhode Island Commerce Corp. (Garvee), Series 2020 A, RB	5.00%	05/15/2031	10	11,321

South Carolina-0.44%
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 A, Ref. RB	4.00%	10/01/2033	125	135,518
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	100	108,642

				244,160

Tennessee-0.62%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	105	115,090
Johnson (City of), TN Health & Educational Facilities Board, Series 2023 A, Ref. RB	5.00%	07/01/2031	25	27,899
Memphis (City of), TN, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	50	54,535
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	100	108,936
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	32,443
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 A, RB	5.00%	07/01/2031	5	5,562

				344,465

Texas-7.06%
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.75%	06/15/2048	20	20,881
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2031	100	117,104
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	110	128,651
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2031	205	239,759
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	105	110,956
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2038	35	35,664
Clear Creek Independent School District, Series 2013 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	100	114,504
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2031	50	56,986
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	68,383
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2031	15	17,425
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(a)	5.25%	12/01/2031	5	5,933
Dallas College, Series 2022, GO Bonds	5.00%	02/15/2031	100	115,051
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	55	63,799
Forney Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	200	200,134
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	90	97,612
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	100	97,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2031	$110	$127,502
Lower Colorado River Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2036	75	85,347
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	150	161,722
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2037	175	196,606
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2038	20	22,271
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2040	15	16,497
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2042	10	10,903
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	45	48,379
North Texas Municipal Water District, Series 2021 A, Ref. RB	4.00%	09/01/2031	55	59,005
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	334,256
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	78,088
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	150	149,603
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2031	45	51,835
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	150	161,771
Sabine-Neches Navigation District, Series 2022, GO Bonds	5.25%	02/15/2052	265	284,757
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	85	93,445
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,644
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	130	139,435
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2031	5	5,727
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2031	10	11,659
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	34,329
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2031	25	29,146
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2033	50	58,223
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	50	58,036
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2035	35	37,574
Texas (State of) Water Development Board, Series 2021, RB	4.00%	08/01/2036	20	21,294
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	80	79,493
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2031	35	40,340

				3,920,041

Utah-1.61%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	80	93,175
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2031	50	58,172
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2035	20	23,062
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2037	30	34,121
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2038	10	11,305
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2039	50	56,198
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	15	16,659
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	100	110,089
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	270	295,707
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	65	70,550
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2031	5	5,844
Utah (State of) Transit Authority, Series 2007 A, Ref. RB, (INS - NATL)(a)	5.00%	06/15/2031	105	120,442

				895,324

Virginia-1.30%
Norfolk (City of), VA, Series 2021 A, GO Bonds	5.00%	03/01/2033	155	179,987
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	130	151,940
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	180	209,944
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	53,128
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	128,715

				723,714

Washington-4.33%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2031	45	52,750
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2033	40	46,741
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2034	50	58,286
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	150	153,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	$310	$343,647
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2031	50	57,676
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	273,144
Spokane County School District No. 81, Series 2012, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2031	30	29,602
Spokane County School District No. 81, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	55	56,743
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	150	162,898
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2031	255	288,532
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2033	20	23,025
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2034	5	5,753
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2038	5	5,639
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2041	5	5,544
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,647
Washington (State of), Series 2021, Ref. GO Bonds	5.00%	06/01/2031	20	22,759
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2031	25	28,880
Washington (State of), Series R-2021C, Ref. GO Bonds	4.00%	08/01/2035	5	5,361
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	17,117
Washington (State of) (Bid Group 1), Series 2021 A, GO Bonds	5.00%	08/01/2036	135	155,022
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,483
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2036	10	11,433
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	283,727
Washington (State of) (Bid Group 1), Series 2024 A, GO Bonds	5.00%	08/01/2031	55	64,080
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	184,711
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	10	11,103
Whatcom (County of), WA Bellingham School District No. 501, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2037	35	36,332

				2,406,472

West Virginia-0.18%
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	90	97,480

Wisconsin-0.54%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	155	176,874
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2031	40	45,645
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2031	65	75,365

				297,884

TOTAL INVESTMENTS IN SECURITIES(b)-98.67% (Cost $53,931,814)				54,795,755
OTHER ASSETS LESS LIABILITIES-1.33%				737,662

NET ASSETS-100.00%				$55,533,417

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Miscellaneous Revenue	21.05

Ad Valorem Property Tax	11.44

Port, Airport & Marina Revenue	10.88

Sales Tax Revenue	8.55

Highway Tolls Revenue	6.87

Health, Hospital, Nursing Home Revenue	5.50

Electric Power Revenue	5.40

Water Revenue	5.36

General Fund	5.33

Income Tax Revenue	4.57

Lease Revenue	4.06

Revenue Types Each Less Than 3%	9.66

Other Assets Less Liabilities	1.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

February 29, 2024

(Unaudited)

Schedule of Investments

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-98.58%
Alabama-0.34%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2037	$55	$62,208
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	125	136,813

				199,021

Arizona-0.13%
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	5.00%	07/15/2032	20	23,670
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2032	20	22,754
Maricopa County Unified School District No. 60 Higley, Series 2023, Ref. COP, (INS - AGM)(a)	5.00%	06/01/2053	25	26,775
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	5	5,478

				78,677

Arkansas-0.28%
University of Arkansas, Series 2022 A, RB	5.00%	11/01/2047	25	27,176
University of Arkansas, Series 2022 A, RB	5.25%	11/01/2052	125	137,034

				164,210

California-16.92%
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	30	33,724
Alhambra Unified School District, Series 2022 B, GO Bonds	5.25%	08/01/2047	15	17,004
California (State of), Series 2007, Ref. GO Bonds, (INS - AGM)(a)	5.25%	08/01/2032	250	298,699
California (State of), Series 2016, Ref. GO Bonds	2.50%	09/01/2032	85	79,667
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2032	5	5,868
California (State of), Series 2022, GO Bonds	5.00%	09/01/2034	5	5,958
California (State of), Series 2022, GO Bonds	5.00%	09/01/2035	105	124,228
California (State of), Series 2022, GO Bonds	5.00%	09/01/2036	25	29,458
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	195	217,082
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2032	220	263,481
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	100	117,789
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2035	520	615,223
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2037	10	11,646
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2037	65	76,022
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	125	129,793
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	250	283,477
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	250	260,018
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	60	68,398
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	10	11,423
California (State of) Department of Water Resources, Series 2022 BF, Ref. RB	5.00%	12/01/2032	210	257,031
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	507,313
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2047	110	124,125
California (State of) Infrastructure & Economic Development Bank, Series 2022, RB	5.00%	10/01/2052	100	111,696
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	5.00%	10/01/2035	15	18,037
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2035	50	59,388
California (State of) Public Works Board (Various Capital), Series 2023 B, Ref. RB	5.00%	12/01/2036	150	176,391
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	205	224,439
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	100	112,180
East Bay Municipal Utility District, Series 2022 B-2, Ref. RB	5.00%	06/01/2032	5	6,055
Indio Finance Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.25%	11/01/2042	100	114,836
Kern High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2032	10	12,113
Los Angeles (City of), CA, Series 2022 C, Ref. RB	5.00%	06/01/2032	5	6,021
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	45	45,391
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2032	115	139,084
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2034	5	6,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	$125	$142,146
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	25	28,013
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	10	11,362
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	55	61,440
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2052	250	276,722
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	22,892
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	40	46,240
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	35	39,780
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	10	11,474
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	30	33,897
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2039	50	58,226
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2041	5	5,737
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	15	16,854
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	200	222,561
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2032	5	6,047
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2020, RB	5.00%	06/01/2032	45	54,378
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2032	65	77,174
Los Angeles Community College District (Election of 2008), Series 2022 L, GO Bonds	5.00%	08/01/2036	10	11,959
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2032	10	11,947
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2033	10	11,922
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	5.00%	07/01/2035	10	11,873
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	5.00%	07/01/2032	15	18,192
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	150	168,014
Peralta Community College District, Series 2022 B, GO Bonds	5.25%	08/01/2042	25	29,118
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2034	100	119,396
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2037	100	116,730
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2038	50	57,968
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2039	245	282,232
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	20	22,910
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	25	28,492
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	20	22,670
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	25	27,765
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	300	296,458
Riverside (City of), CA, Series 2022 A, RB	5.00%	10/01/2052	10	11,083
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2021, Ref. RB	5.00%	12/01/2032	150	183,059
Sacramento Transportation Authority, Series 2023, Ref. RB	5.00%	10/01/2032	35	42,616
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	20	22,517
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	200	221,879
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2032	5	6,032
San Diego (County of), CA Water Authority, Series 2021 B, Ref. RB	5.00%	05/01/2032	5	5,916
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	75	84,476
San Diego Unified School District (Green Bonds), Series 2022 F2, GO Bonds	5.00%	07/01/2042	25	28,619
San Francisco (City & County of), CA, Series 2022 R-1, Ref. GO Bonds	5.00%	06/15/2032	10	12,110
San Francisco (City & County of), CA Airport Commission, Series 2021 B, Ref. RB	5.00%	05/01/2032	100	117,378
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2032	60	72,898
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 A, RB	5.00%	10/01/2036	35	41,827
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/01/2032	250	304,199
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2022, GO Bonds	5.00%	08/01/2039	70	81,346
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2047	75	85,360
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	70	79,103
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	254,304
Santa Clara (County of), CA (Election of 2008), Series 2022, Ref. GO Bonds	5.00%	08/01/2034	40	47,975
Santa Clara (County of), CA Water District (Green Bonds), Series 2022 A, RB	5.00%	08/01/2047	60	67,582
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	22,331
Santa Rosa High School District, Series 2023 A, GO Bonds	5.00%	08/01/2053	155	169,285
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	10	11,155
University of California, Series 2022 BK, RB	5.00%	05/15/2032	10	12,074
University of California, Series 2022 BK, RB	5.00%	05/15/2052	250	276,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California-(continued)
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2034	$145	$173,457
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2038	150	174,527
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2032	125	150,927
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2032	80	96,593
Ventura Unified School District, Series 2023 A, GO Bonds	5.00%	08/01/2046	10	11,239
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	165	187,041

				9,977,064

Colorado-2.35%
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	200	216,151
Colorado (State of), Series 2022, COP	6.00%	12/15/2038	100	122,263
Colorado (State of), Series 2022, COP	6.00%	12/15/2039	50	61,014
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	100	121,291
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2032	75	87,978
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	40	43,325
Denver (City & County of), CO, Series 2022 B, RB	5.00%	11/15/2047	10	10,998
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	100	110,842
Denver (City & County of), CO Board of Water Commissioners (The), Series 2022 A, RB	5.00%	12/15/2052	250	272,793
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2034	10	11,766
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2038	5	5,698
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	100	112,135
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	100	111,060
Parker Water & Sanitation District, Series 2012, Ref. GO Bonds	3.00%	08/01/2032	100	99,263

				1,386,577

Connecticut-1.00%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2032	50	49,732
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2032	175	190,819
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2034	75	81,424
Connecticut (State of), Series 2022 B, GO Bonds	4.00%	01/15/2035	85	92,128
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2035	30	35,208
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2037	45	51,929
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2039	50	57,139
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2041	20	22,541
Connecticut (State of), Series 2023 B, Ref. GO Bonds	5.00%	08/01/2032	5	5,913

				586,833

Delaware-0.01%
Delaware (State of), Series 2022, Ref. GO Bonds	5.00%	03/01/2032	5	5,922

District of Columbia-1.62%
District of Columbia, Series 2022 A, RB	5.00%	07/01/2032	250	296,923
District of Columbia, Series 2022 A, RB	5.00%	07/01/2034	25	29,614
District of Columbia, Series 2022 A, RB	5.00%	07/01/2039	60	68,582
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	20	22,688
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	25	28,236
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	140	157,487
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	160	176,327
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2036	5	5,863
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 B, RB	5.00%	10/01/2047	135	148,078
Washington Metropolitan Area Transit Authority, Series 2021 A, RB	5.00%	07/15/2032	20	23,212

				957,010

Florida-4.29%
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	70	70,970
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2042	50	53,968
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	85	89,362
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	250	263,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida-(continued)
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	$100	$107,690
Central Florida Expressway Authority, Series 2016 A, Ref. RB	3.00%	07/01/2032	100	99,489
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2032	45	53,409
Florida (State of) (Right-of-Way Acquisition), Series 2021 B, Ref. GO Bonds	5.00%	07/01/2032	50	59,467
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	100	107,614
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,589
Fort Lauderdale (City of) FL, Series 2023 A, RB	5.00%	07/01/2053	100	107,959
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.00%	10/01/2032	100	117,906
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2046	100	107,598
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	30	33,103
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2048	45	48,667
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2052	15	16,054
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2032	160	184,407
Orange (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	40	46,813
Palm Beach County School District, Series 2022 B, COP	5.25%	08/01/2038	50	57,867
Pasco (County of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2032	5	5,819
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2047	25	27,890
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	35	38,941
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	100	105,504
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	250	272,385
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	100	108,673
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	100	110,333
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	200	217,956

				2,527,779

Georgia-2.63%
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2034	50	59,491
Atlanta (City of), GA, Series 2022 A-1, GO Bonds	5.00%	12/01/2036	5	5,854
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2041	20	22,447
Atlanta (City of), GA, Series 2022 C, RB	5.00%	07/01/2042	95	106,217
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2038	30	34,478
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	15	17,213
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	5.00%	07/01/2047	50	54,806
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2032	20	23,666
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2035	20	23,497
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2036	65	75,765
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2038	20	22,828
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2039	15	16,995
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	70	78,941
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	10	11,232
Georgia (State of), Series 2023 A, GO Bonds	5.00%	07/01/2032	50	59,633
Georgia (State of), Series 2023 C, Ref. GO Bonds	5.00%	01/01/2032	10	11,825
Georgia (State of) (Bidding Group 1), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2032	140	164,012
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	5.00%	07/01/2032	65	77,524
Georgia (State of) Municipal Electric Authority, Series 2021 A, Ref. RB	5.00%	01/01/2034	40	45,202
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2041	65	72,953
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	15	16,771
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	400	398,783
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	70	76,834
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2032	65	76,760

				1,553,727

Hawaii-0.04%
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	25	25,145

Idaho-0.07%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	35	38,540

Illinois-5.57%
Chicago (City of), IL, Series 2021 A, Ref. GO Bonds	5.00%	01/01/2032	125	137,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois-(continued)
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	$150	$164,522
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2032	205	237,034
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2035	80	91,777
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2036	100	114,859
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2036	45	51,212
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2038	45	50,527
Illinois (State of), Series 2021 B, GO Bonds	5.00%	12/01/2032	40	45,181
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2034	30	33,863
Illinois (State of), Series 2022 A, GO Bonds	5.00%	03/01/2035	60	67,418
Illinois (State of), Series 2022 A, GO Bonds	5.25%	03/01/2038	25	28,032
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	145	161,857
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	75	82,184
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2034	35	39,681
Illinois (State of), Series 2023 B, GO Bonds	5.00%	05/01/2032	225	255,891
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	200	219,383
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2034	30	33,990
Illinois (State of), Series 2023, Ref. GO Bonds	5.00%	07/01/2032	10	11,397
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2038	10	11,094
Illinois (State of) Finance Authority (Northshore - Edward-Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2039	35	38,469
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	145	155,514
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	130	138,385
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2032	5	5,895
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	245	261,678
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	245	258,248
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	545	591,929

				3,287,025

Indiana-0.67%
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2032	5	5,765
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2034	10	10,604
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2035	120	139,176
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	4.00%	02/01/2036	85	89,611
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	135	148,302

				393,458

Iowa-0.14%
Iowa (State of) Finance Authority, Series 2022, Ref. RB	5.00%	08/01/2047	75	83,106

Kansas-0.03%
Wyandotte County Unified School District No. 203 (Piper), Series 2022 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	09/01/2052	15	16,347

Kentucky-0.54%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2022, Ref. RB	5.00%	07/01/2032	110	127,109
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	100	106,427
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	75	83,793

				317,329

Louisiana-0.19%
Louisiana (State of), Series 2023, RB	5.00%	09/01/2032	25	29,754
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2036	35	40,391
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	40	43,235

				113,380

Maryland-1.07%
Baltimore (County of), MD, Series 2022, GO Bonds	4.00%	03/01/2041	80	81,836
Maryland (State of), First Series 2022 A, GO Bonds	5.00%	06/01/2036	40	46,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maryland-(continued)
Maryland (State of), Series 2022 A, GO Bonds	5.00%	06/01/2032	$75	$89,015
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2032	225	261,244
Maryland (State of) (Bidding Group 2), Series 2022 A, GO Bonds	5.00%	06/01/2034	40	47,325
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	10	9,895
Prince George’s (County of), MD, Series 2021 A, GO Bonds	4.00%	07/01/2032	80	87,595
Prince George’s (County of), MD, Series 2022 A, GO Bonds	5.00%	07/01/2036	5	5,860

				629,623

Massachusetts-3.13%
Boston (City of), MA, Series 2023 A, GO Bonds.	5.00%	11/01/2032	15	18,292
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2035	10	11,807
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2038	10	11,520
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2040	100	113,493
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	190	212,800
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2052	215	232,740
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2052	330	365,998
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	90	98,457
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	225	243,712
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	100	108,195
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2040	35	39,808
Massachusetts (Commonwealth of) Development Finance Agency, Series 2023, RB	5.00%	07/01/2032	115	132,934
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2022, RB	5.00%	11/15/2032	60	72,217
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	20	22,386
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2002 K, RB	5.50%	07/01/2032	30	37,288
Quincy (City of), MA, Series 2022 B, GO Bonds	5.00%	07/01/2047	20	21,983
University of Massachusetts Building Authority, Series 2022 1, RB	4.00%	11/01/2046	100	100,181

				1,843,811

Michigan-1.15%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2032	45	52,135
Great Lakes Water Authority, Series 2022 B, RB	5.25%	07/01/2047	150	165,261
Michigan (State of), Series 2018, GO Bonds	3.25%	05/01/2032	30	29,950
Michigan (State of), Series 2021 A, RB	5.00%	11/15/2032	25	29,289
Michigan (State of), Series 2023, RB	5.00%	11/15/2032	35	41,612
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	15	16,348
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	150	163,716
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2036	10	11,404
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2037	10	11,307
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	5.00%	04/15/2038	40	44,799
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022 A, RB	5.00%	12/01/2032	100	114,071

				679,892

Minnesota-0.64%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	10	10,770
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2032	80	93,761
Minnesota (State of), Series 2023 E, Ref. GO Bonds	5.00%	08/01/2032	50	59,634
Rochester (City of), MN, Series 2022, Ref. RB	4.00%	11/15/2039	50	52,643
Rochester (City of), MN, Series 2022, Ref. RB	5.00%	11/15/2057	150	163,393

				380,201

Mississippi-0.40%
University of Mississippi Educational Building Corp., Series 2022, RB	4.50%	10/01/2052	235	237,917

Missouri-0.63%
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	3.00%	11/15/2032	70	69,387
Missouri (State of) Highway & Transportation Commission, Series 2022 A, RB	5.00%	05/01/2032	100	117,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

275

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri-(continued)
Missouri Development Finance Board, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2037	$100	$103,987
St. Louis School District, Series 2023, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2042	75	82,859

				373,626

Montana-0.47%
Montana State Board of Regents, Series 2022, RB, (INS - AGM)(a)	5.25%	11/15/2052	250	275,688

Nebraska-0.72%
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	65	64,431
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	275	301,054
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.00%	02/01/2032	50	58,660

				424,145

Nevada-0.45%
Clark (County of), NV, Series 2022, RB	5.00%	07/01/2036	15	17,338
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2032	20	19,735
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2041	20	20,386
Las Vegas Valley Water District, Series 2022 C, Ref. GO Bonds	4.00%	06/01/2042	205	207,392

				264,851

New Jersey-3.27%
Bergen County Improvement Authority (The), Series 2022, Ref. RB	5.00%	08/01/2047	80	88,892
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2032	500	547,778
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2042	50	55,915
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2036	25	28,671
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.00%	11/01/2037	20	22,769
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022, RB	5.25%	11/01/2040	125	141,561
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 BB-2, RN	5.00%	06/15/2032	10	11,433
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2032	415	475,062
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	252,197
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	25	25,048
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2032	20	23,249
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 AA, Ref. RB	5.00%	06/15/2037	25	28,425
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	5.00%	06/15/2032	10	11,536
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2035	10	11,591
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2038	25	28,372
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2039	65	74,511
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2040	30	33,549
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	30	33,108
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	25	26,883
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	5	5,094

				1,925,644

New Mexico-0.34%
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 A, RB	5.00%	07/01/2032	80	94,488
New Mexico (State of) Severance Tax Permanent Fund, Series 2022 B, RB	5.00%	07/01/2032	90	106,299

				200,787

New York-21.92%
Hudson Yards Infrastructure Corp., Series 2021, Ref. RB	5.00%	02/15/2034	30	35,174
Long Island (City of), NY Power Authority, Series 2021 A, Ref. RB	4.00%	09/01/2032	35	37,879
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	3.00%	11/15/2032	30	28,108
Metropolitan Transportation Authority (Bidding Group 1), Series 2022 A, RB	4.00%	11/15/2039	15	15,597
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2044	20	22,181
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2047	200	219,082
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	5.00%	11/15/2049	15	16,344
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.00%	12/01/2032	195	187,212
New York (City of), NY, Series 2008 L-5, GO Bonds	5.00%	04/01/2032	20	23,031
New York (City of), NY, Series 2012-1, GO Bonds	5.00%	04/01/2032	15	17,273
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2034	75	88,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

276

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2035	$10	$11,600
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2038	50	56,999
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2041	300	341,678
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	210	232,455
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	25	24,672
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2032	5	5,860
New York (City of), NY, Series 2023 C, Ref. GO Bonds	5.00%	08/01/2032	250	292,988
New York (City of), NY, Series 2023-1, GO Bonds	5.00%	08/01/2032	5	5,860
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	10	11,565
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	15	17,194
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	30	34,202
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	150	169,516
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	20	22,516
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.00%	05/01/2032	95	110,916
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	60	67,230
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	250	277,422
New York (City of), NY Municipal Water Finance Authority, Series 2021, Ref. RB	5.00%	06/15/2032	200	234,700
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	135	148,687
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2034	25	29,862
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	120	132,604
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2032	5	5,858
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	28,413
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	150	166,538
New York (City of), NY Transitional Finance Authority, Series 2022 B, Ref. RB	5.25%	11/01/2035	5	5,996
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.25%	11/01/2038	5	5,833
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2039	30	34,008
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2040	15	16,885
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	55	61,435
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	75	82,619
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	430	467,092
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2034	15	17,791
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2032	10	11,740
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2035	75	87,686
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2037	75	86,084
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	10	10,365
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	45	46,035
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	250	252,386
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	405	446,145
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	25	27,156
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2032	200	236,492
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2033	20	23,633
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	11/01/2034	140	151,225
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	5.00%	11/01/2034	15	17,656
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2037	365	428,349
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	35	40,141
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	290	320,659
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.00%	11/01/2038	5	5,731
New York (City of), NY Transitional Finance Authority, Subseries 2023 D-1, RB	5.25%	11/01/2038	55	64,166
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2032	365	422,555
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2032	290	342,292
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2034	20	23,495
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	5.00%	03/15/2036	10	11,609
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2037	95	99,988
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	98,061
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	200	236,063
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2034	10	10,799
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2037	55	63,176
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2038	30	31,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

277

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	$680	$761,157
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	55	60,128
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	5.00%	03/15/2032	230	271,473
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2032	15	17,669
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	4.00%	03/15/2040	5	5,092
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2032	25	29,423
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	5.00%	03/15/2032	145	170,915
New York (State of) Thruway Authority, Series 2022, Ref. RB	5.00%	03/15/2041	15	16,911
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2037	30	34,729
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2039	15	17,131
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	65	69,877
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	400	388,911
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	280	307,927
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	365	398,470
New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1), Series 2022 C, RB	5.00%	03/15/2053	125	134,753
New York State Environmental Facilities Corp., Series 2023, Ref. RB	5.00%	06/15/2032	20	23,885
New York State Urban Development Corp., Series 2021 A, Ref. RB	5.00%	03/15/2032	150	175,854
New York State Urban Development Corp., Series 2022 A, Ref. RB	5.00%	03/15/2048	35	37,970
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2036	20	23,313
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2037	100	117,641
New York State Urban Development Corp., Series 2022, Ref. RB	5.25%	03/15/2039	80	92,787
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	100	112,184
Schenectady County Capital Resource Corp. (Union College), Series 2022, Ref. RB	5.25%	07/01/2052	25	27,530
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	140	158,017
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	55	61,789
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	15	16,934
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	95	104,883
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	250	275,125
Triborough Bridge & Tunnel Authority, Series 2022, RB	4.50%	05/15/2052	35	35,948
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	35	40,141
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB	5.00%	11/15/2032	450	533,545
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2044	40	44,284
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.00%	05/15/2047	60	65,519
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	165	180,080
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	240	264,968
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	55	59,973
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	350	381,645

				12,924,439

North Carolina-0.84%
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2032	45	53,558
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	20	22,371
Mecklenburg (County of), NC, Series 2022, GO Bonds	5.00%	09/01/2034	40	47,597
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2034	85	100,238
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2036	15	17,499
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	5.00%	09/01/2032	115	137,449
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2032	20	23,166
Wake (County of), NC, Series 2023 A, Ref. GO Bonds	5.00%	05/01/2032	80	95,013

				496,891

Ohio-0.52%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2032	15	14,575
Columbus (City of), OH, Series 2023 A, GO Bonds	5.00%	08/15/2032	10	11,893
Ohio (State of) Water Development Authority, Series 2022 A, RB	5.00%	12/01/2041	30	34,045
Ohio State University (The), Series 2021, RB	5.00%	12/01/2032	20	23,418
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	200	220,668

				304,599

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

278

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Oklahoma-1.03%
Cushing (City of), OK Educational Facilities Authority (Cushing Public Schools), Series 2022, RB	5.00%	09/01/2032	$100	$111,397
Oklahoma (County of), OK Finance Authority, Series 2023, RB	4.00%	09/01/2038	215	220,191
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	250	278,683

				610,271

Oregon-0.42%
Oregon (State of) Department of Transportation, Series 2022 A, RB	5.25%	11/15/2047	110	124,105
Oregon Health & Science University, Series 2021 A, Ref. RB	4.00%	07/01/2044	30	30,006
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2032	80	95,249

				249,360

Pennsylvania-3.10%
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.00%	06/01/2053	200	213,912
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGM)(a)	4.25%	12/01/2047	50	50,157
Delaware Valley Regional Finance Authority, Series 2002, RB	5.75%	07/01/2032	145	172,653
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	50	53,989
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	30	29,698
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	40	42,145
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	140	146,040
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	4.00%	05/15/2032	75	81,007
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2032	10	11,850
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2036	30	35,068
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2038	5	5,749
Pennsylvania (Commonwealth of) Turnpike Commission, First series 2023, Ref. RB	5.00%	12/01/2032	160	186,677
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.00%	12/01/2047	15	16,452
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	35	39,119
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	15	16,570
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	10	11,015
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2021, Ref. RB	5.00%	07/01/2032	60	69,985
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System), Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2035	145	161,099
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2032	160	188,547
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2041	150	171,151
Southeastern Pennsylvania Transportation Authority, Series 2022, RB	5.25%	06/01/2052	10	10,997
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2040	100	114,677

				1,828,557

Puerto Rico-0.17%
Puerto Rico (Commonwealth of) Electric Power Authority, Series 2007 VV, Ref. RB, (INS - NATL)(a)	5.25%	07/01/2032	100	99,569

Rhode Island-0.03%
Rhode Island (State of), Series 2022 A, GO Bonds	5.00%	08/01/2040	15	17,069

South Carolina-0.72%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	100	110,063
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2035	25	28,667
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2022 A, RB	5.00%	10/01/2037	140	157,373
South Carolina (State of) Transportation Infrastructure Bank, Series 2012 B, Ref. RB	3.38%	10/01/2032	50	49,243
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	70	77,650

				422,996

Tennessee-0.79%
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.25%	07/01/2047	145	161,080
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2032	20	21,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

279

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	$5	$5,077
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	275,438

				463,108

Texas-11.44%
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2047	60	65,697
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2032	10	11,835
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	215	220,256
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	165	178,409
Board of Regents of the Texas A&M University System, Series 2023, RB	5.00%	07/01/2040	20	22,454
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	5.00%	08/15/2032	55	65,410
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	85	94,814
Brock Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	100	98,308
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	10	9,826
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2047	15	16,316
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	105	113,019
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2034	75	87,290
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	10	11,612
Cypress-Fairbanks Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	25	28,866
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2034	25	29,372
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2035	20	23,364
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2037	5	5,748
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2038	20	22,841
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2039	20	22,731
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2032	75	87,519
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	20	22,425
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	65	70,615
Deer Park Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	100	109,311
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	115	124,887
Fort Bend Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	100	108,043
Fort Worth (City of), TX, Series 2023, RB	4.13%	02/15/2046	100	101,059
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	395	389,992
Galveston (City of), TX, Series 2022 A, Ctfs. of Obligations	4.63%	05/01/2052	100	101,424
Godley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	100	107,207
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2032	175	206,370
Harris (County of), TX Flood Control District, Series 2022 A, GO Bonds	4.25%	10/01/2047	50	50,644
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	10	10,797
Houston (City of), TX, Series 2002 A, Ref. RB(b)	5.75%	12/01/2032	35	43,872
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	110	119,861
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	90	103,443
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	100	113,105
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	100	97,537
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2032	40	46,857
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.00%	05/15/2034	35	40,936
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	20	22,477
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	158,454
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	100	107,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

280

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-(continued)
North Texas Municipal Water District, Series 2021 A, Ref. RB	3.00%	09/01/2032	$55	$53,962
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2032	85	89,535
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.25%	01/01/2038	15	17,314
North Texas Tollway Authority, Series 2022 A, Ref. RB	5.00%	01/01/2040	20	22,454
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	210	228,142
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2032	50	59,014
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	25	27,910
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2032	100	118,604
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	200	214,844
Pflugerville (City of), TX, Series 2023, GO Bonds	5.00%	08/01/2048	75	81,149
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2034	100	116,468
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2032	65	76,002
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2034	145	170,333
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2036	15	17,474
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2037	20	23,092
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	100	110,233
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	100	108,137
San Antonio Public Facilities Corp., Series 2022, Ref. RB	5.00%	09/15/2032	10	11,592
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	205	201,145
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	100	108,663
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	10	11,089
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2048	100	109,126
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	100	109,227
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2038	70	79,606
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	50	56,143
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	5.00%	10/01/2039	10	11,025
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2034	40	47,373
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2035	40	47,032
Texas (State of) Water Development Board, Series 2022, RB	4.50%	10/15/2037	35	38,867
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	5	5,475
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	155	168,970
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	100	108,898
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	100	106,183
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	40	43,923
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2032	30	29,667
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2032	70	81,903
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2034	40	46,556
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	55	61,046
Waco Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	147,234
West Harris (County of), TX Regional Water Authority, Series 2022, RB, (INS - AGM)(a)	5.50%	12/15/2050	40	44,702
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	65	63,151

				6,745,783

Utah-1.80%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2032	135	156,485
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2032	100	118,274
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2040	30	33,860
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	125	139,871
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	15	17,040
University of Utah (The), Series 2022 B, RB	5.00%	08/01/2042	135	151,338
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2032	20	23,770
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2034	35	41,173
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2037	140	160,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

281

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Utah-(continued)
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	$95	$107,357
Utah (State of) Transit Authority, Series 2006 C, Ref. RB, (INS - AGM)(a)	5.25%	06/15/2032	95	110,984

				1,060,556

Virginia-2.23%
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2033	150	165,171
Fairfax (County of), VA, Series 2023 A, GO Bonds	4.00%	10/01/2034	15	16,459
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	250	253,849
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	150	163,441
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017, RB	3.00%	02/01/2032	175	172,065
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	20	22,739
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, Ref. RB	5.00%	02/01/2032	150	176,686
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2032	15	17,499
Virginia (Commonwealth of) Public Building Authority, Series 2022 A, RB	5.00%	08/01/2037	50	58,174
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2032	25	29,671
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2034	10	11,855
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2035	65	76,759
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	5.00%	08/01/2036	15	17,590
Virginia (Commonwealth of) Public School Authority, Series 2022 B, RB	5.00%	08/01/2052	100	109,011
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2035	5	5,377
Virginia (Commonwealth of) Transportation Board, Series 2022, Ref. RB	4.00%	05/15/2036	15	15,960

				1,312,306

Washington-3.42%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2032	50	58,464
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	45	51,147
Douglas (County of), WA Public Utility District No. 1, Series 2022 B, RB	5.00%	09/01/2047	100	108,330
Energy Northwest, Series 2022, Ref. RB	5.00%	07/01/2032	15	17,717
Energy Northwest, Series 2022, Ref. RB	5.00%	07/01/2036	295	342,159
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5	5,695
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2032	45	52,144
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	5	5,941
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	315	358,710
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	15	17,010
King County School District No. 403 Renton, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2040	10	10,228
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	15	16,242
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2032	20	23,449
Snohomish County School District No. 6 Mukilteo, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2034	20	23,676
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2037	5	5,774
Spokane County School District No. 81, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2038	5	5,738
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2038	5	5,740
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	5	5,668
Washington (State of), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	205	231,056
Washington (State of), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	30	33,305
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2037	20	23,032
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2041	40	44,844
Washington (State of), Series 2022 C, GO Bonds	5.00%	02/01/2046	105	115,293
Washington (State of), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2034	10	10,848
Washington (State of) (Bid Group 1), Series 2022 A-1, GO Bonds	5.00%	08/01/2032	115	136,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

282

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington-(continued)
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	$125	$140,211
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	10	11,167
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2034	100	116,939
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	10	11,066
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	25	27,531

				2,015,323

Wisconsin-1.06%
Wisconsin (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	100	116,584
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2032	105	123,685
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	350	383,980

				624,249

TOTAL INVESTMENTS IN SECURITIES(c)-98.58% (Cost $56,551,080)				58,122,411
OTHER ASSETS LESS LIABILITIES-1.42%				835,098

NET ASSETS-100.00%				$58,957,509

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

283

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Lease Revenue	24.14

Income Tax Revenue	13.65

Intergovenmental Agreement	11.57

Ad Valorem Property Tax	8.64

Water Revenue	6.94

Miscellaneous Revenue	5.28

Local or GTD Housing	4.36

Health, Hospital, Nursing Home Revenue	4.05

Highway Tolls Revenue	3.81

Appropriations	3.60

Port, Airport & Marina Revenue	3.01

Revenue Types Each Less Than 3%	9.53

Other Assets Less Liabilities	1.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

284

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

February 29, 2024

(Unaudited)

Schedule of Investments

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.57%
Alabama-1.16%
Madison (City of), AL Water & Wastewater Board, Series 2023, RB	5.25%	12/01/2053	$300	$334,992

Arizona-1.98%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016 A, Ref. RB	3.13%	01/01/2033	85	82,730
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2036	5	5,906
Phoenix Civic Improvement Corp., Series 2023, RB	5.00%	07/01/2043	15	16,857
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	165	182,303
University of Arizona Board of Regents, Series 2023 A, RB	5.50%	07/01/2048	250	285,316

				573,112

California-14.72%
California (State of), Series 2016, Ref. GO Bonds	3.00%	09/01/2033	285	280,130
California (State of), Series 2019, GO Bonds	3.00%	10/01/2033	165	164,846
California (State of), Series 2023, GO Bonds	5.00%	10/01/2035	250	298,409
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	600	682,665
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	55	63,156
California (State of) Health Facilities Financing Authority (The J. Paul Getty Trust), Series 2020 A-1, Ref. RB	5.00%	04/01/2033	40	49,036
California State University, Series 2016 A, Ref. RB	3.00%	11/01/2033	25	24,807
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	250	253,508
El Centro (City of), CA Financing Authority (Police Station), Series 2023 A, RB	4.25%	10/01/2047	100	101,729
Imperial Irrigation District, Series 2016 C, Ref. RB	3.00%	11/01/2033	40	38,844
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	375	424,854
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2033	20	24,139
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	25	28,306
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	5	5,757
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2038	20	23,605
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2040	5	5,827
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2041	20	23,185
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.00%	07/01/2042	10	11,549
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	15	17,229
Los Angeles Unified School District (Sustainability Bonds), Series 2023 A, COP	5.00%	10/01/2035	40	48,115
Metropolitan Water District of Southern California, Series 2022 A, Ref. RB	5.00%	10/01/2033	20	24,317
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	10	11,345
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	150	171,934
Oxnard School District (Election of 2022), Series 2023 A, GO Bonds, (INS - BAM)(a)	4.13%	08/01/2050	120	120,730
Sacramento Transportation Authority, Series 2023, Ref. RB	5.00%	10/01/2036	40	48,420
San Diego (County of), CA Regional Transportation Commission, Series 2023 A, Ref. RB	5.00%	04/01/2037	65	77,912
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	250	249,059
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	10	11,291
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5	5,685
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2036	105	127,665
San Francisco (City & County of), CA Public Utilities Commission, Series 2023, Ref. RB	5.00%	11/01/2038	100	119,575
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.00%	11/01/2043	50	58,074
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	5.00%	01/15/2033	115	132,447
Santa Clara Valley Transportation Authority, Series 2023 A, Ref. RB	5.00%	04/01/2035	10	12,201
Southern California Public Power Authority, Series 2023, RB	5.00%	07/01/2035	150	183,671
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2033	60	64,755
University of California, Series 2023 BM, Ref. RB	5.00%	05/15/2033	15	18,413
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2036	55	66,362
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	30	34,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

285

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	$115	$132,204
University of California, Series 2023 BQ, RB	5.00%	05/15/2033	10	12,276

				4,252,714

Colorado-0.06%
Denver (City & County of), CO, Series 2023, Ref. COP	5.00%	12/01/2035	15	17,844

Connecticut-0.26%
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2033	20	19,744
Connecticut (State of), Series 2022 A, GO Bonds	4.00%	01/15/2033	35	38,047
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2034	5	5,929
Connecticut (State of), Series 2022 A, RB	5.00%	07/01/2037	10	11,596

				75,316

Delaware-0.50%
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2033	10	12,074
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2035	85	102,176
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2036	15	17,904
Delaware (State of), Series 2023 A, GO Bonds	5.00%	05/01/2038	10	11,701

				143,855

District of Columbia-3.01%
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2033	55	65,721
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2038	15	17,408
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	120	134,357
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	25	28,076
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	20	22,925
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,999
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	260	293,668
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	20	22,141
Washington Metropolitan Area Transit Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	07/15/2042	30	33,765
Washington Metropolitan Area Transit Authority (Sustainability Bonds), Series 2023 A, RB	5.50%	07/15/2051	175	198,403
Washington Metropolitan Area Transit Authority (Sustainability Bonds), Series 2023, RB	5.00%	07/15/2037	30	34,949

				868,412

Florida-3.51%
Broward (County of), FL School Board, Series 2016 A, Ref. COP	3.25%	07/01/2033	55	54,915
Florida (State of), Series 2023 A, Ref. GO Bonds	5.00%	06/01/2033	5	6,036
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2033	25	24,230
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	70	79,917
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	150	165,314
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	100	111,675
Lakeland (City of), FL, Series 2023, Ref. RB	4.25%	10/01/2048	200	201,175
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	20	19,897
Manatee (County of), FL School District, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2035	15	17,651
Miami (City of) & Dade (County of), FL School Board, Series 2016 C, Ref. COP	3.25%	02/01/2033	100	99,813
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2007 B, Ref. RB, (INS - AMBAC)(a)	5.25%	04/01/2033	20	23,211
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	85	90,502
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023, RB	5.00%	10/01/2041	10	11,007
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	100	109,767

				1,015,110

Georgia-1.50%
Georgia (State of) (Bidding Group 1), Series 2023 A, GO Bonds	5.00%	07/01/2033	25	30,289
Georgia (State of) (Bidding Group 2), Series 2023 A, GO Bonds	5.00%	07/01/2036	300	358,157
Georgia (State of) (Tranche 2), Series 2016 A, GO Bonds	2.50%	02/01/2033	50	46,143

				434,589

Hawaii-0.09%
Hawaii (State of), Series 2016 FB, GO Bonds	3.00%	04/01/2033	25	24,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

286

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-1.05%
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.00%	08/15/2041	$20	$22,712
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	250	281,616

				304,328

Illinois-4.83%
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2033	145	167,681
Chicago (City of), IL Board of Education, Series 2023, RB	5.25%	04/01/2039	165	180,380
Illinois (State of), Series 2022 B, GO Bonds	5.00%	10/01/2033	150	170,795
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	500	531,330
Illinois (State of), Series 2023 D, Ref. GO Bonds	5.00%	07/01/2033	60	68,211
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2033	40	47,861
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	180	200,989
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2033	25	29,223

				1,396,470

Indiana-1.35%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	100	110,982
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	10	10,743
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	200	213,355
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	50	56,005

				391,085

Iowa-0.99%
Iowa (State of) Finance Authority, Series 2023, RB	5.25%	08/01/2048	100	113,283
Iowa (State of) Finance Authority, Series 2023, Ref. RB	5.00%	08/01/2035	145	173,913

				287,196

Kentucky-1.15%
Christian County School District Finance Corp., Series 2023, RB, (INS - AGM)(a)	4.50%	10/01/2053	150	154,627
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2040	160	176,119

				330,746

Louisiana-2.07%
Ernest N. Morial New Orleans Exhibition Hall Authority, Series 2023, RB	5.50%	07/15/2053	250	280,383
Louisiana (State of), Series 2017 B, GO Bonds	3.00%	10/01/2033	90	87,792
Louisiana (State of), Series 2023 A, Ref. GO Bonds	5.00%	02/01/2033	5	5,995
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2041	200	222,540

				596,710

Maryland-1.05%
Maryland (State of) Department of Transportation, Series 2019, RB	2.50%	10/01/2033	25	22,527
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System), Series 2023, Ref. RB	5.25%	07/01/2053	155	164,551
Maryland (State of) Stadium Authority (Football Stadium Issue), Series 2023 A, RB	5.00%	03/01/2035	100	117,631

				304,709

Massachusetts-5.42%
Boston (City of), MA, Series 2023 A, GO Bonds	5.00%	11/01/2040	95	110,576
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds(b)(c)	3.00%	04/19/2024	10	9,995
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	3.00%	11/01/2033	25	24,033
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	185	208,024
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	700	765,294
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2050	20	21,876
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	20	22,489
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	30	33,878
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	10	9,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

287

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Subseries 2023 A-1, RB	5.25%	07/01/2053	$225	$251,245
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	100	108,794

				1,566,042

Michigan-2.88%
Kentwood Public Schools, Series 2023 II, GO Bonds, (INS - AGM)(a)	5.00%	05/01/2053	100	108,037
Michigan (State of), Series 2018, GO Bonds	3.13%	05/01/2033	125	123,210
Michigan (State of), Series 2023, RB	5.00%	11/15/2037	5	5,870
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	114,821
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	50	56,400
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	250	281,782
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	110	126,500
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.00%	11/15/2033	15	14,668

				831,288

Minnesota-0.79%
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	200	227,889

Missouri-1.20%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2023 A, RB	5.00%	05/01/2033	5	5,867
St. Louis (City of), MO, Series 2015 B, Ref. RB, (INS - AGM)(a)	3.25%	12/15/2033	345	340,960

				346,827

Nebraska-0.58%
Public Power Generation Agency, Series 2016, Ref. RB	3.00%	01/01/2033	170	166,963

Nevada-0.32%
Clark (County of), NV, Series 2023, RB	5.00%	07/01/2039	25	28,466
Las Vegas Valley Water District, Series 2021 C, GO Bonds	3.00%	06/01/2033	55	54,068
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	11,320

				93,854

New Jersey-3.05%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	305	317,390
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2033	40	47,075
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2035	125	145,879
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2036	25	28,982
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2037	90	103,537
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	15	16,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2033	10	11,771
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2040	150	169,436
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	35	39,234

				880,295

New York-18.55%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	25	27,953
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	150	165,899
Metropolitan Transportation Authority, Series 2015 F, Ref. RB	3.25%	11/15/2033	50	47,299
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	3.25%	05/01/2033	65	63,748
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2040	25	28,662
New York (City of), NY, Series 2013 E, GO Bonds	3.00%	08/01/2033	90	88,120
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,687
New York (City of), NY, Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2035	130	152,836
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2035	500	586,362
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	40	45,281
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	100	112,831
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	500	555,627
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	3.00%	02/01/2033	105	102,500
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2033	20	23,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

288

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 B-1, Ref. RB	5.00%	11/01/2033	$30	$35,749
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2038	100	115,771
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	110	122,675
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	200	220,526
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	40	43,056
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2033	30	36,044
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2036	125	146,708
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2039	5	5,760
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	5	5,647
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	140	156,383
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2035	5	6,002
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2039	15	17,386
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2047	10	11,512
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	500	557,929
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	135	149,580
New York (City of), NY Transitional Finance Authority, Subseries 2023 A-1, RB	5.00%	05/01/2036	25	29,483
New York (State of), Series 2023 A, GO Bonds	5.00%	03/15/2037	20	23,663
New York (State of) Dormitory Authority, Series 2019, RB	2.00%	07/01/2033	415	358,331
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2036	10	11,847
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2037	20	23,436
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2040	30	34,326
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	5	5,694
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	200	223,620
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2023, RB	5.00%	07/01/2048	130	142,417
New York (State of) Dormitory Authority (Sustainability Bonds), Series 2023, RB	5.00%	07/01/2053	55	59,756
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	180	199,110
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	20	22,365
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	85	94,050
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	350	384,583
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-2, Ref. RB	3.00%	05/15/2033	40	39,618
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 B-1, RB	5.00%	11/15/2045	5	5,588
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 C, Ref. RB	5.25%	11/15/2042	15	17,354
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	4.00%	11/15/2035	25	27,245
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023, Ref. RB	5.00%	11/15/2035	15	17,870

				5,357,627

North Carolina-1.08%
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	250	278,744
North Carolina (State of), Series 2013 A, RB	3.00%	05/01/2033	15	14,592
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2033	15	17,707

				311,043

Ohio-1.18%
Columbus (City of), OH, Series 2016 A, GO Bonds	3.00%	08/15/2033	85	82,555
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2033	5	4,988
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2023, Ref. RB	5.00%	07/01/2036	30	34,644
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	3.00%	12/01/2033	65	64,667
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2041	5	5,708
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	149,601

				342,163

Oklahoma-0.86%
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.00%	10/01/2048	250	247,500

Oregon-1.24%
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	65	74,132
Oregon (State of), Series 2023 A, GO Bonds	5.00%	05/01/2043	25	28,259
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2037	20	23,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

289

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	$55	$62,756
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2041	10	11,352
Oregon (State of) Lottery, Series 2023 A, RB	5.00%	04/01/2043	5	5,605
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2034	35	41,727
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	100	111,251

				358,464

Pennsylvania-3.80%
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds, (INS - AGM)(a)	3.00%	09/15/2033	330	329,898
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2033	40	47,100
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2034	10	11,738
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2039	505	570,079
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	10	11,209
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	30	35,565
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2040	15	17,034
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	20	22,765
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGM)(a) .	5.00%	09/01/2048	25	27,155
Westmoreland (County of), PA Municipal Authority, Series 2017, Ref. RB, (INS - BAM)(a)	3.13%	08/15/2033	25	24,761

				1,097,304

Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2022 A, RB	5.00%	09/01/2033	5	5,936
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2047	20	21,851

				27,787

South Carolina-0.87%
Inman Campobello Water District, Series 2023, RB, (INS - BAM)(a) .	4.38%	06/01/2053	250	251,876

Tennessee-0.35%
Johnson City (City of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2023 A, Ref. RB	5.00%	07/01/2033	65	73,981
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,647
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2023, RB	5.00%	07/01/2033	5	5,734
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	10	10,886

				100,248

Texas-11.68%
Austin (City of), TX, Series 2023, Ref. GO Bonds	5.00%	09/01/2033	45	53,780
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2037	40	46,405
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	20	22,008
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2042	100	112,627
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	109,797
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	60	65,687
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	109,478
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	200	220,660
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	50	58,046
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	146,528
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	5.00%	11/01/2033	10	11,772
Dallas (City of) TX, Series 2017, Ref. GO Bonds, (INS - AGM)(a)	3.00%	02/15/2033	70	67,378
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2039	15	17,137
Dallas (City of) TX, Series 2023 A, Ref. GO Bonds	5.00%	02/15/2041	10	11,272
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	20	23,166
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	150	169,361
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	145	159,369
El Paso (City of) TX, Series 2023, RB	5.25%	03/01/2049	25	27,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

290

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2022 A, Ref. RB	5.00%	08/15/2033	$50	$58,739
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	75	85,786
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	40	43,883
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	55	64,840
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	10	11,272
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	11,226
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	250	271,106
Lamar Consolidated Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	15	16,748
Liberty Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	220	220,290
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	15	16,635
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2033	100	116,548
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	100	112,252
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2033	50	49,794
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	100	108,837
San Antonio (City of), TX, Series 2023 A, RB	5.00%	02/01/2036	55	64,646
San Antonio (City of), TX, Series 2023 B, RB	5.00%	02/01/2039	5	5,703
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2044	25	28,146
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	15	16,730
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	150	162,546
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	3.00%	11/15/2033	5	4,657
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2037	25	29,132
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	25	27,053
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	100	109,478
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	148,098
Walnut Creek Special Utility District, Series 2023, RB, (INS - AGM)(a)	4.75%	01/10/2054	150	156,577

				3,372,914

Utah-0.49%
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	125	141,496

Virginia-1.47%
Alexandria (City of), VA, Series 2023, GO Bonds	4.00%	12/15/2053	100	98,949
Isle Wight (County of) VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	70	72,440
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	100	113,449
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	100	113,436
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	25	27,503

				425,777

Washington-2.58%
Energy Northwest, Series 2023, Ref. RB	5.00%	07/01/2039	55	63,103
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB	5.00%	07/01/2033	10	11,776
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2033	10	11,863
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	20	21,679
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2049	10	10,998
Seattle (City of), WA, Series 2023, RB	5.00%	02/01/2053	75	81,846
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	100	113,433
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	06/01/2047	15	16,576
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	170	190,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

291

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)–(continued)

February 29, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	$195	$217,949
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	5	5,543

				745,642

West Virginia-0.29%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	20	21,617
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	60	60,748

				82,365

Wisconsin-0.51%
Wisconsin (State of), Series 2023-2, Ref. GO Bonds	5.00%	05/01/2036	125	147,971

TOTAL INVESTMENTS IN SECURITIES(d)-98.57% (Cost $28,042,455)				28,475,304
OTHER ASSETS LESS LIABILITIES-1.43%				412,792

NET ASSETS-100.00%				$28,888,096

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.73%

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Water Revenue	30.14

Sales Tax Revenue	29.40

Sewer Revenue	15.86

Transit Revenue	8.35

Special Tax	4.02

Highway Tolls Revenue	3.03

Revenue Types Each Less Than 3%	7.77

Other Assets Less Liabilities	1.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

292

(This Page Intentionally Left Blank)

293

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Assets:
Unaffiliated investments in securities, at value(a)	$3,515,719,881	$3,584,093,562	$2,738,426,577	$1,680,257,733
Affiliated investments in securities, at value	254,923,386	260,119,178	370,381,239	323,981,181
Cash	2,543	8,293	3,165	3,826
Deposits with brokers:
Cash segregated as collateral	-	-	1,082,932	493,965
Receivable for:
Dividends and interest	36,038,309	34,719,848	24,671,832	16,677,369
Securities lending	10,213	43,387	35,102	51,736
Fund shares sold	-	9,180,553	28,841,569	19,090

Total assets	3,806,694,332	3,888,164,821	3,163,442,416	2,021,484,900

Liabilities:
Due to custodian	-	-	-	-
Payable for:
Investments purchased	60,833,585	9,188,434	28,855,675	19,089
Collateral upon return of securities loaned	95,566,976	255,463,933	365,542,672	323,641,637
Collateral upon receipt of securities in-kind	-	-	1,082,932	493,965
Fund shares repurchased	25,129,310	-	-	-
Accrued unitary management fees	284,014	285,139	208,920	130,318
Accrued tax expenses	650	650	650	650

Total liabilities	181,814,535	264,938,156	395,690,849	324,285,659

Net Assets	$3,624,879,797	$3,623,226,665	$2,767,751,567	$1,697,199,241

Net assets consist of:
Shares of beneficial interest	$3,661,772,514	$3,683,312,509	$2,835,718,506	$1,732,587,277
Distributable earnings (loss)	(36,892,717)	(60,085,844)	(67,966,939)	(35,388,036)

Net Assets	$3,624,879,797	$3,623,226,665	$2,767,751,567	$1,697,199,241

Shares outstanding (unlimited amount authorized, $0.01 par value)	173,100,000	177,600,000	144,450,000	88,350,000
Net asset value	$20.94	$20.40	$19.16	$19.21

Market price	$20.95	$20.42	$19.18	$19.21

Unaffiliated investments in securities, at cost	$3,544,563,836	$3,640,959,187	$2,802,451,659	$1,715,536,671

Affiliated investments in securities, at cost	$254,932,434	$260,150,899	$370,413,224	$324,015,562

(a)Includes securities on loan with an aggregate value of:	$92,169,794	$247,128,412	$353,920,436	$313,189,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

294

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

$1,445,397,173	$824,131,471	$615,837,564	$393,991,004	$365,380,402	$179,833,814	$682,599,396
333,845,377	195,365,661	103,414,555	9,551,382	14,276,354	669,642	127,613,772
-	-	940	-	1,342	295	301,255

3,899,409	-	2,522,729	-	-	-	2,403,463

17,026,064	9,187,222	5,774,478	3,446,492	4,566,883	2,518,104	11,020,007
46,641	20,369	17,222	6,020	3,772	190	35,728
21,048,629	160,297	9,828,663	24,890	15,169,551	29,963	2,289,012

1,821,263,293	1,028,865,020	737,396,151	407,019,788	399,398,304	183,052,008	826,262,633

8,999	77,633	-	-	-	-	-

21,008,784	160,296	9,838,111	24,890	15,095,480	233,930	8,728,273
332,218,346	195,381,612	103,256,996	9,440,361	14,202,900	-	67,826,753
3,899,409	-	2,522,729	-	-	-	2,403,463
-	-	-	-	-	-	-
110,604	57,459	46,303	30,116	26,937	13,800	242,580
650	650	-	-	-	6,089	650

357,246,792	195,677,650	115,664,139	9,495,367	29,325,317	253,819	79,201,719

$1,464,016,501	$833,187,370	$621,732,012	$397,524,421	$370,072,987	$182,798,189	$747,060,914

$1,487,262,033	$850,516,202	$632,513,895	$400,628,836	$368,356,344	$184,042,353	$785,294,305
(23,245,532)	(17,328,832)	(10,781,883)	(3,104,415)	1,716,643	(1,244,164)	(38,233,391)

$1,464,016,501	$833,187,370	$621,732,012	$397,524,421	$370,072,987	$182,798,189	$747,060,914

73,350,001	45,900,001	38,250,001	24,900,001	18,450,001	8,850,001	32,900,000
$19.96	$18.15	$16.25	$15.96	$20.06	$20.66	$22.71

$19.96	$18.17	$16.27	$15.97	$20.08	$20.69	$22.71

$1,468,079,058	$841,502,310	$626,554,428	$397,354,151	$363,975,425	$181,504,336	$684,712,128

$333,886,095	$195,381,612	$103,426,281	$9,552,067	$14,276,843	$669,642	$127,621,024

$320,793,914	$188,731,366	$99,853,497	$9,120,744	$13,733,089	$-	$65,667,939

295

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Assets:
Unaffiliated investments in securities, at value(a)	$717,068,837	$441,905,928	$172,952,769	$156,958,263
Affiliated investments in securities, at value	190,380,014	129,442,446	55,802,634	37,828,642
Cash	1,442,872	3,084,621	200,791	1,760
Deposits with brokers:
Cash segregated as collateral	1,264,055	125,787	-	-
Receivable for:
Dividends and interest	14,037,247	7,249,671	2,923,027	2,687,305
Securities lending	55,169	32,006	8,070	6,071
Investments sold	14,796,175	70,100	-	214,325
Fund shares sold	8,053,920	11,642,420	4,440,673	4,293,270
Other assets	-	-	-	-

Total assets	947,098,289	593,552,979	236,327,964	201,989,636

Liabilities:
Payable for:
Investments purchased	62,713,846	17,489,827	4,379,952	4,233,914
Collateral upon return of securities loaned	106,000,044	119,502,845	54,269,566	36,712,162
Collateral upon receipt of securities in-kind	1,264,055	125,787	-	-
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	240,796	145,720	56,393	49,258
Accrued tax expenses	650	650	-	-

Total liabilities	170,219,391	137,264,829	58,705,911	40,995,334

Net Assets	$776,878,898	$456,288,150	$177,622,053	$160,994,302

Net assets consist of:
Shares of beneficial interest	$788,056,585	$470,727,803	$180,431,187	$162,185,889
Distributable earnings (loss)	(11,177,687)	(14,439,653)	(2,809,134)	(1,191,587)

Net Assets	$776,878,898	$456,288,150	$177,622,053	$160,994,302

Shares outstanding (unlimited amount authorized, $0.01 par value)	34,000,000	19,800,001	8,000,001	7,500,001
Net asset value	$22.85	$23.04	$22.20	$21.47

Market price	$22.87	$23.09	$22.25	$21.53

Unaffiliated investments in securities, at cost	$716,549,985	$445,417,135	$172,799,403	$156,936,736

Affiliated investments in securities, at cost	$190,391,819	$129,453,035	$55,807,508	$37,832,001

(a)Includes securities on loan with an aggregate value of:	$102,153,386	$115,043,857	$52,153,658	$35,313,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

296

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

$38,972,361	$42,120,785	$20,340,174	$211,751,512	$211,640,113	$169,789,893	$121,435,342
2,901,169	2,874,359	762,810	-	-	-	-
-	-	-	1,572,404	499,811	398,927	290,202

-	-	-	-	-	-	-

648,933	695,974	321,312	2,745,491	2,596,857	1,963,138	1,369,631
573	966	257	-	-	-	-
-	-	18,526	2,513,602	-	-	-
-	-	-	-	-	-	-
-	-	-	-	128	-	-

42,523,036	45,692,084	21,443,079	218,583,009	214,736,909	172,151,958	123,095,175

-	-	-	-	-	-	-
2,664,712	2,599,300	674,292	-	-	-	-
-	-	-	-	-	-	-
-	-	18,526	2,483,433	-	-	-
12,188	12,422	6,275	31,225	30,442	24,376	17,409
-	-	339	-	-	-	-

2,676,900	2,611,722	699,432	2,514,658	30,442	24,376	17,409

$39,846,136	$43,080,362	$20,743,647	$216,068,351	$214,706,467	$172,127,582	$123,077,766

$40,524,981	$42,249,190	$20,559,739	$216,707,280	$216,462,464	$173,442,073	$123,549,637
(678,845)	831,172	183,908	(638,929)	(1,755,997)	(1,314,491)	(471,871)

$39,846,136	$43,080,362	$20,743,647	$216,068,351	$214,706,467	$172,127,582	$123,077,766

1,900,001	1,700,001	800,001	8,700,001	8,800,001	7,300,001	5,200,001
$20.97	$25.34	$25.93	$24.84	$24.40	$23.58	$23.67

$21.02	$25.37	$25.97	$24.77	$24.46	$23.67	$23.75

$39,315,895	$41,263,529	$20,281,388	$212,403,387	$213,094,409	$170,634,847	$121,924,600

$2,901,291	$2,874,465	$762,818	$-	$-	$-	$-

$2,548,123	$2,511,083	$645,098	$-	$-	$-	$-

297

Statements of Assets and Liabilities–(continued)

February 29, 2024

(Unaudited)

	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
Assets:
Investments in securities, at value	$99,628,083	$84,961,536	$80,904,740	$54,795,755
Cash	285,793	96,641	171,504	145,153
Receivable for:
Dividends and interest	1,142,165	990,412	899,958	600,424
Other assets	3	3	-	-

Total assets	101,056,044	86,048,592	81,976,202	55,541,332

Liabilities:
Accrued unitary management fees	14,151	11,932	11,677	7,915

Total liabilities	14,151	11,932	11,677	7,915

Net Assets	$101,041,893	$86,036,660	$81,964,525	$55,533,417

Net assets consist of:
Shares of beneficial interest	$101,781,327	$86,830,722	$82,690,584	$55,552,191
Distributable earnings (loss)	(739,434)	(794,062)	(726,059)	(18,774)

Net Assets	$101,041,893	$86,036,660	$81,964,525	$55,533,417

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,300,001	3,700,001	3,700,001	2,600,001
Net asset value	$23.50	$23.25	$22.15	$21.36

Market price	$23.59	$23.35	$22.25	$21.45

Investments in securities, at cost	$99,853,105	$85,182,960	$80,606,672	$53,931,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

298

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

$58,122,411	$28,475,304
190,888	111,488

652,223	305,431
-	-

58,965,522	28,892,223

8,013	4,127

8,013	4,127

$58,957,509	$28,888,096

$57,274,286	$28,462,832
1,683,223	425,264

$58,957,509	$28,888,096

2,300,001	1,100,001
$25.63	$26.26

$25.71	$26.44

$56,551,080	$28,042,455

299

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Investment income:
Unaffiliated interest income	$58,210,924	$61,367,676	$43,471,021	$27,893,726
Affiliated dividend income	1,321,437	227,225	145,490	49,992
Securities lending income, net	160,061	322,675	218,041	329,967

Total investment income	59,692,422	61,917,576	43,834,552	28,273,685

Expenses:
Unitary management fees	1,934,641	1,598,300	1,113,857	657,336
Tax expenses	650	650	650	650

Total expenses	1,935,291	1,598,950	1,114,507	657,986

Less: Waivers	(25,298)	(4,334)	(2,802)	(969)

Net expenses	1,909,993	1,594,616	1,111,705	657,017

Net investment income	57,782,429	60,322,960	42,722,847	27,616,668

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(115,374)	(480,785)	(1,976,994)	(131,462)
Affiliated investment securities	90,750	143,762	104,164	97,940
In-kind redemptions	(692,556)	(116,651)	401,292	38,189

Net realized gain (loss)	(717,180)	(453,674)	(1,471,538)	4,667

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	53,266,390	35,630,183	25,508,285	14,074,286
Affiliated investment securities	(12,281)	(39,100)	(32,903)	(37,686)

Change in net unrealized appreciation (depreciation)	53,254,109	35,591,083	25,475,382	14,036,600

Net realized and unrealized gain (loss)	52,536,929	35,137,409	24,003,844	14,041,267

Net increase in net assets resulting from operations	$110,319,358	$95,460,369	$66,726,691	$41,657,935

(a)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

300

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	Invesco BulletShares 2033 Corporate Bond ETF (BSCX)(a)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

$23,001,828	$11,920,128	$9,438,039	$7,000,788	$6,422,784	$1,781,415	$21,377,608
58,394	26,362	23,156	11,702	14,672	6,491	1,199,568
237,340	120,060	75,348	31,409	31,926	190	174,732

23,297,562	12,066,550	9,536,543	7,043,899	6,469,382	1,788,096	22,751,908

505,550	263,106	196,759	137,229	120,325	34,407	1,475,649
650	650	-	-	-	6,089	650

506,200	263,756	196,759	137,229	120,325	40,496	1,476,299

(1,122)	(508)	(445)	(225)	(281)	(126)	(22,878)

505,078	263,248	196,314	137,004	120,044	40,370	1,453,421

22,792,484	11,803,302	9,340,229	6,906,895	6,349,338	1,747,726	21,298,487

(96,496)	(8,930)	(56,087)	(125,165)	(15,781)	(2)	924,439
107,926	35,359	26,629	3,675	2,005	227	24,400
72,446	-	-	391,538	249,050	-	241,118

83,876	26,429	(29,458)	270,048	235,274	225	1,189,957

11,450,983	5,620,514	4,337,752	3,677,398	3,004,798	(1,670,522)	4,973,136
(44,130)	(17,079)	(12,387)	(737)	(477)	-	(7,204)

11,406,853	5,603,435	4,325,365	3,676,661	3,004,321	(1,670,522)	4,965,932

11,490,729	5,629,864	4,295,907	3,946,709	3,239,595	(1,670,297)	6,155,889

$34,283,213	$17,433,166	$13,636,136	$10,853,604	$9,588,933	$77,429	$27,454,376

301

Statements of Operations–(continued)

For the six months ended February 29, 2024

(Unaudited)

	Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Investment income:
Unaffiliated interest income	$33,257,204	$12,810,070	$4,920,607	$3,744,021
Affiliated dividend income	991,500	126,619	32,040	22,575
Securities lending income, net	317,501	220,077	48,058	28,309

Total investment income	34,566,205	13,156,766	5,000,705	3,794,905

Expenses:
Unitary management fees	1,945,337	750,561	283,499	203,799
Tax expenses	650	650	-	-

Total expenses	1,945,987	751,211	283,499	203,799

Less: Waivers	(18,968)	(2,407)	(618)	(434)

Net expenses	1,927,019	748,804	282,881	203,365

Net investment income	32,639,186	12,407,962	4,717,824	3,591,540

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	917,689	(3,152,534)	(677,478)	(511,684)
Affiliated investment securities	45,224	29,967	14,342	6,795
In-kind redemptions	3,855,678	223,648	-	-

Net realized gain (loss)	4,818,591	(2,898,919)	(663,136)	(504,889)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,134,161	5,683,605	3,665,245	2,531,710
Affiliated investment securities	(12,139)	(12,027)	(4,874)	(3,309)

Change in net unrealized appreciation	7,122,022	5,671,578	3,660,371	2,528,401

Net realized and unrealized gain	11,940,613	2,772,659	2,997,235	2,023,512

Net increase in net assets resulting from operations	$44,579,799	$15,180,621	$7,715,059	$5,615,052

(a)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

302

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)(a)	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

$967,559	$887,683	$355,772	$2,667,252	$2,493,146	$1,952,597	$1,511,619
5,929	3,977	1,910	-	-	-	-
1,890	1,666	460	-	-	-	-

975,378	893,326	358,142	2,667,252	2,493,146	1,952,597	1,511,619

55,848	48,429	20,437	188,330	171,520	123,072	91,873
-	-	339	-	-	-	-

55,848	48,429	20,776	188,330	171,520	123,072	91,873

(114)	(76)	(36)	-	-	-	-

55,734	48,353	20,740	188,330	171,520	123,072	91,873

919,644	844,973	337,402	2,478,922	2,321,626	1,829,525	1,419,746

(110,050)	31,867	(12,258)	(3,339)	(993)	(53,408)	139
(39)	(64)	(4)	-	-	-	-
-	-	123,824	(6,105)	-	-	-

(110,089)	31,803	111,562	(9,444)	(993)	(53,408)	139

908,324	841,473	58,786	1,210,059	1,778,337	1,747,254	1,484,726
(116)	(106)	(8)	-	-	-	-

908,208	841,367	58,778	1,210,059	1,778,337	1,747,254	1,484,726

798,119	873,170	170,340	1,200,615	1,777,344	1,693,846	1,484,865

$1,717,763	$1,718,143	$507,742	$3,679,537	$4,098,970	$3,523,371	$2,904,611

303

Statements of Operations–(continued)

For the six months ended February 29, 2024

(Unaudited)

	Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
Investment income:
Interest income	$1,206,147	$901,409	$1,007,229	$676,600

Total investment income	1,206,147	901,409	1,007,229	676,600

Expenses:
Unitary management fees	73,135	54,803	59,014	38,152

Net expenses	73,135	54,803	59,014	38,152

Net investment income	1,133,012	846,606	948,215	638,448

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investments	(86,833)	1,555	1,694	(63)

Change in net unrealized appreciation on unaffiliated investment securities	1,808,064	1,501,844	1,980,347	2,041,724

Net realized and unrealized gain	1,721,231	1,503,399	1,982,041	2,041,661

Net increase in net assets resulting from operations	$2,854,243	$2,350,005	$2,930,256	$2,680,109

(a)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

304

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	Invesco BulletShares 2033 Municipal Bond ETF (BSSX)(a)

$718,450	$219,799

718,450	219,799

35,693	10,681

35,693	10,681

682,757	209,118

73,836	3,314

1,942,764	432,849

2,016,600	436,163

$2,699,357	$645,281

305

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco BulletShares 2024 Corporate Bond ETF (BSCO)		Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$57,782,429	$105,422,754	$60,322,960	$73,240,881
Net realized gain (loss)	(717,180)	(4,000,249)	(453,674)	(1,302,949)
Change in net unrealized appreciation (depreciation)	53,254,109	6,133,424	35,591,083	(17,256,884)

Net increase in net assets resulting from operations	110,319,358	107,555,929	95,460,369	54,681,048

Distributions to Shareholders from:
Distributable earnings	(57,737,487)	(105,337,424)	(59,458,311)	(73,303,310)

Shareholder Transactions:
Proceeds from shares sold	190,084,141	1,017,392,174	779,659,169	1,382,472,822
Value of shares repurchased	(510,417,799)	(426,454,622)	(39,354,044)	(181,329,404)

Net increase (decrease) in net assets resulting from share transactions	(320,333,658)	590,937,552	740,305,125	1,201,143,418

Net increase (decrease) in net assets	(267,751,787)	593,156,057	776,307,183	1,182,521,156

Net assets:
Beginning of period	3,892,631,584	3,299,475,527	2,846,919,482	1,664,398,326

End of period	$3,624,879,797	$3,892,631,584	$3,623,226,665	$2,846,919,482

Changes in Shares Outstanding:
Shares sold	9,150,000	49,650,000	38,400,000	68,550,000
Shares repurchased	(24,450,000)	(20,700,000)	(1,950,000)	(9,000,000)
Shares outstanding, beginning of period	188,400,000	159,450,000	141,150,000	81,600,000

Shares outstanding, end of period	173,100,000	188,400,000	177,600,000	141,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

306

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)		Invesco BulletShares 2027 Corporate Bond ETF (BSCR)		Invesco BulletShares 2028 Corporate Bond ETF (BSCS)		Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$42,722,847	$56,225,144	$27,616,668	$27,851,945	$22,792,484	$19,496,485	$11,803,302	$9,920,657
(1,471,538)	(1,251,892)	4,667	(271,098)	83,876	(1,011,906)	26,429	(115,395)
25,475,382	(17,780,727)	14,036,600	(11,245,889)	11,406,853	(3,137,424)	5,603,435	(3,191,345)

66,726,691	37,192,525	41,657,935	16,334,958	34,283,213	15,347,155	17,433,166	6,613,917

(42,472,901)	(56,153,843)	(26,911,054)	(28,023,135)	(21,846,890)	(19,483,490)	(11,423,464)	(9,894,400)

829,377,457	882,847,921	625,587,042	623,350,968	736,975,529	454,080,011	432,657,937	277,316,876
(68,287,865)	(59,933,094)	(5,640,483)	(28,683,552)	(5,823,851)	(2,969,517)	-	(7,978,199)

761,089,592	822,914,827	619,946,559	594,667,416	731,151,678	451,110,494	432,657,937	269,338,677

785,343,382	803,953,509	634,693,440	582,979,239	743,588,001	446,974,159	438,667,639	266,058,194

1,982,408,185	1,178,454,676	1,062,505,801	479,526,562	720,428,500	273,454,341	394,519,731	128,461,537

$2,767,751,567	$1,982,408,185	$1,697,199,241	$1,062,505,801	$1,464,016,501	$720,428,500	$833,187,370	$394,519,731

43,350,000	46,650,000	32,700,000	32,700,000	37,050,000	23,100,000	23,850,000	15,450,000
(3,600,000)	(3,150,000)	(300,000)	(1,500,000)	(300,000)	(150,000)	-	(450,000)
104,700,000	61,200,000	55,950,000	24,750,000	36,600,001	13,650,001	22,050,001	7,050,001

144,450,000	104,700,000	88,350,000	55,950,000	73,350,001	36,600,001	45,900,001	22,050,001

307

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco BulletShares 2030 Corporate Bond ETF (BSCU)		Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$9,340,229	$6,892,666	$6,906,895	$4,906,520
Net realized gain (loss)	(29,458)	(385,378)	270,048	137,586
Change in net unrealized appreciation (depreciation)	4,325,365	(2,613,034)	3,676,661	(2,929,975)

Net increase in net assets resulting from operations	13,636,136	3,894,254	10,853,604	2,114,131

Distributions to Shareholders from:
Distributable earnings	(8,787,662)	(6,959,857)	(6,617,004)	(4,917,628)

Shareholder Transactions:
Proceeds from shares sold	359,487,849	159,096,524	208,812,938	164,738,275
Value of shares repurchased	-	-	(9,508,918)	(7,219,590)

Net increase (decrease) in net assets resulting from share transactions	359,487,849	159,096,524	199,304,020	157,518,685

Net increase (decrease) in net assets	364,336,323	156,030,921	203,540,620	154,715,188

Net assets:
Beginning of period	257,395,689	101,364,768	193,983,801	39,268,613

End of period	$621,732,012	$257,395,689	$397,524,421	$193,983,801

Changes in Shares Outstanding:
Shares sold	22,200,000	9,900,000	13,200,000	10,350,000
Shares repurchased	-	-	(600,000)	(450,000)
Shares outstanding, beginning of period	16,050,001	6,150,001	12,300,001	2,400,001

Shares outstanding, end of period	38,250,001	16,050,001	24,900,001	12,300,001

(a)	For the period September 6, 2022 (commencement of investment operations) through August 31, 2023.
(b)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

308

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)		Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)		Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Six Months Ended February 29, 2024	Period Ended August 31, 2023(a)	Period Ended February 29, 2024(b)	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$6,349,338	$2,190,423	$1,747,726	$21,298,487	$33,081,339	$32,639,186	$38,400,101
235,274	(86,900)	225	1,189,957	(10,967,121)	4,818,591	(5,396,279)
3,004,321	(1,599,833)	(1,670,522)	4,965,932	19,244,305	7,122,022	16,149,032

9,588,933	503,690	77,429	27,454,376	41,358,523	44,579,799	49,152,854

(6,185,557)	(2,192,792)	(1,321,593)	(21,224,114)	(33,430,307)	(36,386,540)	(37,484,424)

229,512,526	147,541,251	184,042,353	112,799,393	272,660,037	226,824,498	764,101,499
(5,860,423)	(2,834,641)	-	(24,889,619)	(109,449,136)	(594,195,221)	(40,099,794)

223,652,103	144,706,610	184,042,353	87,909,774	163,210,901	(367,370,723)	724,001,705

227,055,479	143,017,508	182,798,189	94,140,036	171,139,117	(359,177,464)	735,670,135

143,017,508	-	-	652,920,878	481,781,761	1,136,056,362	400,386,227

$370,072,987	$143,017,508	$182,798,189	$747,060,914	$652,920,878	$776,878,898	$1,136,056,362

11,550,000	7,350,001	8,850,001	5,000,000	12,200,000	10,000,000	34,100,000
(300,000)	(150,000)	-	(1,100,000)	(4,900,000)	(26,200,000)	(1,800,000)
7,200,001	-	-	29,000,000	21,700,000	50,200,000	17,900,000

18,450,001	7,200,001	8,850,001	32,900,000	29,000,000	34,000,000	50,200,000

309

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)		Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$12,407,962	$16,035,319	$4,717,824	$4,988,098
Net realized gain (loss)	(2,898,919)	(5,674,439)	(663,136)	(1,421,731)
Change in net unrealized appreciation	5,671,578	7,517,896	3,660,371	1,797,667

Net increase in net assets resulting from operations	15,180,621	17,878,776	7,715,059	5,364,034

Distributions to Shareholders from:
Distributable earnings	(12,330,111)	(16,049,115)	(4,619,489)	(4,974,891)

Shareholder Transactions:
Proceeds from shares sold	156,159,014	127,337,268	68,218,111	60,538,932
Value of shares repurchased	(6,920,407)	(15,796,746)	-	-

Net increase in net assets resulting from share transactions	149,238,607	111,540,522	68,218,111	60,538,932

Net increase in net assets	152,089,117	113,370,183	71,313,681	60,928,075

Net assets:
Beginning of period	304,199,033	190,828,850	106,308,372	45,380,297

End of period	$456,288,150	$304,199,033	$177,622,053	$106,308,372

Changes in Shares Outstanding:
Shares sold	6,800,000	5,600,000	3,100,000	2,800,000
Shares repurchased	(300,000)	(700,000)	-	-
Shares outstanding, beginning of period	13,300,001	8,400,001	4,900,001	2,100,001

Shares outstanding, end of period	19,800,001	13,300,001	8,000,001	4,900,001

(a)	For the period September 6, 2022 (commencement of investment operations) through August 31, 2023.
(b)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

310

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)		Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)		Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)		Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Period Ended August 31, 2023(a)	Period Ended February 29, 2024(b)

$3,591,540	$2,616,860	$919,644	$916,442	$844,973	$495,915	$337,402
(504,889)	(865,202)	(110,089)	(274,789)	31,803	(68,303)	111,562
2,528,401	639,395	908,208	220,017	841,367	15,783	58,778

5,615,052	2,391,053	1,717,763	861,670	1,718,143	443,395	507,742

(3,398,567)	(2,606,497)	(882,620)	(911,111)	(834,342)	(496,088)	(323,834)

93,739,467	41,934,639	18,681,460	14,176,869	29,852,082	12,397,172	23,177,755
-	-	-	(1,979,925)	-	-	(2,618,016)

93,739,467	41,934,639	18,681,460	12,196,944	29,852,082	12,397,172	20,559,739

95,955,952	41,719,195	19,516,603	12,147,503	30,735,883	12,344,479	20,743,647

65,038,350	23,319,155	20,329,533	8,182,030	12,344,479	-	-

$160,994,302	$65,038,350	$39,846,136	$20,329,533	$43,080,362	$12,344,479	$20,743,647

4,400,000	2,000,000	900,000	700,000	1,200,000	500,001	900,001
-	-	-	(100,000)	-	-	(100,000)
3,100,001	1,100,001	1,000,001	400,001	500,001	-	-

7,500,001	3,100,001	1,900,001	1,000,001	1,700,001	500,001	800,001

311

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco BulletShares 2024 Municipal Bond ETF (BSMO)		Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$2,478,922	$3,319,883	$2,321,626	$2,764,069
Net realized gain (loss)	(9,444)	(35,194)	(993)	(296,759)
Change in net unrealized appreciation (depreciation)	1,210,059	(191,761)	1,778,337	(526,414)

Net increase in net assets resulting from operations	3,679,537	3,092,928	4,098,970	1,940,896

Distributions to Shareholders from:
Distributable earnings	(2,448,510)	(3,395,614)	(2,288,981)	(2,772,968)

Shareholder Transactions:
Proceeds from shares sold	27,147,894	101,050,182	45,902,885	91,981,102
Value of shares repurchased	(7,451,914)	-	-	-
Transaction fees	55,446	252,625	84,238	229,953

Net increase in net assets resulting from share transactions	19,751,426	101,302,807	45,987,123	92,211,055

Net increase in net assets	20,982,453	101,000,121	47,797,112	91,378,983

Net assets:
Beginning of period	195,085,898	94,085,777	166,909,355	75,530,372

End of period	$216,068,351	$195,085,898	$214,706,467	$166,909,355

Changes in Shares Outstanding:
Shares sold	1,100,000	4,100,000	1,900,000	3,800,000
Shares repurchased	(300,000)	-	-	-
Shares outstanding, beginning of period	7,900,001	3,800,001	6,900,001	3,100,001

Shares outstanding, end of period	8,700,001	7,900,001	8,800,001	6,900,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

312

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)		Invesco BulletShares 2027 Municipal Bond ETF (BSMR)		Invesco BulletShares 2028 Municipal Bond ETF (BSMS)		Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023

$1,829,525	$2,139,596	$1,419,746	$1,779,822	$1,133,012	$1,347,779	$846,606	$1,019,668
(53,408)	(251,703)	139	(13,991)	(86,833)	(251,344)	1,555	(251,014)
1,747,254	(569,644)	1,484,726	(469,520)	1,808,064	(56,364)	1,501,844	(5,521)

3,523,371	1,318,249	2,904,611	1,296,311	2,854,243	1,040,071	2,350,005	763,133

(1,776,095)	(2,174,116)	(1,406,561)	(1,774,812)	(1,117,337)	(1,345,331)	(828,653)	(1,015,265)

56,105,213	72,368,765	30,603,397	65,296,405	30,092,356	48,379,989	36,807,256	29,480,296
-	-	-	-	-	-	-	-
140,263	180,922	76,509	163,241	75,231	120,950	92,018	73,701

56,245,476	72,549,687	30,679,906	65,459,646	30,167,587	48,500,939	36,899,274	29,553,997

57,992,752	71,693,820	32,177,956	64,981,145	31,904,493	48,195,679	38,420,626	29,301,865

114,134,830	42,441,010	90,899,810	25,918,665	69,137,400	20,941,721	47,616,034	18,314,169

$172,127,582	$114,134,830	$123,077,766	$90,899,810	$101,041,893	$69,137,400	$86,036,660	$47,616,034

2,400,000	3,100,000	1,300,000	2,800,000	1,300,000	2,100,000	1,600,000	1,300,000
-	-	-	-	-	-	-	-
4,900,001	1,800,001	3,900,001	1,100,001	3,000,001	900,001	2,100,001	800,001

7,300,001	4,900,001	5,200,001	3,900,001	4,300,001	3,000,001	3,700,001	2,100,001

313

Statements of Changes in Net Assets–(continued)

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco BulletShares 2030 Municipal Bond ETF (BSMU)		Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$948,215	$982,107	$638,448	$468,815
Net realized gain (loss)	1,694	(371,718)	(63)	(75,360)
Change in net unrealized appreciation (depreciation)	1,980,347	(285,726)	2,041,724	(359,114)

Net increase (decrease) in net assets resulting from operations	2,930,256	324,663	2,680,109	34,341

Distributions to Shareholders from:
Distributable earnings	(928,319)	(982,991)	(613,396)	(473,004)

Shareholder Transactions:
Proceeds from shares sold	28,253,062	28,348,103	24,462,245	16,906,619
Transaction fees	70,633	70,870	61,156	42,267

Net increase in net assets resulting from share transactions	28,323,695	28,418,973	24,523,401	16,948,886

Net increase in net assets	30,325,632	27,760,645	26,590,114	16,510,223

Net assets:
Beginning of period	51,638,893	23,878,248	28,943,303	12,433,080

End of period	$81,964,525	$51,638,893	$55,533,417	$28,943,303

Changes in Shares Outstanding:
Shares sold	1,300,000	1,300,000	1,200,000	800,000
Shares outstanding, beginning of period	2,400,001	1,100,001	1,400,001	600,001

Shares outstanding, end of period	3,700,001	2,400,001	2,600,001	1,400,001

(a)	For the period February 27, 2023 (commencement of investment operations) through August 31, 2023.
(b)	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

314

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)		Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
Six Months Ended February 29, 2024	Period Ended August 31, 2023(a)	Period Ended February 29, 2024(b)

$682,757	$139,743	$209,118
73,836	156	3,314
1,942,764	(371,433)	432,849

2,699,357	(231,534)	645,281

(644,701)	(142,431)	(220,017)

36,975,298	20,171,154	28,404,321
92,438	37,928	58,511

37,067,736	20,209,082	28,462,832

39,122,392	19,835,117	28,888,096

19,835,117	-	-

$58,957,509	$19,835,117	$28,888,096

1,500,000	800,001	1,100,001
800,001	-	-

2,300,001	800,001	1,100,001

315

Financial Highlights

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023		2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$20.66		$20.69		$22.16	$22.26	$21.44	$20.15

Net investment income(a)	0.31		0.57		0.41	0.44	0.58	0.68
Net realized and unrealized gain (loss) on investments	0.28		(0.03	)(b)	(1.45)	(0.09)	0.83	1.30

Total from investment operations	0.59		0.54		(1.04)	0.35	1.41	1.98

Distributions to shareholders from:
Net investment income	(0.31)		(0.57)		(0.39)	(0.45)	(0.59)	(0.69)
Net realized gains	-		-		(0.04)	-	-	-

Total distributions	(0.31)		(0.57)		(0.43)	(0.45)	(0.59)	(0.69)

Net asset value at end of period	$20.94		$20.66		$20.69	$22.16	$22.26	$21.44

Market price at end of period(c)	$20.95		$20.67		$20.67	$22.18	$22.28	$21.50

Net Asset Value Total Return(d)	2.87%		2.67%		(4.76)%	1.59%	6.72%	10.08%
Market Price Total Return(d)	2.87%		2.81%		(4.93)%	1.59%	6.51%	10.11%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,624,880		$3,892,632		$3,299,476	$1,632,038	$1,085,251	$575,698
Ratio to average net assets of:
Expenses	0.10	%(e)	0.10%		0.10%	0.10%	0.10%	0.10%
Net investment income	2.99	%(e)	2.79%		1.93%	2.00%	2.70%	3.29%
Portfolio turnover rate(f)	1%		3%		11%	7%	6%	5%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

316

Financial Highlights–(continued)

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$20.17		$20.40	$22.30	$22.44	$21.41	$19.89

Net investment income(a)	0.38		0.64	0.41	0.41	0.60	0.70
Net realized and unrealized gain (loss) on investments	0.22		(0.25)	(1.88)	(0.13)	1.05	1.51

Total from investment operations	0.60		0.39	(1.47)	0.28	1.65	2.21

Distributions to shareholders from:
Net investment income	(0.37)		(0.62)	(0.39)	(0.42)	(0.62)	(0.69)
Net realized gains	-		-	(0.04)	-	-	-

Total distributions	(0.37)		(0.62)	(0.43)	(0.42)	(0.62)	(0.69)

Net asset value at end of period	$20.40		$20.17	$20.40	$22.30	$22.44	$21.41

Market price at end of period(b)	$20.42		$20.18	$20.37	$22.31	$22.45	$21.44

Net Asset Value Total Return(c)	3.02%		1.99%	(6.63)%	1.25%	7.86%	11.39%
Market Price Total Return(c)	3.06%		2.19%	(6.81)%	1.25%	7.75%	11.14%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,623,227		$2,846,919	$1,664,398	$1,056,865	$632,834	$311,561
Ratio to average net assets of:
Expenses	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.77	%(d)	3.20%	1.93%	1.85%	2.77%	3.42%
Portfolio turnover rate(e)	1%		1%	10%	8%	9%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

317

Financial Highlights–(continued)

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022		2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$18.93		$19.26	$21.56		$21.75	$20.57	$18.84

Net investment income(a)	0.36		0.65	0.43		0.43	0.57	0.66
Net realized and unrealized gain (loss) on investments	0.23		(0.34)	(2.31)		(0.18)	1.20	1.71

Total from investment operations	0.59		0.31	(1.88)		0.25	1.77	2.37

Distributions to shareholders from:
Net investment income	(0.36)		(0.64)	(0.42)		(0.44)	(0.58)	(0.66)
Net realized gains	-		-	(0.00	)(b)	-	(0.02)	(0.00	)(b)

Total distributions	(0.36)		(0.64)	(0.42)		(0.44)	(0.60)	(0.66)

Transaction fees(a)	-		-	-		-	0.01	0.02

Net asset value at end of period	$19.16		$18.93	$19.26		$21.56	$21.75	$20.57

Market price at end of period(c)	$19.18		$18.94	$19.21		$21.58	$21.78	$20.62

Net Asset Value Total Return(d)	3.13%		1.64%	(8.79)%		1.16%	8.85%	13.05%
Market Price Total Return(d)	3.18%		1.95%	(9.11)%		1.11%	8.73%	13.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,767,752		$1,982,408	$1,178,455		$578,885	$293,682	$132,679
Ratio to average net assets of:
Expenses	0.10	%(e)	0.10%	0.10%		0.10%	0.10%	0.10%
Net investment income	3.84	%(e)	3.42%	2.17%		2.01%	2.76%	3.42%
Portfolio turnover rate(f)	2%		1%	4%		2%	7%	4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

318

Financial Highlights–(continued)

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$18.99		$19.37	$22.01	$22.06	$20.99	$19.13

Net investment income(a)	0.40		0.68	0.46	0.47	0.60	0.71
Net realized and unrealized gain (loss) on investments	0.20		(0.39)	(2.64)	(0.05)	1.08	1.84

Total from investment operations	0.60		0.29	(2.18)	0.42	1.68	2.55

Distributions to shareholders from:
Net investment income	(0.38)		(0.66)	(0.45)	(0.47)	(0.61)	(0.72)
Net realized gains	-		(0.01)	(0.01)	-	(0.01)	-

Total distributions	(0.38)		(0.67)	(0.46)	(0.47)	(0.62)	(0.72)

Transaction fees(a)	-		-	-	-	0.01	0.03

Net asset value at end of period	$19.21		$18.99	$19.37	$22.01	$22.06	$20.99

Market price at end of period(b)	$19.21		$19.00	$19.29	$22.04	$22.07	$21.05

Net Asset Value Total Return(c)	3.21%		1.53%	(9.99)%	1.94%	8.25%	13.87%
Market Price Total Return(c)	3.16%		2.01%	(10.48)%	2.04%	7.98%	14.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,697,199		$1,062,506	$479,527	$353,298	$231,616	$72,410
Ratio to average net assets of:
Expenses	0.10	%(d)	0.10%	0.10%	0.10%	0.10%	0.11	%(e)
Net investment income	4.20	%(d)	3.60%	2.26%	2.15%	2.83%	3.64	%(e)
Portfolio turnover rate(f)	0%		1%	4%	2%	7%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

319

Financial Highlights–(continued)

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021		2020		2019
Per Share Operating Performance:
Net asset value at beginning of period	$19.68		$20.03	$23.17	$23.25		$22.11		$20.06

Net investment income(a)	0.44		0.76	0.47	0.52		0.64		0.77
Net realized and unrealized gain (loss) on investments	0.26		(0.38)	(3.13)	(0.09	)(b)	1.12		1.97

Total from investment operations	0.70		0.38	(2.66)	0.43		1.76		2.74

Distributions to shareholders from:
Net investment income	(0.42)		(0.73)	(0.47)	(0.51)		(0.65)		(0.76)
Net realized gains	-		-	(0.01)	-		(0.00	)(c)	-

Total distributions	(0.42)		(0.73)	(0.48)	(0.51)		(0.65)		(0.76)

Transaction fees(a)	-		-	-	-		0.03		0.07

Net asset value at end of period	$19.96		$19.68	$20.03	$23.17		$23.25		$22.11

Market price at end of period(d)	$19.96		$19.69	$19.96	$23.18		$23.25		$22.17

Net Asset Value Total Return(e)	3.57%		1.97%	(11.62)%	1.90%		8.33%		14.38%
Market Price Total Return(e)	3.52%		2.38%	(11.96)%	1.95%		8.03%		14.51%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,464,017		$720,429	$273,454	$225,925		$129,018		$36,483
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10%	0.10%		0.10%		0.12	%(g)
Net investment income	4.51	%(f)	3.86%	2.20%	2.24%		2.89%		3.74	%(g)
Portfolio turnover rate(h)	0	%(i)	1%	7%	2%		3%		1%

(a)	Based on average shares outstanding.
(b)

Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

320

Financial Highlights–(continued)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

	Six Months Ended February 29, 2024		Years Ended August 31,					For the Period September 10, 2019(a) Through August 31,
	(Unaudited)		2023	2022		2021		2020
Per Share Operating Performance:
Net asset value at beginning of period	$17.89		$18.22	$21.37		$21.51		$20.00

Net investment income(b)	0.40		0.69	0.43		0.42		0.51
Net realized and unrealized gain (loss) on investments	0.24		(0.38)	(3.15)		(0.14)		1.47

Total from investment operations	0.64		0.31	(2.72)		0.28		1.98

Distributions to shareholders from:
Net investment income	(0.38)		(0.64)	(0.43)		(0.42)		(0.51)
Net realized gains	-		-	(0.00	)(c)	-		-

Total distributions	(0.38)		(0.64)	(0.43)		(0.42)		(0.51)

Transaction fees(b)	-		-	-		-		0.04

Net asset value at end of period	$18.15		$17.89	$18.22		$21.37		$21.51

Market price at end of period(d)	$18.17		$17.90	$18.14		$21.39		$21.51

Net Asset Value Total Return(e)	3.63%		1.79%	(12.84)%		1.31%		10.29	%(f)
Market Price Total Return(e)	3.69%		2.29%	(13.30)%		1.41%		10.28	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$833,187		$394,520	$128,462		$112,209		$25,815
Ratio to average net assets of:
Expenses	0.10	%(g)	0.10%	0.10%		0.10%		0.10	%(g)
Net investment income	4.49	%(g)	3.85%	2.19%		1.98%		2.55	%(g)
Portfolio turnover rate(h)	0%		1%	6%		0	%(i)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 10.96%. The market price total return from Fund Inception to August 31, 2020 was 10.45%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(i)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

321

Financial Highlights–(continued)

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period September 14, 2020(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$16.04		$16.48	$19.77	$20.00

Net investment income(b)	0.38		0.65	0.45	0.36
Net realized and unrealized gain (loss) on investments	0.18		(0.45)	(3.32)	(0.27)

Total from investment operations	0.56		0.20	(2.87)	0.09

Distributions to shareholders from:
Net investment income	(0.35)		(0.64)	(0.42)	(0.32)

Net asset value at end of period	$16.25		$16.04	$16.48	$19.77

Market price at end of period(c)	$16.27		$16.03	$16.38	$19.79

Net Asset Value Total Return(d)	3.55%		1.27%	(14.67)%	0.45	%(e)
Market Price Total Return(d)	3.74%		1.82%	(15.27)%	0.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$621,732		$257,396	$101,365	$26,691
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10%	0.10	%(f)
Net investment income	4.75	%(f)	4.06%	2.60%	1.89	%(f)
Portfolio turnover rate(g)	0	%(h)	0%	3%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 0.55%. The market price total return from Fund Inception to August 31, 2021 was 0.55%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

322

Financial Highlights–(continued)

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$15.77		$16.36	$20.00

Net investment income(b)	0.39		0.73	0.47
Net realized and unrealized gain (loss) on investments	0.17		(0.62)	(3.68)

Total from investment operations	0.56		0.11	(3.21)

Distributions to shareholders from:
Net investment income	(0.37)		(0.70)	(0.43)

Net asset value at end of period	$15.96		$15.77	$16.36

Market price at end of period(c)	$15.97		$15.77	$16.30

Net Asset Value Total Return(d)	3.64%		0.73%	(16.17	)%(e)
Market Price Total Return(d)	3.70%		1.10%	(16.48	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$397,524		$193,984	$39,269
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10%	0.10	%(f)
Net investment income	5.03	%(f)	4.63%	2.81	%(f)
Portfolio turnover rate(g)	0%		0%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (16.25)%. The market price total return from Fund Inception to August 31, 2022 was (16.60)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

323

Financial Highlights–(continued)

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

	Six Months Ended February 29, 2024 (Unaudited)		For the Period September 6, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$19.86		$20.00

Net investment income(b)	0.52		0.99
Net realized and unrealized gain (loss) on investments	0.18		(0.25)

Total from investment operations	0.70		0.74

Distributions to shareholders from:
Net investment income	(0.50)		(0.88)

Net asset value at end of period	$20.06		$19.86

Market price at end of period(c)	$20.08		$19.86

Net Asset Value Total Return(d)	3.58%		3.74	%(e)
Market Price Total Return(d)	3.68%		3.75	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$370,073		$143,018
Ratio to average net assets of:
Expenses	0.10	%(f)	0.10	%(f)
Net investment income	5.28	%(f)	5.08	%(f)
Portfolio turnover rate(g)	0%		7%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 3.40%. The market price total return from Fund Inception to August 31, 2023 was 3.43%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

324

Financial Highlights–(continued)

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

	For the Period September 18, 2023(a) Through February 29, 2024 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$20.00

Net investment income(b)	0.47
Net realized and unrealized gain on investments	0.55

Total from investment operations	1.02

Distributions to shareholders from:
Net investment income	(0.36)

Net asset value at end of period	$20.66

Market price at end of period(c)	$20.69

Net Asset Value Total Return(d)	5.14	%(e)
Market Price Total Return(d)	5.29	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$182,798
Ratio to average net assets of:
Expenses	0.12	%(f)
Net investment income	5.11	%(f)
Portfolio turnover rate(g)	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to February 29, 2024 was 5.41%. The market price total return from Fund Inception to February 29, 2024 was 5.45%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

325

Financial Highlights–(continued)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.51		$22.20	$25.09	$24.34	$25.20	$24.85

Net investment income(a)	0.68		1.34	1.00	1.06	1.17	1.34
Net realized and unrealized gain (loss) on investments	0.20		0.31	(2.91)	0.75	(0.87)	0.39

Total from investment operations	0.88		1.65	(1.91)	1.81	0.30	1.73

Distributions to shareholders from:
Net investment income	(0.68)		(1.34)	(0.98)	(1.06)	(1.18)	(1.37)
Net realized gains	-		-	-	-	-	(0.05)

Total distributions	(0.68)		(1.34)	(0.98)	(1.06)	(1.18)	(1.42)

Transaction fees(a)	-		-	-	-	0.02	0.04

Net asset value at end of period	$22.71		$22.51	$22.20	$25.09	$24.34	$25.20

Market price at end of period(b)	$22.71		$22.54	$22.14	$25.10	$24.34	$25.22

Net Asset Value Total Return(c)	3.96%		7.70%	(7.76)%	7.60%	1.45%	7.44%
Market Price Total Return(c)	3.81%		8.13%	(8.04)%	7.64%	1.38%	7.22%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$747,061		$652,921	$481,782	$363,855	$175,241	$98,261
Ratio to average net assets of:
Expenses, after Waivers	0.41	%(d)	0.42%	0.42%	0.42%	0.42%	0.42	%(e)
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.43	%(e)
Net investment income	6.06	%(d)	6.01%	4.24%	4.26%	4.84%	5.43	%(e)
Portfolio turnover rate(f)	34%		78%	58%	52%	34%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

326

Financial Highlights–(continued)

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.63		$22.37	$24.61	$23.77	$24.48	$24.28

Net investment income(a)	0.79		1.49	1.10	1.10	1.27	1.43
Net realized and unrealized gain (loss) on investments	0.35		0.19	(2.26)	0.85	(0.71)	0.15

Total from investment operations	1.14		1.68	(1.16)	1.95	0.56	1.58

Distributions to shareholders from:
Net investment income	(0.92)		(1.42)	(1.08)	(1.11)	(1.29)	(1.43)

Transaction fees(a)	-		-	-	-	0.02	0.05

Net asset value at end of period	$22.85		$22.63	$22.37	$24.61	$23.77	$24.48

Market price at end of period(b)	$22.87		$22.67	$22.28	$24.63	$23.74	$24.53

Net Asset Value Total Return(c)	5.17%		7.79%	(4.84)%	8.37%	2.58%	7.06%

Market Price Total Return(c)	5.07%		8.41%	(5.29)%	8.60%	2.26%	7.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$776,879		$1,136,056	$400,386	$292,895	$130,753	$75,879
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.42	%(e)
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.43	%(e)
Net investment income	7.05	%(d)	6.69%	4.66%	4.52%	5.42%	5.98	%(e)
Portfolio turnover rate(f)	40%		33%	42%	57%	26%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

327

Financial Highlights–(continued)

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$22.87		$22.72	$25.73	$24.93	$25.70	$25.14

Net investment income(a)	0.79		1.46	1.18	1.12	1.24	1.45
Net realized and unrealized gain (loss) on investments	0.16		0.13	(3.02)	0.80	(0.74)	0.51

Total from investment operations	0.95		1.59	(1.84)	1.92	0.50	1.96

Distributions to shareholders from:
Net investment income	(0.78)		(1.44)	(1.17)	(1.12)	(1.28)	(1.51)
Net realized gains	-		-	-	-	(0.02)	-

Total distributions	(0.78)		(1.44)	(1.17)	(1.12)	(1.30)	(1.51)

Transaction fees(a)	-		-	-	-	0.03	0.11

Net asset value at end of period	$23.04		$22.87	$22.72	$25.73	$24.93	$25.70

Market price at end of period(b)	$23.09		$22.90	$22.59	$25.74	$24.88	$25.75

Net Asset Value Total Return(c)	4.23%		7.29%	(7.33)%	7.86%	2.31%	8.62%
Market Price Total Return(c)	4.31%		8.04%	(7.89)%	8.12%	1.91%	8.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$456,288		$304,199	$190,829	$115,768	$74,780	$25,702
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.44	%(e)
Expenses, prior to Waivers	0.42	%(d)	0.42%	0.42%	0.42%	0.42%	0.45	%(e)
Net investment income	6.94	%(d)	6.45%	4.88%	4.41%	5.07%	5.79	%(e)
Portfolio turnover rate(f)	16%		14%	32%	37%	35%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.03%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

328

Financial Highlights–(continued)

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 10, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$21.70		$21.61	$25.59	$24.91	$25.00

Net investment income(b)	0.76		1.40	1.08	1.08	1.15
Net realized and unrealized gain (loss) on investments	0.47		0.04	(3.85)	0.70	(0.27)

Total from investment operations	1.23		1.44	(2.77)	1.78	0.88

Distributions to shareholders from:
Net investment income	(0.73)		(1.35)	(1.10)	(1.10)	(1.06)
Net realized gains	-		-	(0.11)	-	-

Total distributions	(0.73)		(1.35)	(1.21)	(1.10)	(1.06)

Transaction fees(b)	-		-	-	-	0.09

Net asset value at end of period	$22.20		$21.70	$21.61	$25.59	$24.91

Market price at end of period(c)	$22.25		$21.74	$21.48	$25.61	$24.84

Net Asset Value Total Return(d)	5.80%		6.95%	(11.14)%	7.29%	4.12	%(e)
Market Price Total Return(d)	5.83%		7.78%	(11.75)%	7.68%	3.84	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$177,622		$106,308	$45,380	$43,509	$19,925
Ratio to average net assets of:
Expenses, after Waivers	0.42	%(f)	0.42%	0.42%	0.42%	0.41	%(f)
Expenses, prior to Waivers	0.42	%(f)	0.42%	0.42%	0.42%	0.42	%(f)
Net investment income	6.99	%(f)	6.52%	4.52%	4.25%	4.90	%(f)
Portfolio turnover rate(g)	6%		10%	25%	33%	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.32%. The market price total return from Fund Inception to August 31, 2020 was 3.84%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

329

Financial Highlights–(continued)

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period September 14, 2020(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$20.98		$21.20	$25.58	$25.00

Net investment income(b)	0.77		1.42	1.16	1.03
Net realized and unrealized gain (loss) on investments	0.46		(0.27)	(4.30)	0.51

Total from investment operations	1.23		1.15	(3.14)	1.54

Distributions to shareholders from:
Net investment income	(0.74)		(1.37)	(1.14)	(0.96)
Net realized gains	-		-	(0.10)	-

Total distributions	(0.74)		(1.37)	(1.24)	(0.96)

Net asset value at end of period	$21.47		$20.98	$21.20	$25.58

Market price at end of period(c)	$21.53		$21.02	$21.13	$25.61

Net Asset Value Total Return(d)	5.98%		5.70%	(12.60)%	6.25	%(e)
Market Price Total Return(d)	6.07%		6.23%	(12.99)%	6.37	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$160,994		$65,038	$23,319	$15,347
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42%	0.42%	0.43	%(f)
Net investment income	7.40	%(f)	6.80%	4.99%	4.21	%(f)
Portfolio turnover rate(g)	4%		5%	17%	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 6.92%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

330

Financial Highlights–(continued)

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.33		$20.46	$25.00

Net investment income(b)	0.70		1.30	1.07
Net realized and unrealized gain (loss) on investments	0.61		(0.16)	(4.59)

Total from investment operations	1.31		1.14	(3.52)

Distributions to shareholders from:
Net investment income	(0.67)		(1.27)	(1.02)

Net asset value at end of period	$20.97		$20.33	$20.46

Market price at end of period(c)	$21.02		$20.38	$20.41

Net Asset Value Total Return(d)	6.61%		5.82%	(14.35	)%(e)
Market Price Total Return(d)	6.59%		6.32%	(14.56	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,846		$20,330	$8,182
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42%	0.42	%(f)
Net investment income	6.92	%(f)	6.45%	5.01	%(f)
Portfolio turnover rate(g)	4%		6%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (14.42)%. The market price total return from Fund Inception to August 31, 2022 was (14.87)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

331

Financial Highlights–(continued)

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

	Six Months Ended February 29, 2024		For the Period September 6, 2022(a) Through August 31,
	(Unaudited)		2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.69		$25.00

Net investment income(b)	0.90		1.75
Net realized and unrealized gain (loss) on investments	0.46		(0.35)

Total from investment operations	1.36		1.40

Distributions to shareholders from:
Net investment income	(0.71)		(1.71)

Net asset value at end of period	$25.34		$24.69

Market price at end of period(c)	$25.37		$24.73

Net Asset Value Total Return(d)	6.26%		5.91	%(e)
Market Price Total Return(d)	6.21%		6.06	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,080		$12,344
Ratio to average net assets of:
Expenses	0.42	%(f)	0.42	%(f)
Net investment income	7.33	%(f)	7.25	%(f)
Portfolio turnover rate(g)	9%		11%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 8, 2022, the first day of trading on the exchange) to August 31, 2023 was 5.19%. The market price total return from Fund Inception to August 31, 2023 was 4.76%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

332

Financial Highlights–(continued)

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

	For the Period September 18, 2023(a) Through February 29, 2024
	(Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.79
Net realized and unrealized gain on investments	0.83

Total from investment operations	1.62

Distributions to shareholders from:
Net investment income	(0.69)

Net asset value at end of period	$25.93

Market price at end of period(c)	$25.97

Net Asset Value Total Return(d)	6.57	%(e)
Market Price Total Return(d)	6.72	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,744
Ratio to average net assets of:
Expenses	0.43	%(f)
Net investment income	6.96	%(f)
Portfolio turnover rate(g)	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to February 29, 2024 was 6.78%. The market price total return from Fund Inception to February 29, 2024 was 6.81%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

333

Financial Highlights–(continued)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.69		$24.76	$25.79	$25.52	$25.00

Net investment income(b)	0.29		0.51	0.22	0.17	0.30
Net realized and unrealized gain (loss) on investments	0.14		(0.12)	(1.17)	0.22	0.52

Total from investment operations	0.43		0.39	(0.95)	0.39	0.82

Distributions to shareholders from:
Net investment income	(0.29)		(0.50)	(0.15)	(0.18)	(0.30)

Transaction fees(b)	0.01		0.04	0.07	0.06	-

Net asset value at end of period	$24.84		$24.69	$24.76	$25.79	$25.52

Market price at end of period(c)	$24.77		$24.72	$24.83	$25.87	$25.62

Net Asset Value Total Return(d)	1.78%		1.76%	(3.40)%	1.77%	3.30	%(e)
Market Price Total Return(d)	1.37%		1.58%	(3.43)%	1.69%	3.71	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$216,068		$195,086	$94,086	$36,106	$12,762
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.37	%(f)	2.06%	0.90%	0.67%	1.26	%(f)
Portfolio turnover rate(g)	12%		3%	1%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.30%. The market price total return from Fund Inception to August 31, 2020 was 3.71%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

334

Financial Highlights–(continued)

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$24.19		$24.36	$26.02	$25.71	$25.00

Net investment income(b)	0.29		0.51	0.24	0.22	0.33
Net realized and unrealized gain (loss) on investments	0.20		(0.23)	(1.73)	0.25	0.71

Total from investment operations	0.49		0.28	(1.49)	0.47	1.04

Distributions to shareholders from:
Net investment income	(0.29)		(0.49)	(0.22)	(0.23)	(0.33)

Transaction fees(b)	0.01		0.04	0.05	0.07	-

Net asset value at end of period	$24.40		$24.19	$24.36	$26.02	$25.71

Market price at end of period(c)	$24.46		$24.26	$24.40	$26.08	$25.78

Net Asset Value Total Return(d)	2.07%		1.34%	(5.56)%	2.12%	4.19	%(e)
Market Price Total Return(d)	2.01%		1.45%	(5.62)%	2.08%	4.48	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$214,706		$166,909	$75,530	$39,032	$10,282
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.44	%(f)	2.10%	0.97%	0.84%	1.39	%(f)
Portfolio turnover rate(g)	1%		5%	2%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.19%. The market price total return from Fund Inception to August 31, 2020 was 4.44%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

335

Financial Highlights–(continued)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.29		$23.58	$25.99	$25.48	$25.00

Net investment income(b)	0.31		0.57	0.33	0.31	0.40
Net realized and unrealized gain (loss) on investments	0.26		(0.35)	(2.48)	0.49	0.48

Total from investment operations	0.57		0.22	(2.15)	0.80	0.88

Distributions to shareholders from:
Net investment income	(0.30)		(0.56)	(0.30)	(0.32)	(0.40)

Transaction fees(b)	0.02		0.05	0.04	0.03	-

Net asset value at end of period	$23.58		$23.29	$23.58	$25.99	$25.48

Market price at end of period(c)	$23.67		$23.36	$23.61	$26.07	$25.54

Net Asset Value Total Return(d)	2.55%		1.16%	(8.16)%	3.27%	3.58	%(e)
Market Price Total Return(d)	2.62%		1.33%	(8.32)%	3.34%	3.83	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$172,128		$114,135	$42,441	$23,391	$12,740
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.68	%(f)	2.42%	1.36%	1.22%	1.70	%(f)
Portfolio turnover rate(g)	1%		7%	11%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.58%. The market price total return from Fund Inception to August 31, 2020 was 4.20%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

336

Financial Highlights–(continued)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.31		$23.56	$25.91	$25.34	$25.00

Net investment income(b)	0.32		0.61	0.30	0.26	0.37
Net realized and unrealized gain (loss) on investments	0.34		(0.35)	(2.40)	0.57	0.26

Total from investment operations	0.66		0.26	(2.10)	0.83	0.63

Distributions to shareholders from:
Net investment income	(0.32)		(0.57)	(0.28)	(0.27)	(0.36)
Return of capital	-		-	-	-	(0.04)

Total distributions	(0.32)		(0.57)	(0.28)	(0.27)	(0.40)

Transaction fees(b)	0.02		0.06	0.03	0.01	0.11

Net asset value at end of period	$23.67		$23.31	$23.56	$25.91	$25.34

Market price at end of period(c)	$23.75		$23.36	$23.58	$25.95	$25.42

Net Asset Value Total Return(d)	2.94%		1.37%	(8.03)%	3.32%	3.02	%(e)
Market Price Total Return(d)	3.06%		1.50%	(8.09)%	3.15%	3.34	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$123,078		$90,900	$25,919	$18,140	$15,204
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.78	%(f)	2.59%	1.23%	1.03%	1.58	%(f)
Portfolio turnover rate(g)	0	%(h)	2%	9%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 3.02%. The market price total return from Fund Inception to August 31, 2020 was 3.46%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

337

Financial Highlights–(continued)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$23.05		$23.27	$26.31	$25.70	$25.00

Net investment income(b)	0.32		0.58	0.34	0.38	0.43
Net realized and unrealized gain (loss) on investments	0.42		(0.31)	(3.03)	0.55	0.69

Total from investment operations	0.74		0.27	(2.69)	0.93	1.12

Distributions to shareholders from:
Net investment income	(0.31)		(0.54)	(0.33)	(0.40)	(0.42)
Net realized gains	-		-	(0.03)	-	-

Total distributions	(0.31)		(0.54)	(0.36)	(0.40)	(0.42)

Transaction fees(b)	0.02		0.05	0.01	0.08	-

Net asset value at end of period	$23.50		$23.05	$23.27	$26.31	$25.70

Market price at end of period(c)	$23.59		$23.12	$23.27	$26.36	$25.76

Net Asset Value Total Return(d)	3.34%		1.40%	(10.23)%	3.95%	4.56	%(e)
Market Price Total Return(d)	3.42%		1.70%	(10.41)%	3.91%	4.80	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$101,042		$69,137	$20,942	$18,419	$5,141
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.79	%(f)	2.50%	1.36%	1.45%	1.80	%(f)
Portfolio turnover rate(g)	3%		4%	6%	4%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.48%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

338

Financial Highlights–(continued)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

	Six Months Ended February 29, 2024		Years Ended August 31,			For the Period September 23, 2019(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$22.67		$22.89	$26.18	$25.67	$25.00

Net investment income(b)	0.31		0.58	0.36	0.36	0.44
Net realized and unrealized gain (loss) on investments	0.54		(0.29)	(3.31)	0.47	0.67

Total from investment operations	0.85		0.29	(2.95)	0.83	1.11

Distributions to shareholders from:
Net investment income	(0.30)		(0.55)	(0.36)	(0.39)	(0.44)

Transaction fees(b)	0.03		0.04	0.02	0.07	-

Net asset value at end of period	$23.25		$22.67	$22.89	$26.18	$25.67

Market price at end of period(c)	$23.35		$22.70	$22.91	$26.24	$25.70

Net Asset Value Total Return(d)	3.93%		1.44%	(11.28)%	3.52%	4.52	%(e)
Market Price Total Return(d)	4.24%		1.48%	(11.41)%	3.63%	4.64	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$86,037		$47,616	$18,314	$15,711	$5,133
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18%	0.18	%(f)
Net investment income	2.78	%(f)	2.53%	1.48%	1.40%	1.88	%(f)
Portfolio turnover rate(g)	0	%(h)	6%	13%	0%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 25, 2019, the first day of trading on the exchange) to August 31, 2020 was 4.60%. The market price total return from Fund Inception to August 31, 2020 was 4.68%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period September 14, 2020(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$21.52		$21.71	$25.61	$25.00

Net investment income(b)	0.31		0.58	0.44	0.37
Net realized and unrealized gain (loss) on investments	0.60		(0.24)	(4.01)	0.59

Total from investment operations	0.91		0.34	(3.57)	0.96

Distributions to shareholders from:
Net investment income	(0.30)		(0.57)	(0.41)	(0.35)

Transaction fees(b)	0.02		0.04	0.08	-

Net asset value at end of period	$22.15		$21.52	$21.71	$25.61

Market price at end of period(c)	$22.25		$21.56	$21.72	$25.69

Net Asset Value Total Return(d)	4.39%		1.77%	(13.72)%	3.87	%(e)
Market Price Total Return(d)	4.66%		1.91%	(13.95)%	4.19	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,965		$51,639	$23,878	$7,684
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)
Net investment income	2.89	%(f)	2.68%	1.89%	1.52	%(f)
Portfolio turnover rate(g)	1%		11%	28%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 16, 2020, the first day of trading on the exchange) to August 31, 2021 was 4.04%. The market price total return from Fund Inception to August 31, 2021 was 4.23%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

	Six Months Ended February 29, 2024 (Unaudited)		Year Ended August 31, 2023	For the Period September 13, 2021(a) Through August 31, 2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.67		$20.72	$25.00

Net investment income(b)	0.31		0.54	0.41
Net realized and unrealized gain (loss) on investments	0.65		(0.10)	(4.37)

Total from investment operations	0.96		0.44	(3.96)

Distributions to shareholders from:
Net investment income	(0.30)		(0.54)	(0.38)

Transaction fees(b)	0.03		0.05	0.06

Net asset value at end of period	$21.36		$20.67	$20.72

Market price at end of period(c)	$21.45		$20.71	$20.70

Net Asset Value Total Return(d)	4.82%		2.38%	(15.72	)%(e)
Market Price Total Return(d)	5.05%		2.67%	(15.80	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$55,533		$28,943	$12,433
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18%	0.18	%(f)
Net investment income	3.01	%(f)	2.61%	1.93	%(f)
Portfolio turnover rate(g)	2%		6%	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 15, 2021, the first day of trading on the exchange) to August 31, 2022 was (15.51)%. The market price total return from Fund Inception to August 31, 2022 was (15.86)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

	Six Months Ended February 29, 2024 (Unaudited)		For the Period February 27, 2023(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$24.79		$25.00

Net investment income(b)	0.43		0.41
Net realized and unrealized gain (loss) on investments	0.74		(0.36)

Total from investment operations	1.17		0.05

Distributions to shareholders from:
Net investment income	(0.39)		(0.37)

Transaction fees(b)	0.06		0.11

Net asset value at end of period	$25.63		$24.79

Market price at end of period(c)	$25.71		$24.82

Net Asset Value Total Return(d)	5.02%		0.62	%(e)
Market Price Total Return(d)	5.22%		0.74	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,958		$19,835
Ratio to average net assets of:
Expenses	0.18	%(f)	0.18	%(f)
Net investment income	3.44	%(f)	3.26	%(f)
Portfolio turnover rate(g)	3%		3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (March 1, 2023, the first day of trading on the exchange) to August 31, 2023 was 0.78%. The market price total return from Fund Inception to August 31, 2023 was 0.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights–(continued)

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

	For the Period September 18, 2023(a) Through February 29, 2024 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00

Net investment income(b)	0.40
Net realized and unrealized gain on investments	1.15

Total from investment operations	1.55

Distributions to shareholders from:
Net investment income	(0.40)

Transaction fees(b)	0.11

Net asset value at end of period	$26.26

Market price at end of period(c)	$26.44

Net Asset Value Total Return(d)	6.69	%(e)
Market Price Total Return(d)	7.41	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$28,888
Ratio to average net assets of:
Expenses	0.18	%(f)
Net investment income	3.55	%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 20, 2023, the first day of trading on the exchange) to February 29, 2024 was 6.73%. The market price total return from Fund Inception to February 29, 2024 was 7.33%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)	“BulletShares 2024 Corporate Bond ETF”

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)	“BulletShares 2025 Corporate Bond ETF”

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)	“BulletShares 2026 Corporate Bond ETF”

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)	“BulletShares 2027 Corporate Bond ETF”

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)	“BulletShares 2028 Corporate Bond ETF”

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)	“BulletShares 2029 Corporate Bond ETF”

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)	“BulletShares 2030 Corporate Bond ETF”

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)	“BulletShares 2031 Corporate Bond ETF”

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)	“BulletShares 2032 Corporate Bond ETF”

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)	“BulletShares 2033 Corporate Bond ETF”

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)	“BulletShares 2024 High Yield Corporate Bond ETF”

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)	“BulletShares 2025 High Yield Corporate Bond ETF”

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)	“BulletShares 2026 High Yield Corporate Bond ETF”

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)	“BulletShares 2027 High Yield Corporate Bond ETF”

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)	“BulletShares 2028 High Yield Corporate Bond ETF”

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)	“BulletShares 2029 High Yield Corporate Bond ETF”

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)	“BulletShares 2030 High Yield Corporate Bond ETF”

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)	“BulletShares 2031 High Yield Corporate Bond ETF”

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)	“BulletShares 2024 Municipal Bond ETF”

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)	“BulletShares 2025 Municipal Bond ETF”

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)	“BulletShares 2026 Municipal Bond ETF”

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)	“BulletShares 2027 Municipal Bond ETF”

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)	“BulletShares 2028 Municipal Bond ETF”

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)	“BulletShares 2029 Municipal Bond ETF”

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)	“BulletShares 2030 Municipal Bond ETF”

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)	“BulletShares 2031 Municipal Bond ETF”

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)	“BulletShares 2032 Municipal Bond ETF”

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)	“BulletShares 2033 Municipal Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund (except for BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF, BulletShares 2031 Municipal Bond ETF, BulletShares 2032 Municipal Bond ETF and BulletShares 2033 Municipal Bond ETF (collectively, the “BulletShares Municipal Bond ETFs”)) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of the BulletShares Municipal Bond ETFs are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

BulletShares 2024 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2024 Index

BulletShares 2025 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2025 Index

BulletShares 2026 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2026 Index

BulletShares 2027 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2027 Index

BulletShares 2028 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2028 Index

BulletShares 2029 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2029 Index

BulletShares 2030 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2030 Index

BulletShares 2031 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2031 Index

BulletShares 2032 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2032 Index

BulletShares 2033 Corporate Bond ETF	Nasdaq BulletShares® USD Corporate Bond 2033 Index

BulletShares 2024 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2024 Index

BulletShares 2025 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2025 Index

BulletShares 2026 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2026 Index

BulletShares 2027 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2027 Index

BulletShares 2028 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2028 Index

BulletShares 2029 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2029 Index

BulletShares 2030 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2030 Index

BulletShares 2031 High Yield Corporate Bond ETF	Nasdaq BulletShares® USD High Yield Corporate Bond 2031 Index

BulletShares 2024 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2024 Index

BulletShares 2025 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2025 Index

BulletShares 2026 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2026 Index

BulletShares 2027 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2027 Index

BulletShares 2028 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2028 Index

BulletShares 2029 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2029 Index

BulletShares 2030 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2030 Index

BulletShares 2031 Municipal Bond ETF	Invesco BulletShares® Municipal Bond 2031 Index

BulletShares 2032 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2032 Index

BulletShares 2033 Municipal Bond ETF	Nasdaq BulletShares® Municipal Bond 2033 Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted

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prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund (except for the BulletShares Municipal Bond ETFs) may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, there were no affiliated securities lending transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

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investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the BulletShares Municipal Bond ETFs currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Funds’ investments. As such, each BulletShares Municipal Bond ETF may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each BulletShares Municipal Bond ETF compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between such Funds and conventional ETFs.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or

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repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Municipal Securities Risk. The BulletShares Municipal Bond ETFs invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Diversified Fund Risk. If a Fund is non-diversified and therefore can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds” or “high yield bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Rule 144A Securities Risk. Certain Funds may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to a Fund.

Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, policy changes by the U.S. Government or its regulatory agencies and other governmental actions and political events within the United States, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. Government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence; increase volatility in the financial markets, perhaps suddenly and to a significant degree; reduce prices of U.S. Treasury securities and/or increase the costs of various kinds of debt; result in higher interest rates; and even raise concerns about the U.S. Government’s credit rating and ability to service its debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

BulletShares 2024 Corporate Bond ETF	0.10%

BulletShares 2025 Corporate Bond ETF	0.10%

BulletShares 2026 Corporate Bond ETF	0.10%

BulletShares 2027 Corporate Bond ETF	0.10%

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Unitary Management Fees (as a % of average daily net assets)

BulletShares 2028 Corporate Bond ETF	0.10%

BulletShares 2029 Corporate Bond ETF	0.10%

BulletShares 2030 Corporate Bond ETF	0.10%

BulletShares 2031 Corporate Bond ETF	0.10%

BulletShares 2032 Corporate Bond ETF	0.10%

BulletShares 2033 Corporate Bond ETF	0.10%

BulletShares 2024 High Yield Corporate Bond ETF	0.42%

BulletShares 2025 High Yield Corporate Bond ETF	0.42%

BulletShares 2026 High Yield Corporate Bond ETF	0.42%

BulletShares 2027 High Yield Corporate Bond ETF	0.42%

BulletShares 2028 High Yield Corporate Bond ETF	0.42%

BulletShares 2029 High Yield Corporate Bond ETF	0.42%

BulletShares 2030 High Yield Corporate Bond ETF	0.42%

BulletShares 2031 High Yield Corporate Bond ETF	0.42%

BulletShares 2024 Municipal Bond ETF	0.18%

BulletShares 2025 Municipal Bond ETF	0.18%

BulletShares 2026 Municipal Bond ETF	0.18%

BulletShares 2027 Municipal Bond ETF	0.18%

BulletShares 2028 Municipal Bond ETF	0.18%

BulletShares 2029 Municipal Bond ETF	0.18%

BulletShares 2030 Municipal Bond ETF	0.18%

BulletShares 2031 Municipal Bond ETF	0.18%

BulletShares 2032 Municipal Bond ETF	0.18%

BulletShares 2033 Municipal Bond ETF	0.18%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

BulletShares 2024 Corporate Bond ETF	$25,298

BulletShares 2025 Corporate Bond ETF	4,334

BulletShares 2026 Corporate Bond ETF	2,802

BulletShares 2027 Corporate Bond ETF	969

BulletShares 2028 Corporate Bond ETF	1,122

BulletShares 2029 Corporate Bond ETF	508

BulletShares 2030 Corporate Bond ETF	445

BulletShares 2031 Corporate Bond ETF	225

BulletShares 2032 Corporate Bond ETF	281

BulletShares 2033 Corporate Bond ETF*	126

BulletShares 2024 High Yield Corporate Bond ETF	22,878

BulletShares 2025 High Yield Corporate Bond ETF	18,968

BulletShares 2026 High Yield Corporate Bond ETF	2,407

BulletShares 2027 High Yield Corporate Bond ETF	618

BulletShares 2028 High Yield Corporate Bond ETF	434

BulletShares 2029 High Yield Corporate Bond ETF	114

BulletShares 2030 High Yield Corporate Bond ETF	76

BulletShares 2031 High Yield Corporate Bond ETF*	36

BulletShares 2024 Municipal Bond ETF	-

BulletShares 2025 Municipal Bond ETF	-

BulletShares 2026 Municipal Bond ETF	-

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BulletShares 2027 Municipal Bond ETF	$-

BulletShares 2028 Municipal Bond ETF	-

BulletShares 2029 Municipal Bond ETF	-

BulletShares 2030 Municipal Bond ETF	-

BulletShares 2031 Municipal Bond ETF	-

BulletShares 2032 Municipal Bond ETF	-

BulletShares 2033 Municipal Bond ETF*	-

*	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements on behalf of each Fund with Invesco Indexing LLC (the “Licensor”).

“BulletShares®” and the name of each Underlying Index are trademarks of the Licensor and have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7.

For the six months ended February 29, 2024, the following Funds engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*

BulletShares 2024 Corporate Bond ETF	$10,076,610	$ 3,751,795	$ (3,766)

BulletShares 2026 Corporate Bond ETF	3,751,795	13,407,285	(540,369)

BulletShares 2024 High Yield Corporate Bond ETF	10,401,132	13,445,457	(76,398)

BulletShares 2025 High Yield Corporate Bond ETF	14,216,197	3,399,379	21,929

BulletShares 2026 High Yield Corporate Bond ETF	4,747,954	5,650,854	140,867

BulletShares 2027 High Yield Corporate Bond ETF	98,662	416,914	6,085

BulletShares 2028 High Yield Corporate Bond ETF	-	1,400,147	40,581

BulletShares 2029 High Yield Corporate Bond ETF	109,840	345,057	9,902

BulletShares 2030 High Yield Corporate Bond ETF	-	1,032,722	62,169

BulletShares 2031 High Yield Corporate Bond ETF**	-	552,580	9,852

BulletShares 2024 Municipal Bond ETF	1,962,371	99,968	1,676

BulletShares 2025 Municipal Bond ETF	231,594	381,966	(994)

BulletShares 2026 Municipal Bond ETF	230,679	105,735	(555)

BulletShares 2027 Municipal Bond ETF	463,304	180,677	1,869

BulletShares 2028 Municipal Bond ETF	74,831	812,355	3,556

BulletShares 2029 Municipal Bond ETF	-	130,452	1,555

BulletShares 2030 Municipal Bond ETF	-	310,788	3,736

BulletShares 2031 Municipal Bond ETF	25,106	475,292	(62)

BulletShares 2032 Municipal Bond ETF	-	560,605	7,212

BulletShares 2033 Municipal Bond ETF**	134,332	64,378	3,314

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
**	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

353

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024, for each Fund (except for BulletShares 2029 Corporate Bond ETF and the BulletShares Municipal Bond ETFs). As of February 29, 2024, all of the securities in BulletShares 2029 Corporate Bond ETF and the BulletShares Municipal Bond ETFs were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

BulletShares 2024 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$3,515,719,881	$-	$3,515,719,881

Money Market Funds	159,365,458	95,557,928	-	254,923,386

Total Investments	$159,365,458	$3,611,277,809	$-	$3,770,643,267

BulletShares 2025 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$3,584,093,562	$-	$3,584,093,562

Money Market Funds	4,686,966	255,432,212	-	260,119,178

Total Investments	$4,686,966	$3,839,525,774	$-	$3,844,212,740

BulletShares 2026 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$2,738,426,577	$-	$2,738,426,577

Money Market Funds	4,870,552	365,510,687	-	370,381,239

Total Investments	$4,870,552	$3,103,937,264	$-	$3,108,807,816

BulletShares 2027 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,680,257,733	$-	$1,680,257,733

Money Market Funds	373,925	323,607,256	-	323,981,181

Total Investments	$373,925	$2,003,864,989	$-	$2,004,238,914

BulletShares 2028 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$1,445,397,173	$-	$1,445,397,173

Money Market Funds	1,667,749	332,177,628	-	333,845,377

Total Investments	$1,667,749	$1,777,574,801	$-	$1,779,242,550

BulletShares 2030 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$615,837,564	$-	$615,837,564

Money Market Funds	169,285	103,245,270	-	103,414,555

Total Investments	$169,285	$719,082,834	$-	$719,252,119

354

	Level 1	Level 2	Level 3	Total

BulletShares 2031 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$393,991,004	$-	$393,991,004

Money Market Funds	111,706	9,439,676	-	9,551,382

Total Investments	$111,706	$403,430,680	$-	$403,542,386

BulletShares 2032 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$365,380,402	$-	$365,380,402

Money Market Funds	73,943	14,202,411	-	14,276,354

Total Investments	$73,943	$379,582,813	$-	$379,656,756

BulletShares 2033 Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$179,833,814	$-	$179,833,814

Money Market Funds	669,642	-	-	669,642

Total Investments	$669,642	$179,833,814	$-	$180,503,456

BulletShares 2024 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$568,437,317	$0	$568,437,317

U.S. Treasury Securities	-	114,162,079	-	114,162,079

Money Market Funds	59,794,271	67,819,501	-	127,613,772

Total Investments	$59,794,271	$750,418,897	$0	$810,213,168

BulletShares 2025 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$717,068,837	$-	$717,068,837

Money Market Funds	84,391,775	105,988,239	-	190,380,014

Total Investments	$84,391,775	$823,057,076	$-	$907,448,851

BulletShares 2026 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$441,905,928	$-	$441,905,928

Money Market Funds	9,950,190	119,492,256	-	129,442,446

Total Investments	$9,950,190	$561,398,184	$-	$571,348,374

BulletShares 2027 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$172,952,769	$-	$172,952,769

Money Market Funds	1,537,942	54,264,692	-	55,802,634

Total Investments	$1,537,942	$227,217,461	$-	$228,755,403

BulletShares 2028 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$156,958,263	$-	$156,958,263

Money Market Funds	1,119,839	36,708,803	-	37,828,642

Total Investments	$1,119,839	$193,667,066	$-	$194,786,905

BulletShares 2029 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$38,972,361	$-	$38,972,361

Money Market Funds	236,579	2,664,590	-	2,901,169

Total Investments	$236,579	$41,636,951	$-	$41,873,530

BulletShares 2030 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$42,120,785	$-	$42,120,785

Money Market Funds	275,165	2,599,194	-	2,874,359

Total Investments	$275,165	$44,719,979	$-	$44,995,144

355

	Level 1	Level 2	Level 3	Total

BulletShares 2031 High Yield Corporate Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$20,340,174	$-	$20,340,174

Money Market Funds	88,526	674,284	-	762,810

Total Investments	$88,526	$21,014,458	$-	$21,102,984

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

BulletShares 2024 Corporate Bond ETF	$3,110,056	$4,190,664	$7,300,720

BulletShares 2025 Corporate Bond ETF	1,972,407	1,592,141	3,564,548

BulletShares 2026 Corporate Bond ETF	1,656,416	835,500	2,491,916

BulletShares 2027 Corporate Bond ETF	156,556	252,629	409,185

BulletShares 2028 Corporate Bond ETF	259,528	1,220,748	1,480,276

BulletShares 2029 Corporate Bond ETF	45,436	328,807	374,243

BulletShares 2030 Corporate Bond ETF	256,297	320,105	576,402

BulletShares 2031 Corporate Bond ETF	128,899	171,623	300,522

BulletShares 2032 Corporate Bond ETF	86,900	-	86,900

BulletShares 2024 High Yield Corporate Bond ETF	20,511,231	16,664,936	37,176,167

BulletShares 2025 High Yield Corporate Bond ETF	6,802,142	6,954,782	13,756,924

BulletShares 2026 High Yield Corporate Bond ETF	4,338,516	3,800,716	8,139,232

BulletShares 2027 High Yield Corporate Bond ETF	1,383,583	1,009,395	2,392,978

BulletShares 2028 High Yield Corporate Bond ETF	310,881	579,014	889,895

BulletShares 2029 High Yield Corporate Bond ETF	109,218	158,237	267,455

BulletShares 2030 High Yield Corporate Bond ETF	68,412	-	68,412

BulletShares 2024 Municipal Bond ETF	22,745	22,162	44,907

BulletShares 2025 Municipal Bond ETF	143,219	193,431	336,650

BulletShares 2026 Municipal Bond ETF	292,706	172,592	465,298

BulletShares 2027 Municipal Bond ETF	1,153	12,838	13,991

BulletShares 2028 Municipal Bond ETF	131,234	314,468	445,702

BulletShares 2029 Municipal Bond ETF	285,971	312,840	598,811

BulletShares 2030 Municipal Bond ETF	498,082	557,186	1,055,268

BulletShares 2031 Municipal Bond ETF	907,704	-	907,704

BulletShares 2032 Municipal Bond ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

BulletShares 2024 Corporate Bond ETF	$31,830,624	$527,672,143

BulletShares 2025 Corporate Bond ETF	17,375,718	24,899,352

BulletShares 2026 Corporate Bond ETF	37,944,253	47,332,696

356

	Purchases	Sales

BulletShares 2027 Corporate Bond ETF	$-	$1,411,914

BulletShares 2028 Corporate Bond ETF	2,557,124	2,531,817

BulletShares 2029 Corporate Bond ETF	-	-

BulletShares 2030 Corporate Bond ETF	1,294,321	1,545,202

BulletShares 2031 Corporate Bond ETF	-	651,156

BulletShares 2032 Corporate Bond ETF	-	435,559

BulletShares 2033 Corporate Bond ETF*	1,468,631	-

BulletShares 2024 High Yield Corporate Bond ETF	188,068,195	364,423,600

BulletShares 2025 High Yield Corporate Bond ETF	357,154,380	413,262,073

BulletShares 2026 High Yield Corporate Bond ETF	55,620,974	55,755,522

BulletShares 2027 High Yield Corporate Bond ETF	8,686,184	9,722,397

BulletShares 2028 High Yield Corporate Bond ETF	4,441,963	5,007,927

BulletShares 2029 High Yield Corporate Bond ETF	1,106,274	1,236,548

BulletShares 2030 High Yield Corporate Bond ETF	2,244,514	2,130,797

BulletShares 2031 High Yield Corporate Bond ETF*	1,432,184	1,343,734

BulletShares 2024 Municipal Bond ETF	28,489,401	22,889,968

BulletShares 2025 Municipal Bond ETF	36,432,148	1,401,966

BulletShares 2026 Municipal Bond ETF	58,735,922	1,974,869

BulletShares 2027 Municipal Bond ETF	31,345,735	280,677

BulletShares 2028 Municipal Bond ETF	32,921,095	2,651,471

BulletShares 2029 Municipal Bond ETF	37,107,345	130,452

BulletShares 2030 Municipal Bond ETF	28,767,766	345,788

BulletShares 2031 Municipal Bond ETF	25,148,982	755,292

BulletShares 2032 Municipal Bond ETF	37,963,934	1,209,305

BulletShares 2033 Municipal Bond ETF*	28,135,363	64,378

*	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

BulletShares 2024 Corporate Bond ETF	$34,703,611	$266,786,414

BulletShares 2025 Corporate Bond ETF	764,510,422	39,001,957

BulletShares 2026 Corporate Bond ETF	821,973,242	67,616,284

BulletShares 2027 Corporate Bond ETF	617,916,868	5,560,145

BulletShares 2028 Corporate Bond ETF	725,673,744	5,744,230

BulletShares 2029 Corporate Bond ETF	427,821,158	-

BulletShares 2030 Corporate Bond ETF	354,142,936	-

BulletShares 2031 Corporate Bond ETF	205,557,111	9,486,263

BulletShares 2032 Corporate Bond ETF	226,064,897	5,770,748

BulletShares 2033 Corporate Bond ETF*	180,034,227	-

BulletShares 2024 High Yield Corporate Bond ETF	62,185,131	18,254,723

BulletShares 2025 High Yield Corporate Bond ETF	219,921,058	536,010,862

BulletShares 2026 High Yield Corporate Bond ETF	152,771,441	6,721,760

BulletShares 2027 High Yield Corporate Bond ETF	66,654,437	-

BulletShares 2028 High Yield Corporate Bond ETF	91,654,686	-

BulletShares 2029 High Yield Corporate Bond ETF	18,262,849	-

BulletShares 2030 High Yield Corporate Bond ETF	28,935,134	-

BulletShares 2031 High Yield Corporate Bond ETF*	22,613,618	2,600,933

BulletShares 2024 Municipal Bond ETF	-	2,012,830

BulletShares 2025 Municipal Bond ETF	11,830,617	-

BulletShares 2026 Municipal Bond ETF	-	-

BulletShares 2027 Municipal Bond ETF	-	-

BulletShares 2028 Municipal Bond ETF	-	-

357

	In-kind Purchases	In-kind Sales

BulletShares 2029 Municipal Bond ETF	$-	$-

BulletShares 2030 Municipal Bond ETF	-	-

BulletShares 2031 Municipal Bond ETF	-	-

BulletShares 2032 Municipal Bond ETF	-	-

BulletShares 2033 Municipal Bond ETF*	-	-

*	For the period September 18, 2023 (commencement of investment operations) through February 29, 2024.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

BulletShares 2024 Corporate Bond ETF	$231,403	$(29,377,445)	$(29,146,042)	$3,799,789,309

BulletShares 2025 Corporate Bond ETF	1,936,418	(59,016,308)	(57,079,890)	3,901,292,630

BulletShares 2026 Corporate Bond ETF	2,249,385	(66,627,104)	(64,377,719)	3,173,185,535

BulletShares 2027 Corporate Bond ETF	2,096,871	(37,516,450)	(35,419,579)	2,039,658,493

BulletShares 2028 Corporate Bond ETF	4,304,624	(27,137,089)	(22,832,465)	1,802,075,015

BulletShares 2029 Corporate Bond ETF	1,260,812	(18,653,647)	(17,392,835)	1,036,889,967

BulletShares 2030 Corporate Bond ETF	1,340,348	(12,068,938)	(10,728,590)	729,980,709

BulletShares 2031 Corporate Bond ETF	878,298	(4,242,130)	(3,363,832)	406,906,218

BulletShares 2032 Corporate Bond ETF	2,265,179	(860,691)	1,404,488	378,252,268

BulletShares 2033 Corporate Bond ETF	111,869	(1,782,391)	(1,670,522)	182,173,978

BulletShares 2024 High Yield Corporate Bond ETF	579,148	(2,930,572)	(2,351,424)	812,564,592

BulletShares 2025 High Yield Corporate Bond ETF	3,279,404	(2,795,433)	483,971	906,964,880

BulletShares 2026 High Yield Corporate Bond ETF	3,300,089	(6,826,374)	(3,526,285)	574,874,659

BulletShares 2027 High Yield Corporate Bond ETF	1,818,860	(1,683,422)	135,438	228,619,965

BulletShares 2028 High Yield Corporate Bond ETF	1,923,199	(1,935,440)	(12,241)	194,799,146

BulletShares 2029 High Yield Corporate Bond ETF	335,389	(679,045)	(343,656)	42,217,186

BulletShares 2030 High Yield Corporate Bond ETF	925,918	(68,768)	857,150	44,137,994

BulletShares 2031 High Yield Corporate Bond ETF	187,484	(128,706)	58,778	21,044,206

BulletShares 2024 Municipal Bond ETF	122,080	(773,955)	(651,875)	212,403,387

BulletShares 2025 Municipal Bond ETF	371,664	(1,825,960)	(1,454,296)	213,094,409

BulletShares 2026 Municipal Bond ETF	767,613	(1,625,526)	(857,913)	170,647,806

BulletShares 2027 Municipal Bond ETF	763,231	(1,252,489)	(489,258)	121,924,600

BulletShares 2028 Municipal Bond ETF	1,108,853	(1,333,875)	(225,022)	99,853,105

BulletShares 2029 Municipal Bond ETF	999,164	(1,220,588)	(221,424)	85,182,960

BulletShares 2030 Municipal Bond ETF	1,011,121	(713,053)	298,068	80,606,672

BulletShares 2031 Municipal Bond ETF	1,375,817	(511,876)	863,941	53,931,814

BulletShares 2032 Municipal Bond ETF	1,701,562	(130,231)	1,571,331	56,551,080

BulletShares 2033 Municipal Bond ETF	561,286	(128,437)	432,849	28,042,455

NOTE 8–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

358

NOTE 9–Capital

Shares are issued and redeemed by the Funds only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For each Fund (except for the BulletShares Municipal Bond ETFs), such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For the BulletShares Municipal Bond ETFs, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

359

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

Actual	$1,000.00	$1,028.70	0.10%	$0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

Actual	1,000.00	1,030.20	0.10	0.50

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

Actual	1,000.00	1,031.30	0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

Actual	1,000.00	1,032.10	0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

Actual	1,000.00	1,035.70	0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37	0.10	0.50

360

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)

Actual	$1,000.00	$1,036.30		0.10%	$0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37		0.10	0.50

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)

Actual	1,000.00	1,035.50		0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37		0.10	0.50

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)

Actual	1,000.00	1,036.40		0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37		0.10	0.50

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)

Actual	1,000.00	1,035.80		0.10	0.51

Hypothetical (5% return before expenses)	1,000.00	1,024.37		0.10	0.50

Invesco BulletShares 2033 Corporate Bond ETF (BSCX)

Actual	1,000.00	1,051.40	(2)	0.12	0.55	(3)

Hypothetical (5% return before expenses)	1,000.00	1,024.27	(2)	0.12	0.60	(3)

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

Actual	1,000.00	1,039.60		0.41	2.08

Hypothetical (5% return before expenses)	1,000.00	1,022.82		0.41	2.06

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

Actual	1,000.00	1,051.70		0.42	2.14

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

Actual	1,000.00	1,042.30		0.42	2.13

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)

Actual	1,000.00	1,058.00		0.42	2.15

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)

Actual	1,000.00	1,059.80		0.42	2.15

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)

Actual	1,000.00	1,066.10		0.42	2.16

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)

Actual	1,000.00	1,062.60		0.42	2.15

Hypothetical (5% return before expenses)	1,000.00	1,022.77		0.42	2.11

Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)

Actual	1,000.00	1,065.70	(2)	0.43	2.00	(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.73	(2)	0.43	2.16	(3)

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)

Actual	1,000.00	1,017.80		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

Actual	1,000.00	1,020.70		0.18	0.90

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

361

Calculating your ongoing Fund expenses–(continued)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024		Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

Actual	$1,000.00	$1,025.50		0.18%	$0.91

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

Actual	1,000.00	1,029.40		0.18	0.91

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

Actual	1,000.00	1,033.40		0.18	0.91

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

Actual	1,000.00	1,039.30		0.18	0.91

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

Actual	1,000.00	1,043.90		0.18	0.91

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

Actual	1,000.00	1,048.20		0.18	0.92

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

Actual	1,000.00	1,050.20		0.18	0.92

Hypothetical (5% return before expenses)	1,000.00	1,023.97		0.18	0.91

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

Actual	1,000.00	1,066.90	(2)	0.18	0.84	(3)

Hypothetical (5% return before expenses)	1,000.00	1,023.97	(2)	0.18	0.91	(3)

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

(2)

The actual ending account value is based on the actual total return of the Fund for the period September 18, 2023 (commencement of investment operations) through February 29, 2024, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 18, 2023 (commencement of investment operations) to February 29, 2024. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 165/366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

362

Approval of Investment Advisory Contracts

At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco BulletShares 2031 High Yield Corporate Bond ETF, Invesco BulletShares 2033 Corporate Bond ETF and Invesco BulletShares 2033 Municipal Bond ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the identity of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the portfolio managers of each Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of each Fund. The Trustees also noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds, as applicable. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

	Passive	Open-End	Open-End
	ETF Peer	Index Fund	Active Fund	Select
	Group	Peer Group	Peer Group	Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)	(Number of Peers)

Invesco BulletShares 2031 High Yield Corporate Bond ETF	Higher than median (36)	N/A (0)	Lower than median (110)	Higher than median (7)

Invesco BulletShares 2033 Corporate Bond ETF	Lower than median (33)	Higher than median (3)	Lower than median (55)	Same as median (10)

Invesco BulletShares 2033 Municipal Bond ETF	Same as median (7)	N/A (0)	Lower than median (58)	Same as median (7)

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees

363

Approval of Investment Advisory Contracts–(continued)

noted other information the Board received and considered at its March 24, 2023 and April 18, 2023 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of that Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Funds. The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc. and Invesco Indexing LLC, affiliates of the Adviser, will serve as each Fund’s distributor and index provider and will be paid a distribution fee and a licensing fee, respectively, by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

364

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

POWA	Invesco Bloomberg Pricing Power ETF

IUS	Invesco RAFITM Strategic US ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco Bloomberg Pricing Power ETF (POWA)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.90%
Verizon Communications, Inc	96,695	$3,869,734

Consumer Discretionary-8.71%
Best Buy Co., Inc.(b)	53,087	4,293,677
Home Depot, Inc. (The)	11,717	4,459,607
Lowe’s Cos., Inc.	18,199	4,379,953
Tractor Supply Co.(b)	18,203	4,629,387

		17,762,624

Consumer Staples-17.39%
Archer-Daniels-Midland Co.	48,588	2,580,509
Coca-Cola Co. (The)	61,825	3,710,736
Costco Wholesale Corp.	6,149	4,574,180
Dollar General Corp.	28,994	4,213,118
Dollar Tree, Inc.(b)(c)	31,252	4,584,043
Hershey Co. (The)	18,848	3,541,916
Kroger Co. (The)	82,419	4,088,807
Sysco Corp.	50,138	4,059,674
Walmart, Inc.	70,047	4,105,455

		35,458,438

Health Care-21.65%
Cardinal Health, Inc.(b)	34,112	3,819,862
Cencora, Inc.(b)	18,143	4,274,491
Humana, Inc.	7,007	2,454,692
IQVIA Holdings, Inc.(c)	17,292	4,273,890
McKesson Corp.	7,919	4,129,046
Mettler-Toledo International, Inc.(c)	3,358	4,188,165
ResMed, Inc.(b)	23,739	4,123,939
STERIS PLC(b)	17,830	4,152,785
Vertex Pharmaceuticals, Inc.(c)	10,227	4,302,908
Waters Corp.(b)(c)	13,071	4,410,417
Zoetis, Inc.(b)	20,136	3,993,573

		44,123,768

Industrials-34.27%
AMETEK, Inc.	23,205	4,181,077
Broadridge Financial Solutions, Inc.(b)	19,343	3,937,848
Dover Corp.	26,066	4,310,795
Fastenal Co.(b)	59,334	4,331,975
Ferguson PLC	21,601	4,567,531
General Dynamics Corp.	14,602	3,989,996
HEICO Corp.(b)	20,809	4,024,461
Illinois Tool Works, Inc.(b)	15,007	3,934,085
J.B. Hunt Transport Services, Inc.(b)	19,999	4,125,994
Lockheed Martin Corp.	8,020	3,434,485

	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	7,660	$3,531,413
Otis Worldwide Corp.	42,519	4,052,061
Republic Services, Inc.(b)	22,571	4,144,036
Rollins, Inc.(b)	90,248	3,977,229
Trane Technologies PLC	15,924	4,490,090
Waste Management, Inc.(b)	21,026	4,323,997
Xylem, Inc.	35,437	4,502,271

		69,859,344

Information Technology-10.36%
Accenture PLC, Class A(b)	10,876	4,076,107
Amphenol Corp., Class A	40,212	4,392,759
Autodesk, Inc.(c)	17,872	4,614,014
Lam Research Corp.	5,048	4,736,286
VeriSign, Inc.(c)	16,867	3,293,957

		21,113,123

Materials-3.66%
AptarGroup, Inc.	28,089	3,945,381
DuPont de Nemours, Inc.	50,650	3,504,473

		7,449,854

Real Estate-1.98%
Equinix, Inc.	4,547	4,041,465

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $181,818,081)		203,678,350

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.34%
Invesco Private Government Fund, 5.29%(d)(e)(f)	6,554,865	6,554,865
Invesco Private Prime Fund, 5.49%(d)(e)(f)	16,550,582	16,558,857

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,114,924)		23,113,722

TOTAL INVESTMENTS IN SECURITIES-111.26% (Cost $204,933,005)		226,792,072
OTHER ASSETS LESS LIABILITIES-(11.26)%		(22,944,961)

NET ASSETS-100.00%		$203,847,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Pricing Power ETF (POWA)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,316,556	$(3,316,556)	$-	$-	$-	$4,290

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	25,147,550	(18,592,685)	-	-	6,554,865	21,101	*

Invesco Private Prime Fund	-	34,929,444	(18,369,000)	(1,202)	(385)	16,558,857	48,480	*

Total	$-	$63,393,550	$(40,278,241)	$(1,202)	$(385)	$23,113,722	$73,871

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Industrials	34.27

Health Care	21.65

Consumer Staples	17.39

Information Technology	10.36

Consumer Discretionary	8.71

Materials	3.66

Sector Types Each Less Than 3%	3.88

Money Market Funds Plus Other Assets Less Liabilities	0.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco RAFITM Strategic US ETF (IUS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-12.69%
Alphabet, Inc., Class A(b)	99,813	$13,820,108
Altice USA, Inc., Class A(b)(c)	42,754	126,979
AT&T, Inc.	262,617	4,446,106
Atlanta Braves Holdings, Inc., Series C(b)(c)	24	939
Charter Communications, Inc., Class A(b)(c)	3,650	1,072,844
Comcast Corp., Class A	90,389	3,873,169
Electronic Arts, Inc.	2,248	313,551
Fox Corp., Class A	11,961	356,318
Frontier Communications Parent, Inc.(b)(c)	7,156	169,454
IAC, Inc.(b)(c)	1,642	93,265
Interpublic Group of Cos., Inc. (The)	4,747	149,056
Liberty Broadband Corp., Class C(b)	3,989	240,058
Liberty Media Corp.-Liberty Formula One(b)(c)	1,371	99,754
Liberty Media Corp.-Liberty Live, Series C(b)	36	1,433
Live Nation Entertainment, Inc.(b)	1,262	122,389
Lumen Technologies, Inc.(b)(c)	219,278	355,230
Meta Platforms, Inc., Class A	28,401	13,920,182
Netflix, Inc.(b)	1,261	760,282
News Corp., Class A	11,552	310,518
Nexstar Media Group, Inc., Class A(c)	1,016	168,829
Omnicom Group, Inc.	2,712	239,714
Paramount Global, Class B(c)	29,097	321,231
Take-Two Interactive Software, Inc.(b)	714	104,908
Telephone & Data Systems, Inc.	18,336	280,541
T-Mobile US, Inc.	5,854	955,958
Verizon Communications, Inc.	106,042	4,243,801
Walt Disney Co. (The)	18,308	2,042,807
Warner Bros. Discovery, Inc.(b)	44,072	387,393

		48,976,817

Consumer Discretionary-11.20%
Academy Sports & Outdoors, Inc.	2,002	149,589
Adient PLC(b)	3,079	104,501
Advance Auto Parts, Inc.(c)	1,619	109,347
Airbnb, Inc., Class A(b)	2,711	426,901
Amazon.com, Inc.(b)	47,978	8,480,591
Aptiv PLC(b)	2,410	191,571
Aramark	3,773	114,435
Asbury Automotive Group, Inc.(b)(c)	759	158,502
Autoliv, Inc. (Sweden)	1,369	158,845
AutoNation, Inc.(b)(c)	1,687	252,713
AutoZone, Inc.(b)(c)	194	583,168
Bath & Body Works, Inc.	5,071	231,745
Best Buy Co., Inc.	7,241	585,652
Booking Holdings, Inc.(b)	247	856,801
BorgWarner, Inc.	5,035	156,739
Brunswick Corp.(c)	1,385	121,049
Burlington Stores, Inc.(b)	628	128,803
Caesars Entertainment, Inc.(b)	3,075	133,670
Capri Holdings Ltd.(b)	3,760	173,449
CarMax, Inc.(b)(c)	3,691	291,589
Chipotle Mexican Grill, Inc.(b)	78	209,724
Coupang, Inc. (South Korea)(b)(c)	6,478	119,973
D.R. Horton, Inc.	4,032	602,542
Dana, Inc.	7,121	89,012
Darden Restaurants, Inc.	1,458	248,895
Dick’s Sporting Goods, Inc.(c)	1,678	298,499

	Shares	Value
Consumer Discretionary-(continued)
Dillard’s, Inc., Class A(c)	384	$159,256
DoorDash, Inc., Class A(b)	1,373	171,035
eBay, Inc.	14,269	674,638
Expedia Group, Inc.(b)	3,050	417,301
Foot Locker, Inc.(c)	3,377	116,270
Ford Motor Co.	162,195	2,017,706
Gap, Inc. (The)(c)	12,173	230,557
Garmin Ltd.	1,316	180,753
General Motors Co.	68,018	2,787,378
Genuine Parts Co.	1,643	245,234
Goodyear Tire & Rubber Co. (The)(b)(c)	13,560	161,093
Group 1 Automotive, Inc.	724	195,951
H&R Block, Inc.	3,119	152,675
Harley-Davidson, Inc.	3,368	122,157
Hasbro, Inc.(c)	1,756	88,309
Hilton Worldwide Holdings, Inc.	1,128	230,473
Home Depot, Inc. (The)	9,044	3,442,237
Hyatt Hotels Corp., Class A	965	148,214
Kohl’s Corp.(c)	12,826	357,461
Lear Corp.	1,691	232,259
Lennar Corp., Class A	5,493	870,695
Lithia Motors, Inc., Class A	1,077	322,088
LKQ Corp.	4,704	245,972
Lowe’s Cos., Inc.	9,350	2,250,264
lululemon athletica, inc.(b)	382	178,428
Macy’s, Inc.(c)	21,686	378,204
Marriott International, Inc., Class A	1,634	408,288
Marriott Vacations Worldwide Corp.	762	71,011
McDonald’s Corp.	3,002	877,425
MercadoLibre, Inc. (Brazil)(b)	119	189,841
MGM Resorts International(b)	7,490	324,167
Mohawk Industries, Inc.(b)	1,977	234,512
Murphy USA, Inc.	670	279,397
Newell Brands, Inc.	15,558	116,685
NIKE, Inc., Class B	8,735	907,828
NVR, Inc.(b)	37	282,146
ODP Corp. (The)(b)(c)	2,285	129,057
O’Reilly Automotive, Inc.(b)	415	451,279
PENN Entertainment, Inc.(b)(c)	5,449	99,717
Penske Automotive Group, Inc.(c)	663	101,770
Phinia, Inc.	1,006	34,425
Polaris, Inc.	1,011	93,730
Pool Corp.	290	115,455
PulteGroup, Inc.	4,085	442,732
PVH Corp.	1,806	246,826
Qurate Retail, Inc., Class A(b)	159,405	224,761
Ralph Lauren Corp.	1,266	235,375
Ross Stores, Inc.	2,711	403,831
Service Corp. International(c)	1,978	144,770
Signet Jewelers Ltd.(c)	1,731	176,147
Starbucks Corp.	5,730	543,777
Tapestry, Inc.	4,663	221,632
Taylor Morrison Home Corp., Class A(b)	3,304	187,039
Tempur Sealy International, Inc.	2,672	145,544
Tesla, Inc.(b)	6,460	1,304,145
Thor Industries, Inc.(c)	2,058	263,794
TJX Cos., Inc. (The)	9,421	933,998
Toll Brothers, Inc.(c)	2,801	321,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Consumer Discretionary-(continued)
Tractor Supply Co.(c)	991	$252,031
Ulta Beauty, Inc.(b)	400	219,424
V.F. Corp.(c)	7,143	116,717
Whirlpool Corp.	2,369	254,407
Williams-Sonoma, Inc.(c)	1,683	396,397
Yum! Brands, Inc.	1,029	142,434

		43,248,534

Consumer Staples-7.50%
Albertson’s Cos., Inc., Class A	17,385	352,568
Altria Group, Inc.	21,479	878,706
Andersons, Inc. (The)(c)	2,458	135,878
Archer-Daniels-Midland Co.	14,660	778,593
BJ’s Wholesale Club Holdings, Inc.(b)(c)	2,298	167,846
Brown-Forman Corp., Class B(c)	1,995	120,159
Bunge Global S.A.	3,523	332,466
Campbell Soup Co.	2,111	90,013
Casey’s General Stores, Inc.	655	199,441
Church & Dwight Co., Inc.	1,418	141,970
Clorox Co. (The)	713	109,310
Coca-Cola Co. (The)	23,114	1,387,302
Colgate-Palmolive Co.	5,356	463,401
Conagra Brands, Inc.	6,862	192,685
Constellation Brands, Inc., Class A	1,771	440,129
Costco Wholesale Corp.	4,030	2,997,877
Darling Ingredients, Inc.(b)	1,729	73,154
Dollar General Corp.	2,588	376,062
Dollar Tree, Inc.(b)	2,246	329,443
Estee Lauder Cos., Inc. (The), Class A	2,125	315,732
General Mills, Inc.	5,703	366,019
Hershey Co. (The)	975	183,222
Hormel Foods Corp.(c)	5,778	204,079
Ingredion, Inc.(c)	927	109,043
J.M. Smucker Co. (The)	1,388	166,796
Kellanova	3,721	205,213
Keurig Dr Pepper, Inc.	11,279	337,355
Kimberly-Clark Corp.	2,368	286,931
Kraft Heinz Co. (The)	23,438	826,893
Kroger Co. (The)	26,064	1,293,035
McCormick & Co., Inc.	1,634	112,517
Molson Coors Beverage Co., Class B	4,435	276,833
Mondelez International, Inc., Class A	11,446	836,359
Monster Beverage Corp.(b)	2,049	121,096
PepsiCo, Inc.	8,326	1,376,621
Performance Food Group Co.(b)	5,773	443,193
Philip Morris International, Inc.	11,553	1,039,308
Procter & Gamble Co. (The)	18,418	2,927,357
Sysco Corp.	8,102	656,019
Target Corp.	9,153	1,399,677
Tyson Foods, Inc., Class A	13,810	749,054
United Natural Foods, Inc.(b)(c)	7,545	117,777
US Foods Holding Corp.(b)	6,198	314,796
Walgreens Boots Alliance, Inc.	35,163	747,565
Walmart, Inc.	67,911	3,980,264

		28,959,757

Energy-10.53%
Antero Resources Corp.(b)(c)	8,813	226,494
APA Corp.	9,823	292,627
Baker Hughes Co., Class A	15,989	473,115
Cheniere Energy, Inc.	3,703	574,706

	Shares	Value
Energy-(continued)
Chesapeake Energy Corp.(c)	3,651	$302,230
Chevron Corp.	37,118	5,642,307
Chord Energy Corp.	978	158,876
Civitas Resources, Inc.(c)	2,019	138,665
CNX Resources Corp.(b)(c)	6,482	135,798
ConocoPhillips	26,151	2,943,034
Coterra Energy, Inc.	19,235	495,878
CVR Energy, Inc.	4,767	158,169
Delek US Holdings, Inc.	6,714	171,274
Devon Energy Corp.	12,168	536,122
Diamondback Energy, Inc.	4,046	738,476
EOG Resources, Inc.	9,508	1,088,286
EQT Corp.	7,804	289,919
Exxon Mobil Corp.	78,807	8,236,908
Halliburton Co.	9,536	334,428
Hess Corp.	2,146	312,779
HF Sinclair Corp.	8,519	472,804
Kinder Morgan, Inc.	42,447	738,153
Marathon Oil Corp.	22,279	540,266
Marathon Petroleum Corp.	23,385	3,957,444
Matador Resources Co.(c)	2,295	144,929
Murphy Oil Corp.	3,825	151,738
Occidental Petroleum Corp.	19,623	1,189,350
ONEOK, Inc.	7,048	529,446
Ovintiv, Inc.	9,131	451,163
PBF Energy, Inc., Class A	10,132	473,164
Phillips 66	17,640	2,513,876
Pioneer Natural Resources Co.	5,716	1,344,346
Range Resources Corp.(c)	4,049	128,029
Schlumberger N.V.	11,762	568,457
SM Energy Co.(c)	4,069	178,100
Southwestern Energy Co.(b)	32,888	229,229
Targa Resources Corp.	4,673	459,076
Valero Energy Corp.	16,835	2,381,479
Williams Cos., Inc. (The)	16,910	607,745
World Kinect Corp.(c)	13,899	338,580

		40,647,465

Financials-6.44%
Affiliated Managers Group, Inc.(c)	922	144,118
Allstate Corp. (The)	8,075	1,288,124
American Express Co.	9,696	2,127,496
American Financial Group, Inc.	2,001	255,468
Aon PLC, Class A	1,487	469,877
Arch Capital Group Ltd.(b)	5,024	440,052
Assurant, Inc.	1,470	266,731
Berkshire Hathaway, Inc., Class B(b)	6,433	2,633,670
Block, Inc., Class A(b)(c)	4,337	344,661
Bread Financial Holdings, Inc.(c)	3,728	142,708
Brown & Brown, Inc.	1,391	117,136
Cboe Global Markets, Inc.	721	138,432
Chubb Ltd.	7,853	1,976,365
Cincinnati Financial Corp.	2,675	304,950
Everest Group Ltd.	666	245,674
First American Financial Corp.	2,984	174,295
Fiserv, Inc.(b)	6,429	959,657
FLEETCOR Technologies, Inc.(b)	748	208,894
Franklin Resources, Inc.	6,464	177,437
Hanover Insurance Group, Inc. (The)	810	106,491
Hartford Financial Services Group, Inc. (The)	8,226	788,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
Janus Henderson Group PLC	4,350	$135,546
LPL Financial Holdings, Inc.	744	199,310
Markel Group, Inc.(b)(c)	243	362,673
Marsh & McLennan Cos., Inc.	3,126	632,296
Mastercard, Inc., Class A	3,318	1,575,254
Moody’s Corp.	691	262,179
MSCI, Inc.	307	172,218
Nasdaq, Inc.	3,034	170,511
Old Republic International Corp.	8,525	246,884
OneMain Holdings, Inc.	5,833	275,493
PayPal Holdings, Inc.(b)	14,601	881,024
Progressive Corp. (The)	5,784	1,096,415
StoneX Group, Inc.(b)(c)	6,038	418,192
T. Rowe Price Group, Inc.	3,681	417,241
Travelers Cos., Inc. (The)	5,052	1,116,290
Visa, Inc., Class A(c)	9,375	2,649,750
W.R. Berkley Corp.	3,434	287,082
Western Union Co. (The)	9,136	122,514
Willis Towers Watson PLC	2,016	549,582

		24,881,070

Health Care-14.45%
Abbott Laboratories	13,329	1,581,353
AbbVie, Inc.	14,926	2,627,722
Agilent Technologies, Inc.	1,728	237,358
Align Technology, Inc.(b)	400	120,968
Amgen, Inc.	5,719	1,566,034
AMN Healthcare Services, Inc.(b)(c)	974	54,807
Avantor, Inc.(b)	5,748	141,631
Baxter International, Inc.	6,362	260,333
Becton, Dickinson and Co.	2,346	552,600
Biogen, Inc.(b)	1,069	231,962
BioNTech SE, ADR (Germany)(b)(c)	7,176	638,377
Boston Scientific Corp.(b)	5,766	381,767
Bristol-Myers Squibb Co.	29,796	1,512,147
Cardinal Health, Inc.	15,686	1,756,518
Cencora, Inc.	7,717	1,818,125
Centene Corp.(b)	22,970	1,801,537
Cigna Group (The)	9,717	3,266,272
Cooper Cos., Inc. (The)	1,320	123,552
CVS Health Corp.	53,967	4,013,526
Danaher Corp.	4,014	1,016,104
DaVita, Inc.(b)	2,282	289,746
DENTSPLY SIRONA, Inc.	2,758	90,132
DexCom, Inc.(b)	922	106,095
Edwards Lifesciences Corp.(b)	2,437	206,828
Elanco Animal Health, Inc.(b)(c)	14,171	225,177
Elevance Health, Inc.	4,130	2,070,163
Eli Lilly and Co.	2,025	1,526,202
Fortrea Holdings, Inc.(b)(c)	1,752	65,770
Gilead Sciences, Inc.	13,317	960,156
HCA Healthcare, Inc.	3,146	980,608
Henry Schein, Inc.(b)	2,076	158,752
Hologic, Inc.(b)	2,304	170,035
Humana, Inc.	2,061	722,010
IDEXX Laboratories, Inc.(b)	221	127,126
Illumina, Inc.(b)	711	99,419
Intuitive Surgical, Inc.(b)	1,068	411,821
IQVIA Holdings, Inc.(b)	1,578	390,019
Jazz Pharmaceuticals PLC(b)	708	84,181

	Shares	Value
Health Care-(continued)
Johnson & Johnson	20,858	$3,366,064
Laboratory Corp. of America Holdings	1,752	378,134
McKesson Corp.	5,208	2,715,503
Medtronic PLC	14,913	1,243,148
Merck & Co., Inc.	16,832	2,140,189
Mettler-Toledo International, Inc.(b)	78	97,283
Moderna, Inc.(b)	4,996	460,831
Molina Healthcare, Inc.(b)	1,007	396,667
Perrigo Co. PLC(c)	2,757	72,399
Pfizer, Inc.	89,213	2,369,497
Quest Diagnostics, Inc.	2,320	289,745
Regeneron Pharmaceuticals, Inc.(b)	949	916,819
ResMed, Inc.	378	65,666
STERIS PLC	685	159,543
Stryker Corp.	1,448	505,453
Teladoc Health, Inc.(b)(c)	4,767	71,886
Tenet Healthcare Corp.(b)	2,372	220,596
Thermo Fisher Scientific, Inc.	2,329	1,327,949
UnitedHealth Group, Inc.	9,521	4,699,566
Universal Health Services, Inc., Class B	1,795	299,873
Vertex Pharmaceuticals, Inc.(b)	1,053	443,039
Viatris, Inc.	50,222	621,246
Zimmer Biomet Holdings, Inc.	1,739	216,262
Zoetis, Inc.	1,674	332,004

		55,796,295

Industrials-10.47%
3M Co.	9,380	864,086
A.O. Smith Corp.	1,382	114,568
AECOM	2,046	181,746
AGCO Corp.	1,257	137,893
AMETEK, Inc.	1,271	229,009
Atkore, Inc.(c)	716	121,290
Automatic Data Processing, Inc.	2,320	582,622
Avis Budget Group, Inc.(c)	2,646	285,874
Boeing Co. (The)(b)	1,304	265,651
Boise Cascade Co.	1,586	215,553
Booz Allen Hamilton Holding Corp.	1,322	195,273
Broadridge Financial Solutions, Inc.	630	128,255
Builders FirstSource, Inc.(b)	4,014	783,453
C.H. Robinson Worldwide, Inc.	2,971	220,092
CACI International, Inc., Class A(b)	336	125,950
Carlisle Cos., Inc.	616	215,600
Carrier Global Corp.(c)	8,747	486,158
Caterpillar, Inc.	5,631	1,880,529
Cintas Corp.	456	286,646
Copart, Inc.(b)	2,344	124,584
CSX Corp.	23,673	898,154
Cummins, Inc.	1,956	525,401
Deere & Co.	2,817	1,028,346
Delta Air Lines, Inc.	3,715	157,033
Dover Corp.	1,278	211,356
Eaton Corp. PLC	2,730	788,970
EMCOR Group, Inc.	855	268,060
Emerson Electric Co.	5,546	592,590
Equifax, Inc.	615	168,258
Expeditors International of Washington, Inc.	2,654	317,418
Fastenal Co.	2,958	215,964
FedEx Corp.	5,459	1,359,127
Fluor Corp.(b)	3,700	136,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Fortive Corp.	3,052	$259,817
Fortune Brands Innovations, Inc.	2,077	168,943
General Dynamics Corp.	3,734	1,020,316
General Electric Co.	10,736	1,684,371
GXO Logistics, Inc.(b)(c)	1,630	84,369
Hertz Global Holdings, Inc.(b)(c)	6,516	51,151
Honeywell International, Inc.	5,153	1,024,056
Howmet Aerospace, Inc.	2,724	181,282
Hubbell, Inc.	348	132,473
Huntington Ingalls Industries, Inc.	667	194,511
Illinois Tool Works, Inc.	1,853	485,764
Ingersoll Rand, Inc.	3,128	285,680
J.B. Hunt Transport Services, Inc.	990	204,247
Jacobs Solutions, Inc.	1,674	245,492
Johnson Controls International PLC	8,383	496,860
Knight-Swift Transportation Holdings, Inc.	3,114	175,443
L3Harris Technologies, Inc.	3,082	652,336
Landstar System, Inc.(c)	602	114,500
Leidos Holdings, Inc.	2,356	301,238
Lockheed Martin Corp.	3,168	1,356,664
ManpowerGroup, Inc.(c)	2,635	190,142
Masco Corp.	3,069	235,576
Matson, Inc.(c)	1,704	189,229
MDU Resources Group, Inc.(c)	3,430	74,362
Norfolk Southern Corp.	3,025	766,475
Northrop Grumman Corp.	1,451	668,940
Old Dominion Freight Line, Inc.	633	280,090
Oshkosh Corp.	1,675	185,691
Otis Worldwide Corp.	2,019	192,411
Owens Corning	1,969	294,917
PACCAR, Inc.	6,389	708,476
Parker-Hannifin Corp.	1,045	559,545
Paychex, Inc.	1,307	160,264
Quanta Services, Inc.	1,165	281,359
Regal Rexnord Corp.(c)	1,012	173,548
Republic Services, Inc.	1,607	295,045
Robert Half, Inc.	1,658	133,303
Rockwell Automation, Inc.	606	172,758
RTX Corp.	18,383	1,648,404
Ryder System, Inc.	2,644	301,680
Science Applications International Corp.(c)	1,034	144,719
Snap-on, Inc.	574	158,229
Southwest Airlines Co.	3,085	105,723
SS&C Technologies Holdings, Inc.	2,770	176,615
Stanley Black & Decker, Inc.	4,063	362,785
Textron, Inc.	4,099	365,098
Trane Technologies PLC	1,953	550,687
TransDigm Group, Inc.	146	171,950
Uber Technologies, Inc.(b)	7,360	585,120
UFP Industries, Inc.	1,364	156,355
Union Pacific Corp.	6,354	1,611,946
United Airlines Holdings, Inc.(b)	2,442	111,087
United Parcel Service, Inc., Class B	10,378	1,538,642
United Rentals, Inc.	996	690,497
Veralto Corp.	1,338	115,630
Verisk Analytics, Inc.	962	232,708
Vestis Corp.	1,946	36,507
W.W. Grainger, Inc.	298	290,091
Wabtec Corp.	2,346	331,466
Waste Connections, Inc.	1,655	275,458

	Shares	Value
Industrials-(continued)
Waste Management, Inc.	3,042	$625,587
Watsco, Inc.(c)	283	111,536
WESCO International, Inc.	1,025	153,227
WillScot Mobile Mini Holdings Corp.(b)(c)	2,071	98,890
XPO, Inc.(b)(c)	2,064	248,340
Xylem, Inc.	987	125,398
ZIM Integrated Shipping Services Ltd. (Israel)(c)	24,319	289,639

		40,407,327

Information Technology-19.37%
Accenture PLC, Class A	4,722	1,769,711
Adobe, Inc.(b)	2,596	1,454,487
Advanced Micro Devices, Inc.(b)	8,935	1,720,256
Akamai Technologies, Inc.(b)	1,938	214,963
Amdocs Ltd.	1,397	127,406
Amkor Technology, Inc.	4,739	147,004
Amphenol Corp., Class A	3,767	411,507
Analog Devices, Inc.	4,950	949,509
ANSYS, Inc.(b)	348	116,291
Apple, Inc.	83,046	15,010,564
Applied Materials, Inc.	7,334	1,478,681
Arista Networks, Inc.(b)	833	231,191
Arrow Electronics, Inc.(b)(c)	2,726	320,305
Autodesk, Inc.(b)	1,039	268,239
Avnet, Inc.	4,432	206,487
Broadcom, Inc.	2,936	3,818,239
Cadence Design Systems, Inc.(b)	708	215,501
CDW Corp.	1,428	351,588
Cisco Systems, Inc.	44,347	2,145,064
Cognizant Technology Solutions Corp., Class A	7,241	572,184
Corning, Inc.	12,515	403,484
Dell Technologies, Inc., Class C	21,303	2,016,542
Dropbox, Inc., Class A(b)	4,370	104,661
DXC Technology Co.(b)	9,777	213,725
Flex Ltd.(b)	11,201	315,308
Fortinet, Inc.(b)	2,727	188,463
Gartner, Inc.(b)	423	196,932
Gen Digital, Inc.	6,063	130,294
GoDaddy, Inc., Class A(b)	1,740	198,621
Hewlett Packard Enterprise Co.	43,656	664,881
HP, Inc.	27,520	779,642
Intel Corp.	83,488	3,594,158
International Business Machines Corp.	10,851	2,007,760
Intuit, Inc.	1,345	891,587
Jabil, Inc.	3,817	549,992
Juniper Networks, Inc.	4,150	153,674
Keysight Technologies, Inc.(b)	1,133	174,822
KLA Corp.	1,138	776,457
Kyndryl Holdings, Inc.(b)(c)	11,113	244,153
Lam Research Corp.	983	922,300
Marvell Technology, Inc.	6,056	433,973
Microchip Technology, Inc.	4,087	343,880
Micron Technology, Inc.	19,925	1,805,404
Microsoft Corp.	29,236	12,093,179
Motorola Solutions, Inc.	660	218,057
NetApp, Inc.	2,732	243,476
NVIDIA Corp.	3,963	3,135,209
ON Semiconductor Corp.(b)	2,403	189,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Information Technology-(continued)
Oracle Corp.	9,422	$1,052,249
Palo Alto Networks, Inc.(b)	994	308,687
Qorvo, Inc.(b)	1,959	224,403
QUALCOMM, Inc.	11,607	1,831,468
Roper Technologies, Inc.	489	266,373
Salesforce, Inc.(b)	5,496	1,697,275
Sanmina Corp.(b)(c)	1,771	111,927
Seagate Technology Holdings PLC	4,081	379,737
ServiceNow, Inc.(b)	406	313,164
Silicon Laboratories, Inc.(b)(c)	685	94,215
Skyworks Solutions, Inc.	2,279	239,113
Synopsys, Inc.(b)	596	341,943
TD SYNNEX Corp.(c)	2,325	241,567
TE Connectivity Ltd.	3,465	497,435
Teledyne Technologies, Inc.(b)	344	146,981
Teradyne, Inc.	1,368	141,711
Texas Instruments, Inc.	6,094	1,019,709
Trimble, Inc.(b)	2,278	139,391
Twilio, Inc., Class A(b)	2,390	142,420
Western Digital Corp.(b)	7,127	423,843
Workday, Inc., Class A(b)	747	220,111
Xerox Holdings Corp.(c)	8,527	159,029
Zebra Technologies Corp., Class A(b)(c)	429	119,897
Zoom Video Communications, Inc., Class A(b)	2,353	166,428

		74,798,532

Materials-4.54%
Air Products and Chemicals, Inc.	1,554	363,698
Albemarle Corp.(c)	725	99,941
Alcoa Corp.	5,469	148,812
Amcor PLC	26,721	242,092
Avery Dennison Corp.	893	193,361
Ball Corp.	4,152	265,811
Berry Global Group, Inc.	3,674	213,864
Celanese Corp.	2,004	304,548
CF Industries Holdings, Inc.	5,386	434,758
Chemours Co. (The)	3,993	78,542
Cleveland-Cliffs, Inc.(b)	23,747	493,938
Commercial Metals Co.(c)	2,696	145,584
Corteva, Inc.	8,772	469,478
Crown Holdings, Inc.	2,372	181,743
Dow, Inc.	21,374	1,194,379
DuPont de Nemours, Inc.	7,906	547,016
Eastman Chemical Co.	3,299	289,454
Ecolab, Inc.	1,436	322,870
FMC Corp.(c)	1,029	58,025
Freeport-McMoRan, Inc.	18,579	702,472
Graphic Packaging Holding Co.(c)	4,372	113,453
Huntsman Corp.(c)	7,114	182,118
International Flavors & Fragrances, Inc.	4,353	328,652
International Paper Co.	12,918	456,781
Linde PLC	4,003	1,796,627
Louisiana-Pacific Corp.(c)	2,624	194,097
LyondellBasell Industries N.V., Class A	8,158	818,084
Martin Marietta Materials, Inc.	387	223,574
Mosaic Co. (The)	12,622	393,302
Newmont Corp.	12,837	401,156
Nucor Corp.	7,388	1,420,712
Olin Corp.	4,340	233,492
Packaging Corp. of America	1,465	265,443

	Shares	Value
Materials-(continued)
PPG Industries, Inc.	1,816	$257,146
Reliance, Inc.	1,129	362,657
Sherwin-Williams Co. (The)	1,595	529,588
Sonoco Products Co.	1,605	90,971
Steel Dynamics, Inc.	4,643	621,326
Ternium S.A., ADR (Mexico)	8,870	359,590
United States Steel Corp.(c)	19,106	904,478
Vulcan Materials Co.	906	240,860
WestRock Co.	12,916	584,966

		17,529,459

Real Estate-0.68%
CBRE Group, Inc., Class A(b)	5,038	462,942
CoStar Group, Inc.(b)	1,274	110,876
Equinix, Inc.	369	327,974
Host Hotels & Resorts, Inc.	6,108	126,680
Iron Mountain, Inc.	2,357	185,354
Jones Lang LaSalle, Inc.(b)	1,658	315,418
Public Storage	1,553	440,850
SBA Communications Corp., Class A	634	132,652
Weyerhaeuser Co.	11,470	394,339
Zillow Group, Inc., Class C(b)(c)	2,058	115,557

		2,612,642

Utilities-2.07%
AES Corp. (The)	10,231	155,511
Alliant Energy Corp.(c)	2,377	113,502
Ameren Corp.	3,128	222,682
American Electric Power Co., Inc.	7,374	628,191
CenterPoint Energy, Inc.	9,125	250,937
CMS Energy Corp.	3,345	191,903
Consolidated Edison, Inc.	5,405	471,370
DTE Energy Co.	3,072	332,851
Edison International	5,412	368,124
Entergy Corp.	3,518	357,323
Eversource Energy	4,823	283,110
FirstEnergy Corp.	8,535	312,466
NiSource, Inc.	6,186	161,207
NRG Energy, Inc.	8,836	488,808
OGE Energy Corp.	3,070	101,034
PPL Corp.	13,130	346,238
Public Service Enterprise Group, Inc.	5,775	360,360
Sempra.	8,065	569,389
Southern Co. (The)	12,555	844,324
UGI Corp.	6,162	150,846
Vistra Corp.	11,202	610,957
WEC Energy Group, Inc.	3,628	284,762
Xcel Energy, Inc.	7,046	371,254

		7,977,149

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $353,676,628)		385,835,047

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.89%
Invesco Private Government Fund, 5.29%(d)(e)(f)	4,201,714	4,201,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	10,801,236	$10,806,637

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,009,971)		15,008,351

TOTAL INVESTMENTS IN SECURITIES-103.83% (Cost $368,686,599)		400,843,398
OTHER ASSETS LESS LIABILITIES-(3.83)%		(14,801,690)

NET ASSETS-100.00%		$386,041,708

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,988,617	$(2,988,617)	$-	$-	$-	$2,438

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,195,569	16,793,176	(14,787,031)	-	-	4,201,714	80,609	*

Invesco Private Prime Fund	5,653,488	35,637,976	(30,487,938)	(1,515)	4,626	10,806,637	217,121	*

Total	$7,849,057	$55,419,769	$(48,263,586)	$(1,515)	$4,626	$15,008,351	$300,168

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco RAFITM Strategic US ETF (IUS)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Information Technology	19.37

Health Care	14.45

Communication Services	12.69

Consumer Discretionary	11.20

Energy	10.53

Industrials	10.47

Consumer Staples	7.50

Financials	6.44

Materials	4.54

Sector Types Each Less Than 3%	2.75

Money Market Funds Plus Other Assets Less Liabilities	0.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)
Assets:
Unaffiliated investments in securities, at value(a)	$203,678,350	$385,835,047
Affiliated investments in securities, at value	23,113,722	15,008,351
Receivable for:
Dividends	250,380	665,728
Securities lending	1,590	2,907
Fund shares sold	-	2,277,542
Foreign tax reclaims	165	419
Other assets	70,895	-

Total assets	227,115,102	403,789,994

Liabilities:
Due to custodian	99,464	407,287
Payable for:
Investments purchased	-	2,278,966
Collateral upon return of securities loaned	23,114,924	15,009,971
Accrued unitary management fees	53,603	52,062

Total liabilities	23,267,991	17,748,286

Net Assets	$203,847,111	$386,041,708

Net assets consist of:
Shares of beneficial interest	$259,857,357	$361,027,215
Distributable earnings (loss)	(56,010,246)	25,014,493

Net Assets	$203,847,111	$386,041,708

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,660,000	8,475,001
Net asset value	$76.63	$45.55

Market price	$76.58	$45.53

Unaffiliated investments in securities, at cost	$181,818,081	$353,676,628

Affiliated investments in securities, at cost	$23,114,924	$15,009,971

(a) Includes securities on loan with an aggregate value of:	$22,822,105	$14,741,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)	Invesco RAFITM Strategic US ETF (IUS)

Investment income:
Unaffiliated dividend income	$1,472,501	$2,675,812
Affiliated dividend income	4,290	2,438
Securities lending income, net	1,775	78,156
Foreign withholding tax	-	(432)

Total investment income	1,478,566	2,755,974

Expenses:
Unitary management fees	389,765	247,996

Less: Waivers	(81)	(46)

Net expenses	389,684	247,950

Net investment income	1,088,882	2,508,024

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,252,237	(365,934)
Affiliated investment securities	(385)	4,626
In-kind redemptions	1,281,377	1,473,284

Net realized gain	6,533,229	1,111,976

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	15,653,383	28,845,572
Affiliated investment securities	(1,202)	(1,515)

Change in net unrealized appreciation	15,652,181	28,844,057

Net realized and unrealized gain	22,185,410	29,956,033

Net increase in net assets resulting from operations	$23,274,292	$32,464,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Bloomberg Pricing Power ETF (POWA)		Invesco RAFITM Strategic US ETF (IUS)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$1,088,882	$3,825,428	$2,508,024	$3,567,091
Net realized gain	6,533,229	8,518,338	1,111,976	14,278,630
Change in net unrealized appreciation	15,652,181	1,748,510	28,844,057	6,266,534

Net increase in net assets resulting from operations	23,274,292	14,092,276	32,464,057	24,112,255

Distributions to Shareholders from:
Distributable earnings	(3,149,107)	(4,063,244)	(2,312,454)	(3,191,512)

Shareholder Transactions:
Proceeds from shares sold	5,128,322	138,251,132	143,899,199	172,451,669
Value of shares repurchased	(38,723,737)	(196,076,496)	(10,229,487)	(122,753,363)

Net increase (decrease) in net assets resulting from share transactions	(33,595,415)	(57,825,364)	133,669,712	49,698,306

Net increase (decrease) in net assets	(13,470,230)	(47,796,332)	163,821,315	70,619,049

Net assets:
Beginning of period	217,317,341	265,113,673	222,220,393	151,601,344

End of period	$203,847,111	$217,317,341	$386,041,708	$222,220,393

Changes in Shares Outstanding:
Shares sold	70,000	2,060,000	3,350,000	4,500,000
Shares repurchased	(570,000)	(2,940,000)	(250,000)	(3,250,000)
Shares outstanding, beginning of period	3,160,000	4,040,000	5,375,001	4,125,001

Shares outstanding, end of period	2,660,000	3,160,000	8,475,001	5,375,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Financial Highlights

Invesco Bloomberg Pricing Power ETF (POWA)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$68.77		$65.62	$69.50	$56.99	$53.27	$49.47

Net investment income(a)	0.39		1.03	0.92	0.64	0.75	0.68
Net realized and unrealized gain (loss) on investments	8.63		3.10	(4.02)	12.66	3.62	3.73

Total from investment operations	9.02		4.13	(3.10)	13.30	4.37	4.41

Distributions to shareholders from:
Net investment income	(1.16)		(0.98)	(0.78)	(0.79)	(0.65)	(0.61)

Net asset value at end of period	$76.63		$68.77	$65.62	$69.50	$56.99	$53.27

Market price at end of period(b)	$76.58		$68.79	$65.68	$69.47	$57.08	$53.30

Net Asset Value Total Return(c)	13.24%		6.36%	(4.54)%	23.61%	8.22%	9.27%
Market Price Total Return(c)	13.13%		6.29%	(4.40)%	23.36%	8.34%	9.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$203,847		$217,317	$265,114	$300,920	$307,735	$245,052
Ratio to average net assets of:
Expenses	0.40	%(d)	0.53%	0.54%	0.55%	0.53%	0.55%
Net investment income	1.12	%(d)	1.54%	1.35%	1.05%	1.42%	1.37%
Portfolio turnover rate(e)	52%		195%	134%	121%	136%	145%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Financial Highlights–(continued)

Invesco RAFITM Strategic US ETF (IUS)

	Six Months Ended February 29, 2024		Years Ended August 31,				For the Period September 10, 2018(a) Through August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$41.34		$36.75	$38.50	$28.08	$24.93	$25.00

Net investment income(b)	0.40		0.69	0.64	0.56	0.54	0.58
Net realized and unrealized gain (loss) on investments	4.21		4.55	(1.72)	10.40	3.13	(0.26)

Total from investment operations	4.61		5.24	(1.08)	10.96	3.67	0.32

Distributions to shareholders from:
Net investment income	(0.40)		(0.65)	(0.67)	(0.54)	(0.52)	(0.39)

Net asset value at end of period	$45.55		$41.34	$36.75	$38.50	$28.08	$24.93

Market price at end of period(c)	$45.53		$41.34	$36.79	$38.52	$28.14	$24.94

Net Asset Value Total Return(d)	11.23%		14.46%	(2.84)%	39.47%	15.17%	1.45	%(e)
Market Price Total Return(d)	11.18%		14.34%	(2.78)%	39.25%	15.38%	1.50	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$386,042		$222,220	$151,601	$180,010	$143,213	$117,188
Ratio to average net assets of:
Expenses	0.19	%(f)	0.19%	0.19%	0.19%	0.19%	0.20	%(g)
Net investment income	1.92	%(f)	1.81%	1.65%	1.69%	2.09%	2.41	%(g)
Portfolio turnover rate(h)	1%		13%	10%	15%	15%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 12, 2018, the first day of trading on the exchange) to August 31, 2019 was 0.92%. The market price total return from Fund Inception to August 31, 2019 was 0.97%.

(f)	Annualized.
(g)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco Bloomberg Pricing Power ETF (POWA)	“Bloomberg Pricing Power ETF”

Invesco RAFITM Strategic US ETF (IUS)	“RAFITM Strategic US ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Bloomberg Pricing Power ETF’s Shares are listed and traded on NYSE Arca, Inc. RAFITM Strategic US ETF’s Shares are listed and traded on The Nasdaq Stock Market LLC.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Bloomberg Pricing Power ETF	Bloomberg Pricing Power Index

RAFITM Strategic US ETF	Invesco Strategic US Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

17

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income

18

included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Bloomberg Pricing Power ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. RAFITM Strategic US ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year or period-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

19

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount

Bloomberg Pricing Power ETF	$183

RAFITM Strategic US ETF	918

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system.

20

In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. Bloomberg Pricing Power ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property

21

vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

Bloomberg Pricing Power ETF	0.40%

RAFITM Strategic US ETF	0.19%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

Bloomberg Pricing Power ETF	$81

RAFITM Strategic US ETF	46

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

Bloomberg Pricing Power ETF	Bloomberg Index Services Limited

RAFITM Strategic US ETF	Invesco Indexing LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

Bloomberg Pricing Power ETF	$9,986

RAFITM Strategic US ETF	288

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Bloomberg Pricing Power ETF

Investments in Securities

Common Stocks & Other Equity Interests	$203,678,350	$-	$-	$203,678,350

Money Market Funds	-	23,113,722	-	23,113,722

Total Investments	$203,678,350	$23,113,722	$-	$226,792,072

RAFITM Strategic US ETF

Investments in Securities

Common Stocks & Other Equity Interests	$385,835,047	$-	$-	$385,835,047

Money Market Funds	-	15,008,351	-	15,008,351

Total Investments	$385,835,047	$15,008,351	$-	$400,843,398

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

Bloomberg Pricing Power ETF	$84,466,082	$-	$84,466,082

RAFITM Strategic US ETF	5,528,081	3,555,312	9,083,393

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Bloomberg Pricing Power ETF	$102,853,815	$105,088,971

RAFITM Strategic US ETF	3,891,361	2,756,782

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Bloomberg Pricing Power ETF	$5,126,911	$38,704,011

RAFITM Strategic US ETF	142,809,480	10,116,445

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

Bloomberg Pricing Power ETF	$25,184,949	$(3,553,317)	$21,631,632	$205,160,440

RAFITM Strategic US ETF	45,294,332	(13,347,060)	31,947,272	368,896,126

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

24

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)

Invesco Bloomberg Pricing Power ETF (POWA) Actual	$1,000.00	$1,132.40	0.40%	$2.12

Hypothetical (5% return before expenses)	1,000.00	1,022.87	0.40	2.01

Invesco RAFITM Strategic US ETF (IUS) Actual	1,000.00	1,112.30	0.19	1.00

Hypothetical (5% return before expenses)	1,000.00	1,023.92	0.19	0.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

© 2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SIFT-SAR-2	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
February 29, 2024
IIGD	Invesco Investment Grade Defensive ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco Investment Grade Defensive ETF (IIGD)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.95%
Aerospace & Defense-1.36%
General Dynamics Corp., 3.75%, 05/15/2028	$340,000	$327,691
RTX Corp., 5.75%, 11/08/2026	320,000	324,683

		652,374

Air Freight & Logistics-0.70%
United Parcel Service, Inc., 3.05%, 11/15/2027	355,000	333,997

Automobile Components-1.30%
BorgWarner, Inc., 2.65%, 07/01/2027	320,000	295,644
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	335,000	329,399

		625,043

Automobiles-0.64%
PACCAR Financial Corp., 4.60%, 01/31/2029	310,000	306,881

Banks-11.39%
Bank of America Corp., 3.50%, 04/19/2026	305,000	295,733
Citibank N.A., 5.80%, 09/29/2028(c)	320,000	329,800
Fifth Third Bancorp, 2.55%, 05/05/2027	325,000	298,570
Fifth Third Bank N.A., 3.85%, 03/15/2026	350,000	337,238
JPMorgan Chase & Co., 2.95%, 10/01/2026(c)	350,000	332,818
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	330,000	330,506
KeyBank N.A., 5.85%, 11/15/2027(c)	335,000	330,970
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	300,000	288,694
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	320,000	325,955
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	330,000	332,366
PNC Bank N.A., 4.05%, 07/26/2028(c)	350,000	331,160
Truist Bank 3.30%, 05/15/2026	350,000	333,958
3.80%, 10/30/2026	345,000	330,774
Truist Financial Corp., 1.13%, 08/03/2027(c)	380,000	331,130
U.S. Bancorp, Series V, 2.38%, 07/22/2026(c)	325,000	304,708
Wells Fargo & Co., 3.00%, 04/22/2026	310,000	295,824
Wells Fargo Bank N.A., 5.25%, 12/11/2026	330,000	331,288

		5,461,492

Beverages-0.68%
PepsiCo, Inc., 3.00%, 10/15/2027(c)	345,000	325,408

Biotechnology-0.68%
Gilead Sciences, Inc., 3.65%, 03/01/2026	337,000	327,297

Broadline Retail-0.69%
Amazon.com, Inc., 3.15%, 08/22/2027	347,000	329,570

Capital Markets-7.92%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)(c)	340,000	335,465
Bank of New York Mellon Corp. (The), 3.85%, 04/28/2028(c)	310,000	299,464
BlackRock, Inc., 1.90%, 01/28/2031	400,000	331,011

	Principal Amount	Value
Capital Markets-(continued)
Cboe Global Markets, Inc., 3.65%, 01/12/2027	$345,000	$334,191
Charles Schwab Corp. (The), 2.45%, 03/03/2027(c)	320,000	296,763
CME Group, Inc., 2.65%, 03/15/2032	380,000	326,136
FMR LLC, 7.57%, 06/15/2029(b)	300,000	332,797
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	310,000	299,458
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	330,000	305,890
Morgan Stanley, 3.13%, 07/27/2026	330,000	314,864
Northern Trust Corp., 4.00%, 05/10/2027	305,000	296,409
State Street Corp., 5.27%, 08/03/2026	325,000	326,255

		3,798,703

Chemicals-1.38%
Ecolab, Inc., 2.70%, 11/01/2026	350,000	332,337
EIDP, Inc., 4.50%, 05/15/2026	335,000	329,934

		662,271

Commercial Services & Supplies-1.38%
Cintas Corp. No. 2, 3.70%, 04/01/2027(c)	340,000	329,808
Veralto Corp., 5.50%, 09/18/2026(b)	330,000	331,552

		661,360

Communications Equipment-0.69%
Cisco Systems, Inc., 2.50%, 09/20/2026	350,000	330,387

Consumer Finance-1.98%
American Express Co., 2.55%, 03/04/2027(c)	355,000	329,594
Discover Bank, 3.45%, 07/27/2026	360,000	341,495
General Motors Financial Co., Inc., 5.40%, 04/06/2026	280,000	280,203

		951,292

Consumer Staples Distribution & Retail-2.71%
Costco Wholesale Corp., 1.60%, 04/20/2030	370,000	308,391
Kroger Co. (The), 2.65%, 10/15/2026	355,000	333,824
Target Corp., 2.50%, 04/15/2026(c)	345,000	329,560
Walmart, Inc., 1.80%, 09/22/2031(c)	400,000	328,175

		1,299,950

Electric Utilities-6.60%
Duke Energy Florida LLC, 2.50%, 12/01/2029	340,000	299,136
Entergy Arkansas LLC, 3.50%, 04/01/2026	297,000	288,183
Fells Point Funding Trust, 3.05%, 01/31/2027(b)	360,000	337,018
Florida Power & Light Co., 2.45%, 02/03/2032	390,000	325,562
MidAmerican Energy Co., 3.65%, 04/15/2029	347,000	327,575
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028(c)	344,000	325,546
PPL Capital Funding, Inc., 3.10%, 05/15/2026	350,000	333,797
Southern California Edison Co., 5.85%, 11/01/2027	315,000	322,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	$300,000	$287,374
Virginia Power Fuel Securitization, LLC, Series A-2, 4.88%, 05/01/2031	320,000	319,488

		3,166,420

Electrical Equipment-0.69%
Emerson Electric Co., 2.00%, 12/21/2028(c)	377,000	332,739

Energy Equipment & Services-1.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	350,000	330,172
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	300,000	287,809

		617,981

Financial Services-4.59%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	343,000	331,480
Equitable Holdings, Inc., 4.35%, 04/20/2028	280,000	269,812
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(c)	360,000	333,026
Mastercard, Inc., 3.35%, 03/26/2030(c)	325,000	300,403
Nuveen LLC, 4.00%, 11/01/2028(b)	304,000	293,949
Visa, Inc., 1.90%, 04/15/2027(c)	360,000	331,815
Western Union Co. (The), 1.35%, 03/15/2026	370,000	340,937

		2,201,422

Food Products-2.62%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(c)	349,000	328,592
Kellanova, 3.25%, 04/01/2026	310,000	298,131
Mars, Inc., 4.55%, 04/20/2028(b)(c)	335,000	330,550
Mondelez International, Inc., 2.63%, 03/17/2027(c)	320,000	298,670

		1,255,943

Gas Utilities-1.38%
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	330,000	332,448
Southern California Gas Co., 2.95%, 04/15/2027	350,000	329,296

		661,744

Ground Transportation-1.31%
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026(c)	335,000	327,209
Norfolk Southern Corp., 2.90%, 06/15/2026	315,000	300,368

		627,577

Health Care Equipment & Supplies-2.06%
Abbott Laboratories, 3.75%, 11/30/2026	339,000	330,121
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	335,000	327,780
Stryker Corp., 3.50%, 03/15/2026	340,000	329,662

		987,563

Health Care Providers & Services-2.05%
Ascension Health, Series B, 2.53%, 11/15/2029	369,000	328,751

	Principal Amount	Value
Health Care Providers & Services-(continued)
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	$376,000	$327,301
Sutter Health, Series 20-A, 2.29%, 08/15/2030	385,000	328,825

		984,877

Household Durables-0.70%
DR Horton, Inc., 1.30%, 10/15/2026	370,000	334,923

Household Products-0.63%
Procter & Gamble Co. (The), 3.00%, 03/25/2030(c)	330,000	302,172

Independent Power and Renewable Electricity Producers-0.70%
NSTAR Electric Co., 3.20%, 05/15/2027	352,000	335,679

Industrial Conglomerates-1.38%
3M Co., 2.38%, 08/26/2029(c)	380,000	330,218
Honeywell International, Inc., 2.50%, 11/01/2026	351,000	330,945

		661,163

Insurance-12.10%
Athene Global Funding, 5.58%, 01/09/2029(b)	330,000	329,171
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032(c)	370,000	323,538
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	348,000	335,686
Corebridge Global Funding, 5.20%, 01/12/2029(b)(c)	330,000	326,670
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)(c)	381,000	334,305
F&G Global Funding, 1.75%, 06/30/2026(b)	335,000	302,706
GA Global Funding Trust, 5.50%, 01/08/2029(b)	340,000	336,184
Jackson National Life Global Funding, 3.05%, 04/29/2026(b)	310,000	291,207
MassMutual Global Funding II, 4.50%, 04/10/2026(b)	330,000	326,292
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	345,000	330,768
New York Life Global Funding, 4.85%, 01/09/2028(b)(c)	335,000	333,246
New York Life Insurance Co., 5.88%, 05/15/2033(b)	287,000	296,999
Northwestern Mutual Global Funding
4.35%, 09/15/2027(b)	310,000	302,371
4.90%, 06/12/2028(b)	335,000	331,724
Pacific Life Global Funding II, 1.38%, 04/14/2026(b)	365,000	337,192
Pricoa Global Funding I, 1.20%, 09/01/2026(b)	365,000	331,333
Principal Life Global Funding II, 3.00%, 04/18/2026(b)	312,000	296,674
RGA Global Funding, 5.50%, 01/11/2031(b)(c)	340,000	335,712

		5,801,778

Interactive Media & Services-0.68%
Alphabet, Inc., 1.10%, 08/15/2030(c)	404,000	327,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 29, 2024

(Unaudited)

	Principal Amount	Value
Machinery-3.92%
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	$300,000	$296,570
Cummins, Inc., 1.50%, 09/01/2030(c)	405,000	327,512
Deere & Co., 3.10%, 04/15/2030	330,000	300,078
Fortive Corp., 3.15%, 06/15/2026	315,000	300,859
Illinois Tool Works, Inc., 2.65%, 11/15/2026(c)	350,000	332,787
John Deere Capital Corp., 4.95%, 07/14/2028	320,000	321,919

		1,879,725

Media-0.70%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	345,000	334,365

Multi-Utilities-1.36%
DTE Electric Co., 2.25%, 03/01/2030	380,000	326,459
WEC Energy Group, Inc., 5.60%, 09/12/2026	320,000	323,249

		649,708

Oil, Gas & Consumable Fuels-6.02%
Chevron Corp., 2.95%, 05/16/2026	345,000	331,523
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	300,000	285,974
Chevron USA, Inc., 1.02%, 08/12/2027(c)	375,000	331,760
ConocoPhillips Co., 6.95%, 04/15/2029(c)	300,000	328,921
Exxon Mobil Corp., 3.04%, 03/01/2026	340,000	328,140
Magellan Midstream Partners L.P., 5.00%, 03/01/2026(c)	335,000	332,629
MPLX L.P., 1.75%, 03/01/2026	360,000	335,958
Phillips 66 Co., 4.95%, 12/01/2027	330,000	329,047
Pioneer Natural Resources Co., 5.10%, 03/29/2026	285,000	284,777

		2,888,729

Paper & Forest Products-0.70%
Georgia-Pacific LLC, 0.95%, 05/15/2026(b)	365,000	333,875

Passenger Airlines-0.62%
Southwest Airlines Co., 5.13%, 06/15/2027	300,000	298,913

Personal Care Products-0.62%
Estee Lauder Cos., Inc. (The), 4.38%, 05/15/2028	300,000	295,121

Pharmaceuticals-1.97%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029(c)	325,000	303,148
Johnson & Johnson, 2.45%, 03/01/2026	323,000	309,158
Pfizer, Inc., 3.00%, 12/15/2026	350,000	333,940

		946,246

Professional Services-0.62%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	335,000	298,870

Real Estate Management & Development-0.68%
CBRE Services, Inc., 4.88%, 03/01/2026	330,000	326,442

Residential REITs-0.69%
Mid-America Apartments L.P., 3.60%, 06/01/2027	345,000	329,815

	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.67%
Applied Materials, Inc., 3.30%, 04/01/2027	$345,000	$330,327
Lam Research Corp., 4.00%, 03/15/2029	340,000	328,382
NVIDIA Corp., 2.85%, 04/01/2030	360,000	324,400
QUALCOMM, Inc., 3.25%, 05/20/2027(c)	310,000	295,693

		1,278,802

Software-2.07%
Adobe, Inc., 2.30%, 02/01/2030	380,000	332,052
Microsoft Corp., 2.40%, 08/08/2026	350,000	331,558
Salesforce, Inc., 3.70%, 04/11/2028	340,000	327,947

		991,557

Specialty Retail-2.07%
Home Depot, Inc. (The), 2.95%, 06/15/2029	365,000	333,411
Lowe’s Cos., Inc., 3.10%, 05/03/2027(c)	345,000	326,313
TJX Cos., Inc. (The), 2.25%, 09/15/2026	355,000	333,698

		993,422

Technology Hardware, Storage & Peripherals-1.28%

Apple, Inc., 3.25%, 02/23/2026	345,000	334,885
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	300,000	278,837

		613,722

Textiles, Apparel & Luxury Goods-0.68%
NIKE, Inc., 2.85%, 03/27/2030(c)	360,000	324,319

Total U.S. Dollar Denominated Bonds & Notes (Cost $48,892,298)		47,448,869

	Shares
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $30,170)	30,170	30,170

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $48,922,468)		47,479,039

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-24.88%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,339,647	3,339,647
Invesco Private Prime Fund, 5.49%(d)(e)(f)	8,583,371	8,587,663

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,928,390)		11,927,310

TOTAL INVESTMENTS IN SECURITIES-123.89% (Cost $60,850,858)		59,406,349
OTHER ASSETS LESS LIABILITIES-(23.89)%		(11,455,342)

NET ASSETS-100.00%.		$47,951,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Investment Grade Defensive ETF (IIGD)–(continued)

February 29, 2024

(Unaudited)

Investment Abbreviations:

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $8,979,198, which represented 18.73% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$150,154	$2,298,337	$(2,418,321)	$-	$-	$30,170	$3,397

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,313,996	15,515,245	(15,489,594)	-	-	3,339,647	93,306	*

Invesco Private Prime Fund	8,521,578	40,813,853	(40,751,943)	(1,344)	5,519	8,587,663	249,704	*

Total	$11,985,728	$58,627,435	$(58,659,858)	$(1,344)	$5,519	$11,957,480	$346,407

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of February 29, 2024

Financials	37.98

Industrials	11.98

Utilities	10.04

Energy	7.31

Consumer Staples	7.26

Health Care	6.76

Information Technology	6.71

Consumer Discretionary	6.08

Sector Types Each Less Than 3%	4.83

Money Market Funds Plus Other Assets Less Liabilities	1.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Statement of Assets and Liabilities

February 29, 2024

(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Assets:
Unaffiliated investments in securities, at value(a)	$47,448,869
Affiliated investments in securities, at value	11,957,480
Cash	3,896
Receivable for:
Dividends and interest	508,361
Securities lending	1,464
Investments sold	3,246,620

Total assets	63,166,690

Liabilities:
Payable for:
Investments purchased	3,281,355
Collateral upon return of securities loaned	11,928,390
Accrued unitary management fees	5,938

Total liabilities	15,215,683

Net Assets	$47,951,007

Net assets consist of:
Shares of beneficial interest	$53,544,368
Distributable earnings (loss)	(5,593,361)

Net Assets	$47,951,007

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,001
Net asset value	$23.98

Market price	$23.96

Unaffiliated investments in securities, at cost	$48,892,298

Affiliated investments in securities, at cost	$11,958,560

(a) Includes securities on loan with an aggregate value of:	$11,257,351

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Operations

For the six months ended February 29, 2024

(Unaudited)

Invesco Investment Grade Defensive ETF (IIGD)
Investment income:
Unaffiliated interest income	$1,332,253
Affiliated dividend income	3,397
Securities lending income, net	10,669

Total investment income	1,346,319

Expenses:
Unitary management fees	42,039

Less: Waivers	(67)

Net expenses	41,972

Net investment income	1,304,347

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(379,677)
Affiliated investment securities	5,519
In-kind redemptions	(322,016)

Net realized gain (loss)	(696,174)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,391,630
Affiliated investment securities	(1,344)

Change in net unrealized appreciation	1,390,286

Net realized and unrealized gain	694,112

Net increase in net assets resulting from operations	$1,998,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco Investment Grade Defensive ETF (IIGD)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$1,304,347	$2,582,258
Net realized gain (loss)	(696,174)	(3,758,716)
Change in net unrealized appreciation	1,390,286	1,226,149

Net increase in net assets resulting from operations	1,998,459	49,691

Distributions to Shareholders from:
Distributable earnings	(1,338,827)	(2,622,032)

Shareholder Transactions:
Proceeds from shares sold	2,377,325	127,540,684
Value of shares repurchased	(28,659,991)	(108,435,431)

Net increase (decrease) in net assets resulting from share transactions	(26,282,666)	19,105,253

Net increase (decrease) in net assets	(25,623,034)	16,532,912

Net assets:
Beginning of period	73,574,041	57,041,129

End of period	$47,951,007	$73,574,041

Changes in Shares Outstanding:
Shares sold	100,000	5,300,000
Shares repurchased	(1,200,000)	(4,550,000)
Shares outstanding, beginning of period	3,100,001	2,350,001

Shares outstanding, end of period	2,000,001	3,100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Financial Highlights

Invesco Investment Grade Defensive ETF (IIGD)

	Six Months Ended February 29, 2024		Years Ended August 31,
	(Unaudited)		2023	2022	2021	2020	2019
Per Share Operating Performance:
Net asset value at beginning of period	$23.73		$24.27	$26.75	$27.43	$26.30	$25.16

Net investment income(a)	0.48		0.80	0.31	0.33	0.53	0.66
Net realized and unrealized gain (loss) on investments	0.26		(0.58)	(2.30)	(0.27)	1.14	1.03

Total from investment operations	0.74		0.22	(1.99)	0.06	1.67	1.69

Distributions to shareholders from:
Net investment income	(0.49)		(0.76)	(0.32)	(0.33)	(0.53)	(0.78)
Net realized gains	-		-	(0.17)	(0.41)	(0.02)	(0.01)

Total distributions	(0.49)		(0.76)	(0.49)	(0.74)	(0.55)	(0.79)

Transaction fees(a)	-		-	-	-	0.01	0.24

Net asset value at end of period	$23.98		$23.73	$24.27	$26.75	$27.43	$26.30

Market price at end of period(b)	$23.96		$23.73	$24.20	$26.76	$27.41	$26.37

Net Asset Value Total Return(c)	3.15%		0.95%	(7.55)%	0.21%	6.50%	7.81%
Market Price Total Return(c)	3.07%		1.24%	(7.82)%	0.32%	6.13%	8.05%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$47,951		$73,574	$57,041	$97,655	$83,647	$65,744
Ratio to average net assets of:
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.13%	0.15	%(e)
Net investment income	4.03	%(d)	3.32%	1.21%	1.21%	1.98%	2.57	%(e)
Portfolio turnover rate(f)	31%		84%	51%	53%	74%	71%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:

Full Name	Short Name

Invesco Investment Grade Defensive ETF (IIGD)	“Investment Grade Defensive ETF”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Invesco Investment Grade Defensive Index (the “Underlying Index”).

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a

11

particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

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G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent the Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, there were no affiliated securities lending transactions with Invesco.

J.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility and reduced

14

liquidity for certain fixed-income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Index Risk. Unlike many investment companies that are “actively managed”, the Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.13% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation

15

expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees of $67.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of the Fund with Invesco Indexing LLC (the “Licensor”).

The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$47,448,869	$-	$47,448,869

Money Market Funds	30,170	11,927,310	-	11,957,480

Total Investments	$30,170	$59,376,179	$-	$59,406,349

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Fund had a capital loss carryforward as of August 31, 2023, as follows:

No expiration
Short-Term	Long-Term	Total*

$1,318,011	$1,931,244	$3,249,255

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $19,511,651 and $19,833,707, respectively.

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were $2,378,210 and $28,338,264, respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investments	$166,360

Aggregate unrealized (depreciation) of investments	(1,779,812)

Net unrealized appreciation of investments	$(1,613,452)

Cost of investments for tax purposes is $61,019,801.

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

NOTE 8–Capital

Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco Investment Grade Defensive ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Investment Grade Defensive ETF (IIGD)

Actual	$1,000.00	$1,031.50	0.13%	$0.66

Hypothetical (5% return before expenses)	1,000.00	1,024.22	0.13	0.65

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

18

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-SIFT-SAR-3	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders February 29, 2024

IMFL	Invesco International Developed Dynamic Multifactor ETF

OMFL	Invesco Russell 1000® Dynamic Multifactor ETF

OMFS	Invesco Russell 2000® Dynamic Multifactor ETF

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and delivery of shareholder reports. These newly designed shareholder reports will highlight key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Other information, including financial statements, will no longer be included in the shareholder report but will be available at invesco.com/reports, delivered upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications electronically instead of by mail, you may make that request by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery. If you do not make this request or enroll in e-delivery, you will receive future shareholder reports and other communications by mail.

2

Invesco International Developed Dynamic Multifactor ETF (IMFL)

February 29, 2024

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Australia-8.56%
Adbri Ltd.(a)	139,529	$284,374
ALS Ltd.	46,965	364,835
Alumina Ltd.(a)	367,334	252,345
AMP Ltd.	861,632	625,573
Ampol Ltd.	72,535	1,860,908
Ansell Ltd.	39,073	606,292
Aurizon Holdings Ltd.	195,954	486,139
Beach Energy Ltd.	542,604	565,307
Bendigo & Adelaide Bank Ltd.(b)	169,697	1,069,623
BlueScope Steel Ltd.	118,803	1,766,870
Boral Ltd.(a)	32,834	128,065
Challenger Ltd.	137,249	601,458
Charter Hall Group	30,856	251,551
Cleanaway Waste Management Ltd.	160,950	280,871
CSR Ltd.	111,718	642,340
Deterra Royalties Ltd.	52,788	170,490
Domino’s Pizza Enterprises Ltd.(b)	4,543	133,266
Downer EDI Ltd.	206,351	669,140
EBOS Group Ltd.(b)	48,745	1,097,337
Endeavour Group Ltd.	155,304	556,194
Evolution Mining Ltd.	104,101	199,967
Harvey Norman Holdings Ltd.(b)	182,348	587,743
Iluka Resources Ltd.(b)	129,854	579,198
Incitec Pivot Ltd.	591,562	1,040,028
Insignia Financial Ltd.(b)	103,547	159,796
JB Hi-Fi Ltd.	33,275	1,333,822
Magellan Financial Group Ltd.	41,215	217,649
Metcash Ltd.	296,110	715,333
New Hope Corp. Ltd.	163,636	500,793
Nufarm Ltd.	115,002	431,329
Orica Ltd.	30,511	339,929
Orora Ltd.	411,835	718,686
Perpetual Ltd.(b)	10,952	171,296
Pilbara Minerals Ltd.(b)	399,949	1,093,793
Platinum Asset Management Ltd.(b)	160,127	107,395
Qantas Airways Ltd.(a)	257,923	861,566
Qube Holdings Ltd.	148,976	315,269
Ramsay Health Care Ltd.	30,907	1,105,069
Region RE Ltd.	353,536	508,753
Seven Group Holdings Ltd.(b)	15,749	394,919
Steadfast Group Ltd.	68,473	258,154
Tabcorp Holdings Ltd.	373,835	182,567
TPG Telecom Ltd.	22,733	69,424
Whitehaven Coal Ltd.	213,266	960,968
Yancoal Australia Ltd.(b)	50,819	196,890

		25,463,314

Austria-1.59%
ANDRITZ AG	11,388	715,997
Eurotelesites AG(a)	10,439	41,233
Mondi PLC	69,105	1,231,224
OMV AG	15,122	666,681
Raiffeisen Bank International AG	39,470	821,788
Telekom Austria AG(a)	41,389	328,752
voestalpine AG	33,835	924,151

		4,729,826

	Shares	Value
Belgium-1.47%
Ackermans & van Haaren N.V.	6,753	$1,134,896
Ageas S.A./N.V.	18,927	802,889
Elia Group S.A./N.V.	2,867	318,629
Solvay S.A., Class A	7,173	182,413
Syensqo S.A.(a)	7,173	641,241
Umicore S.A.(b)	62,247	1,299,386

		4,379,454

Brazil-0.39%
Yara International ASA	36,858	1,147,547

Burkina Faso-0.06%
Endeavour Mining PLC	10,908	175,926

Cambodia-0.05%
NagaCorp Ltd.(a)	332,130	151,878

Canada-1.70%
Canadian Tire Corp. Ltd., Class A(b)	16,030	1,632,132
George Weston Ltd.	7,649	1,002,460
IGM Financial, Inc.(b)	10,088	265,151
Power Corp. of Canada	53,664	1,551,344
Saputo, Inc.(b)	28,999	590,307

		5,041,394

China-1.21%
AAC Technologies Holdings, Inc.	205,099	509,813
BOC Aviation Ltd.(c)	25,461	187,653
Kerry Logistics Network Ltd.	81,915	92,077
Lenovo Group Ltd.	1,052,437	1,165,521
MMG Ltd.(a)	686,443	184,132
Nexteer Automotive Group Ltd.	244,658	113,129
SITC International Holdings Co. Ltd.	387,941	638,243
Wilmar International Ltd.	151,872	374,993
Xinyi Glass Holdings Ltd.	312,984	319,828

		3,585,389

Denmark-0.18%
H. Lundbeck A/S	52,752	255,631
ROCKWOOL A/S, Class B	880	281,695

		537,326

Finland-1.13%
Kesko OYJ, Class B	57,792	1,104,763
Orion OYJ, Class B	15,575	613,503
Stora Enso OYJ, Class R(b)	94,949	1,200,109
Valmet OYJ(b)	16,532	433,120

		3,351,495

France-4.43%
ALD S.A.(b)(c)	22,461	137,573
Arkema S.A.	10,518	1,089,946
Bouygues S.A.	25,344	1,002,969
Carrefour S.A.(b)	72,742	1,222,487
Ciede L’Odet SE	123	191,404
Covivio S.A.	9,280	416,959
Eiffage S.A.	15,515	1,689,869
Eurazeo SE	10,235	865,021
JCDecaux SE(a)	21,951	453,707
Rexel S.A.	68,846	1,765,691
SCOR SE	29,646	904,055
SEB S.A.	2,530	299,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
France-(continued)
Teleperformance SE	7,322	$907,637
Unibail-Rodamco-Westfield SE(a)(b)	9,336	682,758
Valeo SE	63,661	737,820
Wendel SE	8,279	810,353

		13,177,769

Germany-1.61%
Deutsche Lufthansa AG(a)	120,885	940,304
Evonik Industries AG	23,848	440,270
Fraport AG Frankfurt Airport Services Worldwide(a)	2,850	158,524
Hella GmbH & Co. KGaA	1,953	172,668
HelloFresh SE(a)	11,327	157,019
HOCHTIEF AG	4,496	533,242
Siemens Energy AG, Class A(a)(b)	37,948	583,335
Sixt SE, Preference Shares	1,850	124,723
Talanx AG	3,778	269,832
Telefonica Deutschland Holding AG(b)	62,574	159,129
thyssenkrupp AG	150,370	768,540
Traton SE	6,666	176,589
Wacker Chemie AG(b)	2,770	302,903

		4,787,078

Hong Kong-2.51%
ASMPT Ltd.	50,674	621,062
Bank of East Asia Ltd. (The)	287,663	359,726
Cafe de Coral Holdings Ltd.	99,671	105,670
Dah Sing Banking Group Ltd.	109,806	69,568
Dah Sing Financial Holdings Ltd.	54,490	113,730
DFI Retail Group Holdings Ltd.(b)	91,819	193,738
Hang Lung Group Ltd.	263,093	306,149
Hang Lung Properties Ltd.	101,803	110,011
Hutchison Port Holdings Trust, Class U	1,529,287	201,866
Jardine Matheson Holdings Ltd.	19,063	798,930
Johnson Electric Holdings Ltd., Class H	109,565	149,468
Kerry Properties Ltd.	149,429	246,223
Man Wah Holdings Ltd.(b)	459,623	298,830
New World Development Co. Ltd.(b)	383,542	483,543
NWS Holdings Ltd.	139,685	164,150
Orient Overseas International Ltd.	33,778	525,084
PCCW Ltd.	946,034	471,277
Swire Pacific Ltd., Class B	79,644	103,767
United Energy Group Ltd.	2,267,053	138,998
Vitasoy International Holdings Ltd.(b)	55,487	50,605
VTech Holdings Ltd.	48,856	282,385
WH Group Ltd.	2,378,939	1,434,267
Yue Yuen Industrial Holdings Ltd.	212,535	222,884

		7,451,931

Indonesia-0.09%
First Pacific Co. Ltd.	692,925	279,691

Ireland-0.71%
AIB Group PLC	133,030	617,006
Glanbia PLC	31,411	569,016
Smurfit Kappa Group PLC(b)	21,646	924,935

		2,110,957

Israel-3.49%
Airport City Ltd.(a)	8,710	146,833
Amot Investments Ltd.	52,607	268,809
Bank Hapoalim B.M.	110,678	1,059,182

	Shares	Value
Israel-(continued)
Bank Leumi le-Israel B.M	129,123	$1,081,689
Bezeq The Israeli Telecommunication Corp. Ltd.	528,928	714,251
Big Shopping Centers Ltd.(a)	4,226	467,373
Delek Group Ltd.	2,373	319,912
Electra Ltd.(b)	422	183,139
Energix-Renewable Energies Ltd.	20,500	76,855
Fattal Holdings 1998 Ltd.(a)	978	133,627
First International Bank of Israel Ltd. (The)	15,821	682,612
Harel Insurance Investments & Financial Services Ltd.	33,392	331,901
ICL Group Ltd.	179,147	947,499
Israel Corp. Ltd.(a)(b)	1,132	296,946
Israel Discount Bank Ltd., Class A	132,391	690,201
Melisron Ltd.	4,861	375,504
Mivne Real Estate KD Ltd.	189,786	509,270
Mizrahi Tefahot Bank Ltd.	14,237	563,246
Phoenix Holdings Ltd. (The)	49,797	537,204
Strauss Group Ltd.(a)(b)	3,517	69,727
Tower Semiconductor Ltd.(a)	28,040	922,472

		10,378,252

Italy-2.71%
A2A S.p.A.(b)	469,039	852,719
Banca Mediolanum S.p.A.	51,032	549,703
Banco BPM S.p.A.	179,144	1,041,808
Buzzi S.p.A.	7,554	255,373
Hera S.p.A.	236,209	816,941
Italgas S.p.A.	83,141	453,904
Leonardo S.p.A.	73,344	1,567,939
Pirelli & C. S.p.A.(c)	149,540	881,945
Reply S.p.A.(b)	2,197	304,794
Telecom Italia S.p.A.(a)(b)	2,041,138	614,272
Telecom Italia S.p.A., RSP(a)(b)	1,159,491	361,492
UnipolSai Assicurazioni S.p.A.	119,539	344,354

		8,045,244

Japan-33.91%
Activia Properties, Inc.	27	70,265
AEON Mall Co. Ltd.(b)	19,071	222,858
AEON REIT Investment Corp.	67	58,866
AGC, Inc.	11,082	396,352
Aica Kogyo Co. Ltd.	6,168	146,545
Ain Holdings, Inc.	7,105	224,918
Air Water, Inc.	46,091	665,328
Aisin Corp.	18,618	702,451
Alfresa Holdings Corp.	48,938	731,274
Alps Alpine Co. Ltd.(b)	60,093	441,654
Amada Co. Ltd.	16,263	180,646
Amano Corp.	5,041	123,339
ANA Holdings, Inc.(a)(b)	9,366	204,254
Anritsu Corp.	11,987	103,075
As One Corp.	2,320	80,883
ASKUL Corp.	11,907	167,384
Benesse Holdings, Inc.	21,752	376,776
Bic Camera, Inc.(b)	43,100	370,613
BIPROGY, Inc.	6,408	198,401
Brother Industries Ltd.	17,479	293,068
Calbee, Inc.	4,114	88,124
Canon Marketing Japan, Inc.	5,684	169,149
Casio Computer Co. Ltd.(b)	13,736	110,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Japan-(continued)
Chubu Electric Power Co., Inc.	54,297	$677,125
Coca-Cola Bottlers Japan Holdings, Inc.	21,098	279,460
COMSYS Holdings Corp.(b)	20,215	446,521
Concordia Financial Group Ltd.	58,593	296,743
Cosmo Energy Holdings Co. Ltd.	24,701	1,100,298
Cosmos Pharmaceutical Corp.(b)	1,110	108,501
CyberAgent, Inc.	45,331	318,168
Dai Nippon Printing Co. Ltd.	13,866	404,576
Daicel Corp.	47,631	450,310
Daido Steel Co. Ltd.	53,136	628,210
Daiichikosho Co. Ltd.	3,772	48,791
Daito Trust Construction Co. Ltd.	3,138	372,463
DeNA Co. Ltd.	9,711	95,053
Denka Co. Ltd.	10,915	179,109
DIC Corp.	24,720	476,827
DMG Mori Co. Ltd.	27,134	627,090
Dowa Holdings Co. Ltd.(b)	13,823	482,932
Ebara Corp.	6,244	526,278
Electric Power Development Co. Ltd.(b)	50,559	831,671
ENEOS Holdings, Inc.	210,154	907,480
EXEO Group, Inc.(b)	14,444	303,800
Ezaki Glico Co. Ltd.	5,192	154,993
Food & Life Cos. Ltd.	6,233	123,540
FP Corp.	4,858	89,179
Frontier Real Estate Investment Corp.	20	57,393
Fuji Electric Co. Ltd.	7,018	426,697
Fuji Media Holdings, Inc.	13,532	162,064
Fuji Oil Holdings, Inc.	11,501	192,375
Fujikura Ltd.	81,023	989,577
Fukuoka Financial Group, Inc.	10,513	272,817
Furukawa Electric Co. Ltd.	18,671	369,815
Fuyo General Lease Co. Ltd.	2,880	263,139
GMO Internet Group, Inc.(b)	8,270	149,382
GS Yuasa Corp.	22,812	429,049
GungHo Online Entertainment, Inc.	9,353	135,793
Hachijuni Bank Ltd. (The)	21,534	131,978
Hakuhodo DY Holdings, Inc.	36,093	335,561
Haseko Corp.	31,866	394,839
Heiwa Corp.	9,340	128,989
Hirogin Holdings, Inc.	11,606	82,856
Hirose Electric Co. Ltd.	1,452	154,397
Horiba Ltd.	6,707	654,478
House Foods Group, Inc.	5,643	118,500
Hulic Co. Ltd.	33,776	336,925
Idemitsu Kosan Co. Ltd.	284,013	1,798,920
IHI Corp.(b)	27,674	609,431
Iida Group Holdings Co. Ltd.	14,468	186,710
Industrial & Infrastructure Fund Investment Corp.(b)	71	59,771
INFRONEER Holdings, Inc.(b)	65,549	672,483
Internet Initiative Japan, Inc.	5,124	95,089
Isetan Mitsukoshi Holdings Ltd.	21,975	310,384
Isuzu Motors Ltd.	44,726	637,107
ITO EN Ltd.	4,256	118,720
Itoham Yonekyu Holdings, Inc.	7,820	214,740
Iwatani Corp.	11,669	580,448
Iyogin Holdings, Inc.	10,555	79,196
Izumi Co. Ltd.(b)	11,653	269,934
J. Front Retailing Co. Ltd.(b)	28,150	279,393
Japan Airlines Co. Ltd.	6,676	124,715

	Shares	Value
Japan-(continued)
Japan Aviation Electronics Industry Ltd.	6,117	$108,142
Japan Post Insurance Co. Ltd.	18,376	339,109
Japan Prime Realty Investment Corp.	32	70,235
Japan Steel Works Ltd. (The)	4,714	85,905
Jeol Ltd.	3,146	139,507
JFE Holdings, Inc.	63,176	1,036,260
JGC Holdings Corp.	45,110	410,653
JTEKT Corp.(b)	69,363	646,035
JustSystems Corp.	3,288	58,809
Kagome Co. Ltd.	3,146	72,349
Kajima Corp.	23,352	433,355
Kakaku.com, Inc.	5,950	68,278
Kamigumi Co. Ltd.	9,850	230,735
Kandenko Co. Ltd.	20,530	234,421
Kaneka Corp.	18,136	436,102
Kansai Paint Co. Ltd.	13,010	188,626
Kawasaki Heavy Industries Ltd.(b)	27,010	745,856
Kawasaki Kisen Kaisha Ltd.(b)	37,106	1,773,363
KDX Realty Investment Corp.	55	55,085
Keikyu Corp.	14,691	130,596
Kewpie Corp.	12,281	228,971
Kinden Corp.	17,307	295,157
Kintetsu Group Holdings Co. Ltd.	25,340	779,823
Kobe Steel Ltd.(b)	74,058	1,014,852
Koito Manufacturing Co. Ltd.	10,932	138,376
Kokuyo Co. Ltd.	9,399	148,706
Konica Minolta, Inc.(a)	73,501	242,548
K’s Holdings Corp.	43,519	377,269
Kuraray Co. Ltd.	40,747	411,908
Kusuri no Aoki Holdings Co. Ltd.	6,799	142,549
Kyudenko Corp.	5,501	213,983
Kyushu Electric Power Co., Inc.(a)	75,466	616,908
Kyushu Railway Co.	15,441	355,204
Lawson, Inc.	11,802	808,642
Lion Corp.	19,788	174,651
Lixil Corp.	39,081	501,340
Mabuchi Motor Co. Ltd.	5,068	92,576
Macnica Holdings, Inc.	13,976	771,122
Maruichi Steel Tube Ltd.	6,351	166,339
Mazda Motor Corp.	131,898	1,549,253
Mebuki Financial Group, Inc.	76,046	237,685
Medipal Holdings Corp.	44,759	677,501
MEIJI Holdings Co. Ltd.	12,566	283,526
Menicon Co. Ltd.	10,559	125,188
MINEBEA MITSUMI, Inc.	19,930	412,129
Mitsubishi Chemical Group Corp.	164,517	943,662
Mitsubishi Gas Chemical Co., Inc.(b)	44,850	731,169
Mitsubishi Logistics Corp.	11,469	352,108
Mitsubishi Materials Corp.	38,121	666,933
Mitsubishi Motors Corp.(b)	168,403	519,600
Mitsui Chemicals, Inc.	29,388	814,468
Mitsui High-Tec, Inc.	1,452	81,385
Mitsui Mining & Smelting Co. Ltd.	16,615	489,780
Mitsui OSK Lines Ltd.(b)	42,953	1,472,805
Miura Co. Ltd.	3,772	80,395
Morinaga & Co. Ltd.	3,174	57,035
Morinaga Milk Industry Co. Ltd.	16,152	335,407
Nabtesco Corp.	5,325	88,376
Nagase & Co. Ltd.	28,770	479,019
Nagoya Railroad Co. Ltd.	21,496	307,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Nankai Electric Railway Co. Ltd.	8,512	$166,350
NEC Networks & System Integration Corp.	5,635	92,204
NET One Systems Co. Ltd.	15,783	274,175
NGK Insulators Ltd.	35,678	465,790
NH Foods Ltd.	16,229	568,834
NHK Spring Co. Ltd.	46,741	449,078
Nichirei Corp.	12,597	316,208
Nifco, Inc.	6,109	147,225
Nihon Kohden Corp.	6,484	179,526
Nikon Corp.	22,620	223,752
Nippon Electric Glass Co. Ltd.	23,214	560,846
Nippon Express Holdings, Inc.	20,662	1,093,221
Nippon Kayaku Co. Ltd.	18,644	160,505
Nippon Shinyaku Co. Ltd.	4,842	154,315
Nippon Shokubai Co. Ltd.	9,442	353,972
Nippon Yusen K.K.(b)	36,769	1,172,324
Nipro Corp.	35,406	293,098
Nishi-Nippon Railroad Co. Ltd.	23,016	370,298
Nissan Motor Co. Ltd.	101,768	400,354
Niterra Co. Ltd.	18,084	548,670
NOF Corp.	2,320	104,305
NOK Corp.	23,948	339,291
Nomura Real Estate Holdings, Inc.	4,572	113,727
NS Solutions Corp.	3,198	107,049
NSK Ltd.	103,328	566,036
Obayashi Corp.	108,172	1,047,607
Oji Holdings Corp.	159,105	623,260
OKUMA Corp.(b)	5,045	237,705
Open House Group Co. Ltd.	8,059	254,257
Orient Corp.	17,343	123,754
Osaka Gas Co. Ltd.	33,990	679,936
OSG Corp.	14,715	206,415
PALTAC Corp.	9,487	265,461
Park24 Co. Ltd.(a)	6,192	73,558
Penta-Ocean Construction Co. Ltd.	38,587	199,935
Persol Holdings Co. Ltd.	231,095	333,974
Pigeon Corp.	6,818	69,515
Relo Group, Inc.	6,576	52,944
Rengo Co. Ltd.	63,127	421,311
Resonac Holdings Corp.	54,265	1,310,670
Resorttrust, Inc.	7,886	135,965
Ricoh Co. Ltd.	131,720	1,095,686
Rinnai Corp.	9,124	212,692
Ryohin Keikaku Co. Ltd.	15,281	241,360
Sanken Electric Co. Ltd.	1,694	85,317
Sankyo Co. Ltd.	32,350	369,603
Sankyu, Inc.	13,234	467,837
Sanwa Holdings Corp.	19,354	343,192
Sapporo Holdings Ltd.	3,726	164,106
Sawai Group Holdings Co. Ltd.	9,824	377,023
SBI Holdings, Inc.(b)	52,835	1,420,865
SCREEN Holdings Co. Ltd.	6,724	841,679
Sega Sammy Holdings, Inc.	9,044	113,420
Seibu Holdings, Inc.(b)	40,178	580,913
Seiko Epson Corp.(b)	39,628	641,006
Seino Holdings Co. Ltd.(b)	20,586	291,315
Sekisui Chemical Co. Ltd.	20,527	289,246
Sekisui House REIT, Inc.	165	81,690
Seven Bank Ltd.(b)	41,463	82,887
SG Holdings Co. Ltd.	21,622	271,304

	Shares	Value

Japan-(continued)
Sharp Corp.(a)	12,459	$67,885
Shikoku Electric Power Co., Inc.(b)	38,970	283,546
SHIMAMURA Co. Ltd.	4,098	218,248
Shimizu Corp.	94,477	548,417
Shinko Electric Industries Co. Ltd.	4,120	149,142
Ship Healthcare Holdings, Inc.	23,555	342,301
Sohgo Security Services Co. Ltd.	25,636	142,217
Sojitz Corp.	68,959	1,750,352
Sotetsu Holdings, Inc.	7,430	134,779
Stanley Electric Co. Ltd.	24,938	426,880
Subaru Corp.	26,248	596,968
Sugi Holdings Co. Ltd.	16,266	255,342
SUMCO Corp.	66,919	1,048,027
Sumitomo Bakelite Co. Ltd.	3,071	176,459
Sumitomo Chemical Co. Ltd.(b)	347,145	704,635
Sumitomo Electric Industries Ltd.	81,554	1,209,933
Sumitomo Forestry Co. Ltd.	21,376	611,130
Sumitomo Heavy Industries Ltd.	18,251	543,494
Sumitomo Metal Mining Co. Ltd.	13,378	348,952
Sumitomo Rubber Industries Ltd.	35,319	411,548
Sundrug Co. Ltd.	6,442	201,132
Suzuken Co. Ltd.	20,985	625,049
Taisei Corp.	9,700	305,057
Taisho Pharmaceutical Holdings Co. Ltd.	2,322	133,111
Taiyo Yuden Co. Ltd.(b)	7,600	166,045
Takara Bio, Inc.	13,978	94,886
Takara Holdings, Inc.(b)	52,247	437,922
Takashimaya Co. Ltd.(b)	24,508	369,086
TBS Holdings, Inc.(b)	3,630	95,388
TechnoPro Holdings, Inc.	5,608	112,276
Teijin Ltd.	44,254	375,510
THK Co. Ltd.	18,427	405,549
Tobu Railway Co. Ltd.	8,512	217,648
Toda Corp.	16,497	102,088
Toho Gas Co. Ltd.	26,806	537,839
Tokai Carbon Co. Ltd.	46,902	309,202
Tokyo Gas Co. Ltd.	55,608	1,218,271
Tokyo Ohka Kogyo Co. Ltd.	4,137	127,341
Tokyo Seimitsu Co. Ltd.	2,178	148,794
Tokyo Tatemono Co. Ltd.	16,237	235,467
Tokyu Fudosan Holdings Corp.	80,022	525,353
TOPPAN Holdings, Inc.	12,404	295,286
Toray Industries, Inc.	80,365	370,763
Toshiba TEC Corp.	2,894	60,521
Tosoh Corp.	20,690	281,866
TOTO Ltd.	7,644	206,792
Toyo Seikan Group Holdings Ltd.	7,794	131,124
Toyo Suisan Kaisha Ltd.	4,712	274,087
Toyo Tire Corp.	25,831	467,709
Toyoda Gosei Co. Ltd.(b)	16,987	349,682
Toyota Boshoku Corp.	17,202	272,448
TS Tech Co. Ltd.	21,005	271,843
Tsumura & Co.	17,169	316,606
Tsuruha Holdings, Inc.	3,311	249,979
Ulvac, Inc.	2,589	159,315
Ushio, Inc.(b)	7,649	101,292
Welcia Holdings Co. Ltd.(b)	15,776	297,875
Yamada Holdings Co. Ltd.	175,956	506,460
Yamaguchi Financial Group, Inc.	22,592	229,286
Yamaha Motor Co. Ltd.	75,039	671,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Japan-(continued)
Yamato Holdings Co. Ltd.	22,216	$337,686
Yamato Kogyo Co. Ltd.	4,551	253,898
Yamazaki Baking Co. Ltd.	12,436	292,890
Yaoko Co. Ltd.	4,802	276,307
Yokohama Rubber Co. Ltd. (The)	26,602	707,218
Zenkoku Hosho Co. Ltd.	3,556	130,555
Zeon Corp.	7,868	66,763

		100,850,296

Luxembourg-0.09%
RTL Group S.A.	7,329	270,767

Mexico-0.03%
Fresnillo PLC(b)	14,426	83,102

Netherlands-1.02%
Aalberts N.V.	10,357	465,125
ABN AMRO Bank N.V., CVA(c)	52,920	850,421
CTP N.V.(c)	9,223	149,510
OCI N.V.	29,546	778,548
Randstad N.V.(b)	14,284	787,402

		3,031,006

New Zealand-1.00%
a2 Milk Co. Ltd. (The)(a)	61,676	232,972
Air New Zealand Ltd.	464,609	174,084
Fletcher Building Ltd.	239,583	598,460
Mainfreight Ltd.(b)	12,407	512,195
Meridian Energy Ltd.	76,738	279,581
Ryman Healthcare Ltd.(a)	154,559	436,926
SKYCITY Entertainment Group Ltd.(b)	105,550	124,111
Spark New Zealand Ltd.	204,085	630,398

		2,988,727

Nigeria-0.13%
Airtel Africa PLC(c)	328,566	394,215

Norway-0.60%
Aker ASA, Class A	7,243	391,560
Norsk Hydro ASA	200,880	1,033,657
Var Energi ASA	122,340	374,087

		1,799,304

Poland-1.58%
Bank Polska Kasa Opieki S.A.	11,401	494,589
KGHM Polska Miedz S.A.	41,644	1,125,711
ORLEN S.A.(b)	42,784	664,950
Powszechny Zaklad Ubezpieczen S.A.	148,336	1,826,721
Santander Bank Polska S.A.(b)	4,169	574,454

		4,686,425

Portugal-0.49%
Galp Energia SGPS S.A.	91,610	1,444,408

Singapore-1.98%
CapitaLand Ascott Trust	257,162	171,174
City Developments Ltd.	103,104	434,776
ComfortDelGro Corp. Ltd.	629,365	631,892
Frasers Logistics & Commercial Trust(c)	704,683	539,806
Jardine Cycle & Carriage Ltd.	19,138	362,236
Keppel DC REIT	112,414	142,127
Keppel REIT	460,139	296,014
NetLink NBN Trust(c)	246,200	153,806
Olam Group Ltd.(b)	349,888	255,013
Sembcorp Industries Ltd.	136,818	518,944

	Shares	Value
Singapore-(continued)
Singapore Airlines Ltd.(b)	124,860	$600,806
Singapore Post Ltd.(b)	456,339	134,058
StarHub Ltd.	176,015	149,232
Suntec REIT	493,108	425,409
UOL Group Ltd.	53,643	234,982
Venture Corp. Ltd.	80,297	836,054

		5,886,329

South Korea-10.20%
BGF retail Co. Ltd.	2,408	238,883
BNK Financial Group, Inc.	84,871	478,021
Cheil Worldwide, Inc.	15,787	219,330
CJ CheilJedang Corp.	2,417	543,625
CJ Corp.(a)	3,852	280,308
CJ ENM Co. Ltd.(a)	3,074	183,295
CJ Logistics Corp.(a)	2,537	237,010
Coway Co. Ltd.	7,163	291,555
Daewoo Engineering & Construction Co. Ltd.(a)	60,138	179,746
DB Insurance Co. Ltd.(a)	13,568	1,006,697
DGB Financial Group, Inc.	45,282	301,290
DL E&C Co. Ltd.	8,964	249,075
DL Holdings Co. Ltd.(a)	3,638	130,046
Doosan Bobcat, Inc.	5,866	206,825
E-MART, Inc.(a)	5,845	324,820
F&F Co. Ltd.	898	48,825
Fila Holdings Corp.	6,835	197,104
Green Cross Corp.	890	78,801
GS Engineering & Construction Corp.(a)	18,838	225,643
GS Holdings Corp.	13,763	496,630
GS Retail Co. Ltd.	11,694	195,837
Hana Financial Group, Inc.	39,517	1,679,680
Hankook Tire & Technology Co. Ltd.	12,349	502,640
Hanwha Aerospace Co. Ltd.	2,584	363,848
Hanwha Corp.	13,580	299,829
Hanwha Corp., Third Pfd	6,811	76,723
Hanwha Life Insurance Co. Ltd.(a)	108,260	256,097
Hanwha Solutions Corp.	4,719	98,342
HD Hyundai Co. Ltd.	12,865	683,055
HD Hyundai Infracore Co. Ltd.(a)	21,805	131,819
HL Mando Co. Ltd.	7,604	189,300
HMM Co. Ltd.(a)	63,559	872,051
Hyundai Department Store Co. Ltd.	4,414	173,696
Hyundai Engineering & Construction Co. Ltd.(a)	22,265	580,201
Hyundai Glovis Co. Ltd.(a)	4,967	710,584
Hyundai Marine & Fire Insurance Co. Ltd.(a)	17,555	415,277
Hyundai Steel Co.(a)	25,699	693,811
Hyundai Wia Corp.(a)	4,754	214,565
Industrial Bank of Korea(a)	55,966	588,408
KB Financial Group, Inc.	16,031	764,470
KCC Corp.	1,281	255,411
Korea Aerospace Industries Ltd.(a)	4,513	173,864
Korea Gas Corp.(a)	7,795	169,762
Korean Air Lines Co. Ltd.	40,142	693,351
Kumho Petrochemical Co. Ltd.(a)	5,175	574,784
LG Display Co. Ltd.(a)	67,257	574,786
LG Electronics, Inc.	6,868	489,466
LG Innotek Co. Ltd.	4,032	611,643
LG Uplus Corp.	64,945	503,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
South Korea-(continued)
LOTTE Chemical Corp.	1,634	$150,196
LOTTE Chilsung Beverage Co. Ltd.	1,037	97,735
LOTTE Corp.	7,896	179,077
LOTTE Fine Chemical Co. Ltd.	4,302	153,458
LOTTE Shopping Co. Ltd.	3,369	196,331
LS Corp.	5,161	340,682
Meritz Financial Group, Inc.	11,368	709,433
Mirae Asset Securities Co. Ltd.(a)	80,501	545,298
Mirae Asset Securities Co. Ltd., Second Pfd.(a)	41,420	125,666
NCSoft Corp.	772	112,472
NH Investment & Securities Co. Ltd.(a)	40,909	360,673
OCI Holdings Co. Ltd.	3,717	262,390
Orion Corp.	940	65,580
Ottogi Corp.	441	132,803
Pan Ocean Co. Ltd.	73,089	267,031
Posco International Corp.(a)	1,596	67,239
S-1 Corp.	2,557	111,566
Samsung C&T Corp.	3,331	391,985
Samsung Electro-Mechanics Co. Ltd.	2,603	273,671
Samsung Engineering Co. Ltd.(a)	10,151	187,530
Samsung Fire & Marine Insurance Co. Ltd.(a)	2,021	452,281
Samsung SDS Co. Ltd.	1,848	222,049
Samsung Securities Co. Ltd.	19,323	602,937
SD Biosensor, Inc.(a)	10,166	95,812
Seegene, Inc.	7,869	147,145
Shinhan Financial Group Co. Ltd.	29,769	973,596
Shinsegae, Inc.	2,088	274,093
SK Innovation Co. Ltd.(a)	2,986	262,587
SK Networks Co. Ltd.(a)	29,099	143,135
SK, Inc.	7,708	1,110,239
S-Oil Corp.	8,590	492,848
Woori Financial Group, Inc.	122,493	1,370,641

		30,332,337

Spain-1.69%
Acciona S.A.	3,575	400,216
ACS Actividades de Construccion y Servicios S.A.	41,058	1,685,726
Banco de Sabadell S.A.	385,159	498,910
Bankinter S.A.	81,020	514,482
Enagas S.A.(b)	39,094	564,568
Mapfre S.A.	303,938	644,328
Merlin Properties SOCIMI S.A.	20,741	196,505
Redeia Corp. S.A.	32,575	518,190

		5,022,925

Sweden-4.12%
Axfood AB(b)	16,830	470,706
Boliden AB	56,879	1,442,114
Electrolux AB, Class B(a)(b)	66,378	568,361
Fastighets AB Balder, Class B(a)(b)	124,379	772,903
Getinge AB, Class B	46,411	920,375
Holmen AB, Class B(b)	9,377	376,804
Husqvarna AB, Class B(b)	29,801	230,000
Sagax AB, Class D(b)	31,648	88,850
Securitas AB, Class B(b)	147,984	1,592,471
Skanska AB, Class B(b)	102,366	1,889,539
SKF AB, Class B	31,721	692,209
SSAB AB, Class A	13,264	103,831
SSAB AB, Class B	38,046	298,119

	Shares	Value

Sweden-(continued)
Sweco AB, Class B	24,136	$257,514
Tele2 AB, Class B	105,869	889,314
Trelleborg AB, Class B	36,976	1,343,971
Volvo Car AB, Class B(a)(b)	90,261	329,381

		12,266,462

Switzerland-1.73%
Adecco Group AG	39,975	1,608,443
Avolta AG(a)	15,782	619,953
Baloise Holding AG(b)	4,275	692,311
DKSH Holding AG	9,362	690,548
Emmi AG	144	147,181
Georg Fischer AG	9,005	669,840
Helvetia Holding AG	2,797	396,735
PSP Swiss Property AG	2,538	324,257

		5,149,268

Thailand-0.00%
Kerry Express (Thailand) PCL(a)(c)	41,113	6,305

United Kingdom-8.79%
Aviva PLC	248,408	1,402,381
B&M European Value Retail S.A	85,342	567,619
Barratt Developments PLC	205,803	1,214,443
Beazley PLC	137,885	1,137,204
Berkeley Group Holdings PLC (The)	15,651	919,209
BT Group PLC(b)	607,489	802,640
Centrica PLC	505,778	805,169
DCC PLC	30,073	2,136,375
DS Smith PLC	390,163	1,589,683
Hargreaves Lansdown PLC	25,195	232,144
Hiscox Ltd.	21,689	310,844
Howden Joinery Group PLC	71,611	749,133
IMI PLC	19,969	437,752
International Consolidated Airlines Group S.A.(a)	227,421	423,603
ITV PLC	1,137,841	805,152
J Sainsbury PLC	512,623	1,618,514
JD Sports Fashion PLC	160,882	239,936
Johnson Matthey PLC	54,886	1,070,234
Kingfisher PLC(b)	579,115	1,717,835
Pepco Group N.V.(a)(c)	20,787	104,355
Persimmon PLC	96,802	1,669,603
Renishaw PLC	2,192	119,451
RS Group PLC	69,342	661,014
Smiths Group PLC	48,941	995,480
Tate & Lyle PLC	32,734	248,648
Taylor Wimpey PLC	1,066,971	1,860,515
Wise PLC, Class A(a)	126,984	1,474,249
WPP PLC	93,844	839,503

		26,152,688

United States-0.62%
Samsonite International S.A.(a)(c)	121,505	424,479
Signify N.V.	38,199	1,024,332
Sims Ltd.(b)	47,989	382,476

		1,831,287

TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $281,919,118)		296,990,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.81%
Invesco Private Government Fund, 5.29%(d)(e)(f)	12,332,862	$12,332,862
Invesco Private Prime Fund, 5.49%(d)(e)(f)	31,694,772	31,710,619

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,046,286)		44,043,481

TOTAL INVESTMENTS IN SECURITIES-114.68% (Cost $325,965,404)		341,033,803
OTHER ASSETS LESS LIABILITIES-(14.68)%		(43,665,204)

NET ASSETS-100.00%		$297,368,599

Investment Abbreviations:

CVA-Dutch Certificates

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2024 was $3,830,068, which represented 1.29% of the Fund’s Net Assets.

(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,991,942	$(5,991,942)	$-	$-	$-	$4,476

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,071,761	23,372,113	(16,111,012)	-	-	12,332,862	164,761	*

Invesco Private Prime Fund	13,041,667	51,238,557	(32,575,921)	(2,717)	9,033	31,710,619	437,028	*

Total	$18,113,428	$80,602,612	$(54,678,875)	$(2,717)	$9,033	$44,043,481	$606,265

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco International Developed Dynamic Multifactor ETF (IMFL)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Industrials	26.42

Materials	15.60

Financials	14.43

Consumer Discretionary	12.95

Consumer Staples	6.69

Information Technology	5.19

Energy	4.55

Real Estate	3.69

Utilities	3.57

Communication Services	3.54

Health Care	3.24

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value

Common Stocks & Other Equity Interests-99.86%

Communication Services-2.16%
Cable One, Inc.(b)	15,456	$7,047,936
Fox Corp., Class A	301,444	8,980,017
Fox Corp., Class B	151,102	4,137,173
Frontier Communications Parent, Inc.(b)(c).	654,402	15,496,239
Liberty Broadband Corp.(c)(d)	64,295	0
Liberty Media Corp.-Liberty Live, Series A(c)	49,423	1,907,234
Liberty Media Corp.-Liberty Live, Series C(b)(c)	102,659	4,087,882
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	198,315	5,778,899
Liberty Media Corp.-Liberty SiriusXM, Series C(c)	410,637	11,900,260
News Corp., Class A	714,622	19,209,039
News Corp., Class B(b)	228,873	6,406,155
Nexstar Media Group, Inc., Class A(b)	91,486	15,202,229
Paramount Global, Class B(b)	1,563,427	17,260,234
Sirius XM Holdings, Inc.(b)	927,172	4,098,100
TripAdvisor, Inc.(b)(c)	296,934	7,963,770

		129,475,167

Consumer Discretionary-15.75%
ADT, Inc.	561,796	4,078,639
Advance Auto Parts, Inc.(b)	158,814	10,726,298
Aramark(b)	405,628	12,302,697
AutoNation, Inc.(b)(c)	81,361	12,187,878
Bath & Body Works, Inc.	619,595	28,315,492
Best Buy Co., Inc.(b)	478,591	38,708,440
BorgWarner, Inc.	632,543	19,691,064
Boyd Gaming Corp.(b)	196,324	12,982,906
Brunswick Corp.(b)	189,864	16,594,114
Burlington Stores, Inc.(b)(c)	64,212	13,169,881
Capri Holdings Ltd.(c)	326,728	15,071,963
CarMax, Inc.(b)(c)	426,536	33,696,344
Carter’s, Inc.(b)	98,606	7,982,156
Choice Hotels International, Inc.(b)	26,186	2,931,261
Columbia Sportswear Co.	49,080	4,058,425
Crocs, Inc.(b)(c)	105,750	12,927,938
Dick’s Sporting Goods, Inc.(b)	162,271	28,866,388
Expedia Group, Inc.(c)	242,424	33,168,452
Gap, Inc. (The)	519,325	9,836,016
Gentex Corp.(b)	218,322	7,975,303
Grand Canyon Education, Inc.(b)(c)	44,799	6,038,905
H&R Block, Inc.	412,426	20,188,253
Harley-Davidson, Inc.	350,486	12,712,127
Hyatt Hotels Corp., Class A(b)	44,448	6,826,768
Kohl’s Corp.(b)	295,558	8,237,201
Lear Corp.	157,163	21,586,338
Leggett & Platt, Inc.	354,208	7,232,927
Lithia Motors, Inc., Class A	73,187	21,887,304
LKQ Corp.	326,518	17,073,626
Macy’s, Inc.(b)	723,206	12,612,713
Marriott Vacations Worldwide Corp.	97,942	9,127,215
Mattel, Inc.(b)(c)	761,862	15,008,681
MGM Resorts International(c)	446,002	19,302,967
Mister Car Wash, Inc.(b)(c)	132,319	1,096,925
Mohawk Industries, Inc.(b)(c)	141,165	16,744,992

	Shares	Value

Consumer Discretionary-(continued)
Murphy USA, Inc.	53,071	$22,131,138
Newell Brands, Inc.	1,017,064	7,627,980
Nordstrom, Inc.(b)	305,271	6,401,533
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	66,748	5,351,187
PENN Entertainment, Inc.(b)(c)	409,900	7,501,170
Penske Automotive Group, Inc.(b)	53,874	8,269,659
Petco Health & Wellness Co., Inc.(b)(c)	219,064	569,566
Phinia, Inc.	124,804	4,270,793
Polaris, Inc.	144,379	13,385,377
PulteGroup, Inc.	405,572	43,955,893
PVH Corp.	162,623	22,225,685
Ralph Lauren Corp.	110,587	20,560,335
RH(b)(c)	42,254	11,594,498
Service Corp. International(b)	146,376	10,713,259
Skechers U.S.A., Inc., Class A(b)(c)	167,874	10,376,292
Tapestry, Inc.	422,661	20,089,077
Tempur Sealy International, Inc.	345,461	18,817,261
Texas Roadhouse, Inc.	72,290	10,797,957
Thor Industries, Inc.(b)	136,979	17,557,968
Toll Brothers, Inc.(b)	298,337	34,201,354
TopBuild Corp.(b)(c)	76,479	30,773,620
Travel + Leisure Co.	198,223	8,858,586
Under Armour, Inc., Class A(b)(c)	503,913	4,515,060
Under Armour, Inc., Class C(b)(c)	495,189	4,228,914
Victoria’s Secret & Co.(b)(c)	208,891	5,965,927
Wendy’s Co. (The)	195,000	3,531,450
Whirlpool Corp.	139,315	14,961,038
Williams-Sonoma, Inc.(b)	175,744	41,392,984
Wyndham Hotels & Resorts, Inc.(b)	90,968	6,963,600
YETI Holdings, Inc.(b)(c)	88,986	3,651,985

		942,189,743

Consumer Staples-4.83%
Albertson’s Cos., Inc., Class A(b)	1,125,011	22,815,223
BJ’s Wholesale Club Holdings, Inc.(c)	360,381	26,322,228
Boston Beer Co., Inc. (The), Class A(c)	9,931	3,060,138
Bunge Global S.A.	201,151	18,982,620
Casey’s General Stores, Inc.	99,549	30,311,675
Darling Ingredients, Inc.(c)	206,311	8,729,018
Flowers Foods, Inc.	377,376	8,460,770
Grocery Outlet Holding Corp.(c)	253,629	6,541,092
Ingredion, Inc.	130,969	15,405,884
Olaplex Holdings, Inc.(b)(c)	348,037	647,349
Performance Food Group Co.(c)	414,067	31,787,924
Pilgrim’s Pride Corp.(b)(c)	110,035	3,503,514
Post Holdings, Inc.(b)(c)	142,719	14,865,611
Reynolds Consumer Products, Inc.(b)	65,532	1,933,194
Seaboard Corp.(b)	731	2,403,228
Spectrum Brands Holdings, Inc.	52,910	4,255,022
Tyson Foods, Inc., Class A	749,015	40,626,574
US Foods Holding Corp.(c)	612,286	31,098,006
Walgreens Boots Alliance, Inc.	811,268	17,247,558

		288,996,628

Energy-6.99%
Antero Midstream Corp.(b)	713,204	9,556,934
Antero Resources Corp.(b)(c)	756,009	19,429,431
APA Corp.	838,723	24,985,558
Chesapeake Energy Corp.(b)	343,224	28,412,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Energy-(continued)
Coterra Energy, Inc.	1,597,396	$41,180,869
Diamondback Energy, Inc.	225,532	41,164,101
DT Midstream, Inc.	259,607	14,961,151
EQT Corp.	972,864	36,141,898
HF Sinclair Corp.	382,825	21,246,787
Marathon Oil Corp.	1,675,905	40,640,696
New Fortress Energy, Inc.(b)	71,328	2,507,179
NOV, Inc.	488,925	8,262,833
Ovintiv, Inc.	655,718	32,399,026
Range Resources Corp.(b)	626,070	19,796,333
Southwestern Energy Co.(c)	2,976,572	20,746,707
Targa Resources Corp.	381,903	37,518,151
TechnipFMC PLC (United Kingdom)	898,457	19,487,532

		418,437,269

Financials-21.88%
Affiliated Managers Group, Inc.	95,105	14,865,863
Ally Financial, Inc.	731,025	27,040,615
American Financial Group, Inc.	108,030	13,792,190
Annaly Capital Management, Inc.(b)	1,333,532	25,457,126
Assurant, Inc.	129,397	23,479,086
Assured Guaranty Ltd.	151,739	13,899,292
AXIS Capital Holdings Ltd.	207,698	12,995,664
Bank OZK(b)	294,748	12,909,962
Blue Owl Capital, Inc.(b)	445,841	8,007,304
BOK Financial Corp.	75,978	6,458,890
Brighthouse Financial, Inc.(c)	48,745	2,269,080
Citizens Financial Group, Inc.	1,119,784	35,150,020
CNA Financial Corp.(b)	67,105	2,949,265
Columbia Banking System, Inc.(b)	555,456	10,053,754
Comerica, Inc.	351,943	17,378,945
Commerce Bancshares, Inc.	134,925	7,021,497
Corebridge Financial, Inc.(b)	395,115	9,810,705
Credit Acceptance Corp.(b)(c)	17,045	9,436,112
Cullen/Frost Bankers, Inc.	79,101	8,583,249
Discover Financial Services	172,740	20,849,718
East West Bancorp, Inc.	379,714	27,665,962
Equitable Holdings, Inc.	691,655	23,682,267
Euronet Worldwide, Inc.(b)(c)	104,467	11,432,868
Evercore, Inc., Class A	96,716	18,093,629
Everest Group Ltd.	52,874	19,504,161
F.N.B. Corp.	955,458	12,745,810
Fidelity National Financial, Inc.(b)	700,533	35,432,959
Fifth Third Bancorp	1,093,641	37,555,632
First American Financial Corp.	267,654	15,633,670
First Hawaiian, Inc.(b)	340,176	7,130,089
First Horizon Corp.	1,450,611	20,453,615
Franklin Resources, Inc.	402,340	11,044,233
Globe Life, Inc.	106,550	13,524,391
Hanover Insurance Group, Inc. (The)	94,697	12,449,815
Hartford Financial Services Group, Inc. (The)	231,407	22,178,047
Huntington Bancshares, Inc.	2,298,328	29,970,197
Interactive Brokers Group, Inc., Class A	270,630	29,422,894
Invesco Ltd.(e)	847,566	13,060,992
Janus Henderson Group PLC	252,693	7,873,914
Jefferies Financial Group, Inc.	148,771	6,221,603
KeyCorp	2,514,229	35,878,048
Lazard, Inc.(b)	292,221	11,262,197
Lincoln National Corp.	451,496	12,434,200

	Shares	Value

Financials-(continued)
Loews Corp.	349,685	$26,271,834
LPL Financial Holdings, Inc.	46,309	12,405,718
M&T Bank Corp.	126,337	17,654,332
MGIC Investment Corp.	769,923	15,313,768
NCR Atleos Corp.(c)	170,587	3,711,973
New York Community Bancorp, Inc.	957,848	4,588,092
Northern Trust Corp.	178,457	14,656,673
Old Republic International Corp.	736,096	21,317,340
OneMain Holdings, Inc.(b)	299,746	14,157,004
Pinnacle Financial Partners, Inc.(b)	201,385	16,658,567
Popular, Inc.	187,843	15,718,702
Primerica, Inc.	41,064	10,071,357
Principal Financial Group, Inc.	427,139	34,538,460
Prosperity Bancshares, Inc.(b)	129,678	8,093,204
Regions Financial Corp.	1,023,969	19,076,542
Reinsurance Group of America, Inc.	163,980	28,999,863
Rithm Capital Corp.(b)	1,287,656	13,958,191
RLI Corp.	43,359	6,349,926
Rocket Cos., Inc., Class A(b)(c)	334,418	4,200,290
Ryan Specialty Holdings, Inc., Class A(c)	69,029	3,615,739
SEI Investments Co.	71,595	4,814,764
SLM Corp.	403,979	8,414,883
Starwood Property Trust, Inc.(b)	589,230	12,014,400
State Street Corp.	319,151	23,531,003
Stifel Financial Corp.	278,537	21,129,817
Synchrony Financial	1,149,590	47,478,067
Synovus Financial Corp.(b)	386,712	14,671,853
TPG, Inc.(b)	171,547	7,608,109
Unum Group	530,888	26,252,412
UWM Holdings Corp.(b)	248,326	1,584,320
Virtu Financial, Inc., Class A	238,932	4,312,723
Voya Financial, Inc.(b)	261,981	17,909,021
W.R. Berkley Corp.	218,158	18,238,009
Webster Financial Corp.	470,454	22,412,429
Western Alliance Bancorporation	288,855	16,675,599
Western Union Co. (The)	1,000,126	13,411,690
WEX, Inc.(b)(c)	39,825	8,750,747
Wintrust Financial Corp.	162,481	15,655,044
Zions Bancorporation N.A.	388,971	15,337,127

		1,308,619,122

Health Care-5.91%
Acadia Healthcare Co., Inc.(c)	83,501	6,968,158
Amedisys, Inc.(b)(c)	81,334	7,565,689
Azenta, Inc.(b)(c)	169,908	11,069,506
Cardinal Health, Inc.	326,127	36,519,701
Catalent, Inc.(c)	339,879	19,488,662
DaVita, Inc.(c)	144,620	18,362,401
Elanco Animal Health, Inc.(c)	1,052,627	16,726,243
Encompass Health Corp.	199,729	14,859,838
Enovis Corp.(b)(c)	140,032	8,375,314
Envista Holdings Corp.(c)	169,580	3,501,827
Henry Schein, Inc.(b)(c)	242,279	18,527,075
Integra LifeSciences Holdings Corp.(b)(c)	155,690	5,746,518
Jazz Pharmaceuticals PLC(c)	54,373	6,464,950
Maravai LifeSciences Holdings, Inc., Class A(c)	293,896	2,271,816
Molina Healthcare, Inc.(c)	84,076	33,118,377
Organon & Co.	683,171	11,894,007
Perrigo Co. PLC	167,107	4,388,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Health Care-(continued)
Premier, Inc., Class A	317,203	$6,616,855
Quest Diagnostics, Inc.	107,396	13,412,686
QuidelOrtho Corp.(b)(c)	142,531	6,499,414
Tenet Healthcare Corp.(c)	273,512	25,436,616
United Therapeutics Corp.(c)	39,181	8,840,801
Universal Health Services, Inc., Class B	163,538	27,320,658
Viatris, Inc.	3,227,027	39,918,324

		353,893,666

Industrials-19.04%
Acuity Brands, Inc.	85,539	21,490,818
Advanced Drainage Systems, Inc.	79,775	13,022,471
AECOM	168,454	14,963,769
AGCO Corp.(b)	167,547	18,379,906
Air Lease Corp., Class A	276,460	11,086,046
Alaska Air Group, Inc.(b)(c)	334,969	12,524,491
Allison Transmission Holdings, Inc.	242,713	18,283,570
American Airlines Group, Inc.(c)	1,760,199	27,599,920
Armstrong World Industries, Inc.	91,736	11,064,279
Avis Budget Group, Inc.(b)	54,774	5,917,783
Builders FirstSource, Inc.(c)	343,051	66,956,694
BWX Technologies, Inc.	85,187	8,589,405
C.H. Robinson Worldwide, Inc.	310,856	23,028,213
CACI International, Inc., Class A(b)(c)	60,955	22,848,982
Carlisle Cos., Inc.	71,679	25,087,650
Clean Harbors, Inc.(c)	75,553	13,758,201
CNH Industrial N.V.(c)	1,639,976	19,597,713
Concentrix Corp.(b)	117,211	8,491,937
Core & Main, Inc., Class A(c)	226,765	10,823,493
Curtiss-Wright Corp.	37,783	8,926,989
Delta Air Lines, Inc.	852,693	36,043,333
Dun & Bradstreet Holdings, Inc.	727,859	7,671,634
EMCOR Group, Inc.(b)	113,995	35,739,712
ESAB Corp.	130,541	12,939,224
Expeditors International of Washington, Inc.	182,410	21,816,236
Flowserve Corp.	155,876	6,596,672
Fortune Brands Innovations, Inc.	341,617	27,787,127
Gates Industrial Corp. PLC(c)	316,808	4,663,414
Generac Holdings, Inc.(c)	56,022	6,303,035
Genpact Ltd.	252,786	8,594,724
GXO Logistics, Inc.(b)(c)	288,140	14,914,126
Hayward Holdings, Inc.(b)(c)	261,443	3,866,742
Hertz Global Holdings, Inc.(b)(c)	359,228	2,819,940
Huntington Ingalls Industries, Inc.	105,878	30,876,142
ITT, Inc.	91,039	11,483,660
KBR, Inc.	257,213	15,440,496
Kirby Corp.(b)(c)	88,816	7,790,940
Knight-Swift Transportation Holdings, Inc.	423,385	23,853,511
Landstar System, Inc.(b)	97,053	18,459,481
Leidos Holdings, Inc.	368,068	47,061,175
ManpowerGroup, Inc.	134,801	9,727,240
Masco Corp.	320,627	24,611,329
MasTec, Inc.(b)(c)	76,271	5,755,410
MDU Resources Group, Inc.	540,050	11,708,284
Middleby Corp. (The)(b)(c)	63,819	9,710,699
MSC Industrial Direct Co., Inc., Class A(b)	93,879	9,476,146
nVent Electric PLC	161,200	10,851,984
Oshkosh Corp.	176,875	19,608,363
Owens Corning	242,289	36,290,046

	Shares	Value

Industrials-(continued)
Regal Rexnord Corp.(b)	68,617	$11,767,129
Robert Half, Inc.	285,216	22,931,366
Ryder System, Inc.	122,838	14,015,816
Saia, Inc.(b)(c)	23,416	13,473,566
Schneider National, Inc., Class B	146,543	3,451,088
Science Applications International Corp.(b).	143,948	20,146,962
Sensata Technologies Holding PLC	229,197	7,888,961
SiteOne Landscape Supply, Inc.(b)(c)	46,189	7,781,923
Southwest Airlines Co.	852,908	29,229,157
Stericycle, Inc.(b)(c)	112,917	6,141,556
Textron, Inc.	339,180	30,210,763
Timken Co. (The)	151,722	12,743,131
U-Haul Holding Co.(b)(c)	23,922	1,540,098
U-Haul Holding Co., Series N(b)	103,476	6,577,969
United Airlines Holdings, Inc.(b)(c)	881,756	40,111,080
Valmont Industries, Inc.	34,565	7,325,360
Vestis Corp.	203,123	3,810,588
WESCO International, Inc.	120,024	17,942,388
XPO, Inc.(b)(c)	307,812	37,035,940

		1,139,027,996

Information Technology-6.79%
Arrow Electronics, Inc.(b)(c)	155,830	18,310,025
Avnet, Inc.	242,773	11,310,794
Cirrus Logic, Inc.(b)(c)	147,642	13,556,488
Coherent Corp.(c)	318,737	18,958,477
Crane NXT Co.	128,452	7,504,166
Dropbox, Inc., Class A(b)(c)	710,047	17,005,626
DXC Technology Co.(b)(c)	607,251	13,274,507
Gen Digital, Inc.	1,260,007	27,077,550
Hewlett Packard Enterprise Co.	3,482,350	53,036,191
HP, Inc.	1,443,336	40,889,709
Jabil, Inc.	348,214	50,174,155
Kyndryl Holdings, Inc.(c)	548,262	12,045,316
Littelfuse, Inc.	29,332	6,988,056
Lumentum Holdings, Inc.(b)(c)	175,492	8,506,097
MKS Instruments, Inc.(b)	96,038	11,789,625
NCR Voyix Corp.(b)(c)	341,174	4,984,552
TD SYNNEX Corp.	111,296	11,563,654
Teradata Corp.(c)	181,971	6,845,749
Viasat, Inc.(b)(c)	192,480	3,766,834
Vontier Corp.	400,367	17,215,781
Western Digital Corp.(c)	861,047	51,206,465

		406,009,817

Materials-10.83%
Alcoa Corp.	474,976	12,924,097
Amcor PLC	1,435,052	13,001,571
Ardagh Group S.A., Class A(c)(d)	16,236	76,431
Ardagh Metal Packaging S.A	383,127	1,256,657
Ashland, Inc.	115,039	10,772,252
Avery Dennison Corp.	57,846	12,525,394
Axalta Coating Systems Ltd.(c)	251,703	8,238,239
Berry Global Group, Inc.	329,071	19,155,223
Celanese Corp.	252,361	38,351,301
CF Industries Holdings, Inc.	527,022	42,541,216
Chemours Co. (The)	397,582	7,820,438
Cleveland-Cliffs, Inc.(b)(c)	1,372,598	28,550,038
Crown Holdings, Inc.	286,521	21,953,239
Eagle Materials, Inc.(b)	64,062	16,242,920
Eastman Chemical Co.	261,533	22,946,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Materials-(continued)
Element Solutions, Inc.	300,976	$7,072,936
Graphic Packaging Holding Co.(b)	826,144	21,438,437
Huntsman Corp.(b)	466,966	11,954,330
International Paper Co.	934,817	33,055,129
Louisiana-Pacific Corp.(b)	171,778	12,706,419
LyondellBasell Industries N.V., Class A	209,403	20,998,933
Mosaic Co. (The)	893,812	27,851,182
MP Materials Corp.(b)(c)	159,726	2,429,433
NewMarket Corp.(b)	10,932	7,014,736
Olin Corp.	345,131	18,568,048
Packaging Corp. of America	173,887	31,506,586
Reliance, Inc.	117,236	37,658,548
Sealed Air Corp.	384,022	13,390,847
Silgan Holdings, Inc.	223,006	9,792,194
Sonoco Products Co.	261,466	14,819,893
SSR Mining, Inc. (Canada)	255,253	1,097,588
Steel Dynamics, Inc.	363,044	48,582,548
United States Steel Corp.	607,848	28,775,524
Westlake Corp.	83,237	11,545,804
WestRock Co.	686,791	31,104,764

		647,719,800

Real Estate-3.22%
Apartment Income REIT Corp.	397,926	12,065,116
Boston Properties, Inc.	423,878	27,433,384
Brixmor Property Group, Inc.	379,023	8,569,710
Cousins Properties, Inc.	322,038	7,345,687
EPR Properties	161,171	6,620,905
Highwoods Properties, Inc.(b)	277,960	6,796,122
Host Hotels & Resorts, Inc.(b)	680,733	14,118,403
Howard Hughes Holdings, Inc.(b)(c)	59,560	4,550,384
Jones Lang LaSalle, Inc.(c)	128,210	24,390,670
Kilroy Realty Corp.(b)	311,678	11,809,479
Medical Properties Trust, Inc.(b)	1,586,527	6,679,279
National Storage Affiliates Trust	142,790	5,113,310
Omega Healthcare Investors, Inc.(b)	237,992	7,406,311
Park Hotels & Resorts, Inc.(b)	587,024	9,744,598
Vornado Realty Trust(b)	342,081	8,996,730
Zillow Group, Inc., Class A(b)(c)	144,709	7,822,969
Zillow Group, Inc., Class C(b)(c)	408,479	22,936,096

		192,399,153

Utilities-2.46%
AES Corp. (The)	726,036	11,035,747

Investment Abbreviations:

REIT -Real Estate Investment Trust

	Shares	Value

Utilities-(continued)
Brookfield Renewable Corp., Class A(b)	340,029	$8,065,488
Clearway Energy, Inc., Class A	92,602	1,876,116
Clearway Energy, Inc., Class C	218,894	4,771,889
Evergy, Inc.	218,279	10,813,542
Hawaiian Electric Industries, Inc.	293,212	3,571,322
IDACORP, Inc.(b)	56,170	4,949,139
National Fuel Gas Co.(b)	237,635	11,582,330
NiSource, Inc.	558,834	14,563,214
NRG Energy, Inc.	622,933	34,460,653
OGE Energy Corp.	461,070	15,173,814
Pinnacle West Capital Corp.	181,751	12,419,046
UGI Corp.	558,697	13,676,903

		146,959,203

Total Common Stocks & Other Equity Interests (Cost $5,631,570,386)		5,973,727,564

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $927,702)	927,702	927,702

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $5,632,498,088)		5,974,655,266

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.86%
Invesco Private Government Fund, 5.29%(e)(f)(g)	134,541,381	134,541,381
Invesco Private Prime Fund, 5.49%(e)(f)(g)	335,260,670	335,428,300

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $470,018,675)		469,969,681

TOTAL INVESTMENTS IN SECURITIES-107.73% (Cost $6,102,516,763)		6,444,624,947
OTHER ASSETS LESS LIABILITIES-(7.73)%		(462,648,064)

NET ASSETS-100.00%		$5,981,976,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 29, 2024

(Unaudited)

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at February 29, 2024.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 29, 2024	Dividend Income

Invesco Ltd.	$11,736,606	$19,145,195	$(15,479,971)	$(1,301,394)	$(1,039,444)	$13,060,992	$187,499

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	-	61,502,089	(60,574,387)	-	-	927,702	49,246

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	125,506,582	699,636,133	(690,601,334)	-	-	134,541,381	3,136,704	*

Invesco Private Prime Fund	322,731,213	1,501,867,236	(1,489,292,168)	(40,184)	162,203	335,428,300	8,382,463	*

Total	$459,974,401	$2,282,150,653	$(2,255,947,860)	$(1,341,578)	$(877,241)	$483,958,375	$11,755,912

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)–(continued)

February 29, 2024

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Financials	21.88

Industrials	19.04

Consumer Discretionary	15.75

Materials	10.83

Energy	6.99

Information Technology	6.79

Health Care	5.91

Consumer Staples	4.83

Real Estate	3.22

Sector Types Each Less Than 3%	4.62

Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

February 29, 2024

(Unaudited)

Schedule of Investments(a)

	Shares	Value

Common Stocks & Other Equity Interests-99.90%
Communication Services-5.53%
Advantage Solutions, Inc.(b)(c)	68,935	$262,642
AMC Networks, Inc., Class A(b)(c)	92,999	1,203,407
ATN International, Inc.	9,742	326,747
Bandwidth, Inc., Class A(b)	70,172	1,441,333
Charge Enterprises, Inc.(b)(c)	169,637	2,494
Clear Channel Outdoor Holdings, Inc.(b)(c)	642,681	1,105,411
Consolidated Communications Holdings, Inc.(b)(c)	225,993	974,030
DHI Group, Inc.(b)(c)	85,194	241,099
E.W. Scripps Co. (The), Class A(b)(c)	125,984	507,716
EchoStar Corp., Class A(b)(c)	65,178	854,484
Emerald Holding, Inc.(b)(c)	47,323	253,651
Entravision Communications Corp., Class A(c)	163,151	628,131
EverQuote, Inc., Class A(b)	21,537	345,023
Gannett Co., Inc.(b)(c)	367,414	782,592
Gray Television, Inc.(c)	167,287	976,956
IDT Corp., Class B(b)	10,627	395,431
iHeartMedia, Inc., Class A(b)(c)	311,469	862,769
Liberty Latin America Ltd., Class A(b)	110,612	711,235
Liberty Latin America Ltd., Class C(b)	76,358	497,854
Marcus Corp. (The)(c)	33,114	485,782
MediaAlpha, Inc., Class A(b)(c)	18,751	389,083
Ooma, Inc.(b)(c)	15,595	159,069
Outbrain, Inc.(b)	120,094	441,946
Playstudios, Inc.(b)(c)	33,352	79,044
QuinStreet, Inc.(b)(c)	37,020	541,603
Sinclair, Inc.(c)	16,360	242,946
Sphere Entertainment Co.(b)(c)	15,535	672,666
Spok Holdings, Inc.	20,034	360,011
Stagwell, Inc.(b)(c)	130,992	699,497
System1, Inc.(b)(c)	34,531	57,667
Telephone & Data Systems, Inc.	172,961	2,646,303
Thryv Holdings, Inc.(b)(c)	22,510	471,359
Tingo Group, Inc.(b)(d)	179,204	0
Townsquare Media, Inc., Class A(c)	35,409	376,752
Urban One, Inc., Class A(b)	20,260	67,061
Urban One, Inc., Class D(b)(c)	37,995	110,565
Vivid Seats, Inc., Class A(b)(c)	15,516	93,406
WideOpenWest, Inc.(b)(c)	26,594	106,376

		20,374,141

Consumer Discretionary-15.58%
1-800-Flowers.com, Inc., Class A(b)(c)	77,051	802,871
Aaron’s Co., Inc. (The)	94,699	733,917
Accel Entertainment, Inc.(b)(c)	33,729	382,150
American Axle & Manufacturing Holdings, Inc.(b)(c)	157,175	1,087,651
America’s Car-Mart, Inc.(b)(c)	4,117	277,239
AMMO, Inc.(b)(c)	156,647	372,820
Arko Corp.	93,711	611,933
Bally’s Corp.(b)(c)	26,238	294,915
Beazer Homes USA, Inc.(b)	53,037	1,661,649
Beyond, Inc.(b)	21,091	707,181
Big 5 Sporting Goods Corp.(c)	65,180	312,864
Biglari Holdings, Inc., Class B(b)(c)	508	87,991
BJ’s Restaurants, Inc.(b)(c)	16,357	572,822
Build-A-Bear Workshop, Inc.(c)	37,225	891,166

	Shares	Value

Consumer Discretionary-(continued)
Caleres, Inc.(c)	65,924	$2,545,326
Camping World Holdings, Inc., Class A(c)	19,123	510,393
CarParts.com, Inc.(b)(c)	135,147	344,625
Carriage Services, Inc.	19,172	475,849
Carrols Restaurant Group, Inc.	91,149	863,181
Cato Corp. (The), Class A(c)	52,742	348,625
Century Casinos, Inc.(b)(c)	76,186	221,701
Chegg, Inc.(b)(c)	55,641	497,431
Children’s Place, Inc. (The)(b)(c)	36,381	699,970
Chuy’s Holdings, Inc.(b)(c)	7,650	258,800
Clarus Corp.(c)	15,626	90,006
ContextLogic, Inc., Class A(b)(c)	26,208	170,352
Cooper-Standard Holdings, Inc.(b)(c)	6,794	95,524
Cricut, Inc., Class A(c)	89,616	432,845
Denny’s Corp.(b)	35,455	327,250
Designer Brands, Inc., Class A(c)	149,641	1,580,209
Destination XL Group, Inc.(b)(c)	176,674	704,929
Dine Brands Global, Inc.(c)	6,083	295,086
Dream Finders Homes, Inc., Class A(b)(c)	24,129	944,168
Duluth Holdings, Inc., Class B(b)	40,678	193,627
El Pollo Loco Holdings, Inc.(b)	45,781	414,776
Envela Corp.(b)(c)	11,119	47,812
Escalade, Inc.(c)	26,316	390,266
Ethan Allen Interiors, Inc.(c)	23,116	772,768
Full House Resorts, Inc.(b)(c)	19,372	99,378
Funko, Inc., Class A(b)(c)	24,650	173,536
Genesco, Inc.(b)(c)	30,423	971,102
G-III Apparel Group Ltd.(b)(c)	31,514	1,048,471
GoPro, Inc., Class A(b)(c)	110,982	259,698
Guess?, Inc.(c)	18,826	477,804
Haverty Furniture Cos., Inc., (Acquired 07/07/2023 - 02/15/2024;Cost $1,181,936)(e)	35,315	1,211,304
Hibbett, Inc.(c)	32,683	2,678,372
Holley, Inc.(b)(c)	113,471	486,791
Hooker Furnishings Corp.(c)	26,611	652,236
Hovnanian Enterprises, Inc., Class A, (Acquired 07/07/2023 - 02/15/2024; Cost $1,342,378)(b)(e)	13,483	2,112,247
Inspired Entertainment, Inc.(b)(c)	23,196	229,640
J Jill, Inc.(b)(c)	13,782	344,412
JAKKS Pacific, Inc.(b)	22,091	775,615
Johnson Outdoors, Inc., Class A(c)	3,063	140,775
Lands’ End, Inc.(b)(c)	40,249	391,623
Landsea Homes Corp.(b)(c)	40,744	554,933
Latham Group, Inc.(b)(c)	45,270	153,465
La-Z-Boy, Inc.	18,332	696,433
Lazydays Holdings, Inc.(b)	39,120	157,262
Legacy Housing Corp.(b)(c)	7,193	185,004
Lincoln Educational Services Corp.(b)	40,657	409,009
Lovesac Co. (The)(b)(c)	20,901	481,559
Malibu Boats, Inc., Class A(b)(c)	8,750	381,850
Marine Products Corp.(c)	6,397	73,310
MarineMax, Inc.(b)(c)	39,458	1,310,006
MasterCraft Boat Holdings, Inc.(b)(c)	26,983	591,737
Movado Group, Inc.(c)	25,745	739,139
Nathan’s Famous, Inc.(c)	2,264	159,046
Noodles & Co.(b)	121,685	305,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Consumer Discretionary-(continued)
ONE Group Hospitality, Inc. (The)(b)(c)	42,289	$165,350
OneWater Marine, Inc., Class A(b)(c)	32,550	846,625
Patrick Industries, Inc.(c)	8,694	1,042,758
Perdoceo Education Corp.	45,424	809,001
PetMed Express, Inc.(c)	20,856	105,531
PlayAGS, Inc.(b)	106,064	984,274
Potbelly Corp.(b)(c)	51,349	712,724
RCI Hospitality Holdings, Inc.(c)	4,010	226,004
Red Robin Gourmet Burgers, Inc.(b)(c)	44,209	330,683
Revolve Group, Inc.(b)(c)	21,963	481,649
Rocky Brands, Inc.	21,146	527,593
Rush Street Interactive, Inc.(b)(c)	29,725	173,891
Sally Beauty Holdings, Inc.(b)(c)	57,155	721,868
Shoe Carnival, Inc.(c)	29,708	973,531
Sleep Number Corp.(b)(c)	58,818	971,673
Smith & Wesson Brands, Inc.(c)	90,939	1,248,592
Snap One Holdings Corp.(b)(c)	8,995	74,479
Solo Brands, Inc., Class A(b)(c)	42,757	115,444
Sonic Automotive, Inc., Class A(c)	14,566	764,715
Sportsman’s Warehouse Holdings, Inc.(b)(c)	114,768	414,312
Standard Motor Products, Inc.	10,943	347,550
Stitch Fix, Inc., Class A(b)(c)	140,926	455,191
Stoneridge, Inc.(b)(c)	26,884	472,352
Sturm, Ruger & Co., Inc.	6,136	265,812
Tile Shop Holdings, Inc.(b)(c)	49,247	342,267
Tilly’s, Inc., Class A(b)(c)	59,112	454,571
Torrid Holdings, Inc.(b)(c)	36,625	184,224
United Homes Group, Inc.(b)(c)	7,715	53,851
Universal Technical Institute, Inc.(b)	91,311	1,373,317
Vera Bradley, Inc.(b)	21,391	166,850
Vizio Holding Corp., Class A(b)(c)	33,318	366,831
VOXX International Corp.(b)(c)	11,025	93,713
Weyco Group, Inc.(c)	6,524	210,334
Zumiez, Inc.(b)	37,035	652,557

		57,403,991

Consumer Staples-2.85%
Alico, Inc.(c)	8,152	225,892
Andersons, Inc. (The)	16,848	931,357
B&G Foods, Inc.(c)	36,145	417,475
Calavo Growers, Inc.(c)	18,755	541,269
Dole PLC	40,615	479,663
Fresh Del Monte Produce, Inc.	16,191	387,451
Hain Celestial Group, Inc. (The)(b)(c)	35,870	358,700
Herbalife Ltd.(b)(c)	71,193	628,634
HF Foods Group, Inc.(b)	122,037	458,859
Ingles Markets, Inc., Class A	9,593	738,757
Limoneira Co.(c)	14,425	266,286
Medifast, Inc.(c)	10,480	420,143
Natural Grocers by Vitamin Cottage, Inc.(c)	28,303	468,981
Nature’s Sunshine Products, Inc.(b)	23,274	413,114
Oil-Dri Corp.of America(c)	7,259	517,494
Seneca Foods Corp., Class A(b)(c)	15,991	810,104
SpartanNash Co.	44,793	943,789
SunOpta, Inc. (Canada)(b)(c)	41,278	290,184
Turning Point Brands, Inc.	20,031	506,784
Village Super Market, Inc., Class A(c)	25,846	706,888

		10,511,824

Energy-7.98%
Amplify Energy Corp.(b)(c)	109,939	664,031

	Shares	Value

Energy-(continued)
Ardmore Shipping Corp. (Ireland)(c)	83,856	$1,360,983
Atlas Energy Solutions, Inc.(c)	11,752	221,643
Berry Corp.(c)	207,989	1,466,322
Bristow Group, Inc.(b)	14,938	402,579
Centrus Energy Corp., Class A(b)(c)	9,872	402,679
Crescent Energy Co., Class A(c)	102,467	1,145,581
Delek US Holdings, Inc.	28,066	715,964
DMC Global, Inc.(b)(c)	43,482	725,280
Dorian LPG Ltd.(c)	13,876	501,617
Empire Petroleum Corp.(b)(c)	9,463	56,116
Evolution Petroleum Corp.(c)	55,301	324,064
Excelerate Energy, Inc., Class A	17,724	278,267
Forum Energy Technologies, Inc.(b)(c)	24,558	491,405
FutureFuel Corp.	35,472	210,349
Granite Ridge Resources, Inc.	35,500	218,325
Hallador Energy Co.(b)(c)	54,924	417,422
KLX Energy Services Holdings, Inc.(b)	38,397	311,784
Mammoth Energy Services, Inc.(b)(c)	57,698	210,021
Nabors Industries Ltd.(b)(c)	10,288	806,270
NACCO Industries, Inc., Class A	12,724	422,818
Newpark Resources, Inc.(b)(c)	109,408	703,493
Oil States International, Inc.(b)	81,389	438,687
Overseas Shipholding Group, Inc., Class A(c)	157,433	957,193
Par Pacific Holdings, Inc.(b)	31,827	1,149,591
PrimeEnergy Resources Corp.(b)(c)	2,246	222,017
ProFrac Holding Corp., Class A(b)(c)	50,611	413,998
ProPetro Holding Corp.(b)	106,514	788,204
Ranger Energy Services, Inc.(c)	38,727	406,246
REX American Resources Corp.(b)(c)	15,556	684,153
Riley Exploration Permian, Inc.(c)	8,821	208,617
Ring Energy, Inc.(b)(c)	363,511	519,821
SandRidge Energy, Inc.(c)	73,073	952,872
Select Water Solutions, Inc., Class A	45,536	388,877
SFL Corp. Ltd. (Norway)(c)	62,941	840,892
SilverBow Resources, Inc.(b)(c)	42,599	1,209,386
Solaris Oilfield Infrastructure, Inc., Class A	60,671	513,883
Teekay Corp. (Bermuda)(b)(c)	136,349	1,032,162
Teekay Tankers Ltd., Class A (Canada)	10,885	596,716
TETRA Technologies, Inc.(b)	181,389	707,417
U.S. Silica Holdings, Inc.(b)	68,879	792,108
VAALCO Energy, Inc.	206,517	921,066
Vertex Energy, Inc.(b)(c)	165,542	223,482
Vital Energy, Inc.(b)(c)	29,569	1,488,208
Vitesse Energy, Inc.(c)	24,508	557,067
W&T Offshore, Inc.(c)	223,872	676,093
World Kinect Corp.(c)	26,160	637,258

		29,383,027

Financials-24.71%
1st Source Corp.(c)	4,474	222,716
ACNB Corp.(c)	10,621	374,284
AFC Gamma, Inc.(c)	19,710	226,665
Alerus Financial Corp.(c)	28,423	619,906
AlTi Global, Inc.(b)(c)	16,940	99,268
Amalgamated Financial Corp.(c)	18,384	424,303
A-Mark Precious Metals, Inc.(c)	22,118	568,211
Ambac Financial Group, Inc.(b)	65,196	1,066,607
Amerant Bancorp, Inc.(c)	9,663	204,759
American National Bankshares, Inc.	10,639	480,032
Ames National Corp.(c)	10,944	207,608

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value

Financials-(continued)
Ares Commercial Real Estate Corp.(c)	35,685	$269,065
Arrow Financial Corp.(c)	16,779	402,360
Atlanticus Holdings Corp.(b)(c)	11,225	372,109
Banc of California, Inc.	134,213	1,963,536
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	21,435	599,537
Bank of Marin Bancorp.	25,578	424,851
Bank7 Corp.	5,477	153,411
BankUnited, Inc.	24,833	666,021
Bankwell Financial Group, Inc.	16,800	427,896
Bar Harbor Bankshares	15,071	380,091
BayCom Corp.	18,796	376,296
BCB Bancorp, Inc.	35,314	370,444
Berkshire Hills Bancorp, Inc.	13,259	284,936
Blue Foundry Bancorp(b)(c)	10,598	99,833
Blue Ridge Bankshares, Inc.(c)	53,373	130,764
Bread Financial Holdings, Inc.(c)	23,956	917,036
Bridgewater Bancshares, Inc.(b)	47,651	564,664
BrightSphere Investment Group, Inc.	10,171	230,475
BrightSpire Capital, Inc.(c)	49,048	338,922
Brookline Bancorp, Inc.	45,922	448,658
Business First Bancshares, Inc.	29,932	671,973
Byline Bancorp, Inc.	20,235	421,697
C&F Financial Corp.(c)	9,597	512,768
Cambridge Bancorp	6,963	440,479
Camden National Corp.(c)	16,169	513,851
Cantaloupe, Inc.(b)(c)	22,229	144,489
Capital Bancorp, Inc.	17,476	359,831
Capital City Bank Group, Inc.	7,534	213,589
Capitol Federal Financial, Inc.	41,343	239,376
CapStar Financial Holdings, Inc.(c)	12,331	231,206
Carter Bankshares, Inc.(b)(c)	30,887	407,708
Cass Information Systems, Inc.	8,636	417,292
Central Pacific Financial Corp.	41,229	769,333
Central Valley Community Bancorp(c)	15,212	284,312
Chemung Financial Corp.(c)	6,708	285,761
Chicago Atlantic Real Estate Finance, Inc.(c)	12,896	210,076
ChoiceOne Financial Services, Inc.(c)	14,769	393,003
Citizens & Northern Corp.(c)	13,236	243,013
Citizens Financial Services, Inc.(c)	3,222	150,629
Civista Bancshares, Inc.	20,897	313,873
CNB Financial Corp.	27,742	554,563
Coastal Financial Corp.(b)(c)	8,932	342,899
Codorus Valley Bancorp, Inc.(c)	15,027	345,922
Colony Bankcorp, Inc.	36,007	408,319
Community Trust Bancorp, Inc.	9,714	386,229
ConnectOne Bancorp, Inc.	47,994	949,801
Consumer Portfolio Services, Inc.(b)(c)	28,089	248,026
Crawford & Co., Class A(c)	15,183	177,793
CrossFirst Bankshares, Inc.(b)	39,821	512,496
Customers Bancorp, Inc.(b)(c)	19,411	1,054,211
Diamond Hill Investment Group, Inc.(c)	1,496	216,441
Dime Community Bancshares, Inc.(c)	42,895	803,852
Donegal Group, Inc., Class A	18,586	260,204
Dynex Capital, Inc.(c)	49,932	616,161
Eagle Bancorp, Inc.	32,306	769,529
Encore Capital Group, Inc.(b)(c)	10,972	526,656
Enova International, Inc.(b)	8,413	532,122
Enterprise Bancorp, Inc.(c)	10,804	292,788
Equity Bancshares, Inc., Class A(c)	20,333	647,199

	Shares	Value

Financials-(continued)
Esquire Financial Holdings, Inc.	4,851	$246,334
ESSA Bancorp, Inc.(c)	12,547	217,816
Evans Bancorp, Inc.	10,949	325,185
Farmers & Merchants Bancorp, Inc.(c)	13,992	282,638
Farmers National Banc Corp.(c)	33,555	452,321
FB Financial Corp.	13,397	477,469
Federal Agricultural Mortgage Corp., Class C	3,239	579,360
Fidelity D&D Bancorp, Inc.(c)	7,558	377,447
Finance of America Cos., Inc., Class A(b)	161,936	139,977
Financial Institutions, Inc.	43,752	803,287
First Bancorp, Inc. (The)(c)	12,374	292,274
First Bancshares, Inc. (The)	8,518	211,502
First Bank(c)	27,473	368,413
First Busey Corp.(c)	13,590	313,385
First Business Financial Services, Inc.	13,228	466,684
First Community Bankshares, Inc.(c)	9,553	316,586
First Community Corp.(c)	11,418	187,598
First Financial Corp.	14,682	546,611
First Foundation, Inc.(c)	153,995	1,221,180
First Mid Bancshares, Inc.(c)	15,646	474,074
First of Long Island Corp. (The)(c)	40,603	452,317
First Western Financial, Inc.(b)(c)	17,958	254,106
Five Star Bancorp	12,853	305,002
Flushing Financial Corp.	50,145	643,862
FS Bancorp, Inc.(c)	20,087	670,303
FVCBankcorp, Inc.(b)(c)	21,191	256,623
GCM Grosvenor, Inc., Class A	120,074	1,017,027
German American Bancorp, Inc.(c)	9,215	289,904
Granite Point Mortgage Trust, Inc.(c)	34,219	162,198
Great Southern Bancorp, Inc.(c)	5,046	263,098
Green Dot Corp., Class A(b)(c)	33,337	273,697
Greene County Bancorp, Inc.(c)	3,098	88,479
Greenlight Capital Re Ltd., Class A(b)	23,114	291,930
Guaranty Bancshares, Inc.(c)	9,838	282,941
Hanmi Financial Corp.	47,454	717,030
HarborOne Bancorp, Inc.(c)	43,295	440,743
HBT Financial, Inc.	7,108	135,478
HCI Group, Inc.(c)	1,993	194,557
Heartland Financial USA, Inc.	14,632	497,488
Heritage Commerce Corp.	53,398	442,669
Heritage Financial Corp.	23,904	438,638
Hingham Institution for Savings (The)(c)	758	127,329
Home Bancorp, Inc.(c)	10,513	386,353
HomeStreet, Inc.(c)	54,878	765,548
HomeTrust Bancshares, Inc.	12,869	337,811
Hope Bancorp, Inc.	75,678	830,188
Horizon Bancorp, Inc.	66,904	805,524
i3 Verticals, Inc., Class A(b)	9,196	195,967
Independent Bank Corp.	33,052	808,121
Investors Title Co.(c)	1,886	293,122
James River Group Holdings Ltd.	26,597	265,704
John Marshall Bancorp, Inc.(c)	11,256	196,980
Kearny Financial Corp.(c)	54,775	348,369
KKR Real Estate Finance Trust, Inc.	21,284	207,519
Lakeland Bancorp, Inc.	23,009	268,745
LCNB Corp.	17,000	239,360
LendingClub Corp.(b)	89,861	728,773
LendingTree, Inc.(b)	11,028	436,378
Live Oak Bancshares, Inc.	11,622	461,626
Macatawa Bank Corp.	24,056	235,749

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Financials-(continued)
MainStreet Bancshares, Inc.(c)	12,743	$229,565
MarketWise, Inc.(c)	27,730	50,191
Mercantile Bank Corp.	20,245	745,826
Merchants Bancorp	10,804	463,059
MetroCity Bankshares, Inc.	24,668	599,432
Metropolitan Bank Holding Corp.(b)	19,046	746,794
Mid Penn Bancorp, Inc.	16,769	352,652
Middlefield Banc Corp.(c)	6,783	166,455
Midland States Bancorp, Inc.	42,241	1,028,568
MidWestOne Financial Group, Inc.	28,818	660,509
MVB Financial Corp.	18,727	400,945
National Bankshares, Inc.(c)	9,405	294,094
NerdWallet, Inc., Class A(b)(c)	29,529	498,154
NewtekOne, Inc.(c)	6,491	74,906
Nexpoint Real Estate Finance, Inc.(c)	11,550	162,162
Nicolet Bankshares, Inc.	3,558	280,833
Northeast Bank	6,755	360,649
Northeast Community Bancorp, Inc.(c)	16,072	250,562
Northfield Bancorp, Inc.	33,726	340,633
Northrim BanCorp, Inc.	12,141	603,772
Norwood Financial Corp.(c)	10,471	289,104
Oak Valley Bancorp(c)	7,771	193,731
OceanFirst Financial Corp.	34,255	520,676
Ocwen Financial Corp.(b)(c)	19,488	508,247
Old Second Bancorp, Inc.	33,645	451,852
Orange County Bancorp, Inc.	7,726	355,241
Orchid Island Capital, Inc.	27,843	239,450
Origin Bancorp, Inc.	9,823	293,118
Orrstown Financial Services, Inc.	16,292	439,069
P10, Inc., Class A(c)	27,345	253,488
Parke Bancorp, Inc.(c)	20,862	359,869
Patria Investments Ltd., Class A (Cayman Islands)	17,234	256,787
Paysafe Ltd.(b)(c)	37,988	547,027
Paysign, Inc.(b)(c)	48,550	148,563
PCB Bancorp	22,439	362,390
Peapack-Gladstone Financial Corp.(c)	18,939	458,892
Penns Woods Bancorp, Inc.	8,580	165,937
PennyMac Mortgage Investment Trust(c)	46,073	651,011
Peoples Bancorp, Inc.(c)	10,573	296,784
Peoples Financial Services Corp.	8,086	326,270
Perella Weinberg Partners	16,087	219,748
Pioneer Bancorp, Inc.(b)	13,252	123,509
Plumas Bancorp(c)	10,084	351,327
PRA Group, Inc.(b)	21,671	553,911
Preferred Bank(c)	9,692	696,370
Premier Financial Corp.	49,055	950,686
Primis Financial Corp.(c)	24,602	303,835
Princeton Bancorp, Inc.(c)	8,418	259,106
Priority Technology Holdings, Inc.(b)	42,514	140,721
ProAssurance Corp.	21,864	269,583
QCR Holdings, Inc.(c)	11,095	632,415
RBB Bancorp	51,164	881,044
Red River Bancshares, Inc.(c)	3,987	198,553
Regional Management Corp.	23,779	556,429
Repay Holdings Corp., Class A(b)(c)	46,561	404,615
Republic Bancorp, Inc., Class A(c)	3,968	195,464
S&T Bancorp, Inc.	11,642	363,114
Sandy Spring Bancorp, Inc.	19,577	430,302

	Shares	Value
Financials-(continued)
Security National Financial Corp., Class A(b)(c)	37,851	$326,276
Shore Bancshares, Inc.(c)	56,546	642,363
Sierra Bancorp(c)	18,541	345,048
Silvercrest Asset Management Group, Inc., Class A	8,847	148,364
Skyward Specialty Insurance Group, Inc.(b)(c)	3,845	140,689
SmartFinancial, Inc.(c)	16,269	350,109
South Plains Financial, Inc.	18,645	497,449
Southern First Bancshares, Inc.(b)	15,988	526,805
Southern Missouri Bancorp, Inc.(c)	6,954	298,188
Southern States Bancshares, Inc.(c)	13,565	337,226
Southside Bancshares, Inc.	14,891	426,776
Stewart Information Services Corp.(c)	9,908	624,006
Summit Financial Group, Inc.(c)	23,703	639,507
Third Coast Bancshares, Inc.(b)(c)	14,451	277,026
Timberland Bancorp, Inc.(c)	9,218	241,512
Tiptree, Inc.	47,667	834,649
Tompkins Financial Corp.(c)	5,623	270,804
TPG RE Finance Trust, Inc.(c)	27,988	209,350
TrustCo Bank Corp.	13,295	362,821
Two Harbors Investment Corp.	34,719	439,890
United Fire Group, Inc., (Acquired 08/08/2023 - 02/07/2024; Cost $292,004)(e)	14,193	330,555
Unity Bancorp, Inc.	10,976	300,523
Universal Insurance Holdings, Inc.	54,684	1,104,070
Univest Financial Corp.	27,394	548,428
USCB Financial Holdings, Inc., Class A(c)	12,839	140,202
Velocity Financial, Inc.(b)(c)	11,758	192,243
Veritex Holdings, Inc.(c)	20,834	408,971
Virginia National Bankshares Corp.(c)	7,260	220,849
Washington Trust Bancorp, Inc.	21,388	550,527
Waterstone Financial, Inc.(c)	45,980	581,647
West Bancorporation, Inc.(c)	24,005	417,687
World Acceptance Corp.(b)(c)	1,444	172,933

		91,007,623

Health Care-7.28%
Accuray, Inc.(b)(c)	140,716	365,862
Amneal Pharmaceuticals, Inc.(b)(c)	369,986	2,042,323
AngioDynamics, Inc.(b)(c)	31,762	174,373
Anika Therapeutics, Inc.(b)	10,675	259,189
Assertio Holdings, Inc.(b)	167,312	147,887
biote Corp., Class A(b)	34,290	204,026
Brookdale Senior Living, Inc.(b)(c)	276,199	1,579,858
CareMax, Inc.(b)(c)	2,135	16,418
Carisma Therapeutics, Inc.(c)	27,826	71,791
Cartesian Therapeutics, Inc.(b)	188,206	137,673
Codexis, Inc.(b)(c)	66,803	310,634
Collegium Pharmaceutical, Inc.(b)(c)	26,041	955,965
Community Health Systems, Inc.(b)(c)	380,941	1,062,825
Cross Country Healthcare, Inc.(b)(c)	34,412	628,707
Eagle Pharmaceuticals, Inc.(b)(c)	31,366	183,805
Enhabit, Inc.(b)(c)	102,865	925,785
Foghorn Therapeutics, Inc.(b)(c)	49,228	380,532
Harvard Bioscience, Inc.(b)(c)	39,679	171,810
InfuSystem Holdings, Inc.(b)(c)	37,745	349,141
Innoviva, Inc.(b)(c)	70,393	1,075,605
Joint Corp. (The)(b)(c)	23,046	227,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Health Care-(continued)
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	41,731	$882,193
KORU Medical Systems, Inc.(b)(c)	24,106	51,105
Merrimack Pharmaceuticals, Inc.(b)(c)	8,522	125,273
ModivCare, Inc.(b)(c)	31,655	887,606
Ocean Biomedical, Inc.(b)(c)	19,501	34,322
OptimizeRx Corp.(b)(c)	16,375	259,216
OraSure Technologies, Inc.(b)	49,253	354,375
Organogenesis Holdings, Inc.(b)(c)	100,070	357,250
Owens & Minor, Inc.(b)(c)	48,012	1,168,132
Pediatrix Medical Group, Inc.(b)(c)	68,723	628,816
Pennant Group, Inc. (The)(b)(c)	56,454	1,052,867
PetIQ, Inc.(b)(c)	77,985	1,420,107
Phibro Animal Health Corp., Class A	61,988	801,505
Quipt Home Medical Corp.(b)(c)	103,829	445,426
Sanara Medtech, Inc.(b)(c)	2,579	98,105
Semler Scientific, Inc.(b)(c)	11,038	520,663
SIGA Technologies, Inc.(c)	72,329	376,834
Tactile Systems Technology, Inc.(b)(c)	15,550	237,138
Theravance Biopharma, Inc.(b)(c)	76,554	724,966
TruBridge, Inc.(b)(c)	31,102	275,564
Utah Medical Products, Inc.	4,224	296,440
Vanda Pharmaceuticals, Inc.(b)	102,061	456,213
Viemed Healthcare, Inc.(b)	42,503	359,575
ZimVie, Inc.(b)	78,280	1,326,846
Zura Bio Ltd. (United Kingdom)(b)	17,598	64,761
Zymeworks, Inc.(b)	162,148	1,947,398
Zynex, Inc.(b)	27,440	372,086

		26,796,225

Industrials-20.21%
ACCO Brands Corp.	228,812	1,276,771
Air Transport Services Group, Inc.(b)(c)	33,007	398,394
Allient, Inc.	7,976	226,678
Alta Equipment Group, Inc.(c)	39,715	455,928
American Woodmark Corp.(b)	11,544	1,157,171
Apogee Enterprises, Inc.	18,364	1,050,604
Argan, Inc.(c)	5,914	277,130
Aris Water Solutions, Inc., Class A(c)	33,128	398,861
Astronics Corp.(b)(c)	10,882	208,608
Asure Software, Inc.(b)(c)	16,372	152,587
AZZ, Inc.(c)	9,134	664,955
Babcock & Wilcox Enterprises, Inc.(b)(c)	44,728	57,252
Barrett Business Services, Inc.	7,551	921,146
BlueLinx Holdings, Inc.(b)(c)	14,137	1,793,278
Bowman Consulting Group Ltd.(b)	7,095	231,084
BrightView Holdings, Inc.(b)(c)	78,183	680,974
Brookfield Business Corp., Class A (Canada)	7,882	180,183
CECO Environmental Corp.(b)	35,897	813,067
Commercial Vehicle Group, Inc.(b)	85,839	561,387
Concrete Pumping Holdings, Inc.(b)(c)	41,780	342,178
Conduent, Inc.(b)	246,805	849,009
CoreCivic, Inc.(b)	73,753	1,123,258
Costamare, Inc. (Monaco)	52,221	593,753
Covenant Logistics Group, Inc., Class A	24,557	1,195,435
CRA International, Inc.(c)	3,860	511,604
Daseke, Inc.(b)	122,812	1,013,199
Deluxe Corp.	75,158	1,458,817
DNOW, Inc.(b)	62,239	880,682
Douglas Dynamics, Inc.	13,934	349,743
Ducommun, Inc.(b)(c)	11,923	568,966

	Shares	Value
Industrials-(continued)
DXP Enterprises, Inc.(b)	19,931	$707,949
Eagle Bulk Shipping, Inc.(c)	32,421	1,986,435
Ennis, Inc.	24,577	499,405
Enviri Corp.(b)(c)	71,099	558,838
EVI Industries, Inc.(c)	4,955	106,681
Forrester Research, Inc.(b)(c)	8,650	174,471
Franklin Covey Co.(b)	8,094	309,029
Genco Shipping & Trading Ltd.	87,403	1,783,021
Gencor Industries, Inc.(b)	6,849	112,255
GEO Group, Inc. (The)(b)(c)	117,875	1,446,326
Global Industrial Co.	5,135	225,170
Golden Ocean Group Ltd. (Norway)(c)	47,420	610,295
Gorman-Rupp Co. (The)	10,448	390,024
GrafTech International Ltd.(c)	132,131	232,551
Great Lakes Dredge & Dock Corp.(b)(c)	47,543	425,034
Greenbrier Cos., Inc. (The)(c)	21,365	1,105,639
Hawaiian Holdings, Inc.(b)	22,619	319,154
Heidrick & Struggles International, Inc.	43,613	1,482,842
HireQuest, Inc.	3,286	44,032
HireRight Holdings Corp.(b)	12,229	173,285
HNI Corp.	17,344	777,185
Hudson Technologies, Inc.(b)(c)	86,253	1,263,606
Hyster-Yale Materials Handling, Inc.	16,678	982,001
IBEX Holdings Ltd.(b)(c)	17,128	273,363
IES Holdings, Inc.(b)	4,142	455,289
Innodata, Inc.(b)(c)	15,222	112,643
INNOVATE Corp.(b)	83,544	65,524
Insteel Industries, Inc.(c)	21,576	785,582
Interface, Inc.(c)	132,609	2,084,613
JELD-WEN Holding, Inc.(b)	58,160	1,058,512
Kaman Corp.	12,985	594,843
Karat Packaging, Inc.	9,439	279,300
Kelly Services, Inc., Class A	45,388	1,113,368
Limbach Holdings, Inc.(b)	26,439	1,301,856
Liquidity Services, Inc.(b)	18,984	340,383
LSI Industries, Inc.(c)	30,281	436,955
Luxfer Holdings PLC (United Kingdom)	28,982	287,501
Manitowoc Co., Inc. (The)(b)	60,762	847,022
MasterBrand, Inc.(b)	53,223	921,290
Mayville Engineering Co., Inc.(b)(c)	33,490	409,918
Miller Industries, Inc.	16,596	746,986
MillerKnoll, Inc.	46,313	1,414,862
Mistras Group, Inc.(b)(c)	63,119	545,979
MRC Global, Inc.(b)	116,429	1,342,426
National Presto Industries, Inc.	2,609	201,754
Northwest Pipe Co.(b)(c)	21,710	647,609
P.A.M. Transportation Services, Inc.(b)	10,502	194,497
Pangaea Logistics Solutions Ltd.	110,390	925,068
Park Aerospace Corp.(c)	12,963	197,297
Park-Ohio Holdings Corp.(c)	25,156	675,690
Performant Financial Corp.(b)(c)	42,733	124,353
Pitney Bowes, Inc.(c)	375,653	1,513,882
Powell Industries, Inc.	3,315	614,071
Preformed Line Products Co.	1,092	150,128
Quad/Graphics, Inc.	94,237	564,480
Quanex Building Products Corp.	33,377	1,154,177
Radiant Logistics, Inc.(b)(c)	112,878	654,692
Resources Connection, Inc.	44,938	621,493
REV Group, Inc.(c)	58,043	1,198,008
Safe Bulkers, Inc. (Greece)	214,280	994,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Industrials-(continued)
Shyft Group, Inc. (The)	13,052	$134,566
SP Plus Corp.(b)	13,850	712,029
Steelcase, Inc., Class A(c)	159,025	2,185,003
Thermon Group Holdings, Inc.(b)	12,865	351,086
Titan International, Inc.(b)(c)	102,778	1,311,447
Titan Machinery, Inc.(b)(c)	40,077	1,011,143
TPI Composites, Inc.(b)(c)	27,480	76,669
Triumph Group, Inc.(b)(c)	45,034	625,973
TrueBlue, Inc.(b)	74,301	873,037
Tutor Perini Corp.(b)	128,781	1,459,089
Universal Logistics Holdings, Inc.	11,237	380,148
Viad Corp.(b)	32,989	1,228,180
VSE Corp.(c)	8,551	633,629
Wabash National Corp.(c)	24,535	669,315
Willdan Group, Inc.(b)	20,484	427,706
Willis Lease Finance Corp.(b)(c)	8,574	410,866

		74,447,489

Information Technology-5.17%
8x8, Inc.(b)(c)	85,104	240,844
ADTRAN Holdings, Inc.(c)	31,745	180,629
Alpha & Omega Semiconductor Ltd.(b)(c)	48,012	1,051,463
American Software, Inc., Class A	27,703	310,828
Aviat Networks, Inc.(b)(c)	10,108	358,733
Bel Fuse, Inc., Class B	9,203	478,280
Benchmark Electronics, Inc.	35,958	1,104,270
Brightcove, Inc.(b)	98,747	218,725
Cambium Networks Corp.(b)(c)	7,550	32,087
CleanSpark, Inc.(b)(c)	81,217	1,357,948
Clearfield, Inc.(b)(c)	5,850	176,494
Climb Global Solutions, Inc.(c)	6,498	441,669
CommScope Holding Co., Inc.(b)(c)	103,855	120,991
CompoSecure, Inc.(b)(c)	49,823	241,143
Comtech Telecommunications Corp.	19,567	132,273
Consensus Cloud Solutions, Inc.(b)(c)	15,594	248,256
CoreCard Corp.(b)(c)	10,474	133,648
CPI Card Group, Inc.(b)(c)	8,924	168,664
Daktronics, Inc.(b)(c)	68,800	597,184
Digital Turbine, Inc.(b)(c)	47,685	151,161
Eastman Kodak Co.(b)(c)	55,820	298,079
eGain Corp.(b)	21,224	130,103
Expensify, Inc., Class A(b)(c)	31,431	65,376
FARO Technologies, Inc.(b)	9,442	211,406
Hackett Group, Inc. (The)	28,019	692,630
Ichor Holdings Ltd.(b)(c)	20,570	880,396
Immersion Corp.(c)	73,144	493,722
Information Services Group, Inc.(c)	54,528	236,106
inTEST Corp.(b)(c)	12,061	140,872
Iteris, Inc.(b)(c)	26,529	138,481
Kimball Electronics, Inc.(b)(c)	25,621	576,729
KVH Industries, Inc.(b)(c)	32,724	155,439
Luna Innovations, Inc.(b)(c)	14,696	99,639
Mitek Systems, Inc.(b)(c)	44,052	511,444
NETGEAR, Inc.(b)	21,957	329,135
NVE Corp.(c)	3,476	290,559
PC Connection, Inc.	7,178	476,476
Rackspace Technology, Inc.(b)(c)	238,882	504,041
Red Violet, Inc.(b)(c)	9,667	172,653
Ribbon Communications, Inc.(b)(c)	31,357	93,757
Richardson Electronics Ltd.(c)	26,478	232,742

	Shares	Value
Information Technology-(continued)
Rimini Street, Inc.(b)(c)	64,032	$206,823
ScanSource, Inc.(b)	47,085	2,035,485
SMART Global Holdings, Inc.(b)	26,800	570,036
SoundThinking, Inc.(b)(c)	5,200	90,428
Tucows, Inc., Class A(b)(c)	9,834	185,863
Unisys Corp.(b)	195,987	1,017,173
Veritone, Inc.(b)(c)	22,771	52,146
Vishay Precision Group, Inc.(b)(c)	11,332	391,521

		19,024,550

Materials-5.20%
AdvanSix, Inc.	25,796	721,772
American Vanguard Corp.	29,059	311,512
Caledonia Mining Corp. PLC (South Africa)	27,061	267,633
Century Aluminum Co.(b)(c)	64,667	677,063
Clearwater Paper Corp.(b)	40,371	1,586,177
Core Molding Technologies, Inc.(b)(c)	23,493	431,566
Haynes International, Inc.	4,661	277,003
Intrepid Potash, Inc.(b)(c)	32,221	679,219
Kaiser Aluminum Corp.	9,672	701,413
Koppers Holdings, Inc.	36,698	2,077,841
Kronos Worldwide, Inc.	14,096	128,133
LSB Industries, Inc.(b)	86,891	639,518
Mativ Holdings, Inc., Class A	53,157	923,337
Metallus, Inc.(b)(c)	42,603	926,615
Myers Industries, Inc.	30,261	581,919
Olympic Steel, Inc.	27,634	1,879,665
Pactiv Evergreen, Inc.	24,788	365,623
Radius Recycling, Inc., Class A	40,342	797,158
Ramaco Resources, Inc., Class A(c)	67,762	1,191,256
Ramaco Resources, Inc., Class B	13,663	163,956
Ranpak Holdings Corp.(b)(c)	26,350	125,163
Rayonier Advanced Materials, Inc.(b)(c)	194,658	659,891
Ryerson Holding Corp.	15,237	481,184
SunCoke Energy, Inc.	183,998	1,970,619
Tredegar Corp.(c)	79,986	347,939
Trinseo PLC	30,368	136,656
Valhi, Inc.(c)	7,329	99,894

		19,149,725

Real Estate-4.86%
Alexander’s, Inc.(c)	720	159,156
Alpine Income Property Trust, Inc.(c)	20,091	313,620
Anywhere Real Estate, Inc.(b)	54,350	340,774
Armada Hoffler Properties, Inc.(c)	40,951	416,881
Braemar Hotels & Resorts, Inc.(c)	198,841	453,357
Brandywine Realty Trust(c)	178,527	767,666
BRT Apartments Corp.(c)	10,645	164,785
CBL & Associates Properties, Inc.	13,799	318,205
Chatham Lodging Trust	41,220	420,444
City Office REIT, Inc.	119,101	545,483
Clipper Realty, Inc.(c)	31,328	146,615
CTO Realty Growth, Inc.(c)	17,118	291,862
Diversified Healthcare Trust(c)	598,552	1,963,251
Douglas Elliman, Inc.	245,737	452,156
Empire State Realty Trust, Inc., Class A(c)	53,185	530,254
Forestar Group, Inc.(b)	10,037	338,448
FRP Holdings, Inc.(b)(c)	2,374	142,915
Gladstone Commercial Corp.	25,919	320,877
Global Medical REIT, Inc.	32,318	289,246
Hudson Pacific Properties, Inc.(c)	200,378	1,270,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Shares	Value
Real Estate-(continued)
Newmark Group, Inc., Class A	169,473	$1,828,614
NexPoint Diversified Real Estate Trust(c)	28,220	178,633
Office Properties Income Trust(c)	137,792	367,905
One Liberty Properties, Inc.(c)	13,534	273,928
Orion Office REIT, Inc.	44,689	156,858
Paramount Group, Inc.(c)	77,089	341,504
Piedmont Office Realty Trust, Inc., Class A	126,094	790,609
Postal Realty Trust, Inc., Class A(c)	13,079	187,291
RE/MAX Holdings, Inc., Class A(c)	28,014	238,959
RMR Group, Inc. (The), Class A(c)	33,093	809,786
Saul Centers, Inc.	4,541	164,339
Stratus Properties, Inc.(b)(c)	7,643	167,000
Summit Hotel Properties, Inc.	75,677	485,846
Tejon Ranch Co.(b)(c)	9,025	150,086
Transcontinental Realty Investors, Inc.(b)(c)	4,259	165,547
Uniti Group, Inc.(c)	214,450	1,256,677
Universal Health Realty Income Trust(c)	5,061	196,266
Whitestone REIT	40,206	495,338

		17,901,578

Utilities-0.53%
Artesian Resources Corp., Class A	4,477	154,322
Consolidated Water Co. Ltd. (Cayman Islands)(c)	10,781	318,686
Genie Energy Ltd., Class B(c)	45,435	828,735
Global Water Resources, Inc.	8,333	107,829
Pure Cycle Corp.(b)(c)	15,630	155,831
RGC Resources, Inc.(c)	3,592	67,386
Unitil Corp.	6,407	326,501

		1,959,290

Total Common Stocks & Other Equity Interests (Cost $365,925,567)		367,959,463

	Shares	Value

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $28,221)	28,221	$28,221

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $365,953,788)		367,987,684

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.66%
Invesco Private Government Fund, 5.29%(f)(g)(h)	27,676,202	27,676,202
Invesco Private Prime Fund, 5.49%(f)(g)(h)	70,504,819	70,540,071

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $98,228,086)		98,216,273

TOTAL INVESTMENTS IN SECURITIES-126.57% (Cost $464,181,874)		466,203,957
OTHER ASSETS LESS LIABILITIES-(26.57)%		(97,863,100)

NET ASSETS-100.00%		$368,340,857

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 29, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The aggregate value of these securities at February 29, 2024 was $3,654,106, which represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 29, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,011,800	$(4,983,579)	$-	$-	$28,221	$3,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)–(continued)

February 29, 2024

(Unaudited)

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 29, 2024	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,866,984	$80,436,730	$(72,627,512)	$-	-	$27,676,202	$578,411	*

Invesco Private Prime Fund	51,230,661	179,104,979	(159,820,571)	(11,798)	36,800	70,540,071	1,547,368	*

Total	$71,097,645	$264,553,509	$(237,431,662)	$(11,798)	$36,800	$98,244,494	$2,128,937

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of February 29, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of February 29, 2024

Financials	24.71

Industrials	20.21

Consumer Discretionary	15.58

Energy	7.98

Health Care	7.28

Communication Services	5.53

Materials	5.20

Information Technology	5.17

Real Estate	4.86

Sector Types Each Less Than 3%	3.38

Money Market Funds Plus Other Assets Less Liabilities	0.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Assets and Liabilities

February 29, 2024

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
Assets:
Unaffiliated investments in securities, at value(a)	$296,990,322	$5,960,666,572	$367,959,463
Affiliated investments in securities, at value	44,043,481	483,958,375	98,244,494
Cash	-	71,658	-
Foreign currencies, at value	22,839	-	-
Receivable for:
Dividends	919,299	8,302,945	349,542
Securities lending	5,522	195,954	27,398
Investments sold	-	-	106,274
Fund shares sold	7,730	34,924,689	-
Foreign tax reclaims	330,704	26,462	-

Total assets	342,319,897	6,488,146,655	466,687,171

Liabilities:
Due to custodian	818,538	-	1,087
Payable for:
Investments purchased	7,786	34,822,070	-
Collateral upon return of securities loaned	44,046,286	470,018,675	98,228,086
Accrued unitary management fees	78,540	1,329,027	117,141
Other payables	148	-	-

Total liabilities	44,951,298	506,169,772	98,346,314

Net Assets	$297,368,599	$5,981,976,883	$368,340,857

Net assets consist of:
Shares of beneficial interest	$303,906,155	$6,007,729,409	$450,650,241
Distributable earnings (loss)	(6,537,556)	(25,752,526)	(82,309,384)

Net Assets	$297,368,599	$5,981,976,883	$368,340,857

Shares outstanding (unlimited amount authorized, $0.01 par value)	11,950,001	114,760,001	10,040,001
Net asset value	$24.88	$52.13	$36.69

Market price	$25.00	$52.10	$36.73

Unaffiliated investments in securities, at cost	$281,919,118	$5,616,473,650	$365,925,567

Affiliated investments in securities, at cost	$44,046,286	$486,043,113	$98,256,307

Foreign currencies, at cost	$22,846	$-	$-

(a) Includes securities on loan with an aggregate value of:	$40,435,314	$464,317,665	$96,547,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Operations

For the six months ended February 29, 2024

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)	Invesco Russell 1000®Dynamic Multifactor ETF (OMFL)	Invesco Russell 2000®Dynamic Multifactor ETF (OMFS)
Investment income:
Unaffiliated dividend income	$3,775,828	$42,295,374	$3,356,734
Affiliated dividend income.	4,476	236,745	3,158
Securities lending income, net	39,542	1,054,709	126,193
Foreign withholding tax.	(347,994)	(52,384)	(1,708)

Total investment income	3,471,852	43,534,444	3,484,377

Expenses:
Unitary management fees	431,411	7,438,411	711,138

Less: Waivers	(93)	(1,024)	(65)

Net expenses	431,318	7,437,387	711,073

Net investment income	3,040,534	36,097,057	2,773,304

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,488,319	(188,739,101)	(24,601,040)
Affiliated investment securities	9,033	(876,257)	36,800
Unaffiliated in-kind redemptions	-	259,404,182	31,040,863
Affiliated in-kind redemptions.	-	(984)	-
Foreign currencies	13,199	-	-

Net realized gain	3,510,551	69,787,840	6,476,623

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,744,429	266,156,605	(5,211,803)
Affiliated investment securities	(2,717)	(1,341,578)	(11,798)
Foreign currencies	(20,442)	-	-

Change in net unrealized appreciation (depreciation)	8,721,270	264,815,027	(5,223,601)

Net realized and unrealized gain	12,231,821	334,602,867	1,253,022

Net increase in net assets resulting from operations	$15,272,355	$370,699,924	$4,026,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Statements of Changes in Net Assets

For the six months ended February 29, 2024 and the year ended August 31, 2023

(Unaudited)

	Invesco International Developed Dynamic Multifactor ETF (IMFL)		Invesco Russell 1000®Dynamic Multifactor ETF (OMFL)		Invesco Russell 2000®Dynamic Multifactor ETF (OMFS)
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$3,040,534	$4,214,410	$36,097,057	$49,313,623	$2,773,304	$4,161,558
Net realized gain (loss)	3,510,551	11,750,777	69,787,840	265,807,292	6,476,623	(3,664,718)
Change in net unrealized appreciation (depreciation)	8,721,270	10,254,693	264,815,027	94,706,788	(5,223,601)	7,259,409

Net increase in net assets resulting from operations	15,272,355	26,219,880	370,699,924	409,827,703	4,026,326	7,756,249

Distributions to Shareholders from:
Distributable earnings.	(5,939,950)	(3,933,666)	(32,935,635)	(44,995,732)	(2,438,298)	(3,921,465)

Shareholder Transactions:
Proceeds from shares sold	50,883,834	138,374,719	4,331,885,235	5,540,925,351	276,842,138	524,445,565
Value of shares repurchased	-	(27,225,811)	(3,462,082,419)	(3,088,626,586)	(262,716,159)	(320,206,649)

Net increase in net assets resulting from share transactions	50,883,834	111,148,908	869,802,816	2,452,298,765	14,125,979	204,238,916

Net increase in net assets	60,216,239	133,435,122	1,207,567,105	2,817,130,736	15,714,007	208,073,700

Net assets:
Beginning of period	237,152,360	103,717,238	4,774,409,778	1,957,279,042	352,626,850	144,553,150

End of period.	$297,368,599	$237,152,360	$5,981,976,883	$4,774,409,778	$368,340,857	$352,626,850

Changes in Shares Outstanding:
Shares sold	2,100,000	5,950,000	88,160,000	117,840,000	7,580,000	14,520,000
Shares repurchased	-	(1,300,000)	(70,910,000)	(66,720,000)	(7,280,000)	(8,950,000)
Shares outstanding, beginning of period	9,850,001	5,200,001	97,510,001	46,390,001	9,740,001	4,170,001

Shares outstanding, end of period	11,950,001	9,850,001	114,760,001	97,510,001	10,040,001	9,740,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights

Invesco International Developed Dynamic Multifactor ETF (IMFL)

	Six Months Ended February 29, 2024		Years Ended August 31,		For the Period February 22, 2021(a) Through August 31,
	(Unaudited)		2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of period	$24.08		$19.95	$27.05	$25.00

Net investment income(b)	0.29		0.67	0.71	0.53
Net realized and unrealized gain (loss) on investments	1.08		4.11	(6.62)	1.81

Total from investment operations	1.37		4.78	(5.91)	2.34

Distributions to shareholders from:
Net investment income	(0.57)		(0.65)	(0.95)	(0.29)
Net realized gains	-		-	(0.24)	-

Total distributions	(0.57)		(0.65)	(1.19)	(0.29)

Net asset value at end of period	$24.88		$24.08	$19.95	$27.05

Market price at end of period(c)	$25.00		$24.09	$19.75	$27.16

Net Asset Value Total Return(d)	5.78%		24.43%	(22.54)%	9.37	%(e)
Market Price Total Return(d)	6.25%		25.74%	(23.63)%	9.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$297,369		$237,152	$103,717	$135,253
Ratio to average net assets of:
Expenses	0.34	%(f)	0.34%	0.34%	0.34	%(f)
Net investment income	2.40	%(f)	3.02%	2.98%	3.76	%(f)
Portfolio turnover rate(g)	36%		341%	337%	73%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (February 24, 2021, the first day of trading on the exchange) to August 31, 2021 was 9.41%. The market price total return from Fund Inception to August 31, 2021 was 7.90%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights–(continued)

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

	Six Months Ended
	February 29,						Two Months Ended
	2024		Years Ended August 31,				August 31,		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Per Share Operating Performance:
Net asset value at beginning of period	$48.96		$42.19	$48.24	$32.22	$29.77	$29.71		$26.65

Net investment income(a)	0.34		0.76	0.67	0.52	0.55	0.07		0.54
Net realized and unrealized
gain (loss) on investments	3.15		6.76	(6.18)	16.10	2.44	(0.01)		2.99

Total from investment operations	3.49		7.52	(5.51)	16.62	2.99	0.06		3.53
Distributions to shareholders from:
Net investment income	(0.32)		(0.75)	(0.54)	(0.60)	(0.54)	-		(0.47)

Net asset value at end of period	$52.13		$48.96	$42.19	$48.24	$32.22	$29.77		$29.71

Market price at end of period(b)	$52.10		$48.96	$42.24	$48.24	$32.26	$29.79		$29.71

Net Asset Value Total Return(c)	7.19%		18.05%	(11.48)%	52.12%	10.23%	0.20%		13.37%
Market Price Total Return(c)	7.13%		17.91%	(11.37)%	51.93%	10.29%	0.27%		13.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,981,977		$4,774,410	$1,957,279	$1,704,452	$990,733	$1,052,542		$998,325
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29	%(e)	0.29%
Net investment income	1.41	%(d)	1.65%	1.45%	1.24%	1.76%	1.48	%(e)	1.92%
Portfolio turnover rate(f)	144%		350%	336%	126%	321%	83%		138%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of less than 0.005%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights–(continued)

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

	Six Months Ended
	February 29,						Two Months Ended
	2024		Years Ended August 31,				August 31,		Year Ended June 30,
	(Unaudited)		2023	2022	2021	2020	2019		2019
Per Share Operating Performance:
Net asset value at beginning of period	$36.20		$34.67	$40.51	$24.92	$25.61	$26.82		$27.12

Net investment income(a)	0.27		0.59	0.51	0.31	0.31	0.03		0.43
Net realized and unrealized gain (loss) on investments	0.46		1.56	(5.94)	15.59	(0.64)	(1.24)		(0.29)

Total from investment operations	0.73		2.15	(5.43)	15.90	(0.33)	(1.21)		0.14

Distributions to shareholders from:
Net investment income	(0.24)		(0.62)	(0.41)	(0.31)	(0.36)	-		(0.44)

Net asset value at end of period	$36.69		$36.20	$34.67	$40.51	$24.92	$25.61		$26.82

Market price at end of period(b)	$36.73		$36.28	$34.68	$40.50	$24.94	$25.65		$26.82

Net Asset Value Total Return(c)	2.04%		6.31%	(13.45)%	64.12%	(1.13)%	(4.51)%		0.63%
Market Price Total Return(c)	1.92%		6.51%	(13.41)%	63.95%	(1.20)%	(4.36)%		0.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$368,341		$352,627	$144,553	$130,035	$43,602	$12,807		$12,071
Ratio to average net assets of:
Expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.41	%(e)	0.39%
Net investment income	1.52	%(d)	1.67%	1.32%	0.86%	1.27%	0.87	%(e)	1.62%
Portfolio turnover rate(f)	159%		336%	265%	127%	282%	64%		189%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios are annualized except for non-recurring costs associated with a proxy statement of 0.02%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Notes to Financial Statements

Invesco Exchange-Traded Self-Indexed Fund Trust

February 29, 2024

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) was organized as a Delaware statutory trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco International Developed Dynamic Multifactor ETF (IMFL)	“International Developed Dynamic Multifactor ETF”

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)	“Russell 1000® Dynamic Multifactor ETF”

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)	“Russell 2000® Dynamic Multifactor ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
International Developed Dynamic Multifactor ETF	FTSE Developed ex US Invesco Dynamic Multifactor Index

Russell 1000® Dynamic Multifactor ETF	Russell 1000® Invesco Dynamic Multifactor Index

Russell 2000® Dynamic Multifactor ETF	Russell 2000® Invesco Dynamic Multifactor Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value. Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

31

Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Investment Transactions and Investment Income -Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income

32

included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an “Interested Trustee”), or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 29, 2024, each Fund (except for International Developed Dynamic Multifactor ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

Amount

Russell 1000® Dynamic Multifactor ETF	$39,102

Russell 2000® Dynamic Multifactor ETF	8,053

J.

Foreign Currency Translations -Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

34

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

K.	Other Risks

AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory

35

taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.

Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies that are “actively managed”, each Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary,

36

sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

International Developed Dynamic Multifactor ETF	0.34%

Russell 1000® Dynamic Multifactor ETF	0.29%

Russell 2000® Dynamic Multifactor ETF	0.39%

Through at least August 31, 2025, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended February 29, 2024, the Adviser waived fees for each Fund in the following amounts:

International Developed Dynamic Multifactor ETF	$93

Russell 1000® Dynamic Multifactor ETF	1,024

Russell 2000® Dynamic Multifactor ETF	65

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

International Developed Dynamic Multifactor ETF	FTSE International Ltd.

Russell 1000® Dynamic Multifactor ETF	Frank Russell Company

Russell 2000® Dynamic Multifactor ETF	Frank Russell Company

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended February 29, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

International Developed Dynamic Multifactor ETF	$221

Russell 1000® Dynamic Multifactor ETF	997,353

Russell 2000® Dynamic Multifactor ETF	240,900

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
International Developed Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$296,990,322	$-	$-	$296,990,322

Money Market Funds	-	44,043,481	-	44,043,481

Total Investments	$296,990,322	$44,043,481	$-	$341,033,803

Russell 1000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,973,651,133	$-	$76,431	$5,973,727,564

Money Market Funds	927,702	469,969,681	-	470,897,383

Total Investments	$5,974,578,835	$469,969,681	$76,431	$6,444,624,947

Russell 2000® Dynamic Multifactor ETF

Investments in Securities

Common Stocks & Other Equity Interests	$367,959,463	$-	$0	$367,959,463

Money Market Funds	28,221	98,216,273	-	98,244,494

Total Investments	$367,987,684	$98,216,273	$0	$466,203,957

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of August 31, 2023, as follows:

	No expiration
	Short-Term	Long-Term	Total*

International Developed Dynamic Multifactor ETF	$23,468,720	$1,265,997	$24,734,717

Russell 1000® Dynamic Multifactor ETF	449,114,654	-	449,114,654

Russell 2000® Dynamic Multifactor ETF	87,124,667	755,963	87,880,630

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6–Investment Transactions

For the six months ended February 29, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
International Developed Dynamic Multifactor ETF	$141,598,050	$93,277,435

Russell 1000® Dynamic Multifactor ETF	7,379,425,322	7,360,954,257

Russell 2000® Dynamic Multifactor ETF	573,209,882	573,527,554

For the six months ended February 29, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
International Developed Dynamic Multifactor ETF	$-	$-

Russell 1000® Dynamic Multifactor ETF	4,228,794,272	3,376,640,736

Russell 2000® Dynamic Multifactor ETF	275,717,498	260,935,984

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of February 29, 2024, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
International Developed Dynamic Multifactor ETF	$27,792,400	$(13,379,976)	$14,412,424	$326,621,379

Russell 1000® Dynamic Multifactor ETF	509,973,050	(170,996,110)	338,976,940	6,105,648,007

Russell 2000® Dynamic Multifactor ETF	28,600,526	(30,701,088)	(2,100,562)	468,304,519

NOTE 7–Trustees’ and Officer’s Fees

The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Self-Indexed Fund Trust, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2023 through February 29, 2024.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transaction costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco International Developed Dynamic Multifactor ETF (IMFL)

Actual	$1,000.00	$1,057.80	0.34%	$1.74

Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.34	1.71

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)

Actual	1,000.00	1,071.90	0.29	1.49

Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29	1.46
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)

Actual	1,000.00	1,020.40	0.39	1.96

Hypothetical (5% return before expenses)	1,000.00	1,022.92	0.39	1.96

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended February 29, 2024. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 182/366.

40

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2024 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	O-FAC-SAR-1	invesco.com/ETFs

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Brian Hartigan
Name: Brian Hartigan Title: President

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian Hartigan
Name: Brian Hartigan Title: President

Date: April 25, 2024

By:	/s/ Kelli Gallegos
Name: Kelli Gallegos Title: Treasurer

Date: April 25, 2024